As filed with the SEC on June 30, 2010.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04556
TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)
Date of fiscal year end: October 31
Date of reporting period: November 1, 2009 – April 30, 2010
Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Fund of Funds
Semi-Annual Report
April 30, 2010
www.transamericafunds.com
Customer Service 1-888-233-4339
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.
This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.
We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. Equity and fixed-income markets, while experiencing some periods of weakness, have generally produced positive results over the past six months as investors have become more optimistic regarding an economic recovery. The Federal Reserve has continued to keep the federal funds rate within a historically low range of 0%-0.25% in an ongoing effort to promote economic expansion. Credit markets have continued to rally, with some pauses, as more investors feel comfortable taking on some amount of credit risk. However, concerns over the impact of high government debt levels, particularly in the developed world, have arisen. This has begun to put pressure on some foreign currencies and foreign debt in Europe, particularly in Greece. In addition, while there have been incremental improvements in the labor markets, unemployment remains elevated and reached a level of 9.9% in April 2010. Following improved economic prospects, oil prices have risen modestly. For the six months ending April 30, 2010, the Dow Jones Industrial Average returned 14.87%, the Standard & Poor’s 500 Index returned 15.66%, and the Barclays Capital U.S. Aggregate Bond Index returned 2.54%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.
Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.
Sincerely,

John K. Carter	Christopher A. Staples
Chairman of the Board, President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Portfolios’ Expenses
(unaudited)
SHAREHOLDER EXPENSES
Portfolio shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, and other portfolio expenses.
The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolios and to compare these costs with the ongoing costs of investing in other portfolios.
The examples are based on an investment of $1,000 invested at November 1, 2009 and held for the entire period until April 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.
HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolios and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

		Actual Expenses			Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid		Annualized
Portfolio Name	Account Value	Value	During Period (a)		Value	During Period (a)		Expense Ratio (c)

Transamerica Asset Allocation — Conservative Portfolio
Class A	$1,000.00	$1,074.90	$3.14		$1,021.77	$3.06		0.61%
Class B	1,000.00	1,071.80	6.42		1,018.60	6.26		1.25
Class C	1,000.00	1,071.20	6.21		1,018.79	6.06		1.21
Class I	1,000.00	1,051.90	1.28	(d)	1,019.57	1.26	(d)	0.30
Class R	1,000.00	1,072.50	4.88		1,020.08	4.76		0.95
Transamerica Asset Allocation — Growth Portfolio
Class A	1,000.00	1,127.00	3.48		1,021.52	3.31		0.66
Class B	1,000.00	1,122.70	7.05		1,018.15	6.71		1.34
Class C	1,000.00	1,123.80	6.74		1,018.45	6.41		1.28
Class I	1,000.00	1,086.30	1.35	(d)	1,019.53	1.30	(d)	0.31
Class R	1,000.00	1,125.90	4.90		1,020.18	4.66		0.93
Transamerica Asset Allocation — Moderate Growth Portfolio
Class A	1,000.00	1,105.00	3.18		1,021.77	3.06		0.61
Class B	1,000.00	1,101.20	6.72		1,018.40	6.46		1.29
Class C	1,000.00	1,101.20	6.46		1,018.65	6.21		1.24
Class I	1,000.00	1,071.50	1.25	(d)	1,019.61	1.22	(d)	0.29
Class R	1,000.00	1,104.20	4.28		1,020.73	4.11		0.82
Transamerica Asset Allocation — Moderate Portfolio
Class A	1,000.00	1,088.60	3.11		1,021.82	3.01		0.60
Class B	1,000.00	1,084.40	6.56		1,018.50	6.36		1.27
Class C	1,000.00	1,085.10	6.31		1,018.74	6.11		1.22
Class I	1,000.00	1,060.90	1.29	(d)	1,019.57	1.26	(d)	0.30
Class R	1,000.00	1,086.00	4.71		1,020.28	4.56		0.91
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,047.50	3.91		1,020.98	3.86		0.77
Class C	1,000.00	1,044.80	7.15		1,017.80	7.05		1.41
Class I	1,000.00	1,037.50	1.82	(d)	1,019.03	1.81	(d)	0.43
Transamerica Multi-Manager International Portfolio
Class A	1,000.00	1,073.10	3.50		1,021.42	3.41		0.68
Class B	1,000.00	1,070.20	7.44		1,017.60	7.25		1.45
Class C	1,000.00	1,070.50	6.93		1,018.10	6.76		1.35
Class I	1,000.00	1,039.80	1.32	(d)	1,019.53	1.30	(d)	0.31

(a)	Expenses are calculated using the classes’ annualized expense ratios (as disclosed in the table), except for Class I, multiplied by the average account values for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the portfolios invest.

(d)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (152 days), and divided by the number of days in the year (365 days). This class commenced operations on November 30, 2009.

Transamerica Funds	Semi-Annual Report 2010

Schedules of Investments Composition
At April 30, 2010
(the following charts summarize the Schedules of Investments of the portfolios by asset type)
(unaudited)
Transamerica Asset Allocation — Conservative Portfolio

Bonds	40.9%
U.S. Stocks	25.3
Tactical and Specialty	14.8
Inflation-Protected Securities	9.3
Global/International Stocks	9.1
Capital Preservation	0.5
Other Assets and Liabilities — Net	0.1

Total	100.0%

Transamerica Asset Allocation — Growth Portfolio

U.S. Stocks	68.7%
Global/International Stocks	20.2
Tactical and Specialty	11.2
Capital Preservation	0.0 *
Other Assets and Liabilities — Net	(0.1)

Total	100.0%

Transamerica Asset Allocation — Moderate Growth Portfolio

U.S. Stocks	49.8%
Bonds	19.4
Global/International Stocks	14.0
Tactical and Specialty	12.9
Inflation-Protected Securities	3.7
Capital Preservation	0.2
Other Assets and Liabilities — Net	0.0 *

Total	100.0%

Transamerica Asset Allocation — Moderate Portfolio

U.S. Stocks	35.1%
Bonds	30.6
Tactical and Specialty	15.2
Global/International Stocks	11.3
Inflation-Protected Securities	7.6
Capital Preservation	0.2
Other Assets and Liabilities — Net	0.0 *

Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio

Tactical and Specialty	81.7%
Global/International Stocks	5.7
Bond	5.6
Capital Preservation	3.6
U.S. Stock	3.1
Other Assets and Liabilities — Net	0.3

Total	100.0%

Transamerica Multi-Manager International Portfolio

Global/International Stocks	89.2%
Tactical and Specialty	10.7
Other Assets and Liabilities — Net	0.1

Total	100.0%

*	Amount rounds to less than 0.01%.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative Portfolio
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.9% €
Bonds — 40.9%
Transamerica AEGON High Yield Bond	7,733,735	$70,300
Transamerica Flexible Income	1,948,870	17,267
Transamerica JPMorgan Core Bond	4,259,365	43,147
Transamerica JPMorgan International Bond	3,632,278	39,192
Transamerica PIMCO Total Return	15,015,810	155,264
Transamerica Short-Term Bond	9,875,360	101,520
Transamerica Van Kampen Emerging Markets Debt	3,201,067	34,091
Capital Preservation — 0.5%
Transamerica Money Market	5,739,077	5,739
Global/International Stocks — 9.1%
Transamerica AllianceBernstein International Value	1,216,984	9,395
Transamerica MFS International Equity	1,835,570	15,419
Transamerica Neuberger Berman International	1,693,680	13,803
Transamerica Oppenheimer Developing Markets	1,094,101	12,648
Transamerica Schroders International Small Cap	2,565,052	22,547
Transamerica Thornburg International Value	1,989,427	20,232
Transamerica WMC Emerging Markets	610,479	8,022
Inflation-Protected Securities — 9.3%
Transamerica PIMCO Real Return TIPS	9,609,755	104,746

	Shares	Value

Tactical and Specialty — 14.8%
Transamerica BlackRock Global Allocation	1,978,608	$20,756
Transamerica BlackRock Natural Resources	994,703	10,862
Transamerica BNY Mellon Market Neutral Strategy ‡	1,255,612	10,422
Transamerica Clarion Global Real Estate Securities	1,363,156	15,622
Transamerica Federated Market Opportunity	1,258,503	10,785
Transamerica First Quadrant Global Macro ‡	1,775,230	10,847
Transamerica Loomis Sayles Bond	8,159,061	87,056
U.S. Stocks — 25.3%
Transamerica BlackRock Large Cap Value	6,336,207	55,378
Transamerica Diversified Equity	1,922,369	26,952
Transamerica Growth Opportunities ‡	1,312,767	12,786
Transamerica Jennison Growth	5,371,163	61,931
Transamerica JPMorgan Mid Cap Value	1,144,955	11,541
Transamerica Oppenheimer Small- & Mid-Cap Value	1,099,606	10,116
Transamerica Third Avenue Value	949,518	19,740
Transamerica UBS Large Cap Value	4,691,301	44,567
Transamerica Van Kampen Mid-Cap Growth	931,640	10,863
Transamerica Van Kampen Small Company Growth ‡	738,162	7,587
Transamerica WMC Diversified Growth	2,601,529	23,102

Total Investment Companies (cost $1,064,954) #		1,124,245
Other Assets and Liabilities — Net		1,358

Net Assets		$1,125,603

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,064,954. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74,717 and $15,426, respectively. Net unrealized appreciation for tax purposes is $59,291.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,124,245	$—	$—	$1,124,245
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth Portfolio
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.1% €
Capital Preservation — 0.0% ¥
Transamerica Money Market	60,223	$60
Global/International Stocks — 20.2%
Transamerica AllianceBernstein International Value	4,729,412	36,511
Transamerica MFS International Equity	3,442,076	28,913
Transamerica Neuberger Berman International	8,673,258	70,687
Transamerica Oppenheimer Developing Markets	6,743,559	77,957
Transamerica Schroders International Small Cap	7,567,055	66,514
Transamerica Thornburg International Value	5,011,105	50,963
Transamerica WMC Emerging Markets	547,350	7,192
Tactical and Specialty — 11.2%
Transamerica BlackRock Global Allocation	4,376,969	45,914
Transamerica BlackRock Natural Resources	1,611,380	17,596
Transamerica BNY Mellon Market Neutral Strategy ‡	1,153,222	9,572
Transamerica Clarion Global Real Estate Securities	7,683,505	88,053
Transamerica Federated Market Opportunity	1,365,565	11,703
Transamerica First Quadrant Global Macro ‡	2,377,249	14,525

	Shares	Value

U.S. Stocks — 68.7%
Transamerica BlackRock Large Cap Value	25,981,457	$227,078
Transamerica Diversified Equity	7,424,883	104,097
Transamerica Growth Opportunities ‡	4,268,031	41,571
Transamerica Jennison Growth	21,284,948	245,416
Transamerica JPMorgan Mid Cap Value	4,973,507	50,133
Transamerica Oppenheimer Small- & Mid-Cap Value	3,957,987	36,413
Transamerica Third Avenue Value	2,892,080	60,126
Transamerica UBS Large Cap Value	22,093,520	209,888
Transamerica Van Kampen Mid-Cap Growth	3,885,688	45,307
Transamerica Van Kampen Small Company Growth ‡	2,263,414	23,267
Transamerica WMC Diversified Growth	12,222,390	108,535

Total Investment Companies (cost $1,614,776) #		1,677,991
Other Assets and Liabilities — Net		(1,695)

Net Assets		$1,676,296

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,614,776. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $151,139 and $87,924, respectively. Net unrealized appreciation for tax purposes is $63,215.

¥	Amount rounds to less than 0.1%.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,677,991	$—	$—	$1,677,991
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.0% €
Bonds — 19.4%
Transamerica AEGON High Yield Bond	10,953,836	$99,570
Transamerica Flexible Income	3,850,715	34,117
Transamerica JPMorgan Core Bond	3,218,341	32,602
Transamerica JPMorgan International Bond	13,258,451	143,059
Transamerica PIMCO Total Return	17,630,341	182,297
Transamerica Short-Term Bond	8,396,061	86,312
Transamerica Van Kampen Emerging Markets Debt	4,719,398	50,262
Capital Preservation — 0.2%
Transamerica Money Market	6,195,503	6,196
Global/International Stocks — 14.0%
Transamerica AllianceBernstein International Value	6,666,147	51,463
Transamerica MFS International Equity	3,745,882	31,465
Transamerica Neuberger Berman International	12,753,358	103,940
Transamerica Oppenheimer Developing Markets	8,505,676	98,326
Transamerica Schroders International Small Cap	8,909,136	78,311
Transamerica Thornburg International Value	6,635,667	67,485
Transamerica WMC Emerging Markets	1,792,082	23,548
Inflation-Protected Securities — 3.7%
Transamerica PIMCO Real Return TIPS	11,041,886	120,357

	Shares	Value

Tactical and Specialty — 12.9%
Transamerica BlackRock Global Allocation	8,145,769	$85,449
Transamerica BlackRock Natural Resources	3,952,987	43,167
Transamerica BNY Mellon Market Neutral Strategy ‡	3,255,087	27,017
Transamerica Clarion Global Real Estate Securities	10,489,483	120,210
Transamerica Federated Market Opportunity	2,738,534	23,469
Transamerica First Quadrant Global Macro ‡	5,536,697	33,829
Transamerica Loomis Sayles Bond	7,933,082	84,646
U.S. Stocks — 49.8%
Transamerica BlackRock Large Cap Value	33,555,051	293,271
Transamerica Diversified Equity	10,809,983	151,556
Transamerica Growth Opportunities ‡	6,361,458	61,961
Transamerica Jennison Growth	26,888,521	310,024
Transamerica JPMorgan Mid Cap Value	8,612,552	86,815
Transamerica Oppenheimer Small- & Mid-Cap Value	6,449,428	59,335
Transamerica Third Avenue Value	4,453,604	92,590
Transamerica UBS Large Cap Value	33,198,217	315,382
Transamerica Van Kampen Mid-Cap Growth	5,339,930	62,264
Transamerica Van Kampen Small Company Growth ‡	2,256,945	23,201
Transamerica WMC Diversified Growth	18,075,580	160,511

Total Investment Companies (cost $3,134,739) #		3,244,007
Other Assets and Liabilities — Net		(859)

Net Assets		$3,243,148

NOTES TO THE SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $3,134,739. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $241,451 and $132,183, respectively. Net unrealized appreciation for tax purposes is $109,268.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,244,007	$—	$—	$3,244,007
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Portfolio
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.0% €
Bonds — 30.6%
Transamerica AEGON High Yield Bond	12,235,788	$111,223
Transamerica Flexible Income	5,784,848	51,254
Transamerica JPMorgan Core Bond	3,223,368	32,653
Transamerica JPMorgan International Bond	6,362,634	68,653
Transamerica PIMCO Total Return	22,123,909	228,761
Transamerica Short-Term Bond	11,972,016	123,072
Transamerica Van Kampen Emerging Markets Debt	4,853,128	51,686
Capital Preservation — 0.2%
Transamerica Money Market	4,539,757	4,540
Global/International Stocks — 11.3%
Transamerica AllianceBernstein International Value	2,863,030	22,103
Transamerica MFS International Equity	3,980,335	33,435
Transamerica Neuberger Berman International	3,836,681	31,269
Transamerica Oppenheimer Developing Markets	3,604,194	41,664
Transamerica Schroders International Small Cap	5,321,829	46,779
Transamerica Thornburg International Value	4,181,652	42,527
Transamerica WMC Emerging Markets	2,157,065	28,344
Inflation-Protected Securities — 7.6%
Transamerica PIMCO Real Return TIPS	15,149,876	165,134

	Shares	Value

Tactical and Specialty — 15.2%
Transamerica BlackRock Global Allocation	4,067,274	$42,666
Transamerica BlackRock Natural Resources	3,487,793	38,087
Transamerica BNY Mellon Market Neutral Strategy ‡	2,048,012	16,999
Transamerica Clarion Global Real Estate Securities	4,878,698	55,909
Transamerica Federated Market Opportunity	2,115,485	18,130
Transamerica First Quadrant Global Macro ‡	2,885,451	17,630
Transamerica Loomis Sayles Bond	13,370,915	142,667
U.S. Stocks — 35.1%
Transamerica BlackRock Large Cap Value	16,430,468	143,602
Transamerica Diversified Equity	4,801,665	67,319
Transamerica Growth Opportunities ‡	2,827,419	27,539
Transamerica Jennison Growth	14,144,147	163,083
Transamerica JPMorgan Mid Cap Value	4,214,307	42,480
Transamerica Oppenheimer Small- & Mid-Cap Value	3,327,607	30,614
Transamerica Third Avenue Value	2,057,730	42,780
Transamerica UBS Large Cap Value	13,834,035	131,423
Transamerica Van Kampen Mid-Cap Growth	2,565,473	29,913
Transamerica Van Kampen Small Company Growth ‡	1,323,452	13,606
Transamerica WMC Diversified Growth	7,975,084	70,819

Total Investment Companies (cost $2,088,332) #		2,178,363
Other Assets and Liabilities — Net		344

Net Assets		$2,178,707

NOTES TO THE SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,088,332. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $153,883 and $63,852, respectively. Net unrealized appreciation for tax purposes is $90,031.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,178,363	$—	$—	$2,178,363
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Multi-Manager Alternative Strategies Portfolio
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.7% €
Bond — 5.6%
Transamerica JPMorgan International Bond	1,252,963	$13,519
Capital Preservation — 3.6%
Transamerica Money Market	8,680,369	8,680
Global/International Stocks — 5.7%
Transamerica Oppenheimer Developing Markets	328,208	3,794
Transamerica Schroders International Small Cap	1,157,771	10,177
Tactical and Specialty — 81.7%
Transamerica BlackRock Global Allocation	2,151,065	22,565
Transamerica BlackRock Natural Resources	2,332,506	25,471
Transamerica BNY Mellon Market Neutral Strategy ‡	3,558,105	29,532
Transamerica Clarion Global Real Estate Securities	1,929,360	22,110
Transamerica Federated Market Opportunity	3,181,739	27,268
Transamerica First Quadrant Global Macro ‡	4,535,306	27,711
Transamerica Loomis Sayles Bond	4,149,819	44,278
U.S. Stock — 3.1%
Transamerica Third Avenue Value	359,142	7,468

Total Investment Companies (cost $248,476) #		242,573
Other Assets and Liabilities — Net		772

Net Assets		$243,345

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $248,476. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,535 and $12,438, respectively. Net unrealized depreciation for tax purposes is $5,903.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$242,573	$—	$—	$242,573
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Multi-Manager International Portfolio
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.9% €
Global/International Stocks — 89.2%
Transamerica AllianceBernstein International Value	4,120,693	$31,812
Transamerica MFS International Equity	6,029,014	50,644
Transamerica Neuberger Berman International	3,944,687	32,149
Transamerica Oppenheimer Developing Markets	3,561,963	41,176
Transamerica Schroders International Small Cap	4,329,212	38,054
Transamerica Thornburg International Value	5,786,485	58,848
Transamerica WMC Emerging Markets	2,382,083	31,301
Tactical and Specialty — 10.7%
Transamerica BlackRock Global Allocation	1,800,283	18,884
Transamerica Clarion Global Real Estate Securities	1,332,856	15,276

Total Investment Companies (cost $336,490) #		318,144
Other Assets and Liabilities — Net		194

Net Assets		$318,338

NOTES TO THE SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $336,490. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,016 and $35,362, respectively. Net unrealized depreciation for tax purposes is $18,346.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$318,144	$—	$—	$318,144
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

			Transamerica
	Transamerica	Transamerica	Asset	Transamerica	Transamerica
	Asset	Asset	Allocation —	Asset	Multi-Manager	Transamerica
	Allocation —	Allocation —	Moderate	Allocation —	Alternative	Multi-Manager
	Conservative	Growth	Growth	Moderate	Strategies	International
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments in affiliated investment companies, at value	$1,124,245	$1,677,991	$3,244,007	$2,178,363	$242,573	$318,144
Cash	—	—	10	—	—	—
Receivables:
Investment securities sold	—	760	1,027	—	192	—
Shares of beneficial interest sold	4,783	2,448	6,924	7,558	1,651	1,831
Dividends	190	—	164	233	—	—

	$1,129,218	$1,681,199	$3,252,132	$2,186,154	$244,416	$319,975

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	$1,296	$—	$—	$896	$—	$204
Shares of beneficial interest redeemed	1,402	3,366	6,097	4,705	857	1,161
Management and advisory fees	92	139	267	178	40	26
Distribution and service fees	679	1,037	2,033	1,347	123	176
Trustees fees	4	6	12	8	1	1
Transfer agent fees	56	206	285	129	21	36
Administration fees	11	17	34	22	2	4
Other	75	132	256	162	27	29

	$3,615	$4,903	$8,984	$7,447	$1,071	$1,637

Net assets	$1,125,603	$1,676,296	$3,243,148	$2,178,707	$243,345	$318,338

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	1,107,759	1,821,367	3,411,378	2,177,620	263,212	424,112
Undistributed (accumulated) net investment income (loss)	(584)	8,573	(9,746)	(3,019)	(2,668)	2,690
Accumulated net realized loss from investments in affiliated investment companies	(40,863)	(216,859)	(267,752)	(85,925)	(11,296)	(90,118)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	59,291	63,215	109,268	90,031	(5,903)	(18,346)

Net assets	$1,125,603	$1,676,296	$3,243,148	$2,178,707	$243,345	$318,338

Net assets by class:
Class A	$434,397	$644,152	$1,172,335	$800,216	$116,767	$132,481
Class B	118,716	202,333	413,216	238,328		18,994
Class C	560,071	816,905	1,637,917	1,123,827	106,993	142,622
Class I	9,731	9,668	14,840	13,416	19,585	24,241
Class R	2,688	3,238	4,840	2,920
Shares outstanding:
Class A	39,878	58,122	104,671	71,669	12,234	14,648
Class B	10,946	18,628	36,949	21,342		2,113
Class C	51,700	75,268	146,849	101,084	11,271	15,863
Class I	892	871	1,325	1,201	2,050	2,681
Class R	245	294	434	264
Net asset value per share:
Class A	$10.89	$11.08	$11.20	$11.17	$9.54	$9.04
Class B	10.85	10.86	11.18	11.17		8.99
Class C	10.83	10.85	11.15	11.12	9.49	8.99
Class I	10.91	11.09	11.20	11.17	9.55	9.04
Class R	10.96	11.00	11.16	11.12

Maximum offering price per share: (a)
Class A	$11.52	$11.72	$11.85	$11.82	$10.10	$9.57

Investments in affiliated investment companies, at cost	$1,064,954	$1,614,776	$3,134,739	$2,088,332	$248,476	$336,490

(a)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I, and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

						Transamerica
	Transamerica		Transamerica	Transamerica	Transamerica	Multi-Manager	Transamerica
	Asset Allocation		Asset Allocation	Asset Allocation	Asset Allocation	Alternative	Multi-Manager
	— Conservative		— Growth	— Moderate	— Moderate	Strategies	International
	Portfolio		Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio
Investment income:
Dividend income from affiliated investment companies	$29,266		$17,041	$58,212	$50,605	$3,771	$4,716

Expenses:
Management and advisory	518		805	1,547	1,019	228	154
Distribution and service:
Class A	693		1,075	1,949	1,305	216	249
Class B	573		990	2,021	1,165		95
Class C	2,603		3,963	7,847	5,270	505	698
Class R	4		7	10	6
Transfer agent:
Class A	234		525	697	397	98	113
Class B	63		198	312	150		27
Class C	170		566	838	406	74	125
Class I	2		2	2	2	3	4
Class R	3		4	4	3
Printing and shareholder reports	59		96	182	117	14	19
Custody	17		24	42	29	6	6
Administration	65		101	193	127	14	19
Legal	15		23	44	29	4	5
Audit and tax	8		9	9	9	8	8
Trustees	10		16	30	20	2	3
Registration	54		56	73	64	26	50
Other	4		7	14	9	1	1

Total expenses	5,095		8,467	15,814	10,127	1,199	1,576

Net of reimbursement of class expenses
Class B	—		—	—	—	—	(1)
Class R	—	(a)	—	—	—	—	—

Total reimbursed expenses	—	(a)	—	—	—	—	(1)

Net expenses	5,095		8,467	15,814	10,127	1,199	1,575

Net investment income	24,171		8,574	42,398	40,478	2,572	3,141

Net realized and unrealized gain (loss) on investments in affiliated investment companies:
Realized loss from investments in affiliated investment companies	(1,262)		(22,893)	(22,389)	(7,565)	(4,752)	(1,416)
Realized gain distributions from investments in affiliated investment companies	598		39	966	1,209	187	164

	(664)		(22,854)	(21,423)	(6,356)	(4,565)	(1,252)

Increase in unrealized appreciation (depreciation) on investments in affiliated investment companies	49,489		203,230	280,575	133,364	12,315	18,835

Net realized and unrealized gain (loss) on investments in affiliated investment companies	48,825		180,376	259,152	127,008	7,750	17,583

Net increase in net assets resulting from operations	$72,996		$188,950	$301,550	$167,486	$10,322	$20,724

(a)	Amount rounds to less than $(1).
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended:
(all amounts in thousands)

	Transamerica Asset Allocation —		Transamerica Asset Allocation —		Transamerica Asset Allocation —
	Conservative Portfolio		Growth Portfolio		Moderate Growth Portfolio
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income	$24,171	$30,977	$8,574	$14,678	$42,398	$68,877
Net realized loss on investments in affiliated investment companies	(664)	(37,718)	(22,854)	(186,967)	(21,423)	(233,911)
Change in unrealized appreciation on investments in affiliated investment companies	49,489	167,509	203,230	351,453	280,575	575,877

Net increase in net assets resulting from operations	72,996	160,768	188,950	179,164	301,550	410,843

Distributions to shareholders:
From net investment income:
Class A	(10,672)	(13,153)	(5,403)	(10,375)	(26,903)	(32,722)
Class B	(2,850)	(4,011)	(552)	(2,123)	(7,340)	(10,197)
Class C	(12,859)	(16,263)	(2,865)	(9,364)	(29,428)	(40,056)
Class I	(21)		(1)		(1)
Class R	(37)	(57)	(22)	(40)	(93)	(73)

	(26,439)	(33,484)	(8,843)	(21,902)	(63,765)	(83,048)

Capital share transactions:
Proceeds from shares sold:
Class A	101,055	139,081	76,037	143,445	144,141	230,540
Class B	15,777	31,792	9,710	18,975	24,780	38,265
Class C	98,146	198,027	58,952	115,363	154,132	244,779
Class I	9,911		9,956		15,305
Class R	1,421	713	947	1,940	2,495	1,114

	226,310	369,613	155,602	279,723	340,853	514,698

Dividends and distributions reinvested:
Class A	9,629	11,691	5,056	9,389	25,110	30,081
Class B	2,297	3,265	492	1,861	6,616	9,051
Class C	9,383	11,336	2,338	7,303	22,934	29,851
Class I	2		1		2
Class R	33	46	18	19	74	45

	21,344	26,338	7,905	18,572	54,736	69,028

Cost of shares redeemed:
Class A	(55,958)	(108,752)	(81,220)	(136,887)	(128,496)	(240,883)
Class B	(14,978)	(29,438)	(20,354)	(41,291)	(40,891)	(79,769)
Class C	(59,045)	(149,422)	(96,921)	(189,430)	(175,198)	(382,557)
Class I	(358)		(440)		(684)
Class R	(357)	(569)	(727)	(1,136)	(869)	(579)

	(130,696)	(288,181)	(199,662)	(368,744)	(346,138)	(703,788)

Redemption fees:
Class A	—	6	—	3	—	1
Class B	—	1	—	—	—	—
Class C	—	1	—	3	—	2

	—	8	—	6	—	3

Automatic conversions:
Class A	1,221	2,399	2,081	3,697	3,246	7,442
Class B	(1,221)	(2,399)	(2,081)	(3,697)	(3,246)	(7,442)

	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	116,958	107,778	(36,155)	(70,443)	49,451	(120,059)

Net increase in net assets	163,515	235,062	143,952	86,819	287,236	207,736

Net assets:
Beginning of period/year	$962,088	$727,026	$1,532,344	$1,445,525	$2,955,912	$2,748,176

End of period/year	$1,125,603	$962,088	$1,676,296	$1,532,344	$3,243,148	$2,955,912

Undistributed (accumulated) net investment income (loss)	$(584)	$1,684	$8,573	$8,842	$(9,746)	$11,621

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica Asset Allocation —		Transamerica Asset Allocation —		Transamerica Asset Allocation —
	Conservative Portfolio		Growth Portfolio		Moderate Growth Portfolio
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A	9,506	15,113	7,147	17,028	13,287	25,412
Class B	1,489	3,491	927	2,296	2,283	4,250
Class C	9,280	21,793	5,639	13,991	14,245	27,170
Class I	925		911		1,386
Class R	131	80	88	231	231	121

	21,331	40,477	14,712	33,546	31,432	56,953

Shares issued-reinvested from distributions:
Class A	921	1,344	489	1,182	2,378	3,594
Class B	221	379	48	239	626	1,080
Class C	904	1,315	230	938	2,176	3,571
Class I	— (a)		— (a)		— (a)
Class R	3	5	2	2	7	5

	2,049	3,043	769	2,361	5,187	8,250

Shares redeemed:
Class A	(5,253)	(11,999)	(7,611)	(16,568)	(11,834)	(27,351)
Class B	(1,411)	(3,248)	(1,951)	(5,088)	(3,775)	(9,088)
Class C	(5,577)	(16,669)	(9,312)	(23,261)	(16,246)	(43,805)
Class I	(33)		(40)		(61)
Class R	(33)	(61)	(70)	(137)	(81)	(63)

	(12,307)	(31,977)	(18,984)	(45,054)	(31,997)	(80,307)

Automatic conversions:
Class A	115	260	197	431	301	828
Class B	(115)	(261)	(201)	(441)	(302)	(830)

	—	(1)	(4)	(10)	(1)	(2)

Net increase (decrease) in shares outstanding:
Class A	5,289	4,718	222	2,073	4,132	2,483
Class B	184	361	(1,177)	(2,994)	(1,168)	(4,588)
Class C	4,607	6,439	(3,443)	(8,332)	175	(13,064)
Class I	892		871		1,325
Class R	101	24	20	96	157	63

	11,073	11,542	(3,507)	(9,157)	4,621	(15,106)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica Asset		Transamerica Multi-Manager		Transamerica Multi-Manager
	Allocation — Moderate Portfolio		Alternative Strategies Portfolio		International Portfolio
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income	$40,478	$56,697	$2,572	$5,840	$3,141	$3,049
Net realized loss on investments in affiliated investment companies	(6,356)	(71,447)	(4,565)	(6,274)	(1,252)	(51,030)
Change in unrealized appreciation on investments in affiliated investment companies	133,364	312,983	12,315	28,291	18,835	108,676

Net increase in net assets resulting from operations	167,486	298,233	10,322	27,857	20,724	60,695

Distributions to shareholders:
From net investment income:
Class A	(24,791)	(25,025)	(3,254)	(3,552)	(1,770)	(770)
Class B	(6,406)	(7,739)	—	—	(109)	—
Class C	(29,832)	(32,988)	(2,026)	(2,751)	(850)	—
Class I	(2)		(1)		(1)
Class R	(70)	(61)	—	—	—	—

	(61,101)	(65,813)	(5,281)	(6,303)	(2,730)	(770)

Capital share transactions:
Proceeds from shares sold:
Class A	138,805	205,360	35,984	55,943	38,449	52,130
Class B	17,993	32,093	—	—	2,478	2,161
Class C	156,161	237,636	22,148	26,516	17,551	18,980
Class I	14,422		20,722		25,164
Class R	1,261	2,053	—	—	—	—

	328,642	477,142	78,854	82,459	83,642	73,271

Dividends and distributions reinvested:
Class A	22,613	22,442	2,646	2,810	1,359	603
Class B	5,572	6,569	—	—	90	—
Class C	22,219	23,369	1,636	2,055	629	—
Class I	2		1		1
Class R	46	46	—	—	—	—

	50,452	52,426	4,283	4,865	2,079	603

Cost of shares redeemed:
Class A	(95,853)	(167,320)	(44,065)	(47,972)	(50,511)	(48,414)
Class B	(23,615)	(57,609)	—	—	(2,382)	(3,438)
Class C	(108,023)	(260,060)	(15,556)	(32,021)	(16,757)	(44,010)
Class I	(1,221)		(1,281)		(1,265)
Class R	(720)	(1,135)	—	—	—	—

	(229,432)	(486,124)	(60,902)	(79,993)	(70,915)	(95,862)

Redemption fees:
Class A	—	—	—	1	—	1
Class B	—	—	—	—	—	—
Class C	—	5	—	—	—	—

	—	5	—	1	—	1

Automatic conversions:
Class A	2,288	4,828	—	—	316	435
Class B	(2,288)	(4,828)	—	—	(316)	(435)

	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	149,662	43,449	22,235	7,332	14,806	(21,987)

Net increase in net assets	256,047	275,869	27,276	28,886	32,800	37,938

Net assets:
Beginning of period/year	$1,922,660	$1,646,791	$216,069	$187,183	$285,538	$247,600

End of period/year	$2,178,707	$1,922,660	$243,345	$216,069	$318,338	$285,538

Undistributed (accumulated) net investment income (loss)	$(3,019)	$17,604	$(2,668)	$41	$2,690	$2,279

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica Asset		Transamerica Multi-Manager		Transamerica Multi-Manager
	Allocation — Moderate Portfolio		Alternative Strategies Portfolio		International Portfolio
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A	12,751	21,960	3,819	6,565	4,331	7,357
Class B	1,653	3,459			276	296
Class C	14,411	25,589	2,363	3,168	1,977	2,664
Class I	1,311		2,185		2,819
Class R	116	224

	30,242	51,232	8,367	9,733	9,403	10,317

Shares issued-reinvested from distributions:
Class A	2,131	2,606	286	359	156	96
Class B	524	761			11
Class C	2,098	2,717	177	264	72
Class I	— (a)		— (a)		— (a)
Class R	5	6

	4,758	6,090	463	623	239	96

Shares redeemed:
Class A	(8,805)	(18,420)	(4,671)	(5,868)	(5,676)	(7,408)
Class B	(2,170)	(6,339)			(269)	(526)
Class C	(9,971)	(28,973)	(1,660)	(3,944)	(1,893)	(6,754)
Class I	(110)		(135)		(138)
Class R	(66)	(124)

	(21,122)	(53,856)	(6,466)	(9,812)	(7,976)	(14,688)

Automatic conversions:
Class A	210	524	—	—	36	65
Class B	(210)	(525)	—	—	(36)	(65)

	—	(1)	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	6,287	6,670	(566)	1,056	(1,153)	110
Class B	(203)	(2,644)			(18)	(295)
Class C	6,538	(667)	880	(512)	156	(4,090)
Class I	1,201		2,050		2,681
Class R	55	106

	13,878	3,465	2,364	544	1,666	(4,275)

(a)	Amount rounds to less than 1 share.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS
For the period or years ended:

	Transamerica Asset Allocation — Conservative Portfolio
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.42		$8.99	$12.40	$11.76	$11.35	$11.07

Investment operations
From net investment income(a),(b),(c)	0.26		0.40	0.36	0.38	0.28	0.32
From net realized and unrealized gain (loss) on affiliated investments	0.51		1.46	(3.21)	0.82	0.80	0.37

Total from investment operations	0.77		1.86	(2.85)	1.20	1.08	0.69

Distributions
Net investment income	(0.30)		(0.43)	(0.32)	(0.24)	(0.35)	(0.22)
Net realized gains on affiliated investments	—		—	(0.24)	(0.32)	(0.32)	(0.19)

Total distributions	(0.30)		(0.43)	(0.56)	(0.56)	(0.67)	(0.41)

Net asset value
End of period/year	$10.89		$10.42	$8.99	$12.40	$11.76	$11.35

Total return(d)	7.49	%(e)	21.76%	(23.86%)	12.06%	9.90%	6.30%

Net assets end of period/year	$434,397		$360,558	$268,516	$242,342	$165,071	$129,724

Ratio and supplemental data
Expenses to average net assets:(f)
After reimbursement/recapture	0.61	%(g)	0.65%	0.62%	0.62%	0.60%	0.28%
Before reimbursement/recapture	0.61	%(g)	0.65%	0.62%	0.62%	0.60%	0.28%
Net investment income, to average net assets(c),(h)	5.00	%(g)	4.27%	3.22%	3.18%	2.44%	2.85%
Portfolio turnover rate (i)	6	%(e)	27%	10%	32%	29%	32%

	Transamerica Asset Allocation — Conservative Portfolio
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.38		$8.97	$12.36	$11.73	$11.32	$11.05

Investment operations
From net investment income(a),(b),(c)	0.23		0.35	0.31	0.30	0.20	0.24
From net realized and unrealized gain (loss) on affiliated investments	0.50		1.45	(3.22)	0.86	0.81	0.38

Total from investment operations	0.73		1.80	(2.91)	1.16	1.01	0.62

Distributions
Net investment income	(0.26)		(0.39)	(0.24)	(0.21)	(0.28)	(0.16)
Net realized gains on affiliated investments	—		—	(0.24)	(0.32)	(0.32)	(0.19)

Total distributions	(0.26)		(0.39)	(0.48)	(0.53)	(0.60)	(0.35)

Net asset value
End of period/year	$10.85		$10.38	$8.97	$12.36	$11.73	$11.32

Total return(d)	7.18	%(e)	21.01%	(24.36%)	11.34%	9.19%	5.65%

Net assets end of period/year	$118,716		$111,706	$93,268	$116,569	$110,701	$106,449

Ratio and supplemental data
Expenses to average net assets:(f)
After reimbursement/recapture	1.25	%(g)	1.28%	1.24%	1.25%	1.26%	0.93%
Before reimbursement/recapture	1.25	%(g)	1.28%	1.24%	1.25%	1.26%	0.93%
Net investment income, to average net assets(c),(h)	4.49	%(g)	3.71%	2.72%	2.59%	1.78%	2.15%
Portfolio turnover rate(i)	6	%(e)	27%	10%	32%	29%	32%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Conservative Portfolio
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.37		$8.96	$12.35	$11.73	$11.32	$11.05

Investment operations
From net investment income(a),(b),(c)	0.24		0.34	0.29	0.30	0.21	0.25
From net realized and unrealized gain (loss) on affiliated investments	0.49		1.46	(3.19)	0.86	0.80	0.37

Total from investment operations	0.73		1.80	(2.90)	1.16	1.01	0.62

Distributions
Net investment income	(0.27)		(0.39)	(0.25)	(0.22)	(0.28)	(0.16)
Net realized gains on affiliated investments	—		—	(0.24)	(0.32)	(0.32)	(0.19)

Total distributions	(0.27)		(0.39)	(0.49)	(0.54)	(0.60)	(0.35)

Net asset value
End of period/year	$10.83		$10.37	$8.96	$12.35	$11.73	$11.32

Total return(d)	7.12	%(e)	21.09%	(24.30%)	11.31%	9.25%	5.61%

Net assets end of period/year	$560,071		$488,315	$364,153	$336,981	$257,675	$208,959

Ratio and supplemental data
Expenses to average net assets:(f)
After reimbursement/recapture	1.21	%(g)	1.23%	1.22%	1.22%	1.23%	0.90%
Before reimbursement/recapture	1.21	%(g)	1.23%	1.22%	1.22%	1.23%	0.90%
Net investment income, to average net assets(c),(h)	4.47	%(g)	3.69%	2.61%	2.60%	1.82%	2.21%
Portfolio turnover rate(i)	6	%(e)	27%	10%	32%	29%	32%

	Transamerica
	Asset
	Allocation —
	Conservative
	Portfolio
	Class I
	April 30, 2010(o)
For a share outstanding throughout each period	(unaudited)
Net asset value
Beginning of period/year	$10.69

Investment operations
From net investment income(a),(c)	0.12
From net realized and unrealized gain on affiliated investments	0.42

Total from investment operations	0.54

Distributions
Net investment income	(0.32)
Net realized gains on affiliated investments	—

Total distributions	(0.32)

Net asset value
End of period/year	$10.91

Total return(d)	5.19	%(e)

Net assets end of period/year	$9,731

Ratio and supplemental data
Expenses to average net assets:(f)
After reimbursement/recapture	0.30	%(g)
Before reimbursement/recapture	0.30	%(g)
Net investment income, to average net assets(c),(h)	2.74	%(g)
Portfolio turnover rate(i)	6	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Conservative Portfolio
	Class R
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(j)
Net asset value
Beginning of period/year	$10.49		$9.05	$12.47	$11.84	$11.30

Investment operations
From net investment income(a),(b),(c)	0.23		0.37	0.35	0.33	0.13
From net realized and unrealized gain (loss) on affiliated investments	0.52		1.49	(3.23)	0.85	0.47

Total from investment operations	0.75		1.86	(2.88)	1.18	0.60

Distributions
Net investment income	(0.28)		(0.42)	(0.30)	(0.23)	(0.06)
Net realized gains on affiliated investments	—		—	(0.24)	(0.32)	—

Total distributions	(0.28)		(0.42)	(0.54)	(0.55)	(0.06)

Net asset value
End of period/year	$10.96		$10.49	$9.05	$12.47	$11.84

Total return(d)	7.25	%(e)	21.59%	(23.98%)	11.89%	5.35	%(e)

Net assets end of period/year	$2,688		$1,509	$1,089	$645	$53

Ratio and supplemental data
Expenses to average net assets:(f)
After reimbursement/recapture	0.95	%(g)	0.89%	0.82%	0.86%	0.66	%(g)
Before reimbursement/recapture	0.97	%(g)	0.89%	0.82%	0.86%	0.66	%(g)
Net investment income, to average net assets(c),(h)	4.27	%(g)	3.97%	3.14%	2.71%	3.03	%(g)
Portfolio turnover rate(i)	6	%(e)	27%	10%	32%	29	%(e)

	Transamerica Asset Allocation — Growth Portfolio
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,		October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006		2005
Net asset value
Beginning of period/year	$9.92		$8.87	$15.46	$13.44	$11.99		$10.75

Investment operations
From net investment income(a),(b),(c)	0.07		0.12	0.15	0.23	0.03		0.05
From net realized and unrealized gain (loss) on affiliated investments	1.18		1.12	(6.29)	2.53	1.89		1.38

Total from investment operations	1.25		1.24	(6.14)	2.76	1.92		1.43

Distributions
Net investment income	(0.09)		(0.19)	(0.02)	(0.29)	(0.11)		(0.12)
Net realized gains on affiliated investments	—		—	(0.43)	(0.45)	(0.36)		(0.07)

Total distributions	(0.09)		(0.19)	(0.45)	(0.74)	(0.47)		(0.19)

Net asset value
End of period/year	$11.08		$9.92	$8.87	$15.46	$13.44		$11.99

Total return(d)	12.70	%(e)	14.46%	(40.75%)	21.35%	16.38%		13.42%

Net assets end of period/year	$644,152		$574,500	$495,257	$781,872	$502,488		$286,412

Ratio and supplemental data
Expenses to average net assets:(f)
After reimbursement/recapture	0.66	%(g)	0.73%	0.65%	0.64%	0.65%		0.34%
Before reimbursement/recapture	0.66	%(g)	0.73%	0.65%	0.64%	0.65%		0.34%
Net investment income, to average net assets(c),(h)	1.44	%(g)	1.41%	1.20%	1.62%	0.22%		0.42%
Portfolio turnover rate(i)	7	%(e)	47%	12%	18%	22%		35%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Growth Portfolio
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$9.70		$8.63	$15.13	$13.17	$11.77	$10.57

Investment operations
From net investment income (loss)(a),(b),(c)	0.04		0.07	0.08	0.14	(0.05)	(0.03)
From net realized and unrealized gain (loss) on affiliated investments	1.15		1.10	(6.15)	2.47	1.85	1.36

Total from investment operations	1.19		1.17	(6.07)	2.61	1.80	1.33

Distributions
Net investment income	(0.03)		(0.10)	—	(0.20)	(0.04)	(0.06)
Net realized gains on affiliated investments	—		—	(0.43)	(0.45)	(0.36)	(0.07)

Total distributions	(0.03)		(0.10)	(0.43)	(0.65)	(0.40)	(0.13)

Net asset value
End of period/year	$10.86		$9.70	$8.63	$15.13	$13.17	$11.77

Total return(d)	12.27	%(e)	13.78%	(41.15%)	20.54%	15.57%	12.55%

Net assets end of period/year	$202,333		$192,054	$196,817	$368,186	$288,719	$211,904

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.34	%(g)	1.40%	1.30%	1.29%	1.31%	0.99%
Before reimbursement/recapture	1.34	%(g)	1.40%	1.30%	1.29%	1.31%	0.99%
Net investment income (loss), to average net assets(c),(h)	0.79	%(g)	0.84%	0.67%	1.02%	(0.42%)	(0.24%)
Portfolio turnover rate(i)	7	%(e)	47%	12%	18%	22%	35%

	Transamerica Asset Allocation — Growth Portfolio
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$9.69		$8.64	$15.13	$13.18	$11.78	$10.57

Investment operations
From net investment income (loss)(a),(b),(c)	0.05		0.08	0.08	0.14	(0.05)	(0.02)
From net realized and unrealized gain (loss) on affiliated investments	1.15		1.08	(6.14)	2.48	1.85	1.37

Total from investment operations	1.20		1.16	(6.06)	2.62	1.80	1.35

Distributions
Net investment income	(0.04)		(0.11)	—	(0.22)	(0.04)	(0.07)
Net realized gains on affiliated investments	—		—	(0.43)	(0.45)	(0.36)	(0.07)

Total distributions	(0.04)		(0.11)	(0.43)	(0.67)	(0.40)	(0.14)

Net asset value
End of period/year	$10.85		$9.69	$8.64	$15.13	$13.18	$11.78

Total return(d)	12.38	%(e)	13.72%	(41.08%)	20.60%	15.61%	12.82%

Net assets end of period/year	$816,905		$763,086	$751,881	$1,270,635	$876,768	$528,211

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.28	%(g)	1.33%	1.26%	1.25%	1.26%	0.93%
Before reimbursement/recapture	1.28	%(g)	1.33%	1.26%	1.25%	1.26%	0.93%
Net investment income (loss), to average net assets(c),(h)	0.85	%(g)	0.90%	0.62%	1.03%	(0.38%)	(0.17%)
Portfolio turnover rate(i)	7	%(e)	47%	12%	18%	22%	35%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica
	Asset
	Allocation —
	Growth
	Portfolio
	Class I
	April 30, 2010(o)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$10.35

Investment operations
From net investment loss(a),(c)	(0.01)
From net realized and unrealized gain on affiliated investments	0.89

Total from investment operations	0.88

Distributions
Net investment income	(0.14)
Net realized gains on affiliated investments	—

Total distributions	(0.14)

Net asset value
End of period/year	$11.09

Total return(d)	8.63	%(e)

Net assets end of period/year	$9,668

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.31	%(g)
Before reimbursement/recapture	0.31	%(g)
Net investment loss, to average net assets(c),(h)	(0.14	%)(g)
Portfolio turnover rate(i)	7	%(e)

	Transamerica Asset Allocation — Growth Portfolio
	Class R
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(j)

Net asset value
Beginning of period/year	$9.85		$8.84	$15.40	$13.43	$12.36

Investment operations
From net investment income(a),(b),(c)	0.06		0.10	0.07	0.13	0.05
From net realized and unrealized gain (loss) on affiliated investments	1.17		1.12	(6.20)	2.60	1.02

Total from investment operations	1.23		1.22	(6.13)	2.73	1.07

Distributions
Net investment income	(0.08)		(0.21)	—	(0.31)	—
Net realized gains on affiliated investments	—		—	(0.43)	(0.45)	—

Total distributions	(0.08)		(0.21)	(0.43)	(0.76)	—

Net asset value
End of period/year	$11.00		$9.85	$8.84	$15.40	$13.43

Total return(d)	12.59	%(e)	14.35%	(40.81%)	21.20%	8.66	%(e)

Net assets end of period/year	$3,238		$2,704	$1,570	$884	$85

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.93	%(g)	0.85%	0.83%	0.68%	0.67	%(g)
Before reimbursement/recapture	0.93	%(g)	0.85%	0.83%	0.68%	0.67	%(g)
Net investment income, to average net assets(c),(h)	1.09	%(g)	1.09%	0.57%	0.94%	1.08	%(g)
Portfolio turnover rate(i)	7	%(e)	47%	12%	18%	22	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Moderate Growth Portfolio
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$10.39		$9.20	$14.58	$13.05	$11.88	$10.97

Investment operations
From net investment income(a),(b),(c)	0.17		0.28	0.26	0.33	0.15	0.16
From net realized and unrealized gain (loss) on affiliated investments	0.90		1.25	(5.04)	1.86	1.53	1.00

Total from investment operations	1.07		1.53	(4.78)	2.19	1.68	1.16

Distributions
Net investment income	(0.26)		(0.34)	(0.19)	(0.34)	(0.20)	(0.20)
Net realized gains on affiliated investments	—		—	(0.41)	(0.32)	(0.31)	(0.05)

Total distributions	(0.26)		(0.34)	(0.60)	(0.66)	(0.51)	(0.25)

Net asset value
End of period/year	$11.20		$10.39	$9.20	$14.58	$13.05	$11.88

Total return(d)	10.50	%(e)	17.47%	(34.01%)	17.48%	14.59%	10.69%

Net assets end of period/year	$1,172,334		$1,044,810	$901,766	$1,295,568	$914,835	$560,231

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.61	%(g)	0.66%	0.60%	0.60%	0.61%	0.28%
Before reimbursement/recapture	0.61	%(g)	0.66%	0.60%	0.60%	0.61%	0.28%
Net investment income, to average net assets(c),(h)	3.14	%(g)	2.99%	2.12%	2.42%	1.17%	1.37%
Portfolio turnover rate(i)	8	%(e)	37%	13%	19%	21%	26%

	Transamerica Asset Allocation — Moderate Growth Portfolio
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$10.34		$9.12	$14.45	$12.94	$11.80	$10.90

Investment operations
From net investment income(a),(b),(c)	0.13		0.22	0.19	0.24	0.06	0.08
From net realized and unrealized gain (loss) on affiliated investments	0.90		1.24	(5.01)	1.85	1.52	1.01

Total from investment operations	1.03		1.46	(4.82)	2.09	1.58	1.09

Distributions
Net investment income	(0.19)		(0.24)	(0.10)	(0.26)	(0.13)	(0.14)
Net realized gains on affiliated investments	—		—	(0.41)	(0.32)	(0.31)	(0.05)

Total distributions	(0.19)		(0.24)	(0.51)	(0.58)	(0.44)	(0.19)

Net asset value
End of period/year	$11.18		$10.34	$9.12	$14.45	$12.94	$11.80

Total return(d)	10.12	%(e)	16.69%	(34.44%)	16.69%	13.74%	10.05%

Net assets end of period/year	$413,216		$394,275	$389,429	$651,359	$549,040	$428,677

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.29	%(g)	1.33%	1.27%	1.27%	1.28%	0.95%
Before reimbursement/recapture	1.29	%(g)	1.33%	1.27%	1.27%	1.28%	0.95%
Net investment income, to average net assets(c),(h)	2.50	%(g)	2.39%	1.54%	1.78%	0.51%	0.68%
Portfolio turnover rate(i)	8	%(e)	37%	13%	19%	21%	26%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Moderate Growth Portfolio
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$10.32		$9.11	$14.45	$12.95	$11.80	$10.91

Investment operations
From net investment income(a),(b),(c)	0.13		0.22	0.18	0.24	0.07	0.08
From net realized and unrealized gain (loss) on affiliated investments	0.90		1.25	(5.00)	1.85	1.52	1.01

Total from investment operations	1.03		1.47	(4.82)	2.09	1.59	1.09

Distributions
Net investment income	(0.20)		(0.26)	(0.11)	(0.27)	(0.13)	(0.15)
Net realized gains on affiliated investments	—		—	(0.41)	(0.32)	(0.31)	(0.05)

Total distributions	(0.20)		(0.26)	(0.52)	(0.59)	(0.44)	(0.20)

Net asset value
End of period/year	$11.15		$10.32	$9.11	$14.45	$12.95	$11.80

Total return(d)	10.12	%(e)	16.77%	(34.44%)	16.74%	13.87%	10.02%

Net assets end of period/year	$1,637,917		$1,513,954	$1,455,012	$2,098,087	$1,520,489	$981,156

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.24	%(g)	1.28%	1.23%	1.23%	1.24%	0.90%
Before reimbursement/recapture	1.24	%(g)	1.28%	1.23%	1.23%	1.24%	0.90%
Net investment income, to average net assets(c),(h)	2.52	%(g)	2.43%	1.49%	1.79%	0.55%	0.74%
Portfolio turnover rate(i)	8	%(e)	37%	13%	19%	21%	26%

	Transamerica
	Asset
	Allocation —
	Moderate
	Growth
	Portfolio
	Class I
	April 30, 2010(o)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$10.76

Investment operations
From net investment income(a),(c)	0.05
From net realized and unrealized gain on affiliated investments	0.70

Total from investment operations	0.75

Distributions
Net investment income	(0.31)
Net realized gains on affiliated investments	—

Total distributions	(0.31)

Net asset value
End of period/year	$11.20

Total return(d)	7.15	%(e)

Net assets end of period/year	$14,840

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.29	%(g)
Before reimbursement/recapture	0.29	%(g)
Net investment income, to average net assets(c),(h)	1.14	%(g)
Portfolio turnover rate(i)	8	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Moderate Growth Portfolio
	Class R
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(j)

Net asset value
Beginning of period/year	$10.36		$9.18	$14.54	$13.05	$12.13

Investment operations
From net investment income(a),(b),(c)	0.15		0.25	0.22	0.24	0.10
From net realized and unrealized gain (loss) on affiliated investments	0.91		1.26	(5.00)	1.93	0.82

Total from investment operations	1.06		1.51	(4.78)	2.17	0.92

Distributions
Net investment income	(0.26)		(0.33)	(0.17)	(0.36)	—
Net realized gains on affiliated investments	—		—	(0.41)	(0.32)	—

Total distributions	(0.26)		(0.33)	(0.58)	(0.68)	—

Net asset value
End of period/year	$11.16		$10.36	$9.18	$14.54	$13.05

Total return(d)	10.42	%(e)	17.29%	(34.08%)	17.31%	7.58	%(e)

Net assets end of period/year	$4,840		$2,873	$1,969	$1,983	$54

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.82	%(g)	0.82%	0.76%	0.67%	0.66	%(g)
Before reimbursement/recapture	0.82	%(g)	0.82%	0.76%	0.67%	0.66	%(g)
Net investment income, to average net assets(c),(h)	2.84	%(g)	2.68%	1.74%	1.80%	2.08	%(g)
Portfolio turnover rate(i)	8	%(e)	37%	13%	19%	21	%(e)

	Transamerica Asset Allocation — Moderate Portfolio
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,		October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006		2005

Net asset value
Beginning of period/year	$10.62		$9.29	$13.69	$12.64	$11.78		$11.23

Investment operations
From net investment income(a),(b),(c)	0.23		0.36	0.33	0.36	0.24		0.27
From net realized and unrealized gain (loss) on affiliated investments	0.69		1.40	(4.05)	1.40	1.15		0.67

Total from investment operations	0.92		1.76	(3.72)	1.76	1.39		0.94

Distributions
Net investment income	(0.37)		(0.43)	(0.28)	(0.37)	(0.28)		(0.33)
Net realized gains on affiliated investments	—		—	(0.40)	(0.34)	(0.25)		(0.06)

Total distributions	(0.37)		(0.43)	(0.68)	(0.71)	(0.53)		(0.39)

Net asset value
End of period/year	$11.17		$10.62	$9.29	$13.69	$12.64		$11.78

Total return(d)	8.86	%(e)	19.99%	(28.41%)	14.51%	12.22%		8.54%

Net assets end of period/year	$800,216		$694,532	$545,646	$665,013	$471,902		$329,797

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.60	%(g)	0.63%	0.59%	0.59%	0.58%		0.26%
Before reimbursement/recapture	0.60	%(g)	0.63%	0.59%	0.59%	0.58%		0.26%
Net investment income, to average net assets(c),(h)	4.34	%(g)	3.76%	2.79%	2.83%	1.98%		2.31%
Portfolio turnover rate(i)	7	%(e)	30%	12%	23%	22%		19%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Asset Allocation — Moderate Portfolio
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$10.59		$9.23	$13.59	$12.55	$11.70	$11.16

Investment operations
From net investment income(a),(b),(c)	0.20		0.30	0.27	0.28	0.16	0.18
From net realized and unrealized gain (loss) on affiliated investments	0.68		1.39	(4.05)	1.39	1.15	0.68

Total from investment operations	0.88		1.69	(3.78)	1.67	1.31	0.86

Distributions
Net investment income	(0.30)		(0.33)	(0.18)	(0.28)	(0.21)	(0.26)
Net realized gains on affiliated investments	—		—	(0.40)	(0.34)	(0.25)	(0.06)

Total distributions	(0.30)		(0.33)	(0.58)	(0.62)	(0.46)	(0.32)

Net asset value
End of period/year	$11.17		$10.59	$9.23	$13.59	$12.55	$11.70

Total return(d)	8.44	%(e)	19.16%	(28.87%)	13.73%	11.50%	7.81%

Net assets end of period/year	$238,328		$228,151	$223,209	$357,175	$336,385	$295,649

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.27	%(g)	1.30%	1.25%	1.25%	1.25%	0.92%
Before reimbursement/recapture	1.27	%(g)	1.30%	1.25%	1.25%	1.25%	0.92%
Net investment income, to average net assets(c),(h)	3.76	%(g)	3.23%	2.26%	2.21%	1.31%	1.61%
Portfolio turnover rate(i)	7	%(e)	30%	12%	23%	22%	19%

	Transamerica Asset Allocation — Moderate Portfolio
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$10.55		$9.21	$13.58	$12.55	$11.70	$11.17

Investment operations
From net investment income(a),(b),(c)	0.20		0.30	0.26	0.28	0.16	0.19
From net realized and unrealized gain (loss) on affiliated investments	0.68		1.39	(4.03)	1.39	1.14	0.67

Total from investment operations	0.88		1.69	(3.77)	1.67	1.30	0.86

Distributions
Net investment income	(0.31)		(0.35)	(0.20)	(0.30)	(0.21)	(0.27)
Net realized gains on affiliated investments	—		—	(0.40)	(0.34)	(0.25)	(0.06)

Total distributions	(0.31)		(0.35)	(0.60)	(0.64)	(0.46)	(0.33)

Net asset value
End of period/year	$11.12		$10.55	$9.21	$13.58	$12.55	$11.70

Total return(d)	8.51	%(e)	19.24%	(28.87%)	13.86%	11.46%	7.85%

Net assets end of period/year	$1,123,827		$997,766	$876,977	$1,159,220	$905,061	$678,783

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.22	%(g)	1.24%	1.21%	1.21%	1.22%	0.89%
Before reimbursement/recapture	1.22	%(g)	1.24%	1.21%	1.21%	1.22%	0.89%
Net investment income, to average net assets(c),(h)	3.76	%(g)	3.25%	2.21%	2.22%	1.35%	1.67%
Portfolio turnover rate(i)	7	%(e)	30%	12%	23%	22%	19%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica
	Asset
	Allocation —
	Moderate
	Portfolio
	Class I
	April 30, 2010(o)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$10.94

Investment operations
From net investment income(a),(c)	0.10
From net realized and unrealized gain on affiliated investments	0.54

Total from investment operations	0.64

Distributions
Net investment income	(0.41)
Net realized gains on affiliated investments	—

Total distributions	(0.41)

Net asset value
End of period/year	$11.17

Total return(d)	6.09	%(e)

Net assets end of period/year	$13,416

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.30	%(g)
Before reimbursement/recapture	0.30	%(g)
Net investment income, to average net assets(c),(h)	2.12	%(g)
Portfolio turnover rate(i)	7	%(e)

	Transamerica Asset Allocation - Moderate Portfolio
	Class R
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(j)

Net asset value
Beginning of period/year	$10.58		$9.28	$13.65	$12.64	$11.86

Investment operations
From net investment income(a),(b),(c)	0.21		0.32	0.28	0.31	0.13
From net realized and unrealized gain (loss) on affiliated investments	0.68		1.42	(4.02)	1.42	0.65

Total from investment operations	0.89		1.74	(3.74)	1.73	0.78

Distributions
Net investment income	(0.35)		(0.44)	(0.23)	(0.38)	—
Net realized gains on affiliated investments	—		—	(0.40)	(0.34)	—

Total distributions	(0.35)		(0.44)	(0.63)	(0.72)	—

Net asset value
End of period/year	$11.12		$10.58	$9.28	$13.65	$12.64

Total return(d)	8.60	%(e)	19.81%	(28.57%)	14.31%	6.58	%(e)

Net assets end of period/year	$2,920		$2,211	$959	$610	$53

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.91	%(g)	0.86%	0.87%	0.72%	0.66	%(g)
Before reimbursement/recapture	0.91	%(g)	0.86%	0.87%	0.72%	0.66	%(g)
Net investment income, to average net assets(c),(h)	3.97	%(g)	3.38%	2.37%	2.44%	2.73	%(g)
Portfolio turnover rate(i)	7	%(e)	30%	12%	23%	22	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2010		October 31,	October 31,		October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008		2007(k)

Net asset value
Beginning of period/year	$9.35		$8.30	$10.78		$10.00

Investment operations
From net investment income(a),(b),(c)	0.12		0.29	0.20		0.05
From net realized and unrealized gain (loss) on affiliated investments	0.32		1.08	(2.43)		0.73

Total from investment operations	0.44		1.37	(2.23)		0.78

Distributions
Net investment income	(0.25)		(0.32)	(0.25)		—
Net realized gains on affiliated investments	—		—	—		—

Total distributions	(0.25)		(0.32)	(0.25)		—

Net asset value
End of period/year	$9.54		$9.35	$8.30		$10.78

Total return(d)	4.75	%(e)	17.21%	(21.08%)		7.80	%(e)

Net assets end of period/year	$116,767		$119,693	$97,482		$38,870

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.77	%(g)	0.81%	0.84	%(#)	0.90	%(g)
Before reimbursement/recapture	0.77	%(g)	0.81%	0.84	%(#)	1.29	%(g)
Net investment income, to average net assets(c),(h)	2.56	%(g)	3.43%	1.98%		0.58	%(g)
Portfolio turnover rate(i)	16	%(e)	18%	5%		—	%(e),(m)

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2010		October 31,	October 31,		October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008		2007(k)

Net asset value
Beginning of period/year	$9.27		$8.23	$10.72		$10.00

Investment operations
From net investment income (loss)(a),(b),(c)	0.09		0.24	0.15		(0.01)
From net realized and unrealized gain (loss) on affiliated investments	0.32		1.06	(2.42)		0.73

Total from investment operations	0.41		1.30	(2.27)		0.72

Distributions
Net investment income	(0.19)		(0.26)	(0.22)		—
Net realized gains on affiliated investments	—		—	—		—

Total distributions	(0.19)		(0.26)	(0.22)		—

Net asset value
End of period/year	$9.49		$9.27	$8.23		$10.72

Total return(d)	4.48	%(e)	16.37%	(21.52%)		7.20	%(e)

Net assets end of period/year	$106,993		$96,376	$89,701		$49,306

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.41	%(g)	1.45%	1.52	%(#)	1.55	%(g)
Before reimbursement/recapture	1.41	%(g)	1.45%	1.52	%(#)	1.99	%(g)
Net investment income (loss), to average net assets(c),(h)	1.91	%(g)	2.92%	1.53%		(0.07	%)(g)
Portfolio turnover rate(i)	16	%(e)	18%	5%		—	%(e),(m)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica
	Multi-Manager
	Alternative
	Strategies
	Portfolio
	Class I
	April 30, 2010
For a share outstanding throughout each period	(unaudited)(o)

Net asset value
Beginning of period/year	$9.49

Investment operations
From net investment income(a)(c)	0.06
From net realized and unrealized gain on affiliated investments	0.29

Total from investment operations	0.35

Distributions
Net investment income	(0.29)
Net realized gains on affiliated investments	—

Total distributions	(0.29)

Net asset value
End of period/year	$9.55

Total return(d)	3.75	%(e)

Net assets end of period/year	$19,585

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.43	%(g)
Before reimbursement/recapture	0.43	%(g)
Net investment income, to average net assets(c),(h)	1.38	%(g)
Portfolio turnover rate(i)	16	%(e)

	Transamerica Multi-Manager International Portfolio
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(m)

Net asset value
Beginning of period/year	$8.53		$6.57	$13.24	$10.63	$10.00

Investment operations
From net investment income (loss)(a),(b),(c)	0.11		0.17	0.27	0.32	(0.04)
From net realized and unrealized gain (loss) on affiliated investments	0.51		1.84	(6.53)	2.87	0.67

Total from investment operations	0.62		2.01	(6.26)	3.19	0.63

Distributions
Net investment income	(0.11)		(0.05)	(0.32)	(0.58)	—
Net realized gains on affiliated investments	—		—	(0.09)	—	—

Total distributions	(0.11)		(0.05)	(0.41)	(0.58)	—

Net asset value
End of period/year	$9.04		$8.53	$6.57	$13.24	$10.63

Total return(d)	7.31	%(e)	30.86%	(48.61%)	31.30%	6.30	%(e)

Net assets end of period/year	$132,481		$134,751	$103,077	$178,422	$58,142

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.68	%(g)	0.74%	0.65%	0.65%	0.80	%(g)
Before reimbursement/recapture	0.68	%(g)	0.74%	0.65%	0.65%	0.88	%(g)
Net investment income (loss), to average net assets(c),(h)	2.50	%(g)	2.35%	2.59%	2.78%	(0.67	%)(g)
Portfolio turnover rate(i)	4	%(e)	32%	38%	1%	1	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Multi-Manager International Portfolio
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(m)

Net asset value
Beginning of period/year	$8.45		$6.50	$13.13	$10.59	$10.00

Investment operations
From net investment income (loss)(a),(b),(c)	0.07		0.01	0.21	0.23	(0.09)
From net realized and unrealized gain (loss) on affiliated investments	0.52		1.94	(6.50)	2.86	0.68

Total from investment operations	0.59		1.95	(6.29)	3.09	0.59

Distributions
Net investment income	(0.05)		—	(0.25)	(0.55)	—
Net realized gains on affiliated investments	—		—	(0.09)	—	—

Total distributions	(0.05)		—	(0.34)	(0.55)	—

Net asset value
End of period/year	$8.99		$8.45	$6.50	$13.13	$10.59

Total return(d)	7.02	%(e)	30.00%	(49.04%)	30.32%	5.90	%(e)

Net assets end of period/year	$18,994		$18,010	$15,781	$30,060	$9,849

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.45	%(g)	1.45%	1.42%	1.43%	1.45	%(g)
Before reimbursement/recapture	1.46	%(g)	1.57%	1.42%	1.43%	1.69	%(g)
Net investment income (loss), to average net assets(c),(h)	1.60	%(g)	0.08%	1.95%	1.98%	(1.32	%)(g)
Portfolio turnover rate(i)	4	%(e)	32%	38%	1%	1	%(e)

	Transamerica Multi-Manager International Portfolio
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(m)

Net asset value
Beginning of period/year	$8.45		$6.50	$13.13	$10.58	$10.00

Investment operations
From net investment income (loss)(a),(b),(c)	0.07		0.03	0.21	0.24	(0.09)
From net realized and unrealized gain (loss) on affiliated investments	0.52		1.92	(6.49)	2.86	0.67

Total from investment operations	0.59		1.95	(6.28)	3.10	0.58

Distributions
Net investment income	(0.05)		—	(0.26)	(0.55)	—
Net realized gains on affiliated investments	—		—	(0.09)	—	—

Total distributions	(0.05)		—	(0.35)	(0.55)	—

Net asset value
End of period/year	$8.99		$8.45	$6.50	$13.13	$10.58

Total return(d)	7.05	%(e)	30.00%	(48.98%)	30.45%	5.80	%(e)

Net assets end of period/year	$142,622		$132,777	$128,742	$250,419	$76,650

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	1.35	%(g)	1.43%	1.31%	1.31%	1.45	%(g)
Before reimbursement/recapture	1.35	%(g)	1.43%	1.31%	1.31%	1.53	%(g)
Net investment income (loss), to average net assets(c),(h)	1.74	%(g)	0.50%	2.01%	2.08%	(1.32	%)(g)
Portfolio turnover rate(i)	4	%(e)	32%	38%	1%	1	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica
	Multi-Manager
	International
	Portfolio
	Class I
	April 30, 2010(o)
For a share outstanding throughout each period	(unaudited)
Net asset value
Beginning of period/year	$8.84

Investment operations
From net investment income(a),(c)	—	(n)
From net realized and unrealized gain on affiliated investments	0.35

Total from investment operations	0.35

Distributions
Net investment income	(0.15)
Net realized gains on affiliated investments	—

Total distributions	(0.15)

Net asset value
End of period/year	$9.04

Total return(d)	3.98	%(e)

Net assets end of period/year	$24,241

Ratio and supplemental data

Expenses to average net assets:(f)
After reimbursement/recapture	0.31	%(g)
Before reimbursement/recapture	0.31	%(g)
Net investment loss, to average net assets(c),(h)	(0.18	%)(g)
Portfolio turnover rate(i)	4	%(e)

(a)	Calculated based on average number of shares outstanding.

(b)	On November 15, 2005, the portfolio was authorized under the 12b-1 plan to pay fees on each class up to the following limits: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(c)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.

(d)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the portfolio invests.

(g)	Annualized.

(h)	Includes redemption fees, if any. The impact of redemption fees is less than 0.01% for Class A, Class B, Class C, and R respectively.

(i)	Do not include the portfolio activity of the underlying affiliated funds.

(j)	Commenced operations on June 15, 2006.

(k)	Commenced operations on December 28, 2006.

(l)	Amount rounds to less than 1% or (1%).

(m)	Commenced operations on March 1, 2006.

(n)	Rounds to less than $(0.01) or $0.01.

(o)	Commenced operations on November 30, 2009.

(#)	Includes recapture expenses by the investment adviser. The impact of recaptured expenses was 0.07% and 0.09% for Class A and Class C, respectively (See Notes to the Financial Statements).
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation—Conservative Portfolio, Transamerica Asset Allocation—Growth Portfolio, Transamerica Asset Allocation—Moderate Growth Portfolio, Transamerica Asset Allocation—Moderate Portfolio, Transamerica Multi—Manager Alternative Strategies Portfolio, and Transamerica Multi—Manager International Portfolio (each, a “Portfolio”; and collectively, the “Portfolios”) are part of Transamerica Funds.
The investment objectives and sub-advisers of each Portfolio are as follows:

Fund	Investment Objective
Transamerica Asset Allocation — Conservative Portfolio	Seeks current income and preservation of capital.
Transamerica Asset Allocation — Growth Portfolio	Seeks long-term capital appreciation.
Transamerica Asset Allocation — Moderate Growth Portfolio	Seeks capital appreciation with current income as a secondary objective.
Transamerica Asset Allocation — Moderate Portfolio	Seeks capital appreciation and current income.
Transamerica Multi-Manager Alternative Strategies Portfolio	Seeks long-term capital appreciation.
Transamerica Multi-Manager International Portfolio	Seeks long-term capital appreciation.
The Portfolios, with the exception of Transamerica Multi—Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio, currently offer five classes of shares, Class A, Class B, Class C, Class R, and Class I. Transamerica Multi—Manager International Portfolio currently offers four classes of shares, Class A, Class B, Class C, and Class I. Transamerica Multi—Manager Alternative Strategies Portfolio currently offers three classes of shares, Class A, Class C, and Class I. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 14, 2010, Class B shares will no longer be offered for purchase.
The Portfolios offered new Class I shares with an inception date of November 30, 2009.
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.
In preparing the Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Portfolios are from investments in shares of affiliated investment companies.
Dividend distributions: Distributions to shareholders, if any, are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations.
Redemption fees: A short-term trading redemption fee may be assessed on any sales of Portfolio shares in a fund account during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.
The redemption fees received are disclosed in the Portfolios’ Statement of Changes in Net Assets. Effective March 1, 2009, the Portfolios no longer charged redemption fees. For the period ended April 30, 2010, the Portfolios did not receive redemption fees.
Cash overdraft: Throughout the year, the Portfolios may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolios’ investments at April 30, 2010, are disclosed at the end of the Portfolios’ Schedules of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
Transamerica Asset Management, Inc. (“TAM”) is the Portfolios’ investment adviser. Transamerica Fund Services, Inc. (“TFS”) is the Portfolios’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolios’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON, NV.
Certain officers and trustees of the Portfolios are also officers and/or directors of TAM, TFS and TCI.
Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary. The Portfolios have material ownership interests in the underlying funds.
At the commencement of operations of each of these Portfolios and classes, TAM invested in each Portfolio. As of April 30, 2010, TAM had investments in the Portfolios as follows:

Portfolio Name	Market Value	% of Portfolio’s Net Assets
Transamerica Asset Allocation-Conservative Portfolio
Class R	$58	0.01
Transamerica Asset Allocation-Growth Portfolio
Class R	50	—	(a)
Transamerica Asset Allocation-Moderate Growth Portfolio
Class R	54	—	(a)
Transamerica Asset Allocation-Moderate Portfolio
Class R	57	—	(a)
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	261	0.11
Transamerica Multi-Manager Alternative Strategies Portfolio
Class C	256	0.11
Transamerica Multi-Manager Alternative Strategies Portfolio
Class I	52	0.02

(a)	Amount rounds to less than 0.01%.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Portfolios pay management fees to TAM based on average daily net assets (“ANA”) at the following rates or breakpoints:

Transamerica Asset Allocation — Conservative Portfolio
Average Daily Net Assets	0.10%
Transamerica Asset Allocation — Growth Portfolio
Average Daily Net Assets	0.10%
Transamerica Asset Allocation — Moderate Growth Portfolio
Average Daily Net Assets	0.10%
Transamerica Asset Allocation — Moderate Portfolio
Average Daily Net Assets	0.10%
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.20%
Over $500 million up to $1 billion	0.19%
Over $1 billion	0.18%
Transamerica Multi — Manager International Portfolio
Average Daily Net Assets	0.10%
TAM has contractually agreed to waive its advisory fees and will reimburse the Portfolios to the extent that operating expenses, excluding 12b-1 fees, extraordinary expenses, and acquired (i.e. underlying) portfolios’ fees and expenses, exceed the following stated annual limit:

Portfolio Name	Expense Limit
Transamerica Asset Allocation — Conservative Portfolio	0.45%
Transamerica Asset Allocation — Growth Portfolio	0.45
Transamerica Asset Allocation — Moderate Growth Portfolio	0.45
Transamerica Asset Allocation — Moderate Portfolio	0.45
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55
Transamerica Multi-Manager International Portfolio*	0.45

*	This Portfolio may not recapture any fees waived and/or reimbursed prior to March 1, 2008.
If total Portfolio expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Portfolios may be required to pay the adviser a portion or all of the previously waived advisory fees.
The following amounts were available for recapture as of April 30, 2010:

Transamerica Multi-Manager International Portfolio	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2009:
Class B	$18	10/31/2012
Distribution and service fees: The Portfolios have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Portfolios. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Portfolio’s distributor. The Portfolios are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.35% for Class A; 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R. 12b-1 fees are not applicable for Class I. Amounts paid are included in the Statement of Operations.
Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the period ended April 30, 2010 the underwriter commissions paid to TCI were as follows:

Transamerica Asset Allocation — Conservative Portfolio
Received by Underwriter	$1,901
Retained by Underwriter	321
Contingent Deferred Sales Charge	132
Transamerica Asset Allocation — Growth Portfolio
Received by Underwriter	$1,520
Retained by Underwriter	233
Contingent Deferred Sales Charge	203
Transamerica Asset Allocation — Moderate Growth Portfolio
Received by Underwriter	$3,601
Retained by Underwriter	565
Contingent Deferred Sales Charge	398
Transamerica Asset Allocation — Moderate Portfolio
Received by Underwriter	$3,063
Retained by Underwriter	498
Contingent Deferred Sales Charge	197
Transamerica Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$409
Retained by Underwriter	62
Contingent Deferred Sales Charge	13
Transamerica Multi-Manager International Portfolio
Received by Underwriter	$220
Retained by Underwriter	34
Contingent Deferred Sales Charge	38

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Portfolios have entered into agreements with TFS for financial and legal fund administration services. The Portfolios pay TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.
Transfer agent fees: The Portfolios pay TFS an annual per-account charge for each open and closed account. The Portfolios paid TFS the following amounts for the period ended April 30, 2010.

Portfolio Name	Fees
Transamerica Asset Allocation — Conservative Portfolio	$486
Transamerica Asset Allocation — Growth Portfolio	1,292
Transamerica Asset Allocation — Moderate Growth Portfolio	1,858
Transamerica Asset Allocation — Moderate Portfolio	977
Transamerica Multi-Manager Alternative Strategies Portfolio	179
Transamerica Multi-Manager International Portfolio	274
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee was deemed to have been elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.
Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Portfolio. If retainers increased in the future, past accruals (and credits) would be adjusted upward so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred became payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus was allowed to serve as such.
At April 30, 2010, the Portfolios’ liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees
Transamerica Asset Allocation — Conservative Portfolio	$1
Transamerica Asset Allocation — Growth Portfolio	2
Transamerica Asset Allocation — Moderate Growth Portfolio	3
Transamerica Asset Allocation — Moderate Portfolio	2
Transamerica Multi-Manager International Portfolio	—	(a)

(a)	Rounds to less than $1.
Amounts deferred and accrued under the Emeritus Plan are claims against the general assets of Transamerica Funds.
The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Portfolios continue to pay any remaining benefits in accordance with the Plan, but no further compensation has been accrued.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended April 30, 2010 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Portfolio Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Asset Allocation — Conservative Portfolio	$180,078	$—	$65,102	$—
Transamerica Asset Allocation — Growth Portfolio	119,772	—	156,955	—
Transamerica Asset Allocation — Moderate Growth Portfolio	289,184	—	258,431	—
Transamerica Asset Allocation — Moderate Portfolio	273,190	—	142,767	—
Transamerica Multi-Manager Alternative Strategies Portfolio	54,764	—	35,600	—
Transamerica Multi-Manager International Portfolio	28,064	—	12,222	—

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Portfolios have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolios’ tax positions taken for all open years (2006 – 2008), or expected to be taken in the Portfolios’ 2009 tax return, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolios make significant investments; however the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on June 10, 2010, the Board approved a new transfer agency fee schedule. The new fee will be effective July 1, 2010.
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements

Transamerica Funds	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by the Transamerica Funds’ Audit Committee, the Transamerica Funds’ Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending October 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
Transamerica Funds has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

Transamerica Funds	Semi-Annual Report 2010

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Portfolios and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Funds will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2010

NOTICE OF PRIVACY POLICY
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2010

P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service 1-888-233-4339
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc.

Open Funds
Semi-Annual Report
April 30, 2010
www.transamericafunds.com
Customer Service 1-888-233-4339
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.
This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.
We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. Equity and fixed-income markets, while experiencing some periods of weakness, have generally produced positive results over the past six months as investors have become more optimistic regarding an economic recovery. The Federal Reserve has continued to keep the federal funds rate within a historically low range of 0%-0.25% in an ongoing effort to promote economic expansion. Credit markets have continued to rally, with some pauses, as more investors feel comfortable taking on some amount of credit risk. However, concerns over the impact of high government debt levels, particularly in the developed world, have arisen. This has begun to put pressure on some foreign currencies and foreign debt in Europe, particularly in Greece. In addition, while there have been incremental improvements in the labor markets, unemployment remains elevated and reached a level of 9.9% in April 2010. Following improved economic prospects, oil prices have risen modestly. For the six months ending April 30, 2010, the Dow Jones Industrial Average returned 14.87%, the Standard & Poor’s 500 Index returned 15.66%, and the Barclays Capital U.S. Aggregate Bond Index returned 2.54%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.
Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.
Sincerely,

John K. Carter	Christopher A. Staples
Chairman of the Board,	Vice President & Chief Investment Officer
President & Chief Executive Officer	Transamerica Funds
Transamerica Funds

Understanding Your Funds’ Expenses
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.
The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 invested at November 1, 2009 and held for the entire period until April 30, 2010, excluding fund classes that commenced operations after November 1, 2009.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.
HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (e)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid		Annualized
Fund Name	Account Value	Value	During Period		Value	During Period		Expense Ratio

Transamerica AEGON High Yield Bond (formerly, Transamerica High Yield Bond)
Class A	$1,000.00	$1,113.00	$5.92	(a)	$1,019.19	$5.66	(a)	1.13%
Class B	1,000.00	1,109.20	9.57	(a)	1,015.72	9.15	(a)	1.83
Class C	1,000.00	1,110.00	9.21	(a)	1,016.07	8.80	(a)	1.76
Class I	1,000.00	1,099.50	4.07	(b)	1,016.95	3.91	(b)	0.93
Class I2	1,000.00	1,116.10	3.41	(a)	1,021.57	3.26	(a)	0.65
Class P	1,000.00	1,102.70	4.17	(c)	1,018.08	4.01	(c)	0.90

Transamerica Balanced
Class A	1,000.00	1,147.70	8.36	(a)	1,017.01	7.85	(a)	1.57
Class B	1,000.00	1,142.40	12.85	(a)	1,012.79	12.08	(a)	2.42
Class C	1,000.00	1,144.60	11.22	(a)	1,014.33	10.54	(a)	2.11
Class I	1,000.00	1,113.40	6.38	(b)	1,014.78	6.08	(b)	1.45
Class P	1,000.00	1,099.30	5.36	(d)	1,017.90	5.15	(d)	1.11

Transamerica Diversified Equity
Class A	1,000.00	1,099.60	7.34	(d)	1,016.02	7.05	(d)	1.52
Class B	1,000.00	1,096.30	10.47	(d)	1,013.03	10.05	(d)	2.17
Class C	1,000.00	1,096.30	10.47	(d)	1,013.03	10.05	(d)	2.17
Class I	1,000.00	1,115.40	5.15	(b)	1,015.95	4.91	(b)	1.17
Class I2	1,000.00	1,103.00	3.92	(d)	1,019.29	3.76	(d)	0.81
Class P	1,000.00	1,164.80	6.17	(a)	1,019.09	5.76	(a)	1.15

Transamerica Flexible Income
Class A	1,000.00	1,093.70	6.23	(a)	1,018.84	6.01	(a)	1.20
Class B	1,000.00	1,089.80	10.05	(a)	1,015.17	9.69	(a)	1.94
Class C	1,000.00	1,089.90	9.28	(a)	1,015.92	8.95	(a)	1.79
Class I	1,000.00	1,075.10	3.67	(b)	1,017.28	3.57	(b)	0.85
Class I2	1,000.00	1,096.20	3.64	(a)	1,021.32	3.51	(a)	0.70

Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap)
Class A	1,000.00	1,089.00	7.45	(d)	1,015.88	7.19	(d)	1.55
Class B	1,000.00	1,085.60	10.56	(d)	1,012.89	10.19	(d)	2.20
Class C	1,000.00	1,085.70	10.56	(d)	1,012.89	10.19	(d)	2.20
Class I	1,000.00	1,108.80	5.27	(b)	1,015.82	5.04	(b)	1.20
Class P	1,000.00	1,169.20	7.74	(a)	1,017.65	6.68	(a)	1.44

Transamerica Funds	Semi-Annual Report 2010

Understanding Your Funds’ Expenses (continued)
(unaudited)

		Actual Expenses			Hypothetical Expenses (e)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid		Annualized
Fund Name	Account Value	Value	During Period		Value	During Period		Expense Ratio

Transamerica Growth Opportunities
Class A	$1,000.00	$1,247.00	$9.75	(a)	$1,016.12	$8.75	(a)	1.75%
Class B	1,000.00	1,241.80	13.34	(a)	1,012.89	11.98	(a)	2.40
Class C	1,000.00	1,242.50	13.29	(a)	1,012.94	11.93	(a)	2.39
Class I	1,000.00	1,210.20	6.44	(b)	1,014.99	5.87	(b)	1.40
Class I2	1,000.00	1,251.90	4.86	(a)	1,020.48	4.36	(a)	0.87
Class P	1,000.00	1,173.50	6.75	(d)	1,016.80	6.27	(d)	1.35

Transamerica Money Market
Class A	1,000.00	1,000.00	0.89	(a)	1,023.90	0.90	(a)	0.18
Class B	1,000.00	1,000.00	0.89	(a)	1,023.90	0.90	(a)	0.18
Class C	1,000.00	1,000.00	0.89	(a)	1,023.90	0.90	(a)	0.18
Class I	1,000.00	1,000.10	0.71	(b)	1,020.11	0.72	(b)	0.17
Class I2	1,000.00	1,000.10	0.89	(a)	1,023.90	0.90	(a)	0.18
Class P	1,000.00	1,000.10	0.75	(c)	1,021.30	0.76	(c)	0.17

Transamerica Short-Term Bond
Class A	1,000.00	1,043.10	4.20	(a)	1,020.68	4.16	(a)	0.83
Class C	1,000.00	1,039.20	8.04	(a)	1,016.91	7.95	(a)	1.59
Class I	1,000.00	1,035.00	2.84	(b)	1,018.03	2.82	(b)	0.67
Class I2	1,000.00	1,044.70	2.69	(a)	1,022.17	2.66	(a)	0.53

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,288.00	8.17	(a)	1,017.65	7.20	(a)	1.44
Class B	1,000.00	1,283.20	11.83	(a)	1,014.43	10.44	(a)	2.09
Class C	1,000.00	1,283.60	11.61	(a)	1,014.63	10.24	(a)	2.05
Class I	1,000.00	1,241.60	4.81	(b)	1,016.53	4.32	(b)	1.03
Class I2	1,000.00	1,290.60	4.94	(a)	1,020.48	4.36	(a)	0.87

Transamerica WMC Diversified Growth (formerly, Transamerica Equity)
Class A	1,000.00	1,155.20	8.12	(a)	1,017.26	7.60	(a)	1.52
Class B	1,000.00	1,152.60	11.58	(a)	1,014.03	10.84	(a)	2.17
Class C	1,000.00	1,152.00	11.58	(a)	1,014.03	10.84	(a)	2.17
Class I	1,000.00	1,105.40	4.16	(b)	1,016.87	3.99	(b)	0.95
Class I2	1,000.00	1,160.70	4.07	(a)	1,021.03	3.81	(a)	0.76
Class P	1,000.00	1,080.70	5.51	(d)	1,017.72	5.34	(d)	1.15
Class T	1,000.00	1,159.40	4.98	(a)	1,020.18	4.66	(a)	0.93

(a)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (152 days), and divided by the number of days in the year (365 days). This class commenced operations on November 30, 2009.

(c)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (161 days), and divided by the number of days in the year (365 days). This class commenced operations on November 20, 2009.

(d)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (168 days), and divided by the number of days in the year (365 days). This class commenced operations on November 13, 2009.

(e)	5% return per year before expenses.

Transamerica Funds	Semi-Annual Report 2010

Schedules of Investments Composition
At April 30, 2010
(The following charts summarize the Schedule of Investments of each fund by asset type)
(unaudited)
Transamerica AEGON High Yield Bond
(formerly, Transamerica High Yield Bond)

Corporate Debt Securities	88.6%
Securities Lending Collateral	18.7
Repurchase Agreement	4.4
Preferred Corporate Debt Securities	1.2
Common Stocks	0.7
Preferred Stock	0.3
Other Assets and Liabilities — Net	(13.9)

Total	100.0%

Transamerica Balanced

Common Stocks	63.3%
Corporate Debt Securities	21.0
Securities Lending Collateral	6.4
Mortgage-Backed Securities	5.5
U.S. Government Agency Obligations	5.4
Preferred Corporate Debt Securities	1.8
Asset-Backed Securities	1.6
Repurchase Agreement	0.7
Municipal Government Obligation	0.3
U.S. Government Obligation	0.2
Other Assets and Liabilities — Net	(6.2)

Total	100.0%

Transamerica Diversified Equity

Common Stocks	98.2%
Securities Lending Collateral	23.8
Repurchase Agreement	1.7
Other Assets and Liabilities — Net	(23.7)

Total	100.0%

Transamerica Flexible Income

Corporate Debt Securities	60.4%
Securities Lending Collateral	15.8
Mortgage-Backed Securities	11.1
Preferred Corporate Debt Securities	6.7
Asset-Backed Securities	5.1
Convertible Bonds	3.2
Foreign Government Obligations	2.5
U.S. Government Obligations	2.4
Common Stocks	1.8
Convertible Preferred Stocks	1.3
Preferred Stocks	1.1
U.S. Government Agency Obligation	1.0
Repurchase Agreement	0.9
Municipal Government Obligation	0.8
Other Assets and Liabilities — Net	(14.1)

Total	100.0%

Transamerica Focus
(formerly, Transamerica Legg Mason Partners All Cap)

Common Stocks	94.4%
Securities Lending Collateral	6.3
Repurchase Agreement	4.2
Other Assets and Liabilities — Net	(4.9)

Total	100.0%

Transamerica Growth Opportunities

Common Stocks	98.0%
Securities Lending Collateral	25.7
Repurchase Agreement	2.2
Other Assets and Liabilities — Net	(25.9)

Total	100.0%

Transamerica Money Market

Commercial Paper	78.6%
Corporate Debt Securities	11.8
Short-Term Foreign Government Obligations	9.5
Short-Term U.S. Government Obligation	1.2
Repurchase Agreement	0.1
Other Assets and Liabilities — Net	(1.2)

Total	100.0%

Transamerica Short-Term Bond

Corporate Debt Securities	74.5%
Mortgage-Backed Securities	13.1
Asset-Backed Securities	5.2
U.S. Government Agency Obligations	3.0
Foreign Government Obligations	2.9
Securities Lending Collateral	0.2
Repurchase Agreement	0.2
Other Assets and Liabilities — NetΏ	0.9

Total	100.0%

Transamerica Small/Mid Cap Value

Common Stocks	95.2%
Securities Lending Collateral	25.6
Repurchase Agreement	5.0
Other Assets and Liabilities — Net	(25.8)

Total	100.0%

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)

Common Stocks	99.6%
Securities Lending Collateral	5.8
Repurchase Agreement	0.0 *
Other Assets and Liabilities — Net	(5.4)

Total	100.0%

Ω	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

*	Amount rounds to less than 0.1%.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond
(formerly, Transamerica High Yield Bond)
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES — 1.2%
Diversified Financial Services — 0.4%
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 * Ž^	$2,250	$2,363
Insurance — 0.8%
Lincoln National Corp.
7.00%, 05/17/2066 *	5,650	5,226

Total Preferred Corporate Debt Securities (cost $5,707)		7,589

CORPORATE DEBT SECURITIES — 88.6%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	2,180	2,229
BE Aerospace, Inc.
8.50%, 07/01/2018 ^	1,800	1,926
Bombardier, Inc.
7.50%, 03/15/2018 — 144A	450	477
7.75%, 03/15/2020 — 144A^	1,300	1,381
DAE Aviation Holdings, Inc.
11.25%, 08/01/2015 — 144A	425	424
Hawker Beechcraft Acquisition Co., LLC
8.50%, 04/01/2015 ^	3,740	3,282
Hexcel Corp.
6.75%, 02/01/2015 ^	3,850	3,831
Spirit Aerosystems, Inc.
7.50%, 10/01/2017 — 144A	2,095	2,142
Auto Components — 0.3%
Lear Corp.
7.88%, 03/15/2018	1,180	1,202
8.13%, 03/15/2020 ^	440	449
Automobiles — 0.3%
Motors Liquidation Co.
7.13%, 07/15/2013 џ	1,915	708
7.20%, 01/15/2011 џ	1,800	671
8.10%, 06/15/2024 џ	575	198
Beverages — 0.9%
Constellation Brands, Inc.
7.25%, 09/01/2016 ^	4,900	5,023
Cott Beverages, Inc.
8.38%, 11/15/2017 — 144A	500	523
Building Products — 2.0%
Masco Corp.
7.75%, 08/01/2029 ^	2,950	2,948
Ply Gem Industries, Inc.
11.75%, 06/15/2013 ^	7,020	7,467
13.13%, 07/15/2014 — 144A^	2,000	2,080
Chemicals — 2.5%
Huntsman International LLC
5.50%, 06/30/2016 — 144A^	2,575	2,343
7.38%, 01/01/2015 *	2,900	2,871
8.63%, 03/15/2020 — 144A^	1,150	1,162
Nova Chemicals Corp.
3.65%, 11/15/2013 *	5,400	5,116
8.38%, 11/01/2016 — 144A^	2,000	2,075
8.63%, 11/01/2019 — 144A	1,500	1,568
Commercial Banks — 0.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 — 144A * Ž	3,100	2,697
Commercial Services & Supplies — 1.5%
Aramark Corp.
8.50%, 02/01/2015 ^	1,450	1,488

	Principal	Value

Commercial Services & Supplies (continued)
Ceridian Corp.
11.25%, 11/15/2015 *^	$2,930	$3,017
12.25%, 11/15/2015 Ώ	346	357
GWR Operating Partnership LLP
10.88%, 04/01/2017 — 144A^	1,810	1,801
Hertz Corp.
8.88%, 01/01/2014	2,511	2,593
Computers & Peripherals — 0.5%
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016	3,245	3,294
Consumer Finance — 1.8%
American General Finance Corp.
5.38%, 10/01/2012 ^	5,247	4,859
5.85%, 06/01/2013 ^	2,450	2,261
6.90%, 12/15/2017 ^	4,450	3,736
Containers & Packaging — 3.2%
Ball Corp.
6.75%, 09/15/2020	1,150	1,176
Cascades, Inc.
7.75%, 12/15/2017 — 144A	1,880	1,913
7.88%, 01/15/2020 — 144A	750	758
Graphic Packaging International, Inc.
9.50%, 08/15/2013 — 06/15/2017 ^	2,500	2,593
Jefferson Smurfit Corp.
8.25%, 10/01/2012 џ	7,745	7,773
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014 ^	3,235	3,316
Sealed Air Corp.
6.88%, 07/15/2033 — 144A	2,100	2,028
Diversified Consumer Services — 1.7%
Ford Holdings LLC
9.30%, 03/01/2030 ^	5,225	5,330
Service Corp. International
6.75%, 04/01/2016 *	4,650	4,647
7.00%, 06/15/2017 ^	175	173
Diversified Financial Services — 6.2%
CIT Group, Inc.
7.00%, 05/01/2013 — 05/01/2017 ^	8,688	8,300
Ford Motor Credit Co., LLC
7.00%, 04/15/2015 ^	2,250	2,288
8.13%, 01/15/2020 ^	1,600	1,695
9.88%, 08/10/2011 ^	4,250	4,498
GMAC, Inc.
6.75%, 12/01/2014 ^	6,240	6,224
7.25%, 03/02/2011	3,150	3,209
LBI Escrow Corp.
8.00%, 11/01/2017 — 144A	1,500	1,554
New Communications Holdings, Inc.
8.50%, 04/15/2020 — 144A	570	587
8.75%, 04/15/2022 — 144A	475	489
Nuveen Investments, Inc.
10.50%, 11/15/2015	8,360	8,359
Reynolds Group Issuer, Inc.
8.50%, 05/15/2018 — 144A	750	756
Diversified Telecommunication Services — 5.6%
Cincinnati Bell, Inc.
7.00%, 02/15/2015 ^	1,450	1,421
Frontier Communications Corp.
9.00%, 08/15/2031	5,015	5,065
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond
(formerly, Transamerica High Yield Bond)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services (continued)
Intelsat Corp.
9.25%, 06/15/2016	$2,715	$2,864
Nexstar Broadcasting, Inc.
8.88%, 04/15/2017 — 144A	1,550	1,581
Qwest Communications International, Inc.
7.50%, 02/15/2014 *	2,825	2,874
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	2,615	2,661
Sprint Capital Corp.
6.90%, 05/01/2019 ^	1,920	1,817
8.75%, 03/15/2032 ^	9,525	9,525
Telcordia Technologies, Inc.
11.00%, 05/01/2018 — 144A	800	816
Windstream Corp.
7.88%, 11/01/2017 ^	2,375	2,357
8.63%, 08/01/2016 ^	3,675	3,762
Electric Utilities — 5.2%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	2,125	2,114
Dynegy Holdings, Inc.
7.75%, 06/01/2019 ^	11,540	9,232
Elwood Energy LLC
8.16%, 07/05/2026	5,088	4,885
Energy Future Holdings Corp.
9.75%, 10/15/2019 ^	243	244
Energy Future Intermediate Holding Co., LLC
9.75%, 10/15/2019	297	298
Intergen NV
9.00%, 06/30/2017 — 144A	5,100	5,330
LSP Energy, LP
7.16%, 01/15/2014	2,703	2,325
8.16%, 07/15/2025	750	535
Texas Competitive Electric Holdings Co., LLC — Series A
10.25%, 11/01/2015 *^	9,045	6,784
Electronic Equipment & Instruments — 0.8%
NXP BV
7.88%, 10/15/2014 ^	4,950	4,876
Energy Equipment & Services — 0.1%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020 ^	750	774
Food & Staples Retailing — 1.2%
Rite Aid Corp.
7.50%, 03/01/2017 ^	2,000	1,890
10.38%, 07/15/2016	2,200	2,373
SUPERVALU, Inc.
7.50%, 11/15/2014	1,600	1,644
8.00%, 05/01/2016 ^	1,430	1,455
Food Products — 2.0%
Del Monte Corp.
6.75%, 02/15/2015	1,075	1,106
7.50%, 10/15/2019 — 144A	1,100	1,162
Dole Food Co., Inc.
8.00%, 10/01/2016 — 144A^	3,450	3,570
Smithfield Foods, Inc.
7.75%, 07/01/2017 ^	3,375	3,337
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	2,370
8.25%, 10/01/2011	700	753

	Principal	Value

Health Care Equipment & Supplies — 0.9%
Cooper Cos., Inc.
7.13%, 02/15/2015	$5,295	$5,315
Health Care Providers & Services — 3.7%
Community Health Systems, Inc.
8.88%, 07/15/2015 ^	4,850	5,093
HCA, Inc.
9.25%, 11/15/2016 ^	8,875	9,595
Omnicare, Inc.
6.13%, 06/01/2013	3,900	3,910
6.88%, 12/15/2015	600	600
U.S. Oncology, Inc.
9.13%, 08/15/2017	3,270	3,417
Hotels, Restaurants & Leisure — 7.2%
Firekeepers Development Authority
13.88%, 05/01/2015 — 144A	4,000	4,639
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 ^	3,425	2,963
12.75%, 04/15/2018 — 144A^	4,150	4,103
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 — 144A џ	6,600	1,650
MGM Mirage, Inc.
5.88%, 02/27/2014 ^	2,500	2,206
7.50%, 06/01/2016 ^	2,625	2,317
10.38%, 05/15/2014 — 144A	500	548
11.38%, 03/01/2018 — 144A^	3,500	3,596
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013	60	54
7.13%, 08/15/2014 ^	3,275	2,661
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	3,000	3,113
7.25%, 06/15/2016 ^	500	506
Seneca Gaming Corp.
7.25%, 05/01/2012	5,400	5,372
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018 ^	1,600	1,648
7.15%, 12/01/2019 ^	2,500	2,594
WMG Acquisition Corp.
9.50%, 06/15/2016 — 144A^	2,400	2,592
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014 ^	2,800	2,836
Household Durables — 4.3%
Beazer Homes USA, Inc.
12.00%, 10/15/2017 ^	3,225	3,689
D.R. Horton, Inc.
5.25%, 02/15/2015 ^	2,208	2,131
Jarden Corp.
7.50%, 05/01/2017 ^	3,390	3,466
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016 ^	3,000	3,285
KB Home
9.10%, 09/15/2017	3,450	3,717
Meritage Homes Corp.
6.25%, 03/15/2015	6,170	5,938
Mohawk Industries, Inc.
6.88%, 01/15/2016 *	3,475	3,684
Standard Pacific Corp.
8.38%, 05/15/2018	675	685
Independent Power Producers & Energy Traders — 2.5%
Edison Mission Energy
7.00%, 05/15/2017 ^	4,800	3,498
7.20%, 05/15/2019 ^	6,500	4,648
7.75%, 06/15/2016 ^	2,000	1,555
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond
(formerly, Transamerica High Yield Bond)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.
7.25%, 02/01/2014 ^	$3,520	$3,568
7.38%, 01/15/2017	2,250	2,216
Industrial Conglomerates — 0.5%
Koppers, Inc.
7.88%, 12/01/2019 — 144A	3,175	3,270
Insurance — 1.1%
Genworth Financial, Inc.
6.15%, 11/15/2066 *^	2,000	1,600
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 — 144A *	4,400	5,126
IT Services — 2.7%
DI Finance
9.50%, 02/15/2013	2,505	2,577
SunGard Data Systems, Inc.
9.13%, 08/15/2013	6,510	6,681
Unisys Corp.
12.50%, 01/15/2016 ^	1,250	1,397
12.75%, 10/15/2014 - 144A	991	1,164
14.25%, 09/15/2015 — 144A^	3,503	4,230
Machinery — 0.5%
Navistar International Corp.
8.25%, 11/01/2021	2,810	2,965
Media — 4.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	350	355
8.00%, 04/15/2020	350	356
CCO Holdings LLC
7.88%, 04/30/2018 — 144A	375	382
8.13%, 04/30/2020 — 144A	300	307
Clear Channel Communications, Inc.
10.75%, 08/01/2016	1,000	839
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 — 144A^	3,150	3,373
CSC Holdings LLC
7.63%, 07/15/2018 ^	4,650	4,882
8.50%, 06/15/2015 — 144A	925	985
DISH DBS Corp.
6.63%, 10/01/2014 ^	990	1,000
7.75%, 05/31/2015 ^	3,080	3,234
Lamar Media Corp.
6.63%, 08/15/2015	2,025	1,964
Liberty Media LLC
5.70%, 05/15/2013	4,500	4,523
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 — 144A^ Ώ	4,689	4,255
Metals & Mining — 1.3%
Steel Dynamics, Inc.
7.38%, 11/01/2012	3,600	3,772
U.S. Steel Corp.
7.00%, 02/01/2018 ^	2,535	2,579
7.38%, 04/01/2020 ^	1,500	1,541
Multiline Retail — 2.4%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	5,125	5,189
JC Penney Corp., Inc.
7.40%, 04/01/2037	2,000	2,095
7.65%, 08/15/2016	2,000	2,240
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	500	523
7.45%, 07/15/2017 ^	4,100	4,469

	Principal	Value

Oil, Gas & Consumable Fuels — 8.2%
Chesapeake Energy Corp.
6.63%, 01/15/2016	$2,200	$2,167
6.88%, 01/15/2016 ^	2,000	1,995
7.00%, 08/15/2014	3,400	3,447
7.25%, 12/15/2018 ^	830	830
7.63%, 07/15/2013 ^	100	104
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 — 144A	2,680	2,760
Consol Energy, Inc.
8.00%, 04/01/2017 — 144A	750	792
8.25%, 04/01/2020 — 144A	625	666
Continental Resources, Inc.
8.25%, 10/01/2019	1,840	1,978
El Paso Corp.
7.25%, 06/01/2018	3,100	3,222
Forest Oil Corp.
7.25%, 06/15/2019 ^	1,600	1,624
Hilcorp Energy I, LP
8.00%, 02/15/2020 — 144A	900	878
Kinder Morgan Finance Co.
5.70%, 01/05/2016 ^	4,810	4,737
Linn Energy LLC Finance Corp.
8.63%, 04/15/2020 — 144A	2,340	2,428
Newfield Exploration Co.
6.63%, 09/01/2014	2,175	2,213
6.88%, 02/01/2020	1,175	1,187
7.13%, 05/15/2018	295	304
Opti Canada, Inc.
7.88%, 12/15/2014	1,590	1,514
8.25%, 12/15/2014	3,600	3,456
Pioneer Natural Resources Co.
6.65%, 03/15/2017 ^	3,225	3,321
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,400	1,386
7.75%, 06/15/2015	3,000	3,068
Tesoro Corp.
6.63%, 11/01/2015 ^	2,075	2,021
Whiting Petroleum Corp.
7.00%, 02/01/2014	3,380	3,489
Paper & Forest Products — 3.5%
Domtar Corp.
10.75%, 06/01/2017 ^	3,300	4,043
Georgia-Pacific LLC
7.00%, 01/15/2015 — 144A	3,825	3,978
7.13%, 01/15/2017 — 144A	1,153	1,216
Verso Paper Holdings LLC
11.50%, 07/01/2014 — 144A^	1,800	2,003
Verso Paper Holdings LLC — Series B
11.38%, 08/01/2016 ^	3,000	2,873
Weyerhaeuser Co.
7.38%, 03/15/2032	7,150	7,199
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International
7.63%, 03/15/2020 — 144A	1,490	1,516
Real Estate Investment Trusts — 2.3%
Host Hotels & Resorts, LP
7.13%, 11/01/2013 ^	3,155	3,210
9.00%, 05/15/2017 — 144A^	2,250	2,453
iStar Financial, Inc.
5.88%, 03/15/2016 ^	5,000	3,875
8.63%, 06/01/2013 ^	5,000	4,250
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond
(formerly, Transamerica High Yield Bond)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Real Estate Management & Development — 1.2%
First Industrial, LP
5.75%, 01/15/2016	$2,000	$1,883
Realogy Corp.
10.50%, 04/15/2014 ^	5,905	5,506
Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor, Inc.
9.13%, 12/15/2014 ^ Ώ	2,000	1,995
9.25%, 04/15/2018 — 144A	1,500	1,560
Software — 0.8%
First Data Corp.
9.88%, 09/24/2015 ^	5,136	4,699
Specialty Retail — 0.5%
Blockbuster, Inc.
11.75%, 10/01/2014 — 144A	3,891	2,850
Claire’s Stores, Inc.
9.63%, 06/01/2015 ^ Ώ	500	450
Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co.
7.63%, 05/15/2020 — 144A	2,360	2,384
8.88%, 04/01/2016	1,200	1,272
Phillips-Van Heusen Corp.
7.38%, 05/15/2020	1,000	1,025
Wireless Telecommunication Services — 0.2%
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015 ^	1,000	974

Total Corporate Debt Securities (cost $507,425)		539,747

	Shares	Value

PREFERRED STOCK — 0.3%
Diversified Financial Services — 0.3%
GMAC, Inc. 7.00% — 144A ▲	2,228	1,892
Total Preferred Stock (cost $701)

	Shares	Value

COMMON STOCKS — 0.7%
Diversified Financial Services — 0.4%
CIT Group, Inc. ‡	68,248	$2,771
IT Services — 0.3%
Unisys Corp. ‡^	61,972	1,736

Total Common Stocks (cost $2,995)		4,507

SECURITIES LENDING COLLATERAL — 18.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	114,015,868	114,016
Total Securities Lending Collateral (cost $114,016)

	Principal	Value

REPURCHASE AGREEMENT — 4.4%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $26,819 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $27,357.	$26,819	26,819
Total Repurchase Agreement (cost $26,819)

Total Investment Securities (cost $657,663) #		694,570
Other Assets and Liabilities — Net		(84,789)

Net Assets		$609,781

NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $111,681.

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

џ	In default.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $657,663. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,358 and $10,451, respectively. Net unrealized appreciation for tax purposes is $36,907.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $106,813, or 17.52%, of the fund’s net assets.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond
(formerly, Transamerica High Yield Bond)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Financials	$4,663	$—	$—	$4,663
Equities — Information Technology	1,736	—	—	1,736
Fixed Income — Consumer Discretionary	—	120,757	—	120,757
Fixed Income — Consumer Staples	—	25,206	—	25,206
Fixed Income — Energy	—	50,361	—	50,361
Fixed Income — Financials	—	87,005	—	87,005
Fixed Income — Health Care	—	29,446	—	29,446
Fixed Income — Industrials	—	41,891	—	41,891
Fixed Income — Information Technology	—	28,413	—	28,413
Fixed Income — Materials	—	61,303	—	61,303
Fixed Income — Telecommunication Services	—	55,722	—	55,722
Fixed Income — Utilities	—	47,232	—	47,232
Cash & Cash Equivalent — Repurchase Agreement	—	26,819	—	26,819
Cash & Cash Equivalent — Securities Lending Collateral	114,016	—	—	114,016

Total	$120,415	$574,155	$—	$694,570

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Balanced
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATION — 0.2%
U.S. Treasury Bond
4.50%, 08/15/2039	$750	$746
Total U.S. Government Obligation (cost $741)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Fannie Mae
5.00%, 05/01/2018- 03/01/2036	3,551	3,754
5.50%, 07/01/2019- 11/01/2038	5,931	6,257
5.70%, 12/01/2036 *	539	568
6.00%, 08/01/2036- 12/01/2037	513	548
Freddie Mac
5.00%, 04/01/2018- 07/01/2035	5,964	6,264
5.46%, 09/01/2037 *	148	157
5.50%, 09/01/2018- 11/01/2018	100	108
6.00%, 12/01/2037	3,746	4,072
Freddie Mac, IO
5.00%, 08/01/2035	5,933	1,297

Total U.S. Government Agency Obligations (cost $22,115)		23,025

MORTGAGE-BACKED SECURITIES — 5.5%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 — 144A	2,265	2,411
Series 2007-1A, Class C
5.62%, 04/15/2037 — 144A	155	163
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.91%, 08/26/2035 — 144A * Ə	1,018	1,008
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 — 144A * Ə	1,109	1,115
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 — 144A *	580	563
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 — 144A *	713	700
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A * Ə	1,289	1,289
Credit Suisse Mortgage Capital Certificates
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 — 144A	744	772
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 — 144A	2,632	2,752
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.46%, 12/26/2037 — 144A *	700	689
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A	595	595
Series 2009-R7, Class 12A1
5.39%, 08/26/2036 — 144A *	697	686
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 — 144A *	1,137	1,103
Series 2009-R7, Class 4A1
3.71%, 09/26/2034 — 144A *	1,042	990
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 — 144A *	689	660
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.77%, 01/27/2047 — 144A *	710	697
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 — 144A	2,600	2,697

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	$1,640	$1,655
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	1,017	1,030
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *	957	976
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 — 144A *	932	899

Total Mortgage-Backed Securities (cost $22,345)		23,450

ASSET-BACKED SECURITIES — 1.6%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	1,510	1,555
Continental Airlines Pass-Through Trust
Series 2000-2, Class A2
7.49%, 10/02/2010	713	720
Series 2009-1, Class A
9.00%, 07/08/2016	505	555
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012	1,490	1,525
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 — 144A	1,420	1,567
UAL Pass-Through Trust
Series 2009-1
10.40%, 05/01/2018	760	825

Total Asset-Backed Securities (cost $6,500)		6,747

MUNICIPAL GOVERNMENT OBLIGATION — 0.3%
State of California
7.95%, 03/01/2036	1,130	1,233
Total Municipal Government Obligation (cost $1,131)

PREFERRED CORPORATE DEBT SECURITIES — 1.8%
Commercial Banks — 1.2%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž	290	308
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž	1,210	1,557
UBS Preferred Funding Trust I
8.62%, 10/01/2010 * Ž ^	1,475	1,459
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž	1,620	1,684
Diversified Financial Services — 0.6%
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/2037	872	874
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *	1,816	1,753

Total Preferred Corporate Debt Securities (cost $7,059)		7,635

CORPORATE DEBT SECURITIES — 21.0%
Building Products — 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 — 144A	765	773
Capital Markets — 0.9%
Raymond James Financial, Inc.
8.60%, 08/15/2019	1,590	1,864
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
State Street Capital Trust IV
1.26%, 06/01/2067 *	$2,566	$1,978
Chemicals — 0.3%
Dow Chemical Co.
8.55%, 05/15/2019	665	813
Nalco Co.
8.25%, 05/15/2017 — 144A	757	812
Commercial Banks — 3.3%
Barclays Bank PLC
8.55%, 06/15/2011 — 144A * Ž	1,355	1,375
10.18%, 06/12/2021 — 144A	1,484	1,938
BBVA Bancomer, S.A.
7.25%, 04/22/2020 — 144A	865	878
City National Bank
6.75%, 09/01/2011	595	619
Fifth Third Bancorp
0.69%, 12/20/2016 *	1,445	1,236
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,015	949
Regions Bank
7.50%, 05/15/2018	800	807
Regions Financial Corp.
5.75%, 06/15/2015	865	866
Royal Bank of Scotland PLC
4.88%, 03/16/2015	1,640	1,682
Silicon Valley Bank
6.05%, 06/01/2017	1,280	1,214
SunTrust Banks, Inc.
6.00%, 09/11/2017	1,550	1,595
Zions Bancorporation
7.75%, 09/23/2014	865	902
Commercial Services & Supplies — 0.3%
Aramark Corp.
8.50%, 02/01/2015 ^	600	616
Hertz Corp.
8.88%, 01/01/2014	745	769
Construction Materials — 0.2%
Cemex Finance LLC
9.50%, 12/14/2016 — 144A	935	944
Containers & Packaging — 0.6%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	758	815
Rexam PLC
6.75%, 06/01/2013 — 144A	1,401	1,537
Diversified Financial Services — 3.8%
Bank of America NA
0.54%, 06/15/2016 *	1,160	1,049
City National Capital Trust I
9.63%, 02/01/2040	1,550	1,738
Crown Castle Towers LLC
6.11%, 01/15/2020 — 144A	1,570	1,669
Ford Motor Credit Co., LLC
3.05%, 01/13/2012 * ^	845	821
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	995	1,047
GTP Towers Issuer LLC
4.44%, 02/15/2040 — 144A	1,435	1,474
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 — 144A	1,383	1,488
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	1,625	1,638
Oaktree Capital Management, LP
6.75%, 12/02/2019 — 144A	1,500	1,495

	Principal	Value

Diversified Financial Services (continued)
QHP Royalty Sub LLC
10.25%, 03/15/2015 — 144A §	$666	$675
Selkirk Cogen Funding Corp.
Series A
8.98%, 06/26/2012	944	977
TNK-BP Finance SA
6.25%, 02/02/2015 — 144A	790	822
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 — 144A	1,660	1,660
Diversified Telecommunication Services — 0.4%
SBA Tower Trust
5.10%, 04/15/2017 — 144A	1,465	1,509
Electric Utilities — 0.3%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	1,217	1,429
Energy Equipment & Services — 0.2%
Enterprise Products Operating LLC
7.00%, 06/01/2067 *	800	752
Food & Staples Retailing — 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	790	836
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	325	326
Food Products — 0.8%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,335	1,506
M-Foods Holdings, Inc.
9.75%, 10/01/2013 — 144A	982	1,015
Michael Foods, Inc.
8.00%, 11/15/2013	910	929
Gas Utilities — 0.3%
EQT Corp.
8.13%, 06/01/2019	1,105	1,340
Hotels, Restaurants & Leisure — 1.0%
Hyatt Hotels Corp.
5.75%, 08/15/2015 — 144A	1,455	1,497
International Game Technology
7.50%, 06/15/2019	1,475	1,717
MGM Mirage, Inc.
8.38%, 02/01/2011	840	851
Insurance — 1.5%
American Financial Group, Inc.
9.88%, 06/15/2019	772	941
Fidelity National Financial, Inc.
6.60%, 05/15/2017	820	820
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,645	1,745
Oil Insurance, Ltd.
7.56%, 06/30/2011 — 144A * Ž	1,740	1,519
Travelers Cos., Inc.
6.25%, 03/15/2037 *	1,310	1,288
Machinery — 0.4%
Kennametal, Inc.
7.20%, 06/15/2012	905	955
Valmont Industries, Inc.
6.63%, 04/20/2020	680	701
Metals & Mining — 0.2%
Cliffs Natural Resources, Inc.
5.90%, 03/15/2020	771	812
Multiline Retail — 0.2%
Limited, Inc.
5.25%, 11/01/2014	890	919
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Multi-Utilities — 0.8%
Black Hills Corp.
9.00%, 05/15/2014	$790	$915
Sempra Energy
9.80%, 02/15/2019	1,610	2,138
Oil, Gas & Consumable Fuels — 2.0%
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	705	734
Nustar Logistics, LP
6.88%, 07/15/2012	1,300	1,409
Opti Canada, Inc.
8.25%, 12/15/2014	1,390	1,334
Petrohawk Energy Corp.
9.13%, 07/15/2013	960	1,003
Petroleos Mexicanos
6.00%, 03/05/2020 — 144A	1,555	1,599
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 — 144A	785	918
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 — 144A	1,711	1,918
Paper & Forest Products — 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	800	842
Real Estate Investment Trusts — 2.4%
Dexus Property Group
7.13%, 10/15/2014 — 144A	1,027	1,135
Digital Realty Trust, LP
5.88%, 02/01/2020 — 144A	1,420	1,426
Duke Realty, LP
7.38%, 02/15/2015	1,370	1,523
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	1,175	1,230
PPF Funding, Inc.
5.35%, 04/15/2012 — 144A	2,157	2,202
Tanger Properties, LP
6.15%, 11/15/2015	850	891
WEA Finance LLC
6.75%, 09/02/2019 — 144A	1,622	1,817
Real Estate Management & Development — 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	620	645
6.30%, 06/01/2013	977	1,032

Total Corporate Debt Securities (cost $83,344)		89,653

	Shares	Value

COMMON STOCKS — 63.3%
Aerospace & Defense — 0.1%
Precision Castparts Corp.	4,520	580
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc. ^	99,000	5,970
Expeditors International of Washington, Inc.	102,000	4,155
Auto Components — 4.4%
BorgWarner, Inc. ‡ ^	230,153	9,975
Johnson Controls, Inc.	264,000	8,868
Capital Markets — 4.1%
Charles Schwab Corp.	385,000	7,427
Credit Suisse Group AG ADR ‡	40,000	1,828
T. Rowe Price Group, Inc. ^	142,843	8,215
Chemicals — 2.5%
Praxair, Inc.	53,200	4,457
Sigma-Aldrich Corp.	103,000	6,107

	Shares	Value

Commercial Banks — 2.1%
BB&T Corp. ^	126,200	$4,195
Marshall & Ilsley Corp.	505,000	4,595
Communications Equipment — 1.1%
QUALCOMM, Inc. ^	121,000	4,688
Computers & Peripherals — 6.3%
Apple, Inc. ‡	74,430	19,434
International Business Machines Corp.	56,555	7,296
Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc. ‡ ^	123,358	5,948
Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	244,573	10,414
Electrical Equipment — 1.3%
Cooper Industries PLC — Class A	9,995	491
Emerson Electric Co. ^	93,000	4,857
Energy Equipment & Services — 2.8%
Core Laboratories NV ^	50,000	7,494
Schlumberger, Ltd. ^	61,000	4,357
Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	89,000	4,775
Health Care Equipment & Supplies — 2.7%
Becton, Dickinson and Co.	68,593	5,239
Covidien PLC	69,000	3,311
Varian Medical Systems, Inc. ‡	48,000	2,706
Insurance — 1.1%
Berkshire Hathaway, Inc. — Class A ‡	40	4,613
Berkshire Hathaway, Inc. — Class B ‡	226	17
Internet & Catalog Retail — 3.2%
Amazon.com, Inc. ‡	100,000	13,706
Internet Software & Services — 2.8%
Google, Inc. — Class A ‡	22,350	11,744
IT Services — 1.8%
Automatic Data Processing, Inc.	181,000	7,848
Machinery — 6.9%
Caterpillar, Inc.	131,060	8,924
Kennametal, Inc. ^	302,300	9,934
PACCAR, Inc. ^	232,000	10,793
Metals & Mining — 0.5%
Vale SA — Class B ADR ‡ ^	68,000	2,083
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	41,000	2,549
EOG Resources, Inc.	65,000	7,287
Paper & Forest Products — 2.7%
Weyerhaeuser Co. ^	232,615	11,519
Pharmaceuticals — 0.2%
Roche Holding AG ADR	8,420	332
Teva Pharmaceutical Industries, Ltd. ADR	11,115	653
Professional Services — 0.5%
Robert Half International, Inc.	73,000	1,999
Road & Rail — 0.2%
Union Pacific Corp.	11,400	863
Software — 4.2%
Microsoft Corp.	270,300	8,255
Oracle Corp.	369,680	9,552
Trading Companies & Distributors — 2.2%
WW Grainger, Inc.	86,000	9,506

Total Common Stocks (cost $202,739)		269,559

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL — 6.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	27,355,677	$27,356
Total Securities Lending Collateral (cost $27,356)

	Principal	Value

REPURCHASE AGREEMENT — 0.7%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $2,981 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $3,044.	$2,981	2,981
Total Repurchase Agreement (cost $2,981)

Total Investment Securities (cost $376,311) #		452,385
Other Assets and Liabilities — Net		(26,278)

Net Assets		$426,107

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $3,412, or 0.80% of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $26,754.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

§	Illiquid. This security aggregated $675, or 0.16%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $376,311. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $78,994 and $2,920, respectively. Net unrealized appreciation for tax purposes is $76,074.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $62,180, or 14.59%, of the fund’s net assets.

CMBS	Commercial Mortgage-Backed Security

ADR	American Depositary Receipt

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$32,549	$—	$—	$32,549
Equities — Consumer Staples	4,775	—	—	4,775
Equities — Energy	21,687	—	—	21,687
Equities — Financials	41,304	—	—	41,304
Equities — Health Care	12,241	—	—	12,241
Equities — Industrials	64,020	—	—	64,020
Equities — Information Technology	68,818	—	—	68,818
Equities — Materials	24,165	—	—	24,165
Fixed Income — Asset-Backed Security	—	6,747	—	6,747
Fixed Income — Consumer Discretionary	—	6,370	—	6,370
Fixed Income — Consumer Staples	—	4,612	—	4,612
Fixed Income — Energy	—	9,668	—	9,668
Fixed Income — Financials	—	60,303	—	60,303
Fixed Income — Industrials	—	4,188	—	4,188
Fixed Income — Information Technology	—	1,509	—	1,509
Fixed Income — Materials	—	4,816	—	4,816
Fixed Income — Mortgage-Backed Security	—	23,450	—	23,450
Fixed Income — Municipal Government Obligation	—	1,233	—	1,233
Fixed Income — U.S. Government Agency Obligation	—	23,025	—	23,025
Fixed Income — U.S. Government Obligation	—	746	—	746
Fixed Income — Utilities	—	5,822	—	5,822
Cash & Cash Equivalent — Repurchase Agreement	—	2,981	—	2,981
Cash & Cash Equivalent — Securities Lending Collateral	27,356	—	—	27,356

Total	$296,915	$155,470	$—	$452,385

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Diversified Equity
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.2%
Aerospace & Defense — 3.2%
Precision Castparts Corp. ^	191,536	$24,582
Rolls-Royce Group PLC — Class C ‡ Ə	4,657,860	7
Air Freight & Logistics — 3.1%
CH Robinson Worldwide, Inc. ^	257,050	15,500
Expeditors International of Washington, Inc. ^	212,411	8,654
Auto Components — 6.3%
BorgWarner, Inc. ‡ ^	455,412	19,738
Johnson Controls, Inc.	842,916	28,313
Biotechnology — 1.4%
Amgen, Inc. ‡	191,280	10,972
Capital Markets — 3.1%
BlackRock, Inc. — Class A ^	89,350	16,441
Charles Schwab Corp. ^	405,450	7,821
Chemicals — 5.2%
Ecolab, Inc. ^	171,678	8,385
Nalco Holding Co. ^	793,425	19,622
Sigma-Aldrich Corp. ^	216,821	12,857
Commercial Banks — 2.7%
BB&T Corp. ^	631,750	20,999
Communications Equipment — 3.5%
Cisco Systems, Inc. ‡	721,826	19,432
QUALCOMM, Inc.	204,053	7,905
Computers & Peripherals — 6.8%
Apple, Inc. ‡ ^	119,658	31,244
International Business Machines Corp. ^	171,517	22,126
Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc. ‡ ^	345,027	16,637
Diversified Financial Services — 3.5%
Bank of America Corp. ^	866,501	15,450
JPMorgan Chase & Co.	274,520	11,689
Electrical Equipment — 3.4%
Cooper Industries PLC — Class A ^	170,900	8,391
Hubbell, Inc. — Class B	392,460	18,238
Energy Equipment & Services — 3.9%
Core Laboratories NV ^	89,730	13,450
Schlumberger, Ltd. ^	237,992	16,997
Health Care Equipment & Supplies — 1.7%
Covidien PLC	276,007	13,246
Hotels, Restaurants & Leisure — 4.1%
Marriott International, Inc. — Class A ^	459,185	16,879
McDonald’s Corp.	110,085	7,771
Starbucks Corp. ^	294,870	7,661
Insurance — 3.1%
Berkshire Hathaway, Inc. — Class A ‡	90	10,379
Travelers Cos., Inc.	274,000	13,903
Internet & Catalog Retail — 4.1%
Amazon.com, Inc. ‡ ^	164,533	22,551
priceline.com, Inc. ‡ ^	36,443	9,550
Internet Software & Services — 1.9%
Google, Inc. — Class A ‡	28,251	14,844
Machinery — 7.8%
Caterpillar, Inc. ^	238,799	16,260
Donaldson Co., Inc. ^	213,540	9,887
Kennametal, Inc. ^	524,075	17,221
PACCAR, Inc. ^	390,909	18,184
Media — 3.4%
Dreamworks Animation SKG, Inc. — Class A ‡ ^	177,762	7,055

	Shares	Value

Media (continued)
Walt Disney Co. ^	536,006	$19,747
Multiline Retail — 1.6%
Target Corp.	219,155	12,463
Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp. ^	125,251	7,786
Paper & Forest Products — 2.8%
Weyerhaeuser Co. ^	436,210	21,601
Pharmaceuticals — 3.2%
Johnson & Johnson	113,505	7,298
Roche Holding AG ADR	250,923	9,886
Teva Pharmaceutical Industries, Ltd. ADR	125,350	7,362
Professional Services — 2.3%
Robert Half International, Inc. ^	653,255	17,886
Road & Rail — 1.0%
Norfolk Southern Corp.	130,300	7,731
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp. — Class A	336,815	11,617
Software — 4.3%
Microsoft Corp.	333,646	10,190
Oracle Corp.	566,805	14,646
Salesforce.com, Inc. ‡ ^	99,030	8,477
Textiles, Apparel & Luxury Goods — 2.7%
Nike, Inc. — Class B ^	282,503	21,445
Trading Companies & Distributors — 2.6%
WW Grainger, Inc. ^	182,975	20,226
Wireless Telecommunication Services — 0.9%
American Tower Corp. — Class A ‡	168,095	6,860

Total Common Stocks (cost $663,132)		766,062

SECURITIES LENDING COLLATERAL — 23.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	185,416,785	185,417
Total Securities Lending Collateral (cost $185,417)

	Principal	Value

REPURCHASE AGREEMENT — 1.7%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $13,196 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $13,463.	$13,196	13,196
Total Repurchase Agreement (cost $13,196)

Total Investment Securities (cost $861,745) #		964,675
Other Assets and Liabilities — Net		(184,565)

Net Assets		$780,110

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Diversified Equity
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $181,410.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $7, or less than 0.01% of the fund’s net assets.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $861,745. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $109,460 and $6,530, respectively. Net unrealized appreciation for tax purposes is $102,930.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$173,173	$—	$—	$173,173
Equities — Energy	38,233	—	—	38,233
Equities — Financials	96,682	—	—	96,682
Equities — Health Care	48,764	—	—	48,764
Equities — Industrials	199,397	—	7	199,404
Equities — Information Technology	140,481	—	—	140,481
Equities — Materials	62,465	—	—	62,465
Equities — Telecommunication Services	6,860	—	—	6,860
Cash & Cash Equivalent — Repurchase Agreement	—	13,196	—	13,196
Cash & Cash Equivalent — Securities Lending Collateral	185,417	—	—	185,417

Total	$951,472	$13,196	$7	$964,675

Level 3 Rollforward — Investment Securities

Change in
	Beginning	Net	Accrued	Total	Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance at
Securities	at 10/31/2009	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	4/30/2010
Equities — Financials	$—	$8	$—	$—	$(1)	$—	$7
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 2.4%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$1,448	$1,438
2.50%, 01/15/2029	3,937	4,364

Total U.S. Government Obligations (cost $5,537)		5,802

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
Freddie Mac, IO
5.00%, 08/01/2035	10,787	2,359
Total U.S. Government Agency Obligation (cost $2,343)

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Australia Government Bond
5.25%, 08/15/2010 AUD	3,500	3,246
United Mexican States
7.50%, 06/21/2012 MXN	35,000	2,951

Total Foreign Government Obligations (cost $6,031)		6,197

MORTGAGE-BACKED SECURITIES — 11.1%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 — 144A	$2,090	2,203
Series 2007-1A, Class D
5.96%, 04/15/2037 — 144A	1,950	2,056
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.91%, 08/26/2035 — 144A * Ə	988	978
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 — 144A * Ə	1,966	1,975
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 — 144A *	552	536
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 — 144A *	1,438	1,411
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A * Ə	2,288	2,288
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 — 144A	2,000	2,091
Series 2006-1A, Class D
5.77%, 11/15/2036 — 144A	500	524
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.46%, 12/26/2037 — 144A *	626	616
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A	540	540
Series 2009-R7, Class 12A1
5.39%, 08/26/2036 — 144A *	638	629
Series 2009-R7, Class 16A1
5.66%, 12/26/2036 — 144A *	456	456
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 — 144A *	1,116	1,082
Series 2009-R7, Class 4A1
3.71%, 09/26/2034 — 144A *	1,029	978
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 — 144A *	1,025	983
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.77%, 01/27/2047 — 144A *	1,187	1,165
SBA CMBS Trust
Series 2006-1A, Class D
5.85%, 11/15/2036 — 144A	2,379	2,470
Series 2006-1A, Class E
6.17%, 11/15/2036 — 144A	1,460	1,515

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	$1,475	$1,489
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	692	701
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *	528	538

Total Mortgage-Backed Securities (cost $26,338)		27,224

ASSET-BACKED SECURITIES — 5.1%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011 ^	2,700	2,780
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 10/01/2016	1,719	1,762
Series 2000-1, Class A2
7.92%, 11/01/2011	600	601
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012 ^	2,600	2,662
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 -144A	2,060	2,274
UAL Pass-Through Trust
Series 2009-1
10.40%, 05/01/2018	2,300	2,496

Total Asset-Backed Securities (cost $12,200)		12,575

MUNICIPAL GOVERNMENT OBLIGATION — 0.8%
State of California
7.95%, 03/01/2036	1,820	1,986
Total Municipal Government Obligation (cost $1,822)

PREFERRED CORPORATE DEBT SECURITIES — 6.7%
Commercial Banks — 4.7%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž	2,500	2,654
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž ^	3,000	3,859
UBS Preferred Funding Trust I
8.62%, 10/01/2010 * Ž ^	2,370	2,344
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž	2,500	2,600
Diversified Financial Services — 1.5%
JPMorgan Chase Capital XXV — Series Y
6.80%, 10/01/2037 ^	1,415	1,419
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *	2,300	2,219
Insurance — 0.5%
Reinsurance Group of America, Inc. — Series A
6.75%, 12/15/2065 * ^	1,375	1,302

Total Preferred Corporate Debt Securities (cost $15,146)		16,397

CORPORATE DEBT SECURITIES — 60.4%
Building Products — 0.3%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 — 144A ^	840	848
Capital Markets — 0.8%
Raymond James Financial, Inc.
8.60%, 08/15/2019 ^	1,570	1,841
Chemicals — 1.4%
Dow Chemical Co.
8.55%, 05/15/2019 ^	1,900	2,321
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Chemicals (continued)
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 * ^	$1,005	$1,023
Commercial Banks — 8.3%
Barclays Bank PLC
7.38%, 06/29/2049	1,298	1,253
10.18%, 06/12/2021 — 144A	1,480	1,932
BBVA Bancomer, S.A.
7.25%, 04/22/2020 — 144A ^	1,400	1,421
City National Corp.
5.13%, 02/15/2013	2,030	2,102
First Tennessee Bank NA
4.63%, 05/15/2013	1,300	1,265
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015 ^	2,900	2,732
5.00%, 01/17/2017 ^	2,050	1,918
Regions Bank
7.50%, 05/15/2018	2,560	2,581
Royal Bank of Scotland Group PLC
6.38%, 02/01/2011 ^	1,225	1,242
Scotland International Finance
6.50%, 02/15/2011 — 144A	1,440	1,412
Zions Bancorporation
7.75%, 09/23/2014 ^	2,500	2,606
Construction Materials — 1.1%
Cemex Finance LLC
9.50%, 12/14/2016 — 144A	2,555	2,581
Consumer Finance — 1.1%
Cardtronics, Inc.
9.25%, 08/15/2013 *	2,585	2,679
Containers & Packaging — 1.7%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 ^	2,625	2,822
Rexam PLC
6.75%, 06/01/2013 — 144A	1,165	1,278
Diversified Financial Services — 10.5%
City National Capital Trust I
9.63%, 02/01/2040	2,190	2,455
Crown Castle Towers LLC
6.11%, 01/15/2020 — 144A	2,300	2,445
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	2,000	2,104
GTP Towers Issuer LLC
4.44%, 02/15/2040 — 144A	2,295	2,357
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 — 144A	2,115	2,276
International Lease Finance Corp.
5.45%, 03/24/2011	1,545	1,542
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	2,500	2,519
Oaktree Capital Management, LP
6.75%, 12/02/2019 — 144A	1,950	1,943
QHP Royalty Sub LLC
10.25%, 03/15/2015 — 144A §	2,103	2,133
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	1,598	1,654
Sensus USA, Inc.
8.63%, 12/15/2013	500	507
TNK-BP Finance SA
7.50%, 03/13/2013 — 144A	1,345	1,441
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 — 144A	2,615	2,615

	Principal	Value

Diversified Telecommunication Services — 1.6%
SBA Tower Trust
5.10%, 04/15/2017 — 144A	$2,365	$2,436
Sprint Capital Corp.
8.38%, 03/15/2012 ^	1,300	1,372
Electric Utilities — 1.1%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	2,405	2,823
Energy Equipment & Services — 1.4%
Enterprise Products Operating LLC — Series A
8.38%, 08/01/2066 *	1,150	1,196
Weatherford International, Ltd.
9.63%, 03/01/2019 ^	1,800	2,328
Food & Staples Retailing — 1.3%
Ingles Markets, Inc.
8.88%, 05/15/2017 ^	2,140	2,263
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012 ^	1,000	1,004
Food Products — 2.7%
C&S Group Enterprises LLC
8.38%, 05/01/2017 — 144A	1,279	1,289
Lorillard Tobacco Co.
8.13%, 06/23/2019 ^	2,150	2,425
M-Foods Holdings, Inc.
9.75%, 10/01/2013 — 144A	1,300	1,344
Michael Foods, Inc.
8.00%, 11/15/2013	1,575	1,608
Gas Utilities — 1.0%
EQT Corp.
8.13%, 06/01/2019	1,960	2,377
Hotels, Restaurants & Leisure — 3.5%
Hyatt Hotels Corp.
6.88%, 08/15/2019 — 144A	2,270	2,351
MGM Mirage, Inc.
8.38%, 02/01/2011 ^	5,305	5,371
Pokagon Gaming Authority
10.38%, 06/15/2014 — 144A	650	683
Station Casinos, Inc.
6.88%, 03/01/2016 џ	700	6
Household Durables — 0.3%
Lennar Corp.
12.25%, 06/01/2017	550	668
Insurance — 4.3%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,341
Chubb Corp.
6.38%, 03/29/2067 *	2,300	2,303
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580	2,581
Oil Insurance, Ltd.
7.56%, 06/30/2011 — 144A * Ž	2,245	1,960
Travelers Cos., Inc.
6.25%, 03/15/2037 * ^	2,385	2,346
Machinery — 1.1%
Polypore, Inc.
8.75%, 05/15/2012	550	551
Titan International, Inc.
8.00%, 01/15/2012	1,200	1,212
Valmont Industries, Inc.
6.63%, 04/20/2020	1,100	1,133
Media — 0.4%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 — 144A	1,010	1,045
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Metals & Mining — 3.2%
Anglo American Capital PLC
9.38%, 04/08/2019 — 144A ^	$1,740	$2,266
Edgen Murray Corp.
12.25%, 01/15/2015 — 144A	1,500	1,478
FMG Finance Property, Ltd.
10.63%, 09/01/2016 — 144A	2,445	2,874
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019 ^	1,000	1,288
Multi-Utilities — 1.1%
Black Hills Corp.
9.00%, 05/15/2014	690	799
Sempra Energy
9.80%, 02/15/2019	1,455	1,933
Oil, Gas & Consumable Fuels — 5.2%
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A ^	2,580	2,686
Opti Canada, Inc.
8.25%, 12/15/2014	3,300	3,169
Petrohawk Energy Corp.
9.13%, 07/15/2013	2,255	2,356
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 — 144A	776	908
Petroleum Development Corp.
12.00%, 02/15/2018 ^	1,000	1,075
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 — 144A	2,115	2,369
Paper & Forest Products — 2.3%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 — 144AΏ	3,008	2,888
Exopack Holding Corp.
11.25%, 02/01/2014	2,650	2,789
Real Estate Investment Trusts — 2.7%
Dexus Property Group
7.13%, 10/15/2014 — 144A	2,155	2,381
Digital Realty Trust, LP
5.88%, 02/01/2020 — 144A	2,545	2,557
PPF Funding, Inc.
5.35%, 04/15/2012 — 144A	1,720	1,756
Real Estate Management & Development — 0.7%
Post Apartment Homes, LP
5.45%, 06/01/2012	1,600	1,665
Specialty Retail — 0.5%
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,200	1,311
Transportation Infrastructure — 0.8%
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/2016	1,000	1,182
Martin Midstream Partners & Finance
8.88%, 04/01/2018 — 144A	650	660

Total Corporate Debt Securities (cost $138,217)		148,254

	Shares	Value

CONVERTIBLE PREFERRED STOCKS — 1.3%
Diversified Financial Services — 0.8%
Vale Capital II 6.75% ▲	22,000	1,940
Road & Rail — 0.5%
Kansas City Southern 5.13% ▲	880	1,242

Total Convertible Preferred Stocks (cost $2,407)		3,182

	Shares	Value

PREFERRED STOCKS — 1.1%
Commercial Banks — 0.4%
BB&T Capital Trust VI 9.60% ▲ ^	34,000	$966
Diversified Telecommunication Services — 0.7%
Centaur Funding Corp. 9.08% — 144A ▲ ^	1,661	1,827

Total Preferred Stocks (cost $3,003)		2,793

COMMON STOCKS — 1.8%
Auto Components — 0.9%
BorgWarner, Inc. ‡ ^	52,000	2,253
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc. ^	75,000	2,167

Total Common Stocks (cost $4,099)		4,420

	Principal	Value

CONVERTIBLE BONDS — 3.2%
Automobiles — 0.5%
Ford Motor Co.
4.25%, 11/15/2016	$730	1,136
Biotechnology — 1.5%
Human Genome Sciences, Inc.
2.25%, 08/15/2012 ^	1,070	1,787
Onyx Pharmaceuticals, Inc.
4.00%, 08/15/2016 ^	1,760	1,871
Diversified Telecommunication Services — 0.5%
Alcatel-Lucent USA, Inc.
2.88%, 06/15/2023 * ^	1,350	1,348
Software — 0.7%
Salesforce.com, Inc.
0.75%, 01/15/2015 — 144A ^	1,500	1,706

Total Convertible Bonds (cost $6,240)		7,848

	Shares	Value

SECURITIES LENDING COLLATERAL — 15.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	38,771,720	38,772
Total Securities Lending Collateral (cost $38,772)

	Principal	Value

REPURCHASE AGREEMENT — 0.9%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $2,187 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $2,234.	$2,187	2,187
Total Repurchase Agreement (cost $2,187)

Total Investment Securities (cost $264,342) #		279,996
Other Assets and Liabilities — Net		(34,618)

Net Assets		$245,378

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $5,241, or 2.14% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $37,988.

Ž	The security has a perpetual maturity. The date shown is the next call date.

џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 04/30/2010.

§	Illiquid. This security aggregated $2,133 or 0.87%, of the fund’s net assets.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $264,342. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,396 and $1,742, respectively. Net unrealized appreciation for tax purposes is $15,654.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $99,617, or 40.60%, of the fund’s net assets.
AUD	Australian Dollar
CMBS	Commercial Mortgage-Backed Security
IO	Interest Only
MXN	Mexican Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$2,253	$—	$—	$2,253
Equities — Financials	2,906	—	—	2,906
Equities — Industrials	1,242	—	—	1,242
Equities — Telecommunication Services	3,994	—	—	3,994
Fixed Income — Asset-Backed Security	—	12,575	—	12,575
Fixed Income — Consumer Discretionary	—	12,571	—	12,571
Fixed Income — Consumer Staples	—	9,933	—	9,933
Fixed Income — Energy	—	16,087	—	16,087
Fixed Income — Financials	—	86,263	—	86,263
Fixed Income — Foreign Government Obligation	—	6,197	—	6,197
Fixed Income — Health Care	—	3,657	—	3,657
Fixed Income — Industrials	—	13,877	—	13,877
Fixed Income — Information Technology	—	4,142	—	4,142
Fixed Income — Materials	—	15,317	—	15,317
Fixed Income — Mortgage-Backed Security	—	27,224	—	27,224
Fixed Income — Municipal Government Obligation	—	1,986	—	1,986
Fixed Income — Telecommunication Services	—	2,720	—	2,720
Fixed Income — U.S. Government Agency Obligation	—	2,359	—	2,359
Fixed Income — U.S. Government Obligation	—	5,802	—	5,802
Fixed Income — Utilities	—	7,932	—	7,932
Cash & Cash Equivalent — Repurchase Agreement	—	2,187	—	2,187
Cash & Cash Equivalent — Securities Lending Collateral	38,772	—	—	38,772

Total	$49,167	$230,829	$—	$279,996

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Focus
(formerly, Transamerica Legg Mason Partners All Cap)
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 94.4%
Air Freight & Logistics — 3.3%
CH Robinson Worldwide, Inc. ^	77,133	$4,651
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc. ‡	87,050	4,777
Human Genome Sciences, Inc. ‡ ^	122,346	3,388
Capital Markets — 0.0%¥
Teton Advisors, Inc. — Class B ‡ Ə	89	♦
Commercial Banks — 5.4%
PrivateBancorp, Inc. — Class A ^	245,076	3,509
SunTrust Banks, Inc. ^	135,577	4,013
Communications Equipment — 6.7%
QUALCOMM, Inc.	241,330	9,349
Computers & Peripherals — 8.4%
Apple, Inc. ‡	44,044	11,501
Diversified Consumer Services — 5.7%
K12, Inc. ‡ ^	140,126	3,317
Strayer Education, Inc.	19,191	4,665
Diversified Financial Services — 5.1%
Bank of America Corp.	395,880	7,059
Health Care Equipment & Supplies — 3.8%
Covidien PLC	110,440	5,300
Hotels, Restaurants & Leisure — 6.7%
Marriott International, Inc. — Class A	206,885	7,605
Peet’s Coffee & Tea, Inc. ‡ ^	43,897	1,739
Internet & Catalog Retail — 10.0%
Amazon.com, Inc. ‡	62,460	8,561
priceline.com, Inc. ‡	20,114	5,271
Internet Software & Services — 5.5%
Google, Inc. — Class A ‡	14,617	7,680
Machinery — 5.0%
Kennametal, Inc. ^	77,083	2,533
PACCAR, Inc.	94,161	4,380
Media — 1.3%
Imax Corp. ‡	95,000	1,796
Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp.	21,696	1,349
Professional Services — 5.8%
Robert Half International, Inc. ^	290,838	7,964
Road & Rail — 3.5%
Kansas City Southern ‡ ^	46,078	1,868
Landstar System, Inc. ^	68,788	3,042
Software — 8.2%
Activision Blizzard, Inc.	179,708	1,991
Citrix Systems, Inc. ‡ ^	84,217	3,958
Rosetta Stone, Inc. ‡	64,885	1,677
Rovi Corp. ‡	93,807	3,657
Textiles, Apparel & Luxury Goods — 3.1%
Nike, Inc. — Class B	56,926	4,321

Total Common Stocks (cost $103,496)		130,921

	Shares	Value

SECURITIES LENDING COLLATERAL — 6.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	8,801,386	$8,801
Total Securities Lending Collateral (cost $8,801)

	Principal	Value

REPURCHASE AGREEMENT — 4.2%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $5,881 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $6,004.	$5,881	5,881
Total Repurchase Agreement (cost $5,881)

Total Investment Securities (cost $118,178) #		145,603
Other Assets and Liabilities — Net		(6,756)

Net Assets		$138,847

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Focus
(formerly, Transamerica Legg Mason Partners All Cap)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,592.

‡	Non-income producing security.

¥	Percentage rounds to less than 0.1%.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $1, or less than 0.01% of the fund’s net assets.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $118,178. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,335 and $910, respectively. Net unrealized appreciation for tax purposes is $27,425.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3		Total
Equities — Consumer Discretionary	$37,275	$—		$—	$37,275
Equities — Energy	1,349	—		—	1,349
Equities — Financials	14,581	—		♦	14,581
Equities — Health Care	13,465	—		—	13,465
Equities — Industrials	24,438	—		—	24,438
Equities — Information Technology	39,813	—		—	39,813
Cash & Cash Equivalent — Repurchase Agreement	—	5,881		—	5,881
Cash & Cash Equivalent — Securities Lending Collateral	8,801	—		—	8,801

Total	$139,722	$5,881	$	♦	$145,603

Level 3 Rollforward — Investment Securities

					Change in	Net
	Beginning	Net	Accrued	Total	Unrealized	Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance at
Securities	at 10/31/2009	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	4/30/2010
Equities — Financials	$—	$—	$—	$—	$—	$ ♦	$ ♦
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Growth Opportunities
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.0%
Aerospace & Defense — 0.5%
Precision Castparts Corp.	12,959	$1,663
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc. ^	137,210	8,274
Auto Components — 4.5%
BorgWarner, Inc. ‡ ^	355,900	15,425
Biotechnology — 1.1%
Myriad Genetics, Inc. ‡	75,555	1,814
Onyx Pharmaceuticals, Inc. ‡ ^	71,500	2,064
Capital Markets — 5.6%
Cohen & Steers, Inc. ^	219,730	5,948
Greenhill & Co., Inc. ^	107,915	9,485
T. Rowe Price Group, Inc. ^	64,287	3,697
Chemicals — 1.4%
Ecolab, Inc. ^	95,460	4,662
Commercial Banks — 6.5%
City National Corp. ^	226,985	14,137
Marshall & Ilsley Corp.	889,465	8,094
Communications Equipment — 2.6%
Juniper Networks, Inc. ‡ ^	157,800	4,483
Polycom, Inc. ‡ ^	132,000	4,297
Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc. ‡ ^	67,635	3,261
Construction Materials — 3.3%
Martin Marietta Materials, Inc. ^	119,498	11,458
Diversified Consumer Services — 3.3%
Strayer Education, Inc. ^	46,565	11,321
Diversified Financial Services — 3.2%
MSCI, Inc. — Class A ‡ ^	314,235	10,888
Electrical Equipment — 4.8%
Cooper Industries PLC — Class A ^	225,190	11,057
Hubbell, Inc. — Class B	112,130	5,211
Energy Equipment & Services — 3.9%
Core Laboratories NV ^	90,075	13,502
Health Care Equipment & Supplies — 4.5%
Idexx Laboratories, Inc. ‡ ^	55,645	3,680
Intuitive Surgical, Inc. ‡ ^	28,225	10,177
Masimo Corp. ^	69,400	1,625
Hotels, Restaurants & Leisure — 2.2%
Wynn Resorts, Ltd.	83,580	7,375
Internet & Catalog Retail — 4.6%
priceline.com, Inc. ‡ ^	60,815	15,936
Life Sciences Tools & Services — 0.9%
Covance, Inc. ‡ ^	52,185	2,982
Machinery — 7.8%
Donaldson Co., Inc. ^	44,700	2,070
Joy Global, Inc. ^	36,280	2,061
Kennametal, Inc. ^	485,765	15,962
PACCAR, Inc. ^	135,305	6,294
Media — 2.8%
Dreamworks Animation SKG, Inc. — Class A ‡ ^	123,800	4,914
Imax Corp. ‡ ^	247,685	4,681
Metals & Mining — 1.7%
Allegheny Technologies, Inc. ^	108,020	5,776
Oil, Gas & Consumable Fuels — 2.7%
Range Resources Corp. ^	192,405	9,189
Pharmaceuticals — 0.5%
Allergan, Inc.	26,300	1,675

	Shares	Value

Professional Services — 3.1%
Robert Half International, Inc. ^	393,830	$10,783
Real Estate Management & Development — 1.7%
St. Joe Co. ‡ ^	178,000	5,881
Road & Rail — 2.7%
Kansas City Southern ‡ ^	230,985	9,366
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp. — Class A ^	133,150	4,592
Software — 11.7%
Adobe Systems, Inc. ‡	83,700	2,811
Informatica Corp. ‡ ^	231,115	5,780
Intuit, Inc. ‡ ^	217,405	7,861
Rovi Corp. ‡ ^	264,910	10,327
Salesforce.com, Inc. ‡ ^	156,440	13,392
Specialty Retail — 3.4%
Guess?, Inc. ^	254,886	11,692
Textiles, Apparel & Luxury Goods — 0.7%
Under Armour, Inc. — Class A ‡ ^	70,470	2,378
Trading Companies & Distributors — 1.6%
WW Grainger, Inc. ^	48,972	5,413

Total Common Stocks (cost $257,366)		335,414

SECURITIES LENDING COLLATERAL — 25.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	88,187,098	88,187
Total Securities Lending Collateral (cost $88,187)

	Principal	Value

REPURCHASE AGREEMENT — 2.2%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $7,610 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $7,765.	$7,610	7,610
Total Repurchase Agreement (cost $7,610)

Total Investment Securities (cost $353,163) #		431,211
Other Assets and Liabilities — Net		(88,681)

Net Assets		$342,530

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Growth Opportunities
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $86,284.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $353,163. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $79,193 and $1,145, respectively. Net unrealized appreciation for tax purposes is $78,048.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$73,721	$—	$—	$73,721
Equities — Energy	22,691	—	—	22,691
Equities — Financials	58,130	—	—	58,130
Equities — Health Care	24,017	—	—	24,017
Equities — Industrials	81,416	—	—	81,416
Equities — Information Technology	53,543	—	—	53,543
Equities — Materials	21,896	—	—	21,896
Cash & Cash Equivalent — Repurchase Agreement	—	7,610	—	7,610
Cash & Cash Equivalent — Securities Lending Collateral	88,187	—	—	88,187

Total	$423,601	$7,610	$—	$431,211

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Money Market
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER — 78.6%
Beverages — 5.1%
Coca-Cola Co.
0.15%, 05/03/2010 — 144A	$2,500	$2,500
0.16%, 05/17/2010 — 144A	3,400	3,400
0.18%, 05/25/2010 — 06/02/2010 -144A	7,050	7,049
Capital Markets — 5.2%
Goldman Sachs Group, Inc.
0.20%, 05/21/2010	500	500
State Street Corp.
0.19%, 05/20/2010 — 05/27/2010	6,400	6,400
0.20%, 06/04/2010 — 06/07/2010	6,000	5,998
Chemicals — 2.6%
E.I. du Pont de Nemours & Co.
0.20%, 06/15/2010 — 144A	2,100	2,099
Ecolab, Inc.
0.17%, 05/05/2010 — 144A	2,700	2,701
0.23%, 06/23/2010 — 144A	1,750	1,749
Commercial Banks — 3.8%
Rabobank Nederland NV
0.27%, 06/02/2010	1,000	1,000
UBS Finance Delaware LLC
0.17%, 05/17/2010	1,400	1,400
0.18%, 05/28/2010	3,000	2,999
0.19%, 05/24/2010	2,900	2,900
0.26%, 06/30/2010	1,150	1,150
Consumer Finance — 5.0%
Toyota Motor Credit Corp.
0.24%, 05/07/2010 — 06/01/2010	8,000	7,999
0.26%, 06/02/2010	1,100	1,100
0.33%, 06/11/2010 — 06/14/2010	3,400	3,398
Diversified Financial Services — 50.9%
Alpine Securitization
0.20%, 05/10/2010 — 05/11/2010 -144A	10,600	10,600
0.21%, 05/07/2010 — 144A	1,500	1,500
American Honda Finance Corp.
0.18%, 05/17/2010	2,500	2,500
0.20%, 06/09/2010 — 06/11/2010	6,300	6,299
CAFCO LLC
0.18%, 05/20/2010 — 144A	1,100	1,100
Caterpillar Financial Services Corp.
0.16%, 05/05/2010 — 05/06/2010	12,000	12,000
Ciesco LLC
0.20%, 05/24/2010 — 144A	3,100	3,100
0.24%, 06/14/2010 — 144A	7,100	7,098
Export Development Canada
0.20%, 05/19/2010	1,600	1,600
General Electric Capital Corp.
0.18%, 05/21/2010	3,000	3,000
0.19%, 06/03/2010 — 06/04/2010	9,900	9,898
Old Line Funding LLC
0.22%, 05/17/2010 — 06/08/2010 -144A	4,600	4,599
0.23%, 06/10/2010 — 144A	3,000	2,999
PACCAR Financial Corp.
0.17%, 05/13/2010 — 05/26/2010	8,185	8,185
0.22%, 06/10/2010	2,500	2,499
Rabobank USA Financial Corp.
0.20%, 06/09/2010	2,150	2,150
0.21%, 06/08/2010	3,900	3,899
Sheffield Receivables Corp.
0.21%, 05/18/2010 — 144A	1,700	1,700
0.23%, 06/08/2010 — 144A	7,200	7,197
0.25%, 06/18/2010 — 144A	1,850	1,849

	Principal	Value

Diversified Financial Services (continued)
Straight-A Funding LLC
0.18%, 05/04/2010 — 144A	$1,500	$1,500
0.20%, 05/13/2010 — 144A	2,100	2,100
0.23%, 06/15/2010 — 144A	6,100	6,098
Toronto-Dominion Holdings USA, Inc.
0.21%, 05/20/2010 — 05/28/2010 -144A	5,400	5,400
0.22%, 06/01/2010 — 144A	2,450	2,450
UBS Finance Delaware LLC
0.24%, 05/27/2010	4,000	3,999
Wal-Mart Funding Corp.
0.25%, 05/10/2010 — 144A	12,000	11,998
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
0.20%, 06/17/2010 — 144A	2,000	1,999
Food Products — 5.2%
Nestle Capital Corp.
0.15%, 05/19/2010 — 144A	2,700	2,700
0.16%, 05/18/2010 — 144A	5,600	5,600
0.17%, 06/07/2010 — 144A	4,600	4,599

Total Commercial Paper (cost $196,557)		196,557

CORPORATE DEBT SECURITIES — 11.8%
Capital Markets — 2.5%
Goldman Sachs Group, Inc.
0.39%, 06/28/2010 *	4,250	4,250
4.50%, 06/15/2010	2,000	2,008
Commercial Banks — 3.2%
Rabobank Nederland NV
0.65%, 05/19/2010 — 144A *	4,550	4,551
Wells Fargo & Co.
0.29%, 06/18/2010 *	3,500	3,500
Diversified Financial Services — 5.5%
Merrill Lynch & Co., Inc.
2.50%, 05/12/2010 *	13,600	13,609
Household Products — 0.6%
Procter & Gamble Co.
0.26%, 05/07/2010 *	1,500	1,500

Total Corporate Debt Securities (cost $29,418)		29,418

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS — 9.5%
Province of Ontario Canada
0.19%, 05/07/2010	3,200	3,200
0.20%, 06/07/2010	6,800	6,799
0.21%, 06/03/2010	1,500	1,500
Province of Quebec Canada
0.18%, 05/26/2010 — 144A	8,800	8,798
0.20%, 06/15/2010 — 144A	3,300	3,299

Total Short-Term Foreign Government Obligations (cost $23,596)		23,596

SHORT-TERM U.S. GOVERNMENT OBLIGATION — 1.2%
Fannie Mae
0.16%, 06/21/2010	2,950	2,949
Total Short-Term U.S. Government Obligation (cost $2,949)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Money Market
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 0.1%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $197 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $201.	$197	$197
Total Repurchase Agreement (cost $197)

Total Investment Securities (cost $252,717) #		252,717
Other Assets and Liabilities — Net		(3,052)

Net Assets		$249,665

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $252,717.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $122,332, or 49.00%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Consumer Staples	$—	$27,348	$—	$27,348
Fixed Income — Financials	—	190,079	—	190,079
Fixed Income — Materials	—	6,549	—	6,549
Fixed Income — Short-Term Foreign Government Obligation	—	23,596	—	23,596
Fixed Income — Short-Term U.S. Government Obligation	—	2,949	—	2,949
Fixed Income — Telecommunication Services	—	1,999	—	1,999
Cash & Cash Equivalent — Repurchase Agreement	—	197	—	197

Total	$—	$252,717	$—	$252,717

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Fannie Mae
4.50%, 03/25/2017 — 04/25/2030	$10,968	$11,336
5.00%, 10/25/2032 — 06/25/2034	12,491	13,115
5.50%, 03/25/2026	6,286	6,669
Freddie Mac
3.75%, 12/15/2011	1,024	1,028
4.00%, 10/15/2029	2,907	2,972
4.50%, 02/15/2027	2,302	2,354
4.80%, 06/01/2035 *	5,515	5,672
5.00%, 11/15/2032	6,166	6,458
5.45%, 02/01/2038 *	4,578	4,837
5.50%, 01/15/2029	6,334	6,414
5.52%, 08/01/2037 *	1,020	1,079
Ginnie Mae
4.50%, 01/17/2033	2,651	2,709

Total U.S. Government Agency Obligations (cost $61,639)		64,643

FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
Australia Government Bond
5.25%, 08/15/2010 AUD	36,100	33,472
United Mexican States
7.50%, 06/21/2012 MXN	365,000	30,778

Total Foreign Government Obligations (cost $62,434)		64,250

MORTGAGE-BACKED SECURITIES — 13.1%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 — 144A	$6,000	6,387
Series 2007-1A, Class B
5.54%, 04/15/2037 — 144A	4,750	5,008
Series 2007-1A, Class D
5.96%, 04/15/2037 — 144A	7,425	7,829
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 — 144A	11,305	11,376
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.91%, 08/26/2035 — 144A * Ə	5,155	5,103
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 — 144A Ə	8,578	8,406
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 — 144A * Ə	11,700	11,758
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 — 144A	3,550	3,610
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 — 144A *	5,677	5,514
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 — 144A *	6,235	6,120
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A * Ə	13,680	13,680
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 36A1
5.49%, 06/27/2036 — 144A *	12,991	13,153
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 — 144A	10,371	10,754
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 — 144A	5,600	5,855
Series 2006-1A, Class B
5.36%, 11/15/2036 — 144A	13,855	14,489
Series 2006-1A, Class C
5.47%, 11/15/2036 — 144A	10,200	10,666

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class AFL
0.45%, 05/15/2037 — 144A *	$8,000	$7,761
Series 2007-1A, Class B
5.52%, 05/15/2037 — 144A	8,880	9,160
Series 2007-1A, Class E
6.22%, 05/15/2037 — 144A	7,870	8,033
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.46%, 12/26/2037 — 144A *	3,630	3,576
Series 2009-R2, Class 3A
5.77%, 01/26/2047 — 144A *	4,536	4,457
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A	3,157	3,157
Series 2009-R7, Class 11A1
5.31%, 03/26/2037 — 144A *	5,645	5,433
Series 2009-R7, Class 12A1
5.39%, 08/26/2036 — 144A *	3,860	3,802
Series 2009-R7, Class 16A1
5.66%, 12/26/2036 — 144A *	2,861	2,861
Series 2009-R7, Class 4A1
3.71%, 09/26/2034 — 144A *	4,321	4,105
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 — 144A *	9,240	8,854
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.77%, 01/27/2047 — 144A *	5,396	5,297
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 — 144A	9,905	10,275
Series 2006-1A, Class C
5.56%, 11/15/2036 — 144A	23,160	24,042
Series 2006-1A, Class E
6.17%, 11/15/2036 — 144A	5,533	5,740
Station Place Securitization Trust
Series 2009-1, Class A
1.76%, 12/29/2010 — 144A *	13,335	13,302
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	3,552	3,600
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 — 144A *	10,297	9,937
Series 2010-RR2, Class 1A1
5.27%, 09/27/2035 — 144A *	14,141	14,053

Total Mortgage-Backed Securities (cost $277,204)		287,153

ASSET-BACKED SECURITIES — 5.2%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	20,030	20,630
Series 2003-01
3.86%, 07/09/2010	467	467
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 10/01/2016	16,310	16,718
Series 2000-2, Class A2
7.49%, 10/02/2010	3,061	3,092
Series 2001-1, Class A2
6.50%, 12/15/2012 ^	3,230	3,327
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012	$16,530	$16,923
Series 2001-1, Class A-2
7.11%, 03/18/2013	4,690	4,901
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 — 144A ^	9,920	10,949
Newmont Gold Co. Pass-Through Trusts 1994
Series A2
9.25%, 07/05/2012	1,842	2,031
PF Export Receivables Master Trust
Series A
6.44%, 06/01/2015 — 144A	10,947	11,586
UAL Pass-Through Trust
Series 2009-1
10.40%, 05/01/2018	13,465	14,610
Vitol Master Trust
Series 2004-1, Class 1
0.64%, 07/15/2012 *	9,600	9,408

Total Asset-Backed Securities (cost $111,893)		114,642

CORPORATE DEBT SECURITIES — 74.5%
Airlines — 0.8%
Northwest Airlines, Inc.
6.84%, 10/01/2012	2,450	2,475
Southwest Airlines Co.
10.50%, 12/15/2011 — 144A	12,525	14,092
Automobiles — 0.9%
Daimler Finance North America LLC
5.88%, 03/15/2011	3,100	3,217
6.50%, 11/15/2013	14,507	16,178
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/2012	7,000	7,200
Diageo Capital PLC
4.38%, 05/03/2010	4,870	4,870
Foster’s Finance Corp.
6.88%, 06/15/2011 — 144A	6,225	6,543
Molson Coors Capital Finance ULC
4.85%, 09/22/2010	5,000	5,082
SABMiller PLC
6.20%, 07/01/2011 — 144A	6,301	6,614
Capital Markets — 2.2%
Macquarie Group, Ltd.
7.30%, 08/01/2014 — 144A	5,493	6,218
Morgan Stanley
0.78%, 10/15/2015 *	19,060	17,693
4.75%, 04/01/2014	2,500	2,550
State Street Capital Trust III
8.25%, 03/15/2042 *	11,250	11,551
UBS AG
1.35%, 02/23/2012 *	9,200	9,258
Chemicals — 2.5%
Chevron Phillips Chemical Co., LLC
7.00%, 03/15/2011	6,800	7,128
Cytec Industries, Inc.
5.50%, 10/01/2010 ^	5,880	5,951
Dow Chemical Co.
4.85%, 08/15/2012	5,000	5,287
6.13%, 02/01/2011	7,240	7,481
Methanex Corp.
8.75%, 08/15/2012	17,216	18,248

	Principal	Value

Chemicals (continued)
Mosaic Co.
7.38%, 12/01/2014 — 144A *	$11,080	$11,814
Commercial Banks — 11.2%
Banco Santander Chile
2.88%, 11/13/2012 — 144A	15,000	15,025
Bank of Scotland PLC
5.00%, 11/21/2011 — 144A	930	967
BB&T Corp.
3.85%, 07/27/2012	5,000	5,221
City National Corp.
5.13%, 02/15/2013	17,600	18,223
Fifth Third Bank
0.36%, 05/17/2013 *	21,010	19,655
First Tennessee Bank NA
0.39%, 02/14/2011 *	11,210	11,144
4.63%, 05/15/2013	8,585	8,357
ICICI Bank, Ltd.
6.63%, 10/03/2012 — 144A	14,865	15,842
M&I Marshall & Ilsley Bank
6.38%, 09/01/2011	12,095	12,318
PNC Funding Corp.
0.48%, 01/31/2012 *	12,820	12,723
Regions Financial Corp.
0.45%, 06/26/2012 *	7,750	7,261
4.88%, 04/26/2013	5,000	5,022
7.75%, 11/10/2014	10,000	10,799
Royal Bank of Scotland Group PLC
6.38%, 02/01/2011 ^	13,175	13,362
Scotland International Finance
7.70%, 08/15/2010 — 144A	14,670	14,892
Silicon Valley Bank
5.70%, 06/01/2012	4,315	4,514
SunTrust Banks, Inc.
5.25%, 11/05/2012	20,595	21,842
Union Planters Corp.
4.38%, 12/01/2010	4,700	4,727
Wachovia Corp.
0.68%, 10/28/2015 *	22,400	21,500
Webster Bank NA
5.88%, 01/15/2013	170	158
Westpac Securities NZ, Ltd.
2.63%, 01/28/2013 — 144A	17,000	17,150
Zions Bancorporation
7.75%, 09/23/2014 ^	4,900	5,109
Commercial Services & Supplies — 0.7%
Avery Dennison Corp.
4.88%, 01/15/2013	6,000	6,342
ERAC USA Finance LLC
5.80%, 10/15/2012 — 144A	5,200	5,620
8.00%, 01/15/2011 — 144A	2,592	2,707
Construction Materials — 1.4%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,936
5.63%, 09/30/2011	4,300	4,513
6.95%, 03/15/2012	2,590	2,813
Lafarge SA
6.15%, 07/15/2011	10,008	10,424
Martin Marietta Materials, Inc.
6.88%, 04/01/2011	8,000	8,318
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Consumer Finance — 1.6%
American Express Credit Corp.
1.66%, 05/27/2010 *	$7,500	$7,506
5.13%, 08/25/2014	3,500	3,763
7.30%, 08/20/2013	5,475	6,240
Cardtronics, Inc.
9.25%, 08/15/2013 *	3,390	3,513
Discover Financial Services
0.79%, 06/11/2010 *	9,850	9,845
Toyota Motor Credit Corp.
3.80%, 01/09/2012 *	5,000	5,241
Containers & Packaging — 1.1%
Rexam PLC
6.75%, 06/01/2013 — 144A	15,930	17,480
Sonoco Products Co.
6.50%, 11/15/2013	4,940	5,579
Diversified Financial Services — 12.5%
American Honda Finance Corp.
2.38%, 03/18/2013 — 144A	7,000	7,029
5.13%, 12/15/2010 — 144A	3,920	4,024
Bank of America Corp.
5.25%, 12/01/2015	5,970	6,069
Bear Stearns Cos. LLC
5.50%, 08/15/2011	2,000	2,106
6.95%, 08/10/2012	5,000	5,554
Caterpillar Financial Services Corp.
1.03%, 06/24/2011 *	9,390	9,469
Citigroup, Inc.
5.63%, 08/27/2012 ^	20,589	21,678
Crown Castle Towers LLC
4.52%, 01/15/2035 — 144A	11,870	12,228
FIA Card Services NA
7.13%, 11/15/2012 — 144A	13,851	15,164
Ford Motor Credit Co., LLC
3.05%, 01/13/2012 *^	10,930	10,616
General Electric Capital Corp.
0.38%, 11/01/2012 *	18,000	17,704
GTP Towers Issuer LLC
4.44%, 02/15/2040 — 144A	10,000	10,271
Harley-Davidson Funding Corp.
5.00%, 12/15/2010 — 144A	12,230	12,345
5.25%, 12/15/2012 — 144A	7,900	8,252
Invesco, Ltd.
5.38%, 02/27/2013	17,640	18,328
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	23,885	24,073
John Deere Capital Corp.
1.00%, 06/10/2011 *	9,125	9,174
Merrill Lynch & Co., Inc.
2.50%, 05/12/2010 *	7,735	7,738
Nissan Motor Acceptance Corp.
3.25%, 01/30/2013 — 144A	2,940	2,999
5.63%, 03/14/2011 — 144A	14,225	14,755
PACCAR Financial Corp.
3.79%, 01/12/2011 *	5,000	5,111
Pemex Finance, Ltd.
9.03%, 02/15/2011	8,631	8,854
Prime Property Funding II, Inc.
5.60%, 06/15/2011 — 144A	736	761
QHP Royalty Sub LLC
10.25%, 03/15/2015 — 144A §	12,233	12,411
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	12,328	12,765

	Principal	Value

Diversified Financial Services (continued)
TNK-BP Finance SA
7.50%, 03/13/2013 — 144A	$9,995	$10,707
Williams Cos., Inc. Credit Linked Certificate Trust V
6.38%, 10/01/2010 — 144A	2,450	2,489
Diversified Telecommunication Services — 2.0%
Qwest Corp.
3.51%, 06/15/2013 *	9,815	9,962
8.88%, 03/15/2012 *	10,000	10,925
SBA Tower Trust
4.25%, 04/15/2040 — 144A	12,380	12,661
Sprint Capital Corp.
8.38%, 03/15/2012	10,000	10,550
Electric Utilities — 1.6%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	16,998	19,955
NiSource Finance Corp.
7.88%, 11/15/2010	6,545	6,777
PSEG Power LLC
7.75%, 04/15/2011	6,780	7,201
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.
4.45%, 09/14/2012	5,000	5,267
Tyco Electronics Group SA
6.00%, 10/01/2012	12,146	13,109
Energy Equipment & Services — 1.8%
Enterprise Products Operating LLC
7.50%, 02/01/2011	7,595	7,933
7.63%, 02/15/2012	7,855	8,633
Gilroy Energy Center LLC
4.00%, 08/15/2011 — 144A	1,812	1,803
NGPL Pipeco LLC
6.51%, 12/15/2012 — 144A	7,470	8,208
Plains All American Pipeline, LP
4.25%, 09/01/2012	4,890	5,107
Weatherford International, Inc.
5.95%, 06/15/2012	7,305	7,888
Food & Staples Retailing — 0.5%
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	4,400	4,417
Woolworths, Ltd.
5.25%, 11/15/2011 — 144A	7,000	7,326
Food Products — 0.8%
M-Foods Holdings, Inc.
9.75%, 10/01/2013 — 144A	3,750	3,877
Michael Foods, Inc.
8.00%, 11/15/2013	5,480	5,596
UST, Inc.
6.63%, 07/15/2012	6,460	7,027
Gas Utilities — 0.6%
DCP Midstream LLC
7.88%, 08/16/2010	6,900	7,035
EQT Corp.
5.15%, 11/15/2012	6,460	6,856
Health Care Equipment & Supplies — 0.1%
CareFusion Corp.
4.13%, 08/01/2012	2,000	2,091
Hotels, Restaurants & Leisure — 1.2%
Carrols Corp.
9.00%, 01/15/2013	7,000	7,158
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
5.63%, 02/15/2013 ^	$10,725	$11,436
Royal Caribbean Cruises, Ltd.
8.00%, 05/15/2010	2,900	2,900
Yum! Brands, Inc.
8.88%, 04/15/2011	6,200	6,610
Household Durables — 0.8%
Whirlpool Corp.
8.00%, 05/01/2012	15,770	17,305
Independent Power Producers & Energy Traders — 0.4%
TransAlta Corp.
4.75%, 01/15/2015	9,000	9,411
Insurance — 1.8%
Fidelity National Financial, Inc.
5.25%, 03/15/2013	8,289	8,428
Hartford Financial Services Group, Inc.
5.25%, 10/15/2011	1,185	1,230
Oil Insurance, Ltd.
7.56%, 06/30/2011 — 144A * Ž	8,080	7,055
Prudential Financial, Inc.
3.63%, 09/17/2012	5,000	5,146
Reinsurance Group of America, Inc.
6.75%, 12/15/2011	15,490	16,575
Leisure Equipment & Products — 0.4%
Mattel, Inc.
5.63%, 03/15/2013	8,000	8,619
Machinery — 0.9%
Case New Holland, Inc.
7.75%, 09/01/2013 — 144A^	9,195	9,678
Kennametal, Inc.
7.20%, 06/15/2012	9,950	10,508
Metals & Mining — 2.3%
Anglo American Capital PLC
9.38%, 04/08/2014 — 144A	4,500	5,459
ArcelorMittal
5.38%, 06/01/2013 ^	13,500	14,459
Freeport-McMoRan Corp.
8.75%, 06/01/2011	9,183	9,687
Steel Dynamics, Inc.
7.38%, 11/01/2012	4,770	4,997
Xstrata Canada Corp.
7.35%, 06/05/2012	14,100	15,471
Multiline Retail — 0.8%
Limited, Inc.
5.25%, 11/01/2014	9,205	9,504
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	7,170	7,493
Multi-Utilities — 0.2%
Black Hills Corp.
9.00%, 05/15/2014	4,100	4,750
Office Electronics — 0.3%
Xerox Corp.
7.13%, 06/15/2010	6,250	6,287
Oil, Gas & Consumable Fuels — 5.4%
Consol Energy, Inc.
7.88%, 03/01/2012	7,100	7,597
El Paso Corp.
7.00%, 05/15/2011	3,250	3,359
7.38%, 12/15/2012	2,000	2,116
7.88%, 06/15/2012	2,945	3,120
Empresa Nacional del Petroleo
6.75%, 11/15/2012 — 144A	12,938	14,170

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
EnCana Corp.
6.30%, 11/01/2011	$5,100	$5,465
Energy Transfer Partners, LP
6.00%, 07/01/2013	3,675	4,012
Kinder Morgan, Inc.
6.50%, 09/01/2012	5,316	5,588
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	10,000	10,413
Marathon Oil Corp.
8.38%, 05/01/2012	6,000	6,741
Nustar Logistics, LP
6.88%, 07/15/2012	6,900	7,479
Petrohawk Energy Corp.
9.13%, 07/15/2013	8,480	8,862
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012 — 144A	11,915	12,549
5.83%, 09/30/2016 — 144A	9,940	10,711
Williams Cos., Inc.
2.29%, 10/01/2010 — 144A *^	3,220	3,219
Woodside Finance, Ltd.
5.00%, 11/15/2013 — 144A	4,450	4,702
8.13%, 03/01/2014 — 144A	2,450	2,834
XTO Energy, Inc.
5.00%, 08/01/2010	5,770	5,831
Paper & Forest Products — 0.9%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013	9,400	9,833
Weyerhaeuser Co.
6.75%, 03/15/2012	9,840	10,593
Real Estate Investment Trusts — 9.7%
AvalonBay Communities, Inc.
4.95%, 03/15/2013	3,546	3,746
Boston Properties, LP
6.25%, 01/15/2013	10,000	10,880
BRE Properties, Inc.
7.45%, 01/15/2011	8,500	8,810
Dexus Property Group
7.13%, 10/15/2014 — 144A	15,325	16,934
Duke Realty, LP
4.63%, 05/15/2013	5,000	5,108
5.63%, 08/15/2011	2,000	2,067
5.88%, 08/15/2012	6,053	6,366
6.25%, 05/15/2013	6,386	6,832
ERP Operating, LP
5.20%, 04/01/2013	11,080	11,874
5.50%, 10/01/2012	8,205	8,822
HCP, Inc.
5.65%, 12/15/2013	19,625	20,866
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	14,330	15,169
Kimco Realty Corp.
4.62%, 05/06/2010	5,000	5,000
6.00%, 11/30/2012	3,860	4,200
Liberty Property, LP
6.38%, 08/15/2012	13,270	14,135
PPF Funding, Inc.
5.35%, 04/15/2012 — 144A	13,740	14,028
Shurgard Storage Centers LLC
5.88%, 03/15/2013	2,910	3,068
Simon Property Group, LP
5.30%, 05/30/2013	5,600	6,005
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Real Estate Investment Trusts (continued)
Tanger Properties, LP
6.15%, 11/15/2015	$6,265	$6,564
UDR, Inc.
5.13%, 01/15/2014	4,900	5,006
5.50%, 04/01/2014	5,500	5,636
United Dominion Realty Trust
5.00%, 01/15/2012	8,847	9,025
6.05%, 06/01/2013	540	567
WEA Finance LLC
5.40%, 10/01/2012 — 144A	16,010	17,116
Westfield Capital Corp., Ltd.
5.13%, 11/15/2014 — 144A	5,170	5,422
Real Estate Management & Development — 2.3%
Brookfield Asset Management, Inc.
7.13%, 06/15/2012	16,045	17,311
Post Apartment Homes, LP
5.45%, 06/01/2012	9,399	9,781
6.30%, 06/01/2013	5,000	5,282
7.70%, 12/20/2010 ^	5,000	5,178
Retail Property Trust
7.18%, 09/01/2013 — 144A	11,445	12,703
Road & Rail — 0.5%
CSX Corp.
6.75%, 03/15/2011	6,580	6,892
Union Pacific Corp.
3.63%, 06/01/2010	5,030	5,041
Specialty Retail — 0.1%
Staples, Inc.
7.75%, 04/01/2011 ^	1,500	1,584
Tobacco — 0.7%
Reynolds American, Inc.
7.25%, 06/01/2012	13,700	14,957
Trading Companies & Distributors — 1.3%
GATX Corp.
4.75%, 10/01/2012	16,950	17,713
Noble Group, Ltd.
8.50%, 05/30/2013 — 144A	8,320	9,339

Total Corporate Debt Securities (cost $1,580,529)		1,631,366

	Shares	Value

SECURITIES LENDING COLLATERAL — 0.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	5,107,713	$5,108
Total Securities Lending Collateral (cost $5,108)

	Principal	Value

REPURCHASE AGREEMENT — 0.2%
State Street Repurchase Agreement
0.01% ▲, dated 04/30/2010, to be repurchased at $3,331 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $3,399.	$3,331	3,331
Total Repurchase Agreement (cost $3,331)

Total Investment Securities (cost $2,102,138) #		2,170,493
Other Assets and Liabilities — Net		20,514

Net Assets		$2,191,007

FUTURES CONTRACTS: (a)

			Net Unrealized
Description	Contracts ┌	Expiration Date	(Depreciation)

5-Year U.S. Treasury Note	(910)	06/30/2010	($960)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $38,947, or 1.78% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $5,000.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 04/30/2010.

§	Illiquid. This security aggregated $12,411, or 0.57%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $2,102,138. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $69,375 and $1,020, respectively. Net unrealized appreciation for tax purposes is $68,355.

(a)	Cash in the amount of $1,403 has been segregated with the broker to cover margin requirements for the open futures contract.

┌	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $768,767, or 35.09%, of the fund’s net assets.

AUD	Australian Dollar

CMBS	Commercial Mortgage-Backed Security

MXN	Mexican Peso

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Asset-Backed Security	$—	$114,642	$—	$114,642
Fixed Income — Consumer Discretionary	—	100,331	—	100,331
Fixed Income — Consumer Staples	—	73,508	—	73,508
Fixed Income — Energy	—	158,340	—	158,340
Fixed Income — Financials	—	903,798	—	903,798
Fixed Income — Foreign Government Obligation	—	64,250	—	64,250
Fixed Income — Health Care	—	2,091	—	2,091
Fixed Income — Industrials	—	91,913	—	91,913
Fixed Income — Information Technology	—	37,324	—	37,324
Fixed Income — Materials	—	170,639	—	170,639
Fixed Income — Mortgage-Backed Security	—	287,153	—	287,153
Fixed Income — Telecommunication Services	—	31,437	—	31,437
Fixed Income — U.S. Government Agency Obligation	—	64,643	—	64,643
Fixed Income — Utilities	—	61,985	—	61,985
Cash & Cash Equivalent — Repurchase Agreement	—	3,331	—	3,331
Cash & Cash Equivalent — Securities Lending Collateral	5,108	—	—	5,108

Total	$5,108	$2,165,385	$—	$2,170,493

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Depreciation	$—	($960)	$—	($960)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 95.2%
Airlines — 2.3%
Continental Airlines, Inc. — Class B ‡^	553,020	$12,360
Biotechnology — 2.0%
Martek Biosciences Corp. ‡^	499,960	11,014
Capital Markets — 3.7%
Cohen & Steers, Inc. ^	340,435	9,216
Raymond James Financial, Inc. ^	352,600	10,803
Chemicals — 3.5%
Georgia Gulf Corp. ‡	383,600	7,879
Intrepid Potash, Inc. ‡^	414,500	10,885
Commercial Banks — 8.3%
City National Corp. ^	242,450	15,100
Marshall & Ilsley Corp. ^	1,486,275	13,525
PrivateBancorp, Inc. — Class A ^	588,590	8,429
SVB Financial Group ‡^	143,300	7,055
Communications Equipment — 2.8%
Brocade Communications Systems, Inc. ‡^	1,120,055	7,269
Harmonic Lightwaves, Inc. ‡^	1,125,902	7,701
Construction & Engineering — 1.9%
Chicago Bridge & Iron Co. NV — Class Y ‡	436,352	10,228
Diversified Consumer Services — 2.6%
Sotheby’s ^	420,950	14,060
Electric Utilities — 1.1%
Hawaiian Electric Industries, Inc. ^	256,220	5,983
Electrical Equipment — 4.2%
General Cable Corp. ‡^	388,725	11,106
Woodward Governor Co. ^	365,445	11,712
Energy Equipment & Services — 3.3%
Oil States International, Inc. ‡^	166,130	8,026
Superior Energy Services, Inc. ‡^	363,045	9,824
Health Care Equipment & Supplies — 3.5%
Cooper Cos., Inc. ^	265,450	10,323
Hologic, Inc. ‡^	483,750	8,645
Household Durables — 1.9%
Tupperware Brands Corp. ^	201,775	10,305
Insurance — 3.0%
HCC Insurance Holdings, Inc. ^	598,105	16,262
Life Sciences Tools & Services — 1.8%
Charles River Laboratories International, Inc. ‡^	288,165	9,648
Machinery — 6.7%
AGCO Corp. ‡^	285,456	9,997
Manitowoc Co., Inc. ^	531,675	7,449
Navistar International Corp. ‡^	153,190	7,405
Watts Water Technologies, Inc. — Class A ^	318,371	11,296
Media — 3.9%
Arbitron, Inc. ^	347,105	10,694
Lamar Advertising Co. — Class A ‡	274,265	10,208
Metals & Mining — 6.7%
AK Steel Holding Corp. ^	374,375	6,271
Carpenter Technology Corp. ^	308,400	12,111
Globe Specialty Metals, Inc. ‡	770,035	9,625
Thompson Creek Metals Co., Inc. ‡^	637,420	8,172
Multiline Retail — 2.1%
Saks, Inc. ‡^	1,160,325	11,313
Professional Services — 1.8%
Manpower, Inc. ^	174,035	9,763

	Shares	Value

Real Estate Investment Trusts — 6.9%
BioMed Realty Trust, Inc. ^	390,000	$7,219
Douglas Emmett, Inc. ^	514,785	8,618
Kilroy Realty Corp. ^	260,924	9,148
Omega Healthcare Investors, Inc. ^	600,700	12,025
Real Estate Management & Development — 4.6%
Jones Lang Lasalle, Inc. ^	196,290	15,483
St. Joe Co. ‡^	287,655	9,504
Road & Rail — 2.6%
Kansas City Southern ‡^	341,820	13,861
Software — 3.1%
Aspen Technology, Inc. ‡^	692,833	8,155
THQ, Inc. ‡^	1,162,160	8,832
Specialty Retail — 4.0%
Gymboree Corp. ‡^	184,220	9,051
Office Depot, Inc. ‡^	1,887,325	12,947
Trading Companies & Distributors — 5.4%
Beacon Roofing Supply, Inc. ‡^	530,250	11,771
United Rentals, Inc. ‡	552,000	7,927
WESCO International, Inc. ‡^	238,740	9,698
Water Utilities — 1.5%
Aqua America, Inc. ^	438,160	8,031

Total Common Stocks (cost $384,976)		513,932

	Shares	Value

SECURITIES LENDING COLLATERAL — 25.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	138,291,527	138,292
Total Securities Lending Collateral (cost $138,292)

	Principal	Value

REPURCHASE AGREEMENT — 5.0%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $27,236 on 05/03/2010. Collateralized by a U.S. Government Obligation, a zero coupon, due 10/07/2010, and with a value of $27,785.	$27,236	27,236
Total Repurchase Agreement (cost $27,236)

Total Investment Securities (cost $550,504) #		679,460
Other Assets and Liabilities — Net		(139,211)

Net Assets		$540,249

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $134,840.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $550,504. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $131,773 and $2,817, respectively. Net unrealized appreciation for tax purposes is $128,956.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$78,578	$—	$—	$78,578
Equities — Energy	17,850	—	—	17,850
Equities — Financials	142,387	—	—	142,387
Equities — Health Care	39,630	—	—	39,630
Equities — Industrials	134,573	—	—	134,573
Equities — Information Technology	31,957	—	—	31,957
Equities — Materials	54,943	—	—	54,943
Equities — Utilities	14,014	—	—	14,014
Cash & Cash Equivalent — Repurchase Agreement	—	27,236	—	27,236
Cash & Cash Equivalent — Securities Lending Collateral	138,292	—	—	138,292

Total	$652,224	$27,236	$—	$679,460

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.6%
Aerospace & Defense — 3.0%
Boeing Co.	202,220	$14,646
Honeywell International, Inc. ^	170,371	8,088
Raytheon Co.	236,650	13,797
Air Freight & Logistics — 0.5%
FedEx Corp.	74,600	6,715
Airlines — 1.0%
Southwest Airlines Co. ^	959,900	12,651
Capital Markets — 2.3%
Goldman Sachs Group, Inc.	126,786	18,409
Morgan Stanley ^	233,630	7,060
State Street Corp. ^	58,870	2,561
Commercial Banks — 1.2%
Itau Unibanco Holding SA ADR	302,120	6,550
Wells Fargo & Co. ^	254,340	8,421
Communications Equipment — 8.5%
Cisco Systems, Inc. ‡^	2,663,850	71,710
Emulex Corp. ‡^	623,454	7,326
Juniper Networks, Inc. ‡^	581,761	16,528
Riverbed Technology, Inc. ‡^	262,943	8,149
Computers & Peripherals — 16.7%
Apple, Inc. ‡	201,950	52,732
Dell, Inc. ‡^	1,098,440	17,773
EMC Corp./Massachusetts ‡^	1,564,100	29,734
International Business Machines Corp. ^	407,310	52,543
NetApp, Inc. ‡^	737,902	25,583
QLogic Corp. ‡^	562,360	10,893
SanDisk Corp. ‡	355,700	14,189
Diversified Consumer Services — 1.5%
Apollo Group, Inc. — Class A ‡^	150,400	8,634
ITT Educational Services, Inc. ‡^	93,430	9,449
Electrical Equipment — 1.1%
Emerson Electric Co. ^	248,700	12,990
Energy Equipment & Services — 1.7%
Baker Hughes, Inc. ^	203,570	10,130
Oceaneering International, Inc. ‡^	170,953	11,197
Food Products — 0.1%
Green Mountain Coffee Roasters, Inc. ‡^	21,650	1,573
Health Care Equipment & Supplies — 3.9%
CR Bard, Inc. ^	99,690	8,626
Hologic, Inc. ‡^	478,710	8,555
Hospira, Inc. ‡	84,560	4,548
Intuitive Surgical, Inc. ‡^	14,550	5,246
Medtronic, Inc. ^	501,127	21,895
Health Care Providers & Services — 1.4%
Laboratory Corp. of America Holdings ‡^	129,870	10,204
WellPoint, Inc. ‡	118,990	6,402
Hotels, Restaurants & Leisure — 3.1%
Bally Technologies, Inc. ‡^	85,190	3,929
Carnival Corp. ^	47,390	1,976
Las Vegas Sands Corp. ‡^	553,087	13,749
McDonald’s Corp. ^	115,180	8,131
Starbucks Corp. ^	408,080	10,602
Industrial Conglomerates — 1.7%
General Electric Co.	1,119,680	21,117
Insurance — 1.6%
Lincoln National Corp. ^	622,347	19,038
Internet & Catalog Retail — 2.4%
Amazon.com, Inc. ‡^	130,950	17,948

	Shares	Value

Internet & Catalog Retail (continued)
Expedia, Inc. ^	438,330	$10,349
priceline.com, Inc. ‡^	4,940	1,295
Internet Software & Services — 4.7%
eBay, Inc. ‡	698,200	16,624
Google, Inc. — Class A ‡	66,230	34,800
Netease.com ADR ‡	164,535	5,737
IT Services — 1.2%
Visa, Inc. — Class A ^	85,130	7,681
Western Union Co. ^	404,480	7,382
Life Sciences Tools & Services — 1.3%
Life Technologies Corp. ‡^	83,390	4,562
Waters Corp. ‡^	159,329	11,470
Machinery — 8.3%
Caterpillar, Inc. ^	438,340	29,847
Cummins, Inc.	134,074	9,684
Dover Corp.	242,385	12,657
Illinois Tool Works, Inc.	269,040	13,748
Ingersoll-Rand PLC ^	311,480	11,519
Joy Global, Inc.	151,080	8,583
Parker Hannifin Corp. ^	209,820	14,515
Media — 1.6%
News Corp. — Class A ^	357,740	5,516
Omnicom Group, Inc.	316,459	13,500
Metals & Mining — 1.7%
Nucor Corp. ^	347,736	15,759
Southern Copper Corp. ^	163,950	5,014
Oil, Gas & Consumable Fuels — 2.0%
Occidental Petroleum Corp.	89,850	7,966
Valero Energy Corp.	763,772	15,879
Pharmaceuticals — 1.4%
Eli Lilly & Co. ^	478,499	16,733
Semiconductors & Semiconductor Equipment — 9.7%
Altera Corp. ^	994,070	25,210
Analog Devices, Inc. ^	401,381	12,013
Atheros Communications, Inc. ‡^	208,270	8,089
Intel Corp. ^	1,137,380	25,966
Intersil Corp. — Class A ^	1,007,308	14,989
Texas Instruments, Inc. ^	290,400	7,553
Xilinx, Inc. ^	940,800	24,254
Software — 10.8%
BMC Software, Inc. ‡	275,463	10,842
Check Point Software Technologies ‡^	333,611	11,883
Longtop Financial Technologies, Ltd. ADR ‡	136,444	4,695
Microsoft Corp.	1,788,870	54,633
Oracle Corp. ^	1,500,460	38,772
Shanda Interactive Entertainment, Ltd. ADR ‡^	6,340	287
VMware, Inc. — Class A ‡^	180,137	11,104
Specialty Retail — 4.9%
Abercrombie & Fitch Co. — Class A ^	60,480	2,645
Advance Auto Parts, Inc. ^	173,750	7,836
Buckle, Inc. ^	193,252	6,992
Guess ?, Inc. ^	193,390	8,871
Ross Stores, Inc. ^	214,830	12,030
TJX Cos., Inc.	272,380	12,622
Urban Outfitters, Inc. ‡^	243,050	9,117
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc. ^	75,850	3,167

Total Common Stocks (cost $1,121,593)		1,216,387

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL — 5.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	70,721,219	$70,721
Total Securities Lending Collateral (cost $70,721)

	Principal	Value

REPURCHASE AGREEMENT — 0.0%¥
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $577 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $588.	$577	577
Total Repurchase Agreement (cost $577)

Total Investment Securities (cost $1,192,891) #		1,287,685

Other Assets and Liabilities — Net		(65,610)

Net Assets		$1,222,075

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $69,160.

▲	Rate shown reflects the yield at 04/30/2010.

¥	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $1,192,891. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $116,858 and $22,064, respectively. Net unrealized appreciation for tax purposes is $94,794.
DEFINITION:
ADR            American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$168,358	$—	$—	$168,358
Equities — Consumer Staples	1,573	—	—	1,573
Equities — Energy	45,172	—	—	45,172
Equities — Financials	62,039	—	—	62,039
Equities — Health Care	98,241	—	—	98,241
Equities — Industrials	190,557	—	—	190,557
Equities — Information Technology	629,674	—	—	629,674
Equities — Materials	20,773	—	—	20,773
Cash & Cash Equivalent — Repurchase Agreement	—	577	—	577
Cash & Cash Equivalent — Securities Lending Collateral	70,721	—	—	70,721
Total	$1,287,108	$577	$—	$1,287,685
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

	Transamerica		Transamerica	Transamerica
	AEGON High	Transamerica	Diversified	Flexible	Transamerica
	Yield Bond(a),(b)	Balanced(a)	Equity(a)	Income(a)	Focus(a),(c)
Assets:
Investment securities, at value	$667,751	$449,404	$951,479	$277,809	$139,722
Repurchase agreement, at value	26,819	2,981	13,196	2,187	5,881
Receivables:
Investment securities sold	20,052	3,611	5,274	6,967	2,239
Shares of beneficial interest sold	5,033	180	271	1,410	36
Interest	12,069	2,135	—	3,954	—
Securities lending income	13	3	9	3	7
Dividends	40	138	295	89	20
Dividend reclaims	—	—	145	—	15

	$731,777	$458,452	$970,669	$292,419	$147,920

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	6,523	4,089	3,973	7,669	—
Shares of beneficial interest redeemed	972	383	458	399	92
Management and advisory fees	284	212	359	97	84
Distribution and service fees	65	120	111	38	50
Trustees fees	3	1	9	1	2
Transfer agent fees	33	139	184	19	38
Administration fees	10	7	13	4	3
Other	90	38	35	42	3
Collateral for securities on loan	114,016	27,356	185,417	38,772	8,801

	121,996	32,345	190,559	47,041	9,073

Net assets	$609,781	$426,107	$780,110	$245,378	$138,847

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$618,970	$354,386	$695,349	$284,568	$119,960
Undistributed (accumulated) net investment income (loss)	1,540	436	(1,094)	51	(667)
Accumulated net realized loss from investments	(47,636)	(4,789)	(17,082)	(54,897)	(7,871)
Net unrealized appreciation (depreciation) on:
Investment securities	36,907	76,074	102,930	15,654	27,425
Translation of assets and liabilities denominated in foreign currencies	—	—	7	2	—

Net assets	$609,781	$426,107	$780,110	$245,378	$138,847

Net assets by class:
Class A	$93,689	$89,063	$88,282	$48,045	$43,986
Class B	13,529	18,066	9,220	10,514	13,579
Class C	29,662	23,549	16,057	25,402	13,427
Class I	7,920	232	340	4,012	210
Class I2	433,563		354,780	157,405
Class P	31,418	295,197	311,431		67,645
Shares outstanding:
Class A	10,377	4,372	6,312	5,446	3,437
Class B	1,499	891	661	1,191	1,143
Class C	3,295	1,167	1,151	2,888	1,131
Class I	873	11	24	453	16
Class I2	47,691		25,310	17,772
Class P	3,478	14,496	22,242		5,282
Net asset value per share:
Class A	$9.03	$20.37	$13.99	$8.82	$12.80
Class B	9.02	20.28	13.96	8.83	11.88
Class C	9.00	20.18	13.96	8.79	11.87
Class I	9.07	20.41	14.08	8.85	12.88
Class I2	9.09		14.02	8.86
Class P	9.03	20.36	14.00		12.81
Maximum offering price per share (d)
Class A	$9.48	$21.56	$14.79	$9.26	$13.53

Investment securities, at cost	$630,844	$373,330	$848,549	$262,155	$112,297

Repurchase agreement, at cost	$26,819	$2,981	$13,196	$2,187	$5,881

Securities loaned, at value	$111,681	$26,754	$181,410	$37,988	$8,592

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

	Transamerica		Transamerica	Transamerica	Transamerica
	Growth	Transamerica	Short-Term	Small/Mid Cap	WMC Diversified
	Opportunities(a)	Money Market(a)	Bond(a)	Value(a)	Growth(a),(e)
Assets:
Investment securities, at value	$423,601	$252,520	$2,167,162	$652,224	$1,287,108
Repurchase agreement, at value	7,610	197	3,331	27,236	577
Cash on deposit with broker	—	—	1,403	—	—
Receivables:
Investment securities sold	—	—	271	10,178	22,655
Shares of beneficial interest sold	79	250	26,946	5,579	647
Interest	—	119	28,495	—	—
Securities lending income	27	—	—	12	25
Dividends	9	—	—	295	347
Dividend reclaims	—	—	—	—	385
Due from advisor	—	35	—	—	—

	$431,326	$253,121	$2,227,608	$695,524	$1,311,744

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	—	2,043	22,898	13,750	15,949
Shares of beneficial interest redeemed	222	1,319	2,256	2,506	1,615
Management and advisory fees	213	—	822	347	718
Distribution and service fees	62	10	597	250	226
Trustees fees	1	1	5	2	6
Transfer agent fees	63	39	37	56	238
Administration fees	6	4	35	9	21
Distribution payable	—	1	3,699	—	—
Variation margin	—	—	956	—	—
Other	42	39	188	63	175
Collateral for securities on loan	88,187	—	5,108	138,292	70,721

	88,796	3,456	36,601	155,275	89,669

Net assets	$342,530	$249,665	$2,191,007	$540,249	$1,222,075

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$307,579	$249,578	$2,126,534	$589,116	$1,285,621
Undistributed (accumulated) net investment income (loss)	(251)	87	1,677	33	(2,167)
Accumulated net realized loss from investments	(42,846)	—	(4,613)	(177,856)	(156,230)
Net unrealized appreciation (depreciation) on:
Investment securities	78,048	—	68,355	128,956	94,794
Futures contracts	—	—	(960)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	14	—	57

Net assets	$342,530	$249,665	$2,191,007	$540,249	$1,222,075

Net assets by class:
Class A	$59,353	$122,914	$614,080	$273,320	$316,331
Class B	14,523	25,593		44,277	36,531
Class C	13,000	35,159	606,947	169,953	38,375
Class I	473	55	119,095	38,817	1,601
Class I2	146,320	29,131	850,885	13,882	402,059
Class P	108,861	36,813			330,850
Class T					96,328
Shares outstanding:
Class A	6,320	122,914	58,691	14,418	36,315
Class B	1,673	25,593		2,436	4,524
Class C	1,492	35,159	58,119	9,457	4,732
Class I	48	55	11,578	2,025	179
Class I2	15,016	29,131	82,787	725	45,299
Class P	11,576	36,813			38,121
Class T					3,930
Net asset value per share:
Class A	$9.39	$1.00	$10.46	$18.96	$8.71
Class B	8.68	1.00		18.17	8.08
Class C	8.71	1.00	10.44	17.97	8.11
Class I	9.73	1.00	10.29	19.17	8.93
Class I2	9.74	1.00	10.28	19.14	8.88
Class P	9.40	1.00			8.68
Class T					24.51
Maximum offering price per share (d)
Class A	$9.94	$1.00	$10.73	$20.06	$9.22

Investment securities, at cost	$345,553	$252,520	$2,098,807	$523,268	$1,192,314

Repurchase agreement, at cost	$7,610	$197	$3,331	$27,236	$577

Securities loaned, at value	$86,284	$—	$5,000	$134,840	$69,160

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

(a)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 shares.

(b)	Formerly, Transamerica High Yield Bond.

(c)	Formerly, Transamerica Legg Mason Partners All Cap.

(d)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I, I2, P, and T shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

(e)	Formerly, Transamerica Equity.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

	Transamerica		Transamerica
	AEGON High Yield	Transamerica	Diversified	Transamerica	Transamerica
	Bond(a),(b),*	Balanced*	Equity(a),*	Flexible Income(a),*	Focus(c),*
Investment income:
Dividend income	$94	$1,374	$3,597	$379	$554
Withholding taxes on foreign dividends	—	(4)	(50)	(9)	—
Interest income	26,880	4,380	1	7,849	—
Securities lending income (net)	99	11	27	17	26

	27,073	5,761	3,575	8,235	580

Expenses:
Management and advisory	1,763	1,440	2,323	749	529
Distribution and service:
Class A	132	142	139	75	67
Class B	63	99	44	52	73
Class C	117	112	73	106	62
Class P	43	325	360	—	83
Transfer agent:
Class A	45	154	205	44	82
Class B	11	56	27	13	43
Class C	12	30	35	11	19
Class I	2	1	1	1	1
Class I2	— (d)		— (d)	— (d)
Class P	43	317	478		74
Printing and shareholder reports	42	32	29	12	5
Custody	36	15	49	18	8
Administration	60	38	64	25	13
Legal	10	5	12	4	1
Audit and tax	9	7	—	10	4
Trustees	6	3	16	2	4
Registration	46	30	102	35	30
Other	4	20	8	9	15

Total expenses	2,444	2,826	3,965	1,166	1,113

Class expense recaptured (reimbursed/waived):
Class A	—	—	(60)	(11)	(26)
Class B	—	—	(11)	—	(22)
Class C	—	—	(8)	—	(1)
Class I	—	(1)	(1)	—	(1)
Class P	(44)	(274)	(342)	—	7

Total expense recaptured (reimbursed/waived)	(44)	(275)	(422)	(11)	(43)

Net expenses	2,400	2,551	3,543	1,155	1,070

Net investment income (loss)	24,673	3,210	32	7,080	(490)

Net realized gain (loss) on transactions from:
Investment securities	19,118	5,911	11,519	13,135	2,413
Foreign currency transactions	—	4	3	(9)	—

	19,118	5,915	11,522	13,126	2,413

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	23,625	33,722	69,035	1,995	14,305
Translation of assets and liabilities denominated in foreign currencies	—	(5)	7	(12)	—

Change in unrealized appreciation (depreciation)	23,625	33,717	69,042	1,983	14,305

Net realized and unrealized gain:	42,743	39,632	80,564	15,109	16,718

Net increase in net assets resulting from operations	$67,416	$42,842	$80,596	$22,189	$16,228

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS (continued)
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

	Transamerica			Transamerica		Transamerica WMC
	Growth	Transamerica	Transamerica	Small/Mid Cap		Diversified
	Opportunities(a),*	Money Market(a),*	Short-Term Bond(a),*	Value(a),*		Growth(a),(e),*
Investment income:
Dividend income	$1,613	$—	$—	$3,622		$8,431
Withholding taxes on foreign dividends	(3)	—	(22)	—		(154)
Interest income	—	256	47,025	1		—
Securities lending income (net)	119	—	6	74		143

	1,729	256	47,009	3,697		8,420

Expenses:
Management and advisory	1,188	544	4,950	1,755		4,792
Distribution and service:
Class A	94	235	826	418		538
Class B	71	151	—	197		191
Class C	59	205	2,251	694		190
Class P	115	—	—	—		460
Transfer agent:
Class A	196	201	117	272		606
Class B	41	46		45		103
Class C	31	33	129	131		80
Class I	1	1	15	6		3
Class I2	— (d)	— (d)	— (d)	—	(d)	— (d)
Class P	107	20				332
Class T						74
Printing and shareholder reports	21	18	89	26		94
Custody	15	17	64	20		50
Administration	30	27	171	44		135
Legal	4	5	22	7		15
Audit and tax	7	8	11	10		21
Trustees	3	3	15	4		12
Registration	34	45	43	32		49
Other	3	2	7	2		6

Total expenses	2,020	1,561	8,710	3,663		7,751

Fund expenses (reimbursed/waived)	—	(427)	(855)	—		—
Class expense recaptured (reimbursed/waived):
Class A	(53)	(432)	(236)	—		—
Class B	(3)	(196)		—		(27)
Class C	—	(237)	—	—		(5)
Class I	— (d)	(1)	—	—		—
Class I2	—	— (d)	—	—		—
Class P	—	(20)		—		(90)

Total expense recaptured (reimbursed/waived)	(56)	(1,313)	(1,091)	—		(122)

Net expenses	1,964	248	7,619	3,663		7,629

Net investment income (loss)	(235)	8	39,390	34		791

Net realized gain (loss) on transactions from:
Investment securities	5,913	—	10,063	22,547		228,448
Futures contracts	—	—	(979)	—		—
Foreign currency transactions	—	—	21	—		—

	5,913	—	9,105	22,547		228,448

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	57,110	—	23,027	86,465		(55,600)
Futures contracts	—	—	(159)	—		—
Translation of assets and liabilities denominated in foreign currencies	—	—	17	—		(19)

Change in unrealized appreciation (depreciation)	57,110	—	22,885	86,465		(55,619)

Net realized and unrealized gain:	63,023	—	31,990	109,012		172,829

Net increase in net assets resulting from operations	$62,788	$8	$71,380	$109,046		$173,620

(a)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 shares.

(b)	Formerly, Transamerica High Yield Bond.

(c)	Formerly, Transamerica Legg Mason Partners All Cap.

(d)	Rounds to less than $1.

(e)	Formerly, Transamerica Equity.

*	The fund offered new classes of shares during the 2009 period. For a list of new classes and commencement dates, refer to the notes to the financial statements.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	Transamerica AEGON High Yield
	Bond(a),(g),*		Transamerica Balanced*
	April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income	$24,673	$45,134	$3,210	$1,314
Net realized gain (loss)(b)	19,118	(55,912)	5,915	(10,547)
Change in unrealized appreciation (depreciation)(c)	23,625	183,047	33,717	23,660

Net increase in net assets resulting from operations	67,416	172,269	42,842	14,427

Distributions to shareholders:
From net investment income:
Class A	(3,079)	(3,588)	(478)	(1,014)
Class B	(464)	(873)	(41)	(251)
Class C	(881)	(961)	(77)	(226)
Class I	(70)	—	(1)
Class I2	(19,815)	(40,325)
Class P	(1,278)	—	(2,246)

	(25,587)	(45,747)	(2,843)	(1,491)

From net realized gains:
Class A	—	—	—	(3,148)
Class B	—	—	—	(1,819)
Class C	—	—	—	(1,091)

	—	—	—	(6,058)

Total distributions to shareholders	(25,587)	(45,747)	(2,843)	(7,549)

Capital share transactions:
Proceeds from shares sold:
Class A	41,579	47,357	3,315	2,689
Class B	3,023	4,221	599	1,256
Class C	10,900	18,109	597	912
Class I	7,929		225
Class I2	11,208	33,691
Class P	21,717		12,540

	96,356	103,378	17,276	4,857

Issued from fund acquisition:
Class A	—	—	18,932	—
Class B	—	—	3,855	—
Class C	—	—	5,342	—
Class I2	42,041	—
Class P	51,472		281,788

	93,513	—	309,917	—

Dividends and distributions reinvested:
Class A	2,300	2,491	451	3,940
Class B	284	546	39	1,971
Class C	572	576	69	1,182
Class I	18		— (d)
Class I2	19,815	40,325
Class P	1,250		2,240

	24,239	43,938	2,799	7,093

Cost of shares redeemed:
Class A	(23,523)	(21,773)	(8,445)	(12,325)
Class B	(1,569)	(3,022)	(2,282)	(7,498)
Class C	(2,928)	(8,685)	(2,173)	(4,111)
Class I	(158)		(3)
Class I2	(144,597)	(126,635)
Class P	(45,053)		(25,980)

	(217,828)	(160,115)	(38,883)	(23,934)

Automatic conversions:
Class A	967	1,995	4,381	11,140
Class B	(967)	(1,995)	(4,381)	(11,140)

	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	(3,720)	(12,799)	291,109	(11,984)

Net increase (decrease) in net assets	38,109	113,723	331,108	(5,106)

Net assets:
Beginning of period/year	$571,672	$457,949	$94,999	$100,105

End of period/year	$609,781	$571,672	$426,107	$94,999

Undistributed net investment income	$1,540	$2,454	$436	$69

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica AEGON High Yield
	Bond(a),(g),*		Transamerica Balanced*
	April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A	4,734	6,660	168	168
Class B	348	593	32	80
Class C	1,245	2,534	31	59
Class I	889		11
Class I2	1,277	4,433
Class P	2,479		654

	10,972	14,220	896	307

Shares issued on fund acquisition:
Class A	—	—	1,014	—
Class B	—	—	207	—
Class C	—	—	289	—
Class I2	4,928	—
Class P	6,070		15,093

	10,998	—	16,603	—

Shares issued-reinvested from distributions:
Class A	266	359	23	264
Class B	33	82	2	133
Class C	66	81	4	80
Class I	2		— (e)
Class I2	2,279	6,035	—
Class P	144		117

	2,790	6,557	146	477

Shares redeemed:
Class A	(2,703)	(3,199)	(440)	(794)
Class B	(180)	(432)	(119)	(490)
Class C	(337)	(1,154)	(114)	(269)
Class I	(18)		— (e)
Class I2	(16,427)	(20,679)	—
Class P	(5,215)		(1,368)

	(24,880)	(25,464)	(2,041)	(1,553)

Automatic conversions:
Class A	112	271	230	704
Class B	(112)	(271)	(231)	(707)

	—	—	(1)	(3)

Net increase (decrease) in shares outstanding:
Class A	2,409	4,091	995	342
Class B	89	(28)	(109)	(984)
Class C	974	1,461	210	(130)
Class I	873		11	—
Class I2	(7,943)	(10,211)
Class P	3,478		14,496

	(120)	(4,687)	15,603	(772)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Diversified Equity(a),*
		10 Months Ended	12 Months Ended
	April 30, 2010	October 31,	December 31,
	(unaudited)(i)	2009(j)	2008(j)
From operations:
Net investment income	$32	$485	$915
Net realized gain (loss)(b)	11,522	(24,478)	(2,752)
Change in unrealized appreciation (depreciation)(c)	69,042	71,013	(127,173)

Net increase in net assets resulting from operations	80,596	47,020	(129,010)

Distributions to shareholders:
From net investment income:
Investor Class	(879)	—	(430)
Class A	(118)
Class B	(5)
Class C	(8)
Class I	— (d)
Class I2	(144)
Class P	(519)

	(1,673)	—	(430)

From net realized gains:
Investor Class	—	—	(5,449)

Total distributions to shareholders	(1,673)	—	(5,879)

Capital share transactions:
Proceeds from shares sold:
Investor Class	2,312	42,808	62,498
Class A	1,000
Class B	265
Class C	151
Class I	342
Class I2	265,202
Class P	26,846

	296,118	42,808	62,498

Issued from fund acquisition:
Class A	86,981
Class B	10,090
Class C	16,272
Class I2	63,778
Class P	276,775

	453,896

Dividends and distributions reinvested:
Investor Class	552	—	3,738
Class A	113
Class B	5
Class C	8
Class I	— (d)
Class I2	144
Class P	325

	1,147	—	3,738

Redeemed due to acquisition:
Investor Class	(276,775)	—	—

Cost of shares redeemed:
Investor Class	(2,056)	(24,454)	(42,251)
Class A	(8,160)
Class B	(851)
Class C	(1,679)
Class I2	(1,853)
Class P	(18,422)

	(33,021)	(24,454)	(42,251)

Redemption fee:
Investor Class	—	3	6

Automatic conversions:
Class A	1,042
Class B	(1,042)

	—

Net increase in net assets resulting from capital shares transactions	441,365	18,357	23,991

Net increase in net assets	520,288	65,377	(110,898)

Net assets:
Beginning of period/year	$259,822	$194,445	$305,343

End of period/year	$780,110	$259,822	$194,445

Undistributed (accumulated) net investment income (loss)	$(1,094)	$547	$62

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Diversified Equity(a),*
		10 Months Ended	12 Months Ended
	April 30, 2010	October 31,	December 31,
	(unaudited)(i)	2009(j)	2008(j)
Share activity:
Shares issued:
Investor Class	139	4,116	4,769
Class A	74
Class B	21
Class C	11
Class I	24
Class I2	20,472
Class P	2,080

	22,821	4,116	4,769

Shares issued on fund acquisition:
Class A	6,767
Class B	785
Class C	1,266
Class I2	4,961
Class P	21,531

	35,310

Shares issued-reinvested from distributions:
Investor Class	43	—	388
Class A	9
Class B	— (e)
Class C	1
Class I	— (e)
Class I2	11
Class P	25

	89	—	388

Shares redeemed due to acquisition:
Investor Class	(21,531)	—	—

Shares redeemed:
Investor Class	(166)	(2,410)	(3,147)
Class A	(618)
Class B	(65)
Class C	(127)
Class I2	(134)
Class P	(1,394)

	(2,504)	(2,410)	(3,147)

Automatic conversions:
Class A	80
Class B	(80)

	—

Net increase (decrease) in shares outstanding:
Investor Class	(21,515)	1,706	2,010
Class A	6,312
Class B	661
Class C	1,151
Class I	24
Class I2	25,310
Class P	22,242

	34,185	1,706	2,010

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Flexible Income(a),*		Transamerica Focus(h),*
				10 Months Ended	12 Months Ended
	April 30, 2010		April 30, 2010	October 31,	December 31,
	(unaudited)	October 31, 2009	(unaudited)(k)	2009(l)	2008(l)
From operations:
Net investment income (loss)	$7,080	$9,228	$(490)	$(378)	$(381)
Net realized gain (loss)(b)	13,126	(20,193)	2,413	(5,643)	(4,628)
Change in unrealized appreciation (depreciation)(c)	1,983	39,583	14,305	21,232	(32,976)

Net increase in net assets resulting from operations	22,189	28,618	16,228	15,211	(37,985)

Distributions to shareholders:
From net investment income:
Investor Class			—	—	—
Class A	(1,373)	(941)	(54)
Class B	(293)	(410)	(10)
Class C	(629)	(384)	(8)
Class I	(40)		— (d)
Class I2	(5,922)	(7,215)
Class P			(105)
From net realized gains:
Investor Class			—	—	(2,249)

Total distributions to shareholders	(8,257)	(8,950)	(177)	—	(2,249)

Capital share transactions:
Proceeds from shares sold:
Investor Class			127	6,437	5,204
Class A	19,789	10,176	479
Class B	1,937	2,774	328
Class C	17,874	16,525	462
Class I	4,265		218
Class I2	3,625	28,190
Class P			1,288

	47,490	57,665	2,902	6,437	5,204

Issued from fund acquisition:
Class A	13,041	—	39,661
Class B	2,469	—	18,628
Class C	5,997	—	13,950
Class I2	53,655	—
Class P			68,302

	75,162	—	140,541

Dividends and distributions reinvested:
Investor Class			—	— (d)	2,226
Class A	942	781	51
Class B	211	317	9
Class C	324	298	8
Class I	2		— (d)
Class I2	5,922	7,215
Class P			104

	7,401	8,611	172	— (d)	2,226

Redeemed due to acquisition:
Investor Class			(68,302)	—	—

Cost of shares redeemed:
Investor Class			(166)	(8,784)	(11,740)
Class A	(13,472)	(4,781)	(5,104)
Class B	(1,652)	(2,734)	(1,285)
Class C	(12,962)	(11,057)	(2,079)
Class I	(340)		(13)
Class I2	(47,670)	(45,960)
Class P			(7,568)

	(76,096)	(64,532)	(16,215)	(8,784)	(11,740)

Redemption fee:
Investor Class			—	— (d)	6

Automatic conversions:
Class A	1,201	2,016	5,305
Class B	(1,201)	(2,016)	(5,305)

	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	53,957	1,744	59,098	(2,347)	(4,304)

Net increase (decrease) in net assets	67,889	21,412	75,149	12,864	(44,538)

Net assets:
Beginning of period/year	$177,489	$156,077	$63,698	$50,834	$95,372

End of period/year	$245,378	$177,489	$138,847	$63,698	$50,834

Undistributed (accumulated) net investment income (loss)	$51	$1,228	$(667)	$—	$11

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Flexible Income(a),*		Transamerica Focus(h),*
				10 Months Ended	12 Months Ended
	April 30, 2010		April 30, 2010	October 31,	December 31,
	(unaudited)	October 31, 2009	(unaudited)(k)	2009(l)	2008(l)
Share activity:
Shares issued:
Investor Class			8	442	274
Class A	2,320	1,330	36
Class B	226	382	30
Class C	2,089	2,105	39
Class I	492		17
Class I2	426	3,765
Class P			2,234

	5,553	7,582	2,364	442	274

Shares issued on fund acquisition:
Class A	1,554	—	3,369
Class B	294	—	1,700
Class C	717	—	1,275
Class I2	6,372	—
Class P			3,672

	8,937	—	10,016

Shares issued-reinvested from distributions:
Investor Class			—	— (e)	170
Class A	110	105	4
Class B	25	43	1
Class C	38	40	1
Class I	— (e)		— (e)
Class I2	690	976
Class P			9

	863	1,164	15	— (e)	170

Shares redeemed due to acquisition:
Investor Class			(3,672)	—	—

Shares redeemed:
Investor Class			(10)	(597)	(649)
Class A	(1,579)	(654)	(416)
Class B	(192)	(370)	(111)
Class C	(1,517)	(1,414)	(184)
Class I	(39)		(1)
Class I2	(5,513)	(6,606)
Class P			(633)

	(8,840)	(9,044)	(1,355)	(597)	(649)

Automatic conversions:
Class A	140	271	444
Class B	(140)	(271)	(477)

	—	—	(33)

Net increase (decrease) in shares outstanding:
Investor Class			(3,674)	(155)	(205)
Class A	2,545	1,052	3,437
Class B	213	(216)	1,143
Class C	1,327	731	1,131
Class I	453		16
Class I2	1,975	(1,865)
Class P			5,282

	6,513	(298)	7,335	(155)	(205)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Growth Opportunities(a),*		Transamerica Money Market(a),*		Transamerica Short-Term Bond(a),*
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$(235)	$(478)	$8	$517	$39,390	$37,983
Net realized gain (loss)(b)	5,913	(15,832)	—	—	9,105	526
Change in unrealized appreciation (depreciation)(c)	57,110	39,944	—	—	22,885	65,391

Net increase in net assets resulting from operations	62,788	23,634	8	517	71,380	103,900

Distributions to shareholders:
From net investment income:
Class A	—	—	(2)	(307)	(10,541)	(4,009)
Class B	—	—	— (d)	(32)
Class C	—	—	(1)	(44)	(8,436)	(3,980)
Class I	—		— (d)		(662)
Class I2	—	—	(1)	(134)	(18,592)	(31,013)
Class P	—		— (d)

Total distributions to shareholders	—	—	(4)	(517)	(38,231)	(39,002)

Capital share transactions:
Proceeds from shares sold:
Class A	1,508	4,051	40,829	143,852	494,605	307,854
Class B	656	1,387	3,473	27,049
Class C	975	1,126	8,292	52,405	304,969	316,772
Class I	445		55		125,385
Class I2	7,349	10,374	3,688	17,852	142,065	225,676
Class P	2,174		3,836

	13,107	16,938	60,173	241,158	1,067,024	850,302

Issued from fund acquisition:
Class P	96,199		43,668

Dividends and distributions reinvested:
Class A	—	—	2	415	7,220	2,350
Class B	—	—	— (d)	50
Class C	—	—	1	62	5,446	2,129
Class I	—		— (d)		36
Class I2	—	—	1	159	18,632	29,359
Class P	—		— (d)

	—	—	4	686	31,334	33,838

Cost of shares redeemed:
Class A	(5,004)	(9,176)	(66,370)	(144,951)	(186,717)	(32,632)
Class B	(1,120)	(3,018)	(11,639)	(26,771)
Class C	(1,302)	(2,206)	(19,311)	(66,281)	(29,395)	(16,819)
Class I	(12)		—		(6,960)
Class I2	(1,322)	(14)	(8,676)	(13,219)	(35,097)	(87,178)
Class P	(5,835)		(10,694)

	(14,595)	(14,414)	(116,690)	(251,222)	(258,169)	(136,629)

Redemption fee:
Class A	—	1	—	—	—	1

Automatic conversions:
Class A	2,150	6,621	1,854	4,826
Class B	(2,150)	(6,621)	(1,854)	(4,826)

	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	94,711	2,525	(12,845)	(9,378)	840,189	747,512

Net increase (decrease) in net assets	157,499	26,159	(12,841)	(9,378)	873,338	812,410

Net assets:
Beginning of period/year	$185,031	$158,872	$262,506	$271,884	$1,317,669	$505,259

End of period/year	$342,530	$185,031	$249,665	$262,506	$2,191,007	$1,317,669

Undistributed (accumulated) net investment income (loss)	$(251)	$(16)	$87	$83	$1,677	$518

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Growth Opportunities(a),*		Transamerica Money Market(a),*		Transamerica Short-Term Bond(a),*
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A	178	608	40,830	143,852	47,708	30,676
Class B	83	240	3,474	27,049
Class C	123	186	8,292	52,405	29,463	31,668
Class I	49		55		12,253
Class I2	846	1,484	3,686	17,852	13,901	23,703
Class P	256		3,837

	1,535	2,518	60,174	241,158	103,325	86,047

Shares issued on fund acquisition:
Class P	12,010		43,668

Shares issued-reinvested from distributions:
Class A	—	—	2	415	696	233
Class B	—	—	— (e)	50
Class C	—	—	1	62	526	212
Class I	—		— (e)		4
Class I2	—	—	2	159	1,830	3,042
Class P	—		2

	—	—	7	686	3,056	3,487

Shares redeemed:
Class A	(590)	(1,404)	(66,370)	(144,951)	(17,971)	(3,251)
Class B	(144)	(517)	(11,639)	(26,771)
Class C	(167)	(374)	(19,311)	(66,281)	(2,837)	(1,683)
Class I	(1)		—		(679)
Class I2	(141)	(2)	(8,676)	(13,219)	(3,424)	(9,311)
Class P	(690)		(10,694)

	(1,733)	(2,297)	(116,690)	(251,222)	(24,911)	(14,245)

Automatic conversions:
Class A	258	1,029	1,854	4,826
Class B	(279)	(1,105)	(1,854)	(4,826)

	(21)	(76)	—	—

Net increase (decrease) in shares outstanding:
Class A	(154)	233	(23,684)	4,142	30,433	27,658
Class B	(340)	(1,382)	(10,019)	(4,498)
Class C	(44)	(188)	(11,018)	(13,814)	27,152	30,196
Class I	48		55		11,578
Class I2	705	1,482	(4,988)	4,792	12,307	17,434
Class P	11,576		36,813

	11,791	145	(12,841)	(9,378)	81,470	75,289

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Small/Mid Cap		Transamerica WMC Diversified
	Value(a),*		Growth(a),(f),*
	April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$34	$(582)	$791	$3,514
Net realized gain (loss)(b)	22,547	(101,349)	228,448	(229,461)
Change in unrealized appreciation (depreciation)(c)	86,465	110,124	(55,619)	309,390

Net increase in net assets resulting from operations	109,046	8,193	173,620	83,443

Distributions to shareholders:
From net investment income:
Class A	—	(4,092)	—	—
Class B	—	(531)	—	—
Class C	—	(1,959)	—	—
Class I	—		(45)
Class I2	—	(1,434)	(3,761)	(2,946)
Class P			(2,080)
Class T			—	(9)

Total distributions to shareholders	—	(8,016)	(5,886)	(2,955)

Capital share transactions:
Proceeds from shares sold:
Class A	79,447	90,888	7,647	18,934
Class B	6,060	7,452	1,259	2,981
Class C	32,946	34,707	726	2,444
Class I	38,137		11,307
Class I2	356	25,014	4,599	157,215
Class P			20,829
Class T			692	920

	156,946	158,061	47,059	182,494

Issued from fund acquisition:
Class I2	—	—	80,466	—
Class P			459,628

	—	—	540,094	—

Dividends and distributions reinvested:
Class A	—	3,256	—	—
Class B	—	458	—	—
Class C	—	1,538	—	—
Class I	—		4
Class I2	—	1,434	3,733	2,946
Class P			2,040
Class T			—	9

	—	6,686	5,777	2,955

Cost of shares redeemed:
Class A	(69,964)	(107,219)	(34,730)	(65,179)
Class B	(3,300)	(6,668)	(3,922)	(10,613)
Class C	(13,238)	(27,816)	(4,986)	(14,174)
Class I	(1,781)		(10,042)
Class I2	(308)	(201,385)	(397,216)	(67,722)
Class P			(176,515)
Class T			(5,512)	(11,813)

	(88,591)	(343,088)	(632,923)	(169,501)

Redemption fee:
Class A	—	6	—	—

Automatic conversions:
Class A	2,800	2,712	5,989	14,302
Class B	(2,800)	(2,712)	(5,989)	(14,302)

	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	68,355	(178,335)	(39,993)	15,948

Net increase (decrease) in net assets	177,401	(178,158)	127,741	96,436

Net assets:
Beginning of period/year	$362,848	$541,006	$1,094,334	$997,898

End of period/year	$540,249	$362,848	$1,222,075	$1,094,334

Undistributed (accumulated) net investment income (loss)	$33	$(1)	$(2,167)	$2,928

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Transamerica Small/Mid Cap		Transamerica WMC Diversified
	Value(a),*		Growth(a),(f),*
	April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A	4,619	6,850	926	2,948
Class B	369	585	163	506
Class C	1,998	2,683	94	414
Class I	2,121		1,357
Class I2	18	2,158	553	21,289
Class P			2,563
Class T			30	51

	9,125	12,276	5,686	25,208

Shares issued on fund acquisition:
Class I2	—		9,765	—
Class P			56,955

	—	—	66,720	—

Shares issued-reinvested from distributions:
Class A	—	287	—	—
Class B	—	42	—	—
Class C	—	142	—	—
Class I	—		— (e)
Class I2	—	126	459	458
Class P			256
Class T			—	1

	—	597	715	459

Shares redeemed:
Class A	(4,055)	(9,340)	(4,208)	(10,073)
Class B	(203)	(572)	(511)	(1,764)
Class C	(823)	(2,456)	(651)	(2,369)
Class I	(96)		(1,178)
Class I2	(18)	(18,296)	(48,356)	(10,523)
Class P			(21,653)
Class T			(237)	(664)

	(5,195)	(30,664)	(76,794)	(25,393)

Automatic conversions:
Class A	165	207	737	2,192
Class B	(172)	(215)	(793)	(2,349)

	(7)	(8)	(56)	(157)

Net increase (decrease) in shares outstanding:
Class A	729	(1,996)	(2,545)	(4,933)
Class B	(6)	(161)	(1,141)	(3,607)
Class C	1,175	369	(557)	(1,955)
Class I	2,025		179
Class I2		(16,011)	(37,579)	11,224
Class P			38,121
Class T			(207)	(612)

	3,923	(17,799)	(3,729)	117

(a)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 shares.

(b)	Net realized gain (loss) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency transactions.

(c)	Change in unrealized appreciation (depreciation) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency translation.

(d)	Rounds to less than $1.

(e)	Rounds to less than 1 share.

(f)	Formerly, Transamerica Equity.

(g)	Formerly, Transamerica High Yield Bond.

(h)	Formerly, Transamerica Legg Mason Partners All Cap.

(i)	For this period, information is based on 13 days as Transamerica Premier Diversified Equity and 168 days as Transamerica Diversified Equity. The 13 days represents Investor Class activity, which reflects activity of the predecessor’s fund.

(j)	This period represents Transamerica Premier Diversified Equity.

(k)	For this period, information is based on 13 days as Transamerica Premier Focus and 168 days as Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap). The 13 days represents Investor Class activity, which reflects activity of the predecessor’s portfolio.

(l)	This period represents Transamerica Premier Focus.

*	The fund offered new classes of shares during the 2009 period. For a list of new classes and commencement dates, refer to the notes to the financial statements.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS
For the period and years ended:

	Transamerica AEGON High Yield Bond(a)
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$8.45		$6.31	$9.12	$9.19	$8.97	$9.37

Investment operations
Net investment income(b)	0.34		0.65	0.64	0.60	0.61	0.56
Net realized and unrealized gain (loss) on investments	0.59		2.14	(2.83)	(0.07)	0.19	(0.37)

Total from investment operations	0.93		2.79	(2.19)	0.53	0.80	0.19

Distributions
Net investment income	(0.35)		(0.66)	(0.62)	(0.60)	(0.58)	(0.59)

Total distributions	(0.35)		(0.66)	(0.62)	(0.60)	(0.58)	(0.59)

Net asset value
End of period/year	$9.03		$8.45	$6.31	$9.12	$9.19	$8.97

Total return(c)	11.30	%(d)	47.58%	(25.46%)	5.90%	9.27%	2.06%

Net assets end of period/year	$93,689		$67,290	$24,506	$35,147	$43,514	$336,340

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.13	%(e)	1.19%	1.16%	1.15%	1.16%	1.05%
Before reimbursement/fee waiver	1.13	%(e)	1.19%	1.16%	1.15%	1.16%	1.05%
Net investment income, to average net assets(f)	7.88	%(e)	9.08%	7.65%	6.45%	6.77%	6.04%
Portfolio turnover rate	43	%(d)	58%	38%	80%	73%	71%

	Transamerica AEGON High Yield Bond(a)
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$8.44		$6.30	$9.11	$9.18	$8.97	$9.37

Investment operations
Net investment income(b)	0.31		0.60	0.58	0.53	0.55	0.48
Net realized and unrealized gain (loss) on investments	0.59		2.15	(2.83)	(0.06)	0.19	(0.37)

Total from investment operations	0.90		2.75	(2.25)	0.47	0.74	0.11

Distributions
Net investment income	(0.32)		(0.61)	(0.56)	(0.54)	(0.53)	(0.51)

Total distributions	(0.32)		(0.61)	(0.56)	(0.54)	(0.53)	(0.51)

Net asset value
End of period/year	$9.02		$8.44	$6.30	$9.11	$9.18	$8.97

Total return(c)	10.92	%(d)	46.69%	(26.04%)	5.19%	8.53%	1.21%

Net assets end of period/year	$13,529		$11,898	$9,091	$21,370	$27,753	$37,006

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.83	%(e)	1.91%	1.85%	1.83%	1.83%	1.85%
Before reimbursement/fee waiver	1.83	%(e)	1.91%	1.85%	1.83%	1.83%	1.85%
Net investment income, to average net assets(f)	7.17	%(e)	8.56%	6.83%	5.77%	6.12%	5.18%
Portfolio turnover rate	43	%(d)	58%	38%	80%	73%	71%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica AEGON High Yield Bond(a)
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$8.42		$6.30	$9.10	$9.17	$8.96	$9.36

Investment operations
Net investment income(b)	0.32		0.60	0.58	0.53	0.55	0.47
Net realized and unrealized gain (loss) on investments	0.59		2.14	(2.82)	(0.06)	0.19	(0.36)

Total from investment operations	0.91		2.74	(2.24)	0.47	0.74	0.11

Distributions
Net investment income	(0.33)		(0.62)	(0.56)	(0.54)	(0.53)	(0.51)

Total distributions	(0.33)		(0.62)	(0.56)	(0.54)	(0.53)	(0.51)

Net asset value
End of period/year	$9.00		$8.42	$6.30	$9.10	$9.17	$8.96

Total return(c)	11.00	%(d)	46.63%	(25.89%)	5.21%	8.54%	1.21%

Net assets end of period/year	$29,662		$19,548	$5,429	$10,160	$11,317	$15,880

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.76	%(e)	1.81%	1.80%	1.83%	1.83%	1.88%
Before reimbursement/fee waiver	1.76	%(e)	1.81%	1.80%	1.83%	1.83%	1.88%
Net investment income, to average net assets(f)	7.26	%(e)	8.23%	6.93%	5.77%	6.12%	5.11%
Portfolio turnover rate	43	%(d)	58%	38%	80%	73%	71%

	Transamerica
	AEGON High Yield
	Bond(a)
	Class I
	April 30, 2010(g)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$8.55

Investment operations
Net investment income(b)	0.30
Net realized and unrealized loss on investments	0.53

Total from investment operations	0.83

Distributions
Net investment income	(0.31)

Total distributions	(0.31)

Net asset value
End of period/year	$9.07

Total return(c)	9.95	%(d)

Net assets end of period/year	$7,920

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.93	%(e)
Before reimbursement/fee waiver	0.93	%(e)
Net investment income, to average net assets(f)	8.20	%(e)
Portfolio turnover rate	43	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica AEGON High Yield Bond(a)
	Class I2(h)
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005(i)

Net asset value
Beginning of period/year	$8.50		$6.35	$9.17	$9.24	$9.02	$9.39

Investment operations
Net investment income(b)	0.36		0.69	0.69	0.65	0.67	0.59
Net realized and unrealized gain (loss) on investments	0.60		2.16	(2.85)	(0.07)	0.18	(0.37)

Total from investment operations	0.96		2.85	(2.16)	0.58	0.85	0.22

Distributions
Net investment income	(0.37)		(0.70)	(0.66)	(0.65)	(0.63)	(0.59)

Total distributions	(0.37)		(0.70)	(0.66)	(0.65)	(0.63)	(0.59)

Net asset value
End of period/year	$9.09		$8.50	$6.35	$9.17	$9.24	$9.02

Total return(c)	11.61	%(d)	48.39%	(25.05%)	6.39%	9.81%	2.33	%(d)

Net assets end of period/year	$433,563		$472,936	$418,923	$331,300	$315,252	$40,860

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.65	%(e)	0.67%	0.65%	0.65%	0.66%	0.66	%(e)
Before reimbursement/fee waiver	0.65	%(e)	0.67%	0.65%	0.65%	0.66%	0.66	%(e)
Net investment income, to average net assets(f)	8.32	%(e)	9.96%	8.34%	6.96%	7.29%	6.60	%(e)
Portfolio turnover rate	43	%(d)	58%	38%	80%	73%	71	%(d)

	Transamerica
	AEGON High
	Yield Bond(a)
	Class P
	April 30,
	2010(j)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$8.48

Investment operations
Net investment income(b)	0.31
Net realized and unrealized loss on investments	0.54

Total from investment operations	0.85

Distributions
Net investment income	(0.30)

Total distributions	(0.30)

Net asset value
End of period/year	$9.03

Total return(c)	10.27	%(d)

Net assets end of period/year	$31,418

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.90	%(e)
Before reimbursement/fee waiver	1.15	%(e)
Net investment income, to average net assets(f)	8.27	%(e)
Portfolio turnover rate	43	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Balanced
	Class A
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$17.85		$16.44		$25.70	$22.05	$19.90	$18.53

Investment operations
Net investment income(b)	0.14		0.28		0.28	0.17	0.12	0.15
Net realized and unrealized gain (loss) on investments	2.49		2.47		(8.64)	3.62	2.12	1.41

Total from investment operations	2.63		2.75		(8.36)	3.79	2.24	1.56

Distributions
Net investment income	(0.11)		(0.31)		(0.24)	(0.14)	(0.09)	(0.19)
Net realized gains on investments	—		(1.03)		(0.66)	—	—	—

Total distributions	(0.11)		(1.34)		(0.90)	(0.14)	(0.09)	(0.19)

Net asset value
End of period/year	$20.37		$17.85		$16.44	$25.70	$22.05	$19.90

Total return(c)	14.77	%(d)	18.43%		(33.55%)	17.28%	11.27%	8.41%

Net assets end of period/year	$89,063		$60,279		$49,917	$61,565	$55,547	$62,440

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.57	%(e)	1.73	%(s)	1.52%	1.56%	1.58%	1.59%
Before reimbursement/fee waiver	1.57	%(e)	1.73	%(s)	1.52%	1.56%	1.58%	1.59%
Net investment income, to average net assets(f)	1.46	%(e)	1.72%		1.27%	0.73%	0.57%	0.75%
Portfolio turnover rate	30	%(d)	100%		52%	52%	51%	27%

	Transamerica Balanced
	Class B
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$17.79		$16.37		$25.58	$21.98	$19.88	$18.47

Investment operations
Net investment income(b)	0.06		0.16		0.13	0.04	— (k)	0.04
Net realized and unrealized gain (loss) on investments	2.47		2.45		(8.58)	3.60	2.12	1.40

Total from investment operations	2.53		2.61		(8.45)	3.64	2.12	1.44

Distributions
Net investment income	(0.04)		(0.17)		(0.10)	(0.04)	(0.02)	(0.03)
Net realized gains on investments	—		(1.03)		(0.66)	—	—	—

Total distributions	(0.04)		(1.20)		(0.76)	(0.04)	(0.02)	(0.03)

Net asset value
End of period/year	$20.28		$17.79		$16.37	$25.58	$21.98	$19.88

Total return(c)	14.24	%(d)	17.50%		(33.95%)	16.57%	10.65%	7.80%

Net assets end of period/year	$18,066		$17,787		$32,469	$96,573	$118,286	$142,479

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.42	%(e)	2.46	%(s)	2.15%	2.14%	2.15%	2.14%
Before reimbursement/fee waiver	2.42	%(e)	2.46	%(s)	2.15%	2.14%	2.15%	2.14%
Net investment income, to average net assets(f)	0.62	%(e)	1.02%		0.59%	0.15%	0.01%	0.20%
Portfolio turnover rate	30	%(d)	100%		52%	52%	51%	27%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Balanced
	Class C
	April 30, 2010		October 31,		October 31,		October 31,		October 31,		October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of period/year	$17.69		$16.30		$25.50		$21.91		$19.82		$18.45

Investment operations
Net investment income(b)	0.08		0.18		0.15		0.04		0.01		0.04
Net realized and unrealized gain (loss) on investments	2.47		2.46		(8.56)		3.59		2.10		1.41

Total from investment operations	2.55		2.64		(8.41)		3.63		2.11		1.45

Distributions
Net investment income	(0.06)		(0.22)		(0.13)		(0.04)		(0.02)		(0.08)
Net realized gains on investments	—		(1.03)		(0.66)		—		—		—

Total distributions	(0.06)		(1.25)		(0.79)		(0.04)		(0.02)		(0.08)

Net asset value
End of period/year	$20.18		$17.69		$16.30		$25.50		$21.91		$19.82

Total return(c)	14.46	%(d)	17.80%		(33.92%)		16.61%		10.64%		7.85%

Net assets end of period/year	$23,549		$16,933		$17,719		$32,569		$36,750		$43,276

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.11	%(e)	2.27	%(s)	2.08%		2.11%		2.12%		2.13%
Before reimbursement/fee waiver	2.11	%(e)	2.27	%(s)	2.08%		2.11%		2.12%		2.13%
Net investment income, to average net assets(f)	0.92	%(e)	1.15%		0.69%		0.18%		0.03%		0.21%
Portfolio turnover rate	30	%(d)	100%		52%		52%		51%		27%

	Transamerica Balanced				Transamerica Diversified Equity
	Class I		Class P		Class A		Class B		Class C		Class I
	April 30, 2010(g)		April 30, 2010(l)		April 30, 2010(l)		April 30, 2010(l)		April 30, 2010(l)		April 30, 2010(g)
For a share outstanding throughout each period	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

Net asset value
Beginning of period/year	$18.49		$18.67		$12.85		$12.85		$12.85		$12.65

Investment operations
Net investment income (loss)(b)	0.18		0.16		(0.02)		(0.06)		(0.06)		(0.01)
Net realized and unrealized gain on investments	1.91		1.68		1.18		1.18		1.18		1.47

Total from investment operations	2.09		1.84		1.16		1.12		1.12		1.46

Distributions
Net investment income	(0.17)		(0.15)		(0.02)		(0.01)		(0.01)		(0.03)

Total distributions	(0.17)		(0.15)		(0.02)		(0.01)		(0.01)		(0.03)

Net asset value
End of period/year	$20.41		$20.36		$13.99		$13.96		$13.96		$14.08

Total return(c)	11.34	%(d)	9.93	%(d)	9.96	%(d)	9.63	%(d)	9.63	%(d)	11.54	%(d)

Net assets end of period/year	$232		$295,197		$88,282		$9,220		$16,057		$340

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.45	%(e)	1.11	%(e)(w)	1.52	%(e)	2.17	%(e)	2.17	%(e)	1.17	%(e)
Before reimbursement/fee waiver	2.16	%(e)	1.32	%(e)	1.67	%(e)	2.42	%(e)	2.28	%(e)	3.01	%(e)
Net investment income (loss), to average net assets(f)	2.18	%(e)	1.92	%(e)	(0.42	%)(e)	(1.07	%)(e)	(1.07	%)(e)	(0.19	%)(e)
Portfolio turnover rate	30	%(d)	30	%(d)	55	%(d)	55	%(d)	55	%(d)	55	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica
	Diversified
	Equity
	Class I2(h)
	April 30, 2010(l)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$12.85

Investment operations
Net investment income(b)	0.01
Net realized and unrealized gain on investments	1.19

Total from investment operations	1.20

Distributions
Net investment income	(0.03)

Total distributions	(0.03)

Net asset value
End of period/year	$14.02

Total return(c)	10.30	% (d)

Net assets end of period/year	$354,780

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.81	% (e)
Before reimbursement/fee waiver	0.81	% (e)
Net investment income, to average net assets(f)	0.24	% (e)
Portfolio turnover rate	55	% (d)

	Transamerica Diversified Equity
	Class P
	April 30, 2010		10 Months Ended October		December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		31, 2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$12.08		$9.82		$17.15	$14.84	$13.69	$12.70

Investment operations
Net investment income(b)	—	(k)	0.02		0.05	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.99		2.24		(7.08)	2.77	1.28	0.99

Total from investment operations	1.99		2.26		(7.03)	2.78	1.29	1.01

Distributions
Net investment income	(0.07)		—		(0.02)	— (k)	—	(0.02)
Net realized gains on investments	—		—		(0.28)	(0.47)	(0.14)	—

Total distributions	(0.07)		—		(0.30)	(0.47)	(0.14)	(0.02)

Net asset value
End of period/year	$14.00		$12.08		$9.82	$17.15	$14.84	$13.69

Total return(c)	16.48	%(d)	23.01	%(d)	(40.93%)	18.68%	9.42%	7.93%

Net assets end of period/year	$311,431		$259,822		$194,445	$305,343	$207,607	$148,927

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.15	%(e)	1.15	% (e)	1.15%	1.15%	1.15%	1.10%
Before reimbursement/fee waiver	1.39	%(e)	1.32	% (e)	1.29%	1.15%	1.15%	1.31%
Net investment income, to average net assets(f)	0.02	%(e)	0.27	% (e)	0.35%	0.08%	0.04%	0.13%
Portfolio turnover rate	55	%(d)	25	% (d)	44%	29%	36%	35%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Flexible Income
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$8.33		$7.22	$9.14	$9.38	$9.31	$9.68

Investment operations
Net investment income(b)	0.23		0.46	0.44	0.48	0.43	0.37
Net realized and unrealized gain (loss) on investments	0.54		1.08	(1.89)	(0.25)	0.05	(0.32)

Total from investment operations	0.77		1.54	(1.45)	0.23	0.48	0.05

Distributions
Net investment income	(0.28)		(0.43)	(0.47)	(0.47)	(0.41)	(0.38)
Return of capital	—		—	—	—	—	(0.04)

Total distributions	(0.28)		(0.43)	(0.47)	(0.47)	(0.41)	(0.42)

Net asset value
End of period/year	$8.82		$8.33	$7.22	$9.14	$9.38	$9.31

Total return(c)	9.37	%(d)	22.30%	(16.57%)	2.42%	5.34%	0.47%

Net assets end of period/year	$48,045		$24,173	$13,360	$15,409	$17,005	$140,203

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.20	%(e)	1.47%	1.39%	1.40%	1.47%	1.25%
Before reimbursement/fee waiver	1.25	%(e)	1.47%	1.39%	1.40%	1.47%	1.25%
Net investment income, to average net assets(f)	5.47	%(e)	6.03%	5.12%	5.12%	4.64%	3.85%
Portfolio turnover rate	81	%(d)	169%	98%	108%	110%	58%

	Transamerica Flexible Income
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$8.34		$7.23	$9.14	$9.39	$9.32	$9.68

Investment operations
Net investment income(b)	0.20		0.40	0.38	0.42	0.38	0.29
Net realized and unrealized gain (loss) on investments	0.54		1.09	(1.88)	(0.26)	0.06	(0.32)

Total from investment operations	0.74		1.49	(1.50)	0.16	0.44	(0.03)

Distributions
Net investment income	(0.25)		(0.38)	(0.41)	(0.41)	(0.37)	(0.29)
Return of capital	—		—	—	—	—	(0.04)

Total distributions	(0.25)		(0.38)	(0.41)	(0.41)	(0.37)	(0.33)

Net asset value
End of period/year	$8.83		$8.34	$7.23	$9.14	$9.39	$9.32

Total return(c)	8.98	%(d)	21.39%	(17.03%)	1.66%	4.81%	(0.36%)

Net assets end of period/year	$10,514		$8,161	$8,628	$17,007	$23,501	$32,560

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.94	%(e)	2.16%	2.05%	2.04%	2.08%	2.08%
Before reimbursement/fee waiver	1.94	%(e)	2.16%	2.05%	2.04%	2.08%	2.08%
Net investment income, to average net assets(f)	4.70	%(e)	5.36%	4.42%	4.48%	4.08%	3.02%
Portfolio turnover rate	81	%(d)	169%	98%	108%	110%	58%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Flexible Income
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$8.31		$7.21	$9.12	$9.36	$9.30	$9.67

Investment operations
Net investment income(b)	0.21		0.41	0.39	0.42	0.39	0.29
Net realized and unrealized gain (loss) on investments	0.53		1.08	(1.88)	(0.25)	0.04	(0.33)

Total from investment operations	0.74		1.49	(1.49)	0.17	0.43	(0.04)

Distributions
Net investment income	(0.26)		(0.39)	(0.42)	(0.41)	(0.37)	(0.29)
Return of capital	—		—	—	—	—	(0.04)

Total distributions	(0.26)		(0.39)	(0.42)	(0.41)	(0.37)	(0.33)

Net asset value
End of period/year	$8.79		$8.31	$7.21	$9.12	$9.36	$9.30

Total return(c)	8.99	%(d)	21.50%	(16.98%)	1.81%	4.74%	(0.40%)

Net assets end of period/year	$25,402		$12,978	$5,981	$8,982	$12,519	$13,439

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.79	%(e)	2.06%	1.97%	2.00%	2.07%	2.11%
Before reimbursement/fee waiver	1.79	%(e)	2.06%	1.97%	2.00%	2.07%	2.11%
Net investment income, to average net assets(f)	4.90	%(e)	5.43%	4.52%	4.51%	4.15%	2.99%
Portfolio turnover rate	81	%(d)	169%	98%	108%	110%	58%

	Transamerica
	Flexible
	Income
	Class I
	April 30, 2010(g)
For a share outstanding throughout each period	(unaudited)
Net asset value
Beginning of period/year	$8.48

Investment operations
Net investment income(b)	0.23
Net realized and unrealized loss on investments	0.40

Total from investment operations	0.63

Distributions
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value
End of period/year	$8.85

Total return(c)	7.51	%(d)

Net assets end of period/year	$4,012

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.85	%(e)
Before reimbursement/fee waiver	0.85	%(e)
Net investment income, to average net assets(f)	6.34	%(e)
Portfolio turnover rate	81	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Flexible Income
	Class I2(h)
	April 30, 2010		October 31,		October 31,		October 31,		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006	2005(i)

Net asset value
Beginning of period/year	$8.37		$7.25		$9.17		$9.42		$9.35	$9.68

Investment operations
Net investment income(b)	0.25		0.50		0.50		0.53		0.50	0.40
Net realized and unrealized gain (loss) on investments	0.54		1.10		(1.90)		(0.26)		0.05	(0.32)

Total from investment operations	0.79		1.60		(1.40)		0.27		0.55	0.08

Distributions
Net investment income	(0.30)		(0.48)		(0.52)		(0.52)		(0.48)	(0.37)
Net realized gains on investments	—		—		—		—		—	(0.04)

Total distributions	(0.30)		(0.48)		(0.52)		(0.52)		(0.48)	(0.41)

Net asset value
End of period/year	$8.86		$8.37		$7.25		$9.17		$9.42	$9.35

Total return(c)	9.62	%(d)	23.16%		(16.02%)		2.93%		6.04%	0.85	%(d)

Net assets end of period/year	$157,405		$132,177		$128,108		$370,611		$221,116	$110,709

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.70	%(e)	0.85%		0.77%		0.80%		0.86%	0.85	%(e)
Before reimbursement/fee waiver	0.70	%(e)	0.85%		0.77%		0.80%		0.86%	0.85	%(e)
Net investment income, to average net assets(f)	5.91	%(e)	6.64%		5.67%		5.71%		5.35%	4.25	%(e)
Portfolio turnover rate	81	%(d)	169%		98%		108%		110%	58	%(d)

	Transamerica Focus(m)
	Class A		Class B		Class C		Class I
	April 30, 2010(l)		April 30, 2010(l)		April 30, 2010(l)		April 30, 2010(g)
For a share outstanding throughout each period	(unaudited)		(unaudited)		(unaudited)		(unaudited)

Net asset value
Beginning of period/year	$11.77		$10.95		$10.94		$11.64

Investment operations
Net investment loss(b)	(0.03)		(0.07)		(0.07)		(0.03)
Net realized and unrealized gain on investments	1.08		1.01		1.01		1.29

Total from investment operations	1.05		0.94		0.94		1.26

Distributions
Net investment income	(0.02)		(0.01)		(0.01)		(0.02)

Total distributions	(0.02)		(0.01)		(0.01)		(0.02)

Net asset value
End of period/year	$12.80		$11.88		$11.87		$12.88

Total return(c)	8.90	%(d)	8.56	%(d)	8.57	%(d)	10.88	%(d)

Net assets end of period/year	$43,986		$13,579		$13,427		$210

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.55	%(e)	2.20	%(e)	2.20	%(e)	1.20	%(e)
Before reimbursement/fee waiver	1.69	%(e)	2.50	%(e)	2.22	%(e)	2.78	%(e)
Net investment loss, to average net assets(f)	(0.67	%)(e)	(1.31	%)(e)	(1.33	%)(e)	(0.57	%)(e)
Portfolio turnover rate	35	%(d)	35	%(d)	35	%(d)	35	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Focus(m)
	Class P
			10 Months
	April 30, 2010		Ended October		December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		31, 2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$17.34		$13.28		$23.64	$19.65	$18.59	$16.01

Investment operations
Net investment loss(b)	(0.03)		(0.10)		(0.10)	(0.11)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	2.35		4.16		(9.65)	4.11	1.17	2.64

Total from investment operations	2.32		4.06		(9.75)	4.00	1.06	2.58

Fund acquisition
Exchange Reduction	(6.83	)(y)

Distributions
Net investment income	(0.02)		—		—	—	—	—
Net realized gains on investments	—		—		(0.61)	(0.01)	—	—

Total distributions	(0.02)		—		(0.61)	(0.01)	—	—

Net asset value
End of period/year	$12.81		$17.34		$13.28	$23.64	$19.65	$18.59

Total return(c)	16.92	%(d)	30.57	% (d)	(41.19%)	20.35%	5.70%	16.12%

Net assets end of period/year	$67,645		$63,698		$50,834	$95,372	$87,200	$111,705

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.44	%(e)(v)	1.45	% (e)(t)	1.37%	1.18%	1.20%	1.32%
Before reimbursement/fee waiver	1.40	%(e)(v)	1.56	% (e)(t)	1.37%	1.18%	1.20%	1.32%
Net investment loss, to average net assets(f)	(0.57	%)(e)	(0.80	%) (e)	(0.52%)	(0.50%)	(0.61%)	(0.38%)
Portfolio turnover rate	35	%(d)	62	% (d)	66%	51%	46%	67%

	Transamerica Growth Opportunities
	Class A
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$7.54		$6.57	$11.40	$8.36	$7.85	$6.61

Investment operations
Net investment loss(b)	(0.03)		(0.05)	(0.06)	(0.09)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	1.88		1.02	(4.77)	3.13	0.58	1.26

Total from investment operations	1.85		0.97	(4.83)	3.04	0.51	1.24

Net asset value
End of period/year	$9.39		$7.54	$6.57	$11.40	$8.36	$7.85

Total return(c)	24.70	%(d)	14.76%	(42.37%)	36.20%	6.62%	18.76%

Net assets end of period/year	$59,353		$48,788	$41,005	$64,825	$56,588	$256,559

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.75	%(e)	1.75%	1.75%	1.75%	1.72%	1.41%
Before reimbursement/fee waiver	1.95	%(e)	2.23%	1.81%	1.77%	1.72%	1.41%
Net investment loss, to average net assets(f)	(0.60	%)(e)	(0.68%)	(0.69%)	(1.00%)	(0.89%)	(0.30%)
Portfolio turnover rate	23	%(d)	71%	45%	85%	59%	34%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Growth Opportunities
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$6.99		$6.13	$10.72	$7.92	$7.48	$6.37

Investment operations
Net investment loss(b)	(0.05)		(0.08)	(0.12)	(0.14)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	1.74		0.94	(4.47)	2.94	0.57	1.20

Total from investment operations	1.69		0.86	(4.59)	2.80	0.44	1.11

Net asset value
End of period/year	$8.68		$6.99	$6.13	$10.72	$7.92	$7.48

Total return(c)	24.18	%(d)	14.03%	(42.82%)	35.35%	5.88%	17.43%

Net assets end of period/year	$14,523		$14,067	$20,823	$65,123	$66,098	$74,589

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.40	%(e)	2.40%	2.40%	2.40%	2.40%	2.40%
Before reimbursement/fee waiver	2.44	%(e)	2.71%	2.46%	2.45%	2.46%	2.61%
Net investment loss, to average net assets(f)	(1.25	%)(e)	(1.25%)	(1.39%)	(1.66%)	(1.57%)	(1.29%)
Portfolio turnover rate	23	%(d)	71%	45%	85%	59%	34%

	Transamerica Growth Opportunities
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$7.01		$6.16	$10.74	$7.94	$7.49	$6.38

Investment operations
Net investment loss(b)	(0.05)		(0.08)	(0.11)	(0.14)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	1.75		0.93	(4.47)	2.94	0.57	1.20

Total from investment operations	1.70		0.85	(4.58)	2.80	0.45	1.11

Net asset value
End of period/year	$8.71		$7.01	$6.16	$10.74	$7.94	$7.49

Total return(c)	24.25	%(d)	13.80%	(42.64%)	35.26%	6.01%	17.40%

Net assets end of period/year	$13,000		$10,774	$10,619	$22,656	$21,688	$25,432

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.39	%(e)	2.40%	2.34%	2.36%	2.38%	2.40%
Before reimbursement/fee waiver	2.39	%(e)	2.62%	2.34%	2.36%	2.38%	2.54%
Net investment loss, to average net assets(f)	(1.24	%)(e)	(1.31%)	(1.29%)	(1.61%)	(1.54%)	(1.29%)
Portfolio turnover rate	23	%(d)	71%	45%	85%	59%	34%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Growth Opportunities
	Class I		Class I2(h)
	April 30, 2010(g)		April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		(unaudited)		2009	2008	2007	2006(n)

Net asset value
Beginning of period/year	$8.04		$7.78		$6.74	$11.59	$8.43	$7.99

Investment operations
Net investment income (loss)(b)	(0.01)		0.01		0.01	0.01	(0.01)	—	(k)
Net realized and unrealized gain (loss) on investments	1.70		1.95		1.03	(4.86)	3.17	0.44

Total from investment operations	1.69		1.96		1.04	(4.85)	3.16	0.44

Net asset value
End of period/year	$9.73		$9.74		$7.78	$6.74	$11.59	$8.43

Total return(c)	21.02	%(d)	25.19	%(d)	15.43%	(41.85%)	37.49%	5.51	%(d)

Net assets end of period/year	$473		$146,320		$111,402	$86,425	$206,863	$214,775

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.40	%(e)	0.87	%(e)	0.91%	0.86%	0.88%	0.88	%(e)
Before reimbursement/fee waiver	1.73	%(e)	0.87	%(e)	0.91%	0.86%	0.88%	0.88	%(e)
Net investment income (loss), to average net assets(f)	(0.27	%)(e)	0.28	%(e)	0.15%	0.15%	(0.15%)	(0.06	%)(e)
Portfolio turnover rate	23	%(d)	23	%(d)	71%	45%	85%	59	%(d)

	Transamerica
	Growth
	Opportunities
	Class P
	April 30, 2010(l)
For a share outstanding throughout each period	(unaudited)

Net asset value
Beginning of period/year	$8.01

Investment operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments	1.40

Total from investment operations	1.39

Net asset value
End of period/year	$9.40

Total return(c)	17.35	%(d)

Net assets end of period/year	$108,861

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.35	%(e)
Before reimbursement/fee waiver	1.35	%(e)
Net investment loss, to average net assets(f)	(0.20	%)(e)
Portfolio turnover rate	23	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Money Market
	Class A
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(b)	—	(k)	—	(k)	0.02	0.05	0.04	0.02
Net realized and unrealized gain on investments	—	(k)	—	(k)	— (k)	—	—	—

Total from investment operations	—	(k)	—	(k)	0.02	0.05	0.04	0.02

Distributions
Net investment income	—	(k)	—	(k)	(0.02)	(0.05)	(0.04)	(0.02)
Net realized gains on investments	—		—		—	— (k)	—	—

Total distributions	—	(k)	—	(k)	(0.02)	(0.05)	(0.04)	(0.02)

Net asset value
End of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(c)	—	%(d),(o)	0.21%		2.52%	4.61%	4.09%	2.10%

Net assets end of period/year	$122,914		$146,598		$142,456	$95,766	$78,716	$150,804

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.18	%(e)(x)	0.60	%(x)	0.83%	0.83%	0.83%	0.83%
Before reimbursement/fee waiver	1.14	%(e)	1.11%		1.08%	1.20%	1.23%	1.05%
Net investment income, to average net assets(f)	—	%(e),(o)	0.22%		2.40%	4.54%	3.98%	2.08%

	Transamerica Money Market
	Class B
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(b)	—	(k)	—	(k)	0.02	0.04	0.03	0.02
Net realized and unrealized gain on investments	—	(k)	—	(k)	— (k)	—	—	—

Total from investment operations	—	(k)	—	(k)	0.02	0.04	0.03	0.02

Distributions
Net investment income	—	(k)	—	(k)	(0.02)	(0.04)	(0.03)	(0.02)
Net realized gains on investments	—		—		—	— (k)	—	—

Total distributions	—	(k)	—	(k)	(0.02)	(0.04)	(0.03)	(0.02)

Net asset value
End of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(c)	—	%(d),(o)	0.08%		1.83%	3.92%	3.41%	1.60%

Net assets end of period/year	$25,593		$35,612		$40,110	$23,324	$25,727	$31,647

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.18	%(e)(x)	0.73	%(x)	1.48%	1.48%	1.48%	1.32%
Before reimbursement/fee waiver	1.79	%(e)	1.75%		1.75%	1.83%	1.80%	1.79%
Net investment income, to average net assets(f)	0.01	%(e)	0.08%		1.75%	3.87%	3.50%	1.57%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Money Market
	Class C
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(b)	—	(k)	—	(k)	0.02	0.04	0.03	0.02
Net realized and unrealized gain on investments	—	(k)	—	(k)	— (k)	—	—	—

Total from investment operations	—	(k)	—	(k)	0.02	0.04	0.03	0.02

Distributions
Net investment income	—	(k)	—	(k)	(0.02)	(0.04)	(0.03)	(0.02)
Net realized gains on investments	—		—		—	— (k)	—	—

Total distributions	—	(k)	—	(k)	(0.02)	(0.04)	(0.03)	(0.02)

Net asset value
End of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(c)	—	%(d),(o)	0.07%		1.86%	3.92%	3.16%	1.87%

Net assets end of period/year	$35,159		$46,177		$59,991	$19,638	$17,286	$15,997

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.18	%(e)(x)	0.76	%(x)	1.48%	1.48%	1.48%	1.26%
Before reimbursement/fee waiver	1.65	%(e)	1.64%		1.67%	1.73%	1.82%	1.89%
Net investment income, to average net assets(f)	0.01	%(e)	0.07%		1.65%	3.88%	3.40%	1.61%

	Transamerica Money Market
	Class I		Class I2(h)
	April 30, 2010(g)		April 30, 2010		October 31,		October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		(unaudited)		2009		2008	2007	2006(n)

Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment operations
Net investment income(b)	—	(k)	—	(k)	—	(k)	0.03	0.05	0.04
Net realized and unrealized gain on investments	—	(k)	—	(k)	—	(k)	— (k)	—	—

Total from investment operations	—	(k)	—	(k)	—	(k)	0.03	0.05	0.04

Distributions
Net investment income	—	(k)	—	(k)	—	(k)	(0.03)	(0.05)	(0.04)
Net realized gains on investments	—		—		—		—	— (k)	—

Total distributions	—	(k)	—	(k)	—	(k)	(0.03)	(0.05)	(0.04)

Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return(c)	0.01	%(d)	0.01	%(d)	0.35%		2.84%	4.98%	4.30	%(d)

Net assets end of period/year	$55		$29,131		$34,119		$29,327	$34,673	$26,466

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.17	%(e)(x)	0.18	%(e)(x)	0.45	%(x)	0.48%	0.48%	0.48	%(e)
Before reimbursement/fee waiver	2.93	%(e)	0.49	%(e)	0.53%		0.49%	0.52%	0.51	%(e)
Net investment income, to average net assets(f)	0.01	%(e)	0.01	%(e)	0.36%		2.89%	4.88%	4.39	%(e)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica
	Money Market		Transamerica Short-Term Bond
	Class P		Class A
	April 30, 2010(j)		April 30, 2010		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		(unaudited)		2009	2008(p)

Net asset value
Beginning of period/year	$1.00		$10.26		$9.44	$10.00

Investment operations
Net investment income(b)	—	(k)	0.24		0.51	0.38
Net realized and unrealized gain (loss) on investments	—	(k)	0.20		0.78	(0.54)

Total from investment operations	—	(k)	0.44		1.29	(0.16)

Distributions
Net investment income	—	(k)	(0.24)		(0.47)	(0.40)

Total distributions	—	(k)	(0.24)		(0.47)	(0.40)

Net asset value
End of period/year	$1.00		$10.46		$10.26	$9.44

Total return(c)	0.01	%(d)	4.31	%(d)	13.40%	(1.70	%)(d)

Net assets end of period/year	$36,813		$614,080		$289,879	$5,663

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.17	%(e)(x)	0.83	%(e)	0.91%	1.11	%(e)
Before reimbursement/fee waiver	0.61	%(e)	1.03	%(e)	1.09%	1.11	%(e)
Net investment income, to average net assets(f)	0.01	%(e)	4.66	%(e)	5.14%	3.92	%(e)
Portfolio turnover rate			21	%(d)	77%	67	%(d)

	Transamerica Short-Term Bond
	Class C					Class I
	April 30, 2010		October 31,	October 31,		April 30, 2010(g)
For a share outstanding throughout each period	(unaudited)		2009	2008(p)		(unaudited)

Net asset value
Beginning of period/year	$10.24		$9.42	$10.00		$10.14

Investment operations
Net investment income(b)	0.20		0.43	0.32		0.20
Net realized and unrealized gain (loss) on investments	0.20		0.80	(0.55)		0.15

Total from investment operations	0.40		1.23	(0.23)		0.35

Distributions
Net investment income	(0.20)		(0.41)	(0.35)		(0.20)

Total distributions	(0.20)		(0.41)	(0.35)		(0.20)

Net asset value
End of period/year	$10.44		$10.24	$9.42		$10.29

Total return(c)	3.92	%(d)	12.74%	(2.43	%)(d)	3.50	%(d)

Net assets end of period/year	$606,947		$317,130	$7,263		$119,095

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.59	%(e)	1.65%	1.76	%(e)	0.67	%(e)
Before reimbursement/fee waiver	1.69	%(e)	1.74%	1.76	%(e)	0.77	%(e)
Net investment income, to average net assets(f)	3.91	%(e)	4.38%	3.28	%(e)	4.82	%(e)
Portfolio turnover rate	21	%(d)	77%	67	%(d)	21	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Short-Term Bond
	Class I2(h)
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005(i)

Net asset value
Beginning of period/year	$10.08		$9.28	$9.82	$9.84	$9.79	$10.00

Investment operations
Net investment income(b)	0.25		0.50	0.43	0.47	0.40	0.28
Net realized and unrealized gain (loss) on investments	0.20		0.80	(0.54)	(0.04)	0.05	(0.22)

Total from investment operations	0.45		1.30	(0.11)	0.43	0.45	0.06

Distributions
Net investment income	(0.25)		(0.50)	(0.43)	(0.45)	(0.40)	(0.27)

Total distributions	(0.25)		(0.50)	(0.43)	(0.45)	(0.40)	(0.27)

Net asset value
End of period/year	$10.28		$10.08	$9.28	$9.82	$9.84	$9.79

Total return(c)	4.47	%(d)	14.44%	(1.22%)	4.45%	4.72%	0.49	%(d)

Net assets end of period/year	$850,885		$710,660	$492,333	$563,889	$379,442	$174,302

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.53	%(e)	0.63%	0.68%	0.67%	0.70%	0.71	%(e)
Before reimbursement/fee waiver	0.63	%(e)	0.69%	0.68%	0.67%	0.70%	0.71	%(e)
Net investment income, to average net assets(f)	4.98	%(e)	5.14%	4.38%	4.81%	4.10%	2.92	%(e)
Portfolio turnover rate	21	%(d)	77%	67%	117%	100%	153	%(d)

	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of period/year	$14.72		$12.70		$23.78	$17.78	$16.69	$14.32

Investment operations
Net investment income(b)	0.02		—	(k)	0.21	0.14	0.28	0.03
Net realized and unrealized gain (loss) on investments	4.22		2.33		(8.64)	6.30	1.96	2.85

Total from investment operations	4.24		2.33		(8.43)	6.44	2.24	2.88

Distributions
Net investment income	—		(0.31)		(0.16)	(0.13)	(0.03)	(0.09)
Net realized gains on investments	—		—		(2.49)	(0.31)	(1.12)	(0.42)

Total distributions	—		(0.31)		(2.65)	(0.44)	(1.15)	(0.51)

Net asset value
End of period/year	$18.96		$14.72		$12.70	$23.78	$17.78	$16.69

Total return(c)	28.80	%(d)	19.12%		(39.47%)	36.99%	13.97%	20.41%

Net assets end of period/year	$273,320		$201,569		$199,210	$96,667	$47,014	$386,346

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.44	%(e)	1.59%		1.41%	1.41%	1.39%	1.24%
Before reimbursement/fee waiver	1.44	%(e)	1.59%		1.41%	1.41%	1.39%	1.24%
Net investment income, to average net assets(f)	0.27	%(e)	—	%(o)	1.18%	0.71%	1.61%	0.20%
Portfolio turnover rate	33	%(d)	101%		48%	22%	21%	42%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$14.16		$12.19	$22.89	$17.12	$16.21	$13.97

Investment operations
Net investment income (loss)(b)	(0.03)		(0.08)	0.06	0.02	(0.01)	(0.11)
Net realized and unrealized gain (loss) on investments	4.04		2.26	(8.27)	6.06	2.07	2.77

Total from investment operations	4.01		2.18	(8.21)	6.08	2.06	2.66

Distributions
Net investment income	—		(0.21)	—	—	(0.03)	—
Net realized gains on investments	—		—	(2.49)	(0.31)	(1.12)	(0.42)

Total distributions	—		(0.21)	(2.49)	(0.31)	(1.15)	(0.42)

Net asset value
End of period/year	$18.17		$14.16	$12.19	$22.89	$17.12	$16.21

Total return(c)	28.32	%(d)	18.37%	(39.85%)	36.09%	13.21%	19.30%

Net assets end of period/year	$44,277		$34,573	$31,716	$53,285	$47,007	$46,410

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.09	%(e)	2.24%	2.07%	2.07%	2.10%	2.14%
Before reimbursement/fee waiver	2.09	%(e)	2.24%	2.07%	2.07%	2.10%	2.14%
Net investment income (loss), to average net assets(f)	(0.37	%)(e)	(0.66%)	0.34%	0.12%	(0.06%)	(0.70%)
Portfolio turnover rate	33	%(d)	101%	48%	22%	21%	42%

	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2010		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006	2005

Net asset value
Beginning of period/year	$14.00		$12.10	$22.81	$17.09	$16.18	$13.96

Investment operations
Net investment income (loss)(b)	(0.03)		(0.08)	0.09	0.02	— (k)	(0.12)
Net realized and unrealized gain (loss) on investments	4.00		2.23	(8.24)	6.05	2.06	2.77

Total from investment operations	3.97		2.15	(8.15)	6.07	2.06	2.65

Distributions
Net investment income	—		(0.25)	(0.07)	(0.04)	(0.03)	(0.01)
Net realized gains on investments	—		—	(2.49)	(0.31)	(1.12)	(0.42)

Total distributions	—		(0.25)	(2.56)	(0.35)	(1.15)	(0.43)

Net asset value
End of period/year	$17.97		$14.00	$12.10	$22.81	$17.09	$16.18

Total return(c)	28.36	%(d)	18.42%	(39.84%)	36.16%	13.23%	19.22%

Net assets end of period/year	$169,953		$115,960	$95,729	$63,856	$29,105	$21,532

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.05	%(e)	2.20%	2.04%	2.04%	2.08%	2.20%
Before reimbursement/fee waiver	2.05	%(e)	2.20%	2.04%	2.04%	2.08%	2.20%
Net investment income (loss), to average net assets(f)	(0.36	%)(e)	(0.63%)	0.52%	0.10%	(0.03%)	(0.76%)
Portfolio turnover rate	33	%(d)	101%	48%	22%	21%	42%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica Small/Mid Cap Value
	Class I		Class I2(h)
	April 30, 2010(g)		April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		(unaudited)		2009	2008	2007	2006(n)
Net asset value
Beginning of period/year	$15.44		$14.82		$12.81	$23.91	$17.87	$16.84

Investment operations
Net investment income (loss)(b)	(0.03)		0.07		0.11	0.30	0.26	0.18
Net realized and unrealized gain (loss) on investments	3.76		4.25		2.31	(8.67)	6.32	1.97

Total from investment operations	3.73		4.32		2.42	(8.37)	6.58	2.15

Distributions
Net investment income	—		—		(0.41)	(0.24)	(0.23)	—
Net realized gains on investments	—		—		—	(2.49)	(0.31)	(1.12)

Total distributions	—		—		(0.41)	(2.73)	(0.54)	(1.12)

Net asset value
End of period/year	$19.17		$19.14		$14.82	$12.81	$23.91	$17.87

Total return(c)	24.16	%(d)	29.06	%(d)	19.85%	(39.11%)	37.78%	13.30	%(d)

Net assets end of period/year	$38,817		$13,882		$10,746	$214,351	$487,605	$478,728

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.03	%(e)	0.87	%(e)	0.91%	0.85%	0.85%	0.86	%(e)
Before reimbursement/fee waiver	1.03	%(e)	0.87	%(e)	0.91%	0.85%	0.85%	0.86	%(e)
Net investment income (loss), to average net assets(f)	(0.39	%)(e)	0.86	%(e)	0.89%	1.58%	1.30%	1.05	%(e)
Portfolio turnover rate	33	%(d)	33	%(d)	101%	48%	22%	21	%(d)

	Transamerica WMC Diversified Growth(q)
	Class A
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.54		$6.85		$12.07	$9.83	$8.87	$7.44

Investment operations
Net investment loss(b)	(0.01)		—	(k)	(0.01)	(0.05)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	1.18		0.69		(5.21)	2.29	1.11	1.58

Total from investment operations	1.17		0.69		(5.22)	2.24	1.04	1.56

Distributions
Net realized gains on investments	—		—		—	—	(0.08)	(0.13)

Total distributions	—		—		—	—	(0.08)	(0.13)

Net asset value
End of period/year	$8.71		$7.54		$6.85	$12.07	$9.83	$8.87

Total return(c)	15.52	%(d)	10.07%		(43.25%)	22.79%	11.71%	21.16%

Net assets end of period/year	$316,331		$292,838		$300,140	$532,251	$500,483	$301,635

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.52	%(e)	1.52	%(u)	1.39%	1.40%	1.51%	1.36%
Before reimbursement/fee waiver	1.52	%(e)	1.67	%(u)	1.39%	1.40%	1.51%	1.36%
Net investment income (loss), to average net assets(f)	(0.30	%)(e)	0.06%		(0.07%)	(0.48%)	(0.70%)	(0.27%)
Portfolio turnover rate	130	%(d)	53%		33%	62%	19%	39%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica WMC Diversified Growth(q)
	Class B
	April 30, 2010		October 31,		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.01		$6.42		$11.39	$9.35	$8.49	$7.19

Investment operations
Net investment loss(b)	(0.04)		(0.03)		(0.08)	(0.12)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	1.11		0.62		(4.89)	2.16	1.06	1.51

Total from investment operations	1.07		0.59		(4.97)	2.04	0.94	1.43

Distributions
Net realized gains on investments	—		—		—	—	(0.08)	(0.13)

Total distributions	—		—		—	—	(0.08)	(0.13)

Net asset value
End of period/year	$8.08		$7.01		$6.42	$11.39	$9.35	$8.49

Total return(c)	15.26	%(d)	9.19%		(43.63%)	21.82%	11.06%	20.03%

Net assets end of period/year	$36,531		$39,699		$59,479	$191,007	$222,144	$49,865

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.17	%(e)	2.17	%(u)	2.17%	2.17%	2.17%	2.18%
Before reimbursement/fee waiver	2.31	%(e)	2.50	%(u)	2.21%	2.21%	2.34%	2.61%
Net investment loss, to average net assets(f)	(0.94	%)(e)	(0.53%)		(0.87%)	(1.25%)	(1.34%)	(0.99%)
Portfolio turnover rate	130	%(d)	53%		33%	62%	19%	39%

	Transamerica WMC Diversified Growth(q)
	Class C
	April 30, 2010		October 31,		October 31,		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	October 31, 2007	2006	2005
Net asset value
Beginning of period/year	$7.04		$6.44		$11.42	$9.37	$8.50	$7.20

Investment operations
Net investment loss(b)	(0.04)		(0.03)		(0.07)	(0.11)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	1.11		0.63		(4.91)	2.16	1.07	1.51

Total from investment operations	1.07		0.60		(4.98)	2.05	0.95	1.43

Distributions
Net realized gains on investments	—		—		—	—	(0.08)	(0.13)

Total distributions	—		—		—	—	(0.08)	(0.13)

Net asset value
End of period/year	$8.11		$7.04		$6.44	$11.42	$9.37	$8.50

Total return(c)	15.20	%(d)	9.32%		(43.61%)	21.88%	11.16%	20.05%

Net assets end of period/year	$38,375		$37,225		$46,676	$101,226	$97,047	$23,656

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.17	%(e)	2.17	%(u)	2.04%	2.07%	2.10%	2.18%
Before reimbursement/fee waiver	2.20	%(e)	2.32	%(u)	2.04%	2.07%	2.10%	2.31%
Net investment loss, to average net assets(f)	(0.95	%)(e)	(0.56%)		(0.72%)	(1.15%)	(1.27%)	(1.00%)
Portfolio turnover rate	130	%(d)	53%		33%	62%	19%	39%
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica WMC Diversified Growth(q)
	Class I		Class I2(h)
	April 30, 2010(g)		April 30, 2010		October 31,		October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		(unaudited)		2009		2008	2007	2006(n)
Net asset value
Beginning of period/year	$8.12		$7.69		$6.99		$12.23	$9.90	$9.17

Investment operations
Net investment income(b)	—	(k)	0.02		0.05		0.06	0.01	—	(k)
Net realized and unrealized gain (loss) on investments	0.85		1.21		0.69		(5.30)	2.32	0.81

Total from investment operations	0.85		1.23		0.74		(5.24)	2.33	0.81

Distributions
Net investment income	(0.04)		(0.04)		(0.04)		—	—	—
Net realized gains on investments	—		—		—		—	—	(0.08)

Total distributions	(0.04)		(0.04)		(0.04)		—	—	(0.08)

Net asset value
End of period/year	$8.93		$8.88		$7.69		$6.99	$12.23	$9.90

Total return(c)	10.54	%(d)	16.07	%(d)	10.73%		(42.85%)	23.54%	8.83	%(d)

Net assets end of period/year	$1,601		$402,059		$637,103		$500,722	$888,019	$714,803

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.95	%(e)	0.76	%(e)	0.82	%(u)	0.75%	0.78%	0.81	%(e)
Before reimbursement/fee waiver	0.95	%(e)	0.76	%(e)	0.82	%(u)	0.75%	0.78%	0.81	%(e)
Net investment income (loss), to average net assets(f)	(0.07	%)(e)	0.56	%(e)	0.72%		0.55%	0.13%	0.02	%(e)
Portfolio turnover rate	130	%(d)	130	%(d)	53%		33%	62%	19	%(d)

	Transamerica WMC Diversified Growth(q)
	Class P		Class T
	April 30, 2010(l)		April 30, 2010		October 31,		October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		(unaudited)		2009		2008	2007	2006(r)
Net asset value
Beginning of period/year	$8.07		$21.14		$19.14		$33.53	$27.18	$27.10

Investment operations
Net investment income(b)	—	(k)	0.03		0.10		0.12	—	—	(k)
Net realized and unrealized gain (loss) on investments	0.65		3.34		1.90		(14.51)	6.35	0.08

Total from investment operations	0.65		3.37		2.00		(14.39)	6.35	0.08

Distributions
Net investment income	(0.04)		—		—	(k)	—	—	—

Total distributions	(0.04)		—		—	(k)	—	—	—

Net asset value
End of period/year	$8.68		$24.51		$21.14		$19.14	$33.53	$27.18

Total return(c)	8.07	%(d)	15.94	%(d)	10.46%		(42.92%)	23.36%	0.30	%(d)

Net assets end of period/year	$330,850		$96,328		$87,469		$90,881	$183,495	$195,420

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.15	%(e)	0.93	%(e)	1.03	%(u)	0.89%	0.91%	0.84	%(e)
Before reimbursement/fee waiver	1.20	%(e)	0.93	%(e)	1.03	%(u)	0.89%	0.91%	0.84	%(e)
Net investment income (loss), to average net assets(f)	0.04	%(e)	0.29	%(e)	0.54%		0.42%	0.01%	(0.21	%)(e)
Portfolio turnover rate	130	%(d)	130	%(d)	53%		33%	62%	19	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

(a)	Formerly, Transamerica High Yield Bond.

(b)	Calculated based on average number of shares outstanding.

(c)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class I2, respectively.

(g)	Commenced operations November 30, 2009.

(h)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.

(i)	Commenced operations November 8, 2004.

(j)	Commenced operations November 20, 2009.

(k)	Rounds to less than $(0.01) or $0.01.

(l)	Commenced operations November 13, 2009.

(m)	Formerly, Transamerica Legg Mason Partners All Cap.

(n)	Commenced operations November 15, 2005.

(o)	Rounds to less than (0.01%) or 0.01%.

(p)	Commenced operations November 1, 2007.

(q)	Formerly, Transamerica Equity.

(r)	Commenced operations October 27, 2006.

(s)	Includes non recurring reorganization expenses. The impact of the expenses was 0.02% for each class.

(t)	Includes extraordinary expenses related to Plan of Reorganization (see note 7 for details). The impact of the extraordinary expenses was 0.05% of net assets.

(u)	Includes non recurring reorganization expenses. The impact of the expenses was less than 0.01% for each class.

(v)	Includes non recurring reorganization expenses. The impact of the expenses was 0.04%.

(w)	Includes non recurring reorganization expenses. The impact of the expenses was 0.01%.

(x)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

(y)	Prior to the fund acquisition (see the notes to the financial statements for additional information), the accounting surviving fund’s Investor Class had a net asset value per share of $18.60. At the point of the acquisition, the Investor Class became Class P with a net asset value of $11.77.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective November 6, 2009, Transamerica Legg Mason Partners All Cap changed its name to Transamerica Focus. Effective November 13, 2009, Transamerica High Yield Bond changed its name to Transamerica AEGON High Yield Bond. Effective November 13, 2009, Transamerica Diversified Equity was added to the Trust. In addition, effective April 9, 2010, Transamerica Equity changed its name to Transamerica WMC Diversified Growth. Transamerica AEGON High Yield Bond, Transamerica Balanced, Transamerica Diversified Equity, Transamerica Flexible Income, Transamerica Focus, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Short-Term Bond, Transamerica Small/Mid Cap Value, and Transamerica WMC Diversified Growth (each, a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.
The investment objectives and sub-advisers of each Fund are as follows:

Fund	Investment Objective
Transamerica AEGON High Yield Bond	Seeks a high level of current income by investing in high-yield debt securities.

Transamerica Balanced	Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Transamerica Diversified Equity	Seeks to maximize capital appreciation.

Transamerica Flexible Income	Seeks to provide high total return through a combination of current income and capital appreciation.

Transamerica Focus	Seeks to maximize long-term growth.

Transamerica Growth Opportunities	Seeks to maximize long-term growth.

Transamerica Money Market	Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.

Transamerica Short-Term Bond	Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

Transamerica Small/Mid Cap Value	Seeks to maximize total return.

Transamerica WMC Diversified Growth	Seeks to maximize long-term growth.
The Funds, Transamerica AEGON High Yield Bond, Transamerica Diversified Equity, Transamerica Growth Opportunities, and Transamerica Money Market, currently have six classes of shares; Class A, Class B, Class C, Class I, Class I2, and Class P. Transamerica Balanced and Transamerica Focus currently have five classes of shares; Class A, Class B, Class C, Class I, and Class P. Transamerica Flexible Income and Transamerica Small/Mid Cap Value currently have five classes of shares; Class A, Class B, Class C, Class I, and Class I2. Transamerica WMC Diversified Growth currently has seven classes of shares; Class A, Class B, Class C, Class I, Class I2, Class T, and Class P. Class T shares are not available to new investors. Transamerica Short-Term Bond currently has four classes of shares; Class A, Class C, Class I, and Class I2. Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2010, Class B shares of each Fund will no longer be offered for purchase.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
During the 2009 period, the Funds offered new share classes. The commencement of operations’ dates for the share classes are as follows:

Fund	Class	Commencement Date
Transamerica AEGON High Yield Bond	Class I	11/30/2009
Transamerica Balanced	Class I	11/30/2009
Transamerica Diversified Equity	Class I	11/30/2009
Transamerica Flexible Income	Class I	11/30/2009
Transamerica Focus	Class I	11/30/2009
Transamerica Growth Opportunities	Class I	11/30/2009
Transamerica Money Market	Class I	11/30/2009
Transamerica Short-Term Bond	Class I	11/30/2009
Transamerica Small/Mid Cap Value	Class I	11/30/2009
Transamerica WMC Diversified Growth	Class I	11/30/2009
Transamerica Balanced	Class P	11/13/2009
Transamerica Growth Opportunities	Class P	11/13/2009
Transamerica WMC Diversified Growth	Class P	11/13/2009
Transamerica AEGON High Yield Bond	Class P	11/20/2009
Transamerica Money Market	Class P	11/20/2009
Transamerica Diversified Equity	Class A	11/13/2009
Transamerica Diversified Equity	Class B	11/13/2009
Transamerica Diversified Equity	Class C	11/13/2009
Transamerica Diversified Equity	Class I2	11/13/2009
Transamerica Focus	Class A	11/13/2009
Transamerica Focus	Class B	11/13/2009
Transamerica Focus	Class C	11/13/2009
Transamerica Focus is “non-diversified” under the 1940 Act.
This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.
In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.
Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates on the respective dates of such transactions. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
At April 30, 2010, the Funds did not hold any open forward foreign currency contracts.
Option and Swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. When a Fund writes a covered call or put option/swaption, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.
Funds purchase put and call options on foreign or US securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
At April 30, 2010, the Funds did not hold any open option or swaption contracts.
Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open future contracts at April 30, 2010 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at April 30, 2010 are listed in the Schedules of Investments.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Payment in-kind securities: Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.
The payment in-kind securities at April 30, 2010 are listed in the Schedules of Investments.
Cash overdraft: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts at a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2010 are shown in the Schedules of Investments and Statements of Assets and Liabilities.
Income from loaned securities on the Statements of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.
Recaptured commissions for the period ended April 30, 2010, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Balanced	$3
Transamerica Growth Opportunities	9
Transamerica Focus	3
Transamerica Small/Mid Cap Value	14
Transamerica Diversified Equity	21
Transamerica WMC Diversified Growth	50
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to Real Estate Investment Trusts (“REIT”), is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Redemption fees: A short-term trading redemption fee may be assessed on any sales of Fund shares in a fund account during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. The redemption fees received are disclosed in the Funds’ Statements of Changes in Net Assets. Effective March 1, 2009, the Funds no longer charged redemption fees. For the period ended April 30,2010, the Funds did not receive redemption fees.
Temporary guarantee program: Transamerica Money Market was enrolled in the U.S. Department of the Treasury’s “Treasury” Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009. Under the Program, the Treasury guaranteed the $1.00 dollar per share value of fund shares as of September 19, 2008.
The Program expenses were borne by Transamerica Money Market without regard to any expense limitation agreement in effect.
Market and Credit Risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund, which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities generally are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, Exchange Traded Funds (“ETFs”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and futures contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TAM is the Funds’ investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate and a sub-adviser of Transamerica Balanced, Transamerica Diversified Equity, Transamerica Flexible Income, Transamerica Focus, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Short-Term Bond, and Transamerica Small/Mid Cap Value.
Effective April 9, 2010 TIM is no longer a sub-adviser of Transamerica Equity. This Fund’s name changed to Transamerica WMC Diversified Growth and its new sub-adviser is Wellington Management Company, LLP.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of Transamerica AEGON High Yield Bond.
Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, AUIM, TFS, and TCI.
At the commencement of the operations, TAM, an affiliate of the Funds, invested in the Funds. As of April 30, 2010, TAM had remaining investments in the Funds as follows:

	Market	% of Fund’s
Fund Name	Value	Net Assets
Transamerica Balanced
Class I	$55	0.01%
Transamerica Diversified Equity
Class I	56	0.01
Transamerica Flexible Income
Class C	386	0.16
Transamerica Focus
Class I	55	0.04
Transamerica Growth Opportunities
Class I	61	0.02
Transamerica Money Market
Class I	50	0.02
The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2010.

	Market	% of Net
Transamerica AEGON High Yield Bond	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$70,300	11.53%
Transamerica Asset Allocation-Moderate Portfolio	111,223	18.24
Transamerica Asset Allocation-Moderate Growth Portfolio	99,570	16.33
Transamerica Asset Allocation-Conservative VP	17,155	2.81
Transamerica Asset Allocation-Moderate Growth VP	57,876	9.49
Transamerica Asset Allocation-Moderate VP	29,663	4.86

Total	$385,787	63.26%

	Market	% of Net
Transamerica Diversified Equity	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$26,952	3.45%
Transamerica Asset Allocation-Growth Portfolio	104,097	13.34
Transamerica Asset Allocation-Moderate Portfolio	67,319	8.63
Transamerica Asset Allocation-Moderate Growth Portfolio	151,556	19.43

Total	$349,924	44.85%

	Market	% of Net
Transamerica Flexible Income	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$17,267	7.04%
Transamerica Asset Allocation-Moderate Portfolio	51,254	20.89
Transamerica Asset Allocation-Moderate Growth Portfolio	34,117	13.90
Transamerica Asset Allocation-Conservative VP	11,886	4.84
Transamerica Asset Allocation-Moderate Growth VP	16,074	6.55
Transamerica Asset Allocation-Moderate VP	25,466	10.38

Total	$156,064	63.60%

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)

	Market	% of Net
Transamerica Growth Opportunities	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$12,786	3.73%
Transamerica Asset Allocation-Growth Portfolio	41,571	12.14
Transamerica Asset Allocation-Moderate Portfolio	27,539	8.04
Transamerica Asset Allocation-Moderate Growth Portfolio	61,961	18.09

Total	$143,857	42.00%

	Market	% of Net
Transamerica Money Market	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,739	2.30%
Transamerica Asset Allocation-Growth Portfolio	60	0.02
Transamerica Asset Allocation-Moderate Portfolio	4,540	1.82
Transamerica Asset Allocation-Moderate Growth Portfolio	6,196	2.48
Transamerica Multi-Manager Alternative Strategies Portfolio	8,680	3.48

Total	$25,215	10.10%

	Market	% of Net
Transamerica Short-Term Bond	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$101,520	4.63%
Transamerica Asset Allocation-Moderate Portfolio	123,072	5.62
Transamerica Asset Allocation-Moderate Growth Portfolio	86,312	3.94
Transamerica Asset Allocation-Conservative VP	173,918	7.94
Transamerica Asset Allocation-Moderate Growth VP	139,491	6.37
Transamerica Asset Allocation-Moderate VP	200,284	9.14
Transamerica International Moderate Growth VP	17,254	0.79

Total	$841,851	38.43%

	Market	% of Net
Transamerica WMC Diversified Growth	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$23,102	1.89%
Transamerica Asset Allocation-Growth Portfolio	108,535	8.88
Transamerica Asset Allocation-Moderate Portfolio	70,819	5.79
Transamerica Asset Allocation-Moderate Growth Portfolio	160,511	13.13

Total	$362,967	29.69%

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:
Transamerica AEGON High Yield Bond

First $400 million	0.59%
Over $400 million up to $750 million	0.575%
Over $750 million	0.55%
Transamerica Balanced (Effective November 13, 2009)

First $500 million	0.75%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%
Transamerica Balanced (Prior to November 13, 2009)

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1.5 billion	0.70%
Over $1.5 billion	0.625%
Transamerica Diversified Equity

First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
Transamerica Flexible Income (Effective February 1, 2010)

First $250 million	0.475%
Over $250 million up to $350 million	0.425%
Over $350 million	0.40%
Transamerica Flexible Income (Prior to February 1, 2010)

First $250 million	0.725%
Over $250 million up to $350 million	0.675%
Over $350 million	0.625%
Transamerica Focus

First $500 million	0.80%
Over $500 million	0.675%
Transamerica Growth Opportunities

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million	0.70%
Transamerica Money Market

Average daily net assets	0.40%
Transamerica Short-Term Bond *

First $250 million	0.65%
Over $250 million up to $500 million	0.60%
Over $500 million up to $1 billion	0.575%
Over $1 billion	0.55%
Transamerica Small/Mid Cap Value

First $500 million	0.80%
Over $500 million	0.75%
Transamerica WMC Diversified Growth (Effective November 13, 2009)

First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
Transamerica WMC Diversified Growth (Prior to November 13, 2009)

First $500 million	0.75%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Funds to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:

	Class A, B, C, I, I2, and T	Class P
Fund	Expense Limit	Expense Limit^
Transamerica AEGON High Yield Bond**	1.24%	0.90%
Transamerica Balanced	1.45	1.10
Transamerica Diversified Equity	1.17	1.15
Transamerica Flexible Income* F	1.35	—
Transamerica Focus**	1.20	1.40
Transamerica Growth Opportunities**	1.40	1.40
Transamerica Money Market	0.48	0.48
Transamerica Short-Term Bond*	0.85	—
Transamerica Small/Mid Cap Value	1.40	—
Transamerica WMC Diversified Growth**	1.17	1.15

*	Effective May 1, 2009, the Investment Adviser agreed to further reduce the Fund Operating Expenses of Transamerica Short-Term Bond by waiving 0.10% of its investment management fees payable to it by Transamerica Short-Term Bond through March 1, 2011. In addition, 0.10% of the 0.35% 12b-1 fee will be waived for one year through March 1, 2011, as applicable to Class A shares of Transamerica Short-Term Bond, and for one year through March 1, 2011, as applicable to Class A shares of Transamerica Flexible Income.

**	The Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

F	Effective March 1, 2010, Transamerica Flexible Income had an expense cap change to 1.35%. Prior to March 1, 2010, the expense cap was 1.50%.

^	Inclusive of 12b-1 fees.
If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses.
There were no amounts recaptured during the period ended April 30, 2010.
The following amounts were available for recapture as of April 30, 2010:

	Reimbursement of	Available for
Fund	Class Expenses	Recapture Through
Transamerica Growth Opportunities
Fiscal Year 2008:		10/31/2011
Class A	$31
Class B	27

Fiscal Year 2009:		10/31/2012
Class A	203
Class B	48
Class C	22

Transamerica Diversified Equity*
Fiscal Year 2008:		10/31/2011
Class P	357

Fiscal Year 2009:		10/31/2012
Class P	311

Transamerica Focus**
Fiscal Year 2009:		10/31/2012
Class P	50

Transamerica Money Market
Fiscal Year 2007:		10/31/2010
Class A	$321
Class B	88
Class C	45
Class I	18

Fiscal Year 2008:		10/31/2011
Class A	276
Class B	71
Class C	62
Class I	2

Fiscal Year 2009:		10/31/2012
Class A	763
Class B	422
Class C	552
Class I	30

Transamerica WMC Diversified Growth
Fiscal Year 2008:		10/31/2011
Class B	54

Fiscal Year 2009:		10/31/2012
Class A	418
Class B	145
Class C	58

*	Formerly, Transamerica Premier Diversified Equity

**	Formerly, Transamerica Premier Focus
In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point within three succeeding years in which the Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the class expense (reimbursed). As of year ended October 31, 2009 and period ended April 30, 2010, the amounts waived were as follows:

	2009 Amount Waived	2009 Amount Waived	2010 Amount Waived	2010 Amount Waived
Core/Class	($)	(Basis Points)	($)	(Basis Points)
Core	$146	5	$411	30
A	305	20	231	34
B	300	72	150	100
C	436	70	204	99
I2	3	1	—	—

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.35% for Class A, 1.00% for Class B, 1.00% for Class C, and 0.25% for Class P. 12b-1 fees are not applicable for Class I, Class I2, and Class T. Effective May 1, 2009, TAM has contractually agreed to waive 0.10% of 12b-1 fees on Class A shares of Transamerica Short-Term Bond through March 1, 2011. Effective February 1, 2010, TAM has contractually agreed to waive 0.10% of 12b-1 fees on Class A shares of Transamerica Flexible Income through March 1, 2011.
Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2010, the underwriter commissions were as follows:

Transamerica AEGON High Yield Bond
Received by Underwriter	$201
Retained by Underwriter	36
Contingent Deferred Sales Charge	14

Transamerica Balanced
Received by Underwriter	$29
Retained by Underwriter	4
Contingent Deferred Sales Charge	11

Transamerica Diversified Equity
Received by Underwriter	$25
Retained by Underwriter	4
Contingent Deferred Sales Charge	4

Transamerica Flexible Income
Received by Underwriter	$142
Retained by Underwriter	26
Contingent Deferred Sales Charge	8

Transamerica Focus
Received by Underwriter	$15
Retained by Underwriter	2
Contingent Deferred Sales Charge	10

Transamerica Growth Opportunities
Received by Underwriter	$34
Retained by Underwriter	5
Contingent Deferred Sales Charge	7

Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	55

Transamerica Short-Term Bond
Received by Underwriter	$1,748
Retained by Underwriter	350
Contingent Deferred Sales Charge	184

Transamerica Small/Mid Cap Value
Received by Underwriter	$331
Retained by Underwriter	50
Contingent Deferred Sales Charge	52

Transamerica WMC Diversified Growth
Received by Underwriter	$126
Retained by Underwriter	19
Contingent Deferred Sales Charge	20

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.
Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. For the period ended April 30, 2010, the Funds paid TFS the following:

Fund	Fees
Transamerica AEGON High Yield Bond	$99
Transamerica Balanced	491
Transamerica Diversified Equity	526
Transamerica Flexible Income	58
Transamerica Focus	197
Transamerica Growth Opportunities	352
Transamerica Money Market	300
Transamerica Short-Term Bond	234
Transamerica Small/Mid Cap Value	461
Transamerica WMC Diversified Growth	1,126

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee was deemed to have been elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.
Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Fund. If retainers increased in the future, past accruals (and credits) would be adjusted upward so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred became payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus was allowed to serve as such.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
At April 30, 2010, the Funds’ liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees
Transamerica AEGON High Yield Bond	$1
Transamerica Balanced	—	(a)
Transamerica Diversified Equity	1
Transamerica Flexible Income	1
Transamerica Focus	—	(a)
Transamerica Growth Opportunities	1
Transamerica Money Market	—	(a)
Transamerica Short-Term Bond	—	(a)
Transamerica Small/Mid Cap Value	1
Transamerica WMC Diversified Growth	2

(a)	Rounds to less than $1.
Amounts deferred and accrued under the Emeritus Plan are claims against the general assets of Transamerica Funds.
The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Funds continue to pay any remaining benefits in accordance with the Plan, but no further compensation has been accrued.
Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the advisers for the period ended April 30, 2010.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2010 were as follows:

			Proceeds from maturities and
	Purchases of securities:		sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica AEGON High Yield Bond	$244,315	$—	$274,705	$—
Transamerica Balanced	348,929	9,622	93,594	13,279
Transamerica Diversified Equity	786,437	—	373,547	—
Transamerica Flexible Income	212,723	20,277	171,494	19,828
Transamerica Focus	95,674	—	46,472	—
Transamerica Growth Opportunities	148,766	—	66,972	—
Transamerica Money Market	—	—	—	—
Transamerica Short-Term Bond	1,124,890	17,412	346,444	17,465
Transamerica Small/Mid Cap Value	199,640	—	135,659	—
Transamerica WMC Diversified Growth	1,664,498	—	1,746,340	—
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
Transamerica Flexible Income:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. Throughout the period, the Fund held two forward contracts and one written option contract. These contracts were not held as of April 30, 2010. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign
exchange
Location	contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on transactions from foreign currency transactions	(7)
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net decrease in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(11)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica Short-Term Bond:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at year end is indicative of the volume held throughout the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

Interest
rate
Location	contracts
Liability derivatives
Accounts payable and accrued liabilities	(960) *

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

Location	Interest rate contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on transactions from futures contracts	(979)

Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net decrease in unrealized (depreciation) on futures contracts	(159)

NOTE 6. FEDERAL INCOME TAX MATTERS
The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken for all open tax years (2006 — 2008), or expected to be taken in the Funds’ 2009 tax returns, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to wash sales, structured notes, foreign bonds, swaps, net operating losses, distributions, passive foreign investment companies, capital loss carryforwards, and post-October loss deferrals.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. REORGANIZATION
Transamerica AEGON High Yield Bond:
On November 20, 2009, Transamerica AEGON High Yield Bond (formerly, Transamerica High Yield Bond) acquired all of the net assets of Transamerica Premier High Yield Bond Fund pursuant to a Plan of Reorganization. Transamerica AEGON High Yield Bond is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 10,998 shares of Transamerica AEGON High Yield Bond for 14,218 shares of Transamerica Premier High Yield Bond Fund outstanding on November 20, 2009. Transamerica Premier High Yield Bond Fund’s net assets at that date, $93,513, including $7,786 unrealized appreciation, were combined with those of Transamerica AEGON High Yield Bond. The aggregate net assets of Transamerica AEGON High Yield Bond immediately before the acquisition were $582,106; the combined net assets of Transamerica AEGON High Yield Bond immediately after the acquisition were $675,619. Shares issued with the acquisition were as follows:
Transamerica Premier High Yield Bond Fund

Classes	Shares	Amount
I2	4,928	$42,041
P	6,070	51,472
The exchange ratios of the reorganization for each class are as follows (Transamerica AEGON High Yield Bond shares issuable/ Transamerica Premier High Yield Bond Fund):
Transamerica Premier High Yield Bond Fund

Classes	Exchange Ratio
I2	0.77
P	0.78
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income	$25,108
Net realized and unrealized gain	43,202
Net increase in net assets resulting from operations	68,310
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Premier High Yield Bond Fund that have been included in the Fund’s Statement of Operations since November 20, 2009.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
Transamerica Balanced:
On November 13, 2009, Transamerica Balanced acquired all of the net assets of Transamerica Value Balanced and Transamerica Premier Balanced Fund pursuant to a Plan of Reorganization. Transamerica Balanced is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 16,603 shares of Transamerica Balanced for 2,784 shares of Transamerica Value Balanced and 13,545 shares of Transamerica Premier Balanced Fund outstanding on November 13, 2009. Transamerica Value Balanced’s net assets at that date, $28,129, including $4,036 unrealized appreciation, were combined with those of Transamerica Balanced. Transamerica Premier Balanced Fund’s net assets at that date, $281,788, including $32,655 unrealized appreciation, were combined with those of Transamerica Balanced. The aggregate net assets of Transamerica Balanced immediately before the acquisition were $98,823; the combined net assets of Transamerica Balanced immediately after the acquisition were $408,740. Shares issued with the acquisition were as follows:
Transamerica Value Balanced

Classes	Shares	Amount
A	1,014	$18,932
B	207	3,855
C	289	5,342
Transamerica Premier Balanced Fund

Class	Shares	Amount
P	15,093	$281,788
The exchange ratios of the reorganization for each class are as follows (Transamerica Balanced shares issuable/Transamerica Value Balanced):
Transamerica Value Balanced

Classes	Exchange Ratio
A	0.54
B	0.54
C	0.54
The exchange ratio of the reorganization for the class is as follows (Transamerica Balanced shares issuable/Transamerica Premier Balanced Fund):
Transamerica Premier Balanced Fund

Class	Exchange Ratio
P	1.11
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income	$3,485
Net realized and unrealized gain	53,067
Net increase in net assets resulting from operations	56,552
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Value Balanced and Transamerica Premier Balanced Fund that have been included in the Fund’s Statement of Operations since November 13, 2009.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
Transamerica Diversified Equity:
On November 13, 2009, Transamerica Diversified Equity acquired all of the net assets of Transamerica Science & Technology, Transamerica Templeton Global, Transamerica Premier Diversified Equity Fund and Transamerica Premier Institutional Diversified Equity Fund pursuant to a Plan of Reorganization. Transamerica Premier Diversified Equity Fund is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 35,310 shares of Transamerica Diversified Equity for 17,970 shares of Transamerica Science & Technology, 4,437 shares of Transamerica Templeton Global, 21,531 shares of Transamerica Premier Diversified Equity Fund and 216 shares of Transamerica Premier Institutional Diversified Equity Fund outstanding on November 13, 2009. Transamerica Science & Technology’s net assets at that date, $71,411, including $16,691 unrealized appreciation, were combined with those of Transamerica Diversified Equity. Transamerica Templeton Global’s net assets at that date, $103,595, including $5,276 unrealized appreciation, were combined with those of Transamerica Diversified Equity. Transamerica Premier Diversified Equity Fund’s net assets at that date, $276,775, including $29,067 unrealized appreciation, were combined with those of Transamerica Diversified Equity. Transamerica Premier Institutional Diversified Equity Fund’s net assets at that date, $2,115, including $346 unrealized appreciation, were combined with those of Transamerica Diversified Equity, which was newly organized on November 13, 2009; therefore, it had no assets before the acquisition. The combined net assets of Transamerica Diversified Equity immediately after the acquisition were $453,896. Shares issued with the acquisition were as follows:
Transamerica Science & Technology

Classes	Shares	Amount
A	500	$6,423
B	131	1,678
C	128	1,647
I2	4,796	61,663
Transamerica Templeton Global

Classes	Shares	Amount
A	6,267	$80,558
B	654	8,412
C	1,138	14,625
Transamerica Premier Diversified Equity Fund

Class	Shares	Amount
P	21,531	$276,775
Transamerica Premier Institutional Diversified Equity Fund

Class	Shares	Amount
I2	165	$2,115

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
The exchange ratios of the reorganization for each class are as follows (Transamerica Diversified Equity shares issuable/Transamerica Science & Technology):
Transamerica Science & Technology

Classes	Exchange Ratio
A	0.30
B	0.28
C	0.28
I2	0.31
The exchange ratios of the reorganization for each class are as follows (Transamerica Diversified Equity shares issuable/Transamerica Templeton Global):
Transamerica Templeton Global

Classes	Exchange Ratio
A	1.84
B	1.74
C	1.72
The exchange ratio of the reorganization for the class is as follows (Transamerica Diversified Equity shares issuable/Transamerica Premier Diversified Equity Fund):
Transamerica Premier Diversified Equity Fund

Class	Exchange Ratio
P	1.00
The exchange ratio of the reorganization for the class is as follows (Transamerica Diversified Equity shares issuable/Transamerica Premier Institutional Diversified Equity Fund):
Transamerica Premier Institutional Diversified Equity Fund

Class	Exchange Ratio
I2	0.76
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment loss	$(8)
Net realized and unrealized gain	91,423
Net increase in net assets resulting from operations	91,415
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Science & Technology, Transamerica Templeton Global, Transamerica Premier Diversified Equity Fund, and Transamerica Premier Institutional Diversified Equity Fund that have been included in the Fund’s Statement of Operations since November 13, 2009.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
Transamerica Flexible Income:
On November 13, 2009, Transamerica Flexible Income acquired all of the net assets of Transamerica Convertible Securities pursuant to a Plan of Reorganization. Transamerica Flexible Income is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 8,937 shares of Transamerica Flexible Income for 8,540 shares of Transamerica Convertible Securities outstanding on November 13, 2009. Transamerica Convertible Securities’s net assets at that date, $75,162, including $5,629 unrealized appreciation, were combined with those of Transamerica Flexible Income. The aggregate net assets of Transamerica Flexible Income immediately before the acquisition were $186,259; the combined net assets of Transamerica Flexible Income immediately after the acquisition were $261,421. Shares issued with the acquisition were as follows:
Transamerica Convertible Securities

Class	Shares	Amount
A	1,554	$13,041
B	294	2,469
C	717	5,997
I2	6,372	53,655
The exchange ratios of the reorganization for each class are as follows (Transamerica Flexible Income shares issuable/Transamerica Convertible Securities):
Transamerica Convertible Securities

Classes	Exchange Ratio
A	1.05
B	1.04
C	1.04
I2	1.05
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income	$7,134
Net realized and unrealized gain	18,611
Net increase in net assets resulting from operations	25,745
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Convertible Securities that have been included in the Fund’s Statement of Operations since November 13, 2009.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
Transamerica Focus:
On November 13, 2009, Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap) acquired all of the net assets of Transamerica Premier Focus Fund pursuant to a Plan of Reorganization. Transamerica Premier Focus Fund is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 6,344 shares of Transamerica Premier Focus for 6,344 shares of Transamerica Focus. As part of the acquisition Shareholders of the accounting survivor, Transamerica Premier Focus, received an additional 2,130 shares; resulting in a total shares of 5,802 of Transamerica Focus. Transamerica Focus’s net assets at that date, $72,239, including $4,752 unrealized appreciation, were combined with those of Transamerica Premier Focus Fund. The aggregate net assets of Transamerica Premier Focus Fund immediately before the acquisition was $68,302; the combined net assets of Transamerica Focus immediately after the acquisition was $140,541. Shares issued with the acquisition were as follows:
Transamerica Premier Focus Fund

Class	Shares	Amount
P	5,802	$68,302
Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap)

Class	Shares	Amount
A	3,369	$39,661
B	1,700	18,628
C	1,275	13,950
The exchange ratio of the reorganization for the class is as follows (Transamerica Focus shares issuable/Transamerica Premier Focus Fund):
Transamerica Premier Focus Fund

Class	Exchange Ratio
P	1.58
The exchange ratio of the reorganization for the class is as follows (Transamerica Focus shares issuable/ Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap)):
Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap)

Class	Exchange Ratio
A	1.00
B	1.00
C	1.00
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment loss	$(541)
Net realized and unrealized gain	21,124
Net increase in net assets resulting from operations	20,583
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Premier Focus Fund that have been included in the Fund’s Statement of Operations since November 13, 2009.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
Transamerica Growth Opportunities:
On November 13, 2009, Transamerica Growth Opportunities acquired all of the net assets of Transamerica Premier Growth Opportunities Fund pursuant to a Plan of Reorganization. Transamerica Growth Opportunities is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 12,010 shares of Transamerica Growth Opportunities for 4,478 shares of Transamerica Premier Growth Opportunities Fund outstanding on November 13, 2009. Transamerica Premier Growth Opportunities Fund’s net assets at that date, $96,199, including $12,641 unrealized appreciation, were combined with those of Transamerica Growth Opportunities. The aggregate net assets of Transamerica Growth Opportunities immediately before the acquisition were $197,060; the combined net assets of Transamerica Growth Opportunities immediately after the acquisition were $293,259. Shares issued with the acquisition were as follows:
Transamerica Premier Growth Opportunities Fund

Class	Shares	Amount
P	12,010	$96,199
The exchange ratio of the reorganization for the class is as follows (Transamerica Growth Opportunities shares issuable/Transamerica Premier Growth Opportunities Fund):
Transamerica Premier Growth Opportunities Fund

Class	Exchange Ratio
P	2.68
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment loss	$(255)
Net realized and unrealized gain	68,826
Net increase in net assets resulting from operations	68,571
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Premier Growth Opportunities Fund that have been included in the Fund’s Statement of Operations since November 13, 2009.
Transamerica Money Market:
On November 20, 2009, Transamerica Money Market acquired all of the net assets of Transamerica Premier Cash Reserve Fund pursuant to a Plan of Reorganization. Transamerica Money Market is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 43,668 shares of Transamerica Money Market for 43,668 shares of Transamerica Premier Cash Reserve Fund outstanding on November 20, 2009. Transamerica Premier Cash Reserve Fund’s net assets at that date, $43,668, were combined with those of Transamerica Money Market. The aggregate net assets of Transamerica Money Market immediately before the acquisition were $254,159; the combined net assets of Transamerica Money Market immediately after the acquisition were $297,827. Shares issued with the acquisition were as follows:
Transamerica Premier Cash Reserve Fund

Class	Shares	Amount
P	43,668	$43,668

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
The exchange ratio of the reorganization for the class is as follows (Transamerica Money Market shares issuable/Transamerica Premier Cash Reserve Fund):
Transamerica Premier Cash Reserve Fund

Class	Exchange Ratio
P	1.00
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income	$3
Net realized and unrealized gain	—
Net increase in net assets resulting from operations	3
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Premier Cash Reserve Fund that have been included in the Fund’s Statement of Operations since November 20, 2009.
Transamerica WMC Diversified Growth:
On November 13, 2009, Transamerica WMC Diversified Growth (formerly, Transamerica Equity) acquired all of the net assets of Transamerica Premier Equity Fund and Transamerica Premier Institutional Equity Fund pursuant to a Plan of Reorganization. Transamerica WMC Diversified Growth is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 66,720 shares of Transamerica WMC Diversified Growth for 25,932 shares of Transamerica Premier Equity Fund and 8,477 shares of Transamerica Premier Institutional Equity Fund outstanding on November 13, 2009. Transamerica Premier Equity Fund’s net assets at that date, $459,628, including $49,578 unrealized appreciation, were combined with those of Transamerica WMC Diversified Growth. Transamerica Premier Institutional Equity Fund’s net assets at that date, $80,466, including $7,579 unrealized appreciation, were combined with those of Transamerica WMC Diversified Growth. The aggregate net assets of Transamerica WMC Diversified Growth immediately before the acquisition were $1,167,181; the combined net assets of Transamerica WMC Diversified Growth immediately after the acquisition were $1,707,275. Shares issued with the acquisition were as follows:
Transamerica Premier Equity Fund

Class	Shares	Amount
P	56,955	$459,628
Transamerica Premier Institutional Equity Fund

Class	Shares	Amount
I2	9,765	$80,466
The exchange ratio of the reorganization for the class is as follows (Transamerica WMC Diversified Growth shares issuable/ Transamerica Premier Equity Fund):
Transamerica Premier Equity Fund

Class	Exchange Ratio
P	2.20

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. (continued)
The exchange ratio of the reorganization for the class is as follows (Transamerica WMC Diversified Growth shares issuable/ Transamerica Premier Institutional Equity Fund):
Transamerica Premier Institutional Equity Fund

Class	Exchange Ratio
I2	1.15
Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income	$936
Net realized and unrealized gain	209,814
Net increase in net assets resulting from operations	210,750
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Premier Equity Fund and Transamerica Premier Institutional Equity Fund that have been included in the Fund’s Statement of Operations since November 13, 2009.
NOTE 8. SUBSEQUENT EVENTS
At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on June 10, 2010, the Board approved a new transfer agency fee schedule. The new fee will be effective July 1, 2010.
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ Financial Statements.

Transamerica Funds	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by the Transamerica Funds’ Audit Committee, the Transamerica Funds’ Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending October 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
Transamerica Funds has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA DIVERSIFIED EQUITY
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board of Trustees (the “Board”) of Transamerica Funds held on July 21, 2009, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica Diversified Equity (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Funds and Transamerica Diversified Equity and TAM, as well as the proposed investment sub-advisory agreement (the “Investment Sub-Advisory Agreement”) of the New Series between TAM and Transamerica Investment Management, LLC (“TIM” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Management explained to the Board Members that the New Series would be substantially identical to and managed by the same team as Transamerica Premier Diversified Equity Fund (the “Model Fund”) and Transamerica Premier Institutional Equity Fund, each a series of Transamerica Investors, Inc., and would have the same investment objective. It was also reported that Management requested the creation of the New Series in order to reorganize Transamerica Templeton Global, Transamerica Science & Technology, Transamerica Premier Diversified Equity Fund and Transamerica Premier Institutional Diversified Equity Fund into a single portfolio. It was noted that the Board Members had separately considered and approved these reorganizations.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory Agreement and proposed Investment Sub-Advisory Agreement should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members, including the Independent Board Members, unanimously approved the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement.
In reaching their decision, the Board Members requested and obtained from TAM and TIM such information as they deemed reasonably necessary to evaluate the proposed agreements, noting that TAM and TIM currently manage the Model Fund and other funds within the Transamerica fund complex. In considering the proposed approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular item of information that was controlling of their decisions.
The nature, extent and quality of the advisory services to be provided. The Board Members considered the nature and quality of the services expected to be provided by TAM and TIM. They concluded that TAM and TIM are capable of providing high quality services to the New Series, as indicated by the nature and quality of services provided in the past by TAM for other series within the Transamerica fund complex and TIM’s management capabilities demonstrated with respect to other funds it manages within the Transamerica fund complex, including the Model Fund, and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TIM, TAM’s management oversight process and the professional qualifications and experience of TIM’s portfolio management team. The Board Members also noted that TAM and TIM have an established relationship and that the Board Members had recently performed a full annual review of the advisory and sub-advisory agreements for other funds managed by TAM and TIM, including the advisory and sub-advisory agreements for the Model Fund, which are similar to those of the New Series. The Board Members determined that TAM and TIM can provide investment and related services that are appropriate in scope and extent in light of each New Series operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the New Series. The New Series was not yet in existence and therefore had no historical performance for the Board Members to review. The Board Members noted, however, that the New Series had the same investment objective, main strategies and principal risks as the Model Fund, and thus the Board Members evaluated the investment performance of the Model Fund for comparison purposes. In this regard, the Board Members noted that the Model Fund had performed above the median of its peer universe of comparable mutual funds as prepared by Lipper over the one- and three-year periods ended March 31, 2009, and that the Model Fund had outperformed its benchmark over the one-, three-, five-, and ten-year periods ended March 31, 2009. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and TIM, the Board Members concluded that TAM and TIM were capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TAM’s and TIM’s performance records for the Model Fund indicate that their management of the New Series could benefit the New Series and its shareholders.
The fees and cost of advisory services provided and level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board Members to review. However, the Board Members reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series and other funds within the Transamerica fund complex at various asset levels. The Board Members noted that the investment advisory fees payable by the New Series would be lower than those paid by the Model Fund. Based on such information and the proposed management and sub-advisory fees for the New Series, the Board Members determined that the proposed management fees of the New Series and the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and TIM are appropriate in light of the services expected to be provided or procured.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA DIVERSIFIED EQUITY (continued)
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new Investment Advisory Agreement and Investment Sub-Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board Members took note of TAM’s and TIM’s pricing schedule and the proposed advisory fee and sub-advisory fee breakpoints as detailed in the materials provided to the Boards, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board Members concluded that the proposed fees and breakpoints should benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board also concluded that the New Series’ management fees appropriately reflect the New Series’ anticipated size, the current economic environment for TAM, the competitive nature of the mutual fund industry, and TAM’s pricing strategy. The Board Members also noted that, in the future, it would have the opportunity to periodically re-examine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and the fees payable by TAM to TIM.
Benefits to TAM or TIM and their affiliates from their relationship with the New Series. The Board Members took into consideration the character of the incidental benefits that may be received by TAM and TIM and their affiliates from their relationships with the New Series, including the potential use of portfolio brokerage transactions to pay for research services that TIM may enter into with regard to other funds that it sub-advises within the Transamerica fund complex, and concluded that such benefits are expected to be consistent with industry practice and the best interests of the New Series and its shareholders. The Board Members also considered the potential for increased visibility in the marketplace as a result of each of TAM’s and TIM’s relationship with the New Series.
Other considerations. The Board Members considered the investment objective of the New Series and the New Series’ investment strategy, and that the proposed New Series is one of a number of initiatives that are designed to streamline the Transamerica fund complex, to promote operating efficiencies, and to result in a more cohesive fund platform and that the New Series would serve as a shell for the reorganization of other funds, which they discussed separately and which they deemed to be in the best interests of the applicable funds and their shareholders. The Board Members determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered the procedures and policies in place by TAM to monitor compliance with applicable laws and regulations and oversee the portfolio management activities of TIM. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, as reflected by TAM’s expense limitation and fee waiver arrangements with the New Series that may result in TAM’s waiving management fees for the benefit of shareholders. In approving the New Series, the Board also considered the high quality of TIM’s portfolio management personnel who will manage the New Series under the Investment Sub-Advisory Agreement, and TIM’s overall portfolio management capabilities. The Board Members determined that TIM, too, has made substantial commitments to the recruitment and maintains the financial and operational resources reasonably necessary to maintain the New Series.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA FOCUS
(formerly, Transamerica Legg Mason Partners All Cap)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board of Trustees (the “Board”) of Transamerica Funds held on July 21, 2009, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM,” or “Management”): (i) to terminate ClearBridge Advisors, LLC (“ClearBridge”) as sub-adviser for Transamerica Legg Mason Partners All Cap (the “Fund”); (ii) to appoint Transamerica Investment Management, LLC (“TIM”) as the replacement sub-adviser to the Fund; and (iii) to rename the Fund to Transamerica Focus, respectively, and to change the investment objective and strategies of the fund to be consistent with those used for Transamerica Premier Focus Fund (“Premier Focus Fund”), a series of Transamerica Investors, Inc. managed by TIM.
Management provided the Board Members with an overview of the rationale for the proposed changes. Management also reviewed the distinctions between the portfolio management techniques used by ClearBridge in managing the Fund and by TIM in managing the Premier Focus Fund and stated that the Premier Focus Fund had outperformed the Fund over time, had a superior risk and reward profile to that of the Fund, and is the closest match for the Fund of all of the funds in the fund complex in terms of portfolio investments and management style. Management also discussed with the Board Members the requirement that the Fund’s shareholders approve TIM and the Fund’s new sub-advisory agreement with TIM, and stated that TAM planned on preparing a proxy statement.
The Board Members considered information with respect to TIM. The Board Members also considered arrangements between TIM and TAM, which are affiliated entities. The Board Members noted that TIM already serves as sub-adviser to Premier Focus Fund, among other funds in the Transamerica fund complex, that the proposed investment objective and strategies and related principal risks for the Fund will be the same as the investment objective and strategies and related principal risks used by TIM in managing Premier Focus Fund, and that the Board Members recently considered information regarding TIM when considering the renewal of the Premier Focus Fund’s sub-advisory agreement and certain other sub-advisory agreements with TIM. The Board Members considered the differences between the portfolio management approaches and styles of TIM and ClearBridge. The Board Members noted that, compared to its peers, Premier Focus Fund had performed above its competitive median over the one- and three-year periods ended March 31, 2009 and that Premier Focus Fund had outperformed its benchmark over the one-, three-, five- and ten-year periods ended March 31, 2009. The Board Members also reviewed and discussed information regarding TIM’s fees and TAM’s estimated profitability if TIM were appointed as sub-adviser to the Fund. The Board Members considered that, subject to shareholder approval of the proposed new sub-advisory agreement with TIM, at current asset levels the sub-advisory fee paid under the new sub-advisory agreements would be approximately the same as the aggregate sub-advisory fees paid under the current sub-advisory agreements with ClearBridge. The Board Members also noted that the Fund would bear a portion of the costs of obtaining shareholder approval of the proposed new sub-advisory agreement with TIM, but that these costs would be fairly allocated based on the expected benefits that will accrue to the Fund. The Board Members also discussed that they had previously considered the proposed reorganization of Premier Focus Fund with and into Transamerica Legg Mason Partners All Cap.
Based upon its review and the representations made to it and after consideration of the above factors, and such other factors and information as it deemed relevant, the Board Members, including the Independent Board Members, unanimously (i) authorized the termination of the sub-advisory agreement with ClearBridge, (ii) approved the new sub-advisory agreement for up to a two-year period, subject to approval of the shareholders of the Fund, with TIM, and (iii) approved the change in the name of the Fund and the change in the Fund’s objective and strategies.

Transamerica Funds	Semi-Annual Report 2010

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Portfolios and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Funds will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2010

Notice of privacy policy
(unaudited)
Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2010

P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service 1-888-233-4339
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc.

Class I2 Funds
Semi-Annual Report
April 30, 2010
www.transamericafunds.com
Customer Service 1-888-233-4339
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.
This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.
We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. Equity and fixed-income markets, while experiencing some periods of weakness, have generally produced positive results over the past six months as investors have become more optimistic regarding an economic recovery. The Federal Reserve has continued to keep the federal funds rate within a historically low range of 0%-0.25% in an ongoing effort to promote economic expansion. Credit markets have continued to rally, with some pauses, as more investors feel comfortable taking on some amount of credit risk. However, concerns over the impact of high government debt levels, particularly in the developed world, have arisen. This has begun to put pressure on some foreign currencies and foreign debt in Europe, particularly in Greece. In addition, while there have been incremental improvements in the labor markets, unemployment remains elevated and reached a level of 9.9% in April 2010. Following improved economic prospects, oil prices have risen modestly. For the six months ending April 30, 2010, the Dow Jones Industrial Average returned 14.87%, the Standard & Poor’s 500 Index returned 15.66%, and the Barclays Capital U.S. Aggregate Bond Index returned 2.54%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.
Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.
Sincerely,

John K. Carter	Christopher A. Staples
Chairman of the Board,	Vice President & Chief Investment Officer
President & Chief Executive Officer	Transamerica Funds
Transamerica Funds

Understanding Your Funds’ Expenses
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.
The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 invested at November 1, 2009 and held for the entire period until April 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio
Transamerica AllianceBernstein International Value	$1,000.00	$1,009.00	$4.73	$1,020.08	$4.76	0.95%
Transamerica BlackRock Global Allocation	1,000.00	1,071.10	4.42	1,020.53	4.31	0.86
Transamerica BlackRock Large Cap Value	1,000.00	1,133.40	4.34	1,020.73	4.11	0.82
Transamerica BlackRock Natural Resources	1,000.00	1,094.00	4.52	1,020.48	4.36	0.87
Transamerica BNY Mellon Market Neutral Strategy	1,000.00	984.60	13.97	1,010.71	14.21	2.84
Transamerica Federated Market Opportunity	1,000.00	957.50	4.22	1,020.48	4.36	0.87
Transamerica First Quadrant Global Macro	1,000.00	1,004.90	7.66	1,017.16	7.70	1.54
Transamerica JPMorgan Core Bond	1,000.00	1,035.60	2.47	1,022.36	2.46	0.49
Transamerica JPMorgan International Bond	1,000.00	959.00	2.87	1,021.87	2.96	0.59
Transamerica JPMorgan Mid Cap Value	1,000.00	1,239.70	4.89	1,020.43	4.41	0.88
Transamerica Loomis Sayles Bond	1,000.00	1,106.10	3.60	1,021.37	3.46	0.69
Transamerica Neuberger Berman International	1,000.00	1,086.30	5.43	1,019.59	5.26	1.05
Transamerica Oppenheimer Developing Markets	1,000.00	1,146.60	6.87	1,018.40	6.46	1.29
Transamerica Oppenheimer Small- & Mid-Cap Value	1,000.00	1,197.40	5.23	1,020.03	4.81	0.96
Transamerica Schroders International Small Cap	1,000.00	1,075.20	5.81	1,019.19	5.66	1.13
Transamerica Third Avenue Value	1,000.00	1,143.00	4.57	1,020.53	4.31	0.86
Transamerica Thornburg International Value	1,000.00	1,058.60	5.46	1,019.49	5.36	1.07
Transamerica UBS Large Cap Value	1,000.00	1,139.30	4.14	1,020.93	3.91	0.78
Transamerica Van Kampen Emerging Markets Debt	1,000.00	1,072.60	5.04	1,019.93	4.91	0.98
Transamerica Van Kampen Mid-Cap Growth	1,000.00	1,219.00	4.73	1,020.53	4.31	0.86
Transamerica Van Kampen Small Company Growth	1,000.00	1,165.50	5.42	1,019.79	5.06	1.01
Transamerica WMC Emerging Markets	1,000.00	1,114.10	7.34	1,017.85	7.00	1.40

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

Transamerica Funds	Semi-Annual Report 2010

Schedules of Investments Composition
At April 30, 2010
(The following charts summarize the Schedules of Investments of the funds by asset type)
(unaudited)
Transamerica AllianceBernstein International Value

Common Stocks	96.5%
Securities Lending Collateral	15.9
Repurchase Agreement	2.8
Other Assets and Liabilities — Net (a)	(15.2)

Total	100.0%

Transamerica BlackRock Global Allocation

Common Stocks	55.5%
Convertible Bonds	11.1
U.S. Government Obligations	9.9
Foreign Government Obligations	7.2
Short-Term U.S. Government Obligations	6.9
Corporate Debt Securities	4.5
Securities Lending Collateral	3.8
Investment Companies	3.4
Preferred Stocks	0.7
Convertible Preferred Stocks	0.3
Warrants	0.2
Rights	0.0	*
Purchased Options	0.0	*
Asset-Backed Security	0.0	*
Structured Notes Debt	0.0	*
Repurchase Agreement	0.0	*
Other Assets and Liabilities — Net (a)	(3.5)

Total	100.0%

Transamerica BlackRock Large Cap Value

Common Stocks	99.7%
Securities Lending Collateral	1.2
Short-Term Investment Company	0.2
Other Assets and Liabilities — Net	(1.1)

Total	100.0%

Transamerica BlackRock Natural Resources

Common Stocks	85.6%
Repurchase Agreement	15.0
Securities Lending Collateral	4.7
Other Assets and Liabilities — Net	(5.3)

Total	100.0%

Transamerica BNY Mellon Market Neutral Strategy

Common Stocks	94.6%
Repurchase Agreement	27.9
Common Stocks Sold Short	(95.0)
Other Assets and Liabilities — Net (a)	72.5

Total	100.0%

Transamerica Federated Market Opportunity

Common Stocks	36.1%
Repurchase Agreement	31.4
U.S. Government Obligations	11.1
Investment Companies	8.6
Foreign Government Obligations	7.3
Securities Lending Collateral	6.5
Purchased Options	3.1
Corporate Debt Securities	0.4
Other Assets and Liabilities — Net (a)	(4.5)

Total	100.0%

Transamerica First Quadrant Global Macro

Repurchase Agreement	82.1%
Short-Term U.S. Government Obligations	18.3
Purchased Options	0.5
Other Assets and Liabilities — Net (a)	(0.9)

Total	100.0%

Transamerica JPMorgan Core Bond

U.S. Government Obligations	39.9%
U.S. Government Agency Obligations	30.5
Repurchase Agreement	13.7
Corporate Debt Securities	9.2
Mortgage-Backed Securities	6.8
Asset-Backed Securities	0.7
Foreign Government Obligations	0.1
Municipal Government Obligation	0.0 *
Other Assets and Liabilities — Net	(0.9)

Total	100.0%

Transamerica JPMorgan International Bond

Foreign Government Obligations	64.2%
Corporate Debt Securities	24.7
Repurchase Agreement	1.2
Structured Note Debt	0.7
Mortgage-Backed Security	0.6
Short-Term Foreign Government Obligation	0.2
Asset-Backed Security	0.0 *
Other Assets and Liabilities — Net (a)	8.4

Total	100.0%

Transamerica JPMorgan Mid Cap Value

Common Stocks	96.8%
Securities Lending Collateral	11.3
Repurchase Agreement	3.4
Other Assets and Liabilities — Net	(11.5)

Total	100.0%

Transamerica Loomis Sayles Bond

Corporate Debt Securities	47.8%
Foreign Government Obligations	23.4
Mortgage-Backed Securities	7.8
Securities Lending Collateral	6.8
Convertible Bonds	6.7
Asset-Backed Securities	4.7
U.S. Government Obligation	2.4
Repurchase Agreement	2.3
Preferred Stocks	1.1
Convertible Preferred Stocks	1.1
Structured Notes Debt	1.0
Loan Assignment	0.6
Common Stocks	0.1
Preferred Corporate Debt Security	0.0 *
Other Assets and Liabilities — Net	(5.8)

Total	100.0%

Transamerica Neuberger Berman International

Common Stocks	97.7%
Securities Lending Collateral	12.3
Repurchase Agreement	2.0
Warrant	0.0 *
Other Assets and Liabilities — Net	(12.0)

Total	100.0%

Transamerica Funds	Semi-Annual Report 2010

Schedules of Investments Composition (continued)
At April 30, 2010
(The following charts summarize the Schedules of Investments of the funds by asset type)
(unaudited)
Transamerica Oppenheimer Developing Markets

Common Stocks	95.4%
Securities Lending Collateral	9.5
Repurchase Agreement	3.0
Preferred Stocks	1.8
Other Assets and Liabilities — Net	(9.7)

Total	100.0%

Transamerica Oppenheimer Small- & Mid-Cap Value

Common Stocks	96.0%
Repurchase Agreement	4.1
Securities Lending Collateral	3.1
Other Assets and Liabilities — Net	(3.2)

Total	100.0%

Transamerica Schroders International Small Cap

Common Stocks	96.9%
Securities Lending Collateral	9.4
Repurchase Agreement	3.8
Other Assets and Liabilities — Net	(10.1)

Total	100.0%

Transamerica Third Avenue Value

Common Stocks	87.4%
Securities Lending Collateral	9.1
Short-Term U.S. Government Obligation	6.4
Repurchase Agreement	6.0
Warrant	0.0 *
Other Assets and Liabilities — Net	(8.9)

Total	100.0%

Transamerica Thornburg International Value

Common Stocks	94.9%
Repurchase Agreement	2.9
Preferred Stock	1.0
Other Assets and Liabilities — Net (a)	1.2

Total	100.0%

Transamerica UBS Large Cap Value

Common Stocks	98.6%
Repurchase Agreement	1.4
Securities Lending Collateral	0.1
Other Assets and Liabilities — Net	(0.1)

Total	100.0%

Transamerica Van Kampen Emerging Markets Debt

Foreign Government Obligations	81.6%
Corporate Debt Securities	7.4
Securities Lending Collateral	7.1
Repurchase Agreement	3.9
Other Assets and Liabilities — Net	0.0 *

Total	100.0%

Transamerica Van Kampen Mid-Cap Growth

Common Stocks	98.4%
Securities Lending Collateral	25.5
Repurchase Agreement	2.0
Other Assets and Liabilities — Net	(25.9)

Total	100.0%

Transamerica Van Kampen Small Company Growth

Common Stocks	91.2%
Securities Lending Collateral	24.5
Repurchase Agreement	6.4
Preferred Stocks	2.4
Other Assets and Liabilities — Net	(24.5)

Total	100.0%

Transamerica WMC Emerging Markets

Common Stocks	94.6%
Repurchase Agreement	3.6
Investment Company	2.1
Preferred Stocks	1.5
Convertible Preferred Stock	0.7
Warrant	0.0 *
Other Assets and Liabilities — Net (a)	(2.5)

Total	100.0%

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currencies contracts, Futures contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

*	Amount rounds to less than 0.1%.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.5%
Australia - 5.8%
Australia & New Zealand Banking Group, Ltd.	175,700	$3,892
Bendigo and Adelaide Bank, Ltd.	155,800	1,409
BHP Billiton, Ltd.	23,700	866
Boral, Ltd.	94,174	509
Challenger Financial Services Group, Ltd.	268,400	1,019
Insurance Australia Group, Ltd.	242,100	851
Macquarie Group, Ltd. ^	68,300	3,114
National Australia Bank, Ltd.	176,221	4,502
Tabcorp Holdings, Ltd.	198,000	1,251
Telstra Corp., Ltd. ^	712,100	2,086
Austria - 0.6%
OMV AG	53,100	1,897
Bermuda - 1.3%
Esprit Holdings, Ltd.	429,694	3,081
Noble Group, Ltd.	586,000	1,271
Canada - 3.7%
Bombardier, Inc. — Class B ^	278,500	1,453
EnCana Corp.	60,800	2,011
Industrial Alliance Insurance & Financial Services, Inc.	35,100	1,211
Lundin Mining Corp. ‡	62,300	294
National Bank of Canada	20,700	1,265
Nexen, Inc.	135,992	3,307
Suncor Energy, Inc. ‡	86,988	2,976
Denmark - 2.2%
Carlsberg AS — Class B	42,125	3,405
Danske Bank A/S — Class R ‡	147,600	3,853
Finland - 1.5%
Nokia OYJ ‡^	424,000	5,184
France - 12.5%
BNP Paribas	65,252	4,482
Bouygues SA ‡^	66,400	3,290
Casino Guichard Perrachon SA ^	23,800	2,101
Cie de St-Gobain ^	63,300	3,125
Cie Generale de Geophysique-Veritas ‡	53,100	1,604
Credit Agricole SA	106,983	1,529
EDF SA ^	51,700	2,771
France Telecom SA	171,900	3,763
Klepierre REIT ^	38,900	1,341
Lagardere SCA ^	63,300	2,553
Sanofi-Aventis SA ‡^	80,700	5,505
Societe Generale	61,144	3,265
Vallourec SA ^	13,045	2,598
Vivendi SA ^	168,490	4,420
Germany - 10.6%
Allianz SE ‡^	58,600	6,717
Bayer AG ^	66,300	4,235
Bayerische Motoren Werke AG	98,400	4,867
Celesio AG ^	25,900	848
Deutsche Bank AG ^	69,100	4,823
E.ON AG ^	162,200	5,981
Muenchener Rueckversicherungs AG ^	21,000	2,960
RWE AG ^	37,550	3,089
ThyssenKrupp AG	68,600	2,231
Hong Kong - 0.6%
New World Development, Ltd. ‡	1,113,000	1,974
Italy - 4.3%
Banca Popolare di Milano Scarl	265,300	1,492
ENI SpA	175,700	3,927
Telecom Italia SpA ‡^	2,218,800	3,102
Telecom Italia SpA — RSP ‡	1,617,800	1,826
UniCredit SpA ‡	1,575,845	4,129
Japan - 24.3%
AEON Co., Ltd. ^	221,500	2,536
Air Water, Inc.	43,000	476
Asahi Breweries, Ltd.	122,200	2,195
East Japan Railway Co.	29,300	1,960
Elpida Memory, Inc. ‡	70,400	1,500

	Shares	Value

Japan - (continued)
ITOCHU Corp.	357,000	$3,093
Japan Tobacco, Inc.	1,165	4,037
JFE Holdings, Inc.	77,000	2,746
JX Holdings, Inc. ‡	252,500	1,409
KDDI Corp.	500	2,411
Konami Corp.	12,000	233
Konica Minolta Holdings, Inc.	78,000	987
Mitsubishi Corp.	159,800	3,785
Mitsubishi Gas Chemical Co., Inc.	234,000	1,411
Mitsubishi Materials Corp. ^	494,000	1,481
Mitsubishi Tanabe Pharma Corp. ^	96,000	1,270
Mitsubishi UFJ Financial Group, Inc.	226,100	1,178
Mitsui & Co., Ltd.	204,900	3,079
Mitsui Fudosan Co., Ltd.	213,000	3,944
Murata Manufacturing Co., Ltd. ^	57,800	3,421
Namco Bandai Holdings, Inc. ^	108,200	1,080
NGK Spark Plug Co., Ltd.	102,000	1,384
Nippon Telegraph & Telephone Corp.	102,300	4,164
Nippon Yusen KK	450,000	1,850
Nissan Motor Co., Ltd. ‡^	492,800	4,288
ORIX Corp. ^	46,580	4,257
Sharp Corp. ^	181,000	2,344
Sony Corp.	112,500	3,852
Sumitomo Mitsui Financial Group, Inc. ^	109,500	3,622
Sumitomo Realty & Development Co., Ltd.	98,000	2,011
Tokyo Electric Power Co., Inc.	111,800	2,806
Tokyo Gas Co., Ltd.	549,000	2,333
Toshiba Corp.	841,000	4,848
Jersey, Channel Islands - 0.6%
Informa PLC	348,200	2,102
Netherlands - 1.8%
Koninklijke DSM NV ^	44,100	1,970
Randstad Holding NV ‡	81,700	4,139
New Zealand - 0.2%
Telecom Corp. of New Zealand, Ltd.	541,985	840
Spain - 3.3%
Banco Santander SA ^	441,341	5,612
Telefonica SA	242,800	5,496
Sweden - 0.4%
Electrolux AB — Series B	55,300	1,422
Switzerland - 1.7%
Novartis AG	115,110	5,869
United Kingdom - 21.1%
AstraZeneca PLC	108,000	4,772
BAE Systems PLC	612,000	3,208
Barclays PLC	944,600	4,852
BP PLC	885,700	7,725
Eurasian Natural Resources Corp. PLC	28,000	525
Imperial Tobacco Group PLC	106,200	3,025
Kazakhmys PLC ‡	77,500	1,642
Marks & Spencer Group PLC	573,700	3,208
Old Mutual PLC ‡	1,588,100	2,803
Premier Foods PLC ‡	1,225,300	490
Rentokil Initial PLC ‡	1,001,700	1,943
Rio Tinto PLC	110,300	5,702
Rolls-Royce Group PLC ‡	411,000	3,621
Rolls-Royce Group PLC — Class C Ə ^	36,990,000	57
Royal Dutch Shell PLC — Class A ^	334,430	10,494
Thomas Cook Group PLC	322,400	1,223
Travis Perkins PLC ‡	95,300	1,231
TUI Travel PLC ^	406,500	1,734
Vodafone Group PLC	3,622,812	8,028
Xstrata PLC	290,770	4,770

Total Common Stocks (cost $347,304)		325,749

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 15.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.23% ▲	53,726,312	$53,726
Total Securities Lending Collateral (cost $53,726)

	Principal	Value

REPURCHASE AGREEMENT - 2.8%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $9,294 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 2.70% - 5.00%, due 10/01/2017 - 08/01/2030, and with a total value of $9,480.	$9,294	9,294
Total Repurchase Agreement (cost $9,294)

Total Investment Securities (cost $410,324) #		388,769
Other Assets and Liabilities — Net		(51,244)

Net Assets		$337,525

FORWARD FOREIGN CURRENCY CONTRACTS:

		Settlement	Amount in U.S.	Net Unrealized
Currency	(Sold)	Date	Dollars (Sold)	Appreciation

Euro	(1,685)	07/15/2010	$(2,254)	$10
Euro	(6,906)	07/15/2010	(9,288)	91

				$101

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	11.7%	$45,082
Oil, Gas & Consumable Fuels	8.7	33,746
Pharmaceuticals	5.5	21,651
Diversified Telecommunication Services	5.5	21,277
Metals & Mining	5.3	20,257
Insurance	3.7	14,542
Trading Companies & Distributors	3.1	12,459
Electric Utilities	2.9	11,558
Wireless Telecommunication Services	2.7	10,439
Automobiles	2.4	9,155
Media	2.3	9,075
Aerospace & Defense	2.2	8,339
Capital Markets	2.0	7,937
Real Estate Management & Development	2.0	7,929
Household Durables	1.9	7,618
Tobacco	1.8	7,062
Beverages	1.5	5,600
Communications Equipment	1.3	5,184
Computers & Peripherals	1.2	4,848
Food & Staples Retailing	1.2	4,637
Consumer Finance	1.1	4,257
Hotels, Restaurants & Leisure	1.1	4,208
Professional Services	1.1	4,139
Chemicals	1.0	3,857
Electronic Equipment & Instruments	0.9	3,421
Construction & Engineering	0.8	3,290
Multiline Retail	0.8	3,208
Building Products	0.8	3,125
Multi-Utilities	0.8	3,089
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Specialty Retail	0.8%	$3,081
Machinery	0.7	2,598
Gas Utilities	0.6	2,333
Road & Rail	0.5	1,960
Commercial Services & Supplies	0.5	1,943
Marine	0.5	1,850
Energy Equipment & Services	0.4	1,604
Semiconductors & Semiconductor Equipment	0.4	1,500
Auto Components	0.4	1,384
Real Estate Investment Trusts	0.3	1,341
Leisure Equipment & Products	0.3	1,080
Diversified Financial Services	0.3	1,019
Office Electronics	0.3	987
Health Care Providers & Services	0.2	848
Construction Materials	0.1	509
Food Products	0.1	490
Software	0.1	233

Investment Securities, at Value	83.8	325,749
Short-Term Investments	16.2	63,020

Total Investments	100.0%	$388,769

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $51,127.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security aggregated to $57, or 0.02% of the fund’s net assets.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $410,324. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,668 and $41,223, respectively. Net unrealized depreciation for tax purposes is $21,555.
DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$21,215	$17,593	$—	$38,808
Equities — Consumer Staples	12,284	5,505	—	17,789
Equities — Energy	19,031	16,318	—	35,349
Equities — Financials	30,756	51,354	—	82,110
Equities — Health Care	6,042	16,457	—	22,499
Equities — Industrials	25,224	14,480	—	39,704
Equities — Information Technology	10,988	5,184	—	16,172
Equities — Materials	19,047	5,576	—	24,623
Equities — Telecommunication Services	14,602	17,113	—	31,715
Equities — Utilities	5,139	11,841	—	16,980
Cash & Cash Equivalent — Repurchase Agreement	—	9,294	—	9,294
Cash & Cash Equivalent — Securities Lending Collateral	53,726	—	—	53,726

Total	$218,054	$170,715	$—	$388,769

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$101	$—	$101
Level 3 Rollforward

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	04/30/2010
Equities - Financials	$ ♦	$ (♦ )	$—	$—	$—	$—	$—
Foreign Equity - Industrials	$40	$(40)	$—	$—	$—	$—	$—

Total	$40	$(40)	$—	$—	$—	$—	$—

*	Other financial instruments are derivative instruments including, but not limited to Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 9.9%
United States - 9.9%
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027		$1,218	$1,325
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/2018		809	846
2.50%, 07/15/2016		3,185	3,541
U.S. Treasury Note
0.88%, 01/31/2012		891	891
1.38%, 02/15/2013 - 03/15/2013		8,599	8,592
2.13%, 11/30/2014		2,484	2,469
2.25%, 01/31/2015		2,686	2,676
2.38%, 02/28/2015		3,948	3,950
2.50%, 03/31/2015		3,402	3,419
2.63%, 12/31/2014 - 02/29/2016		6,275	6,336
2.75%, 02/15/2019		2,845	2,680
2.88%, 06/30/2010 F		2,797	2,809
3.63%, 02/15/2020		1,163	1,160
4.88%, 05/31/2011 F		5,650	5,917

Total U.S. Government Obligations (cost $45,985)			46,611

FOREIGN GOVERNMENT OBLIGATIONS - 7.2%
Australia - 0.2%
Australia Government Bond
5.75%, 06/15/2011 ^	AUD	1,145	1,074
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017 - 01/01/2021	BRL	12,525	6,421
Canada - 0.2%
Canadian Government Bond
4.00%, 09/01/2010 - 06/01/2016	CAD	1,165	1,176
France - 0.2%
Caisse d’Amortissement de la Dette Sociale
3.25%, 04/25/2013	EUR	250	349
4.00%, 10/25/2014	EUR	300	429
Germany - 2.6%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	1,480	2,062
4.00%, 01/04/2018	EUR	550	799
4.25%, 07/04/2017	EUR	1,550	2,291
Bundesschatzanweisungen
4.75%, 06/11/2010	EUR	1,339	1,791
Deutsche Bundesrepublik Inflation Linked
1.50%, 04/15/2016	EUR	321	452
Federal Republic of Germany
1.50%, 09/21/2012 - 144A ^		1,600	1,610
4.00%, 07/04/2016	EUR	2,250	3,280
Japan - 0.8%
Japan Government Bond
0.70%, 09/15/2010	JPY	74,450	794
Japanese Government CPI Linked Bond
0.80%, 09/10/2015 - 03/10/2016	JPY	235,641	2,460
1.00%, 06/10/2016	JPY	19,900	208
1.40%, 06/10/2018	JPY	44,772	472
Korea, Republic of - 0.2%
Export-Import Bank of Korea
4.13%, 09/09/2015 ^		$875	885
Malaysia - 0.2%
Republic of Malaysia
3.46%, 07/31/2013	MYR	217	69
3.76%, 04/28/2011	MYR	3,400	1,080

		Principal	Value

Netherlands - 0.1%
Netherlands Government Bond
3.75%, 07/15/2014	EUR	250	$359
New Zealand - 0.1%
Republic of New Zealand CPI Linked Bond
4.50%, 02/15/2016	NZD	400	436
Poland - 0.2%
Republic of Poland CPI Linked Bond
3.00%, 08/24/2016	PLN	2,927	988
Supranational - 0.2%
European Investment Bank
3.63%, 10/15/2011	EUR	296	409
4.38%, 04/15/2013	EUR	400	576
Turkey - 0.2%
Republic of Turkey
4.00%, 04/01/2020	TRY	376	250
10.00%, 01/09/2013	TRY	346	235
10.50%, 01/15/2020	TRY	491	329
United Kingdom - 0.6%
United Kingdom Gilt
4.25%, 03/07/2011	GBP	1,835	2,893
Vietnam - 0.0%¥
Socialist Republic of Vietnam
6.75%, 01/29/2020 - Reg S		$100	104

Total Foreign Government Obligations (cost $32,800)			34,281

ASSET-BACKED SECURITY - 0.0%¥
Cayman Islands - 0.0%¥
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, 12/15/2017		200	10
Total Asset-Backed Security (cost $177)

CORPORATE DEBT SECURITIES - 4.5%
Bermuda - 0.0%¥
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A		125	140
Brazil - 0.1%
Banco do Brasil SA
4.50%, 01/22/2015 - 144A		219	220
Banco Santander Brasil SA
4.50%, 04/06/2015 - 144A		165	160
BES Investimento do Brasil SA
5.63%, 03/25/2015 - 144A		100	97
Canada - 0.1%
Rogers Communications, Inc.
7.63%, 12/15/2011	CAD	500	531
Sino-Forest Corp.
10.25%, 07/28/2014 - 144A		$50	55
Cayman Islands - 0.1%
Cosan Finance, Ltd.
7.00%, 02/01/2017 - 144A		90	93
DBS Capital Funding Corp.
7.66%, 03/15/2011 - Reg S * Ž		42	44
Hutchison Whampoa, Ltd.
7.63%, 04/09/2019 - 144A		400	470
France - 0.2%
Cie de Financement Foncier
2.13%, 04/22/2013 - 144A		1,000	1,007
Hong Kong - 0.2%
Hutchison Whampoa International 03/33, Ltd.
6.25%, 11/24/2014 - Reg S		200	220
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Hong Kong - (continued)
Hutchison Whampoa International 09/16, Ltd.
4.63%, 09/11/2015 - 144A		$242	$251
4.63%, 09/11/2015 - Reg S		617	639
Indonesia - 0.2%
Bumi Resources PT
10.59%, 10/08/2010		500	500
Multi Daerah Bersaing PT
7.30%, 04/13/2012		500	500
Ireland - 0.3%
VIP Finance Ireland, Ltd. — Class B
9.13%, 04/30/2018 - 144A		1,208	1,376
Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
7.00%, 05/05/2020 - 144A		369	377
9.13%, 07/02/2018 - 144A		1,404	1,653
Korea, Republic of - 0.5%
Hana Bank
4.50%, 10/30/2015 - 144A		134	135
Hyundai Motor Manufacturing
4.50%, 04/15/2015 - 144A		248	250
Korea Development Bank
4.38%, 08/10/2015 ^		892	912
Korea Electric Power Corp.
5.13%, 04/23/2034 - Reg S		579	608
7.95%, 04/01/2096 *		448	321
Luxembourg - 0.7%
Evraz Group SA
8.25%, 11/10/2015 - Reg S		100	104
8.88%, 04/24/2013 - 144A		160	167
9.50%, 04/24/2018 - 144A		425	450
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A		752	769
7.50%, 07/18/2016 - 144A		200	214
7.88%, 03/13/2018 - 144A		947	1,023
UBS Luxembourg SA
8.25%, 05/23/2016 - Reg S		200	217
Malaysia - 0.2%
Johor Corp.
1.00%, 07/31/2012 §	MYR	2,896	1,046
Mexico - 0.2%
BBVA Bancomer, S.A.
7.25%, 04/22/2020 - 144A		$367	372
Petroleos Mexicanos
6.00%, 03/05/2020 - 144A		760	782
Singapore - 0.1%
Yanlord Land Group, Ltd.
9.50%, 05/04/2017 - 144A		370	367
Trinidad and Tobago - 0.0%¥
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A		185	216
United Arab Emirates - 0.0%¥
Abu Dhabi National Energy Co.
6.50%, 10/27/2036 - Reg S		100	95
United Kingdom - 0.2%
Lloyds TSB Bank PLC
13.00%, 01/21/2049 Ž	GBP	500	880
United States - 0.9%
Calpine Corp. Escrow
8.75%, 07/15/2013 Ə		2,142	♦
CF Industries Holdings, Inc.
7.13%, 05/01/2020		256	269

		Principal	Value

United States- (continued)
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A		$575	$607
Ford Motor Credit Co., LLC
7.00%, 04/15/2015		100	102
Kraft Foods, Inc.
2.63%, 05/08/2013		521	533
4.13%, 02/09/2016		934	958
Pemex Project Funding Master Trust
5.50%, 02/24/2025 - Reg S	EUR	610	791
Thermo Fisher Scientific, Inc.
3.20%, 05/01/2015		$234	235
Virgin Islands, British - 0.1%
Citic Resources Finance, Ltd.
6.75%, 05/15/2014 - 144A		331	338

Total Corporate Debt Securities (cost $19,076)			21,094

STRUCTURED NOTES DEBT - 0.0%¥
United States - 0.0%¥
Preferred Term Securities XXIV, Ltd.
03/22/2037 § ±		350	♦
Preferred Term Securities XXV, Ltd.
03/22/2037 § ±		175	♦
Preferred Term Securities XXVI, Ltd.
09/22/2037 - 144A § ±		190	♦
Preferred Term Securities XXVII, Ltd.
12/22/2037 Ə § ±		200	♦

Total Structure Notes Debt (cost $905)			♦

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Bermuda - 0.0%¥
Bunge, Ltd. 4.88%	1,390	117
Cayman Islands - 0.0%¥
XL Capital, Ltd. 10.75%	4,470	120
United States - 0.3%
El Paso Corp. 4.99%	685	719
Mylan, Inc. 6.50%	513	657

Total Convertible Preferred Stocks (cost $1,243)		1,613

PREFERRED STOCKS - 0.7%
Brazil - 0.6%
All America Latina Logistica SA 0.07% ▲	25,430	231
Cia Brasileira de Distribuicao Grupo Pao de Acucar	910	31
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.99% ▲	23,726	812
Itau Unibanco Holding SA 2.35% ▲	21,800	473
NET Servicos de Comunicacao SA	20,300	239
Usinas Siderurgicas de Minas Gerais SA 1.88% ▲	5,100	165
Vale SA 2.02% ▲	29,300	784
France - 0.0%¥
Cie Generale des Etablissements Michelin 1.87% ▲	1,513	223
Germany - 0.1%
Volkswagen AG 2.36% ▲ ^	4,380	423

Total Preferred Stocks (cost $2,824)		3,381

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 55.5%
Australia - 0.7%
BHP Billiton, Ltd.	41,989	$1,535
CSL, Ltd.	15,554	465
Newcrest Mining, Ltd.	8,423	254
Rio Tinto, Ltd. ^	3,592	235
Telstra Corp., Ltd.	89,746	263
Woodside Petroleum, Ltd.	11,995	497
Austria - 0.0%¥
Telekom Austria AG	8,386	111
Belgium - 0.1%
RHJ International ‡	50,600	433
RHJ International - 144A ‡	17,100	146
Bermuda - 0.7%
Arch Capital Group, Ltd. ‡^	3,575	270
Axis Capital Holdings, Ltd.	300	9
Cheung Kong Infrastructure Holdings, Ltd.	77,900	291
Cosan, Ltd. — Class A ‡	41,200	438
Endurance Specialty Holdings, Ltd. ^	10,386	382
Everest RE Group, Ltd.	2,006	154
Katanga Mining, Ltd. ‡	84,672	100
Nabors Industries, Ltd. ‡	3,632	78
Noble Group, Ltd.	107,869	234
PartnerRe, Ltd.	2,354	183
Platinum Underwriters Holdings, Ltd.	4,377	163
RenaissanceRe Holdings, Ltd.	4,388	246
Validus Holdings, Ltd.	7,817	200
VimpelCom, Ltd. ADR ‡	26,300	458
Brazil - 1.7%
Banco Santander Brasil SA ‡	18,900	218
Cia Energetica de Minas Gerais ADR^	7,664	124
Cyrela Brazil Realty SA	48,100	581
Hypermarcas SA ‡	90,000	1,243
MRV Engenharia e Participacoes SA	44,400	314
Petroleo Brasileiro SA ADR ‡	9,600	407
Petroleo Brasileiro SA — Class A ADR ‡	103,700	3,934
SLC Agricola SA	38,200	364
VIVO Participacoes SA ADR	31,800	842
Canada - 3.1%
Agrium, Inc. Ω	4,600	287
Alamos Gold, Inc.	29,700	441
Barrick Gold Corp.	37,295	1,624
BCE, Inc.	1,400	42
Canadian Natural Resources, Ltd.	8,000	615
Canadian Pacific Railway, Ltd.	15,134	891
Cenovus Energy, Inc.	600	18
Daylight Resources Trust	41,700	460
Eldorado Gold Corp. ‡	63,000	968
EnCana Corp.	600	20
Goldcorp, Inc.	46,200	1,996
Golden Star Resources, Ltd. ‡	23,800	108
Iamgold Corp.	106,275	1,900
Kinross Gold Corp.	101,864	1,943
New Gold, Inc. ‡	4,600	27
Potash Corp. of Saskatchewan, Inc.	2,100	232
Rogers Communications, Inc. — Class B	10,500	374

	Shares	Value

Canada - (continued)
Silver Wheaton Corp. ‡^	15,900	$310
Sino-Forest Corp. — Class A ‡^	32,600	580
Suncor Energy, Inc. ‡	8,615	295
Talisman Energy, Inc.	4,000	68
TELUS Corp. ‡	4,400	163
Thomson Reuters Corp. ‡	700	25
Viterra, Inc. ‡	12,500	106
Yamana Gold, Inc.	119,117	1,300
Cayman Islands - 0.6%
Chaoda Modern Agriculture Holdings, Ltd.	960,114	1,094
China Dongxiang Group Co.	254,000	172
China Huiyuan Juice Group, Ltd.	63,000	48
Garmin, Ltd. ‡^	973	36
Seagate Technology ‡	1,800	33
Tianjin Port Development Holdings, Ltd. ‡	1,572,600	442
XL Capital, Ltd. — Class A	62,618	1,115
Chile - 0.1%
Banco Santander Chile ADR	3,600	237
Sociedad Quimica y Minera de Chile SA ADR	6,000	216
China - 0.6%
China BlueChemical, Ltd.	288,500	181
China Communications Services Corp., Ltd. - Class H	5,000	3
China Life Insurance Co., Ltd. ADR	5,733	388
China Life Insurance Co., Ltd. — Class H	74,400	342
China Pacific Insurance Group Co., Ltd.	35,800	150
China Shenhua Energy Co., Ltd. — Class H	182,800	784
China South Locomotive and Rolling Stock Corp.	129,900	98
China Telecom Corp., Ltd.	386,000	177
Dongfeng Motor Group Co., Ltd. — Class H	32,700	46
Guangshen Railway Co., Ltd.	522,700	203
Jiangsu Expressway Co., Ltd. — Class H	44,700	42
Ping An Insurance Group Co. of China, Ltd. - Class H	24,300	207
Sinopharm Group Co. — Class H	46,500	210
Xiamen International Port Co., Ltd. — Class H	494,200	92
Zhongsheng Group Holdings, Ltd. ‡	69,600	97
Cyprus - 0.0%¥
AFI Development PLC GDR ‡	47,100	96
Egypt - 0.1%
Telecom Egypt	167,430	556
Finland - 0.0%¥
Fortum OYJ ^	8,978	232
France - 0.6%
AXA SA ^	8,666	172
AXA SA ADR	500	10
Cie Generale D’optique Essilor International SA ^	11,461	699
France Telecom SA	27,017	591
Sanofi-Aventis SA ‡	3,000	205
Sanofi-Aventis SA ADR ‡	700	24
Thales SA	4,300	160
Total SA	13,708	745
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Germany - 0.2%
Allianz SE ‡^	2,216	$254
Bayer AG ^	5,171	330
Bayer AG ADR	300	19
Bayerische Motoren Werke AG ^	3,100	153
Guernsey, Channel Islands - 0.0%¥
Amdocs, Ltd. ‡	1,143	37
Hong Kong - 1.1%
Beijing Enterprises Holdings, Ltd.	235,389	1,523
Cheung Kong Holdings, Ltd.	27,500	339
China Mobile, Ltd.	70,700	693
China Unicom, Ltd.	80,000	100
Denway Motors, Ltd. Ə	432,900	255
Hutchison Whampoa, Ltd.	51,600	354
Link REIT	300,600	741
Ports Design, Ltd.	1,300	3
Shanghai Industrial Holdings, Ltd.	17,300	75
Shougang Concord International Enterprises Co., Ltd.	529,400	96
Tianjin Development Holdings	991,800	623
Wharf Holdings, Ltd.	66,025	358
India - 0.7%
Adani Power, Ltd. ‡	120,621	340
Bharat Heavy Electricals, Ltd.	12,300	683
Container Corp., of India	3,800	111
Hindustan Unilever, Ltd.	25,000	134
Housing Development Finance Corp.	4,200	265
Larsen & Toubro, Ltd.	8,500	306
Reliance Industries, Ltd. ‡	30,000	691
State Bank of India, Ltd.	11,900	613
Indonesia - 0.1%
Bumi Resources PT	983,901	253
Telekomunikasi Indonesia PT	469,600	405
Ireland - 0.1%
Accenture PLC — Class A	745	33
Covidien PLC	8,525	409
Ingersoll-Rand PLC	900	33
Warner Chilcott PLC — Class A ‡	1,200	34
Israel - 0.2%
Check Point Software Technologies ‡^	1,200	43
Teva Pharmaceutical Industries, Ltd. ADR	14,240	836
Italy - 0.1%
Assicurazioni Generali SpA ^	3,800	80
Intesa Sanpaolo SpA ‡	51,700	171
Japan - 6.7%
Astellas Pharma, Inc.	7,400	259
Bank of Kyoto, Ltd.	27,600	243
Canon, Inc. ^	18,900	865
Coca-Cola Central Japan Co., Ltd.	7,431	96
Coca-Cola West Co., Ltd.	22,371	396
Daihatsu Motor Co., Ltd.	18,100	175
Daikin Industries, Ltd.	1,800	68
Daiwa House Industry Co., Ltd.	27,400	295
Denso Corp.	10,400	304
East Japan Railway Co.	13,401	897
Fanuc, Ltd.	2,500	295
Fuji Heavy Industries, Ltd. ‡	72,000	403

	Shares	Value

Japan - (continued)
Fujitsu, Ltd. ^	16,700	$117
Futaba Industrial Co., Ltd. ‡^	22,500	182
Hitachi Chemical Co., Ltd. ^	16,200	352
Hokkaido Coca-Cola Bottling Co., Ltd.	6,800	34
Honda Motor Co., Ltd.	15,900	538
Hoya Corp.	27,700	766
JGC Corp.	30,000	519
KDDI Corp.	227	1,094
Kinden Corp.	23,000	204
Kirin Holdings Co., Ltd.	41,300	591
Kubota Corp.	97,900	860
Kuraray Co., Ltd.	18,700	245
Kyowa Hakko Kirin Co., Ltd. ^	25,700	270
Mikuni Coca-Cola Bottling Co., Ltd.	17,400	138
Mitsubishi Corp.	65,800	1,559
Mitsubishi Tanabe Pharma Corp. ^	13,000	172
Mitsubishi UFJ Financial Group, Inc.	108,600	565
Mitsui & Co., Ltd.	71,600	1,076
Mitsui O.S.K. Lines, Ltd.	38,600	289
MS&AD Insurance Group Holdings	50,610	1,455
Murata Manufacturing Co., Ltd. ^	8,300	491
NGK Insulators, Ltd. ^	9,900	195
Nintendo Co., Ltd. ^	1,000	336
Nippon Electric Glass Co., Ltd.	6,500	100
Nippon Telegraph & Telephone Corp.	11,900	484
NKSJ Holdings, Inc. ‡	101,430	736
Nomura Holdings, Inc. ^	50,100	346
NTT DoCoMo, Inc.	958	1,491
NTT Urban Development Corp.	155	150
Okumura Corp. ^	75,400	256
Rinnai Corp. ^	3,500	172
ROHM Co., Ltd.	5,000	371
Sekisui House, Ltd.	70,000	667
Seven & I Holdings Co., Ltd.	28,800	736
Shimachu Co., Ltd.	3,900	81
Shin-Etsu Chemical Co., Ltd.	22,000	1,268
Shionogi & Co., Ltd. ^	15,000	271
Sony Corp. ADR	900	31
Sony Financial Holdings, Inc. ^	30	108
Sumitomo Chemical Co., Ltd.	300,400	1,419
Sumitomo Electric Industries, Ltd. ‡	9,700	119
Sumitomo Mitsui Financial Group, Inc. ^	11,300	374
Suzuki Motor Corp.	45,600	958
Tadano, Ltd. ^	8,000	43
TDK Corp.	4,300	275
Terumo Corp. ^	3,300	168
Toda Corp.	67,700	245
Toho Co., Ltd. ^	18,700	322
Tokio Marine Holdings, Inc. ^	53,900	1,606
Tokyo Gas Co., Ltd.	141,000	599
Toyota Industries Corp.	24,837	724
Toyota Motor Corp.	11,900	460
UBE Industries, Ltd.	115,400	292
West Japan Railway Co.	90	327
Jersey, Channel Islands - 0.0%¥
Shire PLC ADR	500	33
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Kazakhstan - 0.3%
KazMunaiGas Exploration Production GDR ‡	49,200	$1,206
Korea, Republic of - 1.0%
Cheil Industries, Inc.	4,100	294
Korean Reinsurance Co.	4,665	41
KT Corp. ADR	28,900	653
KT&G Corp.	9,500	480
LG Corp. ‡	4,000	273
LG Display Co., Ltd. ‡	8,500	361
LS Cable, Ltd. ‡	4,000	326
Meritz Fire & Marine Insurance Co., Ltd.	4,763	31
Paradise Co., Ltd. ‡	26,639	78
POSCO	700	314
POSCO ADR	3,200	359
Samsung Electronics Co., Ltd.	1,250	950
Samsung Fine Chemicals Co., Ltd.	6,500	311
SK Telecom Co., Ltd.	3,160	493
Luxembourg - 0.0%¥
Millicom International Cellular SA	500	44
Malaysia - 0.5%
Axiata Group BHD ‡	193,500	236
British American Tobacco Malaysia BHD ‡	18,300	252
Genting Malaysia BHD	119,294	108
IOI Corp. BHD	61,398	104
PLUS Expressways BHD	418,881	451
Telekom Malaysia BHD	86,000	93
Tenaga Nasional BHD	137,657	366
YTL Power International BHD	1,021,505	700
Mexico - 0.2%
America Movil SAB de CV ADR	13,200	680
Fomento Economico Mexicano SAB de CV ADR	3,200	151
Netherlands - 0.2%
Koninklijke KPN NV	16,491	247
Koninklijke Philips Electronics NV	7,500	253
Koninklijke Philips Electronics NV — Class Y	1,800	60
Unilever NV	5,700	172
Norway - 0.1%
DnB NOR ASA ^	4,300	51
Statoil ASA	20,100	486
Panama - 0.2%
McDermott International, Inc. ‡	35,259	966
Philippines - 0.1%
First Gen Corp. ‡	49,608	11
Philippine Long Distance Telephone Co. ADR	4,100	231
Russian Federation - 1.5%
Kuzbassrazrezugol ‡	820,060	410
LSR Group GDR ‡	78,700	669
Magnitogorsk Iron & Steel Works GDR	14,700	199
MMC Norilsk Nickel ADR ‡	39,234	740
Novorossiysk Commercial Sea Port PJSC GDR ‡	83,200	1,111
Polyus Gold Co. ADR	34,300	850
Rosneft Oil Co. GDR	27,600	221

	Shares	Value

Russian Federation - (continued)
Rushydro ‡	1,050,759	$60
Rushydro ADR ‡	308,946	1,791
Sberbank of Russian Federation	298,100	790
Surgutneftegaz ADR	22,700	215
Uralkali GDR ‡	1,400	30
Singapore - 0.8%
Capitaland, Ltd.	16,350	44
DBS Group Holdings, Ltd.	22,000	242
Fraser and Neave, Ltd.	127,800	454
Keppel Corp., Ltd.	88,000	625
MobileOne, Ltd.	158,030	245
Oversea-Chinese Banking Corp.	100,000	635
Parkway Holdings, Ltd.	186,420	456
Parkway Life REIT ‡	6,732	7
SembCorp Marine, Ltd. ^	68,100	208
Singapore Press Holdings, Ltd. ^	63,000	188
Singapore Telecommunications, Ltd.	307,750	679
United Overseas Bank, Ltd.	12,000	176
South Africa - 0.1%
Anglo Platinum, Ltd. ‡	1,435	156
Gold Fields, Ltd. ADR	9,300	125
Impala Platinum Holdings, Ltd.	4,900	138
Sasol, Ltd.	3,200	129
Spain - 0.2%
Iberdrola Renovables SA ^	29,300	114
Telefonica SA	15,669	354
Telefonica SA ADR	4,000	271
Switzerland - 1.1%
ACE, Ltd.	24,179	1,287
Credit Suisse Group AG ‡	7,180	330
Credit Suisse Group AG ADR ‡	1,000	46
Nestle SA	23,837	1,166
Noble Corp. ‡	786	31
Novartis AG	8,988	458
Roche Holding AG	2,825	446
Transocean, Ltd. Ω ‡	5,582	405
Tyco Electronics, Ltd.	3,932	126
Tyco International, Ltd.	3,859	150
UBS AG ‡	22,200	343
Weatherford International, Ltd. ‡	13,388	242
Zurich Financial Services AG	1,461	324
Taiwan - 0.9%
Asustek Computer, Inc.	104,116	201
Catcher Technology Co., Ltd.	34,100	90
Cheng Shin Rubber Industry Co., Ltd.	65,000	140
Chunghwa Telecom Co., Ltd.	146,396	287
Chunghwa Telecom Co., Ltd. ADR	30,488	596
Compal Electronics, Inc.	74,000	103
Delta Electronics, Inc.	157,541	521
Far EasTone Telecommunications Co., Ltd.	176,000	214
High Tech Computer Corp.	42,250	566
Hon Hai Precision Industry Co., Ltd.	73,252	344
Mediatek, Inc.	13,000	220
Taiwan Cement Corp.	354,960	319
Taiwan Semiconductor Manufacturing Co., Ltd.	277,888	544
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Thailand - 0.2%
Hana Microelectronics PCL	125,158	$92
PTT Chemical PCL	24,866	80
PTT PCL	38,097	303
Siam Commercial Bank PCL	148,575	376
Turkey - 0.3%
Bim Birlesik Magazalar AS	5,700	319
Tupras Turkiye Petrol Rafine	13,800	307
Turk Telekomunikasyon AS	76,100	284
Turkcell Iletisim Hizmet AS	32,700	212
Turkiye Garanti Bankasi AS	100,400	485
United Kingdom - 1.8%
Anglo American PLC ‡	15,700	667
Antofagasta PLC	18,800	285
AstraZeneca PLC ADR	1,100	49
BG Group PLC	14,000	238
BP PLC	66,269	578
BP PLC ADR	2,100	110
British American Tobacco PLC	8,006	252
Diageo PLC ADR	18,500	1,260
Ensco PLC ADR	800	38
Guinness Peat Group PLC	463,094	295
HSBC Holdings PLC	163,300	1,664
HSBC Holdings PLC ADR	6,100	310
Lloyds TSB Group PLC ‡	555,516	556
Prudential PLC	11,000	97
Royal Dutch Shell PLC — Class A ADR	3,831	240
Standard Chartered PLC	10,700	285
Unilever PLC	8,586	258
Unilever PLC ADR	6,700	202
Vodafone Group PLC	326,122	723
Vodafone Group PLC ADR^	21,461	476
United States - 28.5%
3M Co.	8,966	795
Abbott Laboratories	22,796	1,166
Advance Auto Parts, Inc.	781	35
Advanced Micro Devices, Inc. Ω ‡	28,800	261
AES Corp. ‡	1,948	22
Aetna, Inc.	24,942	737
Alliance Resource Partners, LP	4,697	228
Allstate Corp.	5,752	188
Altria Group, Inc.	22,094	468
American Commercial Lines, Inc. ‡^	8,377	171
American Tower Corp. — Class A ‡	3,500	143
American Water Works Co., Inc.	5,138	112
AmerisourceBergen Corp. — Class A	7,986	246
Amgen, Inc. ‡	10,936	627
Amphenol Corp. — Class A ^	1,518	70
Anadarko Petroleum Corp.	10,876	676
Analog Devices, Inc.	2,646	79
AOL, Inc. ‡	745	17
Apache Corp.	6,863	698
Apple, Inc. Ω ‡	12,500	3,264
Ascent Media Corp. ‡^	50	1
AT&T, Inc.	108,819	2,836
Bank of America Corp.	148,293	2,644
Bank of New York Mellon Corp.	46,079	1,434
Baxter International, Inc.	4,010	189
Biogen Idec, Inc. ‡	608	32

	Shares	Value

United States - (continued)
BMC Software, Inc. ‡^	1,669	$66
Boeing Co.	14,685	1,063
Boston Scientific Corp. ‡	30,188	208
Bristol-Myers Squibb Co.	133,722	3,383
Broadcom Corp. — Class A	5,090	176
Bunge, Ltd.	7,174	380
CA, Inc.	42,275	964
Cablevision Systems Corp. — Class A	1,400	38
Capital One Financial Corp.	800	35
Cardinal Health, Inc.	983	34
CareFusion Corp. ‡	1,271	35
CenturyTel, Inc. ^	6,808	232
Cephalon, Inc. ‡^	500	32
CF Industries Holdings, Inc. Ω	8,321	696
Chesapeake Energy Corp. ^	9,161	218
Chevron Corp.	31,991	2,605
Chubb Corp.	9,310	492
Cigna Corp.	10,491	336
Cisco Systems, Inc. ‡	62,320	1,678
Citigroup, Inc. ‡	320,776	1,402
CMS Energy Corp. ^	8,339	135
CNA Financial Corp. ‡^	200	6
Coca-Cola Co.	7,526	403
Cognizant Technology Solutions Corp. — Class A ‡^	2,604	133
Colgate-Palmolive Co.	7,729	650
Comcast Corp. — Class A	72,271	1,426
Comerica, Inc.	988	41
Complete Production Services, Inc. ‡	14,937	225
Computer Sciences Corp. ‡	2,270	119
Comverse Technology, Inc. ‡	30,028	276
ConAgra Foods, Inc.	6,760	165
ConocoPhillips	24,646	1,459
Consol Energy, Inc.	34,800	1,555
Constellation Brands, Inc. — Class A ‡	5,473	100
Constellation Energy Group, Inc.	900	32
Corning, Inc. Ω	79,912	1,538
Crown Holdings, Inc. ‡	8,186	213
CVS Caremark Corp.	16,521	610
Darden Restaurants, Inc.	800	36
DaVita, Inc. ‡	6,549	409
Dell, Inc. Ω ‡	54,773	886
Devon Energy Corp.	11,405	768
DIRECTV — Class A ‡	15	1
Discovery Communications, Inc. ‡^	882	32
DISH Network Corp. — Class A	8,700	193
Dow Chemical Co.	29,361	905
Dr. Pepper Snapple Group, Inc.	4,737	155
DTE Energy Co. ^	800	39
E.I. du Pont de Nemours & Co.	17,542	699
Eastman Chemical Co. ^	600	40
Eaton Corp.	518	40
eBay, Inc. ‡	12,893	307
El Paso Corp. ^	80,365	972
Electronic Arts, Inc. ‡	20,727	401
Eli Lilly & Co.	8,235	288
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States - (continued)
EMC Corp. ‡	29,591	$563
Endo Pharmaceuticals Holdings, Inc. ‡^	2,530	55
Entergy Corp.	6,357	517
Exco Resources, Inc. ^	25,200	467
Exelon Corp.	8,400	366
Expedia, Inc.	1,400	33
Extreme Networks ‡^	808	3
Exxon Mobil Corp.	74,996	5,087
Family Dollar Stores, Inc.	600	24
Fidelity National Financial, Inc. — Class A	44,536	676
Fidelity National Information Services, Inc. ^	2,741	72
Fluor Corp.	400	21
FMC Corp. ^	18,600	1,184
Forest Laboratories, Inc. ‡	3,715	101
FPL Group, Inc.	13,821	719
Freeport-McMoRan Copper & Gold, Inc.	9,430	712
Gap, Inc.	1,483	37
General Communication, Inc. — Class A ‡^	7,724	48
General Electric Co.	163,673	3,087
General Mills, Inc.	4,630	330
Genzyme Corp. ‡	11,343	604
Gilead Sciences, Inc. ‡	15,395	611
Global Industries, Ltd. ‡^	57,833	387
Google, Inc. — Class A ‡	2,913	1,531
Halliburton Co.	16,292	499
Hanesbrands, Inc. ‡	762	22
Harris Corp.	1,179	61
Hartford Financial Services Group, Inc.	5,800	166
Healthsouth Corp. ‡^	10,120	207
Hess Corp.	7,493	476
Hewitt Associates, Inc. — Class A ‡^	797	33
Hewlett-Packard Co.	22,320	1,160
HJ Heinz Co. ^	5,347	251
Hologic, Inc. ‡^	52,393	936
Hospira, Inc. ‡	700	38
Humana, Inc. ‡^	9,583	438
Intel Corp.	41,039	937
International Business Machines Corp.	24,100	3,109
International Game Technology	20,827	439
International Paper Co.	6,276	168
Intuit, Inc. ‡	1,000	36
ITT Corp.	600	33
JDS Uniphase Corp. ‡	3,682	48
Johnson & Johnson	42,891	2,758
JPMorgan Chase & Co. Ω	67,591	2,878
KBR, Inc.	9,500	210
Kimberly-Clark Corp.	500	31
King Pharmaceuticals, Inc. ‡^	3,816	37
Kraft Foods, Inc. — Class A	34,417	1,018
L-3 Communications Holdings, Inc. ^	100	9
Lexmark International, Inc. — Class A ‡	11,700	433
Liberty Media Corp. — Capital ‡	4	♦
Liberty Media Corp. — Interactive ‡	567	9
Liberty Media Corp. — Starz ‡	1	♦

	Shares	Value

United States - (continued)
Life Technologies Corp. ‡^	5,694	$312
Limited. Brands, Inc.	1,400	38
Lockheed Martin Corp.	10,373	881
Lorillard, Inc.	2,551	200
LSI Corp. ‡	2,588	16
Lubrizol Corp.	406	37
Manpower, Inc.	100	6
Marathon Oil Corp.	25,588	823
Mattel, Inc. Ω	20,100	463
McDonald’s Corp.	8,456	597
McGraw-Hill Cos., Inc.	700	24
McKesson Corp.	6,570	426
Mead Johnson Nutrition Co. — Class A	14,636	755
MeadWestvaco Corp.	1,229	33
Medco Health Solutions, Inc. ‡	11,788	695
Medtronic, Inc.	28,178	1,231
Memc Electronic Materials, Inc. ‡^	1,948	25
Merck & Co., Inc.	52,248	1,831
MetLife, Inc. Ω	7,717	352
Mettler-Toledo International, Inc. ‡^	1,489	187
Microsoft Corp.	149,526	4,566
Molson Coors Brewing Co. — Class B	800	35
Morgan Stanley	21,791	659
Motorola, Inc. ‡	53,367	377
Murphy Oil Corp.	3,510	211
Mylan, Inc. ‡	1,600	35
National Oilwell Varco, Inc.	16,759	739
National Semiconductor Corp. ^	2,249	33
Newmont Mining Corp.	28,389	1,592
News Corp. — Class A	25,480	393
NII Holdings, Inc. ‡	1,000	42
Northern Trust Corp. ^	18,937	1,041
Northrop Grumman Corp.	9,075	616
Novell, Inc. ‡	7,234	41
NRG Energy, Inc. ‡	5,680	138
Occidental Petroleum Corp.	11,105	985
Oracle Corp.	58,538	1,513
Pall Corp.	2,303	90
Parker Hannifin Corp.	600	42
PerkinElmer, Inc.	7,967	200
Perrigo Co.	8,100	494
Pfizer, Inc.	137,543	2,300
PharMerica Corp. ‡^	283	5
Philip Morris International, Inc.	13,854	680
Pitney Bowes, Inc. ^	1,391	35
Polo Ralph Lauren Corp. — Class A ^	400	36
Polycom, Inc. ‡^	22,300	726
PPG Industries, Inc.	600	42
PPL Corp.	7,271	180
Praxair, Inc.	3,097	259
Precision Castparts Corp.	4,510	579
Pride International, Inc. ‡	1,000	30
Principal Financial Group, Inc.	5,287	154
Procter & Gamble Co.	29,814	1,853
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States - (continued)
Progressive Corp.	12,332	$248
QUALCOMM, Inc.	44,634	1,728
Qwest Communications International, Inc.	104,196	545
Ralcorp Holdings, Inc. ‡	1,024	68
Raytheon Co.	5,407	315
Reynolds American, Inc.	300	16
Ross Stores, Inc.	708	39
RR Donnelley & Sons Co.	1,387	30
Ryder System, Inc.	855	40
Safeway, Inc. ^	1,365	32
SanDisk Corp. ‡	1,200	48
Sara Lee Corp.	51,372	731
Schlumberger, Ltd.	14,704	1,051
Seahawk Drilling, Inc. ‡	53	1
Sears Holdings Corp. ‡	400	48
Smith International, Inc.	2,783	133
Sohu.com, Inc. ‡	1,600	77
Southern Co.	2,837	98
Spirit Aerosystems Holdings, Inc. — Class A ‡^	28,801	639
Sprint Nextel Corp. ‡	46,537	198
St. Joe Co. ‡^	13,953	461
State Street Corp.	14,982	652
Stryker Corp.	700	40
SUPERVALU, Inc.	2,749	41
Target Corp.	700	40
Tellabs, Inc.	3,095	28
Teradata Corp. ‡	2,003	58
Texas Instruments, Inc.	18,873	491
Thermo Fisher Scientific, Inc. ‡	9,370	517
Time Warner Cable, Inc. ^	2,058	116
Time Warner, Inc.	8,200	271
TJX Cos., Inc.	800	37
Total System Services, Inc. ^	2,932	47
Transatlantic Holdings, Inc.	2,831	141
Travelers Cos., Inc.	17,167	870
U.S. Bancorp	38,696	1,036
Unifi, Inc. ‡^	23,200	89
Union Pacific Corp.	22,069	1,670
United Technologies Corp.	2,652	199
UnitedHealth Group, Inc. Ω	28,620	867
Unum Group	1,700	42
URS Corp. ‡	700	36
Valero Energy Corp.	13,111	273
VeriSign, Inc. ‡^	1,268	35
Verizon Communications, Inc.	74,018	2,138
Viacom, Inc. — Class B ‡	26,801	947
WABCO Holdings, Inc. ‡	100	3
Wal-Mart Stores, Inc.	32,366	1,737
Waters Corp. ‡^	6,117	440
Watson Pharmaceuticals, Inc. ‡	900	39
WellPoint, Inc. Ω ‡	19,415	1,046
Wells Fargo & Co.	89,423	2,961
Western Digital Corp. ‡	3,338	137
Whirlpool Corp.	400	44
Windstream Corp. ^	6,785	75
Xerox Corp.	60,863	663

	Shares	Value

United States - (continued)
Xilinx, Inc.	1,323	$34
XTO Energy, Inc.	8,942	425

Total Common Stocks (cost $242,806)		262,169

INVESTMENT COMPANIES - 3.4%
United States - 3.3%
Consumer Staples Select Sector SPDR Fund	20,500	566
Energy Select Sector SPDR Fund	31,200	1,869
Financial Select Sector SPDR Fund	74,400	1,202
Health Care Select Sector SPDR Fund	20,500	634
iShares Dow Jones U.S. Telecommunications Sector Index Fund	11,300	230
iShares Silver Trust ^	44,600	815
SPDR Gold Trust	64,282	7,417
SPDR KBW Bank Trust	3,800	105
SPDR KBW Regional Banking Trust	10,549	295
Technology Select Sector SPDR Fund	53,800	1,261
Telecom HOLDRs Trust ^	4,600	110
Utilities Select Sector SPDR Fund	40,800	1,243
Vanguard Telecommunication Services ETF	400	23
Vietnam - 0.1%
Dragon Capital — Vietnam Enterprise Investments, Ltd.	51,468	135
Vinaland, Ltd.	436,400	415

Total Investment Companies (cost $13,515)		16,320

RIGHT - 0.0%¥
Brazil - 0.0%¥
Cia Brasileira de Distribuicao Grupo Pao de Acucar ‡ Ə	103	♦
Total Right (cost $♦)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0%¥
Call Options - 0.0%¥
Apple, Inc.	$800	18
Call Strike $250.00
Expires 07/17/2010
Apple, Inc.	400	13
Call Strike $250.00
Expires 10/16/2010

Total Purchased Options (cost $19)		31

		Principal	Value

CONVERTIBLE BONDS - 11.1%
Bermuda - 0.4%
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 §	SGD	1,400	204
GOME Electrical Appliances Holdings, Ltd.
Zero Coupon, 05/18/2014	CNY	6,100	907
Pine Agritech, Ltd.
Zero Coupon, 07/27/2012	CNY	6,500	752
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Canada - 0.5%
Daylight Resources Trust
6.25%, 12/31/2014	CAD	145	$154
Petrobakken Energy, Ltd.
3.13%, 02/08/2016 — Reg S		$900	895
Sino-Forest Corp.
5.00%, 08/01/2013 - 144A §		1,125	1,268
Cayman Islands - 1.4%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012		600	271
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010	CNY	2,700	81
Siem Industries, Inc.
Zero Coupon, 07/12/2017		$400	411
Subsea 7, Inc.
Zero Coupon, 06/29/2017		200	205
2.80%, 06/06/2011		500	511
Transocean, Inc.
1.50%, 12/15/2037		3,168	3,050
1.63%, 12/15/2037		946	929
Zeus Cayman
Zero Coupon, 08/19/2013 ^	JPY	127,000	1,315
China - 0.1%
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	4,060	575
Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
3.25%, 06/27/2013	EUR	1,000	1,402
Hong Kong - 0.0%¥
Hongkong Land CB 2005, Ltd.
2.75%, 12/21/2012 — Reg S		$100	143
Hungary - 0.1%
Magyar Nemzeti Vagyonkezel Zrt
4.40%, 09/25/2014	EUR	200	286
India - 1.4%
Gujarat NRE Coke, Ltd.
Zero Coupon, 04/12/2011		$200	388
Housing Development Finance Corp.
Zero Coupon, 09/27/2010		300	591
Jaiprakash Associates, Ltd.
Zero Coupon, 09/12/2012		102	133
Punj Lloyd, Ltd.
Zero Coupon, 04/08/2011		200	228
Ranbaxy Laboratories, Ltd.
Zero Coupon, 03/18/2011		327	396
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A §		640	662
Reliance Communications, Ltd.
Zero Coupon, 05/10/2011 - 03/06/2012		2,050	2,369
Suzlon Energy, Ltd.
Zero Coupon, 07/25/2014 ±		592	542
Zero Coupon, 06/12/2012		325	343
Zero Coupon, 10/11/2012		500	517
Tata Steel, Ltd.
1.00%, 09/05/2012		300	363

		Principal	Value

Japan - 0.1%
Nagoya Railroad Co., Ltd.
Zero Coupon, 03/30/2012	JPY	3,000	$33
Suzuki Motor Corp.
Zero Coupon, 03/29/2013	JPY	50,000	546
Jersey, Channel Islands - 0.8%
Aldar Funding, Ltd.
5.77%, 11/10/2011		$225	225
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012		2,740	2,509
Fresenius Finance Jersey, Ltd.
5.63%, 08/14/2011	EUR	50	77
Shire PLC
2.75%, 05/09/2014		$1,000	1,001
Luxembourg - 0.0%¥
Acergy SA
2.25%, 10/11/2013		100	108
Actelion Finance SCA
Zero Coupon, 11/22/2011	CHF	125	119
Malaysia - 0.7%
Berjaya Land BHD
8.00%, 08/15/2011	MYR	1,240	398
Cherating Capital, Ltd.
2.00%, 07/05/2012 *		$500	569
IOI Capital BHD
Zero Coupon, 12/18/2011		445	555
IOI Resources Labuan BHD
Zero Coupon, 01/15/2013		650	665
Paka Capital, Ltd.
Zero Coupon, 03/12/2013		200	206
Rafflesia Capital, Ltd.
1.25%, 10/04/2011 *		900	1,129
Netherlands - 0.1%
Pargesa Netherlands NV
1.75%, 06/15/2014	CHF	475	415
Singapore - 1.2%
Capitaland, Ltd.
2.10%, 11/15/2016	SGD	750	539
2.95%, 06/20/2022	SGD	2,000	1,309
3.13%, 03/05/2018	SGD	1,750	1,298
Keppel Land, Ltd.
2.50%, 06/23/2013	SGD	400	296
Olam International, Ltd.
6.00%, 10/15/2016		$400	457
Wilmar International, Ltd.
Zero Coupon, 12/18/2012		400	571
Yanlord Land Group, Ltd.
5.85%, 07/13/2014	SGD	1,000	754
Ying Li International Real Estate Ltd
4.00%, 03/03/2015	SGD	750	482
Spain - 0.1%
Telvent GIT SA
5.50%, 04/15/2015 - 144A		$339	358
United States - 3.9%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015		3,815	3,678
Amgen, Inc.
0.38%, 02/01/2013		1,431	1,440
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States - (continued)
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014	$462	$407
Archer-Daniels-Midland Co.
0.88%, 02/15/2014	153	150
Cell Genesys, Inc.
3.13%, 05/01/2013 Ə	21	13
Central European Distribution Corp.
3.00%, 03/15/2013	61	55
Chesapeake Energy Corp.
2.25%, 12/15/2038	1,332	984
2.50%, 05/15/2037	1,107	912
Gilead Sciences, Inc.
0.63%, 05/01/2013	256	301
Gilead Sciences, Inc.
0.50%, 05/01/2011	146	161
Helix Energy Solutions Group, Inc.
3.25%, 12/15/2025	200	183
Hologic, Inc.
2.00%, 12/15/2037 *	1,941	1,747
Intel Corp.
2.95%, 12/15/2035	773	783
3.25%, 08/01/2039 - 144A	1,146	1,402
Kinetic Concepts, Inc.
3.25%, 04/15/2015 - 144A	110	116
King Pharmaceuticals, Inc.
1.25%, 04/01/2026	194	174
LifePoint Hospitals, Inc.
3.25%, 08/15/2025 ^	348	344
3.50%, 05/15/2014	82	85
McMoRan Exploration Co.
5.25%, 10/06/2011	170	173
Medtronic, Inc.
1.50%, 04/15/2011	133	134
1.63%, 04/15/2013	973	1,030
Mylan, Inc.
1.25%, 03/15/2012 ^	880	974
Omnicare, Inc.
3.25%, 12/15/2035	346	296
Omnicom Group, Inc.
Zero Coupon, 07/31/2032 - 07/01/2038	467	464
SanDisk Corp.
1.00%, 05/15/2013	1,160	1,028
SBA Communications Corp.
1.88%, 05/01/2013	251	263
4.00%, 10/01/2014 - 144A	213	284
Sonosite, Inc.
3.75%, 07/15/2014	208	226
St. Mary Land & Exploration Co.
3.50%, 04/01/2027	32	37

Total Convertible Bonds (cost $45,185)		52,354

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.9%
U.S. Treasury Bill
0.12%, 05/13/2010 ▲	$2,002	$2,002
0.13%, 05/20/2010- 05/27/2010 ▲	2,672	2,672
0.14%, 06/03/2010 - 06/10/2010 ▲	16,186	16,183
0.15%, 06/17/2010 - 07/08/2010 ▲	3,826	3,825
0.16%, 07/15/2010 - 08/05/2010 ▲	8,096	8,094

Total Short-Term U.S. Government Obligations (cost $32,776)		32,776

	Shares	Value

WARRANTS - 0.2%
United States - 0.2%
Bank of America Corp. ‡
Expiration: 01/16/2019
Exercise Price: $13.30	31,900	319
Ford Motor Co. ‡
Expiration: 01/11/2013
Exercise Price: $9.20	43,117	225
JPMorgan Chase & Co. ‡
Expiration: 10/28/2018
Exercise Price: $42.42	11,399	158
Canada - 0.0%¥
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	31
Peak Gold, Ltd. ‡
Expiration: 04/03/2012
Exercise Price: $15.00	41,000	2

Total Warrants (cost $637)		735

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23%▲	18,051,070	18,051

Total Securities Lending Collateral (cost $18,051)

	Principal	Value

REPURCHASE AGREEMENT - 0.0%¥
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $44 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $48.	$44	44
Total Repurchase Agreement (cost $44)

Total Investment Securities (cost $456,043) #		489,470
Other Assets and Liabilities — Net		(16,364)

Net Assets		$473,106

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value

WRITTEN OPTIONS - (0.1%) ∆
Put Options - (0.0%)¥
Apple, Inc.	$ (♦ )	$(5)
Put Strike $230.00
Expires 10/16/2010
Apple, Inc.	(1)	(6)
Put Strike $240.00
Expires 07/17/2010
Call Options - (0.1%)
Advanced Micro Devices, Inc.	(29)	(41)
Call Strike $8.00
Expires 07/17/2010
Agrium, Inc.	(4)	(37)
Call Strike $60.00
Expires 01/22/2011
Apple, Inc.	(1)	(7)
Call Strike $280.00
Expires 07/17/2010
Apple, Inc.	(♦ )	(6)
Call Strike $290.00
Expires 10/16/2010
CF Industries Holdings, Inc.	(2)	(6)
Call Strike $85.00
Expires 05/22/2010
CF Industries Holdings, Inc.	(6)	(38)
Call Strike $90.00
Expires 11/20/2010

	Notional
	Amount	Value

Corning, Inc.	(11)	(34)
Call Strike $16.00
Expires 05/22/2010
Corning, Inc.	(5)	(4)
Call Strike $19.00
Expires 05/22/2010
Dell, Inc.	(11)	(30)
Call Strike $15.00
Expires 01/22/2011
JPMorgan Chase & Co.	(18)	(27)
Call Strike $44.00
Expires 06/19/2010
Mattel, Inc.	(20)	(30)
Call Strike $22.50
Expires 07/17/2010
MetLife, Inc.	(3)	(18)
Call Strike $41.00
Expires 06/19/2010
Transocean, Ltd.	(1)	(5)
Call Strike $85.00
Expires 01/22/2011
UnitedHealth Group, Inc.	(7)	(12)
Call Strike $30.00
Expires 06/19/2010
WellPoint, Inc.	(7)	(6)
Call Strike $60.00
Expires 06/19/2010

Total Written Options (Premiums: $331)		(312)

SWAP AGREEMENTS:
TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE:

	Floating	Maturity		Currency	Notional	Market	Premiums	Unrealized
Reference Entity	Rate	Date	Counterparty	Code	Amount	Value	Paid	Appreciation

MSCI Daily TR EuropeEx UK USD	0.25%	09/01/2010	DUB	USD	$4,366	$118	$—	$118
FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts ┌	Expiration Date	(Depreciation)

DAX Index	9	06/18/2010	$28
DJ Euro Stoxx 50 Index	85	06/18/2010	(88)
FTSE 100 Index	1	06/18/2010	(3)
Hang Seng Index	(6)	05/28/2010	(6)
IBEX 35 Index	(6)	05/21/2010	82
MSCI Taiwan Index	(9)	05/28/2010	(1)
Nikkei 225 Index	(33)	06/10/2010	(82)
S&P 500 Index	(9)	06/17/2010	(39)
S&P TSE 60 Index	(3)	06/17/2010	(6)
SGX MSCI Singapore Index	(9)	05/27/2010	(2)

			$(117)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chinese Yuan Renminbi	2,941	10/13/2010	440	$(5)
Euro	(224)	05/06/2010	(300)	1
Euro	(745)	05/06/2010	(992)	♦
Euro	587	05/07/2010	784	(2)
Euro	(663)	05/07/2010	(881)	(2)
Euro	(741)	05/07/2010	(986)	(1)
Euro	663	05/07/2010	885	(3)
Euro	(369)	05/14/2010	(485)	(7)
Euro	748	05/14/2010	1,019	(22)
Euro	1,095	05/14/2010	1,493	(34)
Euro	(621)	05/21/2010	(822)	(6)
Euro	(552)	05/21/2010	(744)	10
Euro	(552)	05/21/2010	(745)	10
Japanese Yen	(65,041)	05/13/2010	(700)	7
Japanese Yen	(282,440)	06/04/2010	(3,006)	(1)
Pound Sterling	(1,097)	05/06/2010	(1,669)	(9)
Republic of Korea Won	1,276,911	05/10/2010	1,136	17
Republic of Korea Won	228,010	05/10/2010	203	3
South African Rand	(3,328)	05/06/2010	(455)	5

				$(39)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Euro	224	05/14/2010	$(6)
Sell	Swiss Franc	(321)	05/14/2010	5
Buy	Swiss Franc	869	05/14/2010	(1)
Sell	Euro	(606)	05/14/2010	3

				$1

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

U.S. Government Obligation	9.5%	$46,611
Oil, Gas & Consumable Fuels	9.1	42,739
Foreign Government Obligation	7.0	34,281
Metals & Mining	5.0	23,243
Capital Markets	4.0	19,860
Pharmaceuticals	4.0	19,424
Commercial Banks	3.6	17,731
Diversified Financial Services	3.5	15,955
Insurance	2.9	13,465
Wireless Telecommunication Services	2.7	13,040
Diversified Telecommunication Services	2.6	12,908
Industrial Conglomerates	2.5	12,819
Food Products	2.5	12,485
Computers & Peripherals	2.5	11,706
Semiconductors & Semiconductor Equipment	2.1	10,000
Energy Equipment & Services	1.8	8,844
Chemicals	1.8	8,692
Software	1.6	8,003
Real Estate Management & Development	1.6	7,666
Health Care Equipment & Supplies	1.4	7,283
Health Care Providers & Services	1.3	6,627
Communications Equipment	1.3	6,463
Electric Utilities	1.3	6,373
Food & Staples Retailing	1.1	4,775
Biotechnology	1.0	4,693
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Media	0.9%	$4,680
Aerospace & Defense	0.9	4,461
Automobiles	0.9	4,432
Road & Rail	0.8	4,403
Electronic Equipment & Instruments	0.7	3,588
Beverages	0.6	3,462
Trading Companies & Distributors	0.6	3,009
Household Products	0.5	2,668
Electrical Equipment	0.5	2,530
Tobacco	0.5	2,348
Transportation Infrastructure	0.5	2,138
Paper & Forest Products	0.4	2,104
Construction & Engineering	0.4	2,025
Internet Software & Services	0.4	1,967
Machinery	0.3	1,937
Life Sciences Tools & Services	0.3	1,891
Hotels, Restaurants & Leisure	0.3	1,737
Auto Components	0.3	1,576
Household Durables	0.3	1,531
Office Electronics	0.2	1,528
Specialty Retail	0.2	1,271
Construction Materials	0.2	988
Thrifts & Mortgage Finance	0.2	856
IT Services	0.2	795
Real Estate Investment Trusts	0.2	748
Independent Power Producers & Energy Traders	0.1	657
Textiles, Apparel & Luxury Goods	0.1	616
Gas Utilities	0.1	599
Building Products	0.1	550
Leisure Equipment & Products	0.1	463
Marine	0.1	460
Multi-Utilities	0.0	¥269
Containers & Packaging	0.0	¥213
Water Utilities	0.0	¥112
Multiline Retail	0.0	¥112
Commercial Services & Supplies	0.0	¥65
Internet & Catalog Retail	0.0	¥42
Consumer Finance	0.0	¥35
Derivative	0.0	¥31
Asset-Backed Security	0.0	¥10
Professional Services	0.0	¥6

Investment Securities, at Value	89.6	438,599
Short-Term Investments	10.4	50,871

Total Investments	100.0%	$489,470

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $17,431.

¥	Amount rounds to less than 0.1%.

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

§	Illiquid. These securities aggregated to $3,180, or 0.67%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $268, or 0.06% of the fund’s net assets.

♦	Amount rounds to less than $1.

‡	Non-income producing security.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $456,043. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $54,212 and $20,785, respectively. Net unrealized appreciation for tax purposes is $33,427.

F	Cash in the amount of $232 and all or a portion of these securities, in the amount of $3,872, have been segregated with the broker to cover margin requirements for open futures contracts.

Ω	A portion of these securities, in the amount of $3,973, have been segregated with the broker to cover open written options.

┌	Contract amounts are not in thousands.

∆	Cash in the amount of $298 has been segregated with the broker to cover open written options.

±	Restricted security. At 04/30/2010, the fund owned the following securities (representing 0.11% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Value		Price*

Preferred Term Securities XXIV, Ltd. 03/22/2037	12/13/2006	$350	$343	$	♦	$0.01
Preferred Term Securities XXV, Ltd. 03/22/2037	03/15/2007	175	173		♦	0.01
Preferred Term Securities XXVI, Ltd. 09/22/2037	06/20/2007	190	188		♦	0.01
Preferred Term Securities XXVII, Ltd. 12/22/2037	09/14/2007	200	200		♦	0.01
Suzlon Energy, Ltd., Zero Coupon 07/25/2014	07/21/2009	592	617		542	0.92

*	Price not rounded to thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $17,435, or 3.69%, of the fund’s net assets.

ADR	American Depositary Receipt

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

CPI	Consumer Price Index

DUB	Deutsche Bank AG

ETF	Exchange-Traded Fund

EUR	Euro

GBP	Pound Sterling

GDR	Global Depositary Receipt

HKD	Hong Kong Dollar

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

MYR	Malaysian Riggit

NZD	New Zealand Dollar

PLN	Polish Zloty

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

SGD	Singapore Dollar

SPDR	Standard & Poor’s Depositary Receipt

TRY	Turkish New Lira
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$12,000	$1,815	$—	$13,815
Equities — Consumer Staples	17,226	3,234	—	20,460
Equities — Energy	31,123	4,614	—	35,737
Equities — Financials	35,196	7,000	—	42,196
Equities — Health Care	27,372	3,269	—	30,641
Equities — Industrials	23,027	7,749	—	30,776
Equities — Information Technology	33,262	3,540	—	36,802
Equities — Materials	26,037	3,540	—	29,577
Equities — Purchased Options	31	—	—	31
Equities — Telecommunication Services	15,161	5,747	—	20,908
Equities — Utilities	4,944	2,042	—	6,986
Fixed Income — Asset-Backed Security	—	10	—	10
Fixed Income — Consumer Discretionary	—	2,646	—	2,646
Fixed Income — Consumer Staples	—	5,279	—	5,279
Fixed Income — Energy	—	13,980	—	13,980
Fixed Income — Financials	—	19,666	—	19,666
Fixed Income — Foreign Government Obligation	—	34,281	—	34,281
Fixed Income — Health Care	—	9,276	—	9,276
Fixed Income — Industrials	—	4,410	—	4,410
Fixed Income — Information Technology	—	7,248	—	7,248
Fixed Income — Materials	—	4,881	—	4,881
Fixed Income — Short-Term U.S. Government Obligation	—	32,776	—	32,776
Fixed Income — Telecommunication Services	—	5,039	—	5,039
Fixed Income — U.S. Government Obligation	—	46,611	—	46,611
Fixed Income — Utilities	—	1,023	♦	1,023
Investment Company — Energy	1,869	—	—	1,869
Investment Company — Financials	14,451	—	—	14,451
Cash & Cash Equivalent — Repurchase Agreement	—	44	—	44
Cash & Cash Equivalent — Securities Lending Collateral	18,051	—	—	18,051

Total	$259,750	$229,720	$—	$489,470

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Total Return Swap — Appreciation	$—	$118	$—	$118
Forward Foreign Currency Contracts — Appreciation	—	61	—	61
Forward Foreign Currency Contracts — Depreciation	—	(99)	—	(99)
Futures Contracts — Appreciation	—	110	—	110
Futures Contracts — Depreciation	—	(227)	—	(227)

Total	$—	$(37)	$—	$(37)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Option	$—	$(312)	$—	$(312)
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	04/30/2010

Equities - Industrials	$1	$—	$—	$—	$(1)	$—	$—
Fixed Income - Utilities	$—	$ ♦	$—	$—	$—	$—	$ ♦

Total	$1	$1	$—	$—	$(1)	$—	$ ♦

*	Other financial instruments are derivative instruments including, but not limited to Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.7%
Aerospace & Defense - 4.8%
General Dynamics Corp.	132,000	$10,080
L-3 Communications Holdings, Inc.	92,000	8,608
Northrop Grumman Corp.	146,500	9,937
Raytheon Co.	115,000	6,705
Biotechnology - 0.6%
Amgen, Inc. ‡	72,000	4,130
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	101,000	14,665
Chemicals - 3.1%
Ashland, Inc.	22,000	1,310
E.I. du Pont de Nemours & Co.	267,000	10,637
Eastman Chemical Co.	27,000	1,807
Huntsman Corp.	87,000	993
Lubrizol Corp.	20,100	1,816
RPM International, Inc.	77,000	1,700
Valspar Corp.	128,000	4,009
Commercial Banks - 0.4%
Wells Fargo & Co.	94,000	3,112
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	137,000	5,347
Pitney Bowes, Inc. ∧	190,000	4,826
RR Donnelley & Sons Co.	74,000	1,590
Computers & Peripherals - 2.3%
Lexmark International, Inc. — Class A ‡	212,000	7,854
Seagate Technology ‡	349,000	6,411
Western Digital Corp. ‡	42,000	1,726
Construction & Engineering - 0.2%
KBR, Inc.	59,300	1,309
Consumer Finance - 1.2%
Capital One Financial Corp.	178,000	7,727
SLM Corp. ‡	98,000	1,200
Containers & Packaging - 2.6%
Ball Corp.	28,100	1,495
Bemis Co., Inc.	203,000	6,173
Packaging Corp. of America	146,000	3,611
Sonoco Products Co.	50,000	1,657
Temple-Inland, Inc.	260,000	6,063
Diversified Consumer Services - 0.4%
Service Corp. International	315,900	2,837
Diversified Financial Services - 2.6%
Bank of America Corp.	667,000	11,893
JPMorgan Chase & Co.	171,000	7,281
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	995,000	25,929
Frontier Communications Corp. ∧	167,000	1,329
Verizon Communications, Inc.	585,000	16,901
Electric Utilities - 1.1%
Edison International	175,800	6,043
Pinnacle West Capital Corp.	51,000	1,904
Electrical Equipment - 0.3%
Hubbell, Inc. — Class B	50,100	2,328
Energy Equipment & Services - 5.9%
Atwood Oceanics, Inc. ‡	41,900	1,526
Helix Energy Solutions Group, Inc. ‡	96,200	1,403
Helmerich & Payne, Inc.	156,000	6,337
Nabors Industries, Ltd. ‡	368,000	7,938
National Oilwell Varco, Inc.	214,000	9,421
Oil States International, Inc. ‡	42,700	2,063
Rowan Cos., Inc. ‡	243,000	7,241

	Shares	Value

Energy Equipment & Services - (continued)
SEACOR Holdings, Inc. ‡	17,700	$1,490
Tidewater, Inc.	31,500	1,689
Unit Corp. ‡	88,000	4,204
Food & Staples Retailing - 0.6%
Safeway, Inc.	193,000	4,555
Food Products - 2.3%
General Mills, Inc.	119,000	8,470
Sara Lee Corp.	557,000	7,921
Gas Utilities - 1.1%
Atmos Energy Corp.	99,100	2,931
Oneok, Inc.	69,000	3,391
UGI Corp.	55,200	1,517
Health Care Equipment & Supplies - 0.4%
Kinetic Concepts, Inc. ‡	38,200	1,654
Teleflex, Inc.	20,000	1,226
Health Care Providers & Services - 8.6%
Aetna, Inc.	268,000	7,919
AmerisourceBergen Corp. — Class A	246,000	7,589
Cardinal Health, Inc.	59,800	2,074
Coventry Health Care, Inc. ‡	272,300	6,464
Humana, Inc. ‡	36,400	1,664
Lincare Holdings, Inc. ‡	51,800	2,419
McKesson Corp.	96,700	6,267
Medco Health Solutions, Inc. ‡	82,000	4,831
Tenet Healthcare Corp. ‡	323,000	2,019
UnitedHealth Group, Inc.	390,000	11,822
WellPoint, Inc. ‡	182,000	9,793
Household Durables - 0.4%
Leggett & Platt, Inc. ∧	125,000	3,066
Independent Power Producers & Energy Traders - 1.7%
AES Corp. ‡	97,900	1,130
Constellation Energy Group, Inc.	143,000	5,055
Mirant Corp. ‡	80,800	942
NRG Energy, Inc. ‡	247,800	5,989
Industrial Conglomerates - 5.0%
Carlisle Cos., Inc.	92,000	3,471
General Electric Co.	1,698,000	32,025
Insurance - 10.0%
Allied World Assurance Co. Holdings, Ltd.	30,000	1,307
American Financial Group, Inc.	133,800	3,938
Arch Capital Group, Ltd. ‡	29,000	2,192
Assurant, Inc.	40,000	1,457
Chubb Corp.	171,000	9,041
Endurance Specialty Holdings, Ltd.	117,200	4,319
Everest RE Group, Ltd.	64,000	4,906
HCC Insurance Holdings, Inc.	217,600	5,917
Loews Corp.	75,000	2,793
PartnerRe, Ltd.	89,500	6,943
RenaissanceRe Holdings, Ltd.	80,500	4,504
StanCorp Financial Group, Inc.	121,000	5,440
Travelers Cos., Inc.	196,000	9,944
Unitrin, Inc.	78,000	2,282
Unum Group	330,000	8,075
Internet Software & Services - 0.1%
InterActiveCorp ‡	38,000	852
IT Services - 0.8%
Computer Sciences Corp. ‡	112,000	5,868
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery - 2.8%
Bucyrus International, Inc. — Class A ∧	30,000	$1,890
Eaton Corp.	105,000	8,101
Oshkosh Corp. ‡	43,000	1,661
Timken Co.	61,200	2,153
Trinity Industries, Inc. ∧	276,000	6,870
Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	115,000	8,686
Reliance Steel & Aluminum Co.	151,000	7,370
Multiline Retail - 2.3%
JC Penney Co., Inc.	48,000	1,400
Macy’s, Inc.	371,000	8,607
Sears Holdings Corp. ‡	57,000	6,894
Multi-Utilities - 0.9%
CMS Energy Corp.	108,000	1,756
Integrys Energy Group, Inc. ∧	90,000	4,465
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	338,000	27,526
ConocoPhillips	313,000	18,526
El Paso Corp.	156,000	1,888
Exxon Mobil Corp.	228,000	15,470
Marathon Oil Corp.	283,600	9,118
Southern Union Co.	177,600	4,641
Teekay Corp.	67,300	1,686
Tesoro Corp.	168,000	2,209
Williams Cos., Inc.	381,000	8,995
XTO Energy, Inc.	218,000	10,359
Paper & Forest Products - 1.6%
International Paper Co.	330,000	8,825
MeadWestvaco Corp.	107,600	2,923
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	382,000	9,661
Endo Pharmaceuticals Holdings, Inc. ‡	61,200	1,340
Forest Laboratories, Inc. ‡	145,000	3,953
Johnson & Johnson	182,000	11,702
Mylan, Inc. ‡	99,000	2,181
Pfizer, Inc.	103,000	1,722

	Shares	Value

Road & Rail - 0.2%
Ryder System, Inc.	33,400	$1,554
Software - 1.7%
Amdocs, Ltd. ‡	128,000	4,088
CA, Inc.	207,600	4,736
Compuware Corp. ‡	450,000	3,870
Specialty Retail - 1.8%
Gap, Inc.	296,000	7,320
RadioShack Corp.	263,000	5,668
Tobacco - 1.5%
Lorillard, Inc.	92,000	7,210
Reynolds American, Inc.	76,000	4,060
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. ‡	31,000	1,315
Telephone & Data Systems, Inc.	101,000	3,501

Total Common Stocks (cost $644,495)		728,137

SHORT-TERM INVESTMENT COMPANY - 0.2%
Capital Markets 0.2%
BlackRock Provident TempFund 24	1,172,711	1,173
Total Short-Term Investment Company (cost $1,173)

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	8,402,992	8,403
Total Securities Lending Collateral (cost $8,403)

Total Investment Securities (cost $654,071) #		737,713
Other Assets and Liabilities — Net		(8,073)

Net Assets		$729,640

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

∧	All or a portion of this security is on loan. The value of all securities on loan is $8,194.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $654,071. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $94,969 and $11,327, respectively. Net unrealized appreciation for tax purposes is $83,642.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$35,792	$—	$—	$35,792
Equities — Consumer Staples	32,216	—	—	32,216
Equities — Energy	143,730	—	—	143,730
Equities — Financials	118,936	—	—	118,936
Equities — Health Care	100,430	—	—	100,430
Equities — Industrials	108,455	—	—	108,455
Equities — Information Technology	35,405	—	—	35,405
Equities — Materials	69,075	—	—	69,075
Equities — Telecommunication Services	48,975	—	—	48,975
Equities — Utilities	35,123	—	—	35,123
Investment Company — Financials	1,173	—	—	1,173
Cash & Cash Equivalent — Securities Lending Collateral	8,403	—	—	8,403

Total	$737,713	$—	$—	$737,713

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Natural Resources
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 85.6%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	9,500	$378
Praxair, Inc.	5,700	478
Energy Equipment & Services - 22.5%
Acergy SA ADR	24,200	462
Baker Hughes, Inc. ∧	33,846	1,684
Cameron International Corp. ‡	59,900	2,364
Diamond Offshore Drilling, Inc. ∧	14,900	1,179
Dresser-Rand Group, Inc. ‡ ∧	57,800	2,039
Dril-Quip, Inc. ‡ ∧	23,800	1,379
Exterran Holdings, Inc. ‡ ∧	130	4
FMC Technologies, Inc. ‡∧	45,800	3,100
Halliburton Co.	56,500	1,732
Helmerich & Payne, Inc. ∧	29,500	1,198
Nabors Industries, Ltd. ‡	33,500	723
National Oilwell Varco, Inc.	77,272	3,402
Noble Corp. ‡	48,600	1,919
Pride International, Inc. ‡	37,800	1,146
Rowan Cos., Inc. ‡	14,900	444
Saipem SpA	45,300	1,692
Schlumberger, Ltd.	26,500	1,893
Smith International, Inc.	23,600	1,127
Technip SA ADR	18,500	1,485
Tesco Corp. ‡	30,300	379
Transocean, Ltd. ‡	47,721	3,456
Trican Well Service, Ltd.	14,000	178
Weatherford International, Ltd. ‡∧	43,400	786
Gas Utilities - 0.9%
EQT Corp.	29,400	1,279
Metals & Mining - 8.2%
Alcoa, Inc.	6,500	87
Aluminum Corp. of China, Ltd. ADR ‡∧	61,600	1,494
Barrick Gold Corp.	16,100	702
BHP Billiton, Ltd.	17,300	632
Eldorado Gold Corp. ‡∧	129,900	1,996
Gammon Gold, Inc. ‡	37,500	279
Goldcorp, Inc.	43,100	1,864
HudBay Minerals, Inc. ‡	53,700	683
Inmet Mining Corp.	3,700	192
Newcrest Mining, Ltd.	42,795	1,292
Newmont Mining Corp.	2,700	151
Southern Copper Corp.	42,500	1,300
Vale SA — Class B ADR ‡	56,100	1,718
Oil, Gas & Consumable Fuels - 52.8%
Anadarko Petroleum Corp.	39,900	2,480
Apache Corp.	40,700	4,142
Arch Coal, Inc. ∧	11,100	300
Berry Petroleum Co. — Class A ∧	17,000	550
BP PLC ADR	13,100	683
Cabot Oil & Gas Corp.	28,200	1,019
Canadian Natural Resources, Ltd.	28,200	2,172
Carrizo Oil & Gas, Inc. ‡∧	18,400	404
Cenovus Energy, Inc.	39,600	1,164
Chevron Corp.	44,800	3,649
Cimarex Energy Co.	13,400	912

	Shares	Value

Oil, Gas & Consumable Fuels - (continued)
CNOOC, Ltd. ADR∧	10,100	$1,777
Coastal Energy Co. ‡	144,950	594
ConocoPhillips	41,100	2,433
Consol Energy, Inc.	20,500	916
Crew Energy, Inc. ‡	81,500	1,464
Denbury Resources, Inc. ‡	18,800	360
Devon Energy Corp.	63,400	4,269
EnCana Corp.	39,600	1,310
ENI SpA ADR	5,300	236
EOG Resources, Inc.	67,700	7,590
Exxon Mobil Corp.	41,600	2,823
Forest Oil Corp. ‡	14,000	410
Hess Corp.	24,600	1,563
Husky Energy, Inc.	29,000	820
Marathon Oil Corp.	45,800	1,472
Mariner Energy, Inc. ‡	12,000	287
Murphy Oil Corp.	75,500	4,540
Newfield Exploration Co. ‡	22,200	1,292
Nexen, Inc.	34,600	841
Noble Energy, Inc.	23,800	1,818
Occidental Petroleum Corp. ∧	38,700	3,431
Pan Orient Energy Corp. ‡	61,600	447
Paramount Resources, Ltd. — Class A ‡	19,800	342
Patriot Coal Corp. ‡	7,940	156
Peabody Energy Corp.	42,400	1,981
PetroBakken Energy, Ltd. — Class A	16,153	439
Petroleo Brasileiro SA ADR ‡∧	34,700	1,472
Pioneer Natural Resources Co. ∧	14,300	917
Progress Energy Resources Corp. ∧	47,900	574
Range Resources Corp.	50,400	2,407
Seahawk Drilling, Inc. ‡	1,300	22
Southwestern Energy Co. ‡	21,400	849
Suncor Energy, Inc. ‡	116,636	3,990
Talisman Energy, Inc.	178,700	3,042
Total SA ADR	29,300	1,593
Valero Energy Corp. ∧	25,400	528
Whiting Petroleum Corp. ‡∧	14,400	1,301
Williams Cos., Inc.	20,700	489
XTO Energy, Inc.	21,075	1,001
Paper & Forest Products - 0.3%
Fibria Celulose SA ADR ‡∧	24,024	477
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc. ∧	19,900	522

Total Common Stocks (cost $114,231)		128,566

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.23% ▲	7,023,615	7,024
Total Securities Lending Collateral (cost $7,024)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BlackRock Natural Resources
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 15.0%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $22,563 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 2.70% - 4.00%, due 12/15/2017 - 08/01/2030, and with a total value of $23,018.	$22,563	$22,563
Total Repurchase Agreement (cost $22,563)

Total Investment Securities (cost $143,818) #		158,153
Other Assets and Liabilities — Net		(7,953)

Net Assets		$150,200

NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $6,856.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $143,818. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,486 and $8,151, respectively. Net unrealized appreciation for tax purposes is $14,335.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Energy	$111,351	$1,692	$—	$113,043
Equities — Industrials	522	—	—	522
Equities — Materials	11,798	1,924	—	13,722
Equities — Utilities	1,279	—	—	1,279
Cash & Cash Equivalent — Repurchase Agreement	—	22,563	—	22,563
Cash & Cash Equivalent — Securities Lending Collateral	7,024	—	—	7,024

Total	$131,974	$26,179	$—	$158,153

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 94.6%
Aerospace & Defense - 3.6%
AAR Corp. ‡	3,000	$73
Alliant Techsystems, Inc. ‡	11,900	964
Cubic Corp.	2,500	93
Ducommun, Inc.	900	21
GenCorp, Inc. ‡	13,500	84
General Dynamics Corp.	5,900	451
L-3 Communications Holdings, Inc.	6,300	589
LMI Aerospace, Inc. ‡	4,200	72
Northrop Grumman Corp.	10,700	726
Raytheon Co.	9,900	577
Todd Shipyards Corp.	1,100	17
Triumph Group, Inc.	600	47
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc. ‡	1,400	77
Dynamex, Inc. ‡	1,100	19
Expeditors International of Washington, Inc.	8,800	359
United Parcel Service, Inc. — Class B	7,700	532
UTI Worldwide, Inc.	16,700	265
Airlines - 0.0%¥
UAL Corp. ‡	1,900	41
Auto Components - 0.6%
Cooper Tire & Rubber Co.	3,000	64
Dorman Products, Inc. ‡	3,400	86
Drew Industries, Inc. ‡	2,900	74
Goodyear Tire & Rubber Co. ‡	28,200	379
Standard Motor Products, Inc.	3,100	33
Automobiles - 0.4%
Thor Industries, Inc.	12,500	446
Beverages - 0.0%¥
Boston Beer Co., Inc. — Class A ‡	800	46
Biotechnology - 0.1%
Kendle International, Inc. ‡	4,300	71
Building Products - 0.7%
Apogee Enterprises, Inc.	3,300	45
Griffon Corp. ‡	3,300	47
Owens Corning, Inc. ‡	15,600	542
Quanex Building Products Corp.	4,500	86
Capital Markets - 1.6%
BGC Partners, Inc. — Class A	5,500	36
BlackRock, Inc. — Class A	1,300	239
GFI Group, Inc.	5,600	39
Goldman Sachs Group, Inc.	1,000	145
Lazard, Ltd. — Class A	14,600	564
Raymond James Financial, Inc.	20,800	638
Chemicals - 2.6%
A Schulman, Inc.	1,500	39
Cabot Corp.	12,800	417
Cytec Industries, Inc.	9,800	471
Huntsman Corp.	30,100	343
Innophos Holdings, Inc.	1,500	43
Lubrizol Corp.	2,900	262
PolyOne Corp. ‡	8,000	90
Stepan Co.	1,400	106
Symyx Technologies, Inc. ‡	11,800	64
Valspar Corp.	19,600	614
Zep, Inc.	3,200	59
Commercial Banks - 3.5%
Bank of Hawaii Corp.	15,400	814

	Shares	Value

Commercial Banks - (continued)
Bok Financial Corp.	6,900	$376
Bryn Mawr Bank Corp.	2,700	50
Commerce Bancshares, Inc.	26,500	1,097
First Financial Bancorp	4,200	80
International Bancshares Corp.	39,200	947
Peapack Gladstone Financial Corp.	2,500	35
Sierra Bancorp	1,500	19
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	2,300	49
ACCO Brands Corp. ‡	7,800	71
ATC Technology Corp. ‡	4,900	100
Avery Dennison Corp.	14,900	583
Cenveo, Inc. ‡	6,800	58
Cintas Corp.	15,100	411
Comfort Systems USA, Inc.	2,000	28
Compass Diversified Holdings	3,800	55
Consolidated Graphics, Inc. ‡	500	21
Corrections Corp., of America ‡	24,500	509
Diamond Management & Technology Consultants, Inc. — Class A	4,400	36
Ennis, Inc.	5,500	102
GeoEye, Inc. ‡	2,200	63
M&F Worldwide Corp. ‡	1,900	58
Multi Color Corp.	3,200	40
Providence Service Corp. ‡	3,400	56
Republic Services, Inc. — Class A	14,900	462
RR Donnelley & Sons Co.	3,900	84
Sykes Enterprises, Inc. ‡	4,200	95
Communications Equipment - 2.4%
Anaren, Inc. ‡	5,600	83
Arris Group, Inc. ‡	7,200	88
Black Box Corp.	1,100	34
Comtech Telecommunications Corp. ‡	1,400	44
Corning, Inc.	18,900	364
CPI International, Inc. ‡	3,200	43
Harris Corp.	20,600	1,060
Loral Space & Communications, Inc. ‡	2,400	103
Netgear, Inc. ‡	1,300	35
Oplink Communications, Inc. ‡	4,800	73
Plantronics, Inc.	2,700	90
QUALCOMM, Inc.	9,300	360
Symmetricom, Inc. ‡	9,000	60
Computers & Peripherals - 1.2%
Apple, Inc. ‡	2,400	627
Cray, Inc. ‡	13,700	93
Electronics for Imaging, Inc. ‡	7,200	93
Imation Corp. ‡	2,900	31
Rimage Corp. ‡	2,300	40
Silicon Graphics International Corp. ‡	9,100	90
Teradata Corp. ‡	5,300	154
Western Digital Corp. ‡	2,100	86
Construction & Engineering - 0.9%
Dycom Industries, Inc. ‡	3,200	34
EMCOR Group, Inc. ‡	3,000	86
Englobal Corp. ‡	14,600	52
Jacobs Engineering Group, Inc. ‡	5,400	260
MasTec, Inc. ‡	7,100	89
Michael Baker Corp. ‡	2,200	78
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Construction & Engineering - (continued)
Pike Electric Corp. ‡	3,100	$33
Shaw Group, Inc. ‡	7,400	283
Sterling Construction Co., Inc. ‡	2,900	51
Consumer Finance - 0.6%
AmeriCredit Corp. ‡	21,800	521
Cardtronics, Inc. ‡	1,300	18
Ezcorp, Inc. — Class A ‡	800	17
World Acceptance Corp. ‡	900	32
Containers & Packaging - 1.9%
Bemis Co., Inc.	13,100	399
Crown Holdings, Inc. ‡	25,500	664
KapStone Paper and Packaging Corp. ‡	5,300	68
Myers Industries, Inc.	3,900	42
Sealed Air Corp.	15,500	333
Silgan Holdings, Inc.	1,200	72
Temple-Inland, Inc.	15,800	368
Distributors - 0.7%
Audiovox Corp. — Class A ‡	3,100	29
Genuine Parts Co.	15,300	654
MWI Veterinary Supply, Inc. ‡	800	34
Diversified Consumer Services - 0.7%
Career Education Corp. ‡	15,200	445
Corinthian Colleges, Inc. ‡	2,000	31
Lincoln Educational Services Corp. ‡	2,000	50
Pre-Paid Legal Services, Inc. ‡	2,000	89
Regis Corp.	3,000	57
Diversified Financial Services - 0.4%
Duff & Phelps Corp. — Class A	1,600	25
Moody’s Corp.	7,700	191
Nelnet, Inc. — Class A	2,000	40
Oppenheimer Holdings, Inc. — Class A	700	20
Prospect Capital Corp.	3,900	45
SWS Group, Inc.	6,500	72
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	21,500	560
Electric Utilities - 1.0%
IDACORP, Inc.	10,800	390
Pinnacle West Capital Corp.	14,200	530
Unisource Energy Corp.	2,200	73
Electrical Equipment - 1.4%
AO Smith Corp.	1,400	72
AZZ, Inc.	1,000	41
EnerSys ‡	2,500	65
General Cable Corp. ‡	20,400	583
Powell Industries, Inc. ‡	1,800	60
Power-One, Inc. ‡	17,800	140
Regal Beloit Corp.	700	44
Thomas & Betts Corp. ‡	9,100	382
Electronic Equipment & Instruments - 3.0%
Anixter International, Inc. ‡	1,600	84
Arrow Electronics, Inc. ‡	2,800	85
Avnet, Inc. ‡	2,900	93
Benchmark Electronics, Inc. ‡	4,200	91
Brightpoint, Inc. ‡	11,400	92
Checkpoint Systems, Inc. ‡	1,000	23
Daktronics, Inc.	3,000	25
Greatbatch, Inc. ‡	1,700	38
Ingram Micro, Inc. — Class A ‡	27,800	505

	Shares	Value

Electronic Equipment & Instruments - (continued)
Insight Enterprises, Inc. ‡	3,700	$56
Jabil Circuit, Inc.	5,600	86
Methode Electronics, Inc.	6,000	67
Multi-Fineline Electronix, Inc. ‡	2,500	65
Newport Corp. ‡	3,000	35
OSI Systems, Inc. ‡	1,200	31
RadiSys Corp. ‡	8,500	83
SYNNEX Corp. ‡	2,700	74
Tech Data Corp. ‡	11,600	498
TTM Technologies, Inc. ‡	8,400	91
Vishay Intertechnology, Inc. ‡	89,300	929
Energy Equipment & Services - 1.6%
Bristow Group, Inc. ‡	2,000	77
Cal Dive International, Inc. ‡	12,300	81
Complete Production Services, Inc. ‡	6,500	98
Helmerich & Payne, Inc.	8,900	362
National Oilwell Varco, Inc.	7,400	326
SEACOR Holdings, Inc. ‡	2,300	194
T.G.C. Industries, Inc. ‡	4,725	19
Tidewater, Inc.	6,100	327
Unit Corp. ‡	2,700	129
Willbros Group, Inc. ‡	2,900	36
Food & Staples Retailing - 1.0%
United Natural Foods, Inc. ‡	3,100	95
Walgreen Co.	26,300	925
Weis Markets, Inc.	700	26
Food Products - 3.2%
Archer-Daniels-Midland Co.	26,200	732
Cal-Maine Foods, Inc.	1,300	43
Dole Food Co., Inc. ‡	6,100	69
Hormel Foods Corp.	17,900	730
Lancaster Colony Corp.	9,500	522
Sara Lee Corp.	35,800	509
Seneca Foods Corp. — Class A ‡	1,100	36
Tyson Foods, Inc. — Class A	25,900	507
Gas Utilities - 0.3%
Oneok, Inc.	3,700	182
Southwest Gas Corp.	1,200	37
WGL Holdings, Inc.	1,100	39
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. ‡	5,000	85
American Medical Systems Holdings, Inc. ‡	2,600	47
Angiodynamics, Inc. ‡	5,800	93
Cantel Medical Corp.	3,900	78
CareFusion Corp. ‡	15,000	414
Cooper Cos., Inc.	2,400	93
Exactech, Inc. ‡	1,800	37
Hologic, Inc. ‡	28,900	515
Immucor, Inc. ‡	12,000	257
Integra LifeSciences Holdings Corp. ‡	1,700	77
Invacare Corp.	2,900	77
Kensey Nash Corp. ‡	2,100	48
Medical Action Industries, Inc. ‡	7,100	84
Nutraceutical International Corp. ‡	2,900	45
Quidel Corp. ‡	6,200	91
Stryker Corp.	5,700	327
Symmetry Medical, Inc. ‡	2,300	27
Virtual Radiologic Corp. ‡	6,400	80
Wright Medical Group, Inc. ‡	4,300	81
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services - 4.0%
Aetna, Inc.	2,500	$74
Almost Family, Inc. ‡	2,000	85
Amedisys, Inc. ‡	800	46
AmerisourceBergen Corp. — Class A	3,700	114
Chindex International, Inc. ‡	6,800	86
Community Health Systems, Inc. ‡	16,800	687
Cross Country Healthcare, Inc. ‡	3,800	38
CryoLife, Inc. ‡	3,800	23
Gentiva Health Services, Inc. ‡	2,900	83
Healthspring, Inc. ‡	5,400	95
Humana, Inc. ‡	14,400	659
Inventiv Health, Inc. ‡	2,800	64
Kindred Healthcare, Inc. ‡	14,800	264
McKesson Corp.	6,900	447
Medco Health Solutions, Inc. ‡	4,900	289
Mednax, Inc. ‡	2,500	137
National Healthcare Corp.	2,600	92
Nighthawk Radiology Holdings, Inc. ‡	11,900	44
Odyssey Healthcare, Inc. ‡	4,800	100
Owens & Minor, Inc.	2,400	75
UnitedHealth Group, Inc.	17,000	515
Universal American Corp. ‡	4,900	75
Health Care Technology - 0.1%
Eclipsys Corp. ‡	4,500	93
Hotels, Restaurants & Leisure - 1.9%
Biglari Holdings, Inc. ‡	160	63
Cheesecake Factory, Inc. ‡	21,700	589
Domino’s Pizza, Inc. ‡	3,800	59
Frisch’s Restaurants, Inc.	1,700	37
Live Nation Entertainment, Inc. ‡	5,400	85
McCormick & Schmick’s Seafood Restaurants, Inc. ‡	4,600	46
National Cinemedia, Inc.	1,200	23
Papa John’s International, Inc. ‡	1,500	41
PF Chang’s China Bistro, Inc. ‡	1,700	74
Red Robin Gourmet Burgers, Inc. ‡	800	20
Wyndham Worldwide Corp.	32,400	868
Household Durables - 2.9%
American Greetings Corp. — Class A	22,600	555
CSS Industries, Inc.	2,100	42
D.R. Horton, Inc.	15,000	220
Furniture Brands International, Inc. ‡	9,100	75
Helen of Troy, Ltd. ‡	1,200	32
Hooker Furniture Corp.	2,400	38
Jarden Corp.	9,500	305
Kimball International, Inc. — Class B	3,800	31
La-Z-Boy, Inc. ‡	3,500	46
Leggett & Platt, Inc.	28,300	695
Newell Rubbermaid, Inc.	25,000	427
Ryland Group, Inc.	17,200	392
Tupperware Brands Corp.	2,300	117
Household Products - 0.8%
Central Garden & Pet Co. — Class A ‡	4,400	45
Kimberly-Clark Corp.	12,000	736
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	29,600	1,046

	Shares	Value

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	25,700	$970
Raven Industries, Inc.	1,100	33
Standex International Corp.	2,900	69
Textron, Inc.	4,100	94
Insurance - 2.5%
American Physicians Service Group, Inc.	2,900	68
FBL Financial Group, Inc. — Class A	1,300	34
Hallmark Financial Services, Inc. ‡	5,000	59
HCC Insurance Holdings, Inc.	10,600	288
Horace Mann Educators Corp.	25,000	430
Loews Corp.	2,900	108
Mercer Insurance Group, Inc.	3,100	57
Montpelier Re Holdings, Ltd.	2,700	45
Protective Life Corp.	26,300	633
Reinsurance Group of America, Inc. — Class A	12,600	650
Travelers Cos., Inc.	4,400	223
Internet & Catalog Retail - 0.1%
HSN, Inc. ‡	2,900	87
Internet Software & Services - 0.2%
DivX, Inc. ‡	5,100	43
Internap Network Services Corp. ‡	16,000	92
S1 Corp. ‡	4,900	30
IT Services - 2.3%
Agilysys, Inc.	8,100	88
Broadridge Financial Solutions, Inc.	13,900	332
CACI International, Inc. — Class A ‡	800	38
Ciber, Inc. ‡	4,400	17
Computer Task Group, Inc. ‡	6,100	57
Convergys Corp. ‡	13,400	169
CSG Systems International, Inc. ‡	4,200	95
DST Systems, Inc.	15,100	642
Lionbridge Technologies, Inc. ‡	21,200	115
ManTech International Corp. — Class A ‡	6,400	288
MAXIMUS, Inc.	1,200	74
NeuStar, Inc. — Class A ‡	8,300	203
Teletech Holdings, Inc. ‡	2,800	46
Unisys Corp. ‡	2,500	70
VeriFone Holdings, Inc. ‡	4,500	86
Virtusa Corp. ‡	4,600	47
Leisure Equipment & Products - 0.4%
Eastman Kodak Co. ‡	11,200	69
Multimedia Games, Inc. ‡	17,700	81
Pool Corp.	1,400	34
RC2 Corp. ‡	5,100	94
Sport Supply Group, Inc.	4,200	56
Sturm Ruger & Co., Inc.	5,400	90
Life Sciences Tools & Services - 0.4%
Bruker Corp. ‡	3,000	46
Cambrex Corp. ‡	10,200	45
Thermo Fisher Scientific, Inc. ‡	5,500	304
Machinery - 4.9%
Alamo Group, Inc.	4,100	97
American Railcar Industries, Inc.	2,000	33
Ampco-Pittsburgh Corp.	3,000	77
Briggs & Stratton Corp.	2,600	62
Bucyrus International, Inc. — Class A	8,800	554
Donaldson Co., Inc.	11,100	514
Eastern Co.	1,900	31
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery - (continued)
ITT Corp.	11,100	$617
Joy Global, Inc.	5,800	329
Kadant, Inc. ‡	5,300	106
LB Foster Co. — Class A ‡	700	21
Miller Industries, Inc.	3,600	51
Mueller Water Products, Inc. — Class A	8,700	49
Oshkosh Corp. ‡	24,200	935
Portec Rail Products, Inc.	7,200	85
Tennant Co.	1,400	48
Timken Co.	20,000	704
Trinity Industries, Inc.	21,700	540
Watts Water Technologies, Inc. — Class A	1,400	50
Media - 2.1%
CBS Corp. — Class B	12,300	199
Courier Corp.	1,700	29
Gannett Co., Inc.	4,700	80
Lodgenet Interactive Corp. ‡	3,700	24
News Corp. — Class A	33,900	523
Reading International, Inc. ‡	6,300	26
Regal Entertainment Group — Class A	31,100	532
Scholastic Corp.	6,400	173
Sinclair Broadcast Group, Inc. — Class A ‡	7,700	53
Viacom, Inc. — Class B ‡	14,700	519
World Wrestling Entertainment, Inc. — Class A	800	15
Metals & Mining - 0.7%
Haynes International, Inc.	2,600	93
Northwest Pipe Co. ‡	2,700	65
Reliance Steel & Aluminum Co.	1,800	88
Worthington Industries, Inc.	32,200	515
Multiline Retail - 1.8%
99 Cents Only Stores ‡	38,300	594
Dollar Tree, Inc. ‡	8,900	540
Kohl’s Corp. ‡	12,600	694
Multi-Utilities - 1.0%
Integrys Energy Group, Inc.	13,000	646
MDU Resources Group, Inc.	19,900	422
Office Electronics - 0.1%
Xerox Corp.	9,700	106
Oil, Gas & Consumable Fuels - 4.9%
Bill Barrett Corp. ‡	11,700	399
Chesapeake Energy Corp.	28,300	674
Chevron Corp.	4,500	366
Cimarex Energy Co.	9,100	620
ConocoPhillips	9,600	568
Gran Tierra Energy, Inc. ‡	14,800	90
Gulfport Energy Corp. ‡	1,700	21
McMoRan Exploration Co. ‡	7,000	84
Murphy Oil Corp.	1,800	108
Occidental Petroleum Corp.	2,100	186
Peabody Energy Corp.	2,100	98
Petroquest Energy, Inc. ‡	14,500	86
Stone Energy Corp. ‡	2,900	47
Toreador Resources Corp. ‡	10,400	94
Walter Energy, Inc.	11,800	953
Warren Resources, Inc. ‡	14,600	52
Williams Cos., Inc.	24,800	586

	Shares	Value

Paper & Forest Products - 1.0%
International Paper Co.	38,600	$1,033
P.H. Glatfelter Co.	1,800	26
Personal Products - 0.1%
Elizabeth Arden, Inc. ‡	5,000	91
Inter Parfums, Inc.	2,900	50
Pharmaceuticals - 2.2%
Forest Laboratories, Inc. ‡	13,400	365
Hi-Tech Pharmacal Co., Inc. ‡	3,300	80
King Pharmaceuticals, Inc. ‡	83,300	817
Medicis Pharmaceutical Corp. — Class A	21,700	551
Mylan, Inc. ‡	12,900	284
Obagi Medical Products, Inc. ‡	6,400	86
Par Pharmaceutical Cos., Inc. ‡	3,300	90
Professional Services - 1.1%
Huron Consulting Group, Inc. ‡	4,200	98
On Assignment, Inc. ‡	7,300	51
SFN Group, Inc. ‡	6,000	51
Towers Watson & Co. — Class A	17,500	841
VSE Corp.	1,700	68
Real Estate Management & Development - 0.6%
Jones Lang Lasalle, Inc.	8,100	639
Road & Rail - 0.7%
Amerco, Inc. ‡	700	44
CSX Corp.	5,600	314
Dollar Thrifty Automotive Group, Inc. ‡	1,300	57
Ryder System, Inc.	7,000	325
Semiconductors & Semiconductor Equipment - 4.8%
Actel Corp. ‡	5,300	82
Broadcom Corp. — Class A	12,700	438
Cypress Semiconductor Corp. ‡	29,400	379
DSP Group, Inc. ‡	3,900	32
EXAR Corp. ‡	12,300	91
Fairchild Semiconductor International, Inc. — Class A ‡	7,900	89
FEI Co. ‡	3,900	88
Intersil Corp. — Class A	16,700	248
KLA-Tencor Corp.	15,000	511
Lattice Semiconductor Corp. ‡	20,900	110
Marvell Technology Group, Ltd. ‡	25,500	527
Micron Technology, Inc. ‡	100,800	941
Microsemi Corp. ‡	2,100	35
NVIDIA Corp. ‡	27,900	439
RF Micro Devices, Inc. ‡	112,300	630
Sigma Designs, Inc. ‡	2,100	25
Skyworks Solutions, Inc. ‡	1,900	32
Tessera Technologies, Inc. ‡	1,800	37
TriQuint Semiconductor, Inc. ‡	11,900	90
Zoran Corp. ‡	8,500	83
Software - 3.4%
ACI Worldwide, Inc. ‡	1,500	28
Amdocs, Ltd. ‡	7,900	252
American Software, Inc. — Class A	4,600	29
BMC Software, Inc. ‡	13,600	536
Double-Take Software, Inc. ‡	6,000	65
Dynamics Research Corp. ‡	2,600	37
Epicor Software Corp. ‡	4,000	37
JDA Software Group, Inc. ‡	3,300	95
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - (continued)
Kenexa Corp. ‡	3,700	$56
Manhattan Associates, Inc. ‡	1,300	37
McAfee, Inc. ‡	11,800	410
Mentor Graphics Corp. ‡	13,600	122
Microsoft Corp.	4,300	131
MicroStrategy, Inc. — Class A ‡	500	38
Netscout Systems, Inc. ‡	5,200	76
Renaissance Learning, Inc.	2,100	30
Symantec Corp. ‡	31,300	525
Synopsys, Inc. ‡	37,000	841
THQ, Inc. ‡	7,800	59
Unica Corp. ‡	5,300	49
Specialty Retail - 3.0%
Aaron’s, Inc.	9,450	213
Cabela’s, Inc. ‡	3,000	54
Collective Brands, Inc. ‡	3,400	80
DSW, Inc. — Class A ‡	2,900	88
Finish Line, Inc. — Class A	2,600	42
Gap, Inc.	11,700	289
Genesco, Inc. ‡	1,900	63
J. Crew Group, Inc. ‡	9,600	446
Jo-Ann Stores, Inc. ‡	1,100	49
Lawson Products, Inc.	1,400	23
Lithia Motors, Inc. — Class A ‡	2,300	18
Monro Muffler Brake, Inc.	1,800	65
OfficeMax, Inc. ‡	2,000	38
Pier 1 Imports, Inc. ‡	5,200	43
Ross Stores, Inc.	11,700	655
Shoe Carnival, Inc. ‡	3,300	91
Stage Stores, Inc.	2,800	43
TJX Cos., Inc.	11,600	538
Tractor Supply Co.	600	40
Ulta Salon Cosmetics & Fragrance, Inc. ‡	4,100	95
West Marine, Inc. ‡	5,300	63

	Shares	Value

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc. ‡	1,200	$39
Deckers Outdoor Corp. ‡	700	98
Fossil, Inc. ‡	27,800	1,082
G-III Apparel Group, Ltd. ‡	2,000	57
Hanesbrands, Inc. ‡	27,900	794
Skechers U.S.A., Inc. — Class A ‡	1,200	46
Timberland Co. — Class A ‡	2,100	45
Unifi, Inc. ‡	13,200	51
Unifirst Corp.	1,400	68
Warnaco Group, Inc. ‡	1,000	48
Thrifts & Mortgage Finance - 0.4%
Danvers Bancorp, Inc.	1,300	21
Hudson City Bancorp, Inc.	32,200	429
Trading Companies & Distributors - 0.4%
Aceto Corp.	8,700	58
Applied Industrial Technologies, Inc.	3,500	107
DXP Enterprises, Inc. ‡	5,300	88
Interline Brands, Inc. ‡	2,400	50
Kaman Corp. — Class A	3,600	99
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc.	26,300	912
USA Mobility, Inc. ‡	6,700	92

Total Common Stocks (cost $81,701)		96,478

	Principal	Value

REPURCHASE AGREEMENT - 27.9%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $28,510 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 2.62% - 4.00%, due 07/15/2025 - 07/01/2034, and with a total value of $29,083.	$28,510	28,510
Total Repurchase Agreement (cost $28,510)

Total Investment Securities (cost $110,211) #		124,988
Other Assets and Liabilities — Net		(22,973)

Net Assets		$102,015

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES SOLD SHORT (95.0%) µ
COMMON STOCKS (95.0%)
Aerospace & Defense (3.7%)
Applied Signal Technology, Inc.	(3,500)	$(65)
Argon St, Inc. ‡	(2,700)	(70)
BE Aerospace, Inc. ‡	(18,600)	(553)
Boeing Co.	(10,200)	(739)
Goodrich Corp.	(4,100)	(304)
Hexcel Corp. ‡	(6,400)	(104)
Orbital Sciences Corp. ‡	(1,400)	(26)
Precision Castparts Corp.	(6,000)	(770)
Transdigm Group, Inc.	(18,500)	(1,023)
Air Freight & Logistics (0.0%)¥
Hub Group, Inc. — Class A ‡	(1,000)	(32)
Airlines (0.0%) ¥
AirTran Holdings, Inc. ‡	(8,000)	(42)
Auto Components (1.0%)
Amerigon, Inc. ‡	(8,800)	(86)
BorgWarner, Inc. ‡	(3,400)	(147)
Exide Technologies ‡	(4,500)	(27)
Gentex Corp.	(21,600)	(464)
Midas, Inc. ‡	(8,000)	(92)
Superior Industries International, Inc.	(4,500)	(76)
WABCO Holdings, Inc. ‡	(5,000)	(166)
Automobiles (0.5%)
Harley-Davidson, Inc.	(15,100)	(511)
Beverages (1.3%)
Central European Distribution Corp. ‡	(8,200)	(284)
Coca-Cola Co.	(9,700)	(519)
PepsiCo, Inc.	(7,300)	(476)
Biotechnology (0.2%)
Cepheid, Inc. ‡	(3,200)	(64)
Metabolix, Inc. ‡	(6,200)	(77)
Pharmasset, Inc. ‡	(2,700)	(88)
Building Products (0.1%)
American Woodmark Corp.	(2,500)	(58)
NCI Building Systems, Inc. ‡	(6,500)	(89)
Capital Markets (1.8%)
Affiliated Managers Group, Inc. ‡	(8,800)	(741)
American Capital, Ltd. ‡	(7,900)	(49)
Charles Schwab Corp.	(23,000)	(444)
State Street Corp.	(12,700)	(552)
Teton Advisors, Inc. — Class B ‡ Ə	(7)	(♦ )
TradeStation Group, Inc. ‡	(2,400)	(20)
Westwood Holdings Group, Inc.	(1,200)	(46)
Chemicals (3.0%)
Dow Chemical Co.	(26,000)	(802)
FMC Corp.	(13,100)	(833)
Monsanto Co.	(9,400)	(593)
Mosaic Co.	(8,200)	(419)
Praxair, Inc.	(4,600)	(385)
STR Holdings, Inc. ‡	(2,200)	(51)
Commercial Banks (3.5%)
BB&T Corp.	(20,500)	(681)
City National Corp.	(7,200)	(448)
East-West Bancorp, Inc.	(1,300)	(25)
First Community Bancshares, Inc.	(2,600)	(43)
First Financial Holdings, Inc.	(3,600)	(51)
PacWest Bancorp	(1,600)	(38)
Smithtown Bancorp, Inc.	(18,800)	(87)

	Shares	Value

Commercial Banks (continued)
Sterling Bancshares, Inc.	(8,600)	$(51)
TCF Financial Corp.	(29,200)	(544)
Texas Capital Bancshares, Inc. ‡	(4,100)	(82)
Wells Fargo & Co.	(22,900)	(758)
Whitney Holding Corp.	(45,400)	(622)
WSFS Financial Corp.	(1,800)	(76)
Commercial Services & Supplies (1.7%)
American Reprographics Co. ‡	(9,400)	(94)
Clean Harbors, Inc. ‡	(11,400)	(723)
Dollar Financial Corp. ‡	(500)	(12)
Electro Rent Corp.	(6,600)	(94)
Franklin Covey Co. ‡	(4,000)	(32)
Healthcare Services Group Inc.	(4,200)	(90)
Herman Miller, Inc.	(20,600)	(437)
Innerworkings, Inc. ‡	(7,400)	(44)
McGrath Rentcorp	(2,800)	(73)
North American Galvanizing & Coating, Inc. ‡	(12,300)	(92)
Viad Corp.	(3,200)	(75)
Communications Equipment (1.6%)
Adtran, Inc.	(3,200)	(86)
Blue Coat Systems, Inc. ‡	(1,600)	(52)
DG FastChannel, Inc. ‡	(1,400)	(49)
EMS Technologies, Inc. ‡	(5,400)	(86)
Emulex Corp. ‡	(5,700)	(67)
Falconstor Software, Inc. ‡	(12,700)	(38)
Harmonic Lightwaves, Inc. ‡	(2,900)	(20)
Ixia ‡	(9,200)	(94)
Juniper Networks, Inc. ‡	(10,600)	(301)
KVH Industries, Inc. ‡	(6,500)	(98)
Polycom, Inc. ‡	(15,300)	(497)
Riverbed Technology, Inc. ‡	(2,700)	(84)
Sycamore Networks, Inc. ‡	(4,600)	(91)
Viasat, Inc. ‡	(2,700)	(96)
Computers & Peripherals (1.1%)
3PAR, Inc. ‡	(3,300)	(31)
Avid Technology, Inc. ‡	(5,200)	(76)
Compellent Technologies, Inc. ‡	(1,600)	(20)
Immersion Corp. ‡	(12,300)	(69)
Intevac, Inc. ‡	(3,100)	(43)
NCR Corp. ‡	(31,700)	(417)
Netezza Corp. ‡	(5,700)	(78)
QLogic Corp. ‡	(20,400)	(395)
Stratasys, Inc. ‡	(1,500)	(36)
Construction & Engineering (0.2%)
Granite Construction, Inc.	(2,800)	(94)
MYR Group, Inc. ‡	(5,300)	(95)
Construction Materials (0.9%)
Martin Marietta Materials, Inc.	(9,300)	(892)
Containers & Packaging (1.1%)
Greif, Inc. — Class A	(5,100)	(302)
Packaging Corp. of America	(33,300)	(823)
Distributors (0.4%)
LKQ Corp. ‡	(19,300)	(406)
Diversified Consumer Services (0.3%)
Sotheby’s	(10,300)	(344)
Diversified Financial Services (0.0%) ¥
Pacific Continental Corp.	(2,200)	(25)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Diversified Telecommunication Services (0.1%)
Atlantic Tele-Network, Inc.	(1,700)	$(94)
Cbeyond, Inc. ‡	(2,400)	(37)
Electric Utilities (2.6%)
ALLETE, Inc.	(2,600)	(95)
Cleco Corp.	(10,100)	(277)
Great Plains Energy, Inc.	(31,100)	(601)
ITC Holdings Corp.	(8,700)	(486)
Pepco Holdings, Inc.	(22,500)	(377)
Southern Co.	(22,800)	(787)
Electrical Equipment (2.2%)
A123 Systems, Inc. ‡	(50,800)	(633)
Acuity Brands, Inc.	(2,000)	(90)
Ametek, Inc.	(9,100)	(394)
Baldor Electric Co.	(2,300)	(88)
Chase Corp.	(3,800)	(50)
Emerson Electric Co.	(11,600)	(606)
Encore Wire Corp.	(3,600)	(80)
GrafTech International, Ltd. ‡	(6,700)	(113)
Rockwell Automation, Inc.	(2,000)	(121)
Woodward Governor Co.	(2,800)	(90)
Electronic Equipment & Instruments (2.4%)
Agilent Technologies, Inc. ‡	(11,000)	(399)
Cogent, Inc. ‡	(7,500)	(78)
Cognex Corp.	(3,100)	(65)
Dolby Laboratories, Inc. -Class A ‡	(4,000)	(275)
DTS, Inc. ‡	(2,600)	(86)
Electro Scientific Industries, Inc. ‡	(6,500)	(90)
Faro Technologies, Inc. ‡	(1,900)	(48)
FLIR Systems, Inc. ‡	(15,200)	(464)
Itron, Inc. ‡	(5,400)	(429)
L-1 Identity Solutions, Inc. ‡	(5,600)	(49)
MTS Systems Corp.	(1,900)	(57)
National Instruments Corp.	(6,800)	(235)
Park Electrochemical Corp.	(2,600)	(79)
PC Mall, Inc. ‡	(8,500)	(44)
Rofin-Sinar Technologies, Inc. ‡	(2,100)	(56)
Rogers Corp. ‡	(1,100)	(37)
Energy Equipment & Services (1.0%)
Carbo Ceramics, Inc.	(1,200)	(88)
Dresser-Rand Group, Inc. ‡	(4,700)	(166)
Dril-Quip, Inc. ‡	(600)	(35)
Key Energy Services, Inc. ‡	(4,700)	(51)
Lufkin Industries, Inc.	(900)	(77)
Pride International, Inc. ‡	(19,600)	(594)
Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	(2,800)	(165)
Ingles Markets, Inc. — Class A	(1,500)	(24)
Pantry, Inc. ‡	(6,200)	(98)
Ruddick Corp.	(19,000)	(672)
Susser Holdings Corp. ‡	(5,000)	(54)
Food Products (1.6%)
Bunge, Ltd.	(7,000)	(371)
Darling International, Inc. ‡	(9,700)	(92)
Green Mountain Coffee Roasters, Inc. ‡	(10,500)	(762)
Griffin Land & Nurseries, Inc.	(2,500)	(73)
Harbinger Group, Inc. ‡	(2,800)	(19)
HQ Sustainable Maritime Industries, Inc. ‡	(15,400)	(88)
Imperial Sugar Co.	(1,900)	(30)
Sensient Technologies Corp.	(8,600)	(271)
Smart Balance, Inc. ‡	(4,300)	(29)

	Shares	Value

Gas Utilities (0.5%)
EQT Corp.	(12,600)	$(548)
Health Care Equipment & Supplies (3.2%)
Abaxis, Inc. ‡	(3,500)	(91)
Accuray, Inc. ‡	(6,100)	(39)
Aga Medical Holdings, Inc. ‡	(5,800)	(93)
Baxter International, Inc.	(10,400)	(491)
Cutera, Inc. ‡	(2,500)	(29)
Cynosure, Inc. — Class A ‡	(3,600)	(45)
Edwards Lifesciences Corp. ‡	(9,600)	(990)
ev3, Inc. ‡	(4,400)	(84)
Gen-Probe, Inc. ‡	(17,400)	(825)
ICU Medical, Inc. ‡	(2,200)	(78)
Iris International, Inc. ‡	(2,500)	(29)
Merit Medical Systems, Inc. ‡	(1,900)	(31)
Natus Medical, Inc. ‡	(5,800)	(99)
Orthovita, Inc. ‡	(10,600)	(42)
Palomar Medical Technologies, Inc. ‡	(7,000)	(88)
Rochester Medical Corp. ‡	(1,500)	(18)
Somanetics Corp. ‡	(1,600)	(32)
Synovis Life Technologies, Inc. ‡	(6,000)	(89)
Utah Medical Products, Inc.	(1,500)	(42)
Volcano Corp. ‡	(2,500)	(60)
Health Care Providers & Services (2.7%)
Alliance Healthcare Services, Inc. ‡	(12,900)	(69)
Assisted Living Concepts, Inc. ‡	(1,100)	(39)
Bio-Reference Labs, Inc. ‡	(2,400)	(56)
Brookdale Senior Living, Inc. ‡	(14,400)	(310)
Catalyst Health Solutions, Inc. ‡	(600)	(25)
DaVita, Inc. ‡	(5,700)	(356)
Ensign Group, Inc.	(1,800)	(31)
Express Scripts, Inc. ‡	(1,000)	(100)
Hanger Orthopedic Group, Inc. ‡	(2,000)	(37)
Health Grades, Inc. ‡	(10,200)	(72)
HMS Holdings Corp. ‡	(1,400)	(75)
IPC The Hospitalist Co., Inc. ‡	(1,500)	(47)
Landauer, Inc.	(1,400)	(95)
LCA-Vision, Inc. ‡	(8,900)	(75)
Medcath Corp. ‡	(7,000)	(70)
Psychiatric Solutions, Inc. ‡	(21,400)	(687)
Quest Diagnostics, Inc.	(2,600)	(149)
Sun Healthcare Group, Inc. ‡	(3,800)	(34)
Transcend Services, Inc. ‡	(4,500)	(67)
VCA Antech, Inc. ‡	(11,600)	(330)
Health Care Technology (1.1%)
Athenahealth, Inc. ‡	(900)	(26)
Cerner Corp. ‡	(9,900)	(840)
Computer Programs & Systems, Inc.	(2,300)	(104)
MedAssets, Inc. ‡	(1,300)	(30)
Phase Forward, Inc. ‡	(5,900)	(99)
Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc. ‡	(2,900)	(32)
Ambassadors Group, Inc.	(2,400)	(29)
Ameristar Casinos, Inc.	(2,100)	(40)
Bally Technologies, Inc. ‡	(2,300)	(106)
Burger King Holdings, Inc.	(43,900)	(926)
Carnival Corp.	(14,100)	(588)
CEC Entertainment, Inc. ‡	(1,900)	(74)
Churchill Downs, Inc.	(1,900)	(73)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
Einstein Noah Restaurant Group, Inc. ‡	(7,200)	$(93)
Krispy Kreme Doughnuts, Inc. ‡	(16,600)	(61)
Las Vegas Sands Corp. ‡	(6,300)	(157)
Morgans Hotel Group Co. ‡	(7,600)	(64)
Orient-Express Hotels, Ltd. — Class A ‡	(1,600)	(22)
Pinnacle Entertainment, Inc. ‡	(4,400)	(60)
Sonic Corp. ‡	(7,500)	(88)
Starwood Hotels & Resorts Worldwide, Inc.	(5,300)	(289)
Vail Resorts, Inc. ‡	(2,100)	(96)
WMS Industries, Inc. ‡	(15,300)	(765)
Household Durables (2.1%)
Cavco Industries, Inc. ‡	(1,600)	(63)
Ethan Allen Interiors, Inc.	(4,200)	(85)
Fortune Brands, Inc.	(16,200)	(849)
Interface, Inc. — Class A	(1,700)	(22)
Skyline Corp.	(4,800)	(112)
Stanley Furniture Co., Inc. ‡	(4,600)	(45)
Toll Brothers, Inc. ‡	(41,300)	(932)
Household Products (0.4%)
Clorox Co.	(5,800)	(375)
WD-40 Co.	(800)	(28)
Industrial Conglomerates (0.5%)
McDermott International, Inc. ‡	(18,500)	(507)
Insurance (3.2%)
Arch Capital Group, Ltd. ‡	(3,900)	(295)
Assured Guaranty, Ltd.	(1,100)	(24)
Employers Holdings, Inc.	(1,300)	(21)
Erie Indemnity Co. — Class A	(7,800)	(361)
Genworth Financial, Inc. — Class A ‡	(25,000)	(413)
Lincoln National Corp.	(14,400)	(440)
MetLife, Inc.	(14,300)	(653)
Old Republic International Corp.	(41,300)	(620)
PartnerRe, Ltd.	(3,200)	(248)
Phoenix Cos., Inc. ‡	(26,000)	(84)
Internet & Catalog Retail (0.1%)
Drugstore.com, Inc. ‡	(14,300)	(52)
PetMed Express, Inc.	(4,000)	(89)
Internet Software & Services (0.3%)
Dealertrack Holdings, Inc. ‡	(3,200)	(49)
Dice Holdings, Inc. ‡	(11,100)	(96)
Savvis, Inc. ‡	(4,600)	(81)
Vocus, Inc. ‡	(5,100)	(87)
IT Services (1.1%)
Cass Information Systems, Inc.	(2,400)	(76)
Echo Global Logistics, Inc. ‡	(7,000)	(94)
Forrester Research, Inc. ‡	(2,500)	(80)
Genpact, Ltd. ‡	(7,500)	(127)
Global Cash Access Holdings, Inc. ‡	(7,700)	(67)
Paychex, Inc.	(13,100)	(402)
RightNow Technologies, Inc. ‡	(5,000)	(82)
Sapient Corp.	(3,100)	(32)
Syntel, Inc.	(1,000)	(36)
TNS, Inc. ‡	(3,600)	(93)
Leisure Equipment & Products (0.8%)
Brunswick Corp.	(4,700)	(98)
Hasbro, Inc.	(15,900)	(610)
Leapfrog Enterprises, Inc. -Class A ‡	(10,900)	(75)
Marine Products Corp. ‡	(6,800)	(48)

	Shares	Value

Life Sciences Tools & Services (0.9%)
AMAG Pharmaceuticals, Inc. ‡	(1,400)	$(48)
Covance, Inc. ‡	(13,500)	(771)
Dionex Corp. ‡	(1,200)	(98)
Machinery (5.4%)
Astec Industries, Inc. ‡	(2,500)	(83)
Badger Meter, Inc.	(1,600)	(66)
Barnes Group, Inc.	(4,600)	(96)
Cascade Corp.	(1,200)	(42)
Chart Industries, Inc. ‡	(3,700)	(85)
Cummins, Inc.	(9,500)	(686)
Dynamic Materials Corp.	(5,300)	(95)
Flow International Corp. ‡	(5,200)	(16)
Gorman-Rupp Co.	(900)	(25)
Hurco Cos., Inc. ‡	(2,500)	(49)
Kaydon Corp.	(2,300)	(96)
Kennametal, Inc.	(21,100)	(693)
Middleby Corp. ‡	(1,600)	(98)
Nordson Corp.	(2,700)	(194)
PACCAR, Inc.	(22,500)	(1,046)
Parker Hannifin Corp.	(4,100)	(284)
RBC Bearings, Inc. ‡	(2,400)	(76)
Robbins & Myers, Inc.	(2,300)	(60)
SPX Corp.	(9,500)	(664)
Sun Hydraulics Corp.	(3,200)	(90)
Terex Corp. ‡	(34,100)	(904)
Marine (0.0%) ¥
Hornbeck Offshore Services, Inc. ‡	(2,100)	(51)
Media (0.9%)
Arbitron, Inc.	(3,300)	(102)
CKX, Inc. ‡	(7,000)	(41)
Fisher Communications, Inc. ‡	(3,900)	(59)
Lamar Advertising Co. — Class A ‡	(14,800)	(550)
Rentrak Corp. ‡	(3,100)	(68)
Walt Disney Co.	(3,300)	(122)
Metals & Mining (3.2%)
Brush Engineered Materials, Inc. ‡	(3,500)	(104)
Carpenter Technology Corp.	(16,900)	(664)
Commercial Metals Co.	(5,900)	(88)
Compass Minerals International, Inc.	(12,400)	(934)
General Moly, Inc. ‡	(21,900)	(82)
Horsehead Holdings Corp. ‡	(7,700)	(91)
Nucor Corp.	(7,800)	(353)
RTI International Metals, Inc. ‡	(2,400)	(65)
Schnitzer Steel Industries, Inc. — Class A	(4,700)	(254)
U.S. Steel Corp.	(11,700)	(640)
Multiline Retail (0.1%)
Family Dollar Stores, Inc.	(2,200)	(87)
Multi-Utilities (0.6%)
Alliant Energy Corp.	(2,800)	(96)
PG&E Corp.	(8,200)	(359)
Scana Corp.	(3,300)	(130)
Oil, Gas & Consumable Fuels (5.4%)
Alpha Natural Resources, Inc. ‡	(2,800)	(132)
Anadarko Petroleum Corp.	(2,800)	(174)
Brigham Exploration Co. ‡	(3,600)	(70)
Comstock Resources, Inc. ‡	(17,100)	(548)
Credo Petroleum Corp. ‡	(5,100)	(49)
Exxon Mobil Corp.	(4,200)	(285)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Geokinetics, Inc. ‡	(10,000)	$(87)
Harvest Natural Resources, Inc. ‡	(10,400)	(92)
James River Coal Co. ‡	(4,700)	(88)
Northern Oil and Gas Inc. ‡	(5,400)	(88)
Overseas Shipholding Group, Inc.	(9,500)	(476)
Petrohawk Energy Corp. ‡	(29,100)	(628)
Pioneer Natural Resources Co.	(11,600)	(744)
South Jersey Industries, Inc.	(1,800)	(81)
Spectra Energy Corp.	(8,200)	(191)
Tesoro Corp.	(56,300)	(740)
Usec, Inc. ‡	(12,500)	(75)
Valero Energy Corp.	(44,000)	(916)
Venoco, Inc. ‡	(3,000)	(45)
Paper & Forest Products (0.6%)
Deltic Timber Corp.	(1,800)	(95)
Weyerhaeuser Co.	(9,600)	(475)
Personal Products (0.3%)
Estee Lauder Cos., Inc. — Class A	(3,500)	(231)
Female Health Co.	(10,500)	(67)
Pharmaceuticals (2.1%)
Allergan, Inc.	(5,800)	(369)
Ardea Biosciences, Inc. ‡	(1,700)	(43)
Auxilium Pharmaceuticals, Inc. ‡	(1,800)	(64)
Map Pharmaceuticals, Inc. ‡	(4,500)	(81)
Merck & Co., Inc.	(12,000)	(420)
Pain Therapeutics, Inc. ‡	(14,100)	(85)
Pfizer, Inc.	(4,700)	(79)
Salix Pharmaceuticals, Ltd. ‡	(2,000)	(80)
Sucampo Pharmaceuticals, Inc. — Class A ‡	(7,500)	(31)
Watson Pharmaceuticals, Inc. ‡	(19,600)	(840)
Professional Services (1.8%)
Acacia Research — Acacia Technologies ‡	(2,400)	(36)
Corporate Executive Board Co.	(2,800)	(77)
Costar Group, Inc. ‡	(2,000)	(88)
Equifax, Inc.	(7,800)	(262)
Heidrick & Struggles International, Inc.	(1,200)	(32)
Kelly Services, Inc. — Class A ‡	(2,600)	(42)
Korn/Ferry International ‡	(9,100)	(148)
Monster Worldwide, Inc. ‡	(28,000)	(488)
Resources Connection, Inc. ‡	(4,000)	(70)
Robert Half International, Inc.	(20,600)	(563)
TrueBlue, Inc. ‡	(4,700)	(74)
Real Estate Investment Trusts (0.0%) ¥
Bluegreen Corp. ‡	(8,000)	(49)
Real Estate Management & Development (1.9%)
Avatar Holdings, Inc. ‡	(3,300)	(79)
CB Richard Ellis Group, Inc. — Class A ‡	(22,200)	(385)
Consolidated-Tomoka Land Co.	(1,000)	(34)
Forest City Enterprises, Inc. — Class A ‡	(39,200)	(606)
St. Joe Co. ‡	(22,600)	(746)
Tejon Ranch Co. ‡	(3,100)	(89)
Road & Rail (1.3%)
Genesee & Wyoming, Inc. — Class A ‡	(700)	(27)
Heartland Express, Inc.	(4,600)	(76)
JB Hunt Transport Services, Inc.	(15,800)	(582)
Knight Transportation, Inc.	(3,700)	(79)
Old Dominion Freight Line, Inc. ‡	(2,200)	(79)
Werner Enterprises, Inc.	(19,300)	(433)

	Shares	Value

Semiconductors & Semiconductor Equipment (4.9%)
Altera Corp.	(9,500)	$(241)
Anadigics, Inc. ‡	(9,300)	(47)
Applied Materials, Inc.	(12,100)	(167)
Applied Micro Circuits Corp. ‡	(4,500)	(51)
Atheros Communications, Inc. ‡	(1,500)	(58)
Cavium Networks, Inc. ‡	(1,300)	(36)
Cree, Inc. ‡	(7,700)	(564)
FormFactor, Inc. ‡	(2,800)	(42)
International Rectifier Corp. ‡	(34,800)	(800)
LAM Research Corp. ‡	(11,600)	(470)
Maxim Integrated Products, Inc.	(19,700)	(383)
Memc Electronic Materials, Inc. ‡	(35,200)	(457)
Mips Technologies, Inc. — Class A ‡	(8,400)	(42)
Netlogic Microsystems, Inc. ‡	(2,500)	(78)
NVE Corp. ‡	(1,700)	(82)
Power Integrations, Inc.	(1,300)	(50)
Rudolph Technologies, Inc. ‡	(3,300)	(31)
Silicon Image, Inc. ‡	(12,500)	(47)
Silicon Laboratories, Inc. ‡	(12,500)	(604)
Supertex, Inc. ‡	(3,200)	(86)
Ultratech, Inc. ‡	(3,600)	(53)
Varian Semiconductor Equipment Associates, Inc. ‡	(17,000)	(560)
Software (3.7%)
Adobe Systems, Inc. ‡	(7,700)	(259)
Autodesk, Inc. ‡	(31,900)	(1,084)
Citrix Systems, Inc. ‡	(11,800)	(555)
DemandTec, Inc. ‡	(2,700)	(18)
Electronic Arts, Inc. ‡	(45,200)	(875)
Monotype Imaging Holdings, Inc. ‡	(8,600)	(90)
Parametric Technology Corp. ‡	(32,400)	(602)
SRS Labs, Inc. ‡	(6,700)	(63)
Successfactors, Inc. ‡	(3,900)	(82)
Taleo Corp. — Class A ‡	(1,200)	(31)
Tivo, Inc. ‡	(4,100)	(72)
Tyler Technologies, Inc. ‡	(2,400)	(41)
Specialty Retail (3.8%)
Abercrombie & Fitch Co. — Class A	(12,100)	(529)
Bebe Stores, Inc.	(4,000)	(33)
Build-A-Bear Workshop, Inc. ‡	(5,600)	(54)
Childrens Place Retail Stores, Inc. ‡	(1,100)	(50)
Coldwater Creek, Inc. ‡	(9,000)	(64)
Foot Locker, Inc.	(25,000)	(384)
Gymboree Corp. ‡	(1,400)	(69)
hhgregg, Inc. ‡	(700)	(20)
Hibbett Sports, Inc. ‡	(800)	(22)
Home Depot, Inc.	(16,000)	(564)
Lowe’s Cos., Inc.	(23,700)	(643)
Lumber Liquidators Holdings, Inc. ‡	(3,200)	(97)
Mens Wearhouse, Inc.	(3,700)	(87)
O’Reilly Automotive, Inc. ‡	(15,700)	(769)
Rex Stores Corp. ‡	(2,700)	(46)
Rue21, Inc. ‡	(2,600)	(82)
Rush Enterprises, Inc. — Class A ‡	(2,100)	(34)
Syms Corp. ‡	(2,200)	(20)
Systemax, Inc.	(1,500)	(35)
Urban Outfitters, Inc. ‡	(6,300)	(236)
Wet Seal, Inc. — Class A ‡	(8,200)	(39)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica BNY Mellon Market Netural Strategy
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Textiles, Apparel & Luxury Goods (1.2%)
Cherokee, Inc.	(3,700)	$(76)
Iconix Brand Group, Inc. ‡	(4,800)	(83)
Kenneth Cole Productions, Inc. — Class A ‡	(1,800)	(22)
K-Swiss, Inc. -Class A ‡	(3,200)	(40)
Phillips-Van Heusen Corp.	(13,300)	(838)
Steven Madden, Ltd. ‡	(500)	(29)
True Religion Apparel, Inc. ‡	(800)	(25)
Volcom, Inc. ‡	(2,700)	(64)
Thrifts & Mortgage Finance (0.5%)
Capitol Federal Financial	(5,600)	(211)
New York Community Bancorp, Inc.	(14,600)	(241)
Radian Group, Inc.	(5,300)	(75)
Tree.com, Inc. ‡	(3,400)	(31)

	Shares	Value

Trading Companies & Distributors (0.9%)
MSC Industrial Direct Co. — Class A	(9,600)	$(524)
RSC Holdings, Inc. ‡	(9,600)	(88)
Titan Machinery, Inc. ‡	(1,400)	(20)
WESCO International, Inc. ‡	(7,200)	(292)
Water Utilities (0.6%)
Aqua America, Inc.	(28,300)	(519)
Southwest Water Co.	(7,300)	(78)
Wireless Telecommunication Services (2.1%)
American Tower Corp. -Class A ‡	(4,400)	(180)
Crown Castle International Corp. ‡	(11,300)	(428)
Leap Wireless International, Inc. ‡	(41,700)	(764)
SBA Communications Corp. -Class A ‡	(20,000)	(707)
Syniverse Holdings, Inc. ‡	(3,900)	(77)

Total Common Stocks (proceeds $85,075)		(96,941)

Total Securities Sold Short (proceeds $85,075)		$(96,941)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

¥	Amount rounds to less than 0.01% or (0.01)%.

♦	Amount rounds to less than $1.

µ	Cash in the amount of $74,123 is segregated with the broker to cover margin requirements for open securities sold short transcations.

▲	Rate shown reflects the yield at 04/30/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $(1), or less than (0.01)% of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $110,211. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,118 and $1,341, respectively. Net unrealized appreciation for tax purposes is $14,777.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$17,228	$—	$—	$17,228
Equities — Consumer Staples	5,162	—	—	5,162
Equities — Energy	6,681	—	—	6,681
Equities — Financials	9,744	—	—	9,744
Equities — Health Care	9,480	—	—	9,480
Equities — Industrials	19,280	—	—	19,280
Equities — Information Technology	17,700	—	—	17,700
Equities — Materials	6,274	—	—	6,274
Equities — Telecommunication Services	1,564	—	—	1,564
Equities — Utilities	3,365	—	—	3,365
Cash & Cash Equivalent — Repurchase Agreement	—	28,510	—	28,510

Total	$96,478	$28,510	$—	$124,988

Securities Sold Short	Level 1	Level 2	Level 3			Total
Equities — Financials	$(11,088)	$—	$	(♦	)	$(11,088)
Equities — Consumer Staples	(4,728)	—		—		(4,728)
Equities — Information Technology	(15,438)	—		—		(15,438)
Equities — Consumer Discretionary	(15,045)	—		—		(15,045)
Equities — Health Care	(10,356)	—		—		(10,356)
Equities — Industrials	(18,181)	—		—		(18,181)
Equities — Utilities	(4,353)	—		—		(4,353)
Equities — Energy	(6,520)	—		—		(6,520)
Equities — Telecommunication Services	(2,287)	—		—		(2,287)
Equities — Materials	(8,945)	—		—		(8,945)

Total	$(96,941)	$—	$	(♦	)	$(96,941)

Level 3 Rollforward — Securities Sold Short

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	4/30/2010
Equities - Financials	$ (♦ )	$ ♦	$—	$ ♦	$—	$—	$ (♦ )
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 11.1%
United States - 11.1%
U.S. Treasury Bond
3.50%, 02/15/2039		$2,000	$1,671
4.38%, 11/15/2039		2,600	2,535
4.50%, 08/15/2039		2,000	1,990
4.63%, 02/15/2040		4,000	4,063

Total U.S. Government Obligations (cost $10,380)			10,259

FOREIGN GOVERNMENT OBLIGATIONS - 7.3%
Argentina - 1.6%
Republic of Argentina
0.39%, 08/03/2012 *		1,000	339
3.17%, 12/15/2035 *		1,405	109
8.28%, 12/31/2033		1,396	1,036
Brazil - 2.0%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	600	643
10.00%, 01/01/2012 - 01/01/2017	BRL	2,300	1,238
Hungary - 0.5%
Hungary Government Bond
8.00%, 02/12/2015	HUF	90,000	482
Mexico - 1.0%
United Mexican States
10.00%, 12/05/2024	MXN	9,000	884
Poland - 0.9%
Poland Government Bond
5.25%, 10/25/2017	PLN	2,500	840
Turkey - 0.9%
Republic of Turkey
11.00%, 08/06/2014	TRY	1,200	838
Venezuela - 0.4%
Republic of Venezuela
9.38%, 01/13/2034		$500	365

Total Foreign Government Obligations (cost $5,692)			6,774

CORPORATE DEBT SECURITIES - 0.4%
Brazil - 0.2%
Rearden G Holdings Eins GmbH
7.88%, 03/30/2020 - 144A		120	124
Mexico - 0.2%
Credito Real SA de CV
10.25%, 04/14/2015 - 144A		190	190

Total Corporate Debt Securities (cost $313)			314

	Shares	Value

COMMON STOCKS - 36.1%
Canada - 5.2%
Agnico-Eagle Mines, Ltd. ∧	11,600	733
Barrick Gold Corp.	20,700	901
Goldcorp, Inc.	21,400	925
Pan American Silver Corp.	10,000	265
TELUS Corp. ‡	26,700	986
Yamana Gold, Inc.	93,000	1,011
France - 1.6%
Sanofi-Aventis SA ‡	8,300	566
Vivendi SA	35,000	918

	Shares	Value

Italy - 1.2%
ENI SpA	49,400	$1,104
Japan - 6.7%
FamilyMart Co., Ltd. ∧	14,200	489
Lawson, Inc. ∧	14,100	623
Mitsubishi UFJ Financial Group, Inc.	170,000	886
NTT DoCoMo, Inc. ∧	894	1,391
Sankyo Co., Ltd. ∧	20,500	946
Secom Co., Ltd.	19,000	825
Takeda Pharmaceutical Co., Ltd. ∧	24,100	1,035
Korea, Republic of - 1.3%
SK Telecom Co., Ltd.	7,975	1,245
Switzerland - 1.6%
Noble Corp. ‡	38,000	1,501
United Kingdom - 3.3%
AstraZeneca PLC	26,680	1,179
Ensco PLC ADR	39,300	1,854
United States - 15.2%
AT&T, Inc.	35,600	928
Baxter International, Inc.	16,000	756
Bemis Co., Inc.	22,700	690
Biogen Idec, Inc. ‡	16,000	852
BJ’s Wholesale Club, Inc. ‡∧	23,600	903
Bristol-Myers Squibb Co.	40,600	1,027
Bunge, Ltd.	9,700	514
Career Education Corp. ‡∧	9,400	275
Cephalon, Inc. ‡∧	10,900	700
Constellation Energy Group, Inc.	22,000	778
Corinthian Colleges, Inc. ‡∧	30,500	477
Exelon Corp.	25,000	1,090
Gilead Sciences, Inc. ‡	31,000	1,229
Microsoft Corp.	15,000	458
Patterson-UTI Energy, Inc.	47,000	719
Pfizer, Inc.	56,400	943
Pharmaceutical Product Development, Inc.	14,000	385
Tidewater, Inc. ∧	16,200	868
Unit Corp. ‡∧	8,800	419

Total Common Stocks (cost $31,754)		33,394

INVESTMENT COMPANIES - 8.6%
Canada - 4.0%
Central Fund of Canada, Ltd.	244,700	3,680
United States - 4.6%
PowerShares DB Agriculture Fund	170,000	4,233

Total Investment Companies (cost $7,160)		7,913

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS - 3.1%
Put Options - 3.1%
PowerShares QQQ	$200	$368
Put Strike $50.00
Expires 06/19/2010
Consumer Discretionary Select	240	192
Put Strike $34.00
Expires 06/19/2010
iShares MSCI Emerging Markets Index Fund	150	533
Put Strike $45.00
Expires 06/19/2010
SPDR S&P 500 ETF Trust	190	1,238
Put Strike $124.00
Expires 06/19/2010
iShares Russell 2000	140	525
Put Strike $75.00
Expires 06/30/2010

Total Purchased Options (cost $4,347)		2,856

	Shares	Value

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	5,999,648	$6,000

Total Securities Lending Collateral (cost $6,000)

	Principal	Value

REPURCHASE AGREEMENT - 31.4%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $28,982 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 01/25/2039, and with a total value of $29,563.	$28,982	28,982
Total Repurchase Agreement (cost $28,982)

Total Investment Securities (cost $94,628) #		96,492
Other Assets and Liabilities — Net		(4,104)

Net Assets		$92,388

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)
Australian Dollar	(2,000)	05/12/2010	$(1,755)	$(93)
Australian Dollar	(1,900)	06/08/2010	(1,697)	(53)
Brazilian Real	(1,533)	07/02/2010	(831)	(39)
Canadian Dollar	(5,227)	08/03/2010	(5,147)	3
Canadian Dollar	(4,165)	08/03/2010	(4,102)	2
Euro	(1,250)	07/20/2010	(1,687)	23
Japanese Yen	(197,229)	05/06/2010	(2,176)	76
Japanese Yen	(679,555)	06/08/2010	(7,630)	392
New Zealand Dollar	(3,500)	06/08/2010	(2,400)	(137)
Peruvian Sol	607	04/11/2011	212	♦
Polish Zloty	(3,658)	07/30/2010	(1,271)	38
Pound Sterling	(1,600)	07/20/2010	(2,462)	15
Pound Sterling	(700)	07/20/2010	(1,076)	6
Republic of Korea Won	297,120	05/07/2010	240	28
Republic of Korea Won	(297,120)	05/07/2010	(252)	(16)
Republic of Korea Won	390,150	03/23/2011	340	14
Russian Ruble	8,400	05/14/2010	240	47
South African Rand	(9,659)	07/14/2010	(1,288)	(3)

				$303

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)
Buy	Canadian Dollar	1,344	05/06/2010	$63
Sell	New Zealand Dollar	(1,800)	05/06/2010	(48)
Buy	New Zealand Dollar	1,800	05/06/2010	47
Sell	Canadian Dollar	(1,255)	05/06/2010	25
Buy	Pound Sterling	820	08/06/2010	8
Sell	Mexican Peso	(15,430)	08/06/2010	6
Buy	Singapore Dollar	1,700	08/18/2010	21
Sell	Polish Zloty	(3,554)	08/18/2010	23
Buy	Singapore Dollar	1,700	08/18/2010	23
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Sell	Mexican Peso	(15,190)	08/18/2010	$(1)
Buy	Singapore Dollar	1,567	08/25/2010	3
Sell	Australian Dollar	(1,250)	08/25/2010	♦
Buy	Singapore Dollar	1,227	07/28/2010	17
Sell	Swiss Franc	(930)	07/28/2010	13
Buy	Singapore Dollar	1,482	05/06/2010	33
Sell	New Zealand Dollar	(1,500)	05/06/2010	(41)

				$192

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
U.S. Government Obligation	10.6%	$10,259
Capital Markets	8.2	7,913
Foreign Government Obligation	7.0	6,774
Energy Equipment & Services	5.6	5,362
Pharmaceuticals	4.9	4,750
Metals & Mining	4.0	3,835
Derivative	3.0	2,856
Biotechnology	3.0	2,780
Wireless Telecommunication Services	2.7	2,636
Food & Staples Retailing	2.1	2,015
Diversified Telecommunication Services	2.0	1,914
Oil, Gas & Consumable Fuels	1.1	1,104
Electric Utilities	1.1	1,090
Commercial Banks	1.1	1,076
Leisure Equipment & Products	1.0	946
Media	0.9	918
Commercial Services & Supplies	0.9	825
Independent Power Producers & Energy Traders	0.8	778
Health Care Equipment & Supplies	0.8	756
Diversified Consumer Services	0.8	752
Containers & Packaging	0.7	690
Food Products	0.5	514
Software	0.5	458
Life Sciences Tools & Services	0.4	385
Building Products	0.1	124

Investment Securities, at Value	63.8	61,510
Short-Term Investments	36.2	34,982

Total Investments	100.0%	$96,492

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

∧	All or a portion of this security is on loan. The value of all securities on loan is $5,795.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

♦	Amount rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $94,628. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,460 and $2,596, respectively. Net unrealized appreciation for tax purposes is $1,864.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $314, or 0.34%, of the fund’s net assets.

ADR	American Depositary Receipt

BRL	Brazilian Real

ETF	Exchange-Traded Fund

HUF	Hungarian Forint

MSCI	Morgan Stanley Capital International

MXN	Mexican Peso

PLN	Polish Zloty

QQQ	NASDAQ 100 Trust

SPDR	Standard & Poor’s Depositary Receipt

TRY	Turkish New Lira
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$1,700	$918	$—	$2,618
Equities — Consumer Staples	2,529	—	—	2,529
Equities — Energy	5,362	1,104	—	6,466
Equities — Financials	886	—	—	886
Equities — Health Care	8,104	566	—	8,670
Equities — Industrials	825	—	—	825
Equities — Information Technology	458	—	—	458
Equities — Materials	4,525	—	—	4,525
Equities — Purchased Options	2,856	—	—	2,856
Equities — Telecommunication Services	3,305	1,245	—	4,550
Equities — Utilities	1,867	—	—	1,867
Fixed Income — Financials	—	190	—	190
Fixed Income — Foreign Government Obligation	—	6,774	—	6,774
Fixed Income — Industrials	—	124	—	124
Fixed Income — U.S. Government Obligation	—	10,259	—	10,259
Investment Company — Financials	7,913	—	—	7,913
Cash & Cash Equivalent — Repurchase Agreement	—	28,982	—	28,982
Cash & Cash Equivalent — Securities Lending Collateral	6,000	—	—	6,000

Total	$46,330	$50,162	$—	$96,492

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$926	$—	$926
Forward Foreign Currency Contracts — Depreciation	—	(431)	—	(431)

Total	$—	$495	$—	$495

*	Other financial instruments are derivative instruments including, but not limited to Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.5%
Put Options - 0.5%
Russell 2000 Index	$11,300	154
Put Strike $710.00
Expires 05/22/2010
S&P 500 Index	18,600	306
Put Strike $1,175.00
Expires 05/22/2010
S&P 500 Index	6,800	177
Put Strike $1,200.00
Expires 05/22/2010

Total Purchased Options (cost $482)		637

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 18.3%
United States - 18.3%
U.S. Treasury Bill
0.12%, 05/13/2010 F ∆ ▲	4,000	4,000
0.13%, 05/20/2010 ∆ ▲ ■	5,000	5,000
0.23%, 09/16/2010- 10/07/2010 F ▲ ■	2,000	1,998
0.25%, 09/30/2010 ▲ ■	1,000	999
0.53%, 05/06/2010 ∆ F ▲	9,000	8,999

Total Short-Term U.S. Government Obligations (cost $20,996)		20,996

REPURCHASE AGREEMENT - 82.1%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $94,287 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2024 - 07/15/2025, and with a total value of 96,174.	94,287	94,287

Total Repurchase Agreement (cost $94,287)

Total Investment Securities (cost $115,765) #		115,920
Other Assets and Liabilities — Net		(1,025)

Net Assets		$114,895

	Notional
	Amount	Value

WRITTEN OPTIONS - (0.4%)
Put Options - (0.4%)
Russell 2000 Index	$(11)	$(141)
Put Strike $670.00
Expires 06/19/2010
S&P 500 Index	(7)	(102)
Put Strike $1,125.00
Expires 06/19/2010
S&P 500 Index	(19)	(212)
Put Strike $1,100.00
Expires 06/19/2010

Total Written Options (Premiums: $321)		(455)

FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts ┌	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	378	06/15/2010	$(32)
10-Year Government of Canada Bond	8	06/21/2010	9
10-Year Mini Japanese Government Bond	(329)	06/09/2010	(163)
10-Year U.S. Treasury Note	415	06/21/2010	501
AEX Index	(14)	05/21/2010	32
ASX SPI 200 Index	(48)	06/17/2010	41
CAC 40 Index	29	05/21/2010	(92)
DAX Index	6	06/18/2010	6
FTSE 100 Index	58	06/18/2010	(55)
FTSE MIB Index	24	06/18/2010	(206)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS (continued):

			Net Unrealized
			Appreciation
Description	Contracts ┌	Expiration Date	(Depreciation)

German Euro Bund	38	06/08/2010	$64
Hang Seng Index	(7)	05/28/2010	7
IBEX 35 Index	43	05/21/2010	(474)
Russell 2000 Mini Index	18	06/18/2010	(17)
S&P 500 E-Mini Index	133	06/18/2010	(108)
S&P 500 Index	5	06/17/2010	47
S&P TSE 60 Index	(39)	06/17/2010	(82)
Topix Index	10	06/11/2010	73
UK Long Gilt Bond	(277)	06/28/2010	(1,266)

			$(1,715)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(794)	06/16/2010	$(732)	$1
Australian Dollar	(1,605)	06/16/2010	(1,477)	♦
Australian Dollar	1,299	06/16/2010	1,173	22
Australian Dollar	1,757	06/16/2010	1,591	26
Australian Dollar	(575)	06/16/2010	(529)	♦
Australian Dollar	(11,927)	06/16/2010	(10,761)	(213)
Australian Dollar	(1,548)	06/16/2010	(1,436)	11
Canadian Dollar	1,601	06/16/2010	1,606	(30)
Canadian Dollar	420	06/16/2010	421	(7)
Canadian Dollar	1,808	06/16/2010	1,812	(32)
Canadian Dollar	(1,564)	06/16/2010	(1,541)	1
Canadian Dollar	(4,878)	06/16/2010	(4,752)	(50)
Canadian Dollar	61	06/16/2010	59	♦
Canadian Dollar	985	06/16/2010	958	12
Canadian Dollar	927	06/16/2010	924	(11)
Canadian Dollar	(1,068)	06/16/2010	(1,069)	17
Canadian Dollar	(712)	06/16/2010	(699)	(2)
Euro	(15,140)	06/16/2010	(20,694)	535
Euro	598	06/16/2010	789	7
Euro	(543)	06/16/2010	(727)	4
Euro	(680)	06/16/2010	(911)	5
Euro	701	06/16/2010	956	(23)
Euro	685	06/16/2010	907	5
Euro	(415)	06/16/2010	(569)	17
Euro	(1,096)	06/16/2010	(1,460)	1
Japanese Yen	571,618	06/16/2010	6,327	(238)
Japanese Yen	85,086	06/16/2010	944	(38)
Japanese Yen	(136,598)	06/16/2010	(1,485)	30
Japanese Yen	(128,089)	06/16/2010	(1,421)	57
Japanese Yen	(105,076)	06/16/2010	(1,160)	41
Japanese Yen	(79,870)	06/16/2010	(888)	37
Japanese Yen	105,757	06/16/2010	1,121	5
Japanese Yen	(143,517)	06/16/2010	(1,595)	66
New Zealand Dollar	(3,030)	06/16/2010	(2,114)	(81)
New Zealand Dollar	(1,265)	06/16/2010	(887)	(30)
New Zealand Dollar	1,214	06/16/2010	865	14
New Zealand Dollar	(1,531)	06/16/2010	(1,093)	(17)
New Zealand Dollar	1,600	06/16/2010	1,120	39
Pound Sterling	(144)	06/16/2010	(214)	(6)
Pound Sterling	1,221	06/16/2010	1,884	(17)
Pound Sterling	216	06/16/2010	333	(3)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Pound Sterling	560	06/16/2010	$841	$16
Pound Sterling	4,999	06/16/2010	7,558	90
Pound Sterling	815	06/16/2010	1,257	(11)
Pound Sterling	919	06/16/2010	1,374	31
Swedish Krona	(15,497)	06/16/2010	(2,188)	48
Swedish Krona	8,128	06/16/2010	1,135	(13)
Swedish Krona	(8,133)	06/16/2010	(1,135)	12
Swedish Krona	(6,364)	06/16/2010	(877)	(2)
Swedish Krona	4,602	06/16/2010	642	(6)
Swedish Krona	224	06/16/2010	31	♦
Swiss Franc	756	06/16/2010	706	(3)
Swiss Franc	(612)	06/16/2010	(582)	13
Swiss Franc	783	06/16/2010	733	(5)
Swiss Franc	(2,246)	06/16/2010	(2,121)	33
Swiss Franc	(832)	06/16/2010	(776)	3
Swiss Franc	1,980	06/16/2010	1,879	(39)
Swiss Franc	1,271	06/16/2010	1,202	(21)
Swiss Franc	(3,353)	06/16/2010	(3,136)	18
Swiss Franc	848	06/16/2010	801	(13)
Swiss Franc	911	06/16/2010	848	(1)

				$305

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2010.

┌	Contract amounts are not in thousands.

♦	Amount rounds to less than $1.

■	A portion of these securities, in the amount of $4,128, have been segregated with the broker to cover open forward contracts.

∆	A portion of these securities, in the amount of $6,499, have been segregated with the broker to cover open written options.

F	A portion of these securities, in the amount of $7,998, have been segregated with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $115,765. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $155. Net unrealized appreciation for tax purposes is $155.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Purchased Options	$—	$637	$—	$637
Fixed Income — Short-Term U.S. Government Obligation	—	20,996	—	20,996
Cash & Cash Equivalent — Repurchase Agreement	—	94,287	—	94,287

Total	$—	$115,920	$—	$115,920

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$—	$780	$—	$780
Futures Contracts — Depreciation	—	(2,495)	—	(2,495)
Forward Foreign Currency Contracts — Appreciation	—	1,217	—	1,217
Forward Foreign Currency Contracts — Depreciation	—	(912)	—	(912)

Total	$—	($1,410)	$—	($1,410)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$—	($455)	$—	($455)
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	04/30/2010
Fixed Income - Materials	$6	$(1)	$—	$(5)	$—	$—	$—

*	Other financial instruments are derivative instruments including, but not limited to Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 39.9%
U.S. Treasury Bond
4.50%, 02/15/2036	$100	$101
5.38%, 02/15/2031	300	341
5.50%, 08/15/2028	800	918
6.00%, 02/15/2026	200	241
6.13%, 11/15/2027	350	429
6.38%, 08/15/2027	50	63
6.50%, 11/15/2026	600	761
6.63%, 02/15/2027	200	257
6.75%, 08/15/2026	250	324
7.25%, 05/15/2016	5,500	6,869
7.50%, 11/15/2016	12,200	15,513
8.13%, 08/15/2019	650	885
8.50%, 02/15/2020	50	70
8.75%, 05/15/2017 - 08/15/2020	4,625	6,307
8.88%, 08/15/2017 - 02/15/2019	33,475	46,384
9.00%, 11/15/2018	1,000	1,418
9.25%, 02/15/2016	7,500	10,142
U.S. Treasury Note
1.38%, 09/15/2012	10,500	10,554
1.75%, 04/15/2013	1,000	1,008
1.88%, 02/28/2014	6,000	5,987
2.38%, 02/28/2015 - 03/31/2016	3,300	3,231
2.63%, 07/31/2014 - 12/31/2014	37,000	37,554
3.13%, 10/31/2016	11,700	11,788
3.25%, 12/31/2016	19,350	19,587
4.25%, 11/15/2017	11,250	12,038
4.50%, 11/30/2011 - 05/15/2017	35,950	39,155
4.63%, 02/15/2017	3,750	4,126
4.75%, 08/15/2017	500	553
U.S. Treasury STRIPS
1.39%, 02/15/2013 ▲	7,000	6,734
1.94%, 02/15/2014 ▲	4,500	4,181
2.06%, 05/15/2014 ▲	5,400	4,969
2.18%, 08/15/2014 ▲	4,000	3,642
2.45%, 02/15/2015 ▲	5,100	4,534
2.93%, 05/15/2016 ▲	200	167
3.11%, 11/15/2016 ▲	150	122
3.18%, 02/15/2017 ▲	3,960	3,194
3.34%, 08/15/2017 ▲	300	235
3.40%, 11/15/2017 ▲	3,625	2,807
3.46%, 02/15/2018 ▲	2,100	1,604
3.59%, 08/15/2018 ▲	550	409
3.66%, 11/15/2018 ▲	500	366
3.81%, 05/15/2019 ▲	2,850	2,022
3.88%, 08/15/2019 ▲	2,350	1,642
4.05%, 05/15/2020 ▲	100	67
4.09%, 08/15/2020 ▲	950	625
4.12%, 11/15/2020 ▲	700	455
4.29%, 02/15/2022 ▲	400	242
4.48%, 02/15/2024 ▲	75	41
4.50%, 05/15/2024 ▲	300	160
4.53%, 08/15/2024 ▲	475	250
4.55%, 11/15/2024 ▲	1,600	829
4.57%, 02/15/2025 ▲	1,150	588
4.58%, 05/15/2025 ▲	700	353
4.59%, 08/15/2025 ▲	400	199
4.63%, 05/15/2026 ▲	600	287

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - (continued)
U.S. Treasury STRIPS (continued)
4.67%, 02/15/2027 ▲	$200	$92
4.69%, 08/15/2027 -11/15/2027 ▲	450	200
4.70%, 05/15/2028 ▲	100	43
4.72%, 05/15/2029 ▲	100	41
4.73%, 02/15/2030 ▲	50	20
4.75%, 02/15/2032 ▲	50	18
4.76%, 11/15/2031 ▲	100	36
4.79%, 05/15/2036 ▲	100	29

Total U.S. Government Obligations (cost $274,789)		277,807

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.5%
Fannie Mae
0.46%, 10/27/2037 *	2,000	1,996
0.48%, 02/25/2036 - 03/25/2045 *	971	935
0.52%, 11/25/2046 *	2,091	2,121
0.56%, 03/25/2036 *	635	634
0.66%, 06/25/2037 *	644	643
0.71%, 07/25/2034 *	1,527	1,519
3.50%, 12/25/2018	3,000	2,993
4.00%, 12/25/2039	2,500	2,624
4.50%, 12/25/2017 - 02/25/2039	6,017	6,273
4.55%, 06/25/2043	434	454
5.00%, 04/25/2016 - 07/25/2039	5,056	5,370
5.00%, 05/01/2040 Ə	6,000	6,292
5.21%, 03/01/2036 *	707	744
5.50%, 01/01/2018 - 07/25/2034	10,019	10,681
5.50%, 07/01/2037 *	554	583
5.60%, 11/01/2037 *	617	652
5.61%, 01/25/2032	442	441
5.61%, 12/01/2036 *	861	905
5.66%, 09/01/2036 *	374	393
5.68%, 11/01/2036 - 04/01/2037 *	569	599
5.76%, 08/01/2037 *	779	818
5.85%, 12/01/2036 *	586	617
5.88%, 11/01/2036 *	1,153	1,216
5.90%, 02/25/2015	574	592
5.90%, 04/01/2036 *	997	1,054
5.92%, 07/01/2037 *	423	444
5.97%, 09/01/2037 *	136	143
5.99%, 05/01/2036 - 09/01/2037 *	1,857	1,953
6.00%, 02/01/2037 *	512	541
6.00%, 03/01/2019 - 08/25/2037	8,786	9,497
6.11%, 11/01/2037 *	646	675
6.13%, 02/25/2040 *	1,175	1,288
6.14%, 07/01/2037 *	550	578
6.15%, 02/01/2037 *	670	700
6.18%, 08/01/2036 - 10/01/2036 *	949	997
6.20%, 06/01/2036 *	680	710
6.24%, 09/01/2036 *	933	975
6.43%, 03/25/2040	985	1,070
6.50%, 05/25/2017 - 07/25/2042	7,421	8,085
6.53%, 09/01/2036 *	274	289
6.75%, 04/25/2037	1,495	1,605

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
Fannie Mae (continued)
7.00%, 12/25/2033 - 02/25/2044	$5,908	$6,563
7.50%, 05/17/2024 - 12/25/2045	3,553	4,000
8.00%, 10/01/2031	406	469
15.68%, 01/25/2034 *	229	259
16.22%, 08/25/2035 - 10/25/2035 *	767	877
17.15%, 09/25/2024 *	573	694
23.60%, 11/25/2035 *	543	775
Fannie Mae, PO
04/25/2019 - 07/25/2036	3,749	3,379
Fannie Mae, IO
0.64%, 10/25/2016 * Ə	1,845	24
5.00%, 07/25/2039	875	163
5.64%, 10/25/2039 *	2,070	193
5.74%, 02/25/2038 *	1,542	185
5.92%, 12/25/2039 *	467	28
6.19%, 10/25/2037 - 12/25/2037 *	2,869	315
6.54%, 01/25/2038 * Ə	689	34
6.73%, 03/25/2038 *	1,736	228
6.84%, 02/25/2040 *	1,947	297
Financing Corp. Fico
4.50%, 09/26/2019	500	330
Freddie Mac
0.55%, 04/15/2035 - 03/15/2036 *	483	485
4.00%, 01/15/2018	861	897
4.13%, 12/21/2012	8,300	8,836
4.50%, 07/01/2014 - 03/15/2035	10,781	11,350
4.82%, 10/25/2037 *	1,193	1,213
5.00%, 10/01/2018 - 07/15/2033	6,616	7,029
5.24%, 03/01/2036 *	1,360	1,430
5.30%, 06/15/2012	691	730
5.32%, 05/01/2038 *	318	336
5.50%, 02/01/2018 - 07/15/2035	17,697	18,895
5.69%, 04/01/2037 - 06/01/2037 *	866	920
5.74%, 05/01/2037 *	411	435
5.77%, 05/01/2037 *	1,212	1,280
5.79%, 05/01/2037 *	396	421
5.84%, 05/01/2036 *	388	411
5.87%, 11/01/2036 *	513	545
5.91%, 04/01/2037 *	407	431
5.95%, 04/01/2037 *	205	219
5.96%, 03/01/2037 *	885	939
5.97%, 11/01/2036 *	164	174
6.00%, 11/15/2023 - 06/15/2038	8,047	8,670
6.04%, 10/01/2037 *	505	538
6.13%, 05/01/2037 *	414	439
6.18%, 12/01/2036 *	952	1,008
6.25%, 10/15/2023	1410	1519
6.31%, 10/01/2036 - 09/01/2037 *	1,152	1,222
6.36%, 12/01/2036	1,238	1,313
6.37%, 10/01/2037 *	934	1,006
6.46%, 02/01/2037 *	597	645
6.50%, 02/15/2028 - 02/25/2043	873	951
6.50%, 02/01/2037 - 09/25/2043 *	8,098	8,819
7.00%, 02/25/2043 - 07/25/2043	778	871
7.50%, 10/01/2037 - 09/25/2043	1,829	2,058
8.50%, 09/01/2015	255	279

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
Freddie Mac (continued)
8.62%, 11/15/2033 *	$90	$81
8.66%, 11/15/2033 *	403	340
8.77%, 10/15/2033 *	348	303
9.19%, 12/15/2028 *	564	584
10.00%, 03/17/2026 - 10/01/2030	1,760	2,044
11.00%, 02/17/2021	827	912
14.38%, 06/15/2033 *	391	447
15.74%, 10/15/2033 *	171	176
15.87%, 10/15/2033 *	427	445
16.65%, 02/15/2040 *	500	625
16.81%, 02/15/2038 *	183	208
19.46%, 07/15/2035 *	168	200
20.27%, 08/15/2031 *	295	384
20.98%, 05/15/2035 *	165	187
23.61%, 06/15/2035 *	140	166
Freddie Mac, PO
03/15/2020 - 04/15/2037	3,243	2,694
Freddie Mac, IO
5.50%, 07/15/2037	877	147
6.09%, 12/15/2039 *	2,682	311
6.15%, 01/15/2037 *	1,917	220
6.20%, 11/15/2037 *	299	35
6.45%, 01/15/2019 *	2,500	214
6.55%, 09/15/2039 *	1,715	220
Freddie Mac Re-REMIC
6.00%, 05/15/2036	1,011	1,093
Ginnie Mae
0.46%, 04/16/2037 *	276	274
5.50%, 05/16/2019 - 09/20/2039	1,054	1,134
6.00%, 04/20/2020 - 12/20/2035	1,244	1,367
6.50%, 04/20/2028 - 12/15/2035	2,744	2,989
7.00%, 09/15/2031	414	466
7.00%, 09/20/2034 *	102	104
7.38%, 03/17/2033 *	414	392
7.50%, 12/20/2029 - 10/15/2037	3,627	4,003
8.74%, 04/20/2034 *	480	481
14.23%, 11/17/2032 *	150	173
16.76%, 02/20/2034 *	73	85
Ginnie Mae, PO
01/17/2033 - 11/16/2037	1,864	1,626
Ginnie Mae, IO
5.57%, 02/20/2038 *	725	63
5.69%, 02/20/2039 - 06/20/2039 *	2,508	235
5.78%, 02/20/2039 *	838	90
5.84%, 11/20/2034 *	2,105	247
5.94%, 03/20/2037 - 06/20/2038 *	1,843	171
6.04%, 03/20/2039 *	932	96
6.14%, 12/20/2038 - 11/16/2039 *	4,842	515
6.27%, 12/20/2037 *	348	28
6.29%, 11/16/2033 - 11/20/2037 *	915	93
6.50%, 03/20/2039	470	83
7.34%, 09/20/2038 *	430	67
7.44%, 04/16/2038 *	253	30
Tennessee Valley Authority
5.25%, 09/15/2039	40	41

Total U.S. Government Agency Obligations (cost $211,815)		212,715

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Province of Manitoba Canada
2.13%, 04/22/2013	$100	$101
Province of Ontario Canada
2.95%, 02/05/2015	515	519

Total Foreign Government Obligations (cost $614)		620

MORTGAGE-BACKED SECURITIES - 6.8%
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A *	439	444
ASG Resecuritization Trust
Series 2009-1, Class A60
5.59%, 06/26/2037 - 144A *	264	260
Series 2009-2, Class A55
5.77%, 05/24/2036 - 144A *	460	454
Series 2009-3, Class A65
5.59%, 03/26/2037 - 144A *	713	712
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	342	348
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	208	207
Series 2003-11, Class 2A1
6.00%, 01/25/2034	276	275
Series 2003-7, Class 2A4
5.00%, 09/25/2018	735	746
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	362	363
Series 2004-1, Class 5A1
5.50%, 02/25/2019	136	136
Series 2004-6, Class 3A2
6.00%, 07/25/2034	499	489
Series 2004-8, Class 3A1
5.50%, 09/25/2019	170	172
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	304
Series 2005-3, Class AM
4.73%, 07/10/2043	150	142
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	210
Series 2006-4, Class A4
5.63%, 07/10/2046	500	515
Banc of America Funding Corp.
Series 2004-3, Class 1A7
5.50%, 10/25/2034	228	227
Series 2004-C, Class 1A1
5.05%, 12/20/2034 *	424	421
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.81%, 05/25/2018 *	241	230
Series 2003-6, Class 2A1
0.71%, 08/25/2018 *	412	402
Series 2003-C, Class 3A1
3.03%, 04/25/2033 *	521	529
Series 2003-E, Class 2A2
4.14%, 06/25/2033 *	669	642
Series 2004-3, Class 1A23
4.50%, 04/25/2034	215	216
Series 2004-3, Class 3A1
5.00%, 04/25/2019	341	342
Series 2004-5, Class 4A1
4.75%, 06/25/2019	258	257

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A Ə	$351	$351
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	979	973
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-2, Class 14A
5.17%, 05/25/2034 *	542	555
Series 2005-5, Class A1
2.53%, 08/25/2035 *	522	502
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.62%, 03/11/2039 *	200	210
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	166	133
Chase Mortgage Finance Corp.
Series 2007-A1, Class 9A1
4.55%, 02/25/2037 *	444	450
Series 2007-A2, Class 1A1
3.70%, 07/25/2037 *	185	181
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 05/25/2033	282	285
Countrywide Alternative Loan Trust, PO
Series 2002-7, Class PO
08/25/2032	202	139
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	250	253
Series 2003-39, Class A6
5.00%, 10/25/2033	697	659
Series 2003-J13, Class 1A7
5.25%, 01/25/2035	1,406	1,314
Series 2004-8, Class 2A1
4.50%, 06/25/2019	229	226
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	410	422
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-29, Class 5A1
7.00%, 12/25/2033	354	356
Series 2003-29, Class 8A1
6.00%, 11/25/2018	184	185
Series 2003-AR15, Class 3A1
3.54%, 06/25/2033 *	498	495
Series 2004-8, Class 3A5
5.50%, 12/25/2034	1,213	1,218
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	626	626
Deutsche ALT-A Securities Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.60%, 02/25/2020 *	425	422
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	307	310
First Union National Bank Commercial Mortgage
Series 2000-C2, Class B
7.28%, 10/15/2032 *	150	152

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
GMAC Mortgage Corp. Loan Trust
Series 2003-AR1, Class A4
4.07%, 10/19/2033 *	$333	$326
Series 2004-J2, Class A2
0.76%, 06/25/2034 *	358	329
Series 2004-J5, Class A7
6.50%, 01/25/2035	706	728
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	529	537
GSR Mortgage Loan Trust
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	247	236
Series 2005-5F, Class 2A3
5.50%, 06/25/2035	717	726
Series 2005-5F, Class 8A3
0.76%, 06/25/2035 *	569	513
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	190	192
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.46%, 01/12/2043 *	385	392
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
4.27%, 07/25/2034 *	318	322
Series 2004-A4, Class 1A1
4.61%, 09/25/2034 *	418	427
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	195	199
Series 2006-A2, Class 4A1
4.05%, 08/25/2034 *	785	768
Series 2006-A3, Class 6A1
3.96%, 08/25/2034 *	218	201
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	154
Series 2006-C4, Class A4
6.08%, 06/15/2038	400	422
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A6
3.10%, 11/21/2034 *	274	276
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	286	285
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	259	266
Series 2003-3, Class 3A18
5.50%, 04/25/2033	666	676
Series 2003-7, Class 4A1
4.25%, 09/25/2033	489	485
MASTR Resecuritization Trust, PO
Series 2005-PO, Class 3PO
05/28/2035 - 144A	507	294
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
3.33%, 07/25/2033 *	242	245
Series 2003-A5, Class 2A6
3.20%, 08/25/2033 *	260	253
Series 2004-A4, Class A2
2.97%, 08/25/2034 *	405	401

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.84%, 05/12/2039 *	$730	$760
MLCC Mortgage Investors, Inc.
Series 2004-D, Class A2
0.75%, 08/25/2029 *	523	484
Morgan Stanley Capital I
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	200	206
Series 2007-T27, Class A4
5.80%, 06/11/2042 *	200	210
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	441	452
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1PO
02/25/2034	47	27
Residential Accredit Loans, Inc.
Series 2003-QS1, Class A6
4.25%, 01/25/2033	274	275
Series 2003-QS18, Class A1
5.00%, 09/25/2018	264	260
Series 2004-QS7, Class A4
5.50%, 05/25/2034	346	268
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	259	257
Residential Funding Mortgage Securities I
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	289	296
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.69%, 09/25/2033 *	817	804
Series 2003-UP1, Class A
3.45%, 04/25/2032 - 144A	83	72
Structured Asset Securities Corp.
Series 2003-16, Class A3
0.76%, 06/25/2033 *	271	248
Series 2003-32, Class 1A1
5.15%, 11/25/2033 *	330	332
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	269	257
Series 2003-35, Class 3A1
0.76%, 12/25/2033 *	978	925
Series 2003-37A, Class 2A
5.00%, 12/25/2033 *	469	475
Series 2004-5H, Class A4
5.54%, 12/25/2033	500	488
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.10%, 03/25/2044 *	292	283
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.07%, 08/15/2039 *	650	709
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	551	611

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
3.04%, 06/25/2033 *	$274	$273
Series 2003-AR7, Class A7
2.83%, 08/25/2033 *	535	525
Series 2003-AR8, Class A
2.85%, 08/25/2033 *	179	182
Series 2003-AR9, Class 1A6
2.83%, 09/25/2033 *	911	918
Series 2003-S4, Class 2A10
16.74%, 06/25/2033 *	80	78
Series 2003-S9, Class A8
5.25%, 10/25/2033	562	507
Series 2004-AR14, Class A1
2.74%, 01/25/2035 *	265	259
Series 2004-AR3, Class A1
2.93%, 06/25/2034 *	122	120
Series 2004-AR3, Class A2
2.93%, 06/25/2034 *	209	206
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	296	300
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	553	524
WaMu MSC Mortgage Pass-Through Certificates
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	287	292
Wells Fargo Mortgage Backed Securities Trust
Series 2003-15, Class 1A1
4.75%, 12/25/2018	436	444
Series 2003-J, Class 2A5
4.44%, 10/25/2033 *	65	66
Series 2003-K, Class 1A1
4.47%, 11/25/2033 *	159	162
Series 2004-7, Class 2A2
5.00%, 07/25/2019	694	716
Series 2004-E, Class A8
4.86%, 05/25/2034 *	345	347
Series 2004-EE, Class 2A1
3.09%, 12/25/2034 *	716	714
Series 2004-EE, Class 2A2
3.09%, 12/25/2034 *	179	177
Series 2004-EE, Class 3A1
3.83%, 12/25/2034 *	173	173
Series 2004-EE, Class 3A2
3.83%, 12/25/2034 *	259	263
Series 2004-I, Class 1A1
3.34%, 07/25/2034 *	208	205
Series 2004-U, Class A1
3.40%, 10/25/2034 *	1,033	1,012
Series 2004-V, Class 1A1
3.16%, 10/25/2034 *	413	419
Series 2004-V, Class 1A2
3.16%, 10/25/2034 *	184	182
Series 2005-13, Class A1
5.00%, 11/25/2020	456	463
Series 2005-AR8, Class 2A1
3.13%, 06/25/2035 *	305	307

Total Mortgage-Backed Securities (cost $46,889)		47,646

	Principal	Value

ASSET-BACKED SECURITIES - 0.7%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013 - 144A	$100	$102
Series 2010-1, Class A3
1.45%, 05/15/2014	330	330
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	135	135
Series 2010-1, Class A3
1.66%, 03/17/2014	95	95
Bank of America Auto Trust
Series 2009-2A, Class A3
2.13%, 09/15/2013 - 144A	100	101
Series 2009-3A, Class A3
1.67%, 12/16/2013 - 144A	105	106
Series 2010-1A, Class A3
1.39%, 03/15/2014 - 144A	260	260
Series 2010-1A, Class A4
2.18%, 02/15/2017 - 144A	185	186
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	200	200
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	25	25
Series 2010-A, Class A3
1.54%, 07/15/2014	635	635
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.53%, 01/20/2035 *	110	97
Series 2006-1, Class A1
0.42%, 01/20/2036 *	208	193
Series 2007-1, Class A2F
5.60%, 03/20/2036	200	204
Series 2007-1, Class AS
0.46%, 03/20/2036 *	221	203
Series 2007-3, Class APT
1.46%, 11/20/2036 *	163	141
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	250	250
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
1.01%, 01/25/2035 *	89	87
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 *	681	684
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	350	321
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	115	116
Series 2009-2, Class A4
2.53%, 06/17/2013	115	117
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	276

Total Asset-Backed Securities (cost $4,807)		4,864

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ¥
State of Illinois
5.10%, 06/01/2033	$85	$73
Total Municipal Government Obligation (cost $80)

CORPORATE DEBT SECURITIES - 9.2%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.
8.50%, 12/01/2029	80	106
United Technologies Corp.
8.88%, 11/15/2019	250	334
Automobiles - 0.0% ¥
Daimler Finance North America LLC
6.50%, 11/15/2013	80	89
7.30%, 01/15/2012	160	174
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 - 144A	60	69
Diageo Capital PLC
7.38%, 01/15/2014	90	105
Diageo Finance BV
5.50%, 04/01/2013	290	319
PepsiCo, Inc.
7.90%, 11/01/2018	100	126
SABMiller PLC
5.50%, 08/15/2013 - 144A	90	98
Biotechnology - 0.0% ¥
Amgen, Inc.
4.50%, 03/15/2020	56	57
5.75%, 03/15/2040	165	168
Capital Markets - 1.1%
Bank of New York Mellon Corp.
4.60%, 01/15/2020	40	41
BlackRock, Inc.
6.25%, 09/15/2017	175	195
Deutsche Bank AG
2.38%, 01/11/2013	250	252
3.88%, 08/18/2014	100	103
Goldman Sachs Group, Inc.
3.63%, 08/01/2012	225	229
5.38%, 03/15/2020	390	379
6.15%, 04/01/2018	200	207
6.25%, 09/01/2017	650	680
6.75%, 10/01/2037	200	194
7.50%, 02/15/2019	1,300	1,444
Jefferies Group, Inc.
6.25%, 01/15/2036	260	229
6.45%, 06/08/2027	180	166
Morgan Stanley
4.20%, 11/20/2014	156	156
5.50%, 01/26/2020	400	391
5.63%, 09/23/2019	200	197
6.25%, 08/28/2017	250	259
6.63%, 04/01/2018	200	212
7.30%, 05/13/2019	1,000	1,098
Morgan Stanley — Series F
5.55%, 04/27/2017	170	171
Nomura Holdings, Inc.
6.70%, 03/04/2020	263	282
UBS AG
5.88%, 12/20/2017	110	116
3.88%, 01/15/2015	350	353

	Principal	Value

Chemicals - 0.2%
Dow Chemical Co.
4.85%, 08/15/2012	$190	$201
8.55%, 05/15/2019	50	61
PPG Industries, Inc.
5.75%, 03/15/2013	120	131
9.00%, 05/01/2021	310	380
Commercial Banks - 1.4%
ANZ National International, Ltd.
2.38%, 12/21/2012 - 144A	105	106
Bank of Nova Scotia
3.40%, 01/22/2015	205	208
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/2015 - 144A	227	235
Barclays Bank PLC
2.50%, 01/23/2013	150	151
3.90%, 04/07/2015	170	172
5.00%, 09/22/2016	100	104
5.13%, 01/08/2020	350	350
5.20%, 07/10/2014	125	134
6.75%, 05/22/2019	400	449
BB&T Corp.
3.38%, 09/25/2013	195	201
3.85%, 07/27/2012	85	89
3.95%, 04/29/2016	515	517
4.90%, 06/30/2017	250	255
6.85%, 04/30/2019	250	289
Credit Suisse
5.30%, 08/13/2019	600	628
6.00%, 02/15/2018	400	428
KeyBank NA
5.80%, 07/01/2014	250	265
M&T Bank Corp.
5.38%, 05/24/2012	80	85
National Australia Bank, Ltd.
2.50%, 01/08/2013 - 144A	400	404
3.75%, 03/02/2015 - 144A	280	286
National City Corp.
4.90%, 01/15/2015	165	176
PNC Funding Corp.
5.13%, 02/08/2020	250	255
5.25%, 11/15/2015	260	276
Rabobank Nederland NV
3.20%, 03/11/2015 - 144A	500	501
U.S. Bancorp
2.88%, 11/20/2014	121	121
Wachovia Bank NA
0.59%, 03/15/2016 *	450	427
Wachovia Corp.
5.75%, 02/01/2018	1,770	1,904
Wells Fargo & Co.
3.75%, 10/01/2014	390	398
5.63%, 12/11/2017	100	108
Westpac Banking Corp.
4.88%, 11/19/2019	350	355
Commercial Services & Supplies - 0.0% ¥
Browning-Ferris Industries, Inc.
9.25%, 05/01/2021	105	129
Communications Equipment - 0.1%
Cisco Systems, Inc.
4.45%, 01/15/2020	150	151
5.50%, 01/15/2040	50	50
5.90%, 02/15/2039	100	105

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Computers & Peripherals - 0.0% ¥
Dell, Inc.
5.65%, 04/15/2018	$90	$98
International Business Machines Corp.
8.00%, 10/15/2038	100	135
Consumer Finance - 0.1%
American Express Co.
7.00%, 03/19/2018	400	457
American Express Credit Corp.
7.30%, 08/20/2013	200	228
Capital One Financial Corp.
6.75%, 09/15/2017	180	202
7.38%, 05/23/2014	75	87
Diversified Financial Services - 2.2%
Associates Corp.
6.95%, 11/01/2018	700	744
Bank of America Corp. — Series L
7.38%, 05/15/2014	650	732
Bank of America Corp.
4.50%, 04/01/2015	219	221
5.65%, 05/01/2018	700	709
6.50%, 08/01/2016	500	539
Capital One Bank USA NA
8.80%, 07/15/2019	500	613
Caterpillar Financial Services Corp.
5.85%, 09/01/2017	150	164
7.05%, 10/01/2018	150	176
7.15%, 02/15/2019	100	119
Citigroup, Inc.
5.50%, 10/15/2014	175	182
6.00%, 08/15/2017	615	637
6.13%, 11/21/2017	345	358
6.38%, 08/12/2014	310	334
6.50%, 08/19/2013	110	119
8.13%, 07/15/2039	100	119
8.50%, 05/22/2019	550	649
Countrywide Financial Corp.
6.25%, 05/15/2016	400	416
Credit Suisse USA, Inc.
5.13%, 08/15/2015	170	184
General Electric Capital Corp.
5.40%, 02/15/2017	400	424
5.50%, 06/04/2014	1,825	1,936
5.63%, 09/15/2017	1,500	1,607
6.00%, 08/07/2019	1,420	1,536
Goldman Sachs Group, LP
8.00%, 03/01/2013 - 144A	325	363
HSBC Finance Corp.
4.75%, 07/15/2013	165	174
5.50%, 01/19/2016	160	172
International Lease Finance Corp.
5.25%, 01/10/2013	100	94
John Deere Capital Corp.
5.75%, 09/10/2018	100	112
MassMutual Global Funding II
2.88%, 04/21/2014 - 144A	100	101
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	650	669
6.88%, 04/25/2018	100	108
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	350	367

	Principal	Value

Diversified Financial Services - (continued)
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012	$25	$26
Wachovia Bank NA
5.00%, 08/15/2015	500	522
Diversified Telecommunication Services - 0.7%
AT&T Corp.
8.00%, 11/15/2031 *	610	754
AT&T, Inc.
5.50%, 02/01/2018	300	323
5.88%, 02/01/2012	400	430
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	175	185
7.00%, 10/01/2025	300	331
British Telecommunications PLC
5.95%, 01/15/2018	200	210
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	395	428
France Telecom SA
8.50%, 03/01/2031 *	130	176
GTE Corp.
8.75%, 11/01/2021	250	317
Telecom Italia Capital SA
4.95%, 09/30/2014	250	258
7.00%, 06/04/2018	150	162
Telefonica Emisiones SAU
6.22%, 07/03/2017	150	165
Verizon Global Funding Corp.
5.85%, 09/15/2035	175	174
7.75%, 12/01/2030	250	303
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	273
Electric Utilities - 0.7%
Appalachian Power Co.
5.95%, 05/15/2033	50	50
Carolina Power & Light Co.
5.30%, 01/15/2019	80	86
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	216
Consumers Energy Co.
6.70%, 09/15/2019	100	116
Enel Finance International SA
5.13%, 10/07/2019 - 144A	200	197
Florida Power & Light Co.
5.95%, 10/01/2033	150	160
Jersey Central Power & Light Co.
7.35%, 02/01/2019	330	390
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55	58
MidAmerican Energy, Co.
5.30%, 03/15/2018	500	532
Nevada Power Co. — Series V
7.13%, 03/15/2019	100	116
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50	52
NiSource Finance Corp.
10.75%, 03/15/2016	305	394
Northern States Power Co.
5.35%, 11/01/2039	19	19
6.25%, 06/01/2036	100	112
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	260	299

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities - (continued)
Pacific Gas & Electric Co.
5.40%, 01/15/2040	$42	$41
8.25%, 10/15/2018	150	186
PacifiCorp
5.65%, 07/15/2018	100	110
6.25%, 10/15/2037	200	220
Progress Energy, Inc.
4.88%, 12/01/2019	200	200
6.00%, 12/01/2039	50	51
PSEG Power LLC
5.13%, 04/15/2020 - 144A	151	154
5.32%, 09/15/2016 - 144A	370	390
5.50%, 12/01/2015	100	109
Public Service Co., of Oklahoma
5.15%, 12/01/2019	33	34
Public Service Electric & Gas Co.
5.38%, 11/01/2039	28	28
Southern California Edison Co.
5.50%, 03/15/2040	130	132
Southwestern Public Service Co. — Series G
8.75%, 12/01/2018	260	330
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
6.88%, 06/01/2018	292	322
Energy Equipment & Services - 0.1%
ANR Pipeline Co.
9.63%, 11/01/2021	200	277
Halliburton Co.
6.15%, 09/15/2019	70	80
Spectra Energy Capital LLC
6.20%, 04/15/2018	325	356
TransCanada Pipelines, Ltd.
6.50%, 08/15/2018	175	201
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	110	131
Cargill, Inc.
7.35%, 03/06/2019 - 144A	250	296
Kraft Foods, Inc.
5.38%, 02/10/2020	609	632
6.13%, 08/23/2018	225	248
6.50%, 08/11/2017	175	198
Gas Utilities - 0.1%
AGL Capital Corp.
4.45%, 04/15/2013	300	315
5.25%, 08/15/2019	100	102
Atmos Energy Corp.
4.95%, 10/15/2014	200	214
Health Care Equipment & Supplies - 0.0% ¥
Hospira, Inc.
5.55%, 03/30/2012	100	107
Industrial Conglomerates - 0.0% ¥
Tyco International Finance SA
8.50%, 01/15/2019	100	127
Insurance - 0.3%
Allstate Corp.
5.00%, 08/15/2014	70	76
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	200	216
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	50	54

	Principal	Value

Insurance - (continued)
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	$355	$355
2.88%, 09/17/2012 - 144A	200	204
New York Life Global Funding
4.65%, 05/09/2013 - 144A	150	161
Pacific Life Global Funding
5.00%, 05/15/2017 - 144A	100	97
5.15%, 04/15/2013 - 144A	280	296
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	406
5.30%, 12/14/2012	350	377
Travelers Property Casualty Corp.
7.75%, 04/15/2026	100	118
Machinery - 0.0% ¥
Caterpillar, Inc.
7.90%, 12/15/2018	250	311
Media - 0.5%
CBS Corp.
5.75%, 04/15/2020	63	65
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414	568
Comcast Corp.
5.85%, 11/15/2015	300	333
COX Communications, Inc.
5.45%, 12/15/2014	50	55
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200	221
Historic TW, Inc.
9.15%, 02/01/2023	200	262
News America Holdings, Inc.
8.88%, 04/26/2023	200	256
News America, Inc.
7.25%, 05/18/2018	55	65
7.30%, 04/30/2028	130	143
TCI Communications, Inc.
7.13%, 02/15/2028	100	110
8.75%, 08/01/2015	300	366
Thomson Reuters Corp.
4.70%, 10/15/2019	75	77
Time Warner Cable, Inc.
6.75%, 07/01/2018	40	45
7.30%, 07/01/2038	90	104
8.25%, 04/01/2019	530	649
Time Warner, Inc.
6.20%, 03/15/2040	100	101
Viacom, Inc.
6.25%, 04/30/2016	100	112
Metals & Mining - 0.0% ¥
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019	270	313
Multi-Utilities - 0.1%
Dominion Resources, Inc.
6.40%, 06/15/2018	170	193
Sempra Energy
6.00%, 10/15/2039	150	154
8.90%, 11/15/2013	180	214
Office Electronics - 0.0% ¥
Xerox Corp.
8.25%, 05/15/2014	90	105

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.
7.63%, 03/15/2014	$400	$467
8.70%, 03/15/2019	150	189
Cenovus Energy, Inc.
5.70%, 10/15/2019 - 144A	40	43
CenterPoint Energy Resources Corp.
5.95%, 01/15/2014	150	162
ConocoPhillips
6.00%, 01/15/2020	105	119
EnCana Corp.
6.50%, 05/15/2019	150	170
Marathon Oil Corp.
7.50%, 02/15/2019	220	262
Petro-Canada
6.05%, 05/15/2018	312	344
Shell International Finance BV
4.30%, 09/22/2019	300	303
4.38%, 03/25/2020	410	414
Spectra Energy Capital LLC
8.00%, 10/01/2019	190	230
Talisman Energy, Inc.
7.75%, 06/01/2019	100	122
Tosco Corp.
7.80%, 01/01/2027	160	193
Union Pacific Resources Group, Inc.
7.15%, 05/15/2028	52	58
XTO Energy, Inc.
4.63%, 06/15/2013	60	64
6.25%, 08/01/2017	105	122
Pharmaceuticals - 0.1%
Pharmacia Corp.
6.50%, 12/01/2018 *	260	301
Real Estate Investment Trusts - 0.2%
ERP Operating LP
5.75%, 06/15/2017	120	129
HRPT Properties Trust
6.25%, 08/15/2016	100	102
6.65%, 01/15/2018	215	219
Simon Property Group, LP
5.65%, 02/01/2020	247	254
6.13%, 05/30/2018	150	161
6.75%, 05/15/2014	50	56
10.35%, 04/01/2019	120	155
WEA Finance LLC
6.75%, 09/02/2019 - 144A	180	202
7.13%, 04/15/2018 - 144A	60	68
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.70%, 10/01/2019	75	76
5.65%, 05/01/2017	150	163
7.29%, 06/01/2036	90	105
Canadian National Railway Co.
5.85%, 11/15/2017	180	201
CSX Corp.
6.25%, 03/15/2018	285	319
Union Pacific Corp.
7.00%, 02/01/2016	150	174
7.88%, 01/15/2019	300	368
Software - 0.0% ¥
Intuit, Inc.
5.75%, 03/15/2017	70	75
Oracle Corp.
5.00%, 07/08/2019	100	107

	Principal	Value

Specialty Retail - 0.0% ¥
Lowe’s Cos., Inc.
7.11%, 05/15/2037	$120	$142
Staples, Inc.
9.75%, 01/15/2014	80	98
Transportation Infrastructure - 0.1%
Burlington Northern Santa Fe LLC
5.75%, 03/15/2018	500	545
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	78
Wireless Telecommunication Services - 0.0% ¥
Vodafone Group PLC
5.45%, 06/10/2019	75	79

Total Corporate Debt Securities (cost $62,693)		64,015

REPURCHASE AGREEMENT - 13.7%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $95,369 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $97,277.	95,369	95,369
Total Repurchase Agreement (cost $95,369)

Total Investment Securities (cost $697,056) #		703,109
Other Assets and Liabilities — Net		(6,456)

Net Assets		$696,653

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $6,701, or 0.96% of the fund’s net assets.

¥	Amount rounds to less than 0.1%.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $697,056. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,565 and $1,512, respectively. Net unrealized appreciation for tax purposes is $6,053.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $10,300, or 1.48%, of the fund’s net assets.

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Asset-Backed Security	$—	$4,864	$—	$4,864
Fixed Income — Consumer Discretionary	—	2,306	—	2,306
Fixed Income — Consumer Staples	—	2,222	—	2,222
Fixed Income — Energy	—	4,176	—	4,176
Fixed Income — Financials	—	37,137	—	37,137
Fixed Income — Foreign Government Obligation	—	620	—	620
Fixed Income — Health Care	—	633	—	633
Fixed Income — Industrials	—	3,036	—	3,036
Fixed Income — Information Technology	—	1,148	—	1,148
Fixed Income — Materials	—	1,086	—	1,086
Fixed Income — Mortgage-Backed Security	—	47,646	—	47,646
Fixed Income — Municipal Government Obligation	—	73	—	73
Fixed Income — Telecommunication Services	—	6,297	—	6,297
Fixed Income — U.S. Government Agency Obligation	—	212,715	—	212,715
Fixed Income — U.S. Government Obligation	—	277,807	—	277,807
Fixed Income — Utilities	—	5,974	—	5,974
Cash & Cash Equivalent — Repurchase Agreement	—	95,369	—	95,369

Total	$—	$703,109	$—	$703,109

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS - 64.2%
Australia - 0.5%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	4,200	$3,787
Belgium - 3.2%
Belgium Government Bond
4.00%, 03/28/2018	EUR	15,600	22,061
Brazil - 0.6%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017	BRL	7,500	3,862
Canada - 1.5%
Canadian Government Bond
2.50%, 06/01/2015	CAD	5,000	4,808
5.00%, 06/01/2037	CAD	2,110	2,414
5.75%, 06/01/2033	CAD	2,713	3,346
Denmark - 1.5%
Denmark Government Bond
4.00%, 11/15/2019	DKK	10,150	1,914
5.00%, 11/15/2013	DKK	45,000	8,911
France - 6.0%
Caisse d’Amortissement de La Dette Sociale
3.75%, 10/25/2020	EUR	4,520	6,166
France Government Bond
5.75%, 10/25/2032	EUR	12,500	21,349
Republic of France
3.00%, 07/12/2014	EUR	10,300	14,329
Germany - 2.2%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	8,600	11,983
4.75%, 07/04/2034	EUR	2,030	3,149
Greece - 0.5%
Republic of Greece
4.30%, 03/20/2012	EUR	2,812	3,206
Indonesia - 1.7%
Indonesia Treasury Bond
11.50%, 09/15/2019	IDR	90,500,000	11,912
Ireland - 1.2%
Ireland Government Bond
3.90%, 03/05/2012	EUR	6,000	8,069
Italy - 9.6%
Italy Buoni Poliennali del Tesoro
4.00%, 02/01/2037	EUR	8,350	9,947
4.25%, 08/01/2014	EUR	8,000	11,386
5.00%, 08/01/2034	EUR	9,660	13,296
5.25%, 08/01/2017	EUR	21,500	32,192
Japan - 23.1%
Japan Government Bond
1.00%, 12/20/2012	JPY	1,980,000	21,516
1.30%, 03/20/2015	JPY	3,950,000	43,694
1.50%, 09/20/2018	JPY	540,000	5,967
1.70%, 09/20/2017	JPY	1,480,000	16,714
1.80%, 06/20/2018	JPY	633,500	7,175
1.90%, 06/20/2025	JPY	1,670,000	18,077
2.10%, 09/20/2024 - 09/20/2028	JPY	3,575,000	39,025
2.20%, 09/20/2039	JPY	865,000	9,296
Korea, Republic of - 1.1%
Korea Treasury Bond
4.00%, 06/10/2012	KRW	8,300,000	7,557
Mexico - 1.4%
United Mexican States
10.00%, 12/05/2024	MXN	103,000	10,114

		Principal	Value

Netherlands - 1.9%
Netherlands Government Bond
4.00%, 01/15/2037	EUR	5,050	$6,936
4.25%, 07/15/2013	EUR	4,400	6,388
Spain - 4.7%
Spain Government Bond
4.25%, 01/31/2014	EUR	8,800	12,344
4.60%, 07/30/2019	EUR	2,300	3,204
4.90%, 07/30/2040	EUR	3,000	4,039
5.40%, 07/30/2011	EUR	9,600	13,343
Sweden - 0.9%
Sweden Government Bond
4.50%, 08/12/2015	SEK	40,000	6,125
United Kingdom - 2.6%
United Kingdom Gilt
4.25%, 06/07/2032	GBP	5,550	8,280
4.50%, 12/07/2042	GBP	6,620	10,203

Total Foreign Government Obligations (cost $443,167)			448,084

MORTGAGE-BACKED SECURITY - 0.6%
Spain - 0.6%
UCI
Series 15, Class A
0.79%, 12/18/2048 * §	EUR	4,159	4,275
Total Mortgage-Backed Security (cost $5,591)

ASSET-BACKED SECURITY - 0.0% ¥
Spain - 0.0% ¥
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
0.72%, 11/25/2021 * §	EUR	225	299
Total Asset-Backed Security (cost $287)

CORPORATE DEBT SECURITIES - 24.7%
Cayman Islands - 0.4%
Santander Central Hispano Issuances, Ltd.
6.80%, 11/29/2010	GBP	1,790	2,801
Denmark - 0.7%
Spar Nord Bank A/S
2.50%, 07/10/2012	EUR	3,780	5,128
France - 1.5%
Cie de Financement Foncier
1.25%, 12/01/2011	JPY	1,000,000	10,714
Germany - 6.9%
Bayerische Landesbank
1.40%, 04/22/2013	JPY	1,508,000	16,241
Eurohypo AG
3.75%, 04/11/2011	EUR	11,800	16,101
IKB Deutsche Industriebank AG
2.63%, 03/13/2012	EUR	4,819	6,588
Kreditanstalt fuer Wiederaufbau
2.60%, 06/20/2037	JPY	355,000	3,844
5.50%, 12/07/2015	GBP	2,150	3,699
Landwirtschaftliche Rentenbank
1.38%, 04/25/2013	JPY	101,000	1,098
Ireland - 0.7%
Ulster Bank Finance PLC
0.73%, 03/29/2011 *	EUR	4,000	5,222
Netherlands - 1.5%
ING Bank NV
7.00%, 10/05/2010	GBP	1,987	3,084
LeasePlan Corp. NV
3.25%, 05/22/2014	EUR	5,350	7,399

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

Spain - 3.8%
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, 06/23/2011	EUR	15,700	$21,298
La Caja de Ahorros y Pensiones de Barcelona
3.25%, 10/05/2015	EUR	3,900	5,073
Supranational - 4.7%
European Investment Bank
1.40%, 06/20/2017	JPY	1,946,000	21,304
4.25%, 10/15/2014	EUR	7,900	11,467
Sweden - 1.0%
Swedbank AB
3.13%, 02/02/2012	EUR	4,900	6,730
United Kingdom - 3.5%
Lloyds TSB Bank PLC
3.75%, 11/17/2011	EUR	5,285	7,303
Network Rail Infrastructure Finance PLC
4.38%, 01/18/2011	GBP	5,870	9,190
4.75%, 11/29/2035	GBP	2,530	3,881
Royal Bank of Scotland Group PLC
3.75%, 11/14/2011	EUR	3,130	4,325

Total Corporate Debt Securities (cost $161,394)			172,490

STRUCTURED NOTE DEBT - 0.7%
United Kingdom - 0.7%
Barclays Bank PLC
0.82%, 04/20/2016 *	EUR	4,000	5,137
Total Structured Note Debt (cost $5,044)

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.2%
France Treasury Bill
0.37%, 10/07/2010 (a)		$978	1,300
Total Short-Term Foreign Government Obligation (cost $1,311)

REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $8,402 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $8,570.		8,402	8,402
Total Repurchase Agreement (cost $8,402)

Total Investment Securities (cost $625,196) #			639,987
Other Assets and Liabilities — Net			58,659

Net Assets			$698,646

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	64.2%	$448,084
Commercial Banks	17.1	109,044
Diversified Financial Services	6.5	41,769
Thrifts & Mortgage Finance	4.2	26,814
Mortgage-Backed Security	0.6	4,275
Asset-Backed Security	0.0	299

Investment Securities, at Value	92.6	630,285
Short-Term Investments	7.4	9,702

Total Investments	100.0%	$639,987

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Contracts	┌	Expiration Date	(Depreciation)

10-Year Government of Canada Bond	39		06/21/2010	$38
10-Year Japanese Government Bond	29		06/10/2010	126
3-Year Australian Treasury Bond	4		06/15/2010	(1)
German Euro BOBL	230		06/08/2010	212
German Euro Bund	48		06/08/2010	53
German Euro Schatz	(258)		06/08/2010	(186)
UK Long Gilt Bond	81		06/28/2010	206

				$448

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Australian Dollar	3,274	06/10/2010	$(23)
Sell	Canadian Dollar	(3,049)	06/10/2010	36
Buy	Australian Dollar	7,786	06/10/2010	(54)
Sell	Euro	(5,424)	06/10/2010	2
Buy	Australian Dollar	1,710	06/10/2010	1
Sell	Japanese Yen	(147,228)	06/10/2010	6
Buy	Australian Dollar	1,260	06/10/2010	3
Sell	Pound Sterling	(757)	06/10/2010	(1)
Buy	Australian Dollar	2,207	06/10/2010	2
Sell	Pound Sterling	(1,328)	06/10/2010	(2)
Buy	Canadian Dollar	1,881	06/10/2010	(20)
Sell	Australian Dollar	(2,028)	06/10/2010	4
Buy	Canadian Dollar	1,544	06/10/2010	(4)
Sell	Euro	(1,130)	06/10/2010	20
Buy	Euro	870	06/10/2010	(7)
Sell	Japanese Yen	(108,489)	06/10/2010	10
Buy	Euro	905	06/10/2010	(1)
Sell	Pound Sterling	(786)	06/10/2010	3
Buy	Euro	2,087	06/10/2010	(6)
Sell	Pound Sterling	(1,826)	06/10/2010	(9)
Buy	Euro	4,232	06/10/2010	(62)
Sell	Pound Sterling	(3,697)	06/10/2010	42
Buy	Euro	1,030	06/10/2010	(8)
Sell	Australian Dollar	(1,533)	06/10/2010	(32)
Buy	Euro	2,454	06/10/2010	(7)
Sell	Swedish Krona	(23,817)	06/10/2010	(15)
Buy	Japanese Yen	285,961	06/10/2010	(15)
Sell	Euro	(2,248)	06/10/2010	67
Buy	Japanese Yen	442,377	06/10/2010	16
Sell	Euro	(3,518)	06/10/2010	11
Buy	Norwegian Krone	18,000	06/10/2010	25
Sell	Swedish Krona	(21,904)	06/10/2010	(4)
Buy	Norwegian Krone	19,201	06/10/2010	6
Sell	Swedish Krona	(23,357)	06/10/2010	18
Buy	Norwegian Krone	19,753	06/10/2010	27

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Sell	Swedish Krona	(23,995)	06/10/2010	$1
Buy	Norwegian Krone	8,347	06/10/2010	2
Sell	Pound Sterling	(922)	06/10/2010	♦
Buy	Norwegian Krone	11,566	06/10/2010	(10)
Sell	Japanese Yen	(184,574)	06/10/2010	1
Buy	Pound Sterling	4,680	06/10/2010	10
Sell	Euro	(5,412)	06/10/2010	(58)
Buy	Pound Sterling	766	06/10/2010	(3)
Sell	Japanese Yen	(108,577)	06/10/2010	18
Buy	Pound Sterling	945	06/10/2010	♦
Sell	Euro	(1,077)	06/10/2010	11
Buy	Swedish Krona	15,310	06/10/2010	(16)
Sell	Euro	(1,587)	06/10/2010	16
Buy	Swedish Krona	26,684	06/10/2010	(8)
Sell	Japanese Yen	(347,710)	06/10/2010	(11)
Buy	Swedish Krona	8,881	06/10/2010	1
Sell	Japanese Yen	(114,897)	06/10/2010	2
Buy	Swedish Krona	38,989	06/10/2010	8
Sell	Euro	(4,056)	06/10/2010	(24)
Buy	Swedish Krona	21,636	06/10/2010	(24)
Sell	Japanese Yen	(280,745)	06/10/2010	22

				$(33)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(1,396)	06/10/2010	(1,290)	$4
Australian Dollar	13,391	06/10/2010	12,300	31
Canadian Dollar	562	06/10/2010	562	(8)
Canadian Dollar	11,200	06/10/2010	11,141	(114)
Canadian Dollar	(1,203)	06/10/2010	(1,200)	15
Canadian Dollar	5,300	06/10/2010	5,279	(61)
Danish Krone	24,449	06/10/2010	4,427	(54)
Danish Krone	(82,177)	06/10/2010	(14,802)	104
Danish Krone	36,225	06/10/2010	6,480	(1)
Euro	800	06/10/2010	1,088	(23)
Euro	800	06/10/2010	1,073	(8)
Euro	(2,793)	06/10/2010	(3,714)	(6)
Euro	(1,700)	06/10/2010	(2,293)	29
Euro	(2,545)	06/10/2010	(3,432)	43
Euro	4,500	06/10/2010	6,077	(84)
Euro	2,800	06/10/2010	3,756	(27)
Euro	10,000	06/10/2010	13,314	2
Euro	(1,106)	06/10/2010	(1,474)	1
Euro	4,800	06/10/2010	6,332	59
Euro	(87,440)	06/10/2010	(117,304)	869
Euro	(1,133)	06/10/2010	(1,533)	24
Euro	(5,076)	06/10/2010	(6,756)	(3)
Euro	13,500	06/10/2010	17,976	1
Euro	3,892	06/10/2010	5,122	61
Japanese Yen	(1,450,001)	05/06/2010	(15,328)	(109)
Japanese Yen	(80,000)	06/10/2010	(852)	♦
Japanese Yen	(198,739)	06/10/2010	(2,125)	8
Japanese Yen	(167,830)	06/10/2010	(1,784)	(4)
Japanese Yen	(840,821)	06/10/2010	(8,944)	(11)
Japanese Yen	330,000	06/10/2010	3,535	(21)
Japanese Yen	1,449,999	06/10/2010	15,333	110
Japanese Yen	7,107,307	06/10/2010	75,772	(79)
Japanese Yen	250,000	06/10/2010	2,665	(3)
Mexican Peso	(144,561)	06/10/2010	(11,821)	129
Mexican Peso	21,695	06/10/2010	1,747	7
Norwegian Krone	14,448	06/10/2010	2,413	31
Pound Sterling	15,304	06/10/2010	23,181	231

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Pound Sterling	4,000	06/10/2010	6,054	$65
Pound Sterling	(1,380)	06/10/2010	(2,103)	(8)
Swedish Krona	154,660	06/10/2010	21,510	(154)
Swedish Krona	(11,038)	06/10/2010	(1,524)	♦
Swedish Krona	(12,124)	06/10/2010	(1,670)	(4)
Swedish Krona	(8,732)	06/10/2010	(1,221)	15
Swiss Franc	193	06/10/2010	181	(1)

				$1,056

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

¥	Amount rounds to less than 0.1%.

(a)	A portion of this security, in the amount of $1,171, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 04/30/2010.

§	Illiquid. These securities aggregated to $4,574, or 0.65%, of the fund’s net assets.

♦	Amount rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $625,196. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $31,379 and $16,588, respectively. Net unrealized appreciation for tax purposes is $14,791.

┌	Contract amounts are not in thousands.
DEFINITIONS:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

SEK	Swedish Krona
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Asset-Backed Security	$—	$299	$—	$299
Fixed Income — Financials	—	177,627	—	177,627
Fixed Income — Foreign Government Obligation	—	448,084	—	448,084
Fixed Income — Mortgage-Backed Security	—	4,275	—	4,275
Fixed Income — Short-Term Foreign Government Obligation	—	1,300	—	1,300
Cash & Cash Equivalent — Repurchase Agreement	—	8,402	—	8,402

Total	$—	$639,987	$—	$639,987

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$—	$635	$—	$635
Futures Contracts — Depreciation	—	(187)	—	(187)
Forward Foreign Currency Contracts — Appreciation	—	2,230	—	2,230
Forward Foreign Currency Contracts — Depreciation	—	(1,207)	—	(1,207)

Total	$—	$1,471	$—	$1,471

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.8%
Aerospace & Defense - 3.1%
Alliant Techsystems, Inc. ‡	16,800	$1,359
L-3 Communications Holdings, Inc.	22,500	2,105
Precision Castparts Corp.	20,700	2,657
Auto Components - 0.8%
WABCO Holdings, Inc. ‡	45,000	1,494
Beverages - 0.6%
Brown-Forman Corp. — Class B	20,025	1,165
Capital Markets - 2.5%
Affiliated Managers Group, Inc. ‡^	9,150	770
Ameriprise Financial, Inc.	24,200	1,122
Northern Trust Corp. ^	24,600	1,353
T. Rowe Price Group, Inc. ^	26,900	1,547
Chemicals - 3.7%
Airgas, Inc.	9,500	603
Albemarle Corp.	48,572	2,218
PPG Industries, Inc.	28,500	2,006
Sigma-Aldrich Corp.	40,200	2,383
Commercial Banks - 7.3%
Bancorpsouth, Inc. ^	36,000	797
BB&T Corp.	57,300	1,905
City National Corp. ^	18,700	1,165
Cullen/Frost Bankers, Inc. ^	19,800	1,175
KeyCorp	68,600	619
M&T Bank Corp. ^	31,200	2,725
SunTrust Banks, Inc. ^	59,000	1,746
TCF Financial Corp. ^	78,400	1,461
Wilmington Trust Corp.	68,300	1,184
Zions Bancorporation	33,700	968
Commercial Services & Supplies - 2.1%
Republic Services, Inc. — Class A	128,000	3,972
Construction Materials - 0.4%
Vulcan Materials Co.	12,200	699
Containers & Packaging - 1.4%
Ball Corp.	50,400	2,682
Distributors - 1.1%
Genuine Parts Co.	50,500	2,161
Diversified Consumer Services - 0.8%
H&R Block, Inc.	84,200	1,542
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc. ^	50,300	1,715
Windstream Corp.	57,254	633
Electric Utilities - 2.2%
Westar Energy, Inc.	92,500	2,191
Wisconsin Energy Corp.	36,500	1,917
Electrical Equipment - 2.0%
Ametek, Inc.	9,000	389
Cooper Industries PLC — Class A	31,000	1,522
Roper Industries, Inc.	30,000	1,831
Electronic Equipment & Instruments - 3.5%
Amphenol Corp. — Class A	45,000	2,079
Arrow Electronics, Inc. ‡	50,300	1,534
Tyco Electronics, Ltd.	99,800	3,206
Food & Staples Retailing - 1.4%
Safeway, Inc.	111,600	2,634
Food Products - 1.6%
JM Smucker Co.	41,800	2,552
McCormick & Co., Inc.	14,400	570

	Shares	Value

Gas Utilities - 3.9%
Energen Corp.	63,000	$3,079
EQT Corp.	51,500	2,240
Oneok, Inc.	44,000	2,162
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson and Co.	35,885	2,741
Health Care Providers & Services - 4.0%
Community Health Systems, Inc. ‡^	52,500	2,145
Coventry Health Care, Inc. ‡	66,050	1,568
Lincare Holdings, Inc. ‡^	64,083	2,992
VCA Antech, Inc. ‡^	30,200	859
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	26,980	1,207
Marriott International, Inc. — Class A ^	39,033	1,435
Yum! Brands, Inc.	47,600	2,019
Household Durables - 3.1%
Fortune Brands, Inc. ^	52,500	2,751
Jarden Corp. ^	38,100	1,224
Snap-On, Inc.	39,800	1,918
Household Products - 1.3%
Clorox Co.	19,300	1,249
Energizer Holdings, Inc. ‡	19,100	1,167
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	25,500	962
Insurance - 10.9%
AON Corp.	25,000	1,062
Assurant, Inc.	49,400	1,800
Cincinnati Financial Corp. ^	105,555	2,998
Loews Corp.	83,600	3,113
Old Republic International Corp. ^	258,850	3,884
OneBeacon Insurance Group, Ltd. — Class A	82,165	1,333
Principal Financial Group, Inc. ^	62,800	1,835
Symetra Financial Corp. ‡	30,600	413
Transatlantic Holdings, Inc.	44,900	2,233
WR Berkley Corp. ^	76,000	2,052
Internet & Catalog Retail - 0.8%
Expedia, Inc. ‡	61,400	1,450
Media - 3.9%
Cablevision Systems Corp. — Class A	45,600	1,251
Clear Channel Outdoor Holdings, Inc. — Class A ‡^	85,673	992
Gannett Co., Inc. ^	95,100	1,619
Omnicom Group, Inc.	22,200	947
Scripps Networks Interactive, Inc. — Class A	22,200	1,007
Washington Post Co. — Class B	3,205	1,625
Multi-Utilities - 4.7%
CMS Energy Corp. ^	168,800	2,744
NSTAR ^	43,600	1,596
PG&E Corp.	50,735	2,222
Xcel Energy, Inc. ^	115,300	2,508
Oil, Gas & Consumable Fuels - 5.7%
CVR Energy, Inc. ‡	89,500	760
Devon Energy Corp.	36,100	2,431
Kinder Morgan Management LLC ‡	38,437	2,260
Teekay Corp.	66,400	1,663
Williams Cos., Inc.	162,300	3,832
Real Estate Investment Trusts - 4.0%
Kimco Realty Corp.	112,300	1,751
Public Storage ^	10,600	1,027
Regency Centers Corp. ^	40,100	1,646

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Real Estate Investment Trusts (continued)
Ventas, Inc. ^	25,100	$1,185
Vornado Realty Trust	25,156	2,098
Real Estate Management & Development - 0.9%
Brookfield Properties Corp. ^	108,650	1,736
Semiconductors & Semiconductor Equipment - 0.4%
Avago Technologies, Ltd. ‡	34,640	711
Software - 2.0%
Jack Henry & Associates, Inc. ^	74,700	1,906
Synopsys, Inc. ‡	83,800	1,903
Specialty Retail - 7.8%
AutoNation, Inc. ‡^	48,661	983
AutoZone, Inc. ‡^	11,300	2,091
Bed Bath & Beyond, Inc. ‡	40,100	1,843
Gap, Inc.	134,900	3,337
Sherwin-Williams Co.	25,500	1,991
Staples, Inc. ^	38,600	908
Tiffany & Co.	33,100	1,605
TJX Cos., Inc. ^	42,500	1,969
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	18,000	1,134
Thrifts & Mortgage Finance - 0.4%
People’s United Financial, Inc.	48,800	758
Tobacco - 0.6%
Lorillard, Inc.	13,800	1,082
Water Utilities - 0.7%
American Water Works Co., Inc.	59,100	1,287
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc. — Class L	67,960	2,058

Total Common Stocks (cost $152,792)		184,713

SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	21,674,478	21,674
Total Securities Lending Collateral (cost $21,674)

	Principal	Value

REPURCHASE AGREEMENT - 3.4%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $6,510 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $6,641.	$6,510	6,510

Total Repurchase Agreement (cost $6,510)

Total Investment Securities (cost $180,976) #		212,897
Other Assets and Liabilities — Net		(21,889)

Net Assets		$191,008

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $21,148.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $180,976. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $38,469 and $6,548, respectively. Net unrealized appreciation for tax purposes is $31,921.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$40,504	$—	$—	$40,504
Equities — Consumer Staples	10,419	—	—	10,419
Equities — Energy	10,946	—	—	10,946
Equities — Financials	49,460	—	—	49,460
Equities — Health Care	10,305	—	—	10,305
Equities — Industrials	14,797	—	—	14,797
Equities — Information Technology	11,339	—	—	11,339
Equities — Materials	10,591	—	—	10,591
Equities — Telecommunication Services	4,406	—	—	4,406
Equities — Utilities	21,946	—	—	21,946
Cash & Cash Equivalent — Repurchase Agreement	—	6,510	—	6,510
Cash & Cash Equivalent — Securities Lending Collateral	21,674	—	—	21,674

Total	$206,387	$6,510	$—	$212,897

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATION - 2.4%
United States - 2.4%
U.S. Treasury Note
1.38%, 03/15/2013		$12,940	$12,913
Total U.S. Government Obligation (cost $12,875)

FOREIGN GOVERNMENT OBLIGATIONS - 23.4%
Australia - 3.6%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	7,445	6,712
6.00%, 05/01/2012	AUD	4,340	4,063
7.00%, 12/01/2010	AUD	4,400	4,132
Queensland Treasury Corp.
7.13%, 09/18/2017 - 144A	NZD	5,865	4,531
Brazil - 1.5%
Republic of Brazil
10.25%, 01/10/2028	BRL	14,000	8,145
Canada - 9.6%
Canada Housing Trust
3.55%, 09/15/2013	CAD	1,825	1,838
Canadian Government Bond
1.00%, 09/01/2011	CAD	6,585	6,435
2.00%, 09/01/2012	CAD	16,295	15,978
3.75%, 06/01/2012	CAD	6,690	6,814
4.50%, 06/01/2015	CAD	6,540	6,895
5.25%, 06/01/2012	CAD	10,770	11,295
Province of Ontario Canada
4.20%, 03/08/2018	CAD	150	149
Province of Quebec Canada
6.75%, 11/09/2015	NZD	4,280	3,238
Colombia - 0.5%
Republic of Colombia
9.85%, 06/28/2027	COP	665,000	423
12.00%, 10/22/2015	COP	3,500,000	2,252
Korea, Republic of - 3.1%
Korea Treasury Bond
5.00%, 09/10/2014	KRW	18,384,830	17,116
Malaysia - 0.5%
Republic of Malaysia
3.21%, 05/31/2013	MYR	9,370	2,948
Mexico - 3.2%
United Mexican States
8.00%, 12/07/2023	MXN	207,000	17,335
New Zealand - 1.4%
New Zealand Government Bond
6.00%, 12/15/2017	NZD	10,210	7,564

Total Foreign Government Obligations (cost $115,160)			127,863

	Principal	Value

MORTGAGE-BACKED SECURITIES - 7.8%
United States - 7.8%
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1
0.66%, 11/25/2035 *	$907	$578
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.87%, 04/10/2049 *	500	489
Banc of America Funding Corp.
Series 2005-5, Class 1A11
5.50%, 09/25/2035	1,694	1,530
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4
5.33%, 02/11/2044	1,300	1,284
Series 2007-PW16, Class A4
5.91%, 06/11/2040 *	700	713
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	2,600	2,661
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/2049 *	1,050	1,080
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.91%, 06/15/2039 *	2,410	2,302
Series 2007-C4, Class A4
6.00%, 09/15/2039 *	1,200	1,155
Series 2007-C5, Class A4
5.70%, 09/15/2040 *	4,785	4,553
Series 2008-C1, Class A3
6.42%, 02/15/2041 *	1,540	1,504
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.08%, 07/10/2038 *	6,350	6,604
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100	3,085
Series 2007-GG9, Class A4
5.44%, 03/10/2039	3,000	3,011
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class A4
5.94%, 02/12/2049 *	740	750
Series 2007-LD11, Class A4
6.01%, 06/15/2049 *	5,310	5,218
Series 2007-LDPX, Class A3
5.42%, 01/15/2049	3,250	3,133
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	2,070	2,062
MASTR Adjustable Rate Mortgages Trust
Series 2005-2, Class 5A1
3.00%, 03/25/2035 *	1,332	1,172

Total Mortgage-Backed Securities (cost $33,452)		42,884

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

ASSET-BACKED SECURITIES - 4.7%
United States - 4.7%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011		$2,965	$3,054
Series 2009-1A
10.38%, 07/02/2019 ^		988	1,144
Ameriquest Mortgage Securities, Inc.
Series 2005-R2, Class M2
0.74%, 04/25/2035 *		800	481
Chesapeake Funding LLC
Series 2009-2A, Class B
2.00%, 09/15/2021 - 144A *		1,000	910
Series 2009-2A, Class C
2.00%, 09/15/2021 - 144A *		1,200	1,055
Countrywide Asset-Backed Certificates
Series 2004-4, Class M1
0.98%, 07/25/2034 *		450	303
CVS Pass-Through Trust
6.94%, 01/10/2030		1,263	1,368
Delta Air Lines, Inc.
Series 2007-1, Class A
6.82%, 08/10/2022		2,532	2,589
Series 2007-1, Class B
8.02%, 02/10/2024		2,361	2,255
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026 - 144A		1,246	1,248
Park Place Securities, Inc.
Series 2004-WCW2, Class M2
0.91%, 10/25/2034 *		1,200	776
Series 2005-WHQ3, Class M2
0.71%, 06/25/2035 *		1,800	1,252
Sierra Receivables Funding Co.
Series 2009-3A, Class A1
7.62%, 07/20/2026 - 144A		2,516	2,544
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022		6,934	6,517

Total Asset-Backed Securities (cost $25,447)			25,496

PREFERRED CORPORATE DEBT SECURITY - 0.0% ¥
United States - 0.0% ¥
Bank of America Corp.
8.00%, 12/29/2049 * Ž		215	216
Total Preferred Corporate Debt Security (cost $182)

CORPORATE DEBT SECURITIES - 47.8%
Australia - 0.3%
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/2012	AUD	1,635	1,565
Canada - 0.2%
Bell Canada
6.10%, 03/16/2035 - 144A	CAD	475	467
Bombardier, Inc.
7.45%, 05/01/2034 - 144A		$800	756
Nortel Networks, Ltd.
6.88%, 09/01/2023 џ		410	121

		Principal	Value

Cayman Islands - 0.3%
Fibria Overseas Finance, Ltd.
7.50%, 05/04/2020 - 144A		$1,400	$1,404
Luxembourg - 0.4%
Telecom Italia Capital SA
6.00%, 09/30/2034		2,760	2,445
Mexico - 0.5%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	12,000	862
Desarrolladora Homex SAB de CV
9.50%, 12/11/2019 - 144A		$1,975	2,099
Supranational - 2.2%
European Investment Bank
Zero Coupon, 04/24/2013 - 144A	IDR	118,809,000	10,990
7.00%, 01/18/2012	NZD	1,580	1,198
United Arab Emirates - 1.0%
DP World, Ltd.
6.85%, 07/02/2037 - 144A		$6,410	5,301
United States - 42.9%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029		6,210	4,549
6.50%, 01/15/2028		1,275	931
Alcoa, Inc.
5.95%, 02/01/2037 ^		4,850	4,248
6.75%, 01/15/2028		1,395	1,342
American General Finance Corp.
6.90%, 12/15/2017 ^		6,260	5,256
Associates Corp.
6.95%, 11/01/2018 ^		1,645	1,748
AT&T Corp.
6.50%, 03/15/2029 ^		200	207
Boston Scientific Corp.
7.00%, 11/15/2035 *^		1,765	1,698
7.38%, 01/15/2040 ^		535	544
Bruce Mansfield Unit
6.85%, 06/01/2034 §		2,787	2,682
CIT Group, Inc.
7.00%, 05/01/2016		2,755	2,620
Citigroup, Inc.
5.50%, 02/15/2017 ^		2,200	2,195
5.88%, 02/22/2033 ^		180	160
6.13%, 08/25/2036 ^		760	691
Dillard’s, Inc.
7.13%, 08/01/2018		990	945
Dynegy Holdings, Inc.
7.50%, 06/01/2015 ^		65	57
7.63%, 10/15/2026		450	311
7.75%, 06/01/2019		625	500
El Paso Corp.
7.42%, 02/15/2037		1,235	1,127
Energy Future Holdings Corp.
5.55%, 11/15/2014		6,735	5,059
6.50%, 11/15/2024		1,110	583
6.55%, 11/15/2034		305	156
Equifax, Inc.
7.00%, 07/01/2037		400	439
ERAC USA Finance LLC
6.70%, 06/01/2034 - 144A		100	101
7.00%, 10/15/2037 - 144A		4,815	5,134
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

United States - (continued)
Ford Motor Co.
6.50%, 08/01/2018		$100	$95
6.63%, 02/15/2028		4,788	3,996
7.45%, 07/16/2031 ^		2,875	2,674
7.50%, 08/01/2026		115	104
Ford Motor Credit Co., LLC
8.00%, 12/15/2016 ^		300	320
Fortune Brands, Inc.
5.88%, 01/15/2036		2,060	1,905
Frontier Communications Corp.
7.13%, 03/15/2019		400	386
7.88%, 01/15/2027 ^		1,405	1,314
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	1,839
3.49%, 03/08/2012	SGD	2,400	1,782
4.38%, 09/21/2015 ^		$10,955	11,430
7.63%, 12/10/2014	NZD	320	245
GMAC, Inc.
8.30%, 02/12/2015 - 144A		$5,215	5,444
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 - 144A		3,865	3,941
Hasbro, Inc.
6.60%, 07/15/2028		4,730	4,971
HCA, Inc.
7.05%, 12/01/2027		55	49
7.19%, 11/15/2015		2,555	2,479
7.50%, 12/15/2023		2,680	2,441
7.58%, 09/15/2025		755	711
7.69%, 06/15/2025		1,220	1,165
7.75%, 07/15/2036		125	117
Highwoods Properties, Inc. REIT
5.85%, 03/15/2017		1,175	1,152
International Lease Finance Corp.
5.25%, 01/10/2013 ^		535	503
5.65%, 06/01/2014 ^		300	275
6.63%, 11/15/2013		555	527
8.75%, 03/15/2017 - 144A		1,150	1,141
JC Penney Corp., Inc.
7.63%, 03/01/2097		430	429
Joy Global, Inc.
6.63%, 11/15/2036		2,780	2,727
Level 3 Financing, Inc.
8.75%, 02/15/2017 ^		4,045	3,812
9.25%, 11/01/2014 ^		445	440
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A		1,579	1,589
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027		1,065	986
Masco Corp.
5.85%, 03/15/2017		2,440	2,467
6.13%, 10/03/2016 ^		3,505	3,584
6.50%, 08/15/2032		360	323
7.13%, 03/15/2020		440	451
7.75%, 08/01/2029		200	200
Merrill Lynch & Co., Inc.
5.70%, 05/02/2017 ^		300	301
6.05%, 06/01/2034		820	717
6.11%, 01/29/2037 ^		1,410	1,304
Midwest Generation LLC
8.56%, 01/02/2016		807	823

	Principal	Value

United States - (continued)
Mosaic Global Holdings, Inc.
7.30%, 01/15/2028	$420	$454
Motorola, Inc.
5.22%, 10/01/2097	690	488
6.50%, 09/01/2025	3,175	3,138
6.63%, 11/15/2037 ^	7,515	7,308
New Albertsons, Inc.
6.63%, 06/01/2028	4,210	3,179
7.45%, 08/01/2029 ^	1,690	1,453
7.75%, 06/15/2026	680	588
8.00%, 05/01/2031	905	805
Nextel Communications, Inc.
5.95%, 03/15/2014 ^	1,225	1,170
6.88%, 10/31/2013	1,395	1,371
7.38%, 08/01/2015 ^	2,085	2,030
NGC Corp. Capital Trust
8.32%, 06/01/2027	200	122
NLV Financial Corp.
7.50%, 08/15/2033 - 144A	190	180
Nortel Networks Capital Corp.
7.88%, 06/15/2026 ^ џ	300	210
Northwest Airlines, Inc.
7.03%, 11/01/2019	6,584	6,395
NRG Energy, Inc.
8.50%, 06/15/2019 ^	1,035	1,052
Owens & Minor, Inc.
6.35%, 04/15/2016 §	835	809
Owens Corning, Inc.
7.00%, 12/01/2036 *^	4,585	4,709
Pioneer Natural Resources Co.
7.20%, 01/15/2028	925	922
Plains All American Pipeline, LP
6.70%, 05/15/2036	930	992
ProLogis REIT
5.63%, 11/15/2015 ^	1,825	1,810
5.75%, 04/01/2016	1,435	1,426
6.63%, 05/15/2018	430	426
6.88%, 03/15/2020	2,250	2,228
Pulte Group, Inc.
6.00%, 02/15/2035	110	84
6.38%, 05/15/2033	1,780	1,437
7.88%, 06/15/2032	1,500	1,384
Qwest Capital Funding, Inc.
6.50%, 11/15/2018	965	946
6.88%, 07/15/2028	2,405	2,213
7.63%, 08/03/2021	1,000	995
7.75%, 02/15/2031	530	519
Qwest Corp.
6.88%, 09/15/2033	2,770	2,659
7.20%, 11/10/2026	895	877
7.25%, 09/15/2025	1,705	1,716
7.50%, 06/15/2023	1,670	1,678
Realty Income Corp. REIT
6.75%, 08/15/2019	3,795	4,048
Reynolds American, Inc.
7.25%, 06/15/2037 ^	880	914
SLM Corp.
5.00%, 04/15/2015 ^	2,284	2,083
5.63%, 08/01/2033	779	590
8.45%, 06/15/2018	10,625	10,617
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

United States - (continued)
Sprint Capital Corp.
6.88%, 11/15/2028		$10,035	$8,731
6.90%, 05/01/2019		710	672
8.75%, 03/15/2032		245	245
Sprint Nextel Corp.
6.00%, 12/01/2016		967	892
Textron Financial Corp.
5.13%, 08/15/2014		235	230
Toro Co.
6.63%, 05/01/2037 §		2,500	2,378
Toys “R” US, Inc.
7.38%, 10/15/2018		6,440	6,296
U.S. Steel Corp.
7.38%, 04/01/2020 ^		645	663
USG Corp.
6.30%, 11/15/2016 ^		4,585	4,241
9.50%, 01/15/2018 *		1,070	1,115
Valero Energy Corp.
6.63%, 06/15/2037		4,225	4,249
Verizon Maryland, Inc.
5.13%, 06/15/2033 ^		200	168
Westvaco Corp.
7.95%, 02/15/2031		1,135	1,259
8.20%, 01/15/2030		2,985	3,335
Weyerhaeuser Co.
6.88%, 12/15/2033		3,710	3,500
Wyndham Worldwide Corp.
7.38%, 03/01/2020		1,735	1,792
Xerox Capital Trust I
8.00%, 02/01/2027		4,347	4,375

Total Corporate Debt Securities (cost $250,606)			261,816

STRUCTURED NOTES DEBT - 1.0%
United States - 1.0%
JPMorgan Chase & Co.
Zero Coupon, 09/10/2012 - 144A	IDR	37,004,100	3,530
Zero Coupon, 04/12/2012 - 144A	IDR	21,967,355	2,163

Total Structure Notes Debt (cost $5,067)			5,693

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 1.1%
United States - 1.1%
AES Trust III
6.75% ^	10,950	497
Bank of America Corp.
7.25%	625	614
El Paso Energy Capital Trust I
4.75% ^	6,300	236
Ford Motor Co. Capital Trust II
6.50% ^	2,100	103
Lucent Technologies Capital Trust I
7.75% ^	4,900	3,944
Newell Financial Trust I
5.25%	10,000	386
Sovereign Capital Trust IV
4.38%	7,350	258

Total Convertible Preferred Stocks (cost $5,981)		6,038

	Shares	Value

PREFERRED STOCKS - 1.1%
United States - 1.1%
Countrywide Capital IV
6.75%	88,375	$1,914
Fannie Mae
4.75% ^	8,150	15
5.13%	2,900	5
5.38%	5,800	11
5.81%	2,400	5
6.75%	3,700	4
8.25%	388,125	558
Freddie Mac
5.00%	4,150	8
5.57%	63,300	78
5.66% ^	18,750	23
5.70% ^	6,500	13
5.79% ^	12,000	24
5.81%	4,200	9
5.90% ^	9,300	12
6.00%	5,350	11
6.42% ^	3,750	9
6.55%	14,400	18
8.38%	161,275	260
GMAC, Inc.
7.00% -144A	1,675	1,423
SLM Corp.
6.00%	78,825	1,450

Total Preferred Stocks (cost $17,405)		5,850

COMMON STOCKS - 0.1%
United States - 0.1%
Dex One Corp. ‡	1,676	51
Freddie Mac ‡^	72,000	108
Owens-Illinois, Inc. ‡^	10,796	382

Total Common Stocks (cost $2,757)		541

	Principal	Value

LOAN ASSIGNMENT - 0.6%
United States - 0.6%
Level 3 Financing, Inc.
11.50%, 03/13/2014 *	$3,250	3,545
Total Loan Assignment (cost $3,224)

CONVERTIBLE BONDS - 6.7%
Canada - 0.5%
Nortel Networks Corp.
1.75%, 04/15/2012 џ	450	347
2.13%, 04/15/2014 џ	2,870	2,209
United States - 6.2%
Chesapeake Energy Corp.
2.25%, 12/15/2038 ^	265	196
Ciena Corp.
0.88%, 06/15/2017	1,120	851
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Ford Motor Co.
4.25%, 11/15/2016	$3,715	$5,781
Hercules, Inc.
6.50%, 06/30/2029	1,260	1,033
Human Genome Sciences, Inc.
2.25%, 08/15/2012	1,170	1,954
Intel Corp.
2.95%, 12/15/2035 ^	945	957
3.25%, 08/01/2039 - 144A ^	10,315	12,624
JDS Uniphase Corp.
1.00%, 05/15/2026	450	411
Level 3 Communications, Inc.
3.50%, 06/15/2012	1,365	1,263
7.00%, 03/15/2015 - 144A §	2,110	2,447
Liberty Media LLC
3.50%, 01/15/2031	123	74
Micron Technology, Inc.
1.88%, 06/01/2014 ^	495	458
Nektar Therapeutics
3.25%, 09/28/2012	1,960	1,916
Omnicare, Inc.
3.25%, 12/15/2035	610	522
ProLogis REIT
1.88%, 11/15/2037	50	46
Trinity Industries, Inc.
3.88%, 06/01/2036 ^	1,760	1,505
Valeant Pharmaceuticals International
4.00%, 11/15/2013	1,300	1,901

Total Convertible Bonds (cost $29,609)		36,495

	Shares	Value

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	37,086,776	37,087
Total Securities Lending Collateral (cost $37,087)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $12,531 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.00%, due 10/01/2017 - 12/25/2024, and with a total value of $12,783.	$12,531	12,531
Total Repurchase Agreement (cost $12,531)

Total Investment Securities (cost $551,383) #		578,968
Other Assets and Liabilities — Net		(31,576)

Net Assets		$547,392

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (unaudited):	Total Investments	Value

Foreign Government Obligation	22.1%	$127,863
Diversified Financial Services	8.5	50,242
Mortgage-Backed Security	7.4	42,884
Diversified Telecommunication Services	7.2	41,689
Asset-Backed Security	4.4	25,496
Communications Equipment	3.5	20,563
Consumer Finance	3.5	19,996
Building Products	3.0	17,090
Semiconductors & Semiconductor Equipment	2.5	14,039
U.S. Government Obligation	2.3	12,913
Automobiles	2.3	12,753
Commercial Banks	2.2	12,188
Real Estate Investment Trusts	1.9	11,136
Electric Utilities	1.5	8,889
Health Care Providers & Services	1.4	8,293
Paper & Forest Products	1.4	8,094
Household Durables	1.3	7,295
Specialty Retail	1.2	7,101
Oil, Gas & Consumable Fuels	1.2	6,730
Machinery	1.2	6,610
Airlines	1.1	6,395
Wireless Telecommunication Services	1.1	6,325
Metals & Mining	1.1	6,253
Transportation Infrastructure	0.9	5,301
Commercial Services & Supplies	0.9	5,235
Food & Staples Retailing	0.9	5,220
Leisure Equipment & Products	0.9	4,971
Independent Power Producers & Energy Traders	0.8	4,542
Office Electronics	0.8	4,375
Multiline Retail	0.4	2,360
Health Care Equipment & Supplies	0.4	2,242
Biotechnology	0.3	1,954
Life Sciences Tools & Services	0.3	1,916
Pharmaceuticals	0.3	1,901
Hotels, Restaurants & Leisure	0.3	1,792
Chemicals	0.3	1,487
U.S. Government Agency Obligation	0.2	1,171
Energy Equipment & Services	0.2	992
Tobacco	0.2	914
Aerospace & Defense	0.1	756
Professional Services	0.1	439
Containers & Packaging	0.1	382
Thrifts & Mortgage Finance	0.0	258
Insurance	0.0	180
Media	0.0	125

Investment Securities, at Value	91.7	529,350
Short-Term Investments	8.3	49,618

Total Investments	100.0%	$578,968

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $36,300.

¥	Amount rounds to less than 0.1%.

Ž	The security has a perpetual maturity. The date shown is the next call date.

џ	In default.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $8,316, or 1.52%, of the fund’s net assets.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $551,383. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,637 and $23,052, respectively. Net unrealized appreciation for tax purposes is $27,585.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $71,022, or 12.97%, of the fund’s net assets.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

IDR	Indonesian Rupiah

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Riggit

NZD	New Zealand Dollar

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

SGD	Singapore Dollar
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$540	$—	$—	$540
Equities — Energy	236	—	—	236
Equities — Financials	5,659	—	—	5,659
Equities — Materials	382	—	—	382
Equities — Telecommunication Services	3,944	—	—	3,944
Equities — U.S. Government Agency Obligation	1,171	—	—	1,171
Equities — Utilities	497	—	—	497
Fixed Income — Asset-Backed Security	—	25,496	—	25,496
Fixed Income — Consumer Discretionary	—	41,092	—	41,092
Fixed Income — Consumer Staples	—	6,134	—	6,134
Fixed Income — Energy	—	7,486	—	7,486
Fixed Income — Financials	—	88,342	—	88,342
Fixed Income — Foreign Government Obligation	—	127,863	—	127,863
Fixed Income — Health Care	—	16,307	—	16,307
Fixed Income — Industrials	—	36,591	—	36,591
Fixed Income — Information Technology	—	38,976	—	38,976
Fixed Income — Materials	—	15,833	—	15,833
Fixed Income — Mortgage-Backed Security	—	42,884	—	42,884
Fixed Income — Telecommunication Services	—	44,070	—	44,070
Fixed Income — U.S. Government Obligation	—	12,913	—	12,913
Fixed Income — Utilities	—	12,934	—	12,934
Cash & Cash Equivalent — Repurchase Agreement	—	12,531	—	12,531
Cash & Cash Equivalent — Securities Lending Collateral	37,087	—	—	37,087

Total	$49,516	$529,452	$—	$578,968

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.7%
Australia - 1.3%
BHP Billiton, Ltd. ADR^	61,200	$4,455
iSOFT Group, Ltd. ^	4,334,162	2,164
Austria - 0.5%
Schoeller-Bleckmann Oilfield Equipment AG^	47,925	2,504
Belgium - 2.7%
Anheuser-Busch InBev NV ^	85,883	4,166
Anheuser-Busch InBev NV — STRIP VVPR ‡	130,726	1
Colruyt SA	17,687	4,355
Telenet Group Holding NV ‡	184,279	5,574
Bermuda - 0.8%
Kerry Properties, Ltd.	545,500	2,513
PureCircle, Ltd. ‡	397,900	1,826
Brazil - 3.7%
Banco Santander Brasil SA ADR	206,700	2,404
NET Servicos de Comunicacao SA ADR ‡	204,300	2,401
Petroleo Brasileiro SA — Class A ADR ‡	99,122	3,761
Porto Seguro SA ‡	372,600	3,841
Totvs SA	41,215	2,833
Ultrapar Participacoes SA ADR	83,490	3,935
Canada - 7.2%
Bankers Petroleum, Ltd. ‡	308,000	2,717
Corus Entertainment, Inc. — Class B	173,925	3,501
Eldorado Gold Corp. ‡^	291,300	4,474
Macdonald Dettwiler & Associates, Ltd. ‡	326,905	13,025
Neo Material Technologies, Inc. ‡	596,400	2,372
Pacific Rubiales Energy Corp. ‡^	299,300	6,747
Silver Wheaton Corp. ‡	243,200	4,778
Cayman Islands - 1.3%
Changyou.com, Ltd. ADR ‡	111,400	3,654
Xinao Gas Holdings, Ltd.	990,000	2,994
Chile - 0.9%
Sociedad Quimica y Minera de Chile SA — ADR	132,285	4,762
China - 1.0%
Bank of China, Ltd.	10,232,000	5,267
Cyprus - 0.8%
ProSafe SE ^	720,150	4,016
Denmark - 2.1%
Novo Nordisk A/S — Class B ^	76,594	6,302
TrygVesta AS ^	79,195	4,889
France - 7.4%
Alstom SA	69,540	4,080
Arkema SA	96,748	4,036
BNP Paribas	37,280	2,561
CNP Assurances ‡^	54,606	4,597
Eutelsat Communications	84,655	3,014
Ipsen SA	141,118	6,741
IPSOS	83,053	3,178
Sodexo ^	130,396	8,011
Teleperformance	72,790	2,545
Germany - 7.5%
Deutsche Boerse AG	99,719	7,741
Fresenius Medical Care AG & Co. KGaA ^	87,038	4,713
Gerresheimer AG	93,741	3,283
Linde AG ^	41,975	5,024
SAP AG ADR	98,235	4,661
SMA Solar Technology AG ^	27,968	3,391
Tognum AG	327,458	6,776
Wincor Nixdorf AG	54,125	3,681
Hong Kong - 1.0%
China Mobile, Ltd. ADR	105,865	5,177
India - 0.2%
State Bank of India, Ltd. GDR	12,760	1,299

	Shares	Value

Ireland - 2.2%
DCC PLC	196,035	$5,254
Willis Group Holdings PLC	173,800	5,987
Israel - 0.8%
Makhteshim-Agan Industries, Ltd.	936,928	3,933
Japan - 12.4%
Brother Industries, Ltd.	438,400	5,325
Circle K Sunkus Co., Ltd. ^	287,200	4,058
GMO Internet, Inc.	499,600	2,053
Jupiter Telecommunications Co., Ltd. ^	7,081	7,167
KDDI Corp.	1,178	5,680
Kenedix Realty Investment Corp. REIT	1,452	4,766
Makita Corp.	85,800	2,660
Nifco, Inc.	112,400	2,514
Nihon Kohden Corp.	313,400	5,999
Nippon Electric Glass Co., Ltd.	167,100	2,563
NSD Co., Ltd. ^	349,200	4,273
Point, Inc. ^	60,400	3,904
Sankyo Co., Ltd. ^	89,900	4,150
Sundrug Co., Ltd. ^	187,500	4,376
Yahoo! Japan Corp. ^	13,801	5,284
Jersey, Channel Islands - 2.1%
Experian Group, Ltd.	772,063	7,138
Informa PLC	633,576	3,824
Korea, Republic of - 2.1%
Hyundai Mobis ‡	46,289	7,683
Samsung SDI Co., Ltd.	26,457	3,525
Netherlands - 10.1%
Akzo Nobel NV ^	111,965	6,621
Fugro NV	97,928	6,374
Koninklijke Ahold NV ^	512,477	7,027
Nutreco Holding NV ^	119,247	7,461
Sligro Food Group NV § ^	193,721	6,519
TNT NV	269,322	8,230
Unilever NV ^	341,256	10,382
Norway - 1.3%
DnB NOR ASA ^	563,585	6,670
South Africa - 1.0%
MTN Group, Ltd.	346,049	5,091
Sweden - 1.7%
Svenska Handelsbanken AB — Class A ^	171,583	4,811
Swedbank AB ‡	355,859	3,832
Switzerland - 8.8%
Barry Callebaut AG ‡	1,395	880
Bucher Industries AG	34,111	4,179
Credit Suisse Group AG ‡	93,464	4,290
Givaudan SA	8,470	7,370
Nestle SA	109,753	5,370
Nobel Biocare Holding AG ^	145,988	3,200
Roche Holding AG	40,684	6,424
SGS SA ‡	4,775	6,202
Sulzer AG	80,102	7,943
Turkey - 0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT‡	1,587,100	2,583
United Kingdom - 16.3%
Amlin PLC	1,169,389	6,691
Antofagasta PLC	254,287	3,855
Balfour Beatty PLC	629,118	2,663
Barclays PLC	735,935	3,780
Cairn Energy PLC ‡	1,043,090	6,367
Chemring Group PLC	209,623	11,679
Croda International PLC	308,394	4,729
Diageo PLC	112,653	1,921
Fidessa Group PLC §	121,087	2,436
HSBC Holdings PLC	770,837	7,882
Jazztel PLC ‡	601,147	2,427
Reed Elsevier PLC	667,181	5,223
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom - (continued)
RPS Group PLC	1,581,884	$5,486
Smith & Nephew PLC	377,469	3,913
Soco International PLC ‡	8,500	211
Travis Perkins PLC ‡	214,100	2,765
Tullow Oil PLC	220,446	3,839
Vodafone Group PLC	4,497,262	9,965

Total Common Stocks (cost $447,001)		510,147

WARRANT - 0.0% ¥
Italy - 0.0% ¥
UBI Banca SCpA ‡
Expiration: 06/30/2011
Exercise Price: €12.30	138,395	6
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.23%▲	64,496,424	64,496
Total Securities Lending Collateral (cost $64,496)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $10,350 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $10,561.	$10,350	10,350
Total Repurchase Agreement (cost $10,350)

Total Investment Securities (cost $521,847) #		584,999
Other Assets and Liabilities — Net		(62,730)

Net Assets		$522,269

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Chemicals	7.1%	$41,361
Commercial Banks	6.5	38,512
Media	4.9	28,308
Insurance	4.5	26,005
Food Products	4.5	25,919
Wireless Telecommunication Services	4.5	25,913
Oil, Gas & Consumable Fuels	4.0	23,642
Food & Staples Retailing	3.7	22,277
Pharmaceuticals	3.4	19,467
Commercial Services & Supplies	3.1	18,511
Software	3.0	17,857
Metals & Mining	3.0	17,562
Professional Services	2.7	15,885
Electrical Equipment	2.4	14,247
Health Care Equipment & Supplies	2.2	13,112
Energy Equipment & Services	2.2	12,894
Machinery	2.1	12,122
Aerospace & Defense	2.1	11,679
Air Freight & Logistics	1.4	8,230
Hotels, Restaurants & Leisure	1.4	8,011
Diversified Telecommunication Services	1.4	8,001
Multiline Retail	1.4	7,962
Diversified Financial Services	1.3	7,741
Auto Components	1.3	7,683
Real Estate Investment Trusts	1.2	7,349
Internet Software & Services	1.2	7,337
Electronic Equipment & Instruments	1.0	6,088
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Beverages	1.0%	$6,088
Office Electronics	0.9	5,325
Industrial Conglomerates	0.9	5,254
Health Care Providers & Services	0.8	4,713
Capital Markets	0.7	4,290
Leisure Equipment & Products	0.7	4,150
Specialty Retail	0.7	3,935
Computers & Peripherals	0.6	3,681
Life Sciences Tools & Services	0.6	3,283
Gas Utilities	0.5	2,994
Trading Companies & Distributors	0.5	2,765
Construction & Engineering	0.5	2,663
Household Durables	0.5	2,660
Real Estate Management & Development	0.4	2,513
Health Care Technology	0.4	2,164

Investment Securities, at Value	87.2	510,153
Short-Term Investments	12.8	74,846

Total Investments	100.0%	$584,999

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $61,400.

‡	Non-income producing security.

¥	Amount rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $8,955, or 1.71%, of the fund’s net assets.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $521,847. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $73,549 and $10,397, respectively. Net unrealized appreciation for tax purposes is $63,152.
DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows it to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$53,847	$21,886	$—	$75,733
Equities — Consumer Staples	8,125	46,160	—	54,285
Equities — Energy	23,641	12,895	—	36,536
Equities — Financials	28,775	57,635	—	86,410
Equities — Health Care	13,196	29,544	—	42,740
Equities — Industrials	34,984	43,345	—	78,329
Equities — Information Technology	33,082	7,206	—	40,288
Equities — Materials	31,940	26,984	—	58,924
Equities — Telecommunication Services	20,822	13,092	—	33,914
Equities — Utilities	—	2,994	—	2,994
Cash & Cash Equivalent — Repurchase Agreement	—	10,350	—	10,350
Cash & Cash Equivalent — Securities Lending Collateral	64,496	—	—	64,496

Total	$312,908	$272,091	$—	$584,999

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 1.8%
Brazil - 1.8%
Lojas Americanas SA, 0.41% ▲	987,990	$7,349
NET Servicos de Comunicacao SA	210,897	2,487

Total Preferred Stocks (cost $8,337)		9,836

COMMON STOCKS - 95.4%
Bermuda - 0.8%
Credicorp, Ltd.	32,700	2,841
Dairy Farm International Holdings, Ltd. ^	269,500	1,852
Brazil - 12.3%
Anhanguera Educacional Participacoes SA ‡	8,000	125
B2W Cia Global Do Varejo	135,000	2,980
BM&FBOVESPA SA	661,146	4,374
Cia de Bebidas das Americas ADR	42,800	4,186
Cielo SA	32,000	311
Cyrela Brazil Realty SA	295,000	3,564
Diagnosticos da America SA ‡	216,800	1,883
Empresa Brasileira de Aeronautica SA ADR ^	208,200	5,013
MRV Engenharia e Participacoes SA	371,000	2,625
Multiplan Empreendimentos Imobiliarios SA	105,000	1,806
Natura Cosmeticos SA	559,600	11,880
Petroleo Brasileiro SA — Class A ADR ^	490,100	18,595
Vale SA — Class B ADR ^	386,000	10,387
Canada - 1.0%
Niko Resources, Ltd.	27,400	3,003
Pacific Rubiales Energy Corp. ‡ ^	120,200	2,710
Cayman Islands - 1.9%
Baidu, Inc. ADR ‡	4,900	3,378
Ctrip.com International, Ltd. ADR ‡	69,900	2,553
Tencent Holdings, Ltd.	149,600	3,090
Tingyi Cayman Islands Holding Corp.	515,000	1,279
Chile - 1.5%
Banco Santander Chile	21,763,401	1,384
Centros Comerciales Sudamericanos SA	1,403,481	5,747
Parque Arauco SA	263,200	358
Sociedad Quimica y Minera de Chile SA — ADR ^	17,700	637
China - 1.9%
China Shenhua Energy Co., Ltd. — Class H	743,000	3,188
PetroChina Co., Ltd.	4,172,000	4,804
Shanghai Zhenhua Heavy Industry Co., Ltd.	1,840,270	1,129
Travelsky Technology, Ltd.	1,214,000	998
Wumart Stores, Inc.	231,000	494
Colombia - 1.0%
Almacenes Exito SA	83,501	755
Almacenes Exito SA -144A GDR	119,200	1,081
Bancolombia SA ADR ^	74,300	3,473
Denmark - 1.3%
Carlsberg AS — Class B	87,100	7,039
Egypt - 3.0%
Commercial International Bank Egypt Sae	531,422	7,137
Eastern Tobacco	53,124	1,212
Egyptian Financial Group-Hermes Holding	443,070	2,845
Orascom Telecom Holding SAE	4,153,454	5,390
France - 0.6%
CFAO SA ‡ ^	101,290	3,510
Hong Kong - 8.3%
China Mobile, Ltd.	847,000	8,302
China Resources Enterprise, Ltd.	1,595,000	5,627
CNOOC, Ltd.	6,233,000	10,949
Hang Lung Group, Ltd.	291,000	1,422
Hang Lung Properties, Ltd.	2,118,000	7,685
Hong Kong Exchanges & Clearing, Ltd.	618,000	10,107
Television Broadcasts, Ltd.	412,000	1,976

	Shares	Value

India - 13.5%
Asian Paints, Ltd.	13,800	$645
Colgate Palmolive Co. ‡	80,800	1,355
Divi’s Laboratories, Ltd.	170,608	2,574
HDFC Bank, Ltd. ADR ^	99,700	14,867
Hindustan Unilever, Ltd.	1,061,000	5,682
Housing Development Finance Corp.	130,900	8,254
ICICI Bank, Ltd. ADR	121,100	5,149
Infosys Technologies, Ltd.	363,900	22,134
Sun Pharmaceutical Industries, Ltd. ‡	52,100	1,849
Tata Consultancy Services, Ltd.	299,002	5,112
Zee Entertainment Enterprises, Ltd.	957,200	6,522
Indonesia - 2.7%
Astra International PT	896,100	4,631
Bank Central Asia	4,756,900	2,847
Bank Rakyat	117,000	115
Telekomunikasi Indonesia PT	6,006,175	5,185
Unilever Indonesia	1,573,500	2,399
Korea, Republic of - 4.7%
GS Engineering & Construction Corp.	16,139	1,220
MegaStudy Co., Ltd.	19,932	2,923
NHN Corp. ‡	92,523	15,426
Shinsegae Co., Ltd.	13,706	6,284
Luxembourg - 1.1%
Tenaris SA ADR ^	151,400	6,148
Mexico - 9.2%
America Movil SAB de CV — Series L ADR	367,100	18,898
Bolsa Mexicana de Valores SAB de CV	92,500	157
Corp GEO SAB de CV — Series B ‡	622,800	1,973
Fomento Economico Mexicano SAB de CV ^	1,298,300	6,150
Fomento Economico Mexicano SAB de CV ADR	94,300	4,463
Grupo Modelo SAB de CV — Series C	1,022,300	5,609
Grupo Televisa SA ADR	280,000	5,818
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV ‡ ^	1,058,100	1,375
Sare Holding SAB de CV — Class B ‡	2,026,201	694
Wal-Mart de Mexico SAB de CV — Series V ^	2,419,586	5,632
Norway - 0.4%
DNO International ASA ‡ ^	1,405,600	2,084
Philippines - 2.8%
Jollibee Foods Corp.	1,440,400	1,886
Philippine Long Distance Telephone Co. ‡	47,300	2,650
SM Investments Corp.	286,500	2,543
SM Prime Holdings, Inc.	36,659,470	8,373
Russian Federation - 4.2%
Magnit OJSC	169,543	14,751
Novatek OAO GDR - 144A	58,100	4,415
Novatek OAO GDR - Reg S	56,400	4,226
South Africa - 5.7%
Anglo Platinum, Ltd. ‡	57,963	6,290
Impala Platinum Holdings, Ltd.	402,600	11,351
JSE, Ltd.	41,800	408
MTN Group, Ltd.	438,200	6,446
Standard Bank Group, Ltd. ^	469,330	7,231
Sweden - 0.3%
Oriflame Cosmetics SA ^	30,800	1,745
Taiwan - 7.2%
Epistar Corp.	1,889,500	6,046
High Tech Computer Corp.	344,750	4,620
Mediatek, Inc.	885,370	14,991
Synnex Technology International Corp.	754,198	1,797
Taiwan Semiconductor Manufacturing Co., Ltd.	6,412,459	12,550
Thailand - 0.2%
Siam Commercial Bank PCL	375,700	952
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Turkey - 3.2%
Anadolu AS	139,021	$1,723
Bim Birlesik Magazalar AS	56,600	3,164
Enka Insaat VE Sanayi AS	1,190,650	5,747
Haci Omer Sabanci Holding AS	676,818	3,109
Turkcell Iletisim Hizmet AS	433,800	2,812
Yapi Ve Kredi Bankasi AS ‡	471,678	1,349
United Kingdom - 5.9%
Anglo American PLC ‡	267,720	11,372
Cairn Energy PLC ‡	424,690	2,592
SABMiller PLC	426,420	13,368
Tullow Oil PLC	307,010	5,347
United States - 0.7%
Sohu.com, Inc. ‡ ^	83,000	3,995

Total Common Stocks (cost $393,337)		527,707

SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	52,444,895	52,445
Total Securities Lending Collateral (cost $52,445)

	Principal	Value

REPURCHASE AGREEMENT - 3.0%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $16,855 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $17,193.	$16,855	16,855
Total Repurchase Agreement (cost $16,855)

Total Investment Securities (cost $470,974) #		606,843
Other Assets and Liabilities — Net		(53,733)

Net Assets		$553,110

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Oil, Gas & Consumable Fuels	10.0%	$61,912
Commercial Banks	7.7	47,345
Wireless Telecommunication Services	7.5	44,498
Beverages	7.1	42,538
Food & Staples Retailing	6.5	39,760
Metals & Mining	6.4	39,400
Semiconductors & Semiconductor Equipment	5.5	33,587
IT Services	4.7	28,555
Internet Software & Services	4.4	25,890
Real Estate Management & Development	3.7	22,269
Diversified Financial Services	3.0	18,155
Media	2.8	16,803
Personal Products	2.3	13,625
Household Products	1.6	9,436
Industrial Conglomerates	1.4	8,290
Thrifts & Mortgage Finance	1.4	8,254
Multiline Retail	1.2	7,349
Household Durables	1.0	6,231
Energy Equipment & Services	1.0	6,148
Distributors	0.9	5,627
Diversified Telecommunication Services	0.8	5,185
Aerospace & Defense	0.8	5,013
Automobiles	0.8	4,631
Computers & Peripherals	0.8	4,620
Hotels, Restaurants & Leisure	0.7	4,439
Auto Components	0.6	3,510
Internet & Catalog Retail	0.5	2,980
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Commercial Services & Supplies	0.5%	$2,923
Capital Markets	0.5	2,845
Construction & Engineering	0.4	2,595
Life Sciences Tools & Services	0.4	2,574
Health Care Providers & Services	0.3	1,883
Pharmaceuticals	0.3	1,849
Electronic Equipment & Instruments	0.3	1,797
Chemicals	0.2	1,282
Food Products	0.2	1,279
Tobacco	0.2	1,212
Machinery	0.2	1,129
Diversified Consumer Services	0.0	¥125

Investment Securities, at Value	88.6	537,543
Short-Term Investments	11.4	69,300

Total Investments	100.0%	$606,843

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $50,874.

‡	Non-income producing security.

¥	Amount rounds to less than 0.1%.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $470,974. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $147,634 and $11,765, respectively. Net unrealized appreciation for tax purposes is $135,869.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $5,496, or 0.99%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$29,428	$25,192	$—	$54,620
Equities — Consumer Staples	76,188	31,662	—	107,850
Equities — Energy	47,036	21,024	—	68,060
Equities — Financials	47,472	51,394	—	98,866
Equities — Health Care	1,883	4,423	—	6,306
Equities — Industrials	10,061	6,968	—	17,029
Equities — Information Technology	8,682	85,764	—	94,446
Equities — Materials	22,396	18,286	—	40,682
Equities — Telecommunication Services	21,549	28,135	—	49,684
Cash & Cash Equivalent — Repurchase Agreement	—	16,855	—	16,855
Cash & Cash Equivalent — Securities Lending Collateral	52,445	—	—	52,445

Total	$317,140	$289,703	$—	$606,843

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Oppenheimer Small - & Mid-Cap Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.0%
Aerospace & Defense - 1.6%
Goodrich Corp.	69,290	$5,140
Auto Components - 4.3%
Goodyear Tire & Rubber Co. ‡ ^	288,700	3,877
Lear Corp. ‡	51,970	4,219
WABCO Holdings, Inc. ‡	155,900	5,175
Beverages - 2.0%
Molson Coors Brewing Co. — Class B	138,580	6,148
Capital Markets - 3.5%
Affiliated Managers Group, Inc. ‡ ^	34,644	2,916
E*Trade Financial Corp. ‡	1,395,400	2,344
Investment Technology Group, Inc. ‡	115,479	2,006
Lazard, Ltd. — Class A	92,380	3,572
Chemicals - 3.3%
Celanese Corp. — Series A	173,220	5,541
Intrepid Potash, Inc. ‡ ^	174,280	4,577
Commercial Banks - 3.2%
Comerica, Inc.	80,840	3,395
Fifth Third Bancorp	277,150	4,132
KeyCorp	289,640	2,613
Communications Equipment - 0.7%
Motorola, Inc. ‡	288,700	2,041
Construction & Engineering - 1.0%
Foster Wheeler AG ‡	109,710	3,289
Construction Materials - 1.1%
Martin Marietta Materials, Inc. ^	34,640	3,321
Containers & Packaging - 1.4%
Owens-Illinois, Inc. ‡	127,030	4,502
Diversified Financial Services - 2.2%
Fifth Street Finance Corp.	173,215	2,208
Invesco, Ltd.	205,870	4,733
Electric Utilities - 3.2%
Allegheny Energy, Inc.	115,480	2,515
Cleco Corp.	115,480	3,164
NV Energy, Inc.	346,440	4,328
Electrical Equipment - 1.1%
General Cable Corp. ‡	116,120	3,318
Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc. ‡	115,484	4,187
Amphenol Corp. — Class A	69,288	3,202
Energy Equipment & Services - 2.0%
Ensco PLC ADR	69,290	3,270
Tidewater, Inc.	57,740	3,095
Food & Staples Retailing - 1.2%
Kroger Co.	173,220	3,851
Food Products - 0.9%
Chiquita Brands International, Inc. ‡ ^	94,140	1,416
Dole Food Co., Inc. ‡ ^	115,480	1,307
Gas Utilities - 1.0%
EQT Corp.	75,060	3,264
Health Care Equipment & Supplies - 1.8%
Hospira, Inc. ‡	104,780	5,636
Health Care Providers & Services - 2.6%
Aetna, Inc.	115,480	3,412
DaVita, Inc. ‡	75,067	4,687
Hotels, Restaurants & Leisure - 3.8%
Bally Technologies, Inc. ‡ ^	75,060	3,462
Brinker International, Inc.	161,670	2,994

	Shares	Value

Hotels, Restaurants & Leisure - (continued)
Burger King Holdings, Inc. ^	115,480	$2,437
Pinnacle Entertainment, Inc. ‡	232,601	3,147
Household Durables - 1.9%
Mohawk Industries, Inc. ‡	57,740	3,680
Tupperware Brands Corp.	46,190	2,359
Household Products - 1.3%
Energizer Holdings, Inc. ‡	69,288	4,233
Independent Power Producers & Energy Traders - 1.8%
NRG Energy, Inc. ‡	230,960	5,582
Industrial Conglomerates - 2.2%
Tyco International, Ltd.	173,220	6,720
Insurance - 8.7%
ACE, Ltd.	127,028	6,757
AON Corp.	75,060	3,187
Assurant, Inc.	196,320	7,152
Everest RE Group, Ltd.	92,384	7,081
Genworth Financial, Inc. — Class A ‡	186,240	3,077
IT Services - 1.5%
Teletech Holdings, Inc. ‡	288,697	4,778
Leisure Equipment & Products - 1.5%
Mattel, Inc.	207,860	4,791
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc ‡	115,480	3,866
Thermo Fisher Scientific, Inc. ‡	57,740	3,192
Machinery - 1.8%
Navistar International Corp. ‡ ^	115,401	5,578
Media - 1.4%
Cablevision Systems Corp. — Class A	92,380	2,535
Time Warner Cable, Inc.	34,230	1,925
Metals & Mining - 0.5%
First Quantum Minerals, Ltd. ^	22,400	1,719
Multi-Utilities - 2.1%
CMS Energy Corp. ^	404,178	6,572
Oil, Gas & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. ‡	86,610	4,077
Cabot Oil & Gas Corp.	34,840	1,259
Consol Energy, Inc.	34,640	1,548
Noble Energy, Inc.	46,190	3,528
Range Resources Corp.	56,669	2,707
Ultra Petroleum Corp. ‡	23,200	1,108
Pharmaceuticals - 2.2%
Biovail Corp.	277,150	4,711
Shire PLC ADR	34,640	2,281
Professional Services - 1.4%
Towers Watson & Co. — Class A	92,380	4,434
Real Estate Investment Trusts - 3.0%
BioMed Realty Trust, Inc.	137,536	2,546
CreXus Investment Corp.	92,380	1,220
ProLogis	230,960	3,041
Starwood Property Trust, Inc. ^	92,380	1,751
Terreno Realty Corp. ‡	51,970	978
Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	92,380	3,405
Semiconductors & Semiconductor Equipment - 2.2%
LAM Research Corp. ‡	80,835	3,278
Teradyne, Inc. ‡ ^	288,700	3,531
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Oppenheimer Small - & Mid-Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - 1.7%
Electronic Arts, Inc. ‡	115,480	$2,237
McAfee, Inc. ‡	92,386	3,210
Specialty Retail - 3.5%
Abercrombie & Fitch Co. — Class A	46,190	2,020
Advance Auto Parts, Inc.	69,291	3,125
Bed Bath & Beyond, Inc. ‡	69,290	3,184
Chico’s FAS, Inc.	103,930	1,548
Gymboree Corp. ‡ ^	23,101	1,135
Textiles, Apparel & Luxury Goods - 1.2%
Phillips-Van Heusen Corp.	57,740	3,638
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. ‡ ^	256,680	2,677
NewAlliance Bancshares, Inc.	230,960	3,010
Trading Companies & Distributors - 1.1%
Aircastle, Ltd.	297,430	3,572
Wireless Telecommunication Services - 1.0%
NII Holdings, Inc. ‡	75,060	3,184

Total Common Stocks (cost $237,651)		301,168

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust-Prime Portfolio, 0.23% ▲	9,665,488	9,665
Total Securities Lending Collateral (cost $9,665)

	Principal	Value

REPURCHASE AGREEMENT - 4.1%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $12,915 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $13,176.	$12,915	12,915
Total Repurchase Agreement (cost $12,915)

Total Investment Securities (cost $260,231) #		323,748
Other Assets and Liabilities — Net		(10,126)

Net Assets		$313,622

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $9,397.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $260,231. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $66,363 and $2,846, respectively. Net unrealized appreciation for tax purposes is $63,517 .
DEFINITION:

ADR	American Depositary Receipt
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Oppenheimer Small - & Mid-Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$55,251	$—	$—	$55,251
Equities — Consumer Staples	16,955	—	—	16,955
Equities — Energy	20,592	—	—	20,592
Equities — Financials	70,396	—	—	70,396
Equities — Health Care	27,785	—	—	27,785
Equities — Industrials	35,456	—	—	35,456
Equities — Information Technology	26,464	—	—	26,464
Equities — Materials	19,660	—	—	19,660
Equities — Telecommunication Services	3,184	—	—	3,184
Equities — Utilities	25,425	—	—	25,425
Cash & Cash Equivalent — Repurchase Agreement	—	12,915	—	12,915
Cash & Cash Equivalent — Securities Lending Collateral	9,665	—	—	9,665

Total	$310,833	$12,915	$—	$323,748

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.9%
Australia - 6.5%
Amcor, Ltd.	770,950	$4,666
Ansell, Ltd. ^	377,155	4,449
Computershare, Ltd.	355,197	3,857
Crane Group, Ltd. ^	474,893	3,948
Elders, Ltd. ‡	577,335	633
Fairfax Media, Ltd. ^	2,289,458	3,613
Iluka Resources, Ltd. ‡ ^	1,281,510	5,457
Mirvac Group REIT	2,713,883	3,483
Sims Metal Management, Ltd.	118,504	2,228
Sonic Healthcare, Ltd. ^	340,465	4,326
Transpacific Industries Group, Ltd. ‡^	1,337,516	1,546
Austria - 3.2%
Andritz AG	90,000	5,510
Kapsch TrafficCom AG §	60,000	2,476
Mayr Melnhof Karton AG ^	36,500	3,550
RHI AG ‡	65,000	2,170
Rosenbauer International AG §	70,000	2,827
Schoeller-Bleckmann Oilfield Equipment AG	50,000	2,613
Belgium - 1.1%
Bekaert SA	17,000	3,038
EVS Broadcast Equipment SA	48,000	2,640
Kinepolis Group NV	7,509	414
Tessenderlo Chemie NV	20,568	659
Bermuda - 2.1%
Aquarius Platinum, Ltd.	289,058	1,899
Beijing Enterprises Water Group, Ltd. ‡	11,276,000	4,451
China Gas Holdings, Ltd.	2,118,000	1,199
Dockwise, Ltd. ‡	140,000	4,058
Great Eagle Holdings, Ltd.	282,000	789
Canada - 1.0%
Niko Resources, Ltd.	20,030	2,196
Sino-Forest Corp. — Class A ‡ ^	206,978	3,680
Cayman Islands - 2.8%
Bawang International Group Holding, Ltd. ‡	2,358,000	1,748
China Dongxiang Group Co.	3,149,000	2,133
Concord Medical Services Holdings, Ltd. ADR ‡	368,786	2,677
Fook Woo Group Holdings, Ltd. ‡	12,573,000	4,210
Inspur International, Ltd. ‡	11,000,000	1,130
Lee & Man Paper Manufacturing, Ltd.	5,679,400	4,961
China - 0.8%
Guangzhou Pharmaceutical Co., Ltd.	4,334,000	5,005
Denmark - 1.2%
Solar A/S — Class B ^	47,800	3,250
TrygVesta AS ^	60,000	3,704
France - 5.4%
Alten, Ltd. ‡	155,000	4,523
Bourbon SA ^	125,000	5,415
Club Mediterranee ‡	94,034	1,575
Groupe Eurotunnel SA ^	223,029	2,037
Homair SA ‡ §	55,177	230
Meetic ‡	120,000	3,314
Rubis	60,000	4,939
Saft Groupe SA	45,000	1,635
SeLoger.com ‡	120,000	4,847
Store Electronic ‡	60,000	912
Sword Group	68,433	2,350
Virbac SA	2,266	250
Germany - 8.1%
Bijou Brigitte AG §	8,000	1,378
Bilfinger Berger AG	76,600	5,087
Compugroup Holding AG ‡	210,000	2,341
Demag Cranes AG ‡	85,000	2,939
Freenet AG ‡	336,000	3,917
GFK SE	100,000	3,778

	Shares	Value

Germany (continued)
Grenkeleasing AG	40,000	$1,735
Hawesko Holding AG §	22,000	755
Kabel Deutschland Holding AG ‡	61,699	1,955
KUKA AG ‡ ^	150,000	2,268
Morphosys AG ‡	80,000	1,636
MTU Aero Engines Holding AG ^	85,500	4,701
R. Stahl AG	13,437	365
Rheinmetall AG	95,000	6,601
SFC Smart Fuel Cell AG § ‡	130,000	995
Tipp24 SE	55,000	2,127
Tom Tailor Holding AG ‡	68,883	1,183
Wirecard AG ^	240,000	2,690
Xing AG ‡	38,000	1,371
Greece - 0.3%
Aegean Airlines SA	188,190	747
Eurobank Properties Real Estate Investment Co. REIT	100,000	753
Hong Kong - 2.6%
China Agri-Industries Holdings, Ltd.	3,366,000	4,400
Citic 1616 Holdings, Ltd.	2,157,000	698
Dah Sing Banking Group, Ltd. ‡	2,468,400	3,334
Franshion Properties China, Ltd.	10,646,000	3,037
Techtronic Industries Co. ‡	4,024,500	4,182
Indonesia - 0.5%
Bank Mandiri	5,061,000	3,205
Ireland - 1.1%
Bank of Ireland ‡	169,716	375
DCC PLC	200,000	5,343
Grafton Group PLC	204,000	989
IFG Group PLC	35,545	57
Israel - 0.2%
Oridion Systems, Ltd. § ‡	120,000	987
Italy - 4.2%
Azimut Holding SpA	630,000	7,098
Buzzi Unicem SpA	200,000	1,812
CIR-Compagnie Industriali Riunite SpA ‡	1,350,000	2,861
Davide Campari-Milano SpA	301,460	3,078
DiaSorin SpA	50,000	1,864
Gruppo Coin SpA ‡	56,428	402
Landi Renzo SpA	103,118	426
Natuzzi SpA ADR ‡	366,796	1,720
Prysmian SpA	180,000	3,241
Zignago Vetro SpA	360,000	2,084
Japan - 18.8%
Accordia Golf Co., Ltd.	2,059	2,266
AICA Kogyo Co., Ltd. ^	172,300	1,796
Arcs Co., Ltd. ^	246,600	3,308
Asahi Diamond Industrial Co., Ltd. ^	106,000	1,102
Chugoku Marine Paints, Ltd.	284,000	2,127
Daido Steel Co., Ltd. ^	574,000	2,441
Daihatsu Diesel Manufacturing Co., Ltd.	204,000	933
DOWA Holdings Co., Ltd. ^	193,000	1,071
Exedy Corp. ^	66,500	1,755
Fujikura Kasei Co., Ltd.	272,800	1,430
Glory, Ltd. ^	109,700	2,792
HIS Co., Ltd. ^	132,700	2,718
Hisaka Works, Ltd.	135,000	1,542
Icom, Inc.	35,800	987
JSP Corp.	241,600	2,846
Koito Manufacturing Co., Ltd.	76,000	1,252
Kuroda Electric Co., Ltd.	189,600	2,864
Lintec Corp.	125,200	2,378
Miura Co., Ltd. ^	98,000	2,396
Modec, Inc. ^	194,100	3,549
Moshi Moshi Hotline, Inc. ‡ ^	119,000	2,449
Musashi Seimitsu Industry Co., Ltd. ^	181,900	4,508
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Nabtesco Corp. ^	173,000	$2,180
NEC Networks & System Integration Corp.	179,700	2,198
Nichi-Iko Pharmaceutical Co., Ltd. ^	138,100	4,338
Nidec Copal Corp.	169,900	2,826
Nifco, Inc.	180,100	4,028
Nihon Parkerizing Co., Ltd. ^	206,000	2,948
Nippon Thompson Co., Ltd. ^	792,000	5,371
Nishimatsuya Chain Co., Ltd. ^	117,900	1,328
Nitta Corp.	252,100	3,970
Obic Co., Ltd.	8,730	1,751
OSAKA Titanium Technologies Co.	25,800	1,012
Seven Bank, Ltd. ^	1,230	2,412
Shinko Plantech Co., Ltd.	220,000	2,038
Shinmaywa Industries, Ltd.	718,000	3,130
Sumida Corp. ^	192,400	2,624
Takasago International Corp.	469,000	2,375
Tokai Tokyo Financial Holdings ^	886,000	3,428
Trusco Nakayama Corp.	181,800	3,005
Tsumura & Co. ^	62,200	1,817
Tsuruha Holdings, Inc.	65,300	2,352
Tsutsumi Jewelry Co., Ltd.	94,200	2,203
Union Tool Co. ^	38,700	1,157
Works Applications Co., Ltd.	3,432	2,237
Yushin Precision Equipment Co., Ltd. ^	72,300	1,209
Jersey, Channel Islands - 0.3%
Regus PLC	1,000,000	1,760
Korea, Republic of - 2.2%
Doosan Infracore Co., Ltd. ‡ ^	138,510	2,752
GS Engineering & Construction Corp.	5,372	406
Industrial Bank of Korea	128,380	1,785
Samsung SDI Co., Ltd.	36,397	4,849
Taewoong Co., Ltd. ^	50,663	3,368
Luxembourg - 0.0% ¥
L’occitane International SA ‡	137,750	268
Netherlands - 4.4%
Delta Lloyd NV ‡	240,000	5,143
Exact Holding NV	30,000	752
Fugro NV	95,000	6,184
Imtech NV	117,820	3,716
James Hardie Industries SE ‡	369,873	2,593
SBM Offshore NV	60,000	1,181
Smartrac NV ‡	77,000	1,434
Ten Cate NV	180,000	4,912
New Zealand - 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	788,115	2,013
Fletcher Building, Ltd.	840,032	5,098
Norway - 0.4%
Pronova BioPharma AS ‡ ^	800,000	2,556
Singapore - 1.8%
Cache Logistics Trust — Class REIT ‡	2,894,000	2,027
Olam International, Ltd. ^	996,000	1,879
Sia Engineering Co., Ltd.	1,207,000	3,230
Singapore Airport Terminal Services, Ltd.	1,820,000	3,706
Spain - 0.9%
Baron de Ley ‡	3,823	186
Codere SA ‡	199,711	2,103
Enagas	87,854	1,762
Laboratorios Farmaceuticos Rovi SA	97,904	853
Pescanova SA ^	16,171	462
Sweden - 1.0%
Eniro AB ‡ ^	509,977	1,464
Swedish Match AB ^	204,000	4,625
Switzerland - 8.4%
Acino Holding AG	18,713	2,736
Bank Sarasin & Cie AG	125,000	4,862
Banque Cantonale Vaudoise	10,030	4,411
Dufry Group ‡ ^	20,000	1,711

	Shares	Value

Switzerland (continued)
Emmi AG	1,376	$214
Forbo Holding AG	3,100	1,287
GAM Holding, Ltd. ‡	330,000	4,099
Gategroup Holding AG ‡	150,000	5,485
Gurit Holding AG	4,700	2,603
Helvetia Holding AG	9,466	2,892
Implenia AG ‡	59,119	1,700
Kuoni Reisen Holding AG	7,544	2,674
Mobilezone Holding AG	260,000	2,159
Newave Energy Holding SA §	19,997	853
Orior AG ‡	48,641	2,269
Partners Group Holding AG	19,822	2,654
Sika AG	2,476	4,398
Valora Holding AG	8,500	2,135
VZ Holding AG	4,521	397
Taiwan - 0.3%
Far Eastern International Bank ‡	2,909,000	945
Hung Poo Real Estate Development Corp.	710,000	940
United Kingdom - 16.1%
Air Berlin, PLC ‡ ^	200,000	1,068
Albemarle & Bond Holdings	372,313	1,311
AMEC PLC	136,234	1,731
Anglo Pacific Group PLC	416,353	1,547
Babcock International Group PLC ^	144,684	1,290
Bodycote PLC	526,291	1,784
BSS Group PLC	233,460	1,098
Burberry Group PLC	150,000	1,536
Carillion PLC	375,000	1,958
Chloride Group PLC	572,616	2,623
Consort Medical PLC	195,489	1,092
Cranswick PLC	106,850	1,303
CSR PLC ‡	235,000	1,537
Daily Mail & General Trust PLC	270,129	2,137
Dana Petroleum PLC ‡	85,000	1,567
Dechra Pharmaceuticals PLC	263,470	1,843
Derwent London PLC REIT	100,000	2,204
Devro PLC	500,000	1,304
E2V Technologies PLC § ‡	1,871,727	1,597
eaga PLC ‡	807,549	1,643
Elementis PLC	2,000,000	1,972
Fidessa Group PLC	83,775	1,685
Forth Ports PLC	67,192	1,382
Future PLC	1,540,001	377
Go-Ahead Group PLC	80,000	1,728
Grainger PLC	857,639	1,820
Greggs PLC	175,000	1,285
Halfords Group PLC	250,000	1,936
Hamworthy PLC	390,342	1,786
Helphire Group PLC ‡	1,477,353	1,168
HMV Group PLC ^	1,414,722	1,554
Homeserve PLC	58,143	1,772
Hunting PLC	140,000	1,206
IG Group Holdings PLC	311,353	1,931
Inchcape PLC ‡	2,412,337	1,263
Intec Telecom Systems PLC	1,150,000	1,165
Investec PLC	200,000	1,582
John Wood Group PLC	308,963	1,740
Keller Group PLC	154,801	1,715
Kier Group PLC	110,000	1,911
Mears Group PLC	305,362	1,469
Millennium & Copthorne Hotels PLC	227,256	1,638
Mitie Group PLC	368,036	1,313
Oxford Instruments PLC	200,598	874
Premier Oil PLC ‡	120,000	2,324
Provident Financial PLC	98,667	1,260
PV Crystalox Solar PLC	711,762	532
PZ Cussons PLC	500,000	2,078
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom (continued)
Scott Wilson Group PLC	1,000,000	$1,623
SDL PLC ‡	255,000	1,762
Senior PLC	1,250,000	2,219
Shanks Group PLC	1,294,041	2,040
SIG PLC ‡	1,000,000	2,011
Tate & Lyle PLC	200,000	1,393
Ultra Electronics Holdings PLC	52,177	1,232
Victrex PLC	113,217	1,741
Vitec Group PLC	101,031	640
Wellstream Holdings PLC	171,752	1,568
WH Smith PLC	250,000	1,918
William Hill PLC	562,042	1,756

Total Common Stocks (cost $519,778)		573,215

	Shares	Value

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23%▲	55,522,818	$55,523
Total Securities Lending Collateral (cost $55,523)

	Principal	Value

REPURCHASE AGREEMENT - 3.8%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $22,641 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $23,098.	$22,641	22,641
Total Repurchase Agreement (cost $22,641)

Total Investment Securities (cost $597,942) #		651,379

Other Assets and Liabilities — Net		(59,597)

Net Assets		$591,782

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Machinery	7.9%	$51,600
Energy Equipment & Services	4.9	31,720
Chemicals	4.5	29,505
Construction & Engineering	4.3	27,999
Capital Markets	3.4	22,141
Pharmaceuticals	3.3	21,262
Commercial Services & Supplies	3.2	21,130
Specialty Retail	2.7	17,284
Hotels, Restaurants & Leisure	2.6	17,087
Electronic Equipment & Instruments	2.4	15,896
Media	2.3	14,807
Industrial Conglomerates	2.3	14,805
Metals & Mining	2.2	14,108
Commercial Banks	2.1	13,638
Insurance	2.1	13,511
Trading Companies & Distributors	2.0	13,217
Electrical Equipment	2.0	12,917
IT Services	2.0	12,821
Software	1.9	12,292
Food Products	1.7	10,994
Containers & Packaging	1.6	10,300
Textiles, Apparel & Luxury Goods	1.5	9,959
Food & Staples Retailing	1.5	9,808
Oil, Gas & Consumable Fuels	1.4	8,840
Paper & Forest Products	1.3	8,641
Health Care Equipment & Supplies	1.3	8,541
Diversified Financial Services	1.3	8,531
Real Estate Investment Trusts	1.3	8,467
Transportation Infrastructure	1.3	8,318
Communications Equipment	1.2	8,078
Auto Components	1.2	7,941
Gas Utilities	1.2	7,900
Household Durables	1.1	7,189
Health Care Providers & Services	1.1	7,003
Real Estate Management & Development	1.0	6,586
Construction Materials	1.0	6,575
Aerospace & Defense	0.9	5,933
Building Products	0.9	5,744
Road & Rail	0.8	4,933
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value
Internet Software & Services	0.7%	$4,685
Tobacco	0.7	4,625
Diversified Telecommunication Services	0.7	4,615
Leisure Equipment & Products	0.5	3,466
Beverages	0.5	3,264
Consumer Finance	0.4	2,571
Household Products	0.3	2,078
Personal Products	0.3	2,016
Airlines	0.3	1,815
Life Sciences Tools & Services	0.3	1,636
Professional Services	0.2	1,623
Semiconductors & Semiconductor Equipment	0.2	1,537
Distributors	0.2	1,263

Investment Securities, at Value	88.0	573,215
Short-Term Investments	12.0	78,164

Total Investments	100.0%	$651,379

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $52,713.

‡	Non-income producing security.

¥	Amount rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $12,098, or 2.04%, of the fund’s net assets

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $597,942. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $72,572 and $19,135, respectively. Net unrealized appreciation for tax purposes is $53,437.

DEFINITIONS:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$38,895	$40,102	$—	$78,997
Equities — Consumer Staples	15,746	17,040	—	32,786
Equities — Energy	21,110	19,450	—	40,560
Equities — Financials	20,575	54,871	—	75,446
Equities — Health Care	11,767	26,675	—	38,442
Equities — Industrials	91,062	73,872	—	164,934
Equities — Information Technology	17,427	37,882	—	55,309
Equities — Materials	34,551	39,675	—	74,226
Equities — Telecommunication Services	—	4,615	—	4,615
Equities — Utilities	—	7,900	—	7,900
Cash & Cash Equivalent — Repurchase Agreement	—	22,641	—	22,641
Cash & Cash Equivalent — Securities Lending Collateral	55,523	—	—	55,523
Total	$306,656	$344,723	$—	$651,379
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Third Avenue Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 87.4%
Austria - 0.5%
Andritz AG	35,000	$2,143
Bermuda - 2.0%
Montpelier Re Holdings, Ltd.	325,711	5,407
Nabors Industries, Ltd. ‡	196,865	4,246
Canada - 13.2%
Brookfield Asset Management, Inc. — Class A ^	864,586	21,909
Canfor Corp. ‡	739,723	7,588
Cenovus Energy, Inc.	327,000	9,581
E-L Financial Corp., Ltd.	5,286	2,498
EnCana Corp.	352,000	11,641
Viterra, Inc. ‡	1,057,150	8,950
France - 0.5%
Sanofi-Aventis SA ‡	32,950	2,248
Germany - 1.5%
Lanxess AG ^	148,000	7,016
Guernsey, Channel Islands - 0.8%
Resolution, Ltd.	3,280,000	3,653
Hong Kong - 15.6%
Cheung Kong Holdings, Ltd.	1,479,153	18,230
Chong Hing Bank, Ltd.	425,190	828
Hang Lung Group, Ltd.	928,692	4,537
Hang Lung Properties, Ltd.	1,703,749	6,183
Henderson Land Development Co., Ltd.	3,474,538	21,789
Hutchison Whampoa, Ltd.	2,095,888	14,384
Wharf Holdings, Ltd.	1,098,141	5,953
Wheelock & Co., Ltd.	487,000	1,501
Japan - 11.4%
Mitsui Fudosan Co., Ltd.	949,462	17,583
Sapporo Holdings, Ltd. ^	335,000	1,646
Tokio Marine Holdings, Inc.	470,080	13,995
Toyota Industries Corp. ^	705,107	20,575
Korea, Republic of - 4.1%
POSCO ADR	174,261	19,545
Sweden - 3.6%
Investor AB — Class A ^	916,546	16,779
United Kingdom - 0.3%
Derwent London PLC REIT	70,050	1,544
United States - 33.9%
Alamo Group, Inc.	188,983	4,452
Alexander & Baldwin, Inc.	118,770	4,226
Applied Materials, Inc.	493,961	6,807
AVX Corp.	861,145	13,304
Bank of New York Mellon Corp.	560,052	17,435
Bristow Group, Inc. ‡^	173,630	6,721
Capital Southwest Corp. ^	19,256	1,811
Cimarex Energy Co.	391,128	26,628
Cross Country Healthcare, Inc. ‡^	211,206	2,116
Electro Scientific Industries, Inc. ‡	196,486	2,706
Electronics for Imaging, Inc. ‡	177,436	2,280
Forest City Enterprises, Inc. — Class A ‡^	679,836	10,503
Intel Corp.	355,961	8,126
Investment Technology Group, Inc. ‡	424,815	7,379
KeyCorp	200,000	1,804
Leucadia National Corp. ‡^	50,000	1,266
Lexmark International, Inc. — Class A ‡	66,205	2,453
MDC Holdings, Inc. ^	53,363	2,044
Pharmaceutical Product Development, Inc.	300,710	8,270
St. Joe Co. ‡^	370,892	12,255
Sycamore Networks, Inc. ‡	150,818	2,985
Tejon Ranch Co. ‡^	76,574	2,202
Tellabs, Inc.	941,479	8,548
Westwood Holdings Group, Inc. ^	111,753	4,302

Total Common Stocks (cost $451,532)		412,575

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 6.4%
United States - 6.4%
U.S. Treasury Bill
0.23%, 10/07/2010 ▲	$30,000	$29,970
Total Short-Term U.S. Government Obligation (cost $29,970)

	Shares	Value

WARRANT 0.0% ¥
Hong Kong 0.0% ¥
Henderson Land Development Co.,Ltd. Ə
Expiration: 12/31/2011
Exercise Price: $58.00	694,907	♦
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23%▲	42,962,857	42,963
Total Securities Lending Collateral (cost $42,963)

	Principal	Value

REPURCHASE AGREEMENT - 6.0%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $28,091 on 05/03/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2039, and with a total value of $28,655.	$28,091	28,091
Total Repurchase Agreement (cost $28,091)

Total Investment Securities (cost $552,556) #		513,599
Other Assets and Liabilities — Net		(41,772)

Net Assets		$471,827

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Third Avenue Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Real Estate Management & Development	23.9%	$122,645
Oil, Gas & Consumable Fuels	9.3	47,850
Capital Markets	6.0	30,927
Insurance	4.3	21,900
Diversified Financial Services	4.2	21,698
Auto Components	4.1	20,575
Metals & Mining	3.8	19,545
Electronic Equipment & Instruments	3.1	16,010
Semiconductors & Semiconductor Equipment	2.9	14,933
Industrial Conglomerates	2.8	14,384
Communications Equipment	2.2	11,533
Energy Equipment & Services	2.1	10,967
Food Products	1.7	8,950
Life Sciences Tools & Services	1.6	8,270
Paper & Forest Products	1.5	7,588
Chemicals	1.4	7,016
Machinery	1.3	6,595
Computers & Peripherals	0.9	4,733
Marine	0.8	4,226
Commercial Banks	0.6	2,632
Pharmaceuticals	0.4	2,248
Health Care Providers & Services	0.4	2,116
Household Durables	0.4	2,044
Beverages	0.3	1,646
Real Estate Investment Trusts	0.3	1,544

Investment Securities, at Value	80.3	412,575
Short-Term Investments	19.7	101,024

Total Investments	100.0%	$513,599

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $41,602.

¥	Amount rounds to less than 0.1%.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $1, or less than 0.01% of the fund’s net assets.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $552,556. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,673 and $71,630, respectively. Net unrealized depreciation for tax purposes is $38,957.
DEFINITIONS:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$22,619	$—	$—	$22,619
Equities — Consumer Staples	10,596	—	—	10,596
Equities — Energy	58,817	—	—	58,817
Equities — Financials	125,544	75,801	—	201,345
Equities — Health Care	10,386	2,248	—	12,634
Equities — Industrials	8,678	16,527	—	25,205
Equities — Information Technology	47,210	—	—	47,210
Equities — Materials	27,133	7,016	—	34,149
Fixed Income — Short-Term U.S. Government Obligation	—	29,970	—	29,970
Cash & Cash Equivalent — Repurchase Agreement	—	28,091	—	28,091
Cash & Cash Equivalent — Securities Lending Collateral	42,963	—	—	42,963

Total	$353,946	$159,653	$—	$513,599

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Thornburg International Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 1.0%
Germany - 1.0%
Volkswagen AG, 2.36% ▲	64,871	$6,267
Total Preferred Stock (cost $6,056)

COMMON STOCKS - 94.9%
Australia - 2.1%
BHP Billiton, Ltd.	354,292	12,952
Brazil - 4.8%
BM&FBOVESPA SA	1,160,000	7,674
Empresa Brasileira de Aeronautica SA ADR	176,327	4,246
Natura Cosmeticos SA	328,200	6,967
Petroleo Brasileiro SA ADR ‡	257,065	10,908
Canada - 5.7%
Canadian National Railway Co.	207,289	12,405
Canadian Natural Resources, Ltd.	143,507	11,052
Potash Corp. of Saskatchewan, Inc.	75,665	8,361
Thomson Reuters Corp.	95,900	3,455
China - 5.2%
China Merchants Bank Co., Ltd. — Class H	4,972,610	12,228
Industrial & Commercial Bank of China — Class H	19,510,200	14,220
Sinopharm Group Co. — Class H	1,364,000	6,156
Denmark - 3.9%
Novo Nordisk A/S — Class B	193,422	15,915
Vestas Wind Systems A/S ‡	138,165	8,430
France - 7.9%
Air Liquide SA	79,024	9,219
AXA SA	220,079	4,373
BNP Paribas	150,805	10,358
Lafarge SA	135,846	9,849
LVMH Moet Hennessy Louis Vuitton SA	132,990	15,305
Germany - 4.9%
Deutsche Bank AG	85,146	5,943
Fresenius Medical Care AG & Co. KGaA	182,496	9,881
SAP AG	309,994	14,957
Guernsey, Channel Islands - 1.2%
Amdocs, Ltd. ‡	228,713	7,305
Hong Kong - 4.1%
CNOOC, Ltd.	7,759,792	13,630
Hong Kong Exchanges & Clearing, Ltd.	723,000	11,824
Ireland - 1.0%
Covidien PLC	123,915	5,947
Israel - 3.3%
Teva Pharmaceutical Industries, Ltd. ADR	348,538	20,470
Italy - 0.9%
Intesa Sanpaolo SpA ‡	1,663,918	5,484
Japan - 9.0%
Canon, Inc.	150,398	6,880
Dai-ichi Life Insurance Co., Ltd.	3,852	6,582
Fanuc, Ltd.	67,426	7,962
Komatsu, Ltd.	597,412	12,041
Mitsubishi UFJ Financial Group, Inc.	2,298,700	11,979
Toyota Motor Corp.	278,555	10,763
Korea, Republic of - 1.4%
Hyundai Motor Co.	72,533	8,846
Mexico - 3.1%
America Movil SAB de CV — Series L ADR	169,889	8,746
Wal-Mart de Mexico SAB de CV — Series V	4,672,080	10,875
Netherlands - 2.0%
ING Groep NV ‡	628,100	5,544
Koninklijke KPN NV	457,900	6,870

	Shares	Value

Spain - 1.6%
Telefonica SA	441,442	$9,992
Sweden - 2.1%
Hennes & Mauritz AB — Class B	209,790	13,386
Switzerland - 7.3%
Julius Baer Group, Ltd.	139,655	4,800
Logitech International SA ‡	264,562	4,319
Nestle SA	269,346	13,179
Novartis AG	241,941	12,336
Roche Holding AG	70,229	11,088
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	605,700	6,414
Turkey - 0.4%
Turkcell Iletisim Hizmet AS	395,696	2,565
United Kingdom - 19.5%
ARM Holdings PLC	1,754,214	6,766
British American Tobacco PLC	393,429	12,371
British Sky Broadcasting Group PLC	975,324	9,130
Cairn Energy PLC ‡	611,180	3,730
Carnival PLC	345,855	14,982
Kingfisher PLC	2,611,690	9,953
Pearson PLC	477,707	7,634
Reckitt Benckiser Group PLC	249,026	12,936
SABMiller PLC	277,898	8,712
Smith & Nephew PLC	633,958	6,573
Standard Chartered PLC	510,288	13,612
Tesco PLC	2,268,623	15,047
United States - 2.5%
Schlumberger, Ltd.	149,814	10,700
Southern Copper Corp.	166,200	5,082

Total Common Stocks (cost $518,956)		591,909

	Principal	Value

REPURCHASE AGREEMENT - 2.9%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $18,278 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $18,647.	$18,278	18,278
Total Repurchase Agreement (cost $18,278)

Total Investment Securities (cost $543,290) #		616,454
Other Assets and Liabilities — Net		7,593

Net Assets		$624,047

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Thornburg International Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)
Brazilian Real	(26,662)	05/04/2010	$(14,688)	$(638)
Brazilian Real	26,662	05/04/2010	15,361	(36)
Euro	(4,320)	07/26/2010	(5,837)	84
Euro	(9,647)	07/26/2010	(13,262)	415
Euro	(4,163)	07/26/2010	(5,774)	230
Euro	(9,645)	07/26/2010	(13,570)	725
Mexican Peso	24,865	05/28/2010	1,905	109
Mexican Peso	(236,904)	05/28/2010	(17,986)	(1,198)

				$(309)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Commercial Banks	11.0%	$67,881
Pharmaceuticals	10.5	65,965
Oil, Gas & Consumable Fuels	6.4	39,320
Food & Staples Retailing	4.3	25,922
Automobiles	4.1	25,876
Diversified Financial Services	4.0	25,042
Specialty Retail	3.8	23,339
Software	3.6	22,262
Media	3.4	20,219
Machinery	3.3	20,003
Metals & Mining	2.9	18,034
Chemicals	2.9	17,580
Diversified Telecommunication Services	2.7	16,862
Textiles, Apparel & Luxury Goods	2.5	15,305
Hotels, Restaurants & Leisure	2.4	14,982
Semiconductors & Semiconductor Equipment	2.1	13,180
Food Products	2.1	13,179
Household Products	2.1	12,936
Health Care Equipment & Supplies	2.1	12,520
Road & Rail	2.0	12,405
Tobacco	2.0	12,371
Wireless Telecommunication Services	1.8	11,311
Insurance	1.8	10,955
Capital Markets	1.8	10,743
Energy Equipment & Services	1.8	10,700
Health Care Providers & Services	1.6	9,881
Construction Materials	1.6	9,849
Beverages	1.4	8,712
Electrical Equipment	1.4	8,430
Personal Products	1.1	6,967
Office Electronics	1.1	6,880
Computers & Peripherals	0.7	4,319
Aerospace & Defense	0.7	4,246

Investment Securities, at Value	97.0	598,176
Short-Term Investments	3.0	18,278

Total Investments	100.0%	$616,454

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $543,290. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $84,512 and $11,348, respectively. Net unrealized appreciation for tax purposes is $73,164.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Thornburg International Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$55,918	$43,804	$—	$99,722
Equities — Consumer Staples	66,910	13,179	—	80,089
Equities — Energy	36,389	13,630	—	50,019
Equities — Financials	39,846	74,774	—	114,620
Equities — Health Care	32,989	55,375	—	88,364
Equities — Industrials	36,655	8,430	—	45,085
Equities — Information Technology	27,365	19,276	—	46,641
Equities — Materials	13,443	32,020	—	45,463
Equities — Telecommunication Services	8,746	19,427	—	28,173
Cash & Cash Equivalent — Repurchase Agreement	—	18,278	—	18,278

Total	$318,261	$298,193	$—	$616,454

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$1,563	$—	$1,563
Forward Foreign Currency Contracts — Depreciation	—	(1,872)	—	(1,872)

Total	$—	$(309)	$—	$(309)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica UBS Large Cap Value
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.6%
Aerospace & Defense - 3.9%
General Dynamics Corp.	339,100	$25,893
Raytheon Co.	323,800	18,878
Air Freight & Logistics - 1.5%
FedEx Corp.	187,900	16,913
Airlines - 1.0%
Southwest Airlines Co.	840,100	11,073
Auto Components - 1.1%
BorgWarner, Inc. ‡	286,000	12,395
Beverages - 1.2%
PepsiCo, Inc.	217,500	14,185
Capital Markets - 3.7%
Bank of New York Mellon Corp.	899,955	28,016
Goldman Sachs Group, Inc.	93,700	13,605
Commercial Banks - 4.2%
Wells Fargo & Co.	1,450,500	48,026
Computers & Peripherals - 3.4%
Hewlett-Packard Co.	447,800	23,272
Seagate Technology ‡	845,900	15,539
Containers & Packaging - 1.2%
Ball Corp.	266,300	14,170
Diversified Financial Services - 8.5%
Bank of America Corp.	2,482,700	44,267
JPMorgan Chase & Co.	1,216,400	51,794
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,542,800	40,205
Electric Utilities - 6.3%
American Electric Power Co., Inc.	627,000	21,506
Exelon Corp.	515,500	22,471
FirstEnergy Corp.	434,700	16,462
Pepco Holdings, Inc.	665,200	11,135
Energy Equipment & Services - 3.3%
Baker Hughes, Inc. ^	529,200	26,333
Noble Corp. ‡	295,000	11,650
Food & Staples Retailing - 2.0%
Kroger Co.	1,037,200	23,057
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. ‡	966,400	6,649
Covidien PLC	662,600	31,798
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	773,700	23,451
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	557,100	23,231
Household Durables - 1.6%
Fortune Brands, Inc.	355,900	18,656
Household Products - 2.4%
Procter & Gamble Co.	416,600	25,896
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. — Class A ‡^	2,345,600	3,120
Insurance - 5.3%
ACE, Ltd.	336,300	17,888
Aflac, Inc.	418,800	21,342
Principal Financial Group, Inc.	734,000	21,447
Machinery - 5.9%
Dover Corp.	392,200	20,481
Illinois Tool Works, Inc.	497,800	25,437
PACCAR, Inc.	443,700	20,641

	Shares	Value

Media - 7.3%
Comcast Corp. — Class A	1,656,000	$32,690
Interpublic Group of Cos., Inc. ‡^	1,998,900	17,810
Time Warner, Inc.	934,200	30,903
Oil, Gas & Consumable Fuels - 14.9%
Chevron Corp.	475,700	38,741
Exxon Mobil Corp.	852,700	57,855
Hess Corp.	325,100	20,660
Marathon Oil Corp.	415,200	13,349
Peabody Energy Corp.	358,600	16,754
Ultra Petroleum Corp. ‡	433,900	20,727
Pharmaceuticals - 4.3%
Merck & Co., Inc.	709,800	24,871
Pfizer, Inc.	1,472,100	24,614
Road & Rail - 1.2%
Ryder System, Inc.	291,700	13,570
Software - 1.0%
Autodesk, Inc. ‡	335,800	11,421
Specialty Retail - 2.1%
Lowe’s Cos., Inc.	882,700	23,939

Total Common Stocks (cost $1,039,134)		1,118,786

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	1,058,590	1,059
Total Securities Lending Collateral (cost $1,059)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $16,248 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $16,574.	$16,248	16,248
Total Repurchase Agreement (cost $16,248)

Total Investment Securities (cost $1,056,441) #		1,136,093
Other Assets and Liabilities — Net		(751)

Net Assets		$1,135,342

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica UBS Large Cap Value
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $1,003.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $1,056,441. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $112,940 and $33,288, respectively. Net unrealized appreciation for tax purposes is $79,652.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$159,624	$—	$—	$159,624
Equities — Consumer Staples	63,138	—	—	63,138
Equities — Energy	206,069	—	—	206,069
Equities — Financials	246,385	—	—	246,385
Equities — Health Care	111,383	—	—	111,383
Equities — Industrials	152,886	—	—	152,886
Equities — Information Technology	50,232	—	—	50,232
Equities — Materials	14,170	—	—	14,170
Equities — Telecommunication Services	40,205	—	—	40,205
Equities — Utilities	74,694	—	—	74,694
Cash & Cash Equivalent — Repurchase Agreement	—	16,248	—	16,248
Cash & Cash Equivalent — Securities Lending Collateral	1,059	—	—	1,059

Total	$1,119,845	$16,248	$—	$1,136,093

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Emerging Markets Debt
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS - 81.6%
Argentina - 3.5%
Republic of Argentina
0.39%, 08/03/2012 *		$25,767	$8,722
8.28%, 12/31/2033 ^		3,722	2,763
Brazil - 14.3%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/2020 - 144A		2,970	2,955
6.37%, 06/16/2018 - 144A		2,020	2,121
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017 - 01/01/2021	BRL	37,217	18,700
Republic of Brazil
5.88%, 01/15/2019 ^		$400	429
7.13%, 01/20/2037 ^		970	1,111
8.00%, 01/15/2018		4,312	5,002
8.88%, 10/14/2019 - 04/15/2024		4,833	6,316
10.00%, 08/07/2011 ^		3,200	3,552
11.00%, 08/17/2040 ^		5,600	7,498
Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 01/15/2015 - Reg S		1,263	1,475
Colombia - 3.5%
Republic of Colombia
7.38%, 03/18/2019 ^		6,020	6,917
11.75%, 02/25/2020		3,160	4,598
Ivory Coast - 0.6%
Republic of Ivory Coast
2.45%, 12/31/2032 - Reg S *^		3,049	1,829
Croatia - 0.6%
Republic of Croatia
6.75%, 11/05/2019 - 144A		1,740	1,878
Dominican Republic - 0.5%
Republic of The Dominican Republic
7.50%, 05/06/2021 - 144A		720	734
9.04%, 01/23/2018 - Reg S		743	831
Ecuador - 0.8%
Republic of Ecuador
9.38%, 12/15/2015 - Reg S		2,870	2,676
Georgia - 0.4%
Republic of Georgia
7.50%, 04/15/2013		1,290	1,335
Ghana - 1.1%
Republic of Ghana
8.50%, 10/04/2017 - 144A ^		2,596	2,875
8.50%, 10/04/2017 - Reg S		540	599
Indonesia - 4.2%
Republic of Indonesia
6.88%, 01/17/2018 - 144A		3,710	4,127
7.75%, 01/17/2038 - 144A		7,531	8,792
7.75%, 01/17/2038 - Reg S		893	1,043
Korea, Republic of - 1.0%
Export-Import Bank of Korea
5.88%, 01/14/2015		2,990	3,245
Lithuania - 0.6%
Republic of Lithuania
6.75%, 01/15/2015 - 144A		1,810	1,955
Mexico - 10.0%
Mexican Udibonos
4.00%, 06/13/2019	MXN	48,201	4,088

		Principal	Value

Mexico (continued)
United Mexican States
5.63%, 01/15/2017		$2,020	$2,166
5.95%, 03/19/2019		2,960	3,185
6.05%, 01/11/2040		2,750	2,695
6.75%, 09/27/2034		5,887	6,387
8.50%, 05/31/2029 - 11/18/2038	MXN	170,826	14,508
Panama - 2.6%
Republic of Panama
5.20%, 01/30/2020		$3,420	3,479
7.13%, 01/29/2026		1,690	1,944
8.88%, 09/30/2027 ^		1,694	2,236
9.38%, 04/01/2029 ^		700	966
Peru - 4.5%
Republic of Peru
7.13%, 03/30/2019		1,890	2,223
7.35%, 07/21/2025		2,600	3,029
8.75%, 11/21/2033 ^		7,351	9,703
Philippines - 4.7%
Republic of The Philippines
8.38%, 06/17/2019		1,841	2,285
8.88%, 03/17/2015 ^		3,086	3,788
9.00%, 02/15/2013		6,000	7,065
9.50%, 02/02/2030		1,796	2,429
Russian Federation - 9.7%
Russian Federation
7.50%, 03/31/2030 - Reg S *		21,044	24,108
12.75%, 06/24/2028 - Reg S		4,470	7,801
Senegal - 0.2%
Republic of Senegal
8.75%, 12/22/2014		680	704
South Africa - 0.3%
Republic of South Africa
5.50%, 03/09/2020		910	924
Turkey - 4.2%
Republic of Turkey
4.50%, 02/11/2015	TRY	11,379	8,019
6.75%, 05/30/2040		$2,920	2,876
6.88%, 03/17/2036		3,054	3,065
Ukraine - 3.8%
Republic of Ukraine
6.58%, 11/21/2016 - Reg S ^		5,882	5,694
6.75%, 11/14/2017 - Reg S		4,870	4,700
7.65%, 06/11/2013 - Reg S		2,146	2,211
Uruguay - 0.3%
Republic of Uruguay
8.00%, 11/18/2022		953	1,134
Venezuela - 9.8%
Republic of Venezuela
5.75%, 02/26/2016 - Reg S		3,400	2,448
6.00%, 12/09/2020 - Reg S		1,940	1,213
7.00%, 03/31/2038 - Reg S		2,907	1,701
7.65%, 04/21/2025		4,700	3,032
9.00%, 05/07/2023 - Reg S		3,440	2,563
9.25%, 09/15/2027		10,500	8,163
9.25%, 05/07/2028 - Reg S		12,302	9,102
10.75%, 09/19/2013 ^		4,180	4,055

Total Foreign Government Obligations (cost $244,604)			269,767

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Emerging Markets Debt
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 7.4%
Kazakhstan - 3.9%
KazMunaiGaz Finance Sub BV
7.00%, 05/05/2020 - 144A	$2,236	$2,283
9.13%, 07/02/2018 - 144A	9,130	10,751
Luxembourg - 2.0%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/2017 - 144A	1,527	1,577
7.18%, 05/16/2013 - Reg S	450	490
7.18%, 05/16/2013 - 144A	4,130	4,439
Mexico - 0.6%
Pemex Project Funding Master Trust
8.63%, 12/01/2023 *	1,750	2,034
Netherlands - 0.6%
Intergas Finance BV
6.38%, 05/14/2017 - Reg S	900	934
Pindo Deli Finance BV -Class C
0.00%, 04/28/2025 - Reg S * џ §	1,500	23
1.00%, 04/28/2025 - 144A * џ §	9,415	141
2.33%, 04/28/2018 - 144A * џ §	150	18
2.33%, 04/28/2015 - Reg S * џ §	297	42
3.33%, 04/28/2015 - 144A * џ §	♦	♦
3.33%, 04/28/2018 - Reg S * џ §	1,500	184
Tjiwi Kimia Finance BV -Class B
0.00%, 04/28/2027 - 144A * џ §	1,045	16
3.32%, 04/28/2015 - 144A * џ §	2,148	262
3.32%, 04/28/2018 - Reg S * џ §	1,000	123
3.33%, 04/28/2015 - Reg S * џ §	988	131
4.94%, 04/28/2027 - Reg S * џ §	1,500	23
Trinidad and Tobago - 0.3%
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, 01/15/2036 - 144A	1,086	987
6.05%, 01/15/2036 - Reg S	60	55

Total Corporate Debt Securities (cost $29,347)		24,513

	Shares	Value

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	23,331,956	$23,332

Total Securities Lending Collateral (cost $23,332)

	Principal	Value

REPURCHASE AGREEMENT - 3.9%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $12,768 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $13,027.	$12,768	12,768
Total Repurchase Agreement (cost $12,768)

Total Investment Securities (cost $310,051) #		330,380
Other Assets and Liabilities — Net		115

Net Assets		$330,495

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	81.6%	$269,767
Oil, Gas & Consumable Fuels	4.5	15,068
Commercial Banks	1.5	4,929
Diversified Financial Services	0.8	2,619
Paper & Forest Products	0.3	963
Gas Utilities	0.3	934

Investment Securities, at Value	89.0	294,280
Short-Term Investments	11.0	36,100

Total Investments	100.0%	$330,380

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Emerging Markets Debt
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $22,855.

џ	In default.

♦	Amount rounds to is less than $1.

§	Illiquid. These securities aggregated to $963, or 0.29%, of the fund’s net assets.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $310,051. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,507 and $8,178, respectively. Net unrealized appreciation for tax purposes is $20,329.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $45,911, or 13.89%, of the fund’s net assets.

BRL	Brazilian Real

MXN	Mexican Peso

OJSC	Open Joint Stock Company

TRY	Turkish New Lira
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Energy	$—	$15,068	$—	$15,068
Fixed Income — Financials	—	7,548	—	7,548
Fixed Income — Foreign Government Obligation	—	269,767	—	269,767
Fixed Income — Materials	—	—	963	963
Fixed Income — Utilities	—	934	—	934
Cash & Cash Equivalent — Repurchase Agreement	—	12,768	—	12,768
Cash & Cash Equivalent — Securities Lending Collateral	23,332	—	—	23,332

Total	$23,332	$306,085	$963	$330,380

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	04/30/2010
Fixed Income — Materials	$831	$—	$23	$—	$109	$—	$963

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Mid-Cap Growth
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.4%
Air Freight & Logistics - 3.8%
CH Robinson Worldwide, Inc. ^	82,400	$4,969
Expeditors International of Washington, Inc. ^	170,946	6,964
Automobiles - 0.5%
Better Place ‡ Ə § ±	555,742	1,667
Capital Markets - 3.8%
Calamos Asset Management, Inc. — Class A ^	148,612	1,850
Greenhill & Co., Inc. ^	64,383	5,659
T. Rowe Price Group, Inc. ^	75,348	4,333
Chemicals - 3.9%
Intrepid Potash, Inc. ‡^	113,847	2,990
Nalco Holding Co. ^	202,338	5,004
Rockwood Holdings, Inc. ‡^	144,065	4,313
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. ‡^	138,778	2,426
Communications Equipment - 0.6%
Palm, Inc. ‡^	308,731	1,791
Computers & Peripherals - 2.5%
Teradata Corp. ‡	270,120	7,852
Construction Materials - 2.4%
Martin Marietta Materials, Inc. ^	62,227	5,966
Texas Industries, Inc. ^	38,947	1,474
Distributors - 3.4%
Li & Fung, Ltd.	2,232,000	10,718
Diversified Consumer Services - 3.1%
New Oriental Education & Technology Group ADR ‡ ^	56,374	5,275
Strayer Education, Inc. ^	18,797	4,570
Diversified Financial Services - 7.7%
CIT Group, Inc. ‡	84,072	3,413
IntercontinentalExchange, Inc. ‡^	39,584	4,617
Leucadia National Corp. ‡	236,829	5,994
Moody’s Corp. ^	64,268	1,589
MSCI, Inc. — Class A ‡^	252,674	8,755
Food Products - 1.6%
Mead Johnson Nutrition Co. — Class A	97,199	5,016
Health Care Equipment & Supplies - 4.7%
Gen-Probe, Inc. ‡^	121,267	5,747
Idexx Laboratories, Inc. ‡^	67,485	4,463
Intuitive Surgical, Inc. ‡^	12,752	4,598
Hotels, Restaurants & Leisure - 8.4%
Ctrip.com International, Ltd. ADR ‡	287,025	10,482
Las Vegas Sands Corp. ‡^	208,247	5,177
Wynn Resorts, Ltd.	118,967	10,499
Household Durables - 2.3%
Gafisa SA ADR	229,236	3,168
NVR, Inc. ‡^	5,837	4,191
Internet & Catalog Retail - 4.5%
NetFlix, Inc. ‡^	44,723	4,417
priceline.com, Inc. ‡^	35,347	9,263
Internet Software & Services - 10.3%
Akamai Technologies, Inc. ‡^	199,044	7,729
Alibaba.com, Ltd.	2,204,700	4,200
Baidu, Inc. ADR ‡	24,781	17,081
Equinix, Inc. ‡^	32,044	3,225

	Shares	Value

IT Services - 1.9%
Redecard SA	352,901	$5,827
Life Sciences Tools & Services - 4.5%
Illumina, Inc. ‡^	205,889	8,620
Techne Corp. ^	82,791	5,485
Media - 2.2%
Discovery Communications, Inc. — Series C ‡^	103,827	3,464
Groupe Aeroplan, Inc.	305,726	3,341
Multiline Retail - 1.2%
Sears Holdings Corp. ‡^	30,430	3,681
Oil, Gas & Consumable Fuels - 5.9%
Petrohawk Energy Corp. ‡	81,257	1,754
Range Resources Corp. ^	143,423	6,850
Ultra Petroleum Corp. ‡^	208,633	9,967
Pharmaceuticals - 2.1%
Allergan, Inc.	54,675	3,482
Ironwood Pharmaceuticals, Inc. ‡ § ±	54,887	709
Ironwood Pharmaceuticals, Inc. — IPO ‡ § ±	180,785	2,336
Ironwood Pharmaceuticals, Inc. — Class A ‡^	6,317	82
Professional Services - 7.3%
Corporate Executive Board Co. ^	88,087	2,419
IHS, Inc. — Class A ‡^	69,357	3,514
Intertek Group PLC	300,566	6,826
Monster Worldwide, Inc. ‡^	124,394	2,168
Verisk Analytics, Inc. — Class A ‡	286,455	8,027
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp. ‡^	76,247	1,199
Software - 5.9%
Autodesk, Inc. ‡^	142,026	4,830
Rovi Corp. ‡^	77,508	3,021
Salesforce.com, Inc. ‡^	124,241	10,635
Trading Companies & Distributors - 1.7%
Fastenal Co. ^	99,654	5,450
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	35,507	3,135

Total Common Stocks (cost $244,782)		308,267

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.23% ▲	80,042,181	80,042
Total Securities Lending Collateral (cost $80,042)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $6,308 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $6,437.	$6,308	6,308
Total Repurchase Agreement (cost $6,308)

Total Investment Securities (cost $331,132) #		394,617
Other Assets and Liabilities — Net		(81,062)

Net Assets		$313,555

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Mid-Cap Growth
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $78,244.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $1,667, or 0.53% of the fund’s net assets.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $4,712, or 1.50%, of the fund’s net assets.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $331,132. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $75,988 and $12,503, respectively. Net unrealized appreciation for tax purposes is $63,485.

±	Restricted security. At 04/30/2010, the fund owned the following securities (representing 1.50% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Value	Price*
Better Place	01/25/2010	555,742	$1,667	$1,667	$3.00
Ironwood Pharmaceuticals, Inc.	09/11/2008	54,887	659	709	12.92
Ironwood Pharmaceuticals, Inc. — IPO	02/02/2010	180,785	2,037	2,336	12.92

*	Price not rounded to thousands.
DEFINITIONS:

ADR	American Depositary Receipt

IPO	Initial Public Offering
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$65,860	$12,385	$1,667	$79,912
Equities — Consumer Staples	5,016	—	—	5,016
Equities — Energy	18,571	—	—	18,571
Equities — Financials	36,210	—	—	36,210
Equities — Health Care	35,522	—	—	35,522
Equities — Industrials	42,763	—	—	42,763
Equities — Information Technology	63,191	4,200	—	67,391
Equities — Materials	19,747	—	—	19,747
Equities — Telecommunication Services	3,135	—	—	3,135
Cash & Cash Equivalent — Repurchase Agreement	—	6,308	—	6,308
Cash & Cash Equivalent — Securities Lending Collateral	80,042	—	—	80,042

Total	$370,057	$22,893	$1,667	$394,617

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	04/30/2010
Equities — Consumer Discretionary	$—	$1,667	$—	$—	$—	$—	$1,667
Equities — Financials	659	—	—	—	50	(709)	—

Total	$659	$1,667	$—	$—	$50	$(709)	$1,667

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Small Company Growth
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amount in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 2.4%
Biotechnology - 0.3%
Pacific Bioscience ‡ Ə § ±	63,479	$444
Internet Software & Services - 0.8%
Twitter, Inc. ‡ Ə § ±	41,309	660
Xoom, Inc. Ə § ±	264,130	757
IT Services - 0.6%
Ning, Inc. ‡ Ə § ±	108,208	953
Pharmaceuticals - 0.7%
Microbia, Inc.	96,357	1,245

Total Preferred Stocks (cost $3,237)		4,059

COMMON STOCKS - 91.2%
Automobiles - 0.5%
Better Place ‡ Ə § ±	289,277	868
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. ‡ ^	78,030	1,323
Capital Markets - 7.3%
Capital Southwest Corp. ^	4,418	416
GLG Partners, Inc. ‡ ^	172,014	557
Greenhill & Co., Inc.	75,413	6,628
Riskmetrics Group, Inc. ‡	203,624	4,569
Chemicals - 2.9%
Intrepid Potash, Inc. ‡ ^	63,527	1,668
Rockwood Holdings, Inc. ‡	105,618	3,162
Communications Equipment - 0.6%
Palm, Inc. ‡ ^	171,759	996
Construction Materials - 4.2%
Eagle Materials, Inc. ^	132,711	4,229
Texas Industries, Inc. ^	71,982	2,724
Distributors - 0.5%
Integrated Distribution Services Group, Ltd.	466,000	843
Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group ADR ‡ ^	23,790	2,226
Diversified Financial Services - 3.6%
Climate Exchange PLC ‡	20,843	237
MSCI, Inc. — Class A ‡ ^	136,453	4,728
Pico Holdings, Inc. ‡ ^	30,498	1,084
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. ‡ ^	192,581	1,966
Electric Utilities - 4.1%
Brookfield Infrastructure Partners, LP	241,885	4,269
Prime Infrastructure Group ‡ ^	676,106	2,533
Health Care Equipment & Supplies - 1.9%
Gen-Probe, Inc. ‡ ^	66,444	3,149
Health Care Technology - 1.8%
Athenahealth, Inc. ‡ ^	104,167	3,023
Hotels, Restaurants & Leisure - 11.2%
Ambassadors Group, Inc. ^	99,517	1,208
BJ’s Restaurants, Inc. ‡ ^	101,563	2,451
Ctrip.com International, Ltd. ADR ‡ ^	58,332	2,130
Gaylord Entertainment Co. ‡ ^	39,068	1,319
Mandarin Oriental International, Ltd. ^	608,288	1,055
PF Chang’s China Bistro, Inc. ‡ ^	132,221	5,771
Vail Resorts, Inc. ‡ ^	100,952	4,607
Household Durables - 3.8%
Brookfield Incorporacoes SA	503,774	2,263
Gafisa SA ADR	191,688	2,649
iRobot Corp. ‡ ^	68,517	1,383

	Shares	Value

Insurance - 2.3%
Greenlight Capital Re, Ltd. — Class A ‡	151,797	$3,889
Internet & Catalog Retail - 4.8%
Blue Nile, Inc. ‡ ^	104,697	5,654
DeNA Co., Ltd.	272	2,205
Internet Software & Services - 8.3%
comScore, Inc. ‡ ^	52,171	947
GSI Commerce, Inc. ‡ ^	122,963	3,350
Mercadolibre, Inc. ‡ ^	61,422	3,097
Opentable, Inc. ‡ ^	80,089	3,111
Rediff.com India, Ltd. ADR ‡	78,392	230
VistaPrint NV ‡ ^	57,361	2,959
IT Services - 2.6%
Forrester Research, Inc. ‡ ^	111,640	3,585
Information Services Group, Inc. ‡ ^	231,320	796
Leisure Equipment & Products - 1.2%
Universal Entertainment Corp.	107,300	2,074
Life Sciences Tools & Services - 3.6%
Techne Corp. ^	91,453	6,059
Media - 1.4%
CKX, Inc. ‡ ^	108,899	640
Interactive Data Corp. ^	48,278	1,616
Lakes Entertainment, Inc. ‡ ^	61,344	138
Metals & Mining - 0.4%
Lynas Corp., Ltd. ‡	1,328,900	653
Oil, Gas & Consumable Fuels - 4.1%
Atlas Energy, Inc. ‡ ^	115,209	4,157
Contango Oil & Gas Co. ‡ ^	31,879	1,750
GMX Resources, Inc. ‡ ^	125,841	1,008
Pharmaceuticals - 0.5%
Ironwood Pharmaceuticals, Inc. — IPO ‡ § ±	52,113	673
Ironwood Pharmaceuticals, Inc. — Class A ‡ ^ § ±	10,272	133
Professional Services - 5.3%
Advisory Board Co. ‡ ^	108,838	3,584
Corporate Executive Board Co. ^	40,895	1,123
Costar Group, Inc. ‡ ^	93,478	4,108
Real Estate Management & Development - 0.4%
Consolidated-Tomoka Land Co. ^	12,857	439
Market Leader, Inc. ‡ ^	102,471	231
Semiconductors & Semiconductor Equipment - 2.0%
Tessera Technologies, Inc. ‡ ^	165,118	3,349
Software - 2.6%
Blackboard, Inc. ‡ ^	47,973	2,041
Longtop Financial Technologies, Ltd. ADR ‡ ^	51,488	1,772
Netsuite, Inc. ‡ ^	40,640	573
Specialty Retail - 1.7%
Citi Trends, Inc. ‡ ^	83,825	2,811
Textiles, Apparel & Luxury Goods - 2.7%
Lululemon Athletica, Inc. ‡ ^	121,488	4,570
Transportation Infrastructure - 1.6%
Grupo Aeroportuario del Pacifico
SAB de CV ADR^	76,075	2,695

Total Common Stocks (cost $127,783)		152,054

SECURITIES LENDING COLLATERAL - 24.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.23% ▲	40,976,407	40,976
Total Securities Lending Collateral (cost $40,976)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Van Kampen Small Company Growth
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amount in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 6.4%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $10,701 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, and with a value of $10,916.	$10,701	$10,701
Total Repurchase Agreement (cost $10,701)

Total Investment Securities (cost $182,697)#		207,790
Other Assets and Liabilities — Net		(40,872)

Net Assets		$166,918

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $3,682, or 2.21% of the fund’s net assets.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $4,488, or 2.69%, of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $39,964.

#	Aggregate cost for federal income tax purposes is $182,697. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,398 and $8,305, respectively. Net unrealized appreciation for tax purposes is $25,093.

±	Restricted security. At 04/30/2010, the fund owned the following securities (representing 2.69% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Value	Price*
Pacific Bioscience	07/11/2008	63,479	$444	$444	$7.00
Twitter, Inc.	09/24/2009	41,309	660	660	15.98
Xoom, Inc.	02/23/2010	264,130	757	757	2.86
Ning, Inc.	03/19/2010	108,208	774	953	8.81
Better Place	01/25/2010	289,277	868	868	3.00
Ironwood Pharmaceuticals, Inc. — IPO	02/02/2010	52,113	586	673	12.92
Ironwood Pharmaceuticals, Inc. — Class A	02/01/2007	10,272	127	133	12.92

*	Price not rounded to thousands.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$44,847	$2,765	$868	$48,480
Equities — Energy	6,915	—	—	6,915
Equities — Financials	22,778	—	—	22,778
Equities — Health Care	14,799	806	444	16,049
Equities — Industrials	11,509	—	—	11,509
Equities — Information Technology	26,807	—	2,369	29,176
Equities — Materials	11,784	653	—	12,437
Equities — Telecommunication Services	1,966	—	—	1,966
Equities — Utilities	4,269	2,534	—	6,803
Cash & Cash Equivalent — Repurchase Agreement	—	10,701	—	10,701
Cash & Cash Equivalent — Securities Lending Collateral	40,976	—	—	40,976

Total	$186,650	$17,459	$3,681	$207,790

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	04/30/2010
Equities — Consumer Discretionary	$—	$868	$—	$—	$—	$—	$868
Equities — Health Care	1,601	—	—	—	88	(1,245)	444
Equities — Information Technology	1,613	757	—	—	—	—	2,370
Total	$3,214	$1,625	$—	$—	$88	$(1,245)	$3,682

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amount in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.7%
Mexico - 0.7%
Cemex SAB de CV — Class CPO	1,669,612	$1,992
Total Convertible Preferred Stock (cost $1,670)

PREFERRED STOCKS - 1.5%
Brazil - 1.5%
Cia Paranaense de Energia, 2.63% ▲	124,600	2,537
Gerdau SA, 0.95% ▲	104,100	1,704

Total Preferred Stocks (cost $4,172)		4,241

COMMON STOCKS - 94.6%
Bermuda - 3.3%
Aquarius Platinum, Ltd.	174,810	1,149
Central European Media Enterprises, Ltd. — Class A ‡	94,600	3,216
GOME Electrical Appliances Holdings, Ltd. ‡	7,468,000	2,407
Shangri-La Asia, Ltd.	1,396,000	2,701
Brazil - 11.8%
Banco Bradesco SA ADR	134,560	2,506
BR Properties SA	38,500	276
Centrais Eletricas Brasileiras SA	120,300	1,709
Cia de Concessoes Rodoviarias	78,200	1,810
Hypermarcas SA ‡	176,500	2,437
Itau Unibanco Holding SA ADR	253,030	5,485
Julio Simoes Logistica SA ‡	128,100	614
Lojas Renner SA	149,900	3,709
Petroleo Brasileiro SA ADR ‡	124,700	5,291
TAM SA ADR ‡	106,800	1,887
Vale SA — Class B ADR ‡	250,100	7,661
Canada - 0.7%
Pacific Rubiales Energy Corp. ‡	83,400	1,880
Cayman Islands - 0.8%
Hengan International Group Co., Ltd.	239,500	1,837
Simcere Pharmaceutical Group ADR ‡	39,600	315
Chile - 1.2%
Enersis SA ADR	97,100	1,932
Sociedad Quimica y Minera de Chile SA - Series B ADR	44,400	1,598
China - 9.3%
China Construction Bank Corp. — Class H	4,138,000	3,365
China Life Insurance Co., Ltd. — Class H	1,072,000	4,929
China Merchants Bank Co., Ltd. — Class H	1,246,985	3,066
China Petroleum & Chemical Corp. ADR	34,400	2,761
China Shenhua Energy Co., Ltd. — Class H	975,000	4,184
China Shipping Development Co., Ltd. — Class H ‡	2,324,000	3,469
Fantasia Holdings Group Co., Ltd. ‡	2,728,500	507
Industrial & Commercial Bank of China — Class H	3,951,000	2,880
Yanzhou Coal Mining Co., Ltd. — Class H	476,000	1,324
Egypt - 1.5%
Egyptian Financial Group-Hermes Holding	686,702	4,410
Hong Kong - 1.0%
Lenovo Group, Ltd. ‡	3,896,000	2,872
Hungary - 1.6%
MOL Hungarian Oil and Gas NyRt ‡	22,459	2,274
Richter Gedeon	10,279	2,181
India - 10.6%
Bharat Heavy Electricals, Ltd.	46,159	2,564
Canara Bank	120,959	1,164
Educomp Solutions, Ltd.	82,458	1,264
Grasim Industries, Ltd.	24,693	1,511

	Shares	Value

India (continued)
Indiabulls Real Estate, Ltd. ‡	556,971	$2,105
Infrastructure Development Finance Co., Ltd.	641,406	2,441
Lanco Infratech, Ltd. ‡ §	1,981,060	2,831
Piramal Healthcare, Ltd.	350,614	4,204
Reliance Industries, Ltd. ‡	88,681	2,047
Sterlite Industries India, Ltd. ADR	80,300	1,457
Tata Consultancy Services, Ltd.	224,528	3,839
Tata Motors, Ltd. ‡	153,889	2,985
United Spirits, Ltd. GDR	131,666	1,871
Indonesia - 2.0%
Bank Mandiri	4,866,000	3,082
Indo Tambangraya Megah PT	634,500	2,716
Israel - 2.9%
Bezeq Israeli Telecommunication Corp., Ltd.	756,510	1,848
Teva Pharmaceutical Industries, Ltd. ADR	107,200	6,295
Korea, Republic of - 10.7%
Dong-A Pharmaceutical Co., Ltd.	17,419	1,713
Doosan Corp.	24,485	2,674
Hanmi Pharm Co., Ltd.	16,630	1,278
LG Electronics, Inc.	32,913	3,589
Samsung Card Co.	52,244	2,594
Samsung Electronics Co., Ltd.	14,065	10,696
Samsung SDI Co., Ltd.	8,937	1,201
Shinhan Financial Group Co., Ltd.	106,950	4,549
SK Telecom Co., Ltd. ADR	118,700	2,197
Luxembourg - 1.0%
Evraz Group SA GDR ‡	77,976	2,854
Malaysia - 1.9%
Axiata Group BHD ‡	1,467,400	1,787
CIMB Group Holdings BHD ‡	578,500	2,562
Digi.com BHD	151,100	1,075
Mexico - 4.0%
America Movil SAB de CV — Series L ADR	114,990	5,919
Grupo Comercial Chedraui SA de CV ‡	188,700	551
Grupo Mexico SAB de CV — Series B	726,800	1,910
Wal-Mart de Mexico SAB de CV — Series V	1,326,000	3,087
Netherlands - 0.8%
X5 Retail Group NV GDR ‡	63,319	2,249
Peru - 0.7%
Cia de Minas Buenaventura SA ADR	56,790	1,868
Russian Federation - 4.8%
Gazprom OAO ADR	205,204	4,711
Lukoil OAO ADR	67,263	3,783
MMC Norilsk Nickel ADR ‡	148,405	2,801
Uralkali GDR ‡	118,016	2,514
South Africa - 6.8%
Adcock Ingram Holdings, Ltd.	221,593	1,754
African Bank Investments, Ltd.	456,655	2,187
AngloGold Ashanti, Ltd. ADR	43,400	1,817
Aspen Pharmacare Holdings, Ltd. ‡	181,845	2,046
Barloworld, Ltd.	531,699	3,536
Foschini, Ltd.	266,882	2,454
Imperial Holdings, Ltd.	206,742	2,739
Nedbank Group, Ltd.	165,734	2,984
Taiwan - 10.0%
Acer, Inc.	1,260,000	3,436
Delta Electronics, Inc.	802,000	2,658
Hon Hai Precision Industry Co., Ltd.	1,961,050	9,207
Hon Hai Precision Industry Co., Ltd. — Reg S GDR	5,482	55
Synnex Technology International Corp.	1,092,000	2,602
Taiwan Semiconductor Manufacturing Co.,Ltd.	3,722,354	7,285
Yuanta Financial Holding Co., Ltd.	5,702,000	3,400

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amount in thousands)
(unaudited)

	Shares	Value

Thailand - 3.8%
CP ALL PCL ‡	1,726,500	$1,494
IRPC PCL	16,807,600	2,296
Kasikornbank PCL ‡	1,035,200	2,992
PTT Chemical PCL	500,400	1,601
PTT PCL	304,700	2,420
Turkey - 1.6%
Hurriyet Gazetecilik AS ‡	1,142,965	1,262
Turkiye Is Bankasi — Class C	986,814	3,427
United Kingdom - 1.4%
African Barrick Gold, Ltd. ‡	147,509	1,338
Hikma Pharmaceuticals PLC	183,909	1,758
Vedanta Resources PLC	26,306	1,006
United States - 0.4%
Central European Distribution Corp. ‡	29,850	1,034
Total Common Stocks (cost $238,197)		269,816

INVESTMENT COMPANY - 2.1%
United States - 2.1%
Vanguard Emerging Markets	144,800	6,090
Total Investment Company (cost $6,222)

WARRANT - 0.0% ¥
India - 0.0% ¥
Lanco Infratech, Ltd. ‡
Expiration: 01/25/2013
Exercise Price: $0.00	57,528	83
Total Warrant (cost $48)

	Principal	Value

REPURCHASE AGREEMENT - 3.6%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $10,254 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $10,460.	$10,254	10,254
Total Repurchase Agreement (cost $10,254)

Total Investment Securities (cost $260,563) #		292,476
Other Assets and Liabilities — Net		(7,080)

Net Assets		$285,396

FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
		Settlement	Amount in U.S.	Appreciation
Currency	(Sold)	Date	Dollars (Sold)	(Depreciation)

Hungarian Forint	(254,987)	01/20/2011	(1,256)	$23
Hungarian Forint	(78,329)	01/20/2011	(387)	8
Turkish Lira	(1,656)	08/16/2010	(1,053)	(40)

				$(9)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	13.1%	$38,063
Oil, Gas & Consumable Fuels	12.1	35,687
Metals & Mining	8.8	25,565
Pharmaceuticals	7.5	21,544
Semiconductors & Semiconductor Equipment	6.1	17,980
Electronic Equipment & Instruments	5.3	15,723
Wireless Telecommunication Services	3.7	10,978
Industrial Conglomerates	3.0	8,647
Capital Markets	2.7	7,810
Food & Staples Retailing	2.4	6,830
Computers & Peripherals	2.2	6,308
Electric Utilities	2.2	6,178
Emerging Market — Equity	2.1	6,090
Chemicals	1.9	5,713
Insurance	1.7	4,929
Specialty Retail	1.6	4,861
Diversified Financial Services	1.5	4,628
Media	1.5	4,478
Multiline Retail	1.5	4,260
IT Services	1.4	3,839
Household Durables	1.2	3,589
Construction Materials	1.2	3,503
Marine	1.2	3,469
Machinery	1.0	2,985
Construction & Engineering	1.0	2,914
Beverages	1.0	2,905
Real Estate Management & Development	1.0	2,888
Distributors	0.9	2,739
Hotels, Restaurants & Leisure	0.9	2,701
Consumer Finance	0.9	2,594
Electrical Equipment	0.9	2,564
Transportation Infrastructure	0.8	2,424
Airlines	0.6	1,887
Diversified Telecommunication Services	0.6	1,848
Personal Products	0.6	1,837
Diversified Consumer Services	0.4	1,264

Investment Securities, at Value	96.5	282,222
Short-Term Investments	3.5	10,254

Total Investments	100.0%	$292,476

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

¥	Amount rounds to less than 0.1%.

§	Illiquid. This security aggregated to $2,831, or 0.99%, of the fund’s net assets.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $260,563. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,780 and $3,867, respectively. Net unrealized appreciation for tax purposes is $31,913.

DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$7,476	$16,415	$—	$23,891
Equities — Consumer Staples	9,735	1,837	—	11,572
Equities — Energy	26,741	8,947	—	35,688
Equities — Financials	22,115	38,795	—	60,910
Equities — Health Care	10,082	11,463	—	21,545
Equities — Industrials	6,748	18,143	—	24,891
Equities — Information Technology	9,262	34,588	—	43,850
Equities — Materials	33,268	1,512	—	34,780
Equities — Telecommunication Services	8,117	4,710	—	12,827
Equities — Utilities	6,178	—	—	6,178
Investment Company — Financials	6,090	—	—	6,090
Cash & Cash Equivalent — Repurchase Agreement	—	10,254	—	10,254

Total	$145,812	$146,664	$—	$292,476

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$31	$—	$31
Forward Foreign Currency Contracts — Depreciation	—	(40)	—	(40)

Total	$—	$(9)	$—	$(9)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

	Transamerica	Transamerica	Transamerica		Transamerica	Transamerica	Transamerica
	AllianceBernstein	BlackRock	BlackRock		BlackRock	BNY Mellon	Federated
	International	Global	Large Cap		Natural	Market Neutral	Market
	Value	Allocation	Value		Resources	Strategy	Opportunity

Assets:
Investment securities, at value	$379,475	$489,426	$737,713		$135,590	$96,478	$67,510
Repurchase agreement, at value	9,294	44	—		22,563	28,510	28,982
Cash on deposit with broker	—	530	—		—	74,123	—
Foreign currency, at value	1,562	696	—		—	—	5
Receivables:
Investment securities sold	2,325	3,147	—		462	—	3,022
Shares of beneficial interest sold	157	37	123		—	—	—
Interest	— (a)	1,707	—	(a)	— (a)	—	323
Securities lending income, net	57	5	1		2	—	1
Dividends	868	698	962		53	29	154
Dividend reclaims	269	92	—		19	—	5
Swap agreements, at value	—	118	—		—	—	—
Unrealized appreciation on forward foreign currency contracts	101	61	—		—	—	926

	$394,108	$496,561	$738,799		$158,689	$199,140	$100,928

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,444	4,355	—		1,338	—	2,031
Shares of beneficial interest redeemed	108	77	235		—	—	—
Management and advisory fees	243	284	475		100	108	55
Trustees fees	1	2	3		1	— (a)	—	(a)
Administration fees	6	8	12		2	2	1
Dividends from short sales	—	—	—		—	43	—
Variation margin	—	117	—		—	—	—
Capital gains tax	—	34	—		—	—	—
Other	55	116	31		24	31	22
Collateral for securities on loan	53,726	18,051	8,403		7,024	—	6,000
Written options, at value	—	312	—		—	—	—
Securities sold short, at value	—	—	—		—	96,941	—
Unrealized depreciation on forward foreign currency contracts	—	99	—		—	—	431

	56,583	23,455	9,159		8,489	97,125	8,540

Net assets	$337,525	$473,106	$729,640		$150,200	$102,015	$92,388

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$510,162	$461,264	$809,933		$140,323	$114,545	$103,859
Undistributed (accumulated) net investment income (loss)	1,126	1,275	2,661		(63)	(708)	114
Accumulated net realized gain (loss) from investments	(152,304)	(22,788)	(166,596)		(4,395)	(14,733)	(13,942)
Net unrealized appreciation (depreciation) on:
Investment securities	(21,555)	33,427	83,642		14,335	14,777	1,864
Futures contracts	—	(117)	—		—	—	—
Written option contracts	—	19	—		—	—	—
Swap agreements	—	118	—		—	—	—
Translation of assets and liabilities denominated in foreign currencies	96	(92)	—		—	—	493
Securities sold short	—	—	—		—	(11,866)	—

Net assets	$337,525	$473,106	$729,640		$150,200	$102,015	$92,388

Shares outstanding	43,758	45,122	83,469		13,755	12,289	10,777

Net asset value and offering price per share	$7.71	$10.49	$8.74		$10.92	$8.30	$8.57

Investment securities, at cost	$401,030	$455,999	$654,071		$121,255	$81,701	$65,646

Repurchase agreement, at cost	$9,294	$44	$—		$22,563	$28,510	$28,982

Foreign currency, at cost	$1,564	$685	$—		$—	$—	$5

Securities loaned, at value	$51,127	$17,431	$8,194		$6,856	$—	$5,795

Premium received on written option & swaption contracts	$—	$331	$—		$—	$—	$—

Proceeds received from securities sold short	$—	$—	$—		$—	$85,075	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

			Transamerica				Transamerica
	Transamerica	Transamerica	JPMorgan	Transamerica		Transamerica	Neuberger
	First Quadrant	JPMorgan Core	International	JPMorgan Mid		Loomis Sayles	Berman
	Global Macro(b)	Bond	Bond	Cap Value		Bond	International

Assets:
Investment securities, at value	$21,633	$607,740	$631,585	$206,387		$566,437	$574,649
Repurchase agreement, at value	94,287	95,369	8,402	6,510		12,531	10,350
Cash	—	—	—	—		—	412
Foreign currency, at value	—	—	1,132	—		—	118
Receivables:
Investment securities sold	372	480	53,755	180		216	11,538
Shares of beneficial interest sold	—	797	13	—		24	251
Interest	12	5,451	7,935	—	(a)	8,425	— (a)
Securities lending income, net	— (a)	—	—	3		2	66
Dividends	—	—	—	95		30	1,911
Dividend reclaims	30	—	—	—		—	695
Variation margin	—	—	206	—		—	—
Unrealized appreciation on forward foreign currency contracts	1,217	—	2,230	—		—	—

	$117,551	$709,837	$705,258	$213,175		$587,665	$599,990

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	215	12,896	4,968	261		2,164	12,473
Shares of beneficial interest redeemed	—	3	—	79		650	256
Management and advisory fees	132	250	318	129		300	413
Trustees fees	— (a)	1	2	1		4	2
Administration fees	2	11	13	3		9	8
Variation margin	923	—	—	—		—	—
Other	17	23	104	20		59	73
Collateral for securities on loan	—	—	—	21,674		37,087	64,496
Written options, at value	455	—	—	—		—	—
Unrealized depreciation on forward foreign currency contracts	912	—	1,207	—		—	—

	2,656	13,184	6,612	22,167		40,273	77,721

Net assets	$114,895	$696,653	$698,646	$191,008		$547,392	$522,269

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$183,775	$691,231	$672,388	$189,670		$499,548	$671,364
Undistributed (accumulated) net investment income (loss)	(798)	(2,043)	933	403		3,274	2,893
Undistributed (accumulated) net realized gain (loss) from investments	(66,673)	1,412	9,327	(30,986)		16,941	(215,106)
Net unrealized appreciation (depreciation) on:
Investment securities	155	6,053	14,791	31,921		27,585	63,152
Futures contracts	(1,715)	—	448	—		—	—
Written option contracts	(134)	—	—	—		—	—
Translation of assets and liabilities denominated in foreign currencies	285	—	759	—		44	(34)

Net assets	$114,895	$696,653	$698,646	$191,008		$547,392	$522,269

Shares outstanding	18,809	68,755	64,765	18,946		51,299	64,090

Net asset value and offering price per share	$6.11	$10.13	$10.79	$10.08		$10.67	$8.15

Investment securities, at cost	$21,478	$601,687	$616,794	$174,466		$538,852	$511,497

Repurchase agreement, at cost	$94,287	$95,369	$8,402	$6,510		$12,531	$10,350

Foreign currency, at cost	$—	$—	$1,134	$—		$—	$118

Securities loaned, at value	$—	$—	$—	$21,148		$36,300	$61,400

Premium received on written option & swaption contracts	$321	$—	$—	$—		$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

	Transamerica	Transamerica	Transamerica		Transamerica
	Oppenheimer	Oppenheimer	Schroders	Transamerica	Thornburg	Transamerica
	Developing	Small- & Mid-	International	Third Avenue	International	UBS Large Cap
	Markets	Cap Value	Small Cap	Value	Value	Value

Assets:
Investment securities, at value	$589,988	$310,833	$628,738	$485,508	$598,176	$1,119,845
Repurchase agreement, at value	16,855	12,915	22,641	28,091	18,278	16,248
Foreign currency, at value	741	—	1,274	11	—	—
Receivables:
Investment securities sold	733	928	2,512	1,586	9,399	8,134
Shares of beneficial interest sold	21	256	48	18	38	253
Securities lending income, net	6	2	53	16	—	—	(a)
Dividends	974	28	1,633	911	2,490	1,271
Dividend reclaims	15	—	379	2	426	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,563	—

	$609,333	$324,962	$657,278	$516,143	$630,370	$1,145,751

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,121	1,155	9,305	902	3,537	8,060
Shares of beneficial interest redeemed	116	253	76	77	312	531
Management and advisory fees	516	233	509	312	518	697
Trustees fees	2	1	2	2	2	4
Administration fees	9	5	10	8	11	19
Other	14	28	71	52	71	39
Collateral for securities on loan	52,445	9,665	55,523	42,963	—	1,059
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,872	—

	56,223	11,340	65,496	44,316	6,323	10,409

Net assets	$553,110	$313,622	$591,782	$471,827	$624,047	$1,135,342

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$502,040	$293,644	$547,305	$618,332	$547,189	$1,320,213
Undistributed (accumulated) net investment income (loss)	(264)	(286)	2,110	(294)	1,683	3,631
Undistributed (accumulated) net realized gain (loss) from investments	(84,507)	(43,253)	(11,055)	(107,243)	2,302	(268,154)
Net unrealized appreciation (depreciation) on:
Investment securities	135,869	63,517	53,437	(38,957)	73,164	79,652
Translation of assets and liabilities denominated in foreign currencies	(28)	—	(15)	(11)	(291)	—

Net assets	$553,110	$313,622	$591,782	$471,827	$624,047	$1,135,342

Shares outstanding	47,869	34,082	67,292	22,693	61,377	119,508

Net asset value and offering price per share	$11.55	$9.20	$8.79	$20.79	$10.17	$9.50

Investment securities, at cost	$454,119	$247,316	$575,301	$524,465	$525,012	$1,040,193

Repurchase agreement, at cost	$16,855	$12,915	$22,641	$28,091	$18,278	$16,248

Foreign currency, at cost	$760	$—	$1,273	$11	$—	$—

Securities loaned, at value	$50,874	$9,397	$52,713	$41,602	$—	$1,003

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

	Transamerica		Transamerica
	Van Kampen	Transamerica	Van Kampen	Transamerica
	Emerging	Van Kampen	Small Company	WMC Emerging
	Markets Debt	Mid-Cap Growth	Growth	Markets

Assets:
Investment securities, at value	$317,612	$388,309	$197,089	$282,222
Repurchase agreement, at value	12,768	6,308	10,701	10,254
Foreign currency, at value	351	—	—	1,584
Receivables:
Investment securities sold	20,739	—	—	10,444
Shares of beneficial interest sold	4	13	212	2,247
Interest	5,786	— (a)	— (a)	— (a)
Securities lending income, net	1	23	10	—
Dividends	—	245	113	649
Dividend reclaims	—	—	—	1
Unrealized appreciation on forward foreign currency contracts	—	—	—	31

	$357,261	$394,898	$208,125	$307,432

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,939	849	—	21,051
Shares of beneficial interest redeemed	193	214	77	116
Management and advisory fees	262	203	130	295
Trustees fees	1	1	1	1
Administration fees	6	5	3	5
Capital gains tax	—	—	—	425
Other	33	29	20	103
Collateral for securities on loan	23,332	80,042	40,976	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	40

	26,766	81,343	41,207	22,036

Net assets	$330,495	$313,555	$166,918	$285,396

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$322,184	$255,230	$158,527	$239,556
Undistributed (accumulated) net investment income (loss)	1,706	(110)	(266)	(444)
Undistributed (accumulated) net realized gain (loss) from investments	(13,717)	(5,053)	(16,435)	14,807
Net unrealized appreciation (depreciation) on:
Investment securities	20,329	63,485	25,093	31,913
Translation of assets and liabilities denominated in foreign currencies	(7)	3	(1)	(436)

Net assets	$330,495	$313,555	$166,918	$285,396

Shares outstanding	31,038	26,902	16,245	21,722

Net asset value and offering price per share	$10.65	$11.66	$10.28	$13.14

Investment securities, at cost	$297,283	$324,824	$171,996	$250,309

Repurchase agreement, at cost	$12,768	$6,308	$10,701	$10,254

Foreign currency, at cost	$371	$—	$—	$1,584

Securities loaned, at value	$22,855	$78,244	$39,964	$—

(a)	Rounds to less than $1.

(b)	Formerly, Transamerica UBS Dynamic Alpha.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

	Transamerica				Transamerica	Transamerica	Transamerica
	AllianceBernstein	Transamerica	Transamerica		BlackRock	BNY Mellon	Federated
	International	BlackRock	BlackRock Large		Natural	Market Neutral	Market
	Value	Global Allocation	Cap Value		Resources	Strategy	Opportunity
Investment income:
Dividend income	$3,825	$2,816	$7,413		$742	$562	$415
Withholding taxes on foreign dividends	(264)	(119)	—		(24)	—	(28)
Interest income	1	3,992	1		1	1	468
Securities lending income (net)	98	29	4		19	—	4

	3,660	6,718	7,418		738	563	859

Expenses:
Management and advisory	1,412	1,683	2,692		553	626	331
Transfer agent	— (a)	— (a)	—	(a)	— (a)	— (a)	— (a)
Printing and shareholder reports	2	3	4		1	1	1
Custody	107	204	29		13	25	17
Administration	33	46	69		14	9	9
Legal	5	6	9		8	1	1
Audit and tax	10	25	9		9	11	11
Trustees	3	5	7		1	1	1
Registration	—	—	3		—	—	—
Dividend on securities sold short	—	—	—		—	465	—
Broker expense on short sales	—	—	—		—	132	—
Other	1	2	3		1	—	—

Total expenses	1,573	1,974	2,825		600	1,271	371

Net investment income (loss)	2,087	4,744	4,593		138	(708)	488

Net realized gain (loss) on transactions from:
Investment securities	(7,666)	2,768	9,789		(891)	11,644	(1,723)
Futures contracts	—	(2,281)	—		—	—	—
Written option contracts	—	591	—		—	—	—
Swap agreements	—	29	—		—	—	—
Foreign currency transactions	(233)	(967)	—		—	—	(446)
Securities sold short	—	—	—		—	(11,754)	—

	(7,899)	140	9,789		(891)	(110)	(2,169)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	8,167	25,592 (b)	70,926		12,657	6,608	(2,740)
Futures contracts	—	46	—		—	—	—
Written option contracts	—	557	—		—	—	—
Swap agreements	—	(113)	—		—	—	—
Translation of assets and liabilities denominated in foreign currencies	49	53	—		(4)	—	783
Securities sold short	—	—	—		—	(7,262)	—

Change in unrealized appreciation (depreciation):	8,216	26,135	70,926		12,653	(654)	(1,957)

Net realized and unrealized gain (loss)	317	26,275	80,715		11,762	(764)	(4,126)

Net increase (decrease) in net assets resulting from operations	$2,404	$31,019	$85,308		$11,900	$(1,472)	$(3,638)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS (continued)
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

				Transamerica				Transamerica
	Transamerica	Transamerica		JPMorgan	Transamerica	Transamerica		Neuberger
	First Quadrant	JPMorgan Core		International	JPMorgan Mid	Loomis Sayles		Berman
	Global Macro (g)	Bond		Bond	Cap Value	Bond		International
Investment income:
Dividend income	$11	$—		$—	$1,913	$500		$6,403
Withholding taxes on foreign dividends	— (a)	—		(66)	(5)	20		(626)
Interest income	40	6,168		10,525	— (a)	21,065		1
Securities lending income (net)	—	—		—	24	15		153

	51	6,168		10,459	1,932	21,600		5,931

Expenses:
Management and advisory	771	1,105		1,896	726	2,172		2,418
Transfer agent	— (a)	—	(a)	— (a)	— (a)	—	(a)	— (a)
Printing and shareholder reports	1	2		4	1	4		3
Custody	53	29		173	14	78		140
Administration	11	49		74	18	68		51
Legal	2	5		10	2	11		7
Audit and tax	9	11		13	9	12		10
Trustees	1	4		7	2	8		5
Registration	—	—		—	—	—		2
Other	1	—		4	1	3		2

Total expenses	849	1,205		2,181	773	2,356		2,638

Net investment income (loss)	(798)	4,963		8,278	1,159	19,244		3,293

Net realized gain (loss) on transactions from:
Investment securities	(1,623)	1,618		9,395	(2,710)	33,738		4,179 (c)
Futures contracts	2,246	—		156	—	—		—
Written option contracts	1,022	—		—	—	—		—
Foreign currency transactions	999	—		1,744	—	89		(225)

	2,644	1,618		11,295	(2,710)	33,827		3,954

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	419	4,618		(52,270)	39,494	15,776		34,419
Futures contracts	(1,715)	—		607	—	—		—
Written option contracts	(134)	—		—	—	—		—
Translation of assets and liabilities denominated in foreign currencies	92	—		818	—	(29)		(46)

Change in unrealized appreciation (depreciation):	(1,338)	4,618		(50,845)	39,494	15,747		34,373

Net realized and unrealized gain (loss)	1,306	6,236		(39,550)	36,784	49,574		38,327

Net increase (decrease) in net assets resulting from operations	$508	$11,199		$(31,272)	$37,943	$68,818		$41,620

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS (continued)
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

	Transamerica	Transamerica		Transamerica		Transamerica
	Oppenheimer	Oppenheimer		Schroders	Transamerica	Thornburg	Transamerica
	Developing	Small- & Mid-Cap		International	Third Avenue	International	UBS Large Cap
	Markets	Value		Small Cap	Value	Value	Value
Investment income:
Dividend income	$3,375	$1,642		$5,751	$4,674	$6,684	$11,148
Withholding taxes on foreign dividends	(186)	(1)		(492)	(248)	(577)	—
Interest income	2	1		1	26	1	1
Securities lending income (net)	25	32		151	54	—	6

	3,216	1,674		5,411	4,506	6,108	11,155

Expenses:
Management and advisory	2,981	1,315		2,936	1,788	3,040	4,003
Transfer agent	— (a)	—	(a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	3	2		3	3	4	6
Custody	362	21		166	71	146	39
Administration	53	29		57	45	61	107
Legal	7	4		8	6	9	15
Audit and tax	21	12		13	10	11	12
Trustees	5	3		5	5	6	11
Registration	—	—		5	—	3	6
Other	2	—		3	1	3	5

Total expenses	3,434	1,386		3,196	1,929	3,283	4,204

Net investment income (loss)	(218)	288		2,215	2,577	2,825	6,951

Net realized gain (loss) on transactions from:
Investment securities	3,659 (d)	28,278		10,632	(319)	5,459	(21,295)
Foreign currency transactions	(216)	6		(101)	(17)	(1,315)	—

	3,443	28,284		10,531	(336)	4,144	(21,295)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	68,366	23,393		28,687	57,557	26,894	153,591
Translation of assets and liabilities denominated in foreign currencies	514	—		(50)	(12)	23	—

Change in unrealized appreciation (depreciation):	68,880	23,393		28,637	57,545	26,917	153,591

Net realized and unrealized gain	72,323	51,677		39,168	57,209	31,061	132,296

Net increase in net assets resulting from operations	$72,105	$51,965		$41,383	$59,786	$33,886	$139,247

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS (continued)
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

	Transamerica			Transamerica
	Van Kampen		Transamerica	Van Kampen	Transamerica
	Emerging		Van Kampen	Small Company	WMC Emerging
	Markets Debt		Mid-Cap Growth	Growth	Markets
Investment income:
Dividend income	$—		$1,319	$452	$1,927
Withholding taxes on foreign dividends	—		(20)	(23)	(165)
Interest income	13,403		1	1	—	(a)
Securities lending income (net)	6		251	90	—

	13,409		1,551	520	1,762

Expenses:
Management and advisory	1,663		1,142	715	1,280
Transfer agent	—	(a)	— (a)	— (a)	1
Printing and shareholder reports	2		2	1	1
Custody	51		33	15	193
Administration	36		29	15	22
Legal	6		4	2	3
Audit and tax	9		9	11	14
Trustees	4		3	1	2
Registration	—		—	—	6
Other	2		—	1	1

Total expenses	1,773		1,222	761	1,523

Expenses recaptured	—		—	—	35

Net expenses	1,773		1,222	761	1,558

Net investment income (loss)	11,636		329	(241)	204

Net realized gain (loss) on transactions from:
Investment securities	12,256		973	403	15,641	(e)
Foreign currency transactions	(68)		(9)	(1)	(415)

	12,188		964	402	15,226

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	1,038		54,420	22,014	7,296	(f)
Translation of assets and liabilities denominated in foreign currencies	71		3	(1)	242

Change in unrealized appreciation (depreciation):	1,109		54,423	22,013	7,538

Net realized and unrealized gain	13,297		55,387	22,415	22,764

Net increase in net assets resulting from operations	$24,933		$55,716	$22,174	$22,968

(a)	Rounds to less than $1.

(b)	Net of foreign capital gains tax of $34.

(c)	Net of foreign capital gains tax of $63.

(d)	Net of foreign capital gains tax of $10.

(e)	Net of foreign capital gains tax of $109.

(f)	Net of foreign capital gains tax of $425.

(g)	Formerly, Transamerica UBS Dynamic Alpha.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended:
(all amounts in thousands)

	Transamerica AllianceBernstein		Transamerica BlackRock Global		Transamerica BlackRock Large
	International Value		Allocation		Cap Value
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$2,087	$5,931	$4,744	$8,385	$4,593	$8,503
Net realized gain (loss)(a)	(7,899)	(106,037)	140	(21,913)	9,789	(118,880)
Change in unrealized appreciation (depreciation)(b)	8,216	155,333	26,135	91,044	70,926	131,940

Net increase in net assets resulting from operations	2,404	55,227	31,019	77,516	85,308	21,563

Distributions to shareholders:
From net investment income	(6,770)	(12,685)	(9,113)	(22,476)	(8,593)	(8,083)
From net realized gains	—	—	—	(20,996)	—	—

Total distributions to shareholders	(6,770)	(12,685)	(9,113)	(43,472)	(8,593)	(8,083)

Capital share transactions:
Proceeds from shares sold	23,156	33,207	17,012	20,209	15,113	175,569
Dividends and distributions reinvested	6,770	12,685	9,113	43,472	8,593	8,083
Cost of shares redeemed	(4,103)	(20,703)	(23,904)	(26,527)	(4,456)	(25,273)

Net increase in net assets resulting from capital shares transactions	25,823	25,189	2,221	37,154	19,250	158,379

Net increase in net assets	21,457	67,731	24,127	71,198	95,965	171,859

Net assets:
Beginning of period/year	316,068	248,337	448,979	377,781	633,675	461,816

End of period/year	$337,525	$316,068	$473,106	$448,979	$729,640	$633,675

Undistributed net investment income	$1,126	$5,809	$1,275	$5,644	$2,661	$6,661

Share activity:
Shares issued	2,873	4,629	1,625	2,172	1,801	22,694
Shares issued-reinvested from distributions	856	2,013	893	5,084	1,046	1,107
Shares redeemed	(519)	(3,691)	(2,334)	(2,809)	(516)	(3,379)

Net increase in shares outstanding	3,210	2,951	184	4,447	2,331	20,422

	Transamerica BlackRock Natural		Transamerica BNY Mellon Market		Transamerica Federated Market
	Resources		Neutral Strategy		Opportunity
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009

From operations:
Net investment income (loss)	$138	$569	$(708)	$(1,744)	$488	$453
Net realized gain (loss)(a)	(891)	(3,508)	(110)	(9,730)	(2,169)	(11,402)
Change in unrealized appreciation (depreciation)(b)	12,653	23,821	(654)	1,363	(1,957)	20,710

Net increase (decrease) in net assets resulting from operations	11,900	20,882	(1,472)	(10,111)	(3,638)	9,761

Distributions to shareholders:
From net investment income	(634)	(413)	—	—	(374)	(39)
From net realized gains	—	(50)	—	—	—	(4,308)
From return of capital	—	—	—	(1,349)	—	(1,344)

Total distributions to shareholders	(634)	(463)	—	(1,349)	(374)	(5,691)

Capital share transactions:
Proceeds from shares sold	17,392	18,094	18,326	7,254	12,681	3,527
Dividends and distributions reinvested	634	463	—	1,349	374	5,691
Cost of shares redeemed	(434)	(4,886)	(1,521)	(31,809)	(2,217)	(2,206)

Net increase (decrease) in net assets resulting from capital shares transactions	17,592	13,671	16,805	(23,206)	10,838	7,012

Net increase (decrease) in net assets	28,858	34,090	15,333	(34,666)	6,826	11,082

Net assets:
Beginning of period/year	121,342	87,252	86,682	121,348	85,562	74,480

End of period/year	$150,200	$121,342	$102,015	$86,682	$92,388	$85,562

Undistributed (accumulated) net investment income (loss)	$(63)	$433	$(708)	$—	$114	$—

Share activity:
Shares issued	1,641	1,992	2,191	849	1,467	395
Shares issued-reinvested from distributions	61	63	—	145	43	664
Shares redeemed	(41)	(714)	(181)	(3,481)	(250)	(246)

Net increase (decrease) in shares outstanding	1,661	1,341	2,010	(2,487)	1,260	813

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica First Quadrant		Transamerica JPMorgan Core		Transamerica JPMorgan
	Global Macro(d)		Bond		International Bond
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009(c)	(unaudited)	October 31, 2009

From operations:
Net investment income (loss)	$(798)	$333	$4,963	$1,406	$8,278	$16,393
Net realized gain (loss)(a)	2,644	(40,124)	1,618	14	11,295	17,635
Change in unrealized appreciation (depreciation)(b)	(1,338)	34,221	4,618	1,435	(50,845)	78,753

Net increase (decrease) in net assets resulting from operations	508	(5,570)	11,199	2,855	(31,272)	112,781

Distributions to shareholders:
From net investment income	—	(606)	(7,505)	(1,127)	(17,505)	(43,396)
From net realized gains	—	(41,308)	—	—	(7,372)	(6,155)
From return of capital	—	(1,013)	—	—	—	—

Total distributions to shareholders	—	(42,927)	(7,505)	(1,127)	(24,877)	(49,551)

Capital share transactions:
Proceeds from shares sold	7,910	7,143	495,385	218,178	194,204	15,190
Dividends and distributions reinvested	—	42,927	7,505	1,127	24,877	49,551
Cost of shares redeemed	(540)	(60,123)	(25,747)	(5,217)	(197,250)	(94,085)

Net increase (decrease) in net assets resulting from capital shares transactions	7,370	(10,053)	477,143	214,088	21,831	(29,344)

Net increase (decrease) in net assets	7,878	(58,550)	480,837	215,816	(34,318)	33,886

Net assets:
Beginning of period/year	107,017	165,567	215,816	—	732,964	699,078

End of period/year	$114,895	$107,017	$696,653	$215,816	$698,646	$732,964

Undistributed (accumulated) net investment income (loss)	$(798)	$—	$(2,043)	$499	$933	$10,160

Share activity:
Shares issued	1,295	1,233	49,155	21,821	17,785	1,355
Shares issued-reinvested from distributions	—	8,401	745	112	2,203	4,407
Shares redeemed	(88)	(11,261)	(2,559)	(519)	(18,201)	(8,964)

Net increase (decrease) in shares outstanding	1,207	(1,627)	47,341	21,414	1,787	(3,202)

	Transamerica JPMorgan Mid Cap				Transamerica Neuberger Berman
	Value		Transamerica Loomis Sayles Bond		International
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$1,159	$3,099	$19,244	$47,988	$3,293	$5,275
Net realized gain (loss)(a)	(2,710)	(25,131)	33,827	(22,336)	3,954	(99,278)
Change in unrealized appreciation (depreciation)(b)	39,494	43,368	15,747	230,392	34,373	179,227

Net increase in net assets resulting from operations	37,943	21,336	68,818	256,044	41,620	85,224

Distributions to shareholders:
From net investment income	(3,125)	(3,382)	(21,747)	(44,761)	(4,521)	(8,575)
From net realized gains	—	(1,094)	—	(4,085)	—	—

Total distributions to shareholders	(3,125)	(4,476)	(21,747)	(48,846)	(4,521)	(8,575)

Capital share transactions:
Proceeds from shares sold	—	17,074	11,465	35,719	14,843	142,391
Dividends and distributions reinvested	3,125	4,476	21,747	48,846	4,521	8,575
Cost of shares redeemed	(12,773)	(20,344)	(345,143)	(56,879)	(19,997)	(49,793)

Net increase (decrease) in net assets resulting from capital shares transactions	(9,648)	1,206	(311,931)	27,686	(633)	101,173

Net increase (decrease) in net assets	25,170	18,066	(264,860)	234,884	36,466	177,822

Net assets:
Beginning of period/year	165,838	147,772	812,252	577,368	485,803	307,981

End of period/year	$191,008	$165,838	$547,392	$812,252	$522,269	$485,803

Undistributed net investment income	$403	$2,369	$3,274	$5,777	$2,893	$4,121

Share activity:
Shares issued	—	2,416	1,126	4,217	1,844	19,249
Shares issued-reinvested from distributions	356	643	2,166	6,195	575	1,441
Shares redeemed	(1,431)	(2,638)	(33,750)	(7,306)	(2,531)	(8,229)

Net increase (decrease) in shares outstanding	(1,075)	421	(30,458)	3,106	(112)	12,461

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica Oppenheimer		Transamerica Oppenheimer Small-		Transamerica Schroders
	Developing Markets		& Mid-Cap Value		International Small Cap
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$(218)	$2,854	$288	$977	$2,215	$2,592
Net realized gain (loss)(a)	3,443	(79,355)	28,284	(44,827)	10,531	(13,694)
Change in unrealized appreciation (depreciation)(b)	68,880	254,179	23,393	107,779	28,637	92,601

Net increase in net assets resulting from operations	72,105	177,678	51,965	63,929	41,383	81,499

Distributions to shareholders:
From net investment income	(2,487)	(6,340)	(1,363)	(701)	(3,075)	(1,875)
From net realized gains	—	(57,434)	—	—	—	—

Total distributions to shareholders	(2,487)	(63,774)	(1,363)	(701)	(3,075)	(1,875)

Capital share transactions:
Proceeds from shares sold	15,315	39,328	5,880	91,818	21,224	374,388
Dividends and distributions reinvested	2,487	63,774	1,363	701	3,075	1,875
Cost of shares redeemed	(29,946)	(39,343)	(13,504)	(14,352)	(14,498)	(20,869)

Net increase (decrease) in net assets resulting from capital shares transactions	(12,144)	63,759	(6,261)	78,167	9,801	355,394

Net increase in net assets	57,474	177,663	44,341	141,395	48,109	435,018

Net assets:
Beginning of period/year	495,636	317,973	269,281	127,886	543,673	108,655

End of period/year	$553,110	$495,636	$313,622	$269,281	$591,782	$543,673

Undistributed (accumulated) net investment income (loss)	$(264)	$2,441	$(286)	$789	$2,110	$2,970

Share activity:
Shares issued	1,384	4,766	642	16,552	2,480	50,555
Shares issued-reinvested from distributions	226	10,204	165	123	368	328
Shares redeemed	(2,718)	(4,790)	(1,598)	(2,096)	(1,708)	(3,389)

Net increase (decrease) in shares outstanding	(1,108)	10,180	(791)	14,579	1,140	47,494

			Transamerica Thornburg		Transamerica UBS Large Cap
	Transamerica Third Avenue Value		International Value		Value
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$2,577	$3,343	$2,825	$2,643	$6,951	$11,964
Net realized gain (loss)(a)	(336)	(85,958)	4,144	1,663	(21,295)	(205,633)
Change in unrealized appreciation (depreciation)(b)	57,545	127,228	26,917	64,297	153,591	234,116

Net increase in net assets resulting from operations	59,786	44,613	33,886	68,603	139,247	40,447

Distributions to shareholders:
From net investment income	(6,092)	—	(3,506)	—	(12,793)	(16,273)
From net realized gains	—	—	(1,786)	(634)	—	—

Total distributions to shareholders	(6,092)	—	(5,292)	(634)	(12,793)	(16,273)

Capital share transactions:
Proceeds from shares sold	5,209	98,997	19,224	480,007	15,211	326,000
Dividends and distributions reinvested	6,092	—	5,292	634	12,793	16,273
Cost of shares redeemed	(16,718)	(56,905)	(20,602)	(36,587)	(21,744)	(65,816)

Net increase (decrease) in net assets resulting from capital shares transactions	(5,417)	42,092	3,914	444,054	6,260	276,457

Net increase in net assets	48,277	86,705	32,508	512,023	132,714	300,631

Net assets:
Beginning of period/year	423,550	336,845	591,539	79,516	1,002,628	701,997

End of period/year	$471,827	$423,550	$624,047	$591,539	$1,135,342	$1,002,628

Undistributed (accumulated) net investment income (loss)	$(294)	$3,221	$1,683	$2,364	$3,631	$9,473

Share activity:
Shares issued	260	6,775	1,900	55,369	1,639	38,667
Shares issued-reinvested from distributions	313	—	532	81	1,438	2,238
Shares redeemed	(849)	(3,698)	(2,093)	(4,377)	(2,397)	(9,307)

Net increase (decrease) in shares outstanding	(276)	3,077	339	51,073	680	31,598

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica Van Kampen		Transamerica Van Kampen Mid-		Transamerica Van Kampen Small
	Emerging Markets Debt		Cap Growth		Company Growth
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income (loss)	$11,636	$23,272	$329	$(91)	$(241)	$(151)
Net realized gain (loss)(a)	12,188	(17,390)	964	1,465	402	(3,627)
Change in unrealized appreciation (depreciation)(b)	1,109	101,754	54,423	51,429	22,013	22,009

Net increase in net assets resulting from operations	24,933	107,636	55,716	52,803	22,174	18,231

Distributions to shareholders:
From net investment income	(10,920)	(20,808)	(440)	(121)	—	(1,228)
From return of capital	—	—	—	—	—	(126)

Total distributions to shareholders	(10,920)	(20,808)	(440)	(121)	—	(1,354)

Capital share transactions:
Proceeds from shares sold	397	1,678	20,260	106,246	16,424	65,454
Dividends and distributions reinvested	10,920	20,808	440	121	—	1,354
Cost of shares redeemed	(77,453)	(47,046)	(18,633)	(978)	(1,569)	(15,010)

Net increase (decrease) in net assets resulting from capital shares transactions	(66,136)	(24,560)	2,067	105,389	14,855	51,798

Net increase (decrease) in net assets	(52,123)	62,268	57,343	158,071	37,029	68,675

Net assets:
Beginning of period/year	382,618	320,350	256,212	98,141	129,889	61,214

End of period/year	$330,495	$382,618	$313,555	$256,212	$166,918	$129,889

Undistributed (accumulated) net investment income (loss)	$1,706	$990	$(110)	$1	$(266)	$(25)

Share activity:
Shares issued	38	179	1,920	13,628	1,678	8,645
Shares issued-reinvested from distributions	1,050	2,409	42	18	—	203
Shares redeemed	(7,446)	(5,349)	(1,818)	(106)	(158)	(2,401)

Net increase (decrease) in shares outstanding	(6,358)	(2,761)	144	13,540	1,520	6,447

	Transamerica WMC Emerging
	Markets
	April 30, 2010
	(unaudited)	October 31, 2009

From operations:
Net investment income (loss)	$204	$977
Net realized gain (loss)(a)	15,226	4,217
Change in unrealized appreciation (depreciation)(b)	7,538	44,995

Net increase in net assets resulting from operations	22,968	50,189

Distributions to shareholders:
From net investment income	(956)	—
From net realized gains	(3,430)	—

Total distributions to shareholders	(4,386)	—

Capital share transactions:
Proceeds from shares sold	86,491	56,923
Dividends and distributions reinvested	4,386	—
Cost of shares redeemed	(2,655)	(4,647)

Net increase in net assets resulting from capital shares transactions	88,222	52,276

Net increase in net assets	106,804	102,465

Net assets:
Beginning of period/year	178,592	76,127

End of period/year	$285,396	$178,592

Undistributed (accumulated) net investment income (loss)	$(444)	$308

Share activity:
Shares issued	6,775	5,415
Shares issued-reinvested from distributions	346	—
Shares redeemed	(209)	(542)

Net increase in shares outstanding	6,912	4,873

(a)	Net realized gain (loss) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency transactions.

(b)	Change in unrealized appreciation (depreciation) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency translation.

(c)	Commenced operations on July 1, 2009.

(d)	Formerly, Transamerica UBS Dynamic Alpha.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS
For the period or years ended:

	Transamerica AllianceBernstein International Value
	April 30, 2010					October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	2006(a)
Net asset value
Beginning of period/year	$7.79		$6.61	$14.88	$12.35	$10.00

Investment operations
Net investment income(b)	0.05		0.16	0.30	0.25	0.20
Net realized and unrealized gain (loss) on investments	0.03		1.37	(7.43)	2.65	2.16

Total from investment operations	0.08		1.53	(7.13)	2.90	2.36

Distributions
Net investment income	(0.16)		(0.35)	(0.21)	(0.15)	(0.01)
Net realized gains on investments	—		—	(0.93)	(0.22)	—

Total distributions	(0.16)		(0.35)	(1.14)	(0.37)	(0.01)

Net asset value
End of period/year	$7.71		$7.79	$6.61	$14.88	$12.35

Total return(c)	0.90	%(d)	24.32%	(51.72%)	23.99%	23.67	%(d)

Net assets end of period/year	$337,525		$316,068	$248,337	$519,217	$376,531

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.95	%(e)	0.97%	0.94%	0.93%	0.99	%(e)
Before reimbursement/recapture	0.95	%(e)	0.97%	0.94%	0.93%	0.99	%(e)
Net investment income, to average net assets	1.26	%(e)	2.39%	2.71%	1.82%	1.91	%(e)
Portfolio turnover rate	30	%(d)	59%	33%	36%	22	%(d)

	Transamerica BlackRock Global Allocation
	April 30, 2010					October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	2006(a)
Net asset value
Beginning of period/year	$9.99		$9.32	$13.23	$11.23	$10.00

Investment operations
Net investment income(b)	0.11		0.19	0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments	0.60		1.55	(3.25)	2.15	1.06

Total from investment operations	0.71		1.74	(2.98)	2.39	1.25

Distributions
Net investment income	(0.21)		(0.55)	(0.35)	(0.20)	(0.02)
Net realized gains on investments	—		(0.52)	(0.58)	(0.19)	—

Total distributions	(0.21)		(1.07)	(0.93)	(0.39)	(0.02)

Net asset value
End of period/year	$10.49		$9.99	$9.32	$13.23	$11.23

Total return(c)	7.11	%(d)	20.57%	(24.23%)	21.95%	12.45	%(d)

Net assets end of period/year	$473,106		$448,979	$377,781	$520,484	$490,941

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.86	%(e)	0.90%	0.88%	0.85%	0.90	%(e)
Before reimbursement/recapture	0.86	%(e)	0.90%	0.88%	0.85%	0.90	%(e)
Net investment income, to average net assets	2.08	%(e)	2.08%	2.25%	2.04%	2.02	%(e)
Portfolio turnover rate	25	%(d)	43%	49%	30%	31	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica BlackRock Large Cap Value
	April 30, 2010						October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007		2006(f)
Net asset value
Beginning of period/year	$7.81		$7.61	$13.08	$12.15		$10.47

Investment operations
Net investment income(b)	0.06		0.13	0.13	0.12		0.07
Net realized and unrealized gain (loss) on investments	0.98		0.20	(4.78)	1.27		1.64

Total from investment operations	1.04		0.33	(4.65)	1.39		1.71

Distributions
Net investment income	(0.11)		(0.13)	(0.09)	(0.09)		(0.03)
Net realized gains on investments	—		—	(0.73)	(0.37)		—

Total distributions	(0.11)		(0.13)	(0.82)	(0.46)		(0.03)

Net asset value
End of period/year	$8.74		$7.81	$7.61	$13.08		$12.15

Total return(c)	13.34	%(d)	4.50%	(37.76%)	11.80%		16.36	%(d)

Net assets end of period/year	$729,640		$633,675	$461,816	$610,135		$506,529

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.82	%(e)	0.83%	0.83%	0.84%		0.84	%(e)
Before reimbursement/recapture	0.82	%(e)	0.83%	0.83%	0.84%		0.84	%(e)
Net investment income, to average net assets	1.34	%(e)	1.87%	1.21%	0.96%		0.62	%(e)
Portfolio turnover rate	47	%(d)	130%	71%	69%		56	%(d)

	Transamerica BlackRock Natural Resources
	April 30, 2010				October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	2007(g)
Net asset value
Beginning of period/year	$10.03		$8.11	$14.11	$10.00

Investment operations
Net investment income(b)	0.01		0.05	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.93		1.91	(5.85)	4.07

Total from investment operations	0.94		1.96	(5.82)	4.11

Distributions
Net investment income	(0.05)		(0.04)	(0.03)	—
Net realized gains on investments	—		— (h)	(0.15)	—

Total distributions	(0.05)		(0.04)	(0.18)	—

Net asset value
End of period/year	$10.92		$10.03	$8.11	$14.11

Total return(c)	9.40	%(d)	24.41%	(41.77%)	41.10	%(d)

Net assets end of period/year	$150,200		$121,342	$87,252	$156,779

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.87	%(e)	0.89%	0.86%	0.89	%(e)
Before reimbursement/recapture	0.87	%(e)	0.89%	0.86%	0.89	%(e)
Net investment income, to average net assets	0.20	%(e)	0.63%	0.21%	0.39	%(e)
Portfolio turnover rate	1	%(d)	5%	4%	7	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica BNY Mellon Market Neutral Strategy
	April 30, 2010						October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009		October 31, 2008		2007(g)
Net asset value
Beginning of period/year	$8.43		$9.51		$9.78		$10.00

Investment operations
Net investment income (loss)(b)	(0.07)		(0.17)		0.10		0.23
Net realized and unrealized gain (loss) on investments	(0.06)		(0.80)		0.20		(0.45)

Total from investment operations	(0.13)		(0.97)		0.30		0.22

Distributions
Net investment income	—		—		(0.57)		—
Return of capital	—		(0.11)		—		—

Total distributions	—		(0.11)		(0.57)		—

Net asset value
End of period/year	$8.30		$8.43		$9.51		$9.78

Total return(c)	(1.54	%)(d)	(10.27%)		3.30%		(2.20	%)(d)

Net assets end of period/year	$102,015		$86,682		$121,348		$112,394

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	2.84	%(e),(i)	3.61	%(i)	2.79	%(i)	3.05	%(e),(i)
Before reimbursement/recapture	2.84	%(e),(i)	3.61	%(i)	2.79	%(i)	3.05	%(e),(i)
Net investment income (loss), to average net assets	(1.58	%)(e),(i)	(1.87	%)(i)	1.05	%(i)	2.77	%(e),(i)
Portfolio turnover rate	177	%(d)	463%		192%		119	%(d)

	Transamerica Federated Market Opportunity
	April 30, 2010								October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009		October 31, 2008		October 31, 2007		2006(a)
Net asset value
Beginning of period/year	$8.99		$8.56		$9.33		$9.71		$10.00

Investment operations
Net investment income(b)	0.05		0.05		0.11		0.24		0.27
Net realized and unrealized gain (loss) on investments	(0.43)		1.03		(0.77)		(0.34)		(0.30)

Total from investment operations	(0.38)		1.08		(0.66)		(0.10)		(0.03)

Distributions
Net investment income	(0.04)		(0.01)		(0.11)		(0.28)		(0.26)
Net realized gains on investments	—		(0.49)		—		—		—
Return of capital	—		(0.15)		—		—		—

Total distributions	(0.04)		(0.65)		(0.11)		(0.28)		(0.26)

Net asset value
End of period/year	$8.57		$8.99		$8.56		$9.33		$9.71

Total return(c)	(4.25	%)(d)	13.01%		(7.16%)		(1.03%)		(0.35	%)(d)

Net assets end of period/year	$92,388		$85,562		$74,480		$53,747		$83,188

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.87	%(e)	0.89%		0.88%		0.93%		0.88	%(e)
Before reimbursement/recapture	0.87	%(e)	0.89%		0.88%		0.93%		0.88	%(e)
Net investment income, to average net assets	1.14	%(e)	0.56%		1.13%		2.49%		2.97	%(e)
Portfolio turnover rate	80	%(d)	180%		195%		97%		72	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

							Transamerica JPMorgan Core
	Transamerica First Quadrant Global Macro						Bond
	April 30, 2010				October 31,		April 30, 2010		October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	2007(g)		(unaudited)		2009(j)
Net asset value
Beginning of period/year	$6.08		$8.60	$9.83	$10.00		$10.08		$10.00

Investment operations
Net investment income (loss)(b)	(0.04)		0.02	0.18	0.09		0.10		0.07
Net realized and unrealized gain (loss) on investments	0.07		(0.04)	(1.30)	(0.26)		0.12		0.06

Total from investment operations	0.03		(0.02)	(1.12)	(0.17)		0.22		0.13

Distributions
Net investment income	—		(0.03)	(0.11)	—		(0.17)		(0.05)
Net realized gains on investments	—		(2.40)	—	—		—		—
Return of capital	—		(0.07)	—	—		—		—

Total distributions	—		(2.50)	(0.11)	—		(0.17)		(0.05)

Net asset value
End of period/year	$6.11		$6.08	$8.60	$9.83		$10.13		$10.08

Total return(c)	0.49	%(d)	5.34%	(11.55%)	(1.70	%)(d)	3.56	%(d)	1.34	%(d)

Net assets end of period/year	$114,895		$107,017	$165,567	$209,382		$696,653		$215,816

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.54	%(e)	1.58%	1.51%	1.51	%(e)	0.49	%(e)	0.55	%(e)
Before reimbursement/recapture	1.54	%(e)	1.58%	1.51%	1.51	%(e)	0.49	%(e)	0.55	%(e)
Net investment income (loss), to average net assets	(1.45	%)(e)	0.32%	1.81%	1.16	%(e)	2.02	%(e)	2.15	%(e)
Portfolio turnover rate	—	%(d)(r)	358%	84%	45	%(d)	9	%(d)	3	%(d)

	Transamerica JPMorgan International Bond
	April 30, 2010						October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007		2006(a)
Net asset value
Beginning of period/year	$11.64		$10.56	$11.00	$10.51		$10.00

Investment operations
Net investment income(b)	0.13		0.26	0.29	0.28		0.22
Net realized and unrealized gain (loss) on investments	(0.59)		1.59	(0.29)	0.59		0.49

Total from investment operations	(0.46)		1.85	— (h)	0.87		0.71

Distributions
Net investment income	(0.27)		(0.68)	(0.44)	(0.38)		(0.20)
Net realized gains on investments	(0.12)		(0.09)	—	—		—

Total distributions	(0.39)		(0.77)	(0.44)	(0.38)		(0.20)

Net asset value
End of period/year	$10.79		$11.64	$10.56	$11.00		$10.51

Total return(c)	(4.10	%)(d)	17.90%	(0.14%)	8.55%		7.12	%(d)

Net assets end of period/year	$698,646		$732,964	$699,078	$761,827		$682,254

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.59	%(e)	0.60%	0.61%	0.61%		0.64	%(e)
Before reimbursement/recapture	0.59	%(e)	0.60%	0.61%	0.61%		0.64	%(e)
Net investment income, to average net assets	2.24	%(e)	2.38%	2.55%	2.68%		2.34	%(e)
Portfolio turnover rate	35	%(d)	53%	74%	86%		145	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

			Transamerica JPMorgan Mid Cap Value
	April 30, 2010						October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007		2006(f)
Net asset value
Beginning of period/year	$8.28		$7.54	$12.32	$11.67		$10.09

Investment operations
Net investment income(b)	0.06		0.15	0.13	0.13		0.11
Net realized and unrealized gain (loss) on investments	1.90		0.82	(4.20)	1.13		1.57

Total from investment operations	1.96		0.97	(4.07)	1.26		1.68

Distributions
Net investment income	(0.16)		(0.17)	(0.10)	(0.11)		(0.05)
Net realized gains on investments	—		(0.06)	(0.61)	(0.50)		(0.05)

Total distributions	(0.16)		(0.23)	(0.71)	(0.61)		(0.10)

Net asset value
End of period/year	$10.08		$8.28	$7.54	$12.32		$11.67

Total return(c)	23.97	%(d)	13.39%	(34.92%)	11.07%		16.71	%(d)

Net assets end of period/year	$191,008		$165,838	$147,772	$270,661		$245,188

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.88	%(e)	0.90%	0.87%	0.87%		0.88	%(e)
Before reimbursement/recapture	0.88	%(e)	0.90%	0.87%	0.87%		0.88	%(e)
Net investment income, to average net assets	1.32	%(e)	2.05%	1.22%	0.98%		1.10	%(e)
Portfolio turnover rate	15	%(d)	43%	45%	50%		46	%(d)

	Transamerica Loomis Sayles Bond
	April 30, 2010				October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	2007(g)
Net asset value
Beginning of period/year	$9.93		$7.34	$10.19	$10.00

Investment operations
Net investment income(b)	0.28		0.60	0.60	0.45
Net realized and unrealized gain (loss) on investments	0.76		2.61	(2.88)	(0.01)

Total from investment operations	1.04		3.21	(2.28)	0.44

Distributions
Net investment income	(0.30)		(0.57)	(0.57)	(0.25)
Net realized gains on investments	—		(0.05)	—	—

Total distributions	(0.30)		(0.62)	(0.57)	(0.25)

Net asset value
End of period/year	$10.67		$9.93	$7.34	$10.19

Total return(c)	10.61	%(d)	46.27%	(23.56%)	4.50	%(d)

Net assets end of period/year	$547,392		$812,252	$577,368	$513,249

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.69	%(e)	0.69%	0.69%	0.73	%(e)
Before reimbursement/recapture	0.69	%(e)	0.69%	0.69%	0.73	%(e)
Net investment income, to average net assets	5.63	%(e)	7.22%	6.34%	5.42	%(e)
Portfolio turnover rate	39	%(d)	42%	24%	18	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Neuberger Berman International
	April 30, 2010					October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	2006(a)
Net asset value
Beginning of period/year	$7.57		$5.95	$13.55	$11.74	$10.00

Investment operations
Net investment income(b)	0.05		0.10	0.19	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.60		1.69	(6.63)	2.37	1.64

Total from investment operations	0.65		1.79	(6.44)	2.52	1.76

Distributions
Net investment income	(0.07)		(0.17)	(0.13)	(0.13)	(0.02)
Net realized gains on investments	—		—	(1.03)	(0.58)	—

Total distributions	(0.07)		(0.17)	(1.16)	(0.71)	(0.02)

Net asset value
End of period/year	$8.15		$7.57	$5.95	$13.55	$11.74

Total return(c)	8.63	%(d)	30.83%	(51.66%)	22.37%	17.61	%(d)

Net assets end of period/year	$522,269		$485,803	$307,981	$596,488	$459,996

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.05	%(e)	1.09%	1.06%	1.06%	1.07	%(e)
Before reimbursement/recapture	1.05	%(e)	1.09%	1.06%	1.06%	1.07	%(e)
Net investment income, to average net assets	1.31	%(e)	1.62%	1.87%	1.21%	1.21	%(e)
Portfolio turnover rate	29	%(d)	75%	72%	57%	52	%(d)

	Transamerica Oppenheimer Developing Markets
	April 30, 2010					October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	2006(a)
Net asset value
Beginning of period/year	$10.12		$8.20	$17.07	$11.41	$10.00

Investment operations
Net investment income(b)	—	(h)	0.06	0.19	0.12	0.09
Net realized and unrealized gain (loss) on investments	1.48		3.51	(7.65)	5.99	1.37

Total from investment operations	1.48		3.57	(7.46)	6.11	1.46

Distributions
Net investment income	(0.05)		(0.16)	(0.09)	(0.06)	(0.05)
Net realized gains on investments	—		(1.49)	(1.32)	(0.39)	—

Total distributions	(0.05)		(1.65)	(1.41)	(0.45)	(0.05)

Net asset value
End of period/year	$11.55		$10.12	$8.20	$17.07	$11.41

Total return(c)	14.66	%(d)	56.01%	(47.48%)	55.27%	14.64	%(d)

Net assets end of period/year	$553,110		$495,636	$317,973	$674,561	$362,080

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.29	%(e)	1.35%	1.32%	1.34%	1.45	%(e)
Before reimbursement/recapture	1.29	%(e)	1.35%	1.32%	1.34%	1.45	%(e)
Net investment income (loss), to average net assets	(0.08	%)(e)	0.77%	1.42%	0.87%	0.89	%(e)
Portfolio turnover rate	21	%(d)	50%	67%	59%	77	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Oppenheimer Small- & Mid-Cap Value
	April 30, 2010							October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008		October 31, 2007		2006(k)
Net asset value
Beginning of period/year	$7.72		$6.30	$13.18		$10.94		$10.00

Investment operations
Net investment income(b)	0.01		0.03	0.04		—		0.02
Net realized and unrealized gain (loss) on investments	1.51		1.41	(5.98)		2.44		0.92

Total from investment operations	1.52		1.44	(5.94)		2.44		0.94

Distributions
Net investment income	(0.04)		(0.02)	—	(h)	(0.02)		—
Net realized gains on investments	—		—	(0.94)		(0.18)		—

Total distributions	(0.04)		(0.02)	(0.94)		(0.20)		—

Net asset value
End of period/year	$9.20		$7.72	$6.30		$13.18		$10.94

Total return(c)	19.74	%(d)	22.99%	(48.36%)		22.57%		9.40	%(d)

Net assets end of period/year	$313,622		$269,281	$127,886		$183,126		$91,899

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.96	%(e)	0.98%	1.00%		1.03	%(*)	1.15	%(e)
Before reimbursement/recapture	0.96	%(e)	0.98%	1.00%		1.03	%(*)	1.22	%(e)
Net investment income, to average net assets	0.20	%(e)	0.43%	0.34%		—%		0.74	%(e)
Portfolio turnover rate	41	%(d)	110%	102%		118%		33	%(d)

	Transamerica Schroders International Small Cap
	April 30, 2010			October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	2008(l)
Net asset value
Beginning of period/year	$8.22		$5.82	$10.00

Investment operations
Net investment income(b)	0.03		0.08	0.12
Net realized and unrealized gain (loss) on investments	0.59		2.41	(4.30)

Total from investment operations	0.62		2.49	(4.18)

Distributions
Net investment income	(0.05)		(0.09)	—

Total distributions	(0.05)		(0.09)	—

Net asset value
End of period/year	$8.79		$8.22	$5.82

Total return(c)	7.52	%(d)	43.56%	(41.80	%)(d)

Net assets end of period/year	$591,782		$543,673	$108,655

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.13	%(e)	1.23%	1.27	%(e)
Before reimbursement/recapture	1.13	%(e)	1.21%	1.30	%(e)
Net investment income, to average net assets	0.78	%(e)	1.23%	1.96	%(e)
Portfolio turnover rate	29	%(d)	46%	14	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Third Avenue Value
	April 30, 2010					October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008		2007(m)
Net asset value
Beginning of period/year	$18.44		$16.93	$28.93		$28.01

Investment operations
Net investment income(b)	0.11		0.15	0.24		0.14
Net realized and unrealized gain (loss) on investments	2.51		1.36	(11.45)		0.78

Total from investment operations	2.62		1.51	(11.21)		0.92

Distributions
Net investment income	(0.27)		—	(0.42)		—
Net realized gains on investments	—		—	(0.37)		—

Total distributions	(0.27)		—	(0.79)		—

Net asset value
End of period/year	$20.79		$18.44	$16.93		$28.93

Total return(c)	14.30	%(d)	8.92%	(39.75%)		3.28	%(d)

Net assets end of period/year	$471,827		$423,550	$336,845		$678,578

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.86	%(e)	0.87%	0.86%		0.86	%(e)
Before reimbursement/recapture	0.86	%(e)	0.87%	0.86%		0.86	%(e)
Net investment income, to average net assets	1.15	%(e)	0.91%	1.00%		0.98	%(e)
Portfolio turnover rate	4	%(d)	11%	29%		11	%(d)

	Transamerica Thornburg International Value
	April 30, 2010			October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	2008(n)
Net asset value
Beginning of period/year	$9.69		$7.98	$10.00

Investment operations
Net investment income(b)	0.05		0.10	—	(h)
Net realized and unrealized gain (loss) on investments	0.52		1.66	(2.02)

Total from investment operations	0.57		1.76	(2.02)

Distributions
Net investment income	(0.06)		—	—
Net realized gains on investments	(0.03)		(0.05)	—

Total distributions	(0.09)		(0.05)	—

Net asset value
End of period/year	$10.17		$9.69	$7.98

Total return(c)	5.86	%(d)	22.21%	(20.20	%)(d)

Net assets end of period/year	$624,047		$591,539	$79,516

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.07	%(e)	1.17%	1.35	%(e)
Before reimbursement/recapture	1.07	%(e)	1.15%	1.76	%(e)
Net investment income (loss), to average net assets	0.92	%(e)	1.14%	(0.18	%)(e)
Portfolio turnover rate	18	%(d)	39%	5	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica UBS Large Cap Value
	April 30, 2010						October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006	2005(o)
Net asset value
Beginning of period/year	$8.44		$8.05	$13.79	$12.73	$10.95	$10.00

Investment operations
Net investment income(b)	0.06		0.14	0.21	0.19	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.11		0.44	(5.64)	1.36	1.92	0.84

Total from investment operations	1.17		0.58	(5.43)	1.55	2.06	0.96

Distributions
Net investment income	(0.11)		(0.19)	(0.15)	(0.13)	(0.10)	(0.01)
Net realized gains on investments	—		—	(0.16)	(0.36)	(0.18)	—

Total distributions	(0.11)		(0.19)	(0.31)	(0.49)	(0.28)	(0.01)

Net asset value
End of period/year	$9.50		$8.44	$8.05	$13.79	$12.73	$10.95

Total return(c)	13.93	%(d)	7.56%	(40.19%)	12.48%	19.19%	9.60	%(d)

Net assets end of period/year	$1,135,342		$1,002,628	$701,997	$880,922	$226,782	$94,135

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.78	%(e)	0.81%	0.80%	0.81%	0.88%	0.92	%(e)
Before reimbursement/recapture	0.78	%(e)	0.81%	0.80%	0.81%	0.88%	0.92	%(e)
Net investment income, to average net assets	1.30	%(e)	1.80%	1.86%	1.41%	1.21%	1.14	%(e)
Portfolio turnover rate	22	%(d)	66%	47%	27%	32%	43	%(d)

	Transamerica Van Kampen Emerging Markets Debt
	April 30, 2010						October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006	2005(o)
Net asset value
Beginning of period/year	$10.23		$7.98	$11.23	$10.91	$10.45	$10.00

Investment operations
Net investment income(b)	0.33		0.60	0.61	0.59	0.55	0.49
Net realized and unrealized gain (loss) on investments	0.40		2.18	(2.72)	0.46	0.52	0.45

Total from investment operations	0.73		2.78	(2.11)	1.05	1.07	0.94

Distributions
Net investment income	(0.31)		(0.53)	(0.79)	(0.63)	(0.54)	(0.49)
Net realized gains on investments	—		—	(0.35)	(0.10)	(0.07)	—

Total distributions	(0.31)		(0.53)	(1.14)	(0.73)	(0.61)	(0.49)

Net asset value
End of period/year	$10.65		$10.23	$7.98	$11.23	$10.91	$10.45

Total return(c)	7.26	%(d)	36.29%	(20.81%)	9.94%	10.61%	9.36	%(d)

Net assets end of period/year	$330,495		$382,618	$320,350	$317,328	$425,726	$136,022

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.98	%(e)	0.98%	0.98%	1.03%	1.03%	1.07	%(e)
Before reimbursement/recapture	0.98	%(e)	0.98%	0.98%	1.03%	1.03%	1.07	%(e)
Net investment income, to average net assets	6.43	%(e)	6.67%	5.92%	5.36%	5.24%	4.91	%(e)
Portfolio turnover rate	45	%(d)	118%	81%	79%	79%	67	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica Van Kampen Mid-Cap Growth
	April 30, 2010					October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	2006(q)
Net asset value
Beginning of period/year	$9.58		$7.42	$14.16	$10.33	$10.00

Investment operations
Net investment income(b)	0.01		— (h)	0.02	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.09		2.17	(5.90)	3.81	0.32

Total from investment operations	2.10		2.17	(5.88)	3.85	0.33

Distributions
Net investment income	(0.02)		(0.01)	(0.02)	(0.02)	—
Net realized gains on investments	—		—	(0.84)	—	—

Total distributions	(0.02)		(0.01)	(0.86)	(0.02)	—

Net asset value
End of period/year	$11.66		$9.58	$7.42	$14.16	$10.33

Total return(c)	21.90	%(d)	29.29%	(43.99%)	37.32%	3.30	%(d)

Net assets end of period/year	$313,555		$256,212	$98,141	$125,380	$75,092

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.86	%(e)	0.88%	0.87%	0.90%	0.92	%(e)
Before reimbursement/recapture	0.86	%(e)	0.88%	0.87%	0.90%	0.92	%(e)
Net investment income (loss), to average net assets	0.23	%(e)	(0.06%)	0.19%	0.32%	0.11	%(e)
Portfolio turnover rate	9	%(d)	38%	40%	74%	50	%(d)

	Transamerica Van Kampen Small Company Growth
	April 30, 2010							October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006		2005(o)
Net asset value
Beginning of period/year	$8.82		$7.39	$14.14	$12.78	$11.29		$10.00

Investment operations
Net investment income (loss)(b)	(0.02)		(0.02)	0.10	0.02	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	1.48		1.62	(5.50)	1.81	1.69		1.28

Total from investment operations	1.46		1.60	(5.40)	1.83	1.67		1.29

Distributions
Net investment income	—		(0.15)	(0.02)	—	(0.01)		—
Net realized gains on investments	—		—	(1.33)	(0.47)	(0.17)		—
Return of capital	—		(0.02)	—	—	—		—

Total distributions	—		(0.17)	(1.35)	(0.47)	(0.18)		—

Net asset value
End of period/year	$10.28		$8.82	$7.39	$14.14	$12.78		$11.29

Total return(c)	16.55	%(d)	22.43%	(41.72%)	14.75%	14.92%		12.80	%(d)

Net assets end of period/year	$166,918		$129,889	$61,214	$188,347	$301,649		$86,432

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.01	%(e)	1.04%	1.02%	1.01%	1.01%		1.07	%(e)
Before reimbursement/recapture	1.01	%(e)	1.04%	1.02%	1.01%	1.01%		1.07	%(e)
Net investment income (loss), to average net assets	(0.32	%)(e)	(0.19%)	0.89%	0.13%	(0.19%)		0.06	%(e)
Portfolio turnover rate	5	%(d)	40%	44%	71%	67%		75	%(d)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period or years ended:

	Transamerica WMC Emerging Markets
	April 30, 2010			October 31,
For a share outstanding throughout each period	(unaudited)		October 31, 2009	2008(p)
Net asset value
Beginning of period/year	$12.06		$7.66	$10.00

Investment operations
Net investment income(b)	0.01		0.09	—	(h)
Net realized and unrealized gain (loss) on investments	1.36		4.31	(2.34)

Total from investment operations	1.37		4.40	(2.34)

Distributions
Net investment income	(0.06)		—	—
Net realized gains on investments	(0.23)		—	—

Total distributions	(0.29)		—	—

Net asset value
End of period/year	$13.14		$12.06	$7.66

Total return(c)	11.41	%(d)	57.44%	(23.40	%)(d)

Net assets end of period/year	$285,396		$178,592	$76,127

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.40	%(e)	1.40%	1.40	%(e)
Before reimbursement/recapture	1.37	%(e)	1.43%	2.26	%(e)
Net investment income, to average net assets	0.18	%(e)	0.89%	0.15	%(e)
Portfolio turnover rate	67	%(d)	141%	10	%(d)

(a)	Commenced operations on December 6, 2005.

(b)	Calculated based on average number of shares outstanding.

(c)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(d)	Not annualized.

(e)	Annualized.

(f)	Commenced operations on November 15, 2005.

(g)	Commenced operations on January 3, 2007.

(h)	Rounds to less than $(0.01) or $0.01.

(i)	Includes dividends and interest on securities sold short (representing 1.33%, 2.09%, 1.30%, and 1.56% of Average Net Assets for 2010, 2009, 2008 and 2007, respectively).

(j)	Commenced operations on July 1, 2009.

(k)	Commenced operations on August 1, 2006.

(l)	Commenced operations on March 1, 2008.

(m)	Commenced operations on May 1, 2007.

(n)	Commenced operations on September 15, 2008.

(o)	Commenced operations on November 8, 2004.

(p)	Commenced operations on September 30, 2008.

(q)	Commenced operations on January 3, 2006.

(r)	Amount rounds to less than 0.01%.

(*)	Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.01% (see Note 2).
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Understanding Your Funds’ Expenses
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.
The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 invested at November 1, 2009 and held for the entire period until April 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Clarion Global Real Estate Securities	$1,000.00	$1,121.60	$4.79	$1,020.28	$4.56	0.91%
Transamerica Jennison Growth	1,000.00	1,135.00	4.23	1,020.83	4.01	0.80
Transamerica MFS International Equity	1,000.00	1,061.80	4.96	1,019.98	4.86	0.97
Transamerica PIMCO Real Return TIPS	1,000.00	1,042.90	3.65	1,021.22	3.61	0.72
Transamerica PIMCO Total Return	1,000.00	1,043.60	3.75	1,021.12	3.71	0.74

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

Transamerica Funds	Semi-Annual Report 2010

Schedules of Investments Composition
At April 30, 2010
(The following charts summarize the Schedules of Investments of the funds by asset type)
(unaudited)

Transamerica Clarion Global Real Estate Securities

Common Stocks	97.5%
Securities Lending Collateral	12.6
Repurchase Agreement	1.9
Investment Company	0.1
Warrant	0.0 *
Other Assets and Liabilities — Net	(12.1)

Total	100.0%

Transamerica Jennison Growth

Common Stocks	98.2%
Repurchase Agreement	2.5
Securities Lending Collateral	0.3
Other Assets and Liabilities — Net	(1.0)

Total	100.0%

Transamerica MFS International Equity

Common Stocks	97.9%
Securities Lending Collateral	21.5
Repurchase Agreement	1.6
Other Assets and Liabilities — Net	(21.0)

Total	100.0%

Transamerica PIMCO Real Return TIPS

U.S. Government Obligations	97.6%
Corporate Debt Securities	10.0
Foreign Government Obligations	4.1
Mortgage-Backed Securities	1.5
Certificate of Deposit	1.1
U.S. Government Agency Obligations	0.3
Asset-Backed Securities	0.3
Securities Lending Collateral	0.3
Preferred Corporate Debt Security	0.1
Municipal Government Obligations	0.1
Loan Assignment	0.1
Convertible Preferred Stock	0.0 *
Other Assets and Liabilities — Net (a)	(15.5)

Total	100.0%

Transamerica PIMCO Total Return
U.S. Government Obligations	26.6%
U.S. Government Agency Obligations	23.4
Corporate Debt Securities	19.9
Mortgage-Backed Securities	8.1
Municipal Government Obligations	6.5
Short-Term U.S. Government Obligations	5.2
Foreign Government Obligations	5.1
Asset-Backed Securities	2.6
Repurchase Agreement	0.7
Preferred Corporate Debt Securities	0.6
Securities Lending Collateral	0.4
Loan Assignments	0.4
Convertible Preferred Stocks	0.3
Preferred Stocks	0.2
Other Assets and Liabilities — Net (a)	0.0 *

Total	100.0%

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currencies Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

*	Amount rounds to less than 0.1%.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.5%
Australia - 9.8%
CFS Retail Property Trust REIT ^	683,800	$1,206
Dexus Property Group REIT	5,173,098	3,837
Goodman Group REIT	8,615,155	5,601
GPT Group REIT	5,270,868	2,816
ING Office Fund ^	5,098,000	2,861
Lend Lease Corp., Ltd.	278,113	2,189
Mirvac Group REIT	1,551,151	1,990
Stockland REIT	859,340	3,133
Westfield Group REIT	721,643	8,523
Bermuda - 2.4%
Great Eagle Holdings, Ltd.	217,400	608
Hongkong Land Holdings, Ltd. ^	835,400	4,420
Kerry Properties, Ltd.	607,000	2,796
Canada - 2.3%
Brookfield Properties Corp.	145,500	2,325
Calloway REIT	57,700	1,218
Canadian REIT	21,200	598
Primaris Retail REIT	47,700	788
RioCan REIT	137,300	2,623
France - 3.8%
Klepierre REIT ^	114,234	3,937
Mercialys SA REIT ^	52,111	1,749
SILIC REIT ^	8,730	1,029
Unibail-Rodamco REIT ‡	30,710	5,803
Hong Kong - 12.6%
Cheung Kong Holdings, Ltd.	810,924	9,995
Hang Lung Group, Ltd.	398,848	1,948
Hang Lung Properties, Ltd.	740,400	2,687
Henderson Land Development Co., Ltd.	206,000	1,292
Hysan Development Co., Ltd. ‡	218,500	640
Link REIT	792,300	1,954
Sun Hung Kai Properties, Ltd.	1,371,245	18,994
Wharf Holdings, Ltd.	686,450	3,721
Japan - 14.6%
Daito Trust Construction Co., Ltd.	25,700	1,370
Daiwa House Industry Co., Ltd.	254,900	2,743
Frontier Real Estate Investment Corp. REIT ^	193	1,485
Japan Logistics Fund, Inc. REIT	142	1,136
Japan Real Estate Investment Corp. REIT ^	262	2,184
Japan Retail Fund Investment Corp. REIT ^	788	1,061
Kenedix Realty Investment Corp. REIT	263	863
Mitsubishi Estate Co., Ltd.	762,120	13,739
Mitsui Fudosan Co., Ltd.	691,946	12,814
Nippon Accommodations Fund, Inc. REIT	105	549
ORIX, Inc. — Class A REIT	292	1,429
Sumitomo Realty & Development Co., Ltd. ^	352,800	7,239
United Urban Investment Corp. — Class A REIT ^	196	1,275
Jersey, Channel Islands - 0.6%
Atrium European Real Estate, Ltd. §	335,087	1,989
Netherlands - 0.6%
Corio NV REIT ^	34,492	1,995
Norway - 0.8%
Norwegian Property ASA ‡	1,318,010	2,608
Singapore - 2.7%
Ascendas REIT	1,801,139	2,514
Capitacommercial Trust REIT ‡ ^	1,111,000	972
Capitaland, Ltd.	739,050	1,996
CapitaMall Trust REIT ‡ ^	1,048,514	1,479
City Developments, Ltd.	121,000	930
Frasers Centrepoint Trust REIT	552,600	539
Suntec REIT	469,200	472
Sweden - 1.0%
Castellum AB	161,920	1,466
Fabege AB	106,200	659
Hufvudstaden AB — Class A	161,210	1,230
Switzerland - 0.5%
Swiss Prime Site AG ‡	28,450	1,682

	Shares	Value

United Kingdom - 6.1%
British Land Co. PLC REIT	518,665	$3,683
Derwent London PLC REIT	138,729	3,057
Grainger PLC	415,900	883
Great Portland Estates PLC REIT	344,460	1,649
Hammerson PLC REIT	215,282	1,257
Helical Bar PLC	119,250	611
Land Securities Group PLC REIT	659,725	6,598
Safestore Holdings PLC	574,000	1,186
Segro PLC REIT	203,855	962
United States - 39.7%
Acadia Realty Trust REIT ^	49,710	948
Alexandria Real Estate Equities, Inc. REIT ^	37,600	2,662
AMB Property Corp. REIT	119,000	3,315
Apartment Investment & Management Co. — Class A REIT ^	134,200	3,007
AvalonBay Communities, Inc. REIT ^	54,325	5,652
Boston Properties, Inc. REIT ^	25,600	2,019
BRE Properties, Inc. REIT ^	76,600	3,199
Camden Property Trust REIT ^	54,300	2,630
Developers Diversified Realty Corp. REIT	149,400	1,836
Digital Realty Trust, Inc. REIT ^	40,300	2,366
Duke Realty Corp. REIT	171,900	2,326
Equity Residential REIT ^	196,800	8,909
Extra Space Storage, Inc. REIT	55,100	828
Federal Realty Investment Trust REIT ^	44,400	3,436
Highwoods Properties, Inc. REIT ^	91,900	2,938
Host Hotels & Resorts, Inc. REIT ^	495,177	8,052
Hyatt Hotels Corp. — Class A ‡ ^	57,300	2,359
Liberty Property Trust REIT	148,300	5,014
Macerich Co. REIT ^	220,807	9,872
Nationwide Health Properties, Inc. REIT	106,100	3,716
Pebblebrook Hotel Trust REIT ‡	19,400	382
ProLogis REIT ^	454,000	5,979
Public Storage REIT ^	20,900	2,025
Regency Centers Corp. REIT ^	74,900	3,075
Simon Property Group, Inc. REIT	114,403	10,184
SL Green Realty Corp. REIT ^	55,300	3,438
Starwood Hotels & Resorts Worldwide, Inc. ^	86,400	4,710
Tanger Factory Outlet Centers REIT ^	62,100	2,583
Taubman Centers, Inc. REIT ^	63,500	2,754
UDR, Inc. REIT ^	204,283	4,149
Ventas, Inc. REIT	95,300	4,501
Vornado Realty Trust REIT	131,537	10,967

Total Common Stocks (cost $278,060)		319,416

INVESTMENT COMPANY - 0.1%
Luxembourg - 0.1%
ProLogis European Properties	41,450	262
Total Investment Company (cost $178)

WARRANT - 0.0% ¥
Hong Kong - 0.0% ¥
Henderson Land Development Co., Ltd. ‡ Ə Expiration: 12/31/2011
Exercise Price: $58.00	92,140	♦
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 12.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23%▲	41,378,562	41,379
Total Securities Lending Collateral (cost $41,379)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $6,188 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $6,313.	$6,188	$6,188
Total Repurchase Agreement (cost $6,188)

Total Investment Securities (cost $325,805) #		367,245
Other Assets and Liabilities — Net		(39,803)

Net Assets		$327,442

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Investment Trusts	55.7%	$204,726
Real Estate Management & Development	29.4	107,883
Hotels, Restaurants & Leisure	1.9	7,069

Investment Securities, at Value	87.0	319,678
Short-Term Investments	13.0	47,567

Total Investments	100.0%	$367,245

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $39,893.

‡	Non-income producing security.

§	Illiquid. At 04/30/2010, illiquid investment securities aggregated $1,989, or 0.61% of the fund’s net assets.

¥	Amount rounds to less than 0.1%.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value that rounds to less than $1, or less than 0.01% of the fund’s net assets.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $325,805. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,342 and $7,902, respectively. Net unrealized appreciation for tax purposes is $41,440.
DEFINITION:
REIT     Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$7,069	$—	$—	$7,069
Equities — Financials	198,637	113,710	—	312,347
Investment Company — Financials	—	262	—	262
Cash & Cash Equivalent — Repurchase Agreement	—	6,188	—	6,188
Cash & Cash Equivalent — Securities Lending Collateral	41,379	—	—	41,379

Total	$247,085	$120,160	$—	$367,245

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Jennison Growth
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Aerospace & Defense - 4.5%
Boeing Co.	144,570	$10,471
Precision Castparts Corp.	99,700	12,795
United Technologies Corp.	167,640	12,565
Auto Components - 1.2%
Johnson Controls, Inc.	297,100	9,980
Automobiles - 0.3%
Harley-Davidson, Inc.	71,200	2,409
Biotechnology - 3.5%
Celgene Corp. ‡	209,100	12,954
Gilead Sciences, Inc. ‡	265,894	10,548
Vertex Pharmaceuticals, Inc. ‡	126,900	4,920
Capital Markets - 3.5%
Charles Schwab Corp.	617,600	11,914
Goldman Sachs Group, Inc.	60,108	8,728
Morgan Stanley	274,400	8,292
Chemicals - 1.0%
Praxair, Inc.	94,400	7,908
Communications Equipment - 4.2%
Cisco Systems, Inc. ‡	688,500	18,534
Juniper Networks, Inc. ‡	565,891	16,077
Computers & Peripherals - 9.8%
Apple, Inc. ‡	159,395	41,621
Hewlett-Packard Co.	459,200	23,865
NetApp, Inc. ‡	448,700	15,556
Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	297,700	12,676
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. ‡	271,818	9,856
Energy Equipment & Services - 3.3%
Schlumberger, Ltd.	372,010	26,569
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	141,700	8,371
Whole Foods Market, Inc. ‡ ^	145,736	5,687
Food Products - 2.5%
Kraft Foods, Inc. — Class A	265,500	7,859
Mead Johnson Nutrition Co. — Class A	68,000	3,509
Unilever PLC	281,989	8,475
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	77,600	12,095
Baxter International, Inc.	284,900	13,453
Health Care Providers & Services - 3.5%
Express Scripts, Inc. ‡	96,200	9,633
Medco Health Solutions, Inc. ‡	325,800	19,195
Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc. — Class A ^	313,575	11,527
Starbucks Corp.	167,800	4,359
Household Products - 1.3%
Colgate-Palmolive Co.	126,900	10,672
Industrial Conglomerates - 1.2%
Koninklijke Philips Electronics NV	288,200	9,678
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. ‡	231,800	31,771
Internet Software & Services - 5.7%
Baidu, Inc. ADR ‡	13,416	9,248
Google, Inc. — Class A ‡	56,486	29,680
Tencent Holdings, Ltd.	366,300	7,566
IT Services - 5.8%
Mastercard, Inc. — Class A	91,700	22,745
Visa, Inc. — Class A	269,100	24,281

	Shares	Value

Life Sciences Tools & Services - 0.6%
Illumina, Inc. ‡	$120,200	$5,033
Machinery - 1.6%
Cummins, Inc.	73,937	5,340
Ingersoll-Rand PLC	218,000	8,062
Media - 2.4%
Walt Disney Co. ^	523,529	19,287
Multiline Retail - 2.7%
Dollar General Corp. ‡	249,621	7,132
Target Corp.	261,100	14,848
Oil, Gas & Consumable Fuels - 3.3%
Occidental Petroleum Corp.	221,500	19,639
Southwestern Energy Co. ‡	195,700	7,765
Pharmaceuticals - 4.8%
Mylan, Inc. ‡ ^	316,500	6,972
Roche Holding AG ADR	180,700	7,120
Shire PLC ADR	142,060	9,353
Teva Pharmaceutical Industries, Ltd. ADR	256,500	15,064
Road & Rail - 1.4%
Union Pacific Corp.	156,200	11,818
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	565,100	12,901
Software - 8.0%
Adobe Systems, Inc. ‡	519,600	17,453
Microsoft Corp.	959,200	29,294
Salesforce.com, Inc. ‡	145,910	12,490
VMware, Inc. — Class A ‡	91,200	5,622
Specialty Retail - 3.0%
Home Depot, Inc.	277,500	9,782
Staples, Inc.	348,100	8,191
Tiffany & Co.	129,603	6,283
Textiles, Apparel & Luxury Goods - 4.1%
Coach, Inc.	228,459	9,538
Nike, Inc. — Class B	253,130	19,215
Polo Ralph Lauren Corp. — Class A	52,036	4,678

Total Common Stocks (cost $664,108)		800,922

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	2,060,405	2,060
Total Securities Lending Collateral (cost $2,060)

	Principal	Value

REPURCHASE AGREEMENT - 2.5%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $20,419 on 05/03/2010. Collateralized by a U.S. Government Obligation, zero coupon, due 10/07/2010, and with a value of $20,831.	$20,419	20,419
Total Repurchase Agreement (cost $20,419)

Total Investment Securities (cost $686,587) #		823,401
Other Assets and Liabilities — Net		(8,025)

Net Assets		$815,376

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica Jennison Growth
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,019.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $686,587. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $140,777 and $3,963, respectively. Net unrealized appreciation for tax purposes is $136,814.
DEFINITION:
ADR     American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$159,000	$—	$—	$159,000
Equities — Consumer Staples	44,572	—	—	44,572
Equities — Energy	53,973	—	—	53,973
Equities — Financials	41,610	—	—	41,610
Equities — Health Care	126,340	—	—	126,340
Equities — Industrials	61,051	9,678	—	70,729
Equities — Information Technology	289,224	7,566	—	296,790
Equities — Materials	7,908	—	—	7,908
Cash & Cash Equivalent — Repurchase Agreement	—	20,419	—	20,419
Cash & Cash Equivalent — Securities Lending Collateral	2,060	—	—	2,060

Total	$785,738	$37,663	$—	$823,401

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.9%
Austria - 0.5%
Erste Group Bank AG	52,818	$2,345
Bermuda - 1.7%
Esprit Holdings, Ltd.	460,900	3,304
Li & Fung, Ltd.	910,000	4,370
Brazil - 0.5%
Banco Santander Brasil SA ADR	207,460	2,413
Canada - 2.5%
Canadian National Railway Co.	189,563	11,334
Czech Republic - 0.8%
Komercni Banka AS	17,601	3,612
France - 16.2%
Air Liquide SA ^	70,845	8,265
AXA SA ^	245,218	4,873
GDF Suez ^	169,639	6,033
Groupe Danone SA ‡ ^	112,241	6,613
Legrand SA ^	142,842	4,651
LVMH Moet Hennessy Louis Vuitton SA ^	143,092	16,467
Pernod-Ricard SA ^	86,539	7,363
Schneider Electric SA ^	115,947	13,163
Total SA ^	116,286	6,327
Germany - 11.3%
Bayer AG ^	137,654	8,793
Beiersdorf AG ^	112,652	6,384
Deutsche Boerse AG	84,896	6,591
E.ON AG ^	76,529	2,822
Linde AG ^	137,077	16,408
Man AG ^	27,641	2,609
Merck KGaA	50,891	4,183
SAP AG	77,996	3,763
Hong Kong - 0.7%
CNOOC, Ltd.	1,844,000	3,239
India - 2.6%
ICICI Bank, Ltd. ADR	99,330	4,224
Infosys Technologies, Ltd. ADR	123,890	7,418
Italy - 0.4%
Intesa Sanpaolo SpA ‡	606,025	1,997
Japan - 12.1%
AEON Credit Service Co., Ltd. ^	178,700	1,949
Canon, Inc.	182,900	8,366
Fanuc, Ltd.	51,900	6,129
Hirose Electric Co., Ltd. ^	3,300	356
Hoya Corp.	359,800	9,952
INPEX Corp. ^	1,107	7,790
Konica Minolta Holdings, Inc.	237,500	3,004
Lawson, Inc. ^	119,200	5,263
Nomura Holdings, Inc. ^	421,700	2,915
Shin-Etsu Chemical Co., Ltd.	123,100	7,096
Tokyo Electron, Ltd.	36,100	2,367
Korea, Republic of - 1.7%
Samsung Electronics Co., Ltd.	10,031	7,627
Mexico - 0.3%
America Movil SAB de CV — Series L ADR	30,580	1,574
Netherlands - 9.7%
Akzo Nobel NV ^	100,490	5,942
Heineken NV ^	279,255	13,022
ING Groep NV ‡	663,942	5,860
Randstad Holding NV ‡	79,860	4,046
TNT NV	273,372	8,354
Wolters Kluwer NV	343,252	7,013
Singapore - 1.0%
Singapore Telecommunications, Ltd.	2,124,150	4,686
South Africa - 0.7%
MTN Group, Ltd.	229,151	3,371

	Shares	Value

Sweden - 0.7%
Svenska Cellulosa AB — Class B ^	$235,400	$3,067
Switzerland - 16.6%
Actelion, Ltd. ‡	51,899	2,105
Cie Financiere Richemont SA	168,912	6,230
Givaudan SA	7,553	6,572
Julius Baer Group, Ltd.	218,123	7,496
Nestle SA	371,497	18,178
Roche Holding AG	119,730	18,904
Sonova Holding AG	18,562	2,301
Swiss Reinsurance Co., Ltd.	50,145	2,175
Synthes, Inc.	76,435	8,673
UBS AG ‡	151,603	2,349
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	539,461	5,713
United Kingdom - 16.6%
Burberry Group PLC	215,629	2,208
Diageo PLC	605,838	10,333
Hays PLC	1,220,620	2,074
HSBC Holdings PLC	944,497	9,618
Ladbrokes PLC	573,771	1,364
Reckitt Benckiser Group PLC	294,816	15,315
Royal Dutch Shell PLC — Class A	239,332	7,454
Smiths Group PLC	292,563	5,030
Standard Chartered PLC	329,992	8,803
Tesco PLC	509,921	3,382
William Hill PLC	384,774	1,202
WPP PLC	797,811	8,459

Total Common Stocks (cost $399,995)		445,251

SECURITIES LENDING COLLATERAL - 21.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23%▲	97,908,345	97,908
Total Securities Lending Collateral (cost $97,908)

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
State Street Repurchase Agreement 0.01% ▲, dated 04/30/2010, to be repurchased at $7,482 on 05/03/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/25/2039, and with a value of $7,632.	$7,482	7,482
Total Repurchase Agreement (cost $7,482)

Total Investment Securities (cost $505,385) #		550,641
Other Assets and Liabilities — Net		(96,034)

Net Assets		$454,607

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Chemicals	8.0%	$44,283
Commercial Banks	5.9	33,012
Pharmaceuticals	5.7	31,880
Beverages	5.5	30,718
Textiles, Apparel & Luxury Goods	4.5	24,905
Oil, Gas & Consumable Fuels	4.5	24,810
Food Products	4.5	24,791
Electrical Equipment	3.3	17,814
Semiconductors & Semiconductor Equipment	2.8	15,707
Media	2.8	15,472
Household Products	2.8	15,315
Capital Markets	2.3	12,760
Diversified Financial Services	2.3	12,451
Office Electronics	2.1	11,370
Road & Rail	2.0	11,334
Health Care Equipment & Supplies	2.0	10,974
Electronic Equipment & Instruments	1.9	10,308
Machinery	1.6	8,738
Food & Staples Retailing	1.6	8,645
Air Freight & Logistics	1.5	8,354
IT Services	1.3	7,418
Insurance	1.3	7,048
Personal Products	1.2	6,384
Professional Services	1.1	6,120
Multi-Utilities	1.1	6,033
Industrial Conglomerates	0.9	5,030
Wireless Telecommunication Services	0.9	4,945
Diversified Telecommunication Services	0.9	4,686
Distributors	0.8	4,370
Software	0.7	3,763
Specialty Retail	0.6	3,304
Paper & Forest Products	0.6	3,067
Electric Utilities	0.5	2,822
Hotels, Restaurants & Leisure	0.5	2,566
Biotechnology	0.4	2,105
Consumer Finance	0.4	1,949

Investment Securities, at Value	80.8	445,251
Short-Term Investments	19.2	105,390

Total Investments	100.0%	$550,641

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $93,203.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $505,385. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,329 and $11,073, respectively. Net unrealized appreciation for tax purposes is $45,256.
DEFINITION:
ADR     American Depositary Receipt
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$13,234	$37,384	$—	$50,618
Equities — Consumer Staples	34,292	51,559	—	85,851
Equities — Energy	15,244	9,566	—	24,810
Equities — Financials	29,920	37,299	—	67,219
Equities — Health Care	—	44,959	—	44,959
Equities — Industrials	24,567	32,823	—	57,390
Equities — Information Technology	37,177	11,390	—	48,567
Equities — Materials	7,096	40,255	—	47,351
Equities — Telecommunication Services	1,574	8,057	—	9,631
Equities — Utilities	—	8,855	—	8,855
Cash & Cash Equivalent — Repurchase Agreement	—	7,482	—	7,482
Cash & Cash Equivalent — Securities Lending Collateral	97,908	—	—	97,908

Total	$261,012	$289,629	$—	$550,641

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 97.6%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$13,553	$13,453
2.00%, 01/15/2026		32,214	33,435
2.13%, 02/15/2040		10,930	11,606
2.38%, 01/15/2025 - 01/15/2027		103,275	112,410
2.50%, 01/15/2029		14,072	15,598
3.38%, 04/15/2032		611	779
3.63%, 04/15/2028		35,913	45,686
3.88%, 04/15/2029		44,623	59,143
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/2013		1,231	1,264
1.25%, 04/15/2014		1,639	1,710
1.38%, 07/15/2018 - 01/15/2020		43,623	44,155
1.63%, 01/15/2018		16,450	17,209
1.88%, 07/15/2013 - 07/15/2019		135,509	144,663
2.00%, 04/15/2012 - 01/15/2016		104,789	112,190
2.00%, 07/15/2014 (a)		51,052	54,893
2.13%, 01/15/2019		5,270	5,694
2.38%, 04/15/2011 - 01/15/2017 (a)		92,704	100,421
2.50%, 07/15/2016		32,948	36,629
2.63%, 07/15/2017		5,438	6,099
3.00%, 07/15/2012		32,668	35,368
3.38%, 01/15/2012		11,174	11,978
U.S. Treasury Note
2.50%, 04/30/2015		40,600	40,749
3.13%, 04/30/2017		7,700	7,705

Total U.S. Government Obligations (cost $866,961)			912,837

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
Fannie Mae
0.41%, 08/25/2034 *		127	118
1.64%, 10/01/2044 *		63	62
Freddie Mac
0.48%, 02/15/2019 *		2,239	2,238

Total U.S. Government Agency Obligations (cost $2,462)			2,418

FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
Australia Government Bond
3.00%, 09/20/2025	AUD	2,700	2,602
4.00%, 08/20/2015	AUD	1,500	2,281
4.00%, 08/20/2020 ^	AUD	1,400	2,051
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR	1,300	1,916
Canadian Government Bond
2.00%, 12/01/2014	CAD	23,300	22,048
2.50%, 06/01/2015	CAD	7,200	6,924
France Government Bond
1.30%, 07/25/2019	EUR	201	275

Total Foreign Government Obligations (cost $38,395)			38,097

MORTGAGE-BACKED SECURITIES - 1.5%
Arkle Master Issuer PLC
Series 2010-1A , Class 2A
0.34%, 02/17/2052 * §		$2,600	2,600
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051		530	529

		Principal	Value

MORTAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		$43	$44
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.81%, 03/25/2035 *		855	799
Series 2005-2, Class A2
2.93%, 03/25/2035 *		270	263
Series 2005-5, Class A1
2.53%, 08/25/2035 *		263	253
Series 2005-5, Class A2
2.56%, 08/25/2035 *		451	433
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.82%, 12/25/2035 *		41	39
Series 2005-6, Class A1
2.51%, 08/25/2035 *		317	299
Series 2005-6, Class A2
4.25%, 08/25/2035 *		401	376
Series 2005-6, Class A3
4.10%, 08/25/2035 *		57	53
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *		400	405
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-R2, Class 1AF1
0.60%, 06/25/2035 - 144A *		283	232
Series 2005-3, Class 1A2
0.55%, 04/25/2035 *		1,162	713
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.48%, 06/25/2045 *		475	302
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.95%, 09/25/2035 *		821	800
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043		510	518
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *		200	199
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.66%, 03/25/2036 *		842	318
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049		300	297
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *		1,200	1,208
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.44%, 06/25/2046 *		1,259	569
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 5, Class A
0.61%, 10/19/2026 *	$141	$114
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.47%, 05/25/2046 *	1,052	603
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 *	720	732
Series 2006-C28, Class A4
5.57%, 10/15/2048	400	400
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *	815	822

Total Mortgage-Backed Securities (cost $14,289)		13,920

ASSET-BACKED SECURITIES - 0.3%
ARES CLO Funds
Series 2006-6RA, Class A1B
0.48%, 03/12/2018 - 144A *	890	855
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036	1,247	670
Equity One, Inc.
Series 2004-1, Class AV2
0.56%, 04/25/2034 *	47	33
Gaz Capital SA for Gazprom
7.34%, 04/11/2013 - 144A	300	321
Magnolia Funding, Ltd.
Series 2010-1A, Class A1
3.00%, 04/20/2017 - 144A §	582	774
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036	485	268
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
0.60%, 01/25/2034 - 144A *	4	3

Total Asset-Backed Securities (cost $3,347)		2,924

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	500	373
Tobacco Settlement Financing Corp. Series 2002-A, Class A
6.00%, 06/01/2023	460	464
7.47%, 06/01/2047	675	557

Total Municipal Government Obligations (cost $1,543)		1,394

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž	800	832
Total Preferred Corporate Debt Security (cost $800)

		Principal	Value

CORPORATE DEBT SECURITIES - 10.0%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
0.53%, 02/06/2012 *		$500	$493
0.59%, 06/28/2010 *		3,000	3,000
0.72%, 03/22/2016 *		5,455	5,023
Morgan Stanley — Series F
0.55%, 01/09/2012 *		200	198
0.75%, 10/18/2016 *		800	737
2.35%, 05/14/2010 *		9,400	9,405
Morgan Stanley
0.99%, 03/01/2013 *	EUR	500	634
Commercial Banks - 1.2%
ANZ National International, Ltd.
0.69%, 08/19/2014 - 144A *		$2,000	2,016
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		1,700	1,874
Bank of Scotland PLC
4.88%, 04/15/2011 - Reg S §		1,100	1,143
HBOS PLC
6.75%, 05/21/2018 - 144A		1,000	958
National Australia Bank, Ltd.
5.35%, 06/12/2013 - 144A ^		1,400	1,523
Wachovia Bank NA
0.32%, 12/02/2010 *		1,200	1,200
Wachovia Corp.
0.44%, 04/23/2012 *		1,100	1,092
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		1,500	1,583
Consumer Finance - 0.3%
American Express Credit Corp.
1.66%, 05/27/2010 *		2,600	2,602
SLM Corp.
5.05%, 11/14/2014		300	278
Diversified Financial Services - 2.8%
Citigroup Funding, Inc.
1.30%, 05/07/2010 *		6,600	6,600
Citigroup, Inc.
0.34%, 05/18/2011 *		1,500	1,492
Countrywide Home Loans, Inc.
4.00%, 03/22/2011 ^		500	512
Ford Motor Credit Co., LLC
7.25%, 10/25/2011		1,950	2,014
7.80%, 06/01/2012		150	156
General Electric Capital Corp.
0.27%, 12/21/2012 *		2,800	2,799
GMAC, Inc.
6.88%, 09/15/2011		500	509
Green Valley, Ltd.
4.24%, 01/10/2011 - 144A * §	EUR	300	397
Longpoint Re, Ltd.
5.49%, 05/10/2010 - 144A * §		$600	599
Merrill Lynch & Co., Inc.
1.39%, 09/27/2012 *	EUR	7,400	9,613
Mystic Re, Ltd.
10.25%, 06/07/2011 - 144A * §		$1,000	1,015
Vita Capital III, Ltd.
1.41%, 01/01/2012 - 144A * §		400	386
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Food Products - 0.6%
Tyson Foods, Inc.
10.50%, 03/01/2014 ^		$5,000	$5,931
Household Durables - 0.4%
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,643
Insurance - 2.6%
AIG SunAmerica Life Assurance Company
0.47%, 07/26/2010 *		2,500	2,458
American International Group, Inc.
8.18%, 05/15/2058 * ^		3,650	3,162
8.63%, 05/22/2068 - Reg S *	GBP	500	646
Foundation RE II, Ltd.
7.00%, 11/26/2010 - 144A * §		$500	492
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015 ^		6,000	6,438
Metropolitan Life Global Funding I
2.15%, 06/10/2011 - 144A *		7,000	7,106
New York Life Global Funding
4.65%, 05/09/2013 - 144A		1,600	1,717
Pacific Life Global Funding
5.15%, 04/15/2013 - 144A		500	529
Residential Reinsurance 2007, Ltd.
7.50%, 06/07/2010 - 144A * §		1,600	1,604

Total Corporate Debt Securities (cost $89,140)			93,577

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ¥
Commercial Banks - 0.0% ¥
Wells Fargo & Co., 7.50% ▲	400	394
Total Convertible Preferred Stock (cost $400)

	Principal	Value

LOAN ASSIGNMENT - 0.1%
Automobiles - 0.1%
DaimlerChrysler Financial
4.24%, 08/01/2014	$831	830
Total Loan Assignment (cost $792)

CERTIFICATE OF DEPOSIT - 1.1%
Commercial Banks - 1.1%
Barclays Bank PLC
1.11%, 03/22/2011	10,600	10,600
Total Certificate of Deposit (cost $10,600)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.23% ▲	2,758,867	2,759
Total Securities Lending Collateral (cost $2,759)

Total Investment Securities (cost $1,031,488) #		1,080,582
Other Assets and Liabilities — Net		(145,375)

Net Assets		$935,207

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ¥
Put Options - 0.0% ¥
10-Year U.S. Treasury Note	$(83)	$(4)
Put Strike $115.00
Expires 05/21/2010
10-Year U.S. Treasury Note	(41)	(1)
Put Strike $114.00
Expires 05/21/2010
Call Options - 0.0% ¥
10-Year U.S. Treasury Note	(63)	(38)
Call Strike $118.00
Expires 05/21/2010
10-Year U.S. Treasury Note	(61)	(16)
Call Strike $119.00
Expires 05/21/2010

Total Written Options (Premiums: $71)		$(59)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receivable	Exercise	Expiration	Notional
Description	Index	Floating Rate	Rate	Date	Amount	Premiums	Value

Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	$(4,200)	$(16)	$(14)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	(1,400)	(6)	(5)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	(19,000)	(65)	(65)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	(5,000)	(33)	(17)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	10/29/2010	(1,400)	(9)	(7)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	10/29/2010	(9,600)	(32)	(51)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	10/29/2010	(1,600)	(7)	(9)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(3,400)	(19)	(26)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	06/14/2010	(4,400)	(27)	(18)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(5,600)	(48)	♦
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(15,100)	(110)	(123)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(14,000)	(67)	(115)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	03/10/2020	(1,800)	(14)	(12)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	03/12/2020	(7,600)	(64)	(53)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	04/07/2020	(14,200)	(127)	(101)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	06/14/2010	(4,400)	(11)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(5,600)	(24)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(14,000)	(95)	(49)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(15,100)	(81)	(53)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(19,000)	(103)	(30)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(1,400)	(7)	(2)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(5,000)	(50)	(8)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(4,200)	(38)	(7)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	10/29/2010	(9,600)	(69)	(25)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	10/29/2010	(1,600)	(8)	(4)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	10/29/2010	(1,400)	(11)	(4)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(3,400)	(28)	(24)
Put — Interest Rate Swap, European Style	OTC USD vs RYL	Pay	5.37	09/20/2010	(8,000)	(158)	(1)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	5.50	08/31/2010	(7,000)	(75)	♦
Put — Interest Rate Swap, European Style	7-Year IRO USD	Pay	6.00	08/31/2010	(500)	(4)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,400)	(9)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,600)	(18)	(1)

						$(1,433)	$(825)

SWAP AGREEMENTS: (b)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit				Unrealized
	Fixed Deal			Spread at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Maturity Date	Counterparty	04/30/2010 (3)	Amount (4)	Value	Paid	(Depreciation)

Black and Decker Corp.
8.95%, 04/15/2014	2.20%	06/20/2014	CBK	22.77	$3,000	$(238)	$—	$(238)
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015	0.76%	09/20/2015	BRC	119.37	6,000	120	—	120
Tyson Foods, Inc.
6.60%, 03/20/2014	1.00%	03/20/2014	BPS	129.10	6,000	77	344	(267)

						$(41)	$344	$(385)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied Credit				Unrealized
	Fixed Deal			Spread at	Notional	Market	Premiums Paid	Appreciation
Reference Obligation	Receive Rate	Maturity Date	Counterparty	04/30/2010 (3)	Amount (4)	Value	(Received)	(Depreciation)

American International Group, Inc.
6.25%, 05/01/2036	5.00%	12/20/2013	DUB	233.45	$6,500	$570	$(477)	$1,047
Federative Republic of Brazil
12.25%, 03/06/2030	1.00%	06/20/2015	BRC	123.00	1,000	(11)	(9)	(2)
Federative Republic of Brazil
12.25%, 03/06/2030	1.00%	06/20/2020	DUB	148.79	2,500	(91)	(82)	(9)
United Kingdom Gilt
4.25%, 06/07/2032 §	1.00%	06/20/2015	CBK	72.00	1,600	18	13	5

						$486	$(555)	$1,041

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): (b)
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

								Unrealized
				Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	Paid	(Depreciation)

BRL-CDI	14.77%	01/02/2012	HUS	BRL	$200	$9	$1	$8
BRL-CDI	14.77%	01/02/2012	MLC	BRL	1,100	51	1	50
BRL-CDI	11.89%	01/02/2013	HUS	BRL	4,800	(20)	6	(26)
FRC — Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	5,000	211	—	211
FRC — Excluding Tobacco-Non-Revised CPI	2.04%	02/21/2011	BPS	EUR	5,500	207	—	207

						$458	$8	$450

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

								Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

BRL-CDI	10.58%	01/02/2012	UAG	BRL	$13,000	$(202)	$(2)	$(200)
BRL-CDI	11.14%	01/02/2012	HUS	BRL	2,600	4	10	(6)
BRL-CDI	10.68%	01/02/2012	BRC	BRL	14,800	(192)	(66)	(126)
BRL-CDI	10.12%	01/02/2012	MYC	BRL	3,000	(79)	(13)	(66)
BRL-CDI	11.89%	01/02/2013	GLM	BRL	20,100	(85)	12	(97)
BRL-CDI	11.98%	01/02/2013	MYC	BRL	5,300	(18)	—	(18)
FRC — Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2011	UAG	EUR	2,800	121	—	121

						$(451)	$(59)	$(392)

FUTURES CONTRACTS:

			Net Unrealized
Description	Contracts ┌	Expiration Date	Appreciation

3-month EURIBOR	46	06/14/2010	$99
90-Day Euro	66	06/13/2011	28
Euro	104	06/14/2010	77
3-month Sterling	36	12/15/2010	8
German Euro Bund	89	06/08/2010	221

			$433

FORWARD FOREIGN CURRENCY CONTRACTS: (c)

			Amount in	Net Unrealized
			U.S. Dollars	Appreciation
Currency	Bought (Sold)	Settlement Date	Bought (Sold)	(Depreciation)

Australian Dollar	(150)	05/28/2010	$(136)	$(2)
Brazilian Real	732	06/02/2010	405	13
Canadian Dollar	28,921	05/04/2010	28,758	(286)
Canadian Dollar	(28,921)	05/04/2010	(28,648)	177
Canadian Dollar	(695)	05/07/2010	(685)	♦
Canadian Dollar	(28,921)	07/07/2010	(28,755)	286
Chinese Yuan Renminbi	(2,635)	06/07/2010	(390)	3
Chinese Yuan Renminbi	9,936	06/07/2010	1,465	(6)
Chinese Yuan Renminbi	(1,756)	06/07/2010	(260)	2
Chinese Yuan Renminbi	3,901	06/07/2010	575	(2)
Chinese Yuan Renminbi	(2,433)	06/07/2010	(360)	3
Chinese Yuan Renminbi	3,196	06/07/2010	470	(1)
Chinese Yuan Renminbi	1,874	11/17/2010	283	(5)
Chinese Yuan Renminbi	2,866	11/17/2010	433	(8)
Chinese Yuan Renminbi	883	11/17/2010	133	(2)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued): (c)

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chinese Yuan Renminbi	3,456	11/17/2010	$521	$(9)
Chinese Yuan Renminbi	1,786	11/17/2010	270	(5)
Chinese Yuan Renminbi	1,793	11/17/2010	271	(5)
Chinese Yuan Renminbi	3,516	11/17/2010	530	(9)
Chinese Yuan Renminbi	1,273	11/23/2010	192	(3)
Chinese Yuan Renminbi	896	11/23/2010	135	(2)
Chinese Yuan Renminbi	1,726	01/10/2011	260	(4)
Chinese Yuan Renminbi	2,391	01/10/2011	360	(5)
Chinese Yuan Renminbi	2,590	01/10/2011	390	(5)
Euro	548	05/24/2010	733	(3)
Euro	(12,617)	07/26/2010	(16,908)	107
Euro	(299)	01/04/2011	(398)	♦
Japanese Yen	121,408	05/06/2010	1,291	2
Japanese Yen	(56,235)	05/06/2010	(600)	1
Japanese Yen	(65,173)	05/06/2010	(700)	6
Japanese Yen	(539,086)	05/17/2010	(5,787)	47
Japanese Yen	(55,883)	05/17/2010	(594)	(1)
Japanese Yen	(37,411)	05/17/2010	(407)	8
Japanese Yen	280,113	05/17/2010	3,010	(28)
Japanese Yen	(121,408)	06/03/2010	(1,291)	(2)
Malaysian Ringgit	8	06/14/2010	2	♦
Malaysian Ringgit	(8)	06/14/2010	(3)	♦
Malaysian Ringgit	35	10/12/2010	10	1
Malaysian Ringgit	34	10/12/2010	10	1
Malaysian Ringgit	15	10/12/2010	4	♦
Malaysian Ringgit	(84)	10/12/2010	(26)	♦
Mexican Peso	(19,374)	09/24/2010	(1,557)	9
Mexican Peso	(12,425)	09/24/2010	(1,000)	7
Mexican Peso	(7,431)	09/24/2010	(600)	6
Mexican Peso	(23,563)	09/24/2010	(1,900)	17
Mexican Peso	(8,694)	09/24/2010	(700)	5
Mexican Peso	(14,885)	09/24/2010	(1,200)	11
Mexican Peso	86,371	09/24/2010	6,686	218
Philippine Peso	(112)	11/15/2010	(2)	♦
Philippine Peso	225	11/15/2010	5	♦
Philippine Peso	(113)	11/15/2010	(2)	♦
Pound Sterling	(67)	06/24/2010	(100)	(2)
Pound Sterling	(2,039)	06/24/2010	(3,077)	(43)
Republic of Korea Won	949,599	07/28/2010	800	59
Republic of Korea Won	601,400	07/28/2010	500	44
Republic of Korea Won	96,000	07/28/2010	81	6
Republic of Korea Won	95,717	07/28/2010	80	6
Republic of Korea Won	95,634	07/28/2010	81	5
Republic of Korea Won	158,991	07/28/2010	134	9
Republic of Korea Won	380,563	08/27/2010	323	21
Republic of Korea Won	171,142	11/12/2010	146	9
Republic of Korea Won	362,654	11/12/2010	310	19
Republic of Korea Won	175,170	11/12/2010	150	9
Republic of Korea Won	357,957	11/12/2010	310	14
Republic of Korea Won	340,050	11/12/2010	300	8
Republic of Korea Won	348,780	11/12/2010	300	16
Republic of Korea Won	361,956	11/12/2010	310	18
Republic of Korea Won	320,599	11/12/2010	272	19
Republic of Korea Won	664,535	11/12/2010	580	22
Republic of Korea Won	93,555	11/12/2010	80	5
Republic of Korea Won	235,280	11/12/2010	200	13
Republic of Korea Won	348,570	11/12/2010	300	16
Republic of Korea Won	(911,600)	11/12/2010	(800)	(26)
Republic of Korea Won	173,850	11/12/2010	150	8
Republic of Korea Won	175,950	11/12/2010	150	9
Republic of Korea Won	235,640	11/12/2010	200	14
Republic of Korea Won	679,148	11/12/2010	590	26
Republic of Korea Won	362,468	11/12/2010	310	19
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued): (c)

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Singapore Dollar	(837)	05/06/2010	$(600)	$(11)
Singapore Dollar	837	05/06/2010	609	1
Singapore Dollar	(837)	06/16/2010	(609)	(1)
Singapore Dollar	767	06/16/2010	539	20
Singapore Dollar	1,611	06/16/2010	1,140	36
Singapore Dollar	2,558	06/16/2010	1,800	66
Singapore Dollar	(1,119)	06/16/2010	(800)	(17)
Singapore Dollar	2,032	06/16/2010	1,440	43
Swiss Franc	(640)	05/10/2010	(606)	11

				$1,008

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,704.

§	Illiquid. At 04/30/2010, illiquid investment securities aggregated $9,010, or 0.96%, and illiquid derivatives aggregated to $18, or less than 0.01%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

¥	Amount rounds to less than 0.1%.

▲	Rate shown reflects the yield at 04/30/2010.

┌	Contract amounts are not in thousands.

♦	Amount rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $1,031,488. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,251 and $3,157, respectively. Net unrealized appreciation for tax purposes is $49,094.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(a)	A portion of these securities, in the amount of $495, have been segregated with the broker to cover margin requirements for open futures contracts.

(b)	Cash, in the amount of $1,140, and a U.S. Treasury Bill, in the amount of $270, have been pledged as collateral with the custodian to cover open swap contracts.

(c)	Cash, in the amount of $300, has been pledged as collateral with the custodian to cover open currency contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $22,401, or 2.40%, of the fund’s net assets.

AUD	Australian Dollar
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

DEFINITIONS: (continued)

BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FRC	Fixed Rate Credit
GBP	Pound Sterling
GLM	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
IRO	Interest Rate Option
LB	Lehman Brothers
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland
UAG	UBS AG
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Financials	$394	$—	$—	$394
Fixed Income — Asset-Backed Security	—	2,924	—	2,924
Fixed Income — Consumer Discretionary	—	4,473	—	4,473
Fixed Income — Consumer Staples	—	5,931	—	5,931
Fixed Income — Financials	—	95,435	—	95,435
Fixed Income — Foreign Government Obligation	—	38,097	—	38,097
Fixed Income — Mortgage-Backed Security	—	13,920	—	13,920
Fixed Income — Municipal Government Obligation	—	1,394	—	1,394
Fixed Income — U.S. Government Agency Obligation	—	2,418	—	2,418
Fixed Income — U.S. Government Obligation	—	912,837	—	912,837
Cash & Cash Equivalent — Securities Lending Collateral	2,759	—	—	2,759

Total	$3,153	$1,077,429	$—	$1,080,582

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Futures Contracts — Appreciation	$—	$433	$—	$433
Interest Rate Swap — Appreciation	—	597	—	597
Interest Rate Swap — Depreciation	—	(539)	—	(539)
Credit Default Swap — Appreciation	—	1,167	5	1,172
Credit Default Swap — Depreciation	—	(516)	—	(516)
Forward Foreign Currency Contracts — Appreciation	—	1,501	—	1,501
Forward Foreign Currency Contracts — Depreciation	—	(493)	—	(493)

Total	$—	$2,155	$—	$2,155

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Swaption	$—	$(825)	$—	$(825)
Written Option	—	(59)	—	(59)

Total	$—	$(884)	$—	$(884)

Level 3 Rollforward — Other Financial Instruments*

			Accrued	Total	Change in	Net Transfers
	Beginning Balance		Discounts/	Realized	Unrealized	In/(Out)	Ending Balance
Securities	at 10/31/2009	Net Purchases	(Premiums)	Gain/(Loss)	Appreciation	of Level 3	at 04/30/2010

Credit Default Swap — Appreciation	$—	$13	$—	$—	$5	$—	$18

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 26.6%
U.S. Treasury Bond
3.50%, 02/15/2039	$500	$418
4.25%, 05/15/2039	3,300	3,151
4.38%, 02/15/2038 - 11/15/2039	9,900	9,657
4.63%, 02/15/2040	1,000	1,016
6.25%, 08/15/2023	2,900	3,546
7.13%, 02/15/2023	3,600	4,712
7.25%, 08/15/2022	900	1,187
7.50%, 11/15/2024	200	273
7.88%, 02/15/2021	8,800	11,987
8.00%, 11/15/2021	2,100	2,903
8.13%, 08/15/2019 - 05/15/2021	4,800	6,621
8.50%, 02/15/2020	2,400	3,359
8.75%, 08/15/2020	2,800	4,004
8.88%, 02/15/2019	7,500	10,591
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/2020	3,608	3,640
U.S. Treasury Note
0.88%, 01/31/2012	2,000	2,001
2.38%, 08/31/2014 - 09/30/2014	8,350	8,413
2.50%, 04/30/2015	14,600	14,654
3.00%, 02/28/2017 (a)	12,000	11,943
3.13%, 10/31/2016 (a)	12,700	12,795
3.13%, 04/30/2017	500	500
3.25%, 12/31/2016 (a)	14,200	14,374
3.63%, 08/15/2019 - 02/15/2020	21,600	21,541

Total U.S. Government Obligations (cost $152,503)		153,286

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.4%
Fannie Mae
0.36%, 01/25/2021 *	558	552
0.61%, 09/25/2042 *	519	508
1.64%, 10/01/2044 *	793	780
1.64%, 03/01/2044 *	1,603	1,635
2.69%, 03/01/2034 *	404	419
2.74%, 11/01/2033 *	190	198
2.80%, 01/01/2028 *	55	58
3.17%, 01/01/2026 *	4	4
4.00%, 07/01/2024 - 01/01/2040	17,840	17,897
4.50%, 06/01/2039 - 10/01/2039	10,666	10,767
4.69%, 09/01/2035 *	1,025	1,073
4.73%, 07/01/2035 *	817	847
5.00%, 06/01/2013 - 02/01/2036	10,796	11,350
5.50%, 07/01/2016 - 06/01/2037	45,441	48,059
6.00%, 10/01/2035 - 11/01/2037	1,522	1,623
6.30%, 10/17/2038	1,188	1,317
6.50%, 08/01/2029 - 10/01/2037	3,752	4,074
Fannie Mae, IO
6.84%, 07/25/2034 * §	2,450	369
Fannie Mae, TBA
5.50%, 05/01/2023	1,000	1,069

		Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac
1.66%, 10/25/2044 *		$517	$495
1.86%, 07/25/2044 *		536	528
2.50%, 03/01/2034 *		244	253
2.61%, 03/01/2034 *		234	243
2.81%, 11/01/2033 *		209	218
4.50%, 06/15/2017 - 09/15/2018		2,058	2,139
4.74%, 09/01/2035 *		936	978
5.00%, 02/15/2020 - 04/15/2030		4,665	4,826
5.11%, 01/01/2036 *		4,146	4,309
5.22%, 09/01/2035 *		63	65
5.50%, 03/15/2017		97	101
6.50%, 04/15/2029 - 07/25/2043		33	36
Freddie Mac, TBA
5.50%, 05/01/2040		1,000	1,056
Ginnie Mae
4.38%, 05/20/2024 *		58	60
6.00%, 11/15/2037 - 04/15/2038		8,570	9,206
6.50%, 07/15/2023 - 02/15/2039		3,898	4,229
Ginnie Mae, IO
6.30%, 04/16/2033 - 10/16/2033 * §		2,115	272
6.34%, 08/16/2033 - 09/20/2034 * §		4,643	570
Overseas Private Investment Corp.
5.10%, 12/10/2012		2,600	2,773

Total U.S. Government Agency Obligations (cost $130,779)			134,956

FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
Bundesrepublik Deutschland
3.75%, 01/04/2019	EUR	900	1,280
Bundesschatzanweisungen
1.00%, 03/16/2012	EUR	9,800	13,104
Canadian Government Bond
1.50%, 03/01/2012	CAD	8,100	7,916
Export-Import Bank of Korea
0.51%, 10/04/2011 - 144A *		$2,500	2,503
8.13%, 01/21/2014		3,300	3,840
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		200	212
Republic of Brazil
10.25%, 01/10/2028 ^	BRL	1,000	582

Total Foreign Government Obligations (cost $28,433)			29,437

MORTGAGE-BACKED SECURITIES - 8.1%
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.45%, 09/25/2046 *		$1,084	$628
Series 2006-4, Class 1A12
0.47%, 10/25/2046 *		2,481	1,347
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		200	199
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Corp.
Series 2005-D, Class A1
2.99%, 05/25/2035 *	$1,138	$1,120
Series 2006-J, Class 4A1
6.03%, 01/20/2047 *	142	107
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.10%, 08/25/2033 *	1,013	991
Series 2003-8, Class 2A1
3.55%, 01/25/2034 *	21	20
Series 2003-8, Class 4A1
3.68%, 01/25/2034 *	155	148
Series 2005-2, Class A2
2.93%, 03/25/2035 *	793	773
Series 2005-5, Class A2
2.56%, 08/25/2035 *	331	318
Series 2005-7, Class 22A1
5.12%, 09/25/2035 *	341	264
Series 2006-6, Class 32A1
5.58%, 11/25/2036 *	392	264
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.58%, 01/26/2036 *	343	220
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.51%, 08/25/2035 - 144A *	270	180
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, 08/25/2035 *	401	376
Series 2007-10, Class 22AA
5.93%, 09/25/2037 *	2,549	1,890
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	339
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	202
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	4	4
Series 2005-81, Class A1
0.54%, 02/25/2037 *	710	410
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	594	389
Series 2006-J8, Class A2
6.00%, 02/25/2037	493	351
Series 2006-OA17, Class 1A1A
0.45%, 12/20/2046 *	2,749	1,479
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	700	442
Series 2007-HY4, Class 1A1
5.01%, 06/25/2037 *	1,289	806
Series 2007-OA6, Class A1B
0.46%, 06/25/2037 *	1,316	733

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
3.32%, 10/19/2032 *	$18	$9
Series 2004-12, Class 12A1
3.95%, 08/25/2034 *	528	450
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	671	609
Series 2005-R2, Class 1AF1
0.60%, 06/25/2035 - 144A *	1,943	1,594
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.84%, 03/25/2032 - 144A *	1	1
Series 2003-AR15, Class 2A1
2.91%, 06/25/2033 *	1,099	992
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	900	594
Series 2006-AR6, Class A1
0.34%, 02/25/2037 *	61	61
Series 2007-AR1, Class A3B
0.33%, 01/25/2047 *	115	113
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	492	334
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.34%, 08/25/2035 *	85	78
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.37%, 03/06/2020 - 144A *	792	765
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.95%, 09/25/2035 *	169	165
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.50%, 03/19/2036 *	1,852	1,110
Series 2006-12, Class 2A11
0.35%, 01/19/2038 *	108	108
Series 2006-12, Class 2A2A
0.45%, 01/19/2038 *	1,258	743
Series 2006-6, Class 5A1A
5.77%, 08/19/2036 *	748	616
Series 2007-1, Class 2A1A
0.39%, 04/19/2038 *	1,336	758
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.92%, 12/25/2034 *	56	43
Series 2006-AR14, Class 1A1A
0.35%, 11/25/2046 *	127	127
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	$272	$275
Series 2007-A1, Class 5A5
3.44%, 07/25/2035 *	1,022	1,002
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	1,892
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.46%, 10/25/2046 *	773	467
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.66%, 03/25/2036 *	177	67
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.69%, 12/15/2030 *	470	448
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.25%, 10/25/2035 *	48	41
Series 2005-3, Class 4A
0.51%, 11/25/2035 *	49	41
Series 2005-A10, Class A
0.47%, 02/25/2036 *	197	156
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	100	101
Series 2007-XLFA, Class A1
0.32%, 10/15/2020 - 144A *	706	648
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
0.47%, 04/25/2046 *	575	246
Series 2006-QO6, Class A1
0.44%, 06/25/2046 *	378	171
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.66%, 01/25/2046 *	386	173
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	4	4
Sequoia Mortgage Trust
Series 10, Class 2A1
0.64%, 10/20/2027 *	54	49
Series 2007-1, Class 1A1
2.74%, 01/20/2047 *	778	627
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.82%, 01/25/2035 *	236	122

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.92%, 09/19/2032 *	$23	$21
Series 2005-AR5, Class A1
0.51%, 07/19/2035 *	41	28
Series 2005-AR5, Class A2
0.51%, 07/19/2035 *	75	65
Series 2005-AR5, Class A3
0.51%, 07/19/2035 *	143	136
Series 2005-AR8, Class A1A
0.54%, 02/25/2036 *	639	381
Series 2006-AR3, Class 12A1
0.48%, 05/25/2036 *	739	428
Series 2006-AR6, Class 2A1
0.45%, 07/25/2046 *	2,600	1,556
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.67%, 06/25/2033 *	1,224	1,075
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.37%, 01/25/2037 *	176	160
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.37%, 11/25/2046 *	661	646
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.34%, 09/15/2021 - 144A *	1,079	967
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
3.04%, 02/27/2034 *	25	24
Series 2002-AR9, Class 1A
1.87%, 08/25/2042 *	13	10
Series 2003-AR5, Class A7
2.81%, 06/25/2033 *	839	828
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *	1,608	1,624
Series 2003-R1, Class A1
0.80%, 12/25/2027 *	857	771
Series 2005-AR11, Class A1A
0.58%, 08/25/2045 *	688	565
Series 2006-AR19, Class 1A
1.18%, 01/25/2047 *	1,258	734
Series 2006-AR19, Class 1A1A
1.17%, 01/25/2047 *	1,071	701
Series 2006-AR9, Class 2A
3.29%, 08/25/2046 *	696	481
Series 2007-HY1, Class 4A1
5.40%, 02/25/2037 *	2,525	1,885
Series 2007-OA1, Class A1A
1.16%, 02/25/2047 *	2,641	1,659
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	$386	$389
Series 2004-CC, Class A1
4.93%, 01/25/2035 *	345	337
Series 2006-AR4, Class 2A6
5.72%, 04/25/2036 *	304	96
Series 2006-AR8, Class 2A4
5.03%, 04/25/2036 *	1,040	990

Total Mortgage-Backed Securities (cost $53,065)		46,357

ASSET-BACKED SECURITIES - 2.6%
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
0.31%, 02/25/2037 *	229	228
ACE Securities Corp.
Series 2006-NC3, Class A2A
0.31%, 12/25/2036 *	170	153
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.84%, 07/25/2032 *	4	4
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.61%, 06/25/2034 *	406	323
Series 2006-HE1, Class A2A
0.32%, 01/25/2037 *	167	164
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.73%, 04/15/2014 - 144A *	642	619
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.92%, 10/25/2032 *	20	18
Series 2006-SD4, Class 1A1
4.11%, 10/25/2036 *	937	715
Series 2007-AQ1, Class A1
0.37%, 11/25/2036 *	979	667
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
0.31%, 10/25/2036 *	178	174
Chase Issuance Trust
Series 2009-A8, Class A8
0.65%, 09/17/2012 *	1,900	1,902
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.36%, 10/25/2036 *	325	322
Series 2007-AHL1, Class A2A
0.30%, 12/25/2036 *	562	530
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
0.31%, 05/25/2037 *	350	345
Series 2006-26, Class 2A1
0.34%, 06/25/2037 *	314	304
Series 2006-SD1, Class A1
0.42%, 02/25/2036 - 144A *	22	22
Series 2007-1, Class 2A1
0.31%, 07/25/2037 *	646	632
Series 2007-7, Class 2A1
0.34%, 10/25/2047 *	112	107

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.33%, 01/25/2037 *	$577	$272
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.63%, 12/25/2034 *	51	51
Series 2007-FF1, Class A2A
0.30%, 01/25/2038 *	53	53
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.32%, 01/25/2037 *	285	240
Gaz Capital SA for Gazprom
8.15%, 04/11/2018 - 144A	1,000	1,111
8.63%, 04/28/2034	500	590
Home Equity Asset Trust
Series 2002-1, Class A4
0.86%, 11/25/2032 *	♦	♦
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
0.31%, 07/25/2036 *	33	33
Series 2007-CH3, Class A5
0.52%, 03/25/2037 *	3,500	1,428
Lehman XS Trust
Series 2006-16N, Class A1A
0.34%, 11/25/2046 *	89	90
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	236	239
Morgan Stanley ABS Capital I
Series 2006-HE7, Class A2A
0.31%, 09/25/2036 *	15	15
Series 2006-HE8, Class A2A
0.31%, 10/25/2036 *	29	29
Series 2007-NC1, Class A2A
0.31%, 11/25/2036 *	61	61
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.31%, 12/25/2036 *	505	490
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 *	483	349
Series 2007-3XS, Class 2A1A
0.33%, 01/25/2047 *	488	405
Series 2007-8XS, Class A1
5.75%, 04/25/2037 *	504	343
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
0.32%, 03/25/2037 *	142	141
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.44%, 05/25/2036 *	206	140
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.52%, 09/25/2035 *	77	69
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
0.33%, 02/25/2037 *	$435	$420
SBI Heloc Trust
Series 2006-1A, Class 1A2A
0.43%, 08/25/2036 - 144A *	15	15
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.32%, 12/25/2036 *	90	35
SLM Student Loan Trust
Series 2007-3, Class A1
0.31%, 10/27/2014 *	79	79
Small Business Administration
Series 2004-P10A, Class 1
4.50%, 02/01/2014	67	70
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	52	55
Series 2004-20C, Class 1
4.34%, 03/01/2024	339	353
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.55%, 01/25/2033 *	3	3
Series 2006-BC3, Class A2
0.31%, 10/25/2036 *	120	119
Series 2006-BC6, Class A2
0.34%, 01/25/2037 *	298	291

Total Asset-Backed Securities (cost $15,652)		14,818

MUNICIPAL GOVERNMENT OBLIGATIONS - 6.5%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	600	448
Chicago Board of Education -Class A
5.00%, 12/01/2012	255	279
Chicago Transit Authority -Class A
6.90%, 12/01/2040	7,600	8,523
City of Chicago Illinois
4.75%, 01/01/2036	6,930	6,940
Los Angeles Unified School District -Class A
4.50%, 01/01/2028	1,200	1,149
State of California
5.65%, 04/01/2039	5,900	6,329
7.50%, 04/01/2034	300	327
7.55%, 04/01/2039	700	778
State of Illinois
1.82%, 01/01/2011	2,300	2,310
2.77%, 01/01/2012	8,100	8,183
Tobacco Settlement Financing Corp.
5.00%, 06/01/2041	1,400	968
5.25%, 06/01/2019	165	170
5.50%, 06/01/2026	200	224
5.88%, 05/15/2039	40	39
7.47%, 06/01/2047	1,150	948

Total Municipal Government Obligations (cost $35,936)		37,615

		Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 0.6%
Commercial Banks - 0.6%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž ^		$900	$882
Rabobank Nederland NV — Series U
11.00%, 06/30/2019 - 144A * Ž		378	486
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž		3,000	1,943

Total Preferred Corporate Debt Securities (cost $4,357)			3,311

CORPORATE DEBT SECURITIES - 19.9%
Automobiles - 0.2%
Daimler Finance North America LLC
7.75%, 01/18/2011		1,000	1,047
Capital Markets - 2.6%
Goldman Sachs Group, Inc.
0.96%, 11/15/2014 *	EUR	500	611
0.97%, 02/04/2013 *	EUR	300	378
6.75%, 10/01/2037		$900	873
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 џ		1,700	2
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 џ		1,600	346
5.63%, 01/24/2013 џ		4,100	912
6.88%, 05/02/2018 џ		500	111
Lehman Brothers Holdings, Inc. — Series H
0.00%, 10/22/2008 џ		200	43
Morgan Stanley
1.04%, 04/13/2016 *	EUR	1,900	2,271
6.00%, 04/28/2015		$1,900	2,030
Morgan Stanley — Series F
2.35%, 05/14/2010 *		1,800	1,801
UBS AG
1.35%, 02/23/2012 *		5,700	5,737
Commercial Banks - 6.9%
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		3,700	4,079
Barclays Bank PLC
5.45%, 09/12/2012		2,600	2,803
6.05%, 12/04/2017 - 144A		2,600	2,709
10.18%, 06/12/2021 - 144A		2,240	2,924
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A		1,200	1,212
Fortis Bank Nederland Holding NV
1.74%, 06/10/2011 *	EUR	1,200	1,598
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		$150	192
ING Bank NV
2.63%, 02/05/2012 - 144A		9,500	9,732
Lloyds TSB Bank PLC
0.80%, 06/09/2011 *	EUR	1,000	1,332
4.38%, 01/12/2015 - 144A		$4,400	4,369
5.80%, 01/13/2020 - 144A		700	694
12.00%, 12/16/2024 - 144A * Ž		5,300	5,777
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		1,800	1,899
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Consumer Finance - 1.0%
American Express Co.
6.15%, 08/28/2017 ^		$700	$767
American Express Credit Corp. — Series C
5.88%, 05/02/2013		4,500	4,920
Diversified Financial Services - 5.5%
Bank of America Corp.
5.65%, 05/01/2018		3,900	3,947
Bear Stearns Cos. LLC
5.70%, 11/15/2014		1,900	2,085
6.40%, 10/02/2017		900	996
6.95%, 08/10/2012		1,800	1,999
7.25%, 02/01/2018		2,100	2,423
Citigroup, Inc.
0.38%, 03/07/2014 *		2,000	1,859
5.50%, 04/11/2013		2,200	2,323
Ford Motor Credit Co., LLC
7.00%, 10/01/2013		400	413
7.80%, 06/01/2012		600	622
General Electric Capital Corp.
6.38%, 11/15/2067 *		200	192
6.50%, 09/15/2067 - 144A *	GBP	500	708
GMAC, Inc.
6.63%, 05/15/2012		$900	909
7.00%, 02/01/2012 ^		1,500	1,528
7.25%, 03/02/2011 ^		300	306
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017		400	420
Merrill Lynch & Co., Inc.
0.91%, 01/31/2014 *	EUR	1,000	1,246
6.05%, 08/15/2012		$200	215
6.88%, 04/25/2018		3,700	3,985
Petroleum Export, Ltd.
5.27%, 06/15/2011 - 144A		69	69
SMFG Preferred Capital, Ltd.
10.23%, 01/25/2029 - Reg S * Ž	GBP	2,900	5,113
Diversified Telecommunication Services - 0.5%
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	185
KT Corp.
4.88%, 07/15/2015 - 144A		$200	208
Sprint Capital Corp.
7.63%, 01/30/2011		2,400	2,463
Electric Utilities - 0.1%
Entergy Gulf States, Inc.
5.70%, 06/01/2015		200	200
PSEG Power LLC
6.95%, 06/01/2012		210	232
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
4.95%, 06/01/2010		100	100
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A		1,800	2,047
Health Care Providers & Services - 0.0% ¥
HCA, Inc.
9.25%, 11/15/2016		200	216

		Principal	Value

Insurance - 1.9%
American International Group, Inc.
5.60%, 10/18/2016		$1,000	$944
8.25%, 08/15/2018		5,300	5,655
New York Life Global Funding
4.65%, 05/09/2013 - 144A		4,200	4,507
Media - 0.0% ¥
Time Warner, Inc.
6.88%, 05/01/2012		20	22
Oil, Gas & Consumable Fuels - 0.1%
Sonat, Inc.
7.63%, 07/15/2011		370	385
Tobacco - 0.8%
Altria Group, Inc.
9.25%, 08/06/2019		2,800	3,458
Reynolds American, Inc.
7.63%, 06/01/2016 ^		200	225
7.75%, 06/01/2018		1,000	1,146
Wireless Telecommunication Services - 0.0% ¥
AT&T Mobility LLC
6.50%, 12/15/2011		180	195

Total Corporate Debt Securities (cost $113,967)			114,715

		Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co., 7.50% ▲		1,600	1,578
Insurance - 0.0% ¥
American International Group, Inc., 8.50% ▲		26,600	262

Total Convertible Preferred Stocks (cost $3,379)			1,840

PREFERRED STOCKS - 0.2%
Thrifts & Mortgage Finance - 0.2%
DG Funding Trust, 2.54% - 144A * §		119	968
U.S. Government Agency Obligation - 0.0% ¥
Fannie Mae, 8.25% *		26,000	38

Total Preferred Stocks (cost $1,916)			1,006

		Principal	Value

LOAN ASSIGNMENTS - 0.4%
Automobiles - 0.1%
DaimlerChrysler Financial
4.24%, 08/01/2014		$725	724
Health Care Providers & Services - 0.2%
HCA, Inc.
2.50%, 11/18/2013		942	916
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
2.25%, 12/20/2012		437	434

Total Loan Assignments (cost $2,060)			2,074

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.2%
U.S. Treasury Bill
0.19% ▲, 09/02/2010 (b)		450	450
0.20% ▲, 09/23/2010 (b)		29,460	29,431

Total Short-Term U.S. Government Obligations (cost $29,881)			29,881

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.23% ▲	2,311,155	$2,311
Total Securities Lending Collateral (cost $2,311)

	Principal	Value

REPURCHASE AGREEMENTS - 0.7%
U.S. Treasury Repurchase Agreement (c)
0.20% ▲, dated 04/30/2010, to be repurchased at $3,800 on 05/03/2010. Collateralized by a U.S. Government Obligation, 2.00%, due 04/30/2017, and with a value of $3,872.	$3,800	3,800

Total Repurchase Agreements (cost $3,800)
Total Investment Securities (cost $578,039) #		575,407
Other Assets and Liabilities — Net		410

Net Assets		$575,817

SECURITIES SOLD SHORT - (7.3%) (d)
U.S. Government Agency Obligations - (7.3%)
Fannie Mae, TBA
4.50%, due 05/01/2040	(9,000)	(9,073)
5.50%, due 04/01/2040 - 06/01/2040	(24,000)	(25,256)
Ginnie Mae, TBA
6.00%, due 05/01/2038	(7,000)	(7,506)

Total Securities Sold Short (proceeds $41,716)		(41,835)

	Notional
	Amount	Value

WRITTEN OPTIONS - 0.0% ¥
Put Options - 0.0% ¥
10-Year U.S. Treasury Note	(57)	(3)
Put Strike $115.00
Expires 05/21/2010
10-Year U.S. Treasury Note	(62)	(2)
Put Strike $114.00
Expires 05/21/2010
1-Year Euro Mid Curve	(675)	(49)
Put Strike $97.38
Expires 09/10/2010
Call Options - 0.0% ¥
10-Year U.S. Treasury Note	(3)	(2)
Call Strike $118.00
Expires 05/21/2010
10-Year U.S. Treasury Note	(116)	(29)
Call Strike $119.00
Expires 05/21/2010

Total Written Options (Premiums: $152)		(85)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

		Pay/Receivable	Exercise		Notional
Description	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount	Premiums	Value

Call — Credit Default Swap, European Style	5-Year CDX.OC.8 Index USD	Receive	$0.80	06/16/2010	$(10,700)	$(18)	$(20)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	(2,200)	(9)	(8)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	(6,800)	(17)	(23)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	10/29/2010	(3,700)	(22)	(20)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(5,900)	(35)	(46)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(22,800)	(126)	(176)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(8,400)	(46)	(65)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	06/14/2010	(5,700)	(57)	(24)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	06/14/2010	(5,300)	(20)	(22)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(7,900)	(38)	(65)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(3,500)	(30)	♦
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(7,900)	(59)	(65)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.60	05/21/2010	(1,400)	(8)	(6)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.60	05/21/2010	(1,800)	(9)	(8)
Put — Credit Default Swap, European Style	5-Year CDX.OP.1 Index USD	Pay	1.30	06/16/2010	(10,700)	(26)	(3)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	4.00	12/01/2010	(13,000)	(82)	(47)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	4.00	12/01/2010	(16,200)	(96)	(58)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.10	05/21/2010	(1,800)	(11)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.10	05/21/2010	(1,400)	(8)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	06/14/2010	(5,700)	(56)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	06/14/2010	(5,300)	(12)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(7,900)	(42)	(28)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(3,500)	(15)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(7,900)	(54)	(28)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(2,200)	(10)	(3)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(6,800)	(36)	(11)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(7,600)	(83)	(12)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	5.00	06/15/2010	(1,000)	(11)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	10/29/2010	(3,700)	(32)	(10)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(8,400)	(68)	(58)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(5,900)	(59)	(41)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	6.00	08/31/2010	(12,100)	(98)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(100)	(1)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(400)	(3)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(7,400)	(45)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(700)	(5)	♦

						$(1,347)	$(851)

SWAP AGREEMENTS: (e)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied
	Fixed Deal			Credit			Premiums
	Receive	Maturity		Spread at	Notional	Market	Paid	Unrealized
Reference Obligation	Rate	Date	Counterparty	04/30/2010 (3)	Amount (4)	Value	(Received)	Appreciation

Altria Group, Inc.
9.25%, 08/06/2019	1.46%	03/20/2019	DUB	184.49	$5,700	$110	$—	$110
General Electric Capital Corp.
6.00%, 06/15/2012	5.00%	06/20/2010	DUB	71.52	300	3	—	3
Goldman Sachs Group, Inc.
6.60%, 01/15/2012	1.00%	03/20/2011	DUB	109.07	300	♦	—	♦
Goldman Sachs Group, Inc.
6.60%, 01/15/2012	1.00%	03/20/2012	BRC	128.13	200	♦	—	♦
Sprint Nextel Corp.
6.00%, 12/01/2016 §	5.00%	09/20/2010	GST	150.97	1,600	22	12	10
Time Warner, Inc.
5.88%, 11/15/2016	1.19%	03/20/2014	DUB	55.01	20	♦	—	♦

						$135	$12	$123

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): (e)
CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

							Premiums	Unrealized
	Fixed Deal	Maturity		Currency	Notional	Market	Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	$4,500	$99	$—	$99
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	—	11,326	306	209	97
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	—	2,130	57	19	38
Dow Jones CDX.NA.IG.10 10 Year Index	1.50%	06/20/2018	DUB	—	290	(6)	(5)	(1)

						$456	$223	$233

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

								Unrealized
	Fixed Deal	Maturity		Currency	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount (4)	Value (5)	(Received)	(Depreciation)

ABX.HE.AAA.06-2	0.11%	05/25/2046	GST	—	$984	$(412)	$(305)	$(107)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	—	11,713	(241)	(322)	81
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	—	21,199	(434)	(508)	74
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	—	3,200	(285)	—	(285)

						$(1,372)	$(1,135)	$(237)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

							Premiums	Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

BRL-CDI	11.36%	01/02/2012	HUS	BRL	$4,900	$2	$20	$(18)
BRL-CDI	11.67%	01/02/2012	MYC	BRL	5,200	41	32	9
BRL-CDI	10.68%	01/02/2012	BRC	BRL	1,300	(17)	(15)	(2)
BRL-CDI	11.67%	01/02/2012	HUS	BRL	5,000	39	31	8
BRL-CDI	11.99%	01/02/2014	GLM	BRL	4,000	(21)	1	(22)
BRL-CDI	11.96%	01/02/2014	BRC	BRL	5,300	(29)	(2)	(27)
BRL-CDI	12.12%	01/02/2014	HUS	BRL	11,600	(35)	28	(63)
BRL-CDI	11.96%	01/02/2014	GLM	BRL	31,800	(175)	(30)	(145)

						$(195)	$65	$(260)

FUTURES CONTRACTS:

				Net Unrealized
Description	Contracts	┌	Expiration Date	Appreciation

10-Year U.S. Treasury Note	140		06/21/2010	$276
3-month EURIBOR	55		09/19/2011	86
3-month EURIBOR	55		06/13/2011	79
3-month EURIBOR	73		12/13/2010	55
3-month EURIBOR	43		06/14/2010	108
3-month EURIBOR	179		09/13/2010	282
90-Day Euro	322		06/14/2010	712
90-Day Euro	73		09/14/2010	281
Ultra Long U.S. Treasury Bond	53		06/21/2010	187

				$2,066

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
		Settlement	U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Brazilian Real	3,561	06/02/2010	$1,970	$66
Canadian Dollar	(8,068)	05/04/2010	(7,992)	49
Canadian Dollar	8,068	05/04/2010	8,023	(79)
Canadian Dollar	(8,068)	07/07/2010	(8,022)	79
Chinese Yuan Renminbi	6,259	06/07/2010	929	(10)
Chinese Yuan Renminbi	(34,386)	06/07/2010	(5,082)	34
Chinese Yuan Renminbi	15,484	06/07/2010	2,300	(27)
Chinese Yuan Renminbi	2,489	06/07/2010	370	(5)
Chinese Yuan Renminbi	1,940	06/07/2010	288	(3)
Chinese Yuan Renminbi	(16,862)	06/07/2010	(2,493)	17
Chinese Yuan Renminbi	3,751	06/07/2010	557	(6)
Chinese Yuan Renminbi	(16,862)	06/07/2010	(2,493)	17
Chinese Yuan Renminbi	2,020	06/07/2010	300	(3)
Chinese Yuan Renminbi	(5,401)	06/07/2010	(800)	7
Chinese Yuan Renminbi	12,049	06/07/2010	1,790	(21)
Chinese Yuan Renminbi	(4,777)	06/07/2010	(708)	6
Chinese Yuan Renminbi	6,222	06/07/2010	924	(10)
Chinese Yuan Renminbi	5,270	06/07/2010	776	(2)
Chinese Yuan Renminbi	6,425	06/07/2010	947	(4)
Chinese Yuan Renminbi	16,379	06/07/2010	2,415	(10)
Chinese Yuan Renminbi	13,324	11/17/2010	2,009	(35)
Chinese Yuan Renminbi	(2,751)	11/17/2010	(411)	3
Chinese Yuan Renminbi	(3,351)	11/17/2010	(500)	3
Chinese Yuan Renminbi	(3,909)	11/17/2010	(582)	2
Chinese Yuan Renminbi	(3,313)	11/17/2010	(493)	2
Chinese Yuan Renminbi	(9,629)	11/23/2010	(1,434)	6
Chinese Yuan Renminbi	(10,106)	11/23/2010	(1,505)	6
Chinese Yuan Renminbi	(743)	11/23/2010	(112)	2
Chinese Yuan Renminbi	(11,676)	11/23/2010	(1,743)	11
Chinese Yuan Renminbi	(9,758)	11/23/2010	(1,453)	6
Chinese Yuan Renminbi	(9,226)	11/23/2010	(1,373)	5
Chinese Yuan Renminbi	16,862	11/23/2010	2,536	(36)
Chinese Yuan Renminbi	16,862	11/23/2010	2,537	(36)
Chinese Yuan Renminbi	(9,584)	11/23/2010	(1,427)	6
Chinese Yuan Renminbi	(7,389)	11/23/2010	(1,099)	3
Chinese Yuan Renminbi	34,386	11/23/2010	5,172	(72)
Chinese Yuan Renminbi	1,810	01/10/2011	271	(2)
Chinese Yuan Renminbi	6,353	04/07/2011	958	(9)
Chinese Yuan Renminbi	4,564	04/28/2011	690	(7)
Chinese Yuan Renminbi	3,803	04/28/2011	575	(6)
Chinese Yuan Renminbi	645	11/04/2011	101	(3)
Chinese Yuan Renminbi	7,389	02/13/2012	1,147	(14)
Chinese Yuan Renminbi	3,351	02/13/2012	521	(7)
Chinese Yuan Renminbi	9,360	02/13/2012	1,453	(17)
Chinese Yuan Renminbi	9,703	02/13/2012	1,505	(17)
Chinese Yuan Renminbi	8,849	02/13/2012	1,373	(16)
Chinese Yuan Renminbi	11,209	02/13/2012	1,743	(24)
Chinese Yuan Renminbi	3,176	02/13/2012	493	(6)
Chinese Yuan Renminbi	9,196	02/13/2012	1,427	(17)
Chinese Yuan Renminbi	2,751	02/13/2012	428	(6)
Chinese Yuan Renminbi	9,245	02/13/2012	1,434	(16)
Chinese Yuan Renminbi	3,751	02/13/2012	582	(7)
Danish Krone	732	05/10/2010	134	(3)
Euro	(27,952)	05/24/2010	(37,443)	225
Euro	4,086	05/24/2010	5,512	(72)
Japanese Yen	(2,325)	05/17/2010	(25)	♦
Japanese Yen	(131,640)	05/17/2010	(1,415)	13
Malaysian Ringgit	6	10/12/2010	2	♦
Malaysian Ringgit	3	10/12/2010	1	♦
Mexican Peso	84	09/24/2010	7	♦
Pound Sterling	607	06/24/2010	932	(3)
Pound Sterling	282	06/24/2010	430	1
Pound Sterling	(6,186)	06/24/2010	(9,334)	(127)
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in	Net Unrealized
		Settlement	U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Pound Sterling	474	06/24/2010	$729	$(4)
Republic of Korea Won	278,856	11/12/2010	240	13
Republic of Korea Won	(524,680)	11/12/2010	(443)	(32)
Republic of Korea Won	1,556,945	11/12/2010	1,372	39
Republic of Korea Won	140,760	11/12/2010	120	8
Republic of Korea Won	117,820	11/12/2010	100	7
Republic of Korea Won	529,506	11/12/2010	460	20
Republic of Korea Won	(537,565)	11/12/2010	(454)	(33)
Republic of Korea Won	366,184	11/12/2010	310	22
Republic of Korea Won	(395,976)	11/12/2010	(336)	(23)
Republic of Korea Won	(396,043)	11/12/2010	(336)	(23)
Republic of Korea Won	(525,409)	11/12/2010	(444)	(32)
Republic of Korea Won	277,128	11/12/2010	240	11
Republic of Korea Won	280,224	11/12/2010	240	14
Republic of Korea Won	292,463	11/12/2010	250	15
Republic of Korea Won	139,080	11/12/2010	120	6
Republic of Korea Won	280,620	11/12/2010	240	14
Republic of Korea Won	515,588	11/12/2010	450	17
Republic of Korea Won	117,640	11/12/2010	100	7
Republic of Korea Won	267,398	11/12/2010	230	12
Republic of Korea Won	140,136	11/12/2010	120	7
Singapore Dollar	27	09/16/2010	19	1
Taiwan Dollar	27,835	06/10/2010	891	2
Taiwan Dollar	27,786	06/10/2010	890	2

				$(99)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,265.

§	Illiquid. At 04/30/2010, illiquid investment securities aggregated $2,179, or 0.38%, and illiquid derivatives aggregated to $22, or less than 0.01%, of the fund’s net assets.

♦	Amount rounds to less than $1.

Ž	The security has a perpetual maturity. The date shown is the next call date.

џ	In default.

¥	Amount rounds to less than 0.1% or (0.1)%.

▲	Rate shown reflects the yield at 04/30/2010.

#	Aggregate cost for federal income tax purposes is $578,039. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,639 and $21,271, respectively. Net unrealized depreciation for tax purposes is $2,632.

┌	Contract amounts are not in thousands.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	A portion of these securities, in the amount of $1,185, have been segregated with the broker to cover margin requirements for open futures contracts.

(b)	A portion of these securities, in the amount of $709, have been segregated with the broker to cover open swap contracts.

(c)	The counterparty for the repurchase agreement is Barclays Capital, Inc.

(d)	Cash, in the amount of $791, has been pledged as collateral with the custodian to cover open short TBA transactions.

(e)	Cash, in the amount of $610, has been pledged as collateral with the custodian to cover open swap contracts.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2010, these securities aggregated $50,809, or 8.82%, of the fund’s net assets.

BRC	Barclays Bank PLC

BRL	Brazilian Real

CAD	Canadian Dollar

CDI	Credit Default Index

CDX	A series of indices that track North American and emerging market credit derivative indices.

CLO	Collateralized Loan Obligation

DUB	Deutsche Bank AG

EUR	Euro

EURIBOR	Euro InterBank Offered Rate

GBP	Pound Sterling

GLM	Goldman Sachs Capital Markets

GST	Goldman Sachs Capital Markets

HUS	HSBC Bank USA

IO	Interest Only

IRO	Interest Rate Option

MYC	Morgan Stanley Capital Services

SBI	Shares Beneficial Interest

TBA	To Be Announced
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Financials	$1,840	$968	$—	$2,808
Equities — U.S. Government Agency Obligation	38	—	—	38
Fixed Income — Asset-Backed Security	—	14,818	—	14,818
Fixed Income — Consumer Discretionary	—	1,791	—	1,791
Fixed Income — Consumer Staples	—	4,829	—	4,829
Fixed Income — Energy	—	2,532	—	2,532
Fixed Income — Financials	—	105,899	—	105,899
Fixed Income — Foreign Government Obligation	—	29,437	—	29,437
Fixed Income — Health Care	—	1,132	—	1,132
Fixed Income — Materials	—	434	—	434
Fixed Income — Mortgage-Backed Security	—	46,357	—	46,357
Fixed Income — Municipal Government Obligation	—	37,615	—	37,615
Fixed Income — Short-Term U.S. Government Obligation	—	29,881	—	29,881
Fixed Income — Telecommunication Services	—	3,051	—	3,051
Fixed Income — U.S. Government Agency Obligation	—	134,956	—	134,956
Fixed Income — U.S. Government Obligation	—	153,286	—	153,286
Fixed Income — Utilities	—	432	—	432
Cash & Cash Equivalent — Repurchase Agreement	—	3,800	—	3,800
Cash & Cash Equivalent — Securities Lending Collateral	2,311	—	—	2,311

Total	$4,189	$571,218	$—	$575,407

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swap — Appreciation	$—	$502	$10	$512
Credit Default Swap — Depreciation	—	(393)	—	(393)
Interest Rate Swap — Appreciation	—	17	—	17
Interest Rate Swap — Depreciation	—	(277)	—	(277)
Futures Contracts — Appreciation	—	2,066	—	2,066
Forward Foreign Currency Contracts — Appreciation	—	786	—	786
Forward Foreign Currency Contracts — Depreciation	—	(885)	—	(885)

Total	$—	$1,816	$10	$1,826

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaption	$—	$(851)	$—	$(851)
Written Option	—	(85)	—	(85)

Total	$—	$(936)	$—	$(936)

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income — U.S. Government Agency Obligation	$—	$(41,835)	$—	$(41,835)
Level 3 Rollforward — Investment Securities

			Accrued	Total	Change in
	Beginning Balance		Discounts/	Realized	Unrealized	Net Transfers	Ending Balance
Securities	at 10/31/2009	Net (Sales)	(Premiums)	Gain/(Loss)	Appreciation	(Out) Level 3	at 04/30/2010
Fixed Income - Asset-Backed Security	$892	$(318)	$—	$—	$44	$(618)	$—
Level 3 Rollforward — Other Financial Instruments*

				Total	Change in	Net Transfers
	Beginning Balance	Net	Accrued	Realized	Unrealized	In/(Out)	Ending Balance
Securities	at 10/31/2009	Purchases	(Premiums)	Gain/(Loss)	Appreciation	of Level 3	at 04/30/2010
Credit Default Swap — Appreciation	$—	$20	$(8)	$—	$10	$—	$22

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES
At April 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

	Transamerica			Transamerica
	Clarion Global	Transamerica		MFS		Transamerica	Transamerica
	Real Estate	Jennison		International		PIMCO Real	PIMCO Total
	Securities	Growth		Equity		Return TIPS	Return
Assets:
Investment securities, at value	$361,057	$802,982		$543,159		$1,080,582	$571,607
Repurchase agreement, at value	6,188	20,419		7,482		—	3,800
Cash	—	—		—		6,366	3,956
Foreign currency, at value	—	—		311		708	2,729
Receivables:
Investment securities sold	6,412	1,107		3,559		30,870	111,723
Shares of beneficial interest sold	38	132		47		911	418
Interest	— (a)	—	(a)	—	(a)	5,407	4,732
Securities lending income, net	24	—	(a)	57		— (a)	1
Dividends	1,270	95		1,636		—	42
Dividend reclaims	36	60		543		—	—
Variation margin	—	—		—		44	116
Other	—	—		—		10	—
Swap agreements, at value	—	—		—		1,388	679
Unrealized appreciation on forward foreign currency contracts	—	—		—		1,501	786

	$375,025	$824,795		$556,794		$1,127,787	$700,589

Liabilities:
Cash deposit due to custodian	—	—		—		1,440	1,401
Accounts payable and accrued liabilities:
Investment securities purchased	5,834	6,479		3,697		185,593	75,426
Shares of beneficial interest redeemed	71	331		174		—	—
Management and advisory fees	216	511		339		454	302
Trustees fees	1	—	(a)	—	(a)	2	1
Administration fees	5	14		8		14	9
Other	77	24		61		5	11
Collateral for securities on loan	41,379	2,060		97,908		2,759	2,311
Written options and swaptions, at value	—	—		—		884	936
Swap agreements, at value	—	—		—		936	1,655
Securities sold short, at value	—	—		—		—	41,835
Unrealized depreciation on forward foreign currency contracts	—	—		—		493	885

	47,583	9,419		102,187		192,580	124,772

Net assets	$327,442	$815,376		$454,607		$935,207	$575,817

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$395,866	$714,976		$395,652		$893,278	$574,530
Undistributed (accumulated) net investment income (loss)	(7,452)	(48)		2,854		(513)	(221)
Undistributed (accumulated) net realized gain (loss) from investments	(102,391)	(36,360)		10,849		(9,473)	1,728
Net unrealized appreciation (depreciation) on:
Investment securities	41,440	136,814		45,256		49,094	(2,632)
Futures contracts	—	—		—		433	2,066
Written option contracts	—	—		—		620	563
Swap agreements	—	—		—		714	(141)
Translation of assets and liabilities denominated in foreign currencies	(21)	(6)		(4)		1,054	43
Securities sold short	—	—		—		—	(119)

Net assets	$327,442	$815,376		$454,607		$935,207	$575,817

Shares outstanding	28,582	70,714		54,140		85,806	55,687

Net asset value and offering price per share	$11.46	$11.53		$8.40		$10.90	$10.34

Investment securities, at cost	$319,617	$666,168		$497,903		$1,031,488	$574,239

Repurchase agreement, at cost	$6,188	$20,419		$7,482		$—	$3,800

Foreign currency, at cost	$—	$—		$309		$703	$2,726

Securities loaned, at value	$39,893	$2,019		$93,203		$2,704	$2,265

Premium received on written option & swaption contracts	$—	$—		$—		$1,504	$1,499

Swap premiums received	$—	$—		$—		$649	$1,187

Swap premiums paid	$—	$—		$—		$387	$352

Proceeds received from securities sold short	$—	$—		$—		$—	$41,716

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS
For the period ended April 30, 2010
(all amounts in thousands)
(unaudited)

	Transamerica		Transamerica
	Clarion Global		MFS	Transamerica	Transamerica
	Real Estate	Transamerica	International	PIMCO Real	PIMCO Total
	Securities	Jennison Growth	Equity	Return TIPS	Return
Investment income:
Dividend income	$6,162	$3,527	$5,500	$15	$170
Withholding taxes on foreign dividends	(231)	(77)	(566)	—	(1)
Interest income	2	1	— (a)	12,777	11,496
Securities lending income (net)	58	7	117	1	5

	5,991	3,458	5,051	12,793	11,670

Expenses:
Management and advisory	1,216	2,862	1,939	2,580	1,740
Transfer agent	— (a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	2	4	3	4	3
Custody	116	30	112	97	108
Administration	31	76	44	78	53
Legal	4	11	6	11	7
Audit and tax	13	11	10	17	17
Trustees	3	8	4	8	5
Registration	2	11	—	—	—
Dividend on securities sold short	—	4	—	—	—
Other	1	3	2	3	2

Total expenses	1,388	3,020	2,120	2,798	1,935

Net investment income	4,603	438	2,931	9,995	9,735

Net realized gain (loss) on transactions from:
Investment securities	(5,837)	15,662	12,502	14,086	(4,399)
Futures contracts	—	—	—	1,748	2,203
Written option contracts	—	—	—	2,535	1,697
Swap agreements	—	—	—	(1,199)	1,420
Foreign currency transactions	(98)	7	(73)	1,070	1,973
Securities sold short	—	—	—	1,388	4,079

	(5,935)	15,669	12,429	19,628	6,973

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	37,176	76,134	9,076	5,845	8,294
Futures contracts	—	—	—	(583)	(65)
Written option contracts	—	—	—	(719)	36
Swap agreements	—	—	—	(263)	(2,245)
Translation of assets and liabilities denominated in foreign currencies	(13)	(7)	(54)	618	246
Securities sold short	—	—	—	—	186

Change in unrealized appreciation (depreciation):	37,163	76,127	9,022	4,898	6,452

Net realized and unrealized gain	31,228	91,796	21,451	24,526	13,425

Net increase in net assets resulting from operations	$35,831	$92,234	$24,382	$34,521	$23,160

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended:
(all amounts in thousands)

	Transamerica Clarion Global Real				Transamerica MFS International
	Estate Securities		Transamerica Jennison Growth		Equity
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income	$4,603	$7,400	$438	$399	$2,931	$3,342
Net realized gain (loss)(a)	(5,935)	(63,293)	15,669	(19,056)	12,429	9,915
Change in unrealized appreciation (depreciation)(b)	37,163	95,184	76,127	83,220	9,022	53,874

Net increase in net assets resulting from operations	35,831	39,291	92,234	64,563	24,382	67,131

Distributions to shareholders:
From net investment income:
Class A		(30)		—		—
Class B		(10)		—		—
Class C		(17)		—		—
Class I2	(15,587)	(4,922)	(765)	(430)	(3,209)	—

	(15,587)	(4,979)	(765)	(430)	(3,209)	—

From net realized gains:
Class I2	—	—	—	—	(10,016)	—

Total distributions to shareholders	(15,587)	(4,979)	(765)	(430)	(13,225)	—

Capital share transactions:
Proceeds from shares sold:
Class A		1		27		27
Class B		—		3		6
Class I2	16,034	15,388	75,109	451,224	42,930	321,484

	16,034	15,389	75,109	451,254	42,930	321,517

Dividends and distributions reinvested:
Class A		27		—		—
Class B		9		—		—
Class C		16		—		—
Class I2	15,587	4,922	765	430	13,225	—

	15,587	4,974	765	430	13,225	—

Cost of shares redeemed:
Class A		(3,025)		(7,471)		(9,247)
Class B		(962)		(5,295)		(3,533)
Class C		(1,216)		(2,986)		(2,363)
Class I2	(9,925)	(895)	(6,577)	(44,034)	(9,459)	(30,496)

	(9,925)	(6,098)	(6,577)	(59,786)	(9,459)	(45,639)

Automatic conversions:
Class A		126		1,268		2,402
Class B		(126)		(1,268)		(2,402)

		—		—		—

Net increase in net assets resulting from capital shares transactions	21,696	14,265	69,297	391,898	46,696	275,878

Net increase in net assets	41,940	48,577	160,766	456,031	57,853	343,009

Net assets:
Beginning of period/year	$285,502	$236,925	$654,610	$198,579	$396,754	$53,745

End of period/year	$327,442	$285,502	$815,376	$654,610	$454,607	$396,754

Undistributed (accumulated) net investment income (loss)	$(7,452)	$3,532	$(48)	$279	$2,854	$3,132

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica Clarion Global Real				Transamerica MFS International
	Estate Securities		Transamerica Jennison Growth		Equity
	April 30, 2010		April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A		—		3		9
Class B		—		—		3
Class I2	1,497	1,667	6,854	47,919	5,068	46,747

	1,497	1,667	6,854	47,922	5,068	46,759

Shares issued-reinvested from distributions:
Class A		3		—		—
Class B		1		—		—
Class C		2		—		—
Class I2	1,449	573	70	56	1,573	—

	1,449	579	70	56	1,573	—

Shares redeemed:
Class A		(299)		(774)		(2,815)
Class B		(95)		(600)		(1,312)
Class C		(118)		(334)		(864)
Class I2	(885)	(93)	(585)	(5,706)	(1,140)	(4,342)

	(885)	(605)	(585)	(7,414)	(1,140)	(9,333)

Automatic conversions:
Class A		15		143		895
Class B		(15)		(153)		(1,050)

		—		(10)		(155)

Net increase (decrease) in shares outstanding:
Class A		(281)		(628)		(1,911)
Class B		(109)		(753)		(2,359)
Class C		(116)		(334)		(864)
Class I2	2,061	2,147	6,339	42,269	5,501	42,405

	2,061	1,641	6,339	40,554	5,501	37,271

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica PIMCO Real		Transamerica PIMCO
	Return TIPS		Total Return
	April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
From operations:
Net investment income	$9,995	$21,900	$9,735	$26,509
Net realized gain (loss)(a)	19,628	9,781	6,973	24,942
Change in unrealized appreciation (depreciation)(b)	4,898	96,351	6,452	61,021

Net increase in net assets resulting from operations	34,521	128,032	23,160	112,472

Distributions to shareholders:
From net investment income:
Class A		(69)		(273)
Class B		(51)		(248)
Class C		(44)		(185)
Class I2	(19,432)	(22,794)	(10,810)	(35,568)

	(19,432)	(22,958)	(10,810)	(36,274)

From net realized gains:
Class A		(13)		(92)
Class B		(10)		(89)
Class C		(8)		(62)
Class I2	—	(3,862)	(34,549)	(11,115)

	—	(3,893)	(34,549)	(11,358)

Total distributions to shareholders	(19,432)	(26,851)	(45,359)	(47,632)

Capital share transactions:
Proceeds from shares sold:
Class A		9		3
Class B		1		7
Class C		7		15
Class I2	154,379	90,261	47,512	14,123

	154,379	90,278	47,512	14,148

Dividends and distributions reinvested:
Class A		69		318
Class B		49		283
Class C		43		195
Class I2	19,432	26,655	45,359	46,683

	19,432	26,816	45,359	47,479

Cost of shares redeemed:
Class A		(2,950)		(5,808)
Class B		(1,787)		(5,045)
Class C		(1,688)		(3,675)
Class I2	(6,416)	(85,752)	(184)	(174,373)

	(6,416)	(92,177)	(184)	(188,901)

Automatic conversions:
Class A		233		367
Class B		(233)		(367)

		—		—

Net increase (decrease) in net assets resulting from capital shares transactions	167,395	24,917	92,687	(127,274)

Net increase (decrease) in net assets	182,484	126,098	70,488	(62,434)

Net assets:
Beginning of period/year	$752,723	$626,625	$505,329	$567,763

End of period/year	$935,207	$752,723	$575,817	$505,329

Undistributed (accumulated) net investment income (loss)	$(513)	$8,924	$(221)	$854

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period or year ended:
(all amounts in thousands)

	Transamerica PIMCO Real		Transamerica PIMCO
	Return TIPS		Total Return
	April 30, 2010		April 30, 2010
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009
Share activity:
Shares issued:
Class A		1		1
Class C		1		2
Class I2	14,368	9,035	4,611	1,332

	14,368	9,037	4,611	1,335

Shares issued-reinvested from distributions:
Class A		7		33
Class B		5		30
Class C		4		20
Class I2	1,824	2,650	4,508	4,858

	1,824	2,666	4,508	4,941

Shares redeemed:
Class A		(285)		(547)
Class B		(173)		(479)
Class C		(165)		(347)
Class I2	(598)	(8,878)	(18)	(17,605)

	(598)	(9,501)	(18)	(18,978)

Automatic conversions:
Class A		24		37
Class B		(24)		(37)

		—	—	—

Net increase (decrease) in shares outstanding:
Class A		(253)		(476)
Class B		(192)		(486)
Class C		(160)		(325)
Class I2	15,594	2,807	9,101	(11,415)

	15,594	2,202	9,101	(12,702)

(a)	Net realized gain (loss) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency transactions.

(b)	Change in unrealized appreciation (depreciation) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency translation.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS
For the period and years ended:

	Transamerica Clarion Global Real Estate Securities
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(a)
Net asset value
Beginning of period/year	$10.77		$9.52	$20.48	$20.25	$15.85

Investment operations
Net investment income(b)	0.16		0.29	0.32	0.36	0.21
Net realized and unrealized gain (loss) on investments	1.11		1.15	(8.33)	2.45	5.85

Total from investment operations	1.27		1.44	(8.01)	2.81	6.06

Distributions
Net investment income	(0.58)		(0.19)	(0.90)	(0.80)	(0.28)
Net realized gains on investments	—		—	(2.05)	(1.78)	(1.38)

Total distributions	(0.58)		(0.19)	(2.95)	(2.58)	(1.66)

Net asset value
End of period/year	$11.46		$10.77	$9.52	$20.48	$20.25

Total return(c)	12.16	%(d)	15.72%	(44.82%)	15.11%	41.43	%(d)

Net assets end of period/year	$327,442		$285,502	$232,115	$367,750	$331,620

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.91	%(e)	0.93%	0.89%	0.88%	0.91	%(e)
Before reimbursement/recapture	0.91	%(e)	0.93%	0.89%	0.88%	0.91	%(e)
Net investment income, to average net assets	3.01	%(e)	3.30%	2.29%	1.29%	1.27	%(e)
Portfolio turnover rate	36	%(d)	61%	41%	72%	76	%(d)

	Transamerica Jennison Growth
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(a)
Net asset value
Beginning of period/year	$10.17		$8.37	$13.05	$11.40	$11.43

Investment operations
Net investment income(b)	0.01		0.01	0.02	0.03	—	(f)
Net realized and unrealized gain (loss) on investments	1.36		1.81	(4.68)	2.08	0.18

Total from investment operations	1.37		1.82	(4.66)	2.11	0.18

Distributions
Net investment income	(0.01)		(0.02)	(0.02)	—	—
Net realized gains on investments	—		—	—	(0.46)	(0.21)

Total distributions	(0.01)		(0.02)	(0.02)	(0.46)	(0.21)

Net asset value
End of period/year	$11.53		$10.17	$8.37	$13.05	$11.40

Total return(c)	13.50	%(d)	21.79%	(35.77%)	19.14%	1.50	%(d)

Net assets end of period/year	$815,376		$654,610	$184,981	$160,815	$96,273

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.80	%(e)	0.85%	0.85%	0.87%	0.89	%(e)
Before reimbursement/recapture	0.80	%(e)	0.85%	0.85%	0.87%	0.89	%(e)
Net investment income (loss), to average net assets	0.12	%(e)	0.16%	0.21%	0.22%	(0.02	%)(e)
Portfolio turnover rate	38	%(d)	82%	70%	63%	80	%(d)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica MFS International Equity
	April 30, 2010		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008(g)
Net asset value
Beginning of period/year	$8.16		$6.58	$10.00

Investment operations
Net investment income(b)	0.05		0.12	0.02
Net realized and unrealized gain (loss) on investments	0.45		1.46	(3.44)

Total from investment operations	0.50		1.58	(3.42)

Distributions
Net investment income	(0.06)		—	—
Net realized gains on investments	(0.20)		—	—

Total distributions	(0.26)		—	—

Net asset value
End of period/year	$8.40		$8.16	$6.58

Total return(c)	6.18	%(d)	24.01%	(34.20	%)(d)

Net assets end of period/year	$454,607		$396,754	$40,997

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.97	%(e)	1.09%	1.23	%(e)
Before reimbursement/recapture	0.97	%(e)	1.09%	1.23	%(e)
Net investment income, to average net assets	1.34	%(e)	1.78%	0.71	%(e)
Portfolio turnover rate	12	%(d)	24%	37	%(d)

	Transamerica PIMCO Real Return TIPS
	April 30, 2010		October 31,	October 31,		October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008		2007	2006	2005(h)
Net asset value
Beginning of period/year	$10.72		$9.21	$10.21		$10.05	$10.25	$10.45

Investment operations
Net investment income(b)	0.14		0.32	0.47		0.38	0.48	0.37
Net realized and unrealized gain (loss) on investments	0.31		1.58	(0.96)		0.16	(0.22)	(0.04)

Total from investment operations	0.45		1.90	(0.49)		0.54	0.26	0.33

Distributions
Net investment income	(0.27)		(0.33)	(0.51)		(0.38)	(0.45)	(0.36)
Net realized gains on investments	—		(0.06)	—		—	(0.01)	(0.17)

Total distributions	(0.27)		(0.39)	(0.51)		(0.38)	(0.46)	(0.53)

Net asset value
End of period/year	$10.90		$10.72	$9.21		$10.21	$10.05	$10.25

Total return(c)	4.29	%(d)	21.00%	(5.29%)		5.54%	2.55%	3.20	%(d)

Net assets end of period/year	$935,207		$752,723	$621,092		$690,942	$603,597	$295,966

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.72	%(e)	0.74%	0.74%		0.73%	0.73%	0.73	%(e)
Before reimbursement/recapture	0.72	%(e)	0.74%	0.74%		0.73%	0.73%	0.73	%(e)
Net investment income, to average net assets	2.57	%(e)	3.23%	4.47%		3.82%	4.79%	3.60	%(e)
Portfolio turnover rate	178	%(d)	583%	1,028%		375%	384%	662	%(d)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Transamerica PIMCO Total Return
	April 30, 2010		October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007	2006(a)
Net asset value
Beginning of period/year	$10.85		$9.58	$10.47	$10.28	$10.12

Investment operations
Net investment income(b)	0.19		0.49	0.49	0.46	0.41
Net realized and unrealized gain (loss) on investments	0.25		1.64	(0.88)	0.18	0.12

Total from investment operations	0.44		2.13	(0.39)	0.64	0.53

Distributions
Net investment income	(0.22)		(0.67)	(0.44)	(0.44)	(0.37)
Net realized gains on investments	(0.73)		(0.19)	(0.06)	(0.01)	—

Total distributions	(0.95)		(0.86)	(0.50)	(0.45)	(0.37)

Net asset value
End of period/year	$10.34		$10.85	$9.58	$10.47	$10.28

Total return(c)	4.36	%(d)	23.74%	(4.04%)	6.33%	5.33	%(d)

Net assets end of period/year	$575,817		$505,329	$555,428	$540,310	$268,173

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.74	%(e)	0.74%	0.75%	0.75%	0.80	%(e)
Before reimbursement/recapture	0.74	%(e)	0.74%	0.75%	0.75%	0.80	%(e)
Net investment income, to average net assets	3.70	%(e)	4.95%	4.66%	4.39%	4.18	%(e)
Portfolio turnover rate	232	%(d)	841%	751%	756%	544	%(d)

(a)	Commenced operations on November 15, 2005.

(b)	Calculated based on average number of shares outstanding.

(c)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(d)	Not annualized.

(e)	Annualized.

(f)	Rounds to less than $(0.01) or $0.01.

(g)	Commenced operations on June 10, 2008.

(h)	Commenced operations on November 8, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica AllianceBernstein International Value, Transamerica BlackRock Global Allocation, Transamerica BlackRock Large Cap Value, Transamerica BlackRock Natural Resources, Transamerica BNY Mellon Market Neutral Strategy, Transamerica Federated Market Opportunity, Transamerica First Quadrant Global Macro, Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond, Transamerica JPMorgan Mid Cap Value, Transamerica Loomis Sayles Bond, Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica Oppenheimer Small- & Mid-Cap Value, Transamerica Schroders International Small Cap, Transamerica Third Avenue Value, Transamerica Thornburg International Value, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt, Transamerica Van Kampen Mid-Cap Growth, Transamerica Van Kampen Small Company Growth, Transamerica WMC Emerging Markets, Transamerica Clarion Global Real Estate Securities, Transamerica Jennison Growth, Transamerica MFS International Equity, Transamerica PIMCO Real Return TIPS, and Transamerica PIMCO Total Return (each a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.
The investment objectives and sub-advisers of each Fund are as follows:

Fund	Investment Objective
Transamerica AllianceBernstein International Value	Seeks long-term growth of capital.

Transamerica BlackRock Global Allocation	Seeks to provide high total investment return.

Transamerica BlackRock Large Cap Value	Seeks long-term capital growth.

Transamerica BlackRock Natural Resources	Seeks to achieve long-term capital growth and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Transamerica BNY Mellon Market Neutral Strategy	Seeks investment returns exceeding the 3-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

Transamerica Federated Market Opportunity	Seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.

Transamerica First Quadrant Global Macro	Seeks to achieve total return from investments in the global equity, fixed-income, and currency markets, independent of market direction.

Transamerica JPMorgan Core Bond	Seeks total return, consisting of current income and capital appreciation.

Transamerica JPMorgan International Bond	Seeks high total return by investing in high-quality, non-dollar denominated government and corporate debt securities of foreign issuers.

Transamerica JPMorgan Mid Cap Value	Seeks growth from capital appreciation.

Transamerica Loomis Sayles Bond	Seeks high total investment return through a combination of current income and capital appreciation.

Transamerica Neuberger Berman International	Seeks long-term growth of capital.

Transamerica Oppenheimer Developing Markets	Aggressively seeks capital appreciation.

Transamerica Oppenheimer Small- & Mid-Cap Value	Seeks capital appreciation.

Transamerica Schroders International Small Cap	Seeks to provide long-term capital appreciation.

Transamerica Third Avenue Value	Seeks long-term capital appreciation.

Transamerica Thornburg International Value	Seeks to provide long-term capital appreciation. The secondary goal is to seek current income.

Transamerica UBS Large Cap Value	Seeks to maximize total return, consisting of capital appreciation and current income.

Transamerica Van Kampen Emerging Markets Debt	Seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Transamerica Van Kampen Mid-Cap Growth	Seeks capital appreciation.

Transamerica Van Kampen Small Company Growth	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Transamerica WMC Emerging Markets	Seeks long-term capital appreciation.

Transamerica Clarion Global Real Estate Securities	Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

Transamerica Jennison Growth	Seeks long-term growth of capital.

Transamerica MFS International Equity	Seeks capital growth.

Transamerica PIMCO Real Return TIPS	Seeks maximum real return consistent with preservation of real capital and prudent investment management.

Transamerica PIMCO Total Return	Seeks maximum total return consistent with preservation of capital and prudent investment management.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Effective November 30, 2009, all Class I shares were re-designated as Class I2 shares.
Effective June 1, 2010, Transamerica Van Kampen Emerging Markets Debt will change its name to Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Van Kampen Small Company Growth will change its name to Transamerica Morgan Stanley Small Company Growth, and Transamerica Van Kampen Mid-Cap Growth will change its name to Transamerica Morgan Stanley Mid-Cap Growth.
Transamerica BlackRock Natural Resources, Transamerica Clarion Global Real Estates Securities, Transamerica First Quadrant Global Macro, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica Third Avenue Value, and Transamerica Van Kampen Emerging Markets Debt are “non-diversified” under the 1940 Act.
In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.
Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at April 30, 2010 are listed in the Schedules of Investments.
Option and Swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. When a Fund writes a covered call or put option/swaption, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Funds purchase put and call options on foreign or US securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
The underlying face amounts of open option and swaption contracts at April 30, 2010 are listed in the Schedules of Investments.
Transactions in written options were as follows:

Transamerica BlackRock Global Allocation	Premium	Notional Amount
Balance at October 31, 2009	$613	$189
Sales	561	189
Closing Buys	(412)	(150)
Expirations	(175)	(29)
Exercised	(256)	(73)

Balance at April 30, 2010	$331	$126

Transamerica First Quadrant Global Macro	Premium	Notional Amount
Balance at October 31, 2009	$—	$—
Sales	4,486	695
Closing Buys	(4,053)	(602)
Expirations	(112)	(56)
Exercised	—	—

Balance at April 30, 2010	$321	$37

Transamerica PIMCO Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2009	$—	$—
Sales	244	774
Closing Buys	—	—
Expirations	(173)	(526)
Exercised	—	—

Balance at April 30, 2010	$71	$248

Transamerica PIMCO Total Return	Premium	Notional Amount
Balance at October 31, 2009	$—	$—
Sales	442	1,659
Closing Buys	(87)	(231)
Expirations	(203)	(515)
Exercised	—	—

Balance at April 30, 2010	$152	$913
Transactions in written swaptions were as follows:

Transamerica PIMCO Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2009	$1,437	$144,200
Sales	2,358	365,400
Closing Buys	—	—
Expirations	(2,362)	(297,100)
Exercised	—	—

Balance at April 30, 2010	$1,433	$212,500

Transamerica PIMCO Total Return	Premium	Notional Amount
Balance at October 31, 2009	$678	$93,800
Sales	2,076	320,200
Closing Buys	—	—
Expirations	(1,407)	(190,300)
Exercised	—	—

Balance at April 30, 2010	$1,347	$223,700

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at April 30, 2010 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.
Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Certain Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
Certain Funds sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. Total return swap agreements on commodities involve commitments where by cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.
The aggregate fair value of the total return swaps is disclosed in the Schedules of Investments. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparty.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act, as amended. The Funds incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Funds must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.
The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as broker expense on short sales in the Statements of Operations.
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Funds held no unsecured loan participations at April 30, 2010.
To-be-announced purchase commitments (“TBA”): TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury Inflation-Protected Securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at April 30, 2010 are listed in the Schedules of Investments.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts at a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds seek to increase their net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2010 are shown in the Schedules of Investments and Statements of Assets and Liabilities.
Income from loaned securities on the Statements of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.
Recaptured commissions for the period ended April 30, 2010, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica AllianceBernstein International Value	$1
Transamerica Federated Market Opportunity	2
Transamerica JPMorgan Mid Cap Value	2
Transamerica Neuberger Berman International	9
Transamerica Third Avenue Value	1
Transamerica Thornburg International Value	2
Transamerica First Quadrant Global Macro	—	(a)
Transamerica UBS Large Cap Value	40
Transamerica Van Kampen Mid-Cap Growth	19
Transamerica Van Kampen Small Company Growth	10
Transamerica WMC Emerging Markets	3
Transamerica Clarion Global Real Estate Securities	19
Transamerica Jennison Growth	92

(a)	Rounds to less than $1.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend dates or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to Real Estate Investment Trusts (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend dates and are determined in accordance with federal income tax regulations which may differ from GAAP.
Market and Credit Risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities generally are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and futures contracts. These are generally categorized as a Level 2 in the fail value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and generally are categorized in Level 2 or the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of the Funds’ Schedules of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TAM is the Funds’ investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The following schedule reflects the percentage of the Funds that are owned by affiliated investment companies at April 30, 2010:

	Market	% of Net
Transamerica AllianceBernstein International Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$9,395	2.78%
Transamerica Asset Allocation-Growth Portfolio	36,511	10.82
Transamerica Asset Allocation-Moderate Portfolio	22,103	6.55
Transamerica Asset Allocation-Moderate Growth Portfolio	51,463	15.25
Transamerica Multi-Manager International Portfolio	31,812	9.43
Transamerica Asset Allocation-Conservative VP	11,350	3.36
Transamerica Asset Allocation-Growth VP	19,134	5.67
Transamerica Asset Allocation-Moderate Growth VP	65,359	19.36
Transamerica Asset Allocation-Moderate VP	30,973	9.18
Transamerica International Moderate Growth VP	57,024	16.89

Total	$335,124	99.29%

	Market	% of Net
Transamerica BlackRock Global Allocation	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$20,756	4.39%
Transamerica Asset Allocation-Growth Portfolio	45,914	9.70
Transamerica Asset Allocation-Moderate Portfolio	42,666	9.02
Transamerica Asset Allocation-Moderate Growth Portfolio	85,449	18.06
Transamerica Multi-Manager Alternative Strategies Portfolio	22,565	4.77
Transamerica Multi-Manager International Portfolio	18,884	3.99
Transamerica Asset Allocation-Conservative VP	15,954	3.37
Transamerica Asset Allocation-Growth VP	28,448	6.01
Transamerica Asset Allocation-Moderate Growth VP	132,739	28.05
Transamerica Asset Allocation-Moderate VP	52,152	11.02

Total	$465,527	98.38%

	Market	% of Net
Transamerica BlackRock Large Cap Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$55,378	7.59%
Transamerica Asset Allocation-Growth Portfolio	227,078	31.12
Transamerica Asset Allocation-Moderate Portfolio	143,602	19.68
Transamerica Asset Allocation-Moderate Growth Portfolio	293,271	40.19

Total	$719,329	98.58%

	Market	% of Net
Transamerica BlackRock Natural Resources	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,862	7.23%
Transamerica Asset Allocation-Growth Portfolio	17,596	11.71
Transamerica Asset Allocation-Moderate Portfolio	38,087	25.36
Transamerica Asset Allocation-Moderate Growth Portfolio	43,167	28.74
Transamerica Multi-Manager Alternative Strategies Portfolio	25,471	16.96
Transamerica Asset Allocation-Growth VP	11,521	7.67

Total	$146,704	97.67%

	Market	% of Net
Transamerica BNY Mellon Market Neutral Strategy	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,422	10.22%
Transamerica Asset Allocation-Growth Portfolio	9,572	9.38
Transamerica Asset Allocation-Moderate Portfolio	16,999	16.66
Transamerica Asset Allocation-Moderate Growth Portfolio	27,017	26.48
Transamerica Multi-Manager Alternative Strategies Portfolio	29,532	28.95
Transamerica Asset Allocation-Growth VP	8,343	8.18

Total	$101,883	99.87%

	Market	% of Net
Transamerica Federated Market Opportunity	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,785	11.67%
Transamerica Asset Allocation-Growth Portfolio	11,703	12.67
Transamerica Asset Allocation-Moderate Portfolio	18,130	19.62
Transamerica Asset Allocation-Moderate Growth Portfolio	23,469	25.40
Transamerica Multi-Manager Alternative Strategies Portfolio	27,268	29.51

Total	$91,355	98.87%

	Market	% of Net
Transamerica First Quadrant Global Macro	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,847	9.44%
Transamerica Asset Allocation-Growth Portfolio	14,525	12.64
Transamerica Asset Allocation-Moderate Portfolio	17,630	15.34
Transamerica Asset Allocation-Moderate Growth Portfolio	33,829	29.44
Transamerica Multi-Manager Alternative Strategies Portfolio	27,711	24.12
Transamerica Asset Allocation-Growth VP	10,266	8.94

Total	$114,808	99.92%

	Market	% of Net
Transamerica JPMorgan Core Bond	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$43,147	6.19%
Transamerica Asset Allocation-Moderate Portfolio	32,653	4.69
Transamerica Asset Allocation-Moderate Growth Portfolio	32,602	4.68
Transamerica Asset Allocation-Conservative VP	179,227	25.73
Transamerica Asset Allocation-Moderate Growth VP	174,285	25.02
Transamerica Asset Allocation-Moderate VP	204,924	29.42
Transamerica International Moderate Growth VP	21,750	3.12

Total	$688,588	98.85%

	Market	% of Net
Transamerica JPMorgan International Bond	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$39,192	5.61%
Transamerica Asset Allocation-Moderate Portfolio	68,653	9.84
Transamerica Asset Allocation-Moderate Growth Portfolio	143,059	20.48
Transamerica Multi-Manager Alternative Strategies Portfolio	13,519	1.93
Transamerica Asset Allocation-Conservative VP	66,697	9.55
Transamerica Asset Allocation-Moderate Growth VP	230,797	33.03
Transamerica Asset Allocation-Moderate VP	132,969	19.03

Total	$694,886	99.47%

	Market	% of Net
Transamerica JPMorgan Mid Cap Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$11,541	6.04%
Transamerica Asset Allocation-Growth Portfolio	50,133	26.25
Transamerica Asset Allocation-Moderate Portfolio	42,480	22.24
Transamerica Asset Allocation-Moderate Growth Portfolio	86,815	45.45

Total	$190,969	99.98%

	Market	% of Net
Transamerica Loomis Sayles Bond	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$87,057	15.90%
Transamerica Asset Allocation-Moderate Portfolio	142,668	26.06
Transamerica Asset Allocation-Moderate Growth Portfolio	84,646	15.46
Transamerica Multi-Manager Alternative Strategies Portfolio	44,278	8.09
Transamerica Asset Allocation-Conservative VP	23,909	4.37
Transamerica Asset Allocation-Moderate Growth VP	52,353	9.56
Transamerica Asset Allocation-Moderate VP	81,374	14.87
Transamerica International Moderate Growth VP	20,458	3.74

Total	$536,743	98.05%

	Market	% of Net
Transamerica Neuberger Berman International	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$13,803	2.64%
Transamerica Asset Allocation-Growth Portfolio	70,687	13.53
Transamerica Asset Allocation-Moderate Portfolio	31,269	5.99
Transamerica Asset Allocation-Moderate Growth Portfolio	103,940	19.90
Transamerica Multi-Manager International Portfolio	32,149	6.16
Transamerica Asset Allocation-Conservative VP	13,389	2.56
Transamerica Asset Allocation-Growth VP	39,694	7.60
Transamerica Asset Allocation-Moderate Growth VP	127,177	24.35
Transamerica Asset Allocation-Moderate VP	45,056	8.63
Transamerica International Moderate Growth VP	42,437	8.13

Total	$519,601	99.49%

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)

	Market	% of Net
Transamerica Oppenheimer Developing Markets	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$12,648	2.29%
Transamerica Asset Allocation-Growth Portfolio	77,955	14.09
Transamerica Asset Allocation-Moderate Portfolio	41,664	7.53
Transamerica Asset Allocation-Moderate Growth Portfolio	98,326	17.78
Transamerica Multi-Manager Alternative Strategies Portfolio	3,794	0.69
Transamerica Multi-Manager International Portfolio	41,176	7.44
Transamerica Asset Allocation-Conservative VP	18,210	3.29
Transamerica Asset Allocation-Growth VP	49,549	8.96
Transamerica Asset Allocation-Moderate Growth VP	137,740	24.90
Transamerica Asset Allocation-Moderate VP	61,375	11.10
Transamerica International Moderate Growth VP	7,696	1.39

Total	$550,133	99.46%

	Market	% of Net
Transamerica Oppenheimer Small- & Mid-Cap Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,116	3.22%
Transamerica Asset Allocation-Growth Portfolio	36,414	11.61
Transamerica Asset Allocation-Moderate Portfolio	30,614	9.76
Transamerica Asset Allocation-Moderate Growth Portfolio	59,335	18.92
Transamerica Asset Allocation-Conservative VP	12,321	3.93
Transamerica Asset Allocation-Growth VP	27,150	8.66
Transamerica Asset Allocation-Moderate Growth VP	94,483	30.13
Transamerica Asset Allocation-Moderate VP	40,692	12.97

Total	$311,125	99.20%

	Market	% of Net
Transamerica Schroders International Small Cap	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$22,547	3.81%
Transamerica Asset Allocation-Growth Portfolio	66,514	11.24
Transamerica Asset Allocation-Moderate Portfolio	46,779	7.90
Transamerica Asset Allocation-Moderate Growth Portfolio	78,311	13.23
Transamerica Multi-Manager Alternative Strategies Portfolio	10,177	1.72
Transamerica Multi-Manager International Portfolio	38,054	6.43
Transamerica Asset Allocation-Conservative VP	28,565	4.83
Transamerica Asset Allocation-Growth VP	43,224	7.30
Transamerica Asset Allocation-Moderate Growth VP	148,566	25.11
Transamerica Asset Allocation-Moderate VP	69,941	11.82
Transamerica International Moderate Growth VP	35,805	6.05

Total	$588,483	99.44%

	Market	% of Net
Transamerica Third Avenue Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$19,740	4.18%
Transamerica Asset Allocation-Growth Portfolio	60,126	12.74
Transamerica Asset Allocation-Moderate Portfolio	42,780	9.07
Transamerica Asset Allocation-Moderate Growth Portfolio	92,590	19.62
Transamerica Multi-Manager Alternative Strategies Portfolio	7,467	1.58
Transamerica Asset Allocation-Conservative VP	18,251	3.87
Transamerica Asset Allocation-Growth VP	38,070	8.07
Transamerica Asset Allocation-Moderate Growth VP	126,652	26.84
Transamerica Asset Allocation-Moderate VP	62,698	13.29

Total	$468,374	99.26%

	Market	% of Net
Transamerica Thornburg International Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$20,232	3.24%
Transamerica Asset Allocation-Growth Portfolio	50,963	8.17
Transamerica Asset Allocation-Moderate Portfolio	42,527	6.82
Transamerica Asset Allocation-Moderate Growth Portfolio	67,485	10.81
Transamerica Multi-Manager International Portfolio	58,849	9.43
Transamerica Asset Allocation-Conservative VP	24,260	3.89
Transamerica Asset Allocation-Growth VP	35,066	5.62
Transamerica Asset Allocation-Moderate Growth VP	155,722	24.95
Transamerica Asset Allocation-Moderate VP	79,845	12.79
Transamerica International Moderate Growth VP	87,194	13.97

Total	$622,143	99.69%

	Market	% of Net
Transamerica UBS Large Cap Value	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$44,567	3.92%
Transamerica Asset Allocation-Growth Portfolio	209,889	18.49
Transamerica Asset Allocation-Moderate Portfolio	131,423	11.58
Transamerica Asset Allocation-Moderate Growth Portfolio	315,383	27.78
Transamerica Asset Allocation-Conservative VP	36,280	3.20
Transamerica Asset Allocation-Growth VP	62,930	5.54
Transamerica Asset Allocation-Moderate Growth VP	222,810	19.62
Transamerica Asset Allocation-Moderate VP	104,143	9.17

Total	$1,127,425	99.30%

		% of Net
Transamerica Van Kampen Emerging Markets Debt	Market Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$34,091	10.32%
Transamerica Asset Allocation-Moderate Portfolio	51,686	15.64
Transamerica Asset Allocation-Moderate Growth Portfolio	50,262	15.21
Transamerica Asset Allocation-Conservative VP	34,177	10.34
Transamerica Asset Allocation-Moderate Growth VP	69,870	21.14
Transamerica Asset Allocation-Moderate VP	88,654	26.82

Total	$328,740	99.47%

		% of Net
Transamerica Van Kampen Mid-Cap Growth	Market Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,863	3.46%
Transamerica Asset Allocation-Growth Portfolio	45,307	14.45
Transamerica Asset Allocation-Moderate Portfolio	29,913	9.54
Transamerica Asset Allocation-Moderate Growth Portfolio	62,263	19.86
Transamerica Asset Allocation-Conservative VP	4,004	1.28
Transamerica Asset Allocation-Growth VP	20,919	6.67
Transamerica Asset Allocation-Moderate Growth VP	100,446	32.03
Transamerica Asset Allocation-Moderate VP	37,535	11.97

Total	$311,250	99.26%

		% of Net
Transamerica Van Kampen Small Company Growth	Market Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,588	4.55%
Transamerica Asset Allocation-Growth Portfolio	23,268	13.94
Transamerica Asset Allocation-Moderate Portfolio	13,605	8.15
Transamerica Asset Allocation-Moderate Growth Portfolio	23,201	13.90
Transamerica Asset Allocation-Conservative VP	9,814	5.88
Transamerica Asset Allocation-Growth VP	13,545	8.11
Transamerica Asset Allocation-Moderate Growth VP	47,783	28.63
Transamerica Asset Allocation-Moderate VP	26,987	16.17

Total	$165,791	99.33%

		% of Net
Transamerica WMC Emerging Markets	Market Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$8,022	2.81%
Transamerica Asset Allocation-Growth Portfolio	7,192	2.52
Transamerica Asset Allocation-Moderate Portfolio	28,344	9.93
Transamerica Asset Allocation-Moderate Growth Portfolio	23,548	8.25
Transamerica Multi-Manager International Portfolio	31,300	10.97
Transamerica Asset Allocation-Conservative VP	9,765	3.42
Transamerica Asset Allocation-Growth VP	11,843	4.15
Transamerica Asset Allocation-Moderate Growth VP	59,970	21.01
Transamerica Asset Allocation-Moderate VP	35,948	12.60

Total	$215,932	75.66%

		% of Net
Transamerica Clarion Global Real Estate Securities	Market Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$15,622	4.77%
Transamerica Asset Allocation-Growth Portfolio	88,053	26.89
Transamerica Asset Allocation-Moderate Portfolio	55,909	17.08
Transamerica Asset Allocation-Moderate Growth Portfolio	120,210	36.71
Transamerica Multi-Manager Alternative Strategies Portfolio	22,110	6.75
Transamerica Multi-Manager International Portfolio	15,276	4.67

Total	$317,180	96.87%

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)

	Market
Transamerica Jennison Growth	Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$61,931	7.60%
Transamerica Asset Allocation-Growth Portfolio	245,416	30.10
Transamerica Asset Allocation-Moderate Portfolio	163,083	20.00
Transamerica Asset Allocation-Moderate Growth Portfolio	310,024	38.02
Transamerica Asset Allocation-Conservative VP	527	0.06
Transamerica Asset Allocation-Growth VP	5,350	0.66
Transamerica Asset Allocation-Moderate Growth VP	17,094	2.10
Transamerica Asset Allocation-Moderate VP	1,357	0.17

Total	$804,782	98.71%

	Market
Transamerica MFS International Equity	Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$15,419	3.39%
Transamerica Asset Allocation-Growth Portfolio	28,913	6.36
Transamerica Asset Allocation-Moderate Portfolio	33,435	7.36
Transamerica Asset Allocation-Moderate Growth Portfolio	31,465	6.92
Transamerica Multi-Manager International Portfolio	50,644	11.14
Transamerica Asset Allocation-Conservative VP	23,001	5.06
Transamerica Asset Allocation-Growth VP	20,010	4.40
Transamerica Asset Allocation-Moderate Growth VP	99,645	21.92
Transamerica Asset Allocation-Moderate VP	58,740	12.92
Transamerica International Moderate Growth VP	90,780	19.97

Total	$452,052	99.44%

	Market	% of Net
Transamerica PIMCO Real Return TIPS	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$104,746	11.20%
Transamerica Asset Allocation-Moderate Portfolio	165,134	17.66
Transamerica Asset Allocation-Moderate Growth Portfolio	120,356	12.87
Transamerica Asset Allocation-Conservative VP	132,033	14.12
Transamerica Asset Allocation-Moderate Growth VP	168,668	18.03
Transamerica Asset Allocation-Moderate VP	218,175	23.33
Transamerica International Moderate Growth VP	18,735	2.00

Total	$927,847	99.21%

	Market	% of Net
Transamerica PIMCO Total Return	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$155,263	26.96%
Transamerica Asset Allocation-Moderate Portfolio	228,761	39.73
Transamerica Asset Allocation-Moderate Growth Portfolio	182,298	31.66

Total	$566,322	98.35%

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Transamerica AllianceBernstein International Value
First $200 million	0.88%
Over $200 million up to $500 million	0.81%
Over $500 million	0.77%
Transamerica BlackRock Global Allocation
First $100 million	0.80%
Over $100 million	0.72%
Transamerica BlackRock Large Cap Value
First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million	0.75%
Transamerica BlackRock Natural Resources
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million	0.75%
Transamerica BNY Mellon Market Neutral Strategy
ANA	1.40%
Transamerica Federated Market Opportunity
First $30 million	0.85%
Over $30 million up to $50 million	0.80%
Over $50 million up to $500 million	0.70%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%
Transamerica First Quadrant Global Macro
First $150 million	1.40%
Over $150 million up to $300 million	1.30%
Over $300 million	1.20%
Transamerica JPMorgan Core Bond
First $750 million	0.45%
Over $750 million up to $1 billion	0.40%
Over $1 billion	0.375%
Transamerica JPMorgan International Bond
First $100 million	0.55%
Over $100 million up to $250 million	0.52%
Over $250 million up to $500 million	0.51%
Over $500 million up to $1 billion	0.50%
Over $1 billion	0.47%
Transamerica JPMorgan Mid Cap Value
First $100 million	0.85%
Over $100 million	0.80%
Transamerica Loomis Sayles Bond
First $200 million	0.675%
Over $200 million up to $750 million	0.625%
Over $750 million	0.60%
Transamerica Neuberger Berman International
First $100 million	1.00%
Over $100 million	0.95%
Transamerica Oppenheimer Developing Markets
First $50 million	1.20%
Over $50 million up to $200 million	1.15%
Over $200 million up to $500 million	1.10%
Over $500 million	1.05%
Transamerica Oppenheimer Small- & Mid-Cap Value
First $100 million	0.95%
Over $100 million up to $250 million	0.90%
Over $250 million up to $500 million	0.85%
Over $500 million	0.825%
Transamerica Schroders International Small Cap
First $300 million	1.07%
Over $300 million	1.00%
Transamerica Third Avenue Value
ANA	0.80%
Transamerica Thornburg International Value
First $100 million	1.10%
Over $100 million up to $300 million	1.00%
Over $300 million	0.95%
Transamerica UBS Large Cap Value
First $200 million	0.82%
Over $200 million up to $400 million	0.76%
Over $400 million up to $750 million	0.74%
Over $750 billion up to $1 billion	0.71%
Over $1 billion up to $1.5 billion	0.67%
Over $1.5 billion	0.62%
Transamerica Van Kampen Emerging Markets Debt
First $250 million	0.95%
Over $250 million up to $500 million	0.85%
Over $500 million	0.80%
Transamerica Van Kampen Mid-Cap Growth
First $1 billion	0.80%
Over $1 billion	0.775%

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)

Transamerica Van Kampen Small Company Growth
First $500 million	0.95%
Over $500 million	0.85%
Transamerica WMC Emerging Markets
First $300 million	1.15%
Over $300 million	1.10%
Transamerica Clarion Global Real Estate Securities
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%
Transamerica Jennison Growth
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion up to $1.5 billion	0.675%
Over $1.5 billion	0.65%
Transamerica MFS International Equity
First $250 million	0.90%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%
Transamerica PIMCO Real Return TIPS
First $250 million	0.70%
Over $250 million up to $750 million	0.65%
Over $750 million up to $1 billion	0.60%
Over $1 billion	0.55%
Transamerica PIMCO Total Return
First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse each Fund to the extent that operating expenses, excluding distribution and service fees and extraordinary expenses, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica AllianceBernstein International Value *	1.13%
Transamerica BlackRock Global Allocation *	1.00
Transamerica BlackRock Large Cap Value	1.00
Transamerica BlackRock Natural Resources	1.00
Transamerica BNY Mellon Market Neutral Strategy	1.65
Transamerica Federated Market Opportunity *	1.05
Transamerica First Quadrant Global Macro	1.65
Transamerica JPMorgan Core Bond	0.70
Transamerica JPMorgan International Bond *	0.75
Transamerica JPMorgan Mid Cap Value	1.05
Transamerica Loomis Sayles Bond	0.88

Fund	Expense Limit
Transamerica Neuberger Berman International *	1.25%
Transamerica Oppenheimer Developing Markets *	1.45
Transamerica Oppenheimer Small- & Mid-Cap Value	1.15
Transamerica Schroders International Small Cap	1.27
Transamerica Third Avenue Value	1.00
Transamerica Thornburg International Value	1.35
Transamerica UBS Large Cap Value	1.02
Transamerica Van Kampen Emerging Markets Debt	1.15
Transamerica Van Kampen Mid-Cap Growth *	1.00
Transamerica Van Kampen Small Company Growth	1.15
Transamerica WMC Emerging Markets	1.40

*	The Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.
Funds not listed in the above table did not have an expense limit.
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed expenses. Amounts recaptured by the adviser during the period ended April 30, 2010 were as follows:

Fund	Recaptured Amount
Transamerica WMC Emerging Markets	$35
The following amounts were available for recapture as of April 30, 2010:

Transamerica WMC Emerging	Reimbursement of	Available for Recapture
Markets	Class Expenses	Through
Fiscal Year 2008:	$21	10/31/2011
Fiscal Year 2009:	$35	10/31/2012

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.
Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. For the period ended April 30, 2010, the Funds paid TFS amounts that round to less than $1.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee was deemed to have been elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.
Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Fund. If retainers increased in the future, past accruals (and credits) would be adjusted upwards so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred became payable to an Emeritus Trustee (or his/her beneficiary). Upon commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus was allowed to serve as such.
At April 30, 2010, the Funds’ liability related to the Emeritus Plan was as follows:

Fund	Emeritus Fees
Transamerica AllianceBernstein International Value	—	(a)
Transamerica BlackRock Global Allocation	—	(a)
Transamerica BlackRock Large Cap Value	1
Transamerica Federated Market Opportunity	—	(a)
Transamerica JPMorgan International Bond	1
Transamerica JPMorgan Mid Cap Value	—	(a)
Transamerica Neuberger Berman International	1
Transamerica Oppenheimer Developing Markets	—	(a)
Transamerica Oppenheimer Small- & Mid-Cap Value	—	(a)
Transamerica UBS Large Cap Value	—	(a)
Transamerica Van Kampen Emerging Markets Debt	—	(a)
Transamerica Van Kampen Mid-Cap Growth	—	(a)
Transamerica Van Kampen Small Company Growth	—	(a)
Transamerica Clarion Global Real Estate Securities	—	(a)
Transamerica Jennison Growth	—	(a)
Transamerica MFS International Equity	—	(a)
Transamerica PIMCO Real Return TIPS	1
Transamerica PIMCO Total Return	—	(a)

(a)	Rounds to less than $1.
Amounts deferred and accrued under the Emeritus Plan are claims against the general assets of Transamerica Funds.
Funds not listed in the above table did not have a liability related to the Emeritus Plan.
The Emeritus Plan was terminated effective October 30, 2007. Upon termination, the Funds continue to pay any remaining benefits in accordance with the Plan, but no further compensation has been accrued.
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2010 were as follows:

Fund	Brokerage Commissions
Transamerica Third Avenue Value	$33
Transamerica UBS Large Cap Value	—	(a)
Transamerica Van Kampen Mid-Cap Growth	—	(a)

(a)	Rounds to less than $1.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2010 were as follows:

			Proceeds from maturities and sales of
	Purchases of securities:		securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica AllianceBernstein International Value	$113,382	$—	$94,239	$—
Transamerica BlackRock Global Allocation	76,384	28,002	82,057	22,760
Transamerica BlackRock Large Cap Value	338,307	—	322,498	—
Transamerica BlackRock Natural Resources	9,345	—	1,364	—
Transamerica BNY Mellon Market Neutral Strategy	136,016	—	136,108	—
Transamerica Federated Market Opportunity	37,341	8,506	41,477	3,015
Transamerica First Quadrant Global Macro	4,151	—	2,356	—
Transamerica JPMorgan Core Bond	198,577	238,571	29,243	7,209
Transamerica JPMorgan International Bond	247,269	—	283,891	—
Transamerica JPMorgan Mid Cap Value	25,268	—	42,031	—
Transamerica Loomis Sayles Bond	236,184	12,873	541,956	—
Transamerica Neuberger Berman International	144,829	—	146,078	—
Transamerica Oppenheimer Developing Markets	106,213	—	128,906	—
Transamerica Oppenheimer Small- & Mid-Cap Value	113,186	—	129,129	—
Transamerica Schroders International Small Cap	171,581	—	158,919	—
Transamerica Third Avenue Value	15,497	—	27,090	—
Transamerica Thornburg International Value	105,084	—	114,721	—
Transamerica UBS Large Cap Value	232,062	—	236,825	—
Transamerica Van Kampen Emerging Markets Debt	150,449	—	199,771	—
Transamerica Van Kampen Mid-Cap Growth	44,789	—	23,513	—
Transamerica Van Kampen Small Company Growth	17,799	—	6,998	—
Transamerica WMC Emerging Markets	234,814	—	148,964	—
Transamerica Clarion Global Real Estate Securities	119,100	—	108,485	—
Transamerica Jennison Growth	339,111	—	278,736	—
Transamerica MFS International Equity	84,748	—	50,826	—
Transamerica PIMCO Real Return TIPS	60,933	1,691,559	85,967	1,515,287
Transamerica PIMCO Total Return	779,916	403,390	855,161	337,926
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
Transamerica Alliance Bernstein International Value:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$101
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on transactions from foreign currency transactions	$33
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	101
Total	$134
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica BlackRock Global Allocation:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	Contracts		Total
Asset derivatives
Investment securities, at value	$—	$31		$31
Swap agreements, at value	—	118		118
Unrealized appreciation on forward foreign currency contracts	61	—		61
Unrealized appreciation on futures contracts	—	110	*	110
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(99)	—		(99)
Written options, at value	—	(312)		(312)
Unrealized depreciation on futures contracts	—	(227	)*	(227)
Total	$(38)	$(280)		$(318)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of
Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on investment securities	$(27)	$(745)	$(772)
Net realized (loss) on futures contracts	—	(2,281)	(2,281)
Net realized gain on written option contracts	—	591	591
Net realized gain on swap agreements	—	29	29
Net realized (loss) on foreign currency transactions	(918)	—	(918)
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on investment securities	—	184	184
Net increase in unrealized appreciation on futures contracts	—	46	46
Net increase in unrealized appreciation on written option contracts	—	557	557
Net (decrease) in unrealized (depreciation) on swap agreements	—	(113)	(113)
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	121	—	121
Total	$(824)	$(1,732)	$(2,556)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica Federated Market Opportunity:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of Forward Foreign Currency Contracts and Purchased Options/Swaptions held at period end is indicative of the volume held throughout the period. The volume of Written Options held throughout the period was consistent until April, when all of the contracts were sold off. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	Contracts	Total
Asset derivatives
Investment Securities, at value	$—	$2,856	$2,856
Unrealized appreciation on forward foreign currency contracts	926	—	926
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(431)	—	(431)

Total	$495	$2,856	$3,351

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on investment securities	$—	$(7,814)	$(7,814)
Net realized (loss) on forward foreign currency contracts	(430)	—	(430)
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net (decrease) in unrealized (depreciation) on investment securities	—	(820)	(820)
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	812	—	812

Total	$382	$(8,634)	(8,252)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
Transamerica First Quadrant Global Macro:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of Forward Foreign Currency Contracts, Futures Contracts, and Purchased Options/Swaptions Contracts held at period end is indicative of the volume held throughout the period. The volume of Written Options/Swaptions was on average 13 contracts consistently held throughout the first four months of the period decreasing to three contracts at the period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates		Foreign exchange	Equity
Location	contracts		contracts	contracts		Total
Asset derivatives
Investment Securities, at value	$—		$—	$637		$637
Unrealized appreciation on futures contracts	574	*	—	206	*	780
Unrealized appreciation on forward foreign currency contracts	—		1,217	—		1,217
Liability derivatives
Unrealized depreciation on futures contracts	(1,462	)*	—	(1,033	)*	(2,495)
Written options, at value	—		—	(455)		(455)
Unrealized depreciation on foreign currency contracts	—		(912)	—		(912)

Total	$(888)		$305	$(645)		$(1,228)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica First Quadrant Global Macro: (continued)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates	Foreign exchange	Equity
Location	contracts	contracts	contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on investment securities	$—	$—	$(1,359)	$(1,359)
Net realized gain on futures contracts	298	—	1,948	2,246
Net realized gain on written option contracts	—	—	1,022	1,022
Net realized gain on foreign currency transactions	—	992	—	992
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on investment securities	—	—	155	155
Net (decrease) in unrealized depreciation on futures contracts	(888)	—	(827)	(1,715)
Net (decrease) in unrealized depreciation on written option contracts	—	—	(134)	(134)
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	—	122	—	122
Totals	$(590)	$1,114	805	$1,329
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
Transamerica JPMorgan International Bond:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates		Foreign exchange
Location	contracts		contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts	$635	*	$—	$635
Unrealized appreciation on forward foreign currency contracts	—		2,230	2,230
Liability derivatives
Unrealized appreciation on futures contracts	(187	)*	—	(187)
Unrealized depreciation on forward foreign currency contracts	—		(1,207)	(1,207)

Total	$448		$1,023	$1,471

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates	Foreign exchange
Location	contracts	contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on futures contracts	$156	$—	$156
Net realized gain on transactions from foreign currency contracts	—	2,201	2,201
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on futures contracts	607	—	607
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	—	1,739	1,739
Total	$763	$3,940	$4,703
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica Thornburg International Value:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$1,563
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(1,872)

Total	$(309)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on foreign currency transactions	$(903)
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	12

Total	$(891)
Transamerica WMC Emerging Markets:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of Forward Foreign Currency Contracts held throughout the period decreased steadily, starting the period with 10 contracts decreasing to three contracts by period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$31
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(40)

Total	$(9)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized (loss) on foreign currency transactions	$(330)
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net increase in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	340

Total	$10

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica PIMCO Real Return TIPS:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of Swaps and Futures Contracts held at period end is indicative of the volume held throughout the period. The volume of Written Options and Swaptions held throughout the period increased steadily, starting at 11 contracts ending at 39 contracts at period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates	Foreign exchange	Credit
Location	contracts	contracts	contracts	Total
Asset derivatives
Swap agreements, at value	$603	$—	$785	$1,388
Unrealized appreciation on forward foreign currency contracts	—	1,501	—	1,501
Unrealized appreciation on futures contracts	433 *	—	—	433
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	—	(493)	—	(493)
Written options and swaptions, at value	(884)	—	—	(884)
Swap agreements, at value	(596)	—	(340)	(936)

Total	$(439)	$1,008	$445	$1,014

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates	Foreign exchange	Credit
Location	contracts	contracts	Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on futures contracts	$1,748	$—	$—	$1,748
Net realized gain on written options	2,479	56	—	2,535
Net realized gain (loss) on swap agreements	(1,417)	—	218	(1,199)
Net realized gain on forward foreign currency contracts	—	1,558	—	1,558
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net decrease in unrealized depreciation on futures contracts	(583)	—	—	(583)
Net decrease in unrealized depreciation on written options	(719)	—	—	(719)
Net increase (decrease) in unrealized appreciation / depreciation on swap agreements	(1,138)	—	875	(263)
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	—	679	—	679
Totals	$370	$2,293	1,093	$3,756
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
Transamerica PIMCO Total Return:
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of Swaps, Forward Foreign Currency Contracts, and Futures Contracts held at period end is indicative of the volume held throughout the period. The volume of Written Options and Swaptions held throughout the period increased steadily, starting at 14 contracts and ending at 34 contracts at period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates	Foreign exchange
Location	contracts	contracts	Credit contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts	$1,073 *	$993 *	$—	$2,066
Swap agreements, at value	82	—	597	679
Unrealized appreciation on forward foreign currency contracts	—	786	—	786
Liability derivatives
Written options and swaptions, at value	(913)	—	(23)	(936)
Swap agreements, at value	(277)	—	(1,378)	(1,655)
Unrealized depreciation on forward foreign currency contracts	—	(885)	—	(885)

Total	$(35)	$894	$(804)	$55

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Transamerica Funds	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Transamerica PIMCO Total Return: (continued)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rates	Foreign exchange	Credit
Location	contracts	contracts	Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on futures contracts	$2,203	$—	$—	$2,203
Net realized gain on written options	1,627	70	—	1,697
Net realized gain on swap agreements	1,003	—	417	1,420
Net realized gain on foreign currency	—	2,279	—	2,279
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net decrease in unrealized depreciation on futures contracts	(65)	—	—	(65)
Net increase (decrease) in unrealized depreciation on written options	(8)	43	—	35
Net decrease in unrealized depreciation on swap agreements	(1,735)	—	(510)	(2,245)
Net decrease in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	—	(172)	—	(172)
Totals	$3,025	$2,220	$(93)	$5,152
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken for all open tax years (2006 – 2008), or expected to be taken in the Funds’ 2009 tax returns, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENTS
At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on June 10, 2010, the Board approved a new transfer agency fee schedule. The new fee will be effective July 1, 2010.
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ Financial Statements.

Transamerica Funds	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by the Transamerica Funds’ Audit Committee, the Transamerica Funds’ Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending October 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
Transamerica Funds has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA FIRST QUADRANT GLOBAL MACRO
(formerly, Transamerica UBS Dynamic Alpha)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on July 21, 2009, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”) to replace UBS Global Asset Management (Americas) Inc. (“UBS”) with First Quadrant, L.P. (FQ) as sub-adviser to Transamerica First Quadrant Global Macro (formerly, Transamerica UBS Dynamic Alpha). The Board approved a new investment sub-advisory agreement with FQ (the “FQ Sub-advisory Agreement”) following a presentation by the TAM. Discussed below are some of the material factors considered by the Board.
Board Considerations. To assist the Board in its consideration of the FQ Sub-advisory Agreement, the Board received in advance of the meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.
Among other things, the Board considered:
(a)	that TAM has advised the Board that the appointment of First Quadrant, L.P. (“FQ”) is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services;

(b)	that TAM has advised the Board that FQ is an experienced and respected asset management firm and that FQ has the capabilities, resources and personnel necessary to provide advisory services to the Fund;

(c)	the proposed responsibilities of FQ for the Fund and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to FQ would be paid by TAM and not the Fund;

(e)	that the sub-advisory fee paid by TAM to FQ represents reasonable compensation to FQ in light of the services expected to be provided;

(f)	that TAM recommended to the Board that FQ be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program with similarities to that currently being implemented by UBS and with a competitive performance record for that program;

(g)	that the Fund would bear the costs associated with preparing and distributing this Information Statement to shareholders;

(h)	that the Fund’s portfolio management team was expected to change as a result of approval of the new sub-adviser;

(i)	that TAM has advised the Board the current sub-adviser has had turnover in its portfolio management team that could affect the ability of the Fund to perform in the long term; and

(j)	that Management represented that the FQ Sub-advisory Agreement was substantially similar to the UBS Sub-advisory Agreement.
TAM reviewed with the Board its search process and criteria for a replacement sub-adviser including its desire to engage a sub-adviser with a stable, historically strong-performing global macro strategy. Discussed below are some of the material factors considered by the Board.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by FQ under the FQ Sub-advisory Agreement, the Board considered, among other things, information and assurances provided by TAM as to the operations, facilities, organization and personnel of FQ, the ability of FQ to perform its duties under the FQ Sub-advisory Agreement, and any anticipated changes to the current investment program and other practices of the Fund. The Board considered the proposed change to the Fund’s investment objective and principal investment strategies and risks, as well as the changes to the Fund’s name. The Board considered that TAM has advised the Board that the appointment of FQ is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services. The Board considered that FQ is an experienced and respected asset management firm and that FQ has the capabilities, resources and personnel necessary to provide advisory services to the Fund.
Based on its review of the materials provided and the assurances it had received from TAM, the Board determined that FQ can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Fund and that FQ’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Fund.
Fees and Costs of Services Provided. The Board considered the sub-advisory fee rate under the FQ Sub-advisory Agreement as well as the overall management fee structure of the Fund. The Board noted that the Fund does not pay the sub-advisory fee. The Board took into consideration that it had recently reviewed TAM’s profitability with respect to the Fund and that advisory fees would not be changed but margins could vary depending on Fund asset levels. The Board determined that the sub-advisory fees paid by TAM to FQ represent reasonable compensation in light of the services expected to be provided.
Economies of Scale. The Board noted that the advisory fee payable under the advisory fee schedule of the Fund would not be changed, and determined that the advisory fee schedule, which contains breakpoints, permits certain economies of scale for the benefit of shareholders as the Fund grows, even though FQ’s sub-advisory schedule does not contain breakpoints. The Board noted that TAM believes that the appointment of FQ as sub-adviser has the potential to attract additional assets.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA FIRST QUADRANT GLOBAL MACRO
(formerly, Transamerica UBS Dynamic Alpha)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Fall-Out Benefits. The Board noted that TAM would not realize soft dollar benefits from its relationship with FQ, and that FQ may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also considered the potential for increased visibility in the marketplace as a result of FQ’s relationship with the Fund.
Investment Performance. The Board compared the performance of FQ’s Managers AMG FQ Global Alternatives, a mutual fund with a comparable strategy managed by FQ, to the Fund’s performance and UBS’ UBS Dynamic Alpha’s performance over the past 1-, 2- and 3-year periods ended May 31, 2009, and noted that FQ’s composite performance exceeded that of the other funds (and UBS) over the same periods. The Board also considered FQ’s investment strategy. The Board noted that TAM believes that the appointment of FQ could benefit shareholders by offering them the potential for superior performance based on the historical comparisons, but were unable to predict what effect execution of the FQ Sub-advisory Agreement would actually have on the future performance of the Fund. Based on this information, the Board determined that FQ is capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies.
Other Considerations. The Board considered the qualifications, backgrounds and responsibilities of the FQ team responsible for the day-to-day management of the Fund, the policies and procedures in place by TAM and FQ to ensure compliance with applicable laws and regulations and by TAM to oversee the portfolio management activities of FQ.
Based upon its review and the representations made to it, the Board, including all of the Independent Board Members, concluded that (a) FQ can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Fund and that FQ’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Fund, and (b) the fees provided in the FQ Sub-advisory Agreement are fair and reasonable in light of the services expected to be provided to the Fund. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the Independent Board Members, approved the FQ Sub-advisory Agreement for up to a two-year period.
No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the FQ Sub-advisory Agreement, and each Board Member attributed different weight to the various factors.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA WMC DIVERSIFIED GROWTH
(formerly, Transamerica Equity)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on February 8, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”) to replace Transamerica Investment Management, LLC with Wellington Management Company, LLP (“Wellington”) as sub-adviser to Transamerica WMC Diversified Growth (formerly, Transamerica Equity). The Board approved a new investment sub-advisory agreement with Wellington (the “Wellington Sub-advisory Agreement”) following a presentation by TAM. Discussed below are some of the material factors considered by the Board.
Board Considerations. To assist the Board Members in their consideration of the Wellington Sub-advisory Agreement, the Board Members received in advance of their meeting certain materials and information. It was noted that the Board Members also had received considerable information about Wellington and the diversified growth strategy in conjunction with the most recent annual consideration of the advisory and sub-advisory arrangements for Transamerica Large Growth Portfolio, a series of Transamerica Partners Portfolios. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM has advised the Board Members that the appointment of Wellington is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services;
(b) that Wellington is an experienced and respected asset management firm and that Wellington has the capabilities, resources and personnel necessary to provide advisory services to the Fund based on an assessment of the services that Wellington provides to other funds within the Transamerica Asset Management Group (“TAMG”) fund complex, including Transamerica Partners Large Growth Portfolio, a fund sub-advised by Wellington which uses, for a portion of its assets, a similar investment program to that of the Fund;
(c) the proposed responsibilities of Wellington for the Fund and the services expected to be provided by it;
(d) the fact that the sub-advisory fees payable to Wellington would be paid by TAM and not the Fund;
(e) that the sub-advisory fees will be reduced; and that the sub-advisory fees paid by the Manager to Wellington represents reasonable compensation to Wellington in light of the services expected to be provided; and
(f) that TAM recommended to the Boards that Wellington be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington in advising other accounts and with a proven performance record for that program.
Certain of these considerations are discussed in more detail below.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by Wellington under the Wellington Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and Wellington as to the operations, facilities, organization and personnel of Wellington, the anticipated ability of Wellington to perform its duties under its Wellington Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Fund. The Board Members considered the proposed change to the Fund’s name. The Board Members considered that TAM advised the Board Members that the appointment of Wellington is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services. The Board Members considered that Wellington is an experienced and respected asset management firm and that TAM believes that Wellington has the capabilities, resources and personnel necessary to provide advisory services to the Fund based on the assessment of the services that Wellington provides to other funds within the TAMG complex, including a portion of the assets of Transamerica Partners Large Growth Portfolio, which serves as a model for the investment program that Wellington intends to implement for the Fund if Wellington is appointed as sub-adviser. The Board Members also considered that they recently had performed a full annual review of a number of sub-advisory agreements with Wellington. The Board also noted that TAM recommended to the Boards that Wellington be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington in advising other accounts and with a proven performance record for that program.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that Wellington can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Fund and that Wellington’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Fund.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the Wellington Sub-Advisory Agreement as well as the overall management fee structure of the Fund and other funds managed by TAM and Wellington and noted that the sub-advisory fee payable by TAM would be reduced if the Wellington Sub-Advisory Agreement is implemented. The Board Members noted that the Fund does not pay the sub-advisory fee. The Board Members determined that the sub-advisory fees paid by TAM to Wellington represent reasonable compensation in light of the services expected to be provided, and that it would review the Fund’s investment advisory fees payable during an upcoming meeting.
Economies of Scale. The Board Members noted that the advisory fee schedule, which contains breakpoints, permits certain economies of scale for the benefit of shareholders as the Fund grows, and that it would review these breakpoints during an upcoming meeting. The Board Members noted that TAM believes that the appointment of Wellington as sub-adviser has the potential to attract additional assets.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA WMC DIVERSIFIED GROWTH
(formerly, Transamerica Equity)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Fall-Out Benefits. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Wellington, and that Wellington may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that Wellington is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements Wellington may engage in with respect to the Fund’s brokerage transactions. The Board Members also considered the potential for increased visibility in the marketplace as a result of Wellington’s relationship with the Fund.
Investment Performance. The Board Members noted that the performance of Wellington’s Diversified Growth strategy for the period of October 2005 to September 2009 was stronger than that of the Transamerica Equity strategy (and thus of TIM) over the same periods. The Board Members noted that TAM believes that the appointment of Wellington could benefit shareholders by offering them the potential for superior performance based on the historical comparisons, but were unable to predict what effect execution of the Wellington Sub-Advisory Agreement would actually have on the future performance of the Fund. Based on this information, the Board Members determined that Wellington is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members, including a majority of the Independent Board Members, concluded that the Wellington Sub-advisory Agreements should be approved and that the fees payable thereunder are fair and reasonable in light of the services expected to be provided to the Fund.

Transamerica Funds	Semi-Annual Report 2010

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Portfolios and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Funds will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2010

TRANSAMERICA FUNDS — PRIVACY POLICY
NOTICE OF PRIVACY POLICY
(unaudited)
Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2010

P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service 1-888-233-4339
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc.